UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1: Schedule of Investments

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (1.0%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/20 (Prere.)	3,000	3,269
Birmingham AL GO	5.000%	3/1/37	2,500	2,740
1 Birmingham AL GO	0.000%	3/1/40	3,000	3,179
1 Birmingham AL GO	0.000%	3/1/45	4,000	4,278
Birmingham AL Special Care Facilities
Financing Authority Revenue (Methodist
Home for the Aging)	5.750%	6/1/45	2,500	2,737
Houston County AL Health Care Authority
Revenue	5.000%	10/1/30	6,785	7,373
Jefferson County AL Revenue	5.000%	9/15/26	3,200	3,706
Jefferson County AL Revenue	5.000%	9/15/31	7,500	8,558
Jefferson County AL Revenue	5.000%	9/15/35	2,750	3,100
2 Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	6,577
Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	4,303
Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	41,146
Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	28,392
Montgomery AL Higher Education Building
Authority Revenue (Faulkner University)	5.000%	10/1/36	2,820	2,924
Montgomery AL Higher Education Building
Authority Revenue (Faulkner University)	5.000%	10/1/43	5,080	5,204
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,395
				131,881
Alaska (0.1%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,105	6,633
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	5,570
Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,557
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	560	561
				18,321
American Samoa (0.0%)
American Samoa Economic Development
Authority Revenue	6.625%	9/1/35	5,000	4,884

Arizona (0.8%)
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/30	3,250	3,458
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/33	1,700	1,796
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/34	8,250	8,771

Glendale AZ Industrial Development Authority
Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	2,266
Glendale AZ Industrial Development Authority
Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,571
Glendale AZ Industrial Development Authority
Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	1,025
Glendale AZ Industrial Development Authority
Revenue (Terraces of Phoenix Project)	5.000%	7/1/33	250	266
Glendale AZ Industrial Development Authority
Revenue (Terraces of Phoenix Project)	5.000%	7/1/38	300	315
Glendale AZ Industrial Development Authority
Revenue (Terraces of Phoenix Project)	5.000%	7/1/48	1,515	1,581
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,120
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/32	2,000	2,274
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/33	1,000	1,132
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/34	1,260	1,426
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/35	1,700	1,920
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/36	2,205	2,485
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/28	1,270	1,537
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/29	2,000	2,405
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/30	2,600	3,117
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/33	5,925	6,700
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	5,520	6,229
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	3,000	3,138
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	9,925
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	19,884
Tempe AZ Industrial Development Authority
Revenue (Mirabella at ASU Project)	6.125%	10/1/47	1,400	1,535
Tempe AZ Industrial Development Authority
Revenue (Mirabella at ASU Project)	6.125%	10/1/52	1,400	1,529
University Medical Center Corp. Arizona
Hospital Revenue	6.500%	7/1/19 (Prere.)	2,500	2,611
				103,016
Arkansas (0.1%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/24	1,600	1,786
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/27	2,970	3,322
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/28	3,845	4,284

Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/30	5,045	5,577
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,645	1,799
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,425	1,559
				18,327
California (11.2%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	1,000	609
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/35 (4)	3,750	3,904
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35 (4)	3,850	4,356
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36 (4)	2,210	2,494
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	1,500	1,551
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	15,420	17,212
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	10,000	11,263
California Educational Facilities Authority
Revenue (Loma Linda University)	5.000%	4/1/42	2,620	2,913
California Educational Facilities Authority
Revenue (Loma Linda University)	5.000%	4/1/47	6,090	6,748
California GO	6.500%	4/1/19 (Prere.)	13,000	13,453
California GO	5.250%	9/1/24	6,500	7,196
California GO	5.000%	9/1/29	4,565	4,996
California GO	5.000%	10/1/30	12,600	14,482
California GO	6.000%	3/1/33	3,000	3,207
California GO	6.500%	4/1/33	11,000	11,359
California GO	4.000%	11/1/34	5,000	5,351
California GO	5.000%	9/1/36	3,250	3,597
California GO	5.000%	2/1/38	6,375	7,066
California GO	5.000%	2/1/43	2,100	2,324
California GO	5.000%	11/1/43	12,500	14,040
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	4,500	4,706
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/28	5,000	5,265
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	5,000	5,191
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	10,183
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	7,500	7,819
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,141
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/47	5,230	5,778
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	1,500	1,743

California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	1,200	1,390
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/37	2,625	2,978
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/42	5,250	5,936
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/47	5,500	6,197
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/55	3,000	3,348
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/20 (Prere.)	12,000	13,089
3 California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	18,000	20,164
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,770	15,176
California Municipal Finance Authority Charter
School Lease Revenue (Bella Mente
Montessori Academy)	5.000%	6/1/28	430	462
California Municipal Finance Authority Charter
School Lease Revenue (Bella Mente
Montessori Academy)	5.000%	6/1/38	840	884
California Municipal Finance Authority Charter
School Lease Revenue (Bella Mente
Montessori Academy)	5.000%	6/1/48	1,150	1,201
California Municipal Finance Authority Revenue	5.000%	12/31/37	7,500	8,442
California Municipal Finance Authority Revenue	5.000%	12/31/38	4,000	4,495
California Municipal Finance Authority Revenue	5.000%	12/31/43	5,000	5,601
California Municipal Finance Authority Revenue	4.000%	12/31/47 (4)	8,000	8,177
California Municipal Finance Authority Revenue	5.000%	12/31/47	3,500	3,905
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,191
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/41	2,080	2,263
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/26	360	418
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/27	435	508
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/28	520	605
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/29	470	545
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/37	500	565
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/39	1,000	1,122
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/26	1,000	1,141
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/27	1,000	1,147
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/29	1,000	1,131
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/47	4,250	4,626
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/47	5,000	5,442

California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/47	3,785	4,057
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/47	3,900	4,242
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/20 (Prere.)	3,585	3,889
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/28	1,000	1,174
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/29	1,000	1,168
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/30	1,000	1,163
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/31	1,000	1,157
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/33	1,010	1,156
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/35	1,000	1,137
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/36	1,000	1,133
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/43	6,620	7,433
California Public Works Board Lease Revenue	5.000%	10/1/26	120	144
California Public Works Board Lease Revenue	5.000%	10/1/27	6,480	7,882
California Public Works Board Lease Revenue	5.000%	10/1/30	3,000	3,565
California Public Works Board Lease Revenue	5.000%	3/1/31	8,425	9,900
California Public Works Board Lease Revenue	5.000%	3/1/32	5,000	5,846
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	10,000	10,736
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	3,600	3,963
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	7,380	8,170
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	11,102
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/31	10,305	11,007
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	9,035	9,997
California School Finance Authority Charter
School Revenue (Ednovate Obligated Group)	5.000%	6/1/30	1,000	1,068
California School Finance Authority Charter
School Revenue (Ednovate Obligated Group)	5.000%	6/1/48	1,000	1,038
California School Finance Authority Charter
School Revenue (Ednovate Obligated Group)	5.000%	6/1/56	1,000	1,030
California State University Systemwide Revenue	4.000%	11/1/38	5,560	5,812
California State University Systemwide Revenue	4.000%	11/1/45	2,750	2,856
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,119
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,809
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/30	6,380	7,370
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/35	4,500	5,090

California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	20,625
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/44	10,000	10,715
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/36	15,650	16,758
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/41	23,125	24,522
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/46	3,000	3,171
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.500%	12/1/54	12,000	12,962
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/56	3,865	4,144
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/26	1,120	1,278
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/46	2,650	2,906
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,240
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/35	585	642
Dublin CA Community Facilities District
Improvement Area No. 1 Special Tax
Revenue (Dublin Crossing)	5.000%	9/1/47	2,840	3,111
4 Eaton Vance California Municipal Income Trust	2.440%	8/8/18	6,825	6,834
El Camino CA Healthcare District GO	4.000%	8/1/35	4,200	4,429
El Camino CA Healthcare District GO	4.000%	8/1/36	6,000	6,309
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/38 (15)	1,465	1,638
Folsom Ranch Financing Authority Special Tax
Revenue	5.000%	9/1/47	3,000	3,269
5 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	6,000	5,389
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	8,730	10,161
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	18,000	20,376
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	10,000	7,721
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/28	5,000	5,758
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/32	4,500	5,088
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	10,000	11,246
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	15,100	16,942
Golden State Tobacco Securitization Corp.
California Revenue	5.300%	6/1/37	7,000	7,310

Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/47	12,000	12,319
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,647
Grossmont-Cuyamaca CA Community College
District GO	4.000%	8/1/47	2,000	2,075
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/49	1,000	1,113
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	3/1/57	7,285	8,081
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/28	2,805	3,052
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/29	2,825	3,062
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/32	3,500	3,773
Lee Lake CA Public Financing Authority
Revenue	5.125%	9/1/35	2,350	2,540
Long Beach CA Harbor Revenue	5.000%	5/15/28	4,855	5,621
Long Beach CA Harbor Revenue	5.000%	5/15/30	2,000	2,298
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,200	1,378
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,300	1,484
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,550	1,763
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,070	1,213
Los Angeles CA Department of Airports
International Airport Revenue	4.000%	5/15/34	2,500	2,584
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	1,750	1,972
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,750	1,967
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,770	1,988
Los Angeles CA Department of Airports
International Airport Revenue	4.000%	5/15/36	1,500	1,541
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/41	11,000	12,277
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/41	10,000	11,137
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/44	5,000	5,670
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	8,275	8,745
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	6,345	6,687
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/36	2,575	2,697
Los Angeles CA Regional Airports Improvement
Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,232
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,360
Los Angeles CA Unified School District GO	5.250%	7/1/42	15,000	17,885
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,315	4,471
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	3,465	3,593

Los Angeles County CA Facilities Inc. Lease
Revenue	4.000%	12/1/48	7,600	7,847
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/33	2,500	2,766
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/36	750	792
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/40	2,000	2,081
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	4.000%	10/1/42	9,425	9,798
M-S-R California Energy Authority Revenue	6.500%	11/1/39	5,510	7,776
Marin CA Healthcare District GO	4.000%	8/1/40	8,000	8,322
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	5,000	5,008
Oakland CA Unified School District GO	6.125%	8/1/19 (Prere.)	4,000	4,190
Oakland CA Unified School District GO	6.625%	8/1/21 (Prere.)	4,000	4,590
Oakland CA Unified School District GO	5.500%	8/1/22 (Prere.)	3,000	3,443
Oakland CA Unified School District GO	5.000%	8/1/32	1,000	1,158
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	5,029
6 Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	13,245
Palomar Pomerado Health California Revenue	5.000%	11/1/28	3,500	3,897
Palomar Pomerado Health California Revenue	5.000%	11/1/29	4,605	5,106
Palomar Pomerado Health California Revenue	5.000%	11/1/30	3,335	3,685
Palomar Pomerado Health California Revenue	5.000%	11/1/31	2,485	2,739
Peralta CA Community College District Revenue	4.000%	8/1/39	7,000	7,304
Peralta CA Community College District Revenue	4.000%	8/1/39	5,000	5,217
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	10,919
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,412
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	10,904
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,150
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,147
Poway CA Unified School District GO	0.000%	8/1/46	2,500	767
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/28 (15)	1,330	1,524
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (15)	3,705	4,205
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32 (15)	2,470	2,800
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/34 (15)	2,975	3,354
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/31 (14)	2,000	2,131
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/32 (14)	3,205	3,400
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/34 (14)	2,140	2,249
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	2,500	919
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	13,000	4,565
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	6,500	2,179
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	11,000	11,578

Roseville CA Joint Union High School District
GO	4.000%	8/1/45	10,000	10,380
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/21	425	455
Sacramento County CA Airport Revenue	5.000%	7/1/31	2,000	2,341
Sacramento County CA Airport Revenue	5.000%	7/1/34	5,675	6,584
Sacramento County CA Airport Revenue	5.000%	7/1/36	6,000	6,917
Sacramento County CA Airport Revenue	5.000%	7/1/41	2,525	2,867
Sacramento County CA Airport Revenue	5.000%	7/1/41	6,000	6,790
San Bernardino CA City Unified School District
GO	5.000%	8/1/26 (4)	1,310	1,490
San Bernardino CA City Unified School District
GO	5.000%	8/1/28 (4)	1,500	1,696
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	13,422
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	29,988
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	5,500	5,714
San Diego CA Tobacco Settlement Funding
Corp. Revenue	4.000%	6/1/32	1,225	1,258
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	10,204
San Diego CA Unified School District GO	4.000%	7/1/47	15,220	15,857
San Diego CA Unified School District GO	5.000%	7/1/47	9,700	11,232
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30	1,000	1,156
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/31	1,360	1,566
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/32	1,400	1,606
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	1,000	1,140
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/35	500	568
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/36	1,000	1,133
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/47	2,750	3,070
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	645	706
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/33	10,000	11,176
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/39	2,500	2,761
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/40	5,000	5,518
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/47	15,000	16,790
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	10/1/42	9,990	10,326
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special TaxRevenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/39	2,240	2,424
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special TaxRevenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/44	2,500	2,698
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/19 (Prere.)	2,000	2,105

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	2/1/21 (Prere.)	1,500	1,701
4 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	3.000%	8/1/21	6,000	6,048
4 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/23	2,000	1,598
4 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/26	3,000	2,062
4 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/31	6,000	3,158
4 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/43	9,000	2,537
San Francisco CA Office of Community
Investment & Infrastructure Special Tax
Revenue (Mission Bay)	5.000%	8/1/25	1,600	1,750
San Francisco CA Office of Community
Investment & Infrastructure Special Tax
Revenue (Mission Bay)	5.000%	8/1/26	1,250	1,364
San Francisco CA Office of Community
Investment & Infrastructure Special Tax
Revenue (Mission Bay)	5.000%	8/1/28	1,510	1,641
San Francisco CA Office of Community
Investment & Infrastructure Special Tax
Revenue (Mission Bay)	5.000%	8/1/30	1,000	1,082
San Francisco CA Office of Community
Investment & Infrastructure Special Tax
Revenue (Mission Bay)	5.000%	8/1/33	1,335	1,438
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,709
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,910	12,996
San Jose CA Airport Revenue	5.000%	3/1/31	2,055	2,357
San Jose CA Airport Revenue	5.000%	3/1/32	1,500	1,714
San Jose CA Airport Revenue	5.000%	3/1/33	1,500	1,710
San Jose CA Airport Revenue	5.000%	3/1/34	1,500	1,705
San Jose CA Airport Revenue	5.000%	3/1/35	2,520	2,856
San Jose CA Airport Revenue	5.000%	3/1/36	2,230	2,520
San Jose CA Airport Revenue	5.000%	3/1/37	2,515	2,834
San Jose CA Airport Revenue	4.000%	3/1/42 (15)	6,755	6,908
San Jose CA Airport Revenue	5.000%	3/1/47	10,000	11,174
San Mateo CA Community Facilities District No.
2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,122
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	4.000%	5/15/32	11,270	11,964
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,823

Stockton CA Public Financing Authority
Revenue	4.000%	9/2/29 (15)	1,355	1,461
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/31 (15)	1,000	1,064
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,316
Sweetwater CA Unified School District GO	5.000%	8/1/26 (15)	6,465	7,438
Sweetwater CA Unified School District GO	4.000%	8/1/42	2,000	2,063
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	6,385	6,707
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	5,785
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/41	10,000	11,298
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/44	12,500	12,811
University of California Revenue	4.000%	5/15/34	5,000	5,258
University of California Revenue	5.000%	5/15/43	22,500	26,146
University of California Revenue	5.000%	5/15/46	2,425	2,750
University of California Revenue	4.000%	5/15/47	20,000	20,536
University of California Revenue	5.000%	5/15/58	15,000	17,063
University of California Revenue	5.250%	5/15/58	8,000	9,412
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	8,000	8,366
Washington Township CA Health Care District
Revenue	4.000%	7/1/34	2,800	2,819
Washington Township CA Health Care District
Revenue	4.000%	7/1/37	1,265	1,265
Washington Township CA Health Care District
Revenue	5.000%	7/1/42	2,800	3,054
Washington Township CA Health Care District
Revenue	4.125%	7/1/47	5,000	4,962
West Contra Costa CA Unified School District
GO	6.000%	8/1/27	3,000	3,889
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	18,865	20,417
				1,452,863
Colorado (1.9%)
Adonea CO Metropolitan District No. 2 GO	5.125%	12/1/37	3,195	3,248
Adonea CO Metropolitan District No. 2 GO	5.125%	12/1/45	4,940	4,988
Adonea CO Metropolitan District No. 2 GO	7.500%	12/15/45	3,111	3,113
Bradburn CO Metropolitan District No. 2 GO	4.000%	12/1/28	500	495
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/38	600	625
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,239
Bromley Park CO Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	1,000
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	2.700%	12/1/19	705	708
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	750	792
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,475	1,578
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	1,920	2,074
Centerra CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/29	17,265	18,488
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/26	2,390	2,678
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/27	2,515	2,798

Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/28	2,300	2,544
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/30	1,615	1,777
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/31	4,580	4,889
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/31	1,400	1,481
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/37	1,800	1,885
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,470
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/35	7,250	7,841
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/47	3,650	3,958
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/51	6,455	6,981
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/56	7,000	7,557
Denver CO City & County Airport Revenue	5.000%	11/15/28	7,610	8,782
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	7,839
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	8,919
Denver CO City & County Airport Revenue
(United Airlines Inc. Project)	5.000%	10/1/32	7,000	7,502
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	24,857
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	14,900	12,152
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,610	14,664
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	10,045	6,497
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/18	1,375	1,387
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	1,000	1,053
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,000	1,067
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	500	539
Prairie Center CO Metropolitan District No. 3
Limited Property Tax Revenue	4.125%	12/15/27	2,500	2,526
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	6,000	6,285
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	18,865	19,740
Solaris CO Metropolitan District GO	3.750%	12/1/26	650	650
Solaris CO Metropolitan District GO	5.000%	12/1/36	850	882
Solaris CO Metropolitan District GO	5.000%	12/1/46	1,880	1,935
Southglenn CO Metropolitan District Revenue	3.000%	12/1/21	1,433	1,426
Southglenn CO Metropolitan District Revenue	3.500%	12/1/26	6,000	5,851
Southglenn CO Metropolitan District Revenue	5.000%	12/1/30	2,285	2,367
Southlands CO Metropolitan District GO	5.000%	12/1/37	1,615	1,733
Southlands CO Metropolitan District GO	5.000%	12/1/47	325	346
Southlands CO Metropolitan District GO	5.000%	12/1/47	2,590	2,755

University of Colorado Hospital Authority
Revenue	5.000%	11/15/36	8,000	8,825
University of Colorado Hospital Authority
Revenue	5.000%	11/15/42	12,500	13,725
				250,511
Connecticut (0.8%)
Connecticut GO	5.000%	10/15/24	13,895	15,386
Connecticut GO	5.000%	6/15/31 (4)	10,010	11,106
Connecticut GO	5.000%	6/15/31 (15)	1,800	2,048
Connecticut GO	5.000%	11/15/31	1,550	1,715
Connecticut GO	5.000%	6/15/32 (15)	5,000	5,670
Connecticut GO	5.000%	6/15/33 (15)	1,800	2,033
Connecticut GO	5.000%	11/15/35	1,000	1,092
Connecticut GO	5.000%	6/15/38 (15)	1,500	1,678
Connecticut Health & Educational Facilities
Authority Revenue (Church Home of Hartford
Inc.)	5.000%	9/1/53	2,600	2,694
Connecticut Health & Educational Facilities
Authority Revenue (Fairfield University)	4.000%	7/1/42	7,000	7,078
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,365	3,587
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/34	2,345	2,612
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/35	1,650	1,832
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/36	1,725	1,909
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	6,957
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	4.000%	7/1/46	3,000	2,878
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/31	10,000	11,349
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/37	10,000	11,101
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/38	8,000	8,867
Harbor Point CT Infrastructure Improvement
District Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	7,455
				109,047
Delaware (0.0%)
Delaware Economic Development Authority
Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,172

District of Columbia (1.2%)
District of Columbia GO	5.000%	6/1/37	8,000	9,309
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/31	6,000	6,787
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/32	3,445	3,880
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/34	1,000	1,119
District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/32	1,000	1,067
District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/37	815	859

District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/42	1,350	1,417
District of Columbia Revenue (Ingleside at Rock
Creek Retirement Community)	5.000%	7/1/52	3,000	3,127
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.125%	1/1/35	1,560	1,519
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.250%	1/1/39	1,015	988
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,616
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/45	8,390	8,377
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/18 (Prere.)	10,000	10,069
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/26	13,885	16,144
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/27	12,345	14,483
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/27	2,500	2,933
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/28	4,300	5,098
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/29	7,500	8,740
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/29	4,150	4,916
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/30	4,000	4,488
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/30	3,260	3,821
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/33	1,500	1,715
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/34	2,000	2,280
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	2,865	3,257
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/44	2,500	2,743
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	50,000	21,836
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	7,931
				154,519
Florida (6.6%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/44	20,000	21,583
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/39	15,000	16,210
Broward County FL Airport System Revenue	5.000%	10/1/37	7,780	8,461
Broward County FL Airport System Revenue	5.000%	10/1/40	2,000	2,211
Broward County FL Airport System Revenue	5.000%	10/1/42	5,000	5,608
Broward County FL Airport System Revenue	5.000%	10/1/45	7,455	8,217
Cape Coral FL Health Facilities Authority Senior
Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40	4,000	4,296

Cape Coral FL Health Facilities Authority Senior
Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50	6,250	6,725
Capital Trust Agency Florida Retirement Facility
Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/37	1,765	1,819
Capital Trust Agency Florida Retirement Facility
Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/46	3,275	3,336
Capital Trust Agency Florida Revenue
(Tallahassee Tapestry Senior Housing
Project)	7.000%	12/1/45	3,000	3,139
Capital Trust Agency Florida Revenue
(Tallahassee Tapestry Senior Housing
Project)	7.125%	12/1/50	2,000	2,101
Capital Trust Agency Florida Revenue
(Tallahassee Tapestry Senior Housing
Project)	7.000%	7/1/52	5,000	5,246
Central Florida Expressway Authority Revenue	4.000%	7/1/30	2,525	2,696
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	10,007
Central Florida Expressway Authority Revenue	4.000%	7/1/41	7,500	7,704
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	425	440
Florida Department of Transportation GO	4.000%	7/1/30	4,000	4,384
Florida Higher Educational Facilities Financing
Authority Revenue (Jacksonville University)	4.750%	6/1/38	2,150	2,243
Florida Higher Educational Facilities Financing
Authority Revenue (Jacksonville University)	5.000%	6/1/48	3,200	3,375
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/28	1,335	1,514
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/29	1,250	1,412
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/30	1,325	1,492
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/42	9,855	10,639
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/47	10,650	11,457
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.000%	7/1/41	525	539
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,780	1,943
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	1,000	1,085
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	3,250	3,427
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/29	5,740	6,619
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/34	8,695	9,855
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/42	20,500	23,012
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/52	9,000	9,998
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/35	1,000	1,098
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/46	3,850	4,135
Hernando County FL School District COP	5.000%	7/1/27 (4)	6,000	6,963

Hernando County FL School District COP	5.000%	7/1/28 (4)	5,825	6,707
Hernando County FL School District COP	5.000%	7/1/29 (4)	6,645	7,605
Hernando County FL School District COP	5.000%	7/1/30 (4)	6,975	7,956
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/19 (Prere.)	10	11
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	4,990	5,291
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/44	10,000	10,947
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	6,009
Jacksonville FL Educational Facilities Revenue	5.000%	6/1/53	3,250	3,401
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,302
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/37	750	790
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/42	1,500	1,573
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	6,250	6,830
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/45	13,980	15,236
4 Lee County FL Industrial Development Authority
Health Care Facility Revenue (The Preserve
Project)	5.750%	12/1/52	5,000	5,119
Lee County FL Solid Waste System Revenue	5.000%	10/1/22	2,000	2,176
Lee County FL Solid Waste System Revenue	5.000%	10/1/23	2,815	3,095
Lee County FL Solid Waste System Revenue	5.000%	10/1/24	3,175	3,515
Lee County FL Solid Waste System Revenue	5.000%	10/1/26	1,465	1,641
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	13,350	13,621
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	8,947
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	3.950%	12/15/21	14,900	15,193
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	4.200%	12/15/25	19,000	19,310
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,319
Miami Beach FL Parking Revenue	5.000%	9/1/45	5,000	5,590
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35	3,000	3,155
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	8,885	9,309
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	8,095	8,455
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	6,000	6,267
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	5,030	5,528
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	5,000	5,487
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,215	7,906
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	6,280	6,868
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	17,000	18,557

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	4,730	5,150
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/32	11,860	13,284
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	29,095	32,485
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/37	4,185	4,678
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/38	5,000	5,498
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/40	8,000	9,054
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	18,660	21,228
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/20 (Prere.)	2,575	2,790
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	925	994
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/47	3,155	3,489
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40	5,805	5,922
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	9,875	10,028
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.750%	6/1/19 (Prere.)	5,250	5,436
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/39	2,610	2,903
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	1,824
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	1,923
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	5,780
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	5,000	3,042
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	4,170	4,576
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	2,460	2,697
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	6,610	7,210
North Brevard County FL Hospital District
Revenue	5.000%	1/1/42	3,410	3,661
North Brevard County FL Hospital District
Revenue	5.000%	1/1/48	10,200	10,902
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	2,845	2,866
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	1,155	1,163
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/37	1,385	1,535
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	8,117
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/41	5,000	5,433

Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	10,015	11,117
7 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,979
8 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	6,225
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,161
Palm Beach County FL Health Facilities
Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc.
Obligated Group)	5.500%	11/15/20 (Prere.)	2,005	2,172
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/43	3,250	3,391
Palm Beach County FL Health Facilities
Authority Revenue (Lifespace Communities
Inc. Obligated Group)	5.000%	5/15/47	4,970	5,344
Palm Beach County FL Health Facilities
Authority Revenue (Sinai Residences Boca
Raton Project)	7.500%	6/1/49	3,000	3,447
Port St. Lucie FL Utility Revenue	4.000%	9/1/32	5,000	5,254
Port St. Lucie FL Utility Revenue	4.000%	9/1/33	4,000	4,180
Port St. Lucie FL Utility Revenue	4.000%	9/1/34	3,000	3,122
Port St. Lucie FL Utility Revenue	4.000%	9/1/36	5,000	5,157
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	2.700%	1/1/22	1,100	1,096
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	3.300%	1/1/23	1,500	1,504
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,259
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,318
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,207
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,535
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/29	1,100	1,203
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,090
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,194
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.500%	7/1/34	3,500	3,617
Seminole County FL Industrial Development
Authority Revenue (Legacy Pointe at UCF
Project)	10.000%	12/28/21	2,500	2,885
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/42	14,000	15,788
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/19 (Prere.)	8,000	8,494
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/40	7,185	7,726

Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	5,000	5,355
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	2,730	3,179
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,295
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,091
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/46	8,500	9,405
Tampa FL Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.000%	7/1/37	5,860	6,446
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/40	2,500	2,751
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/45	6,050	6,623
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/42	27,500	28,248
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/47	7,000	7,883
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/48	4,500	5,097
University of South Florida Financing Corp. COP	5.000%	7/1/29	5,740	6,498
University of South Florida Financing Corp. COP	5.000%	7/1/33	7,140	8,025
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/42	1,500	1,674
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/45	6,405	7,067
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/47	3,500	3,892
				855,367
Georgia (1.4%)
Americus & Sumter County GA Hospital
Authority Revenue (Magnolia Manor Obligated
Group)	6.375%	5/15/43	5,615	6,129
Atlanta GA Development Authority Senior
Healthcare Facilities Revenue (Georgia
Proton Treatment Center)	7.000%	1/1/40	8,500	8,181
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,500	2,645
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	15,000	15,871
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/34	1,000	1,129
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/36	2,220	2,489
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/37	2,435	2,724
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/38	1,230	1,376

Cedartown Polk County GA Hospital Authority
Revenue (Polk Medical Center Project)	5.000%	7/1/34	5,630	6,152
Cedartown Polk County GA Hospital Authority
Revenue (Polk Medical Center Project)	5.000%	7/1/39	5,000	5,392
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/46	7,000	7,680
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	4.000%	7/1/37	1,100	1,136
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	4.000%	7/1/38	1,350	1,392
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/39	1,000	1,129
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/28	6,685	7,296
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/42	5,805	6,423
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/47	8,500	9,352
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/36	4,050	4,432
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/42	8,800	9,576
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/29	5,775	6,464
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/22	2,330	2,608
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/23	2,380	2,711
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/26	5,630	6,642
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/27	530	628
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	15,000	15,979
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	6,490	7,416
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	5,000	5,436
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,528
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/31	435	481
Private Colleges & University Authority of
Georgia Revenue (Mercer University)	5.000%	10/1/45	20,000	21,234
				175,631
Guam (0.3%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/27	2,000	2,227
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/31	3,400	3,562

Guam Government Business Privilege Tax
Revenue	5.000%	1/1/32	6,000	6,277
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	1,000	1,077
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/42	2,500	2,598
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	1/1/46	5,500	5,987
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,106
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,388
Guam Power Authority Revenue	5.000%	10/1/38	1,350	1,467
Guam Power Authority Revenue	5.000%	10/1/40	2,375	2,571
				35,260
Hawaii (0.5%)
Hawaii Airports System Revenue	5.000%	7/1/45	25,465	28,254
Hawaii Department of Budget & Finance Special
Purpose Revenue (Chaminade University of
Honolulu)	5.000%	1/1/35	1,230	1,242
Hawaii Department of Budget & Finance Special
Purpose Revenue (Chaminade University of
Honolulu)	5.000%	1/1/45	1,500	1,480
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaiian Electric Co. Inc.)	4.000%	3/1/37	6,000	6,087
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/25	2,750	3,074
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/26	3,515	3,911
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,332
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,345
Hawaii Pacific Health Revenue	5.500%	7/1/20 (Prere.)	7,000	7,507
Hawaii Pacific Health Revenue	5.750%	7/1/20 (Prere.)	2,365	2,547
				64,779
Idaho (0.2%)
Idaho Health Facilities Authority Revenue
(Kootenai Health Project)	4.750%	7/1/44	6,630	6,889
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/47	1,250	1,412
Idaho Housing & Finance Association RAN	5.000%	7/15/19 (Prere.)	8,430	8,705
Idaho Housing & Finance Association RAN	5.000%	7/15/19 (Prere.)	7,000	7,228
				24,234
Illinois (10.3%)
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	5,000	3,161
Chicago IL Board of Education GO	6.750%	12/1/30	4,000	4,798
Chicago IL Board of Education GO	5.000%	12/1/31 (4)	625	698
Chicago IL Board of Education GO	5.000%	12/1/31	2,105	2,127
Chicago IL Board of Education GO	5.125%	12/1/32	6,225	6,482
Chicago IL Board of Education GO	5.000%	12/1/33 (4)	1,000	1,109
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	8,899
Chicago IL Board of Education GO	5.000%	12/1/34	5,540	5,626
Chicago IL Board of Education GO	5.000%	12/1/34 (4)	1,250	1,382
Chicago IL Board of Education GO	5.250%	12/1/35	6,480	6,745
Chicago IL Board of Education GO	5.250%	12/1/39	19,475	20,151
Chicago IL Board of Education GO	5.500%	12/1/39	2,925	3,004
Chicago IL Board of Education GO	5.250%	12/1/41	350	357
Chicago IL Board of Education GO	5.000%	12/1/42	25,740	25,917
Chicago IL Board of Education GO	7.000%	12/1/44	38,500	44,737
Chicago IL Board of Education GO	6.500%	12/1/46	14,500	16,571

Chicago IL Board of Education GO	7.000%	12/1/46	3,185	3,805
Chicago IL GO	5.000%	1/1/26	2,750	2,941
Chicago IL GO	4.750%	1/1/30 (4)	570	572
Chicago IL GO	0.000%	1/1/31	4,915	2,791
Chicago IL GO	5.500%	1/1/31	3,230	3,486
Chicago IL GO	5.000%	1/1/34	6,660	6,821
Chicago IL GO	5.000%	1/1/34	2,000	2,074
Chicago IL GO	5.000%	1/1/35	4,370	4,599
Chicago IL GO	5.000%	1/1/36	5,000	5,170
Chicago IL GO	5.000%	1/1/38	13,000	13,631
Chicago IL GO	5.500%	1/1/39	3,700	3,936
Chicago IL GO	5.500%	1/1/42	2,000	2,124
Chicago IL Midway Airport Revenue	5.000%	1/1/27	2,000	2,254
Chicago IL Midway Airport Revenue	5.000%	1/1/28	1,765	1,981
Chicago IL Midway Airport Revenue	5.000%	1/1/29	2,220	2,477
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	17,735
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,576
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	7,828
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,420
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	7,714
Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	12,642
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/21 (Prere.)	5,650	6,155
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/21 (Prere.)	2,515	2,747
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	3,250	3,756
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,765	4,340
Chicago IL O'Hare International Airport Revenue	4.000%	1/1/29	10,955	11,247
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	13,400	14,813
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	2,000	2,268
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	11,000	11,808
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,655	3,813
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	11,000	12,119
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,500	1,691
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	15,595	16,710
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	1,200	1,345
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,500	1,674
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	5,600	6,126
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	1,350	1,457
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	3,500	3,845
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	2,720	2,988
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/38	12,000	13,529
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	485	525
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/42	2,500	2,727
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/46	3,565	3,855
Chicago IL O'Hare International Airport Revenue	5.000%	7/1/48	5,000	5,457
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/52	4,500	4,876
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/52	8,125	8,994
Chicago IL Park District GO	5.000%	1/1/40	7,500	8,016
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	10,477
Chicago IL Sales Tax Revenue	5.250%	1/1/22 (Prere.)	7,300	8,107
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	2,950	3,177
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	5,766
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,500	2,702
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,708
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35	2,000	2,158
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,624
Chicago IL Water Revenue	5.250%	11/1/18 (Prere.)	16,315	16,472

Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,072
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	7,503
Cook County IL GO	5.000%	11/15/34	1,150	1,277
Cook County IL GO	5.000%	11/15/35	1,025	1,135
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	1,500	1,602
Illinois Finance Authority Revenue (Benedictine
University)	5.000%	10/1/38	4,000	4,266
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,651
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,202
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/45	10,000	10,807
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/38	7,500	7,840
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/39	8,150	8,654
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/42	2,000	2,120
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/18 (Prere.)	22,500	22,531
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/26	1,695	1,843
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/36	1,400	1,472
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/40	1,275	1,332
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/37	12,325	12,768
Illinois Finance Authority Revenue (DePaul
University)	4.000%	10/1/32	2,735	2,835
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/32	500	567
Illinois Finance Authority Revenue (DePaul
University)	4.000%	10/1/34	1,620	1,665
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/36	1,360	1,523
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/41	7,875	8,754
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	10,585	11,094
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/47	1,155	1,226
Illinois Finance Authority Revenue (Friendship
Village Schaumburg)	5.000%	2/15/37	5,000	4,940
Illinois Finance Authority Revenue (Friendship
Village Schaumburg)	5.125%	2/15/45	5,000	4,960
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/46	2,200	2,351
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.625%	5/15/42	5,500	5,756
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.750%	5/15/46	6,290	6,598
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/40	2,950	3,200
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/46	29,500	31,877

Illinois Finance Authority Revenue (Montgomery
Place)	5.250%	5/15/37	4,000	4,047
Illinois Finance Authority Revenue (Montgomery
Place)	5.250%	5/15/48	5,000	5,014
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,804
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	10,426
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/20 (Prere.)	4,020	4,318
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/34	1,915	2,094
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/35	1,875	2,046
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	1,255	1,324
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,369
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/45	19,750	21,362
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.000%	5/15/37	2,750	2,841
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.250%	5/15/45	1,000	1,048
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.250%	5/15/50	2,845	2,942
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/33	5,000	5,720
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/34	4,580	5,225
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/36	5,000	5,672
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/41	2,000	2,259
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	11,058
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/19 (Prere.)	2,775	2,937
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/33	4,555	4,564
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/34	2,425	2,427
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	1,825	1,923
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/38	8,900	9,779
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	6.875%	8/15/19 (Prere.)	500	527
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	14,000	14,774
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	7,300	7,921
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/44	1,750	1,872
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/31	1,075	1,206
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/47	5,150	5,611

Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.250%	8/15/27	3,000	3,405
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.250%	8/15/28	2,605	2,945
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.250%	8/15/29	5,850	6,588
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/32	3,500	3,821
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/33	1,695	1,844
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/35	1,000	1,082
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/36	1,250	1,349
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/37	1,265	1,363
Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	3.250%	2/15/22	500	500
Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	4.000%	2/15/27	785	787
Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	5.000%	2/15/32	1,150	1,205
Illinois Finance Authority Student Housing &
Academic Facilities Revenue (University of
Illinois atChicago Project)	5.000%	2/15/47	2,400	2,592
Illinois Finance Authority Student Housing &
Academic Facilities Revenue (University of
Illinois atChicago Project)	5.000%	2/15/50	1,200	1,291
Illinois GO	5.000%	1/1/20 (4)	2,930	3,039
Illinois GO	5.000%	2/1/20	19,750	20,336
Illinois GO	5.000%	3/1/21	3,560	3,721
Illinois GO	5.000%	8/1/21	8,000	8,406
Illinois GO	5.000%	3/1/22	6,600	6,960
Illinois GO	5.000%	5/1/22	1,150	1,215
Illinois GO	5.000%	8/1/22	15,475	16,387
Illinois GO	5.000%	12/1/22	9,500	10,095
Illinois GO	5.000%	2/1/23	6,000	6,379
Illinois GO	5.000%	3/1/23	6,165	6,495
Illinois GO	5.000%	8/1/23	13,850	14,782
Illinois GO	5.000%	3/1/24	5,050	5,301
Illinois GO	5.000%	8/1/24	13,660	14,392
Illinois GO	5.000%	11/1/24	8,000	8,589
Illinois GO	5.000%	2/1/25	2,270	2,423
Illinois GO	5.000%	3/1/25	3,130	3,274
Illinois GO	5.000%	8/1/25	3,000	3,148
Illinois GO	5.500%	7/1/26	5,845	6,295
Illinois GO	5.000%	11/1/26	21,390	23,082
Illinois GO	5.000%	12/1/26	1,610	1,738
Illinois GO	5.000%	11/1/27	10,000	10,822
Illinois GO	5.000%	2/1/28	10,000	10,722
Illinois GO	5.000%	11/1/28	10,000	10,742
Illinois GO	5.000%	11/1/28	2,600	2,777
Illinois GO	5.000%	5/1/29	6,125	6,459
Illinois GO	5.250%	2/1/32	9,575	10,122
Illinois GO	5.000%	1/1/33	3,490	3,588
Illinois GO	5.250%	2/1/33 (4)	6,200	6,829
Illinois GO	5.000%	3/1/33	1,000	1,029
Illinois GO	5.500%	7/1/33 (4)	3,350	3,656

Illinois GO	4.000%	12/1/33	12,000	11,468
Illinois GO	5.000%	1/1/34	4,205	4,318
Illinois GO	5.250%	2/1/34 (4)	3,125	3,441
Illinois GO	5.000%	5/1/34	2,500	2,605
Illinois GO	5.000%	3/1/35	2,065	2,120
Illinois GO	5.000%	4/1/35	1,100	1,136
Illinois GO	5.000%	3/1/36	885	907
Illinois GO	5.000%	3/1/37	985	1,009
Illinois GO	5.500%	7/1/38	6,500	6,842
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	6,120	6,137
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,240
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	5,000	5,515
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	9,400	10,450
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	10,000	6,193
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	10,020	5,614
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/38 (14)	10,000	3,973
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	3,179
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/30 (14)	13,555	7,989
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	10,000	5,733
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	10,000	5,439
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/40	1,000	1,061
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	6,500	6,719
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/50	6,805	6,932
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/52	5,905	6,082
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/53	7,500	7,896
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.500%	6/15/53	14,000	15,179
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/54	50,000	8,332
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/56	73,000	10,934
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/56 (4)	33,690	5,950

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/57	12,255	13,046
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/33	4,000	4,100
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/35	5,000	5,096
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/36	4,500	4,573
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/41	19,625	21,468
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	1,200	1,337
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/27	9,750	11,087
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/35	3,190	3,396
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/42	5,000	5,278
Romeoville IL Revenue (Lewis University
Project)	4.125%	10/1/46	2,250	2,182
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/27	1,260	1,261
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/31	13,330	6,805
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	8,959
				1,337,500
Indiana (1.5%)
Gary IN/Chicago IL International Airport
Authority Industrial Development Zone
Revenue	5.000%	2/1/29	2,000	2,209
Gary IN/Chicago IL International Airport
Authority Industrial Development Zone
Revenue	5.250%	2/1/34	2,650	2,932
Gary IN/Chicago IL International Airport
Authority Industrial Development Zone
Revenue	5.000%	2/1/39	3,300	3,564
Indiana Finance Authority Health Facilities
Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/51	23,915	25,751
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/51	10,005	10,918
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,438
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,496
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	5,500	5,882
Indiana Finance Authority Revenue (Deaconess
Health System Obligated Group)	5.000%	3/1/39	7,205	7,902
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,669
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/44	25,550	27,194

Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/48	28,025	29,751
Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.
Obligated Group)	7.375%	7/1/23 (ETM)	19,400	23,355
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	13,275	13,530
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	6,595	7,519
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/31	5,000	5,470
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/32	4,500	4,909
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/33	3,150	3,426
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,423
Ivy IN Tech Community College Revenue	5.000%	7/1/28	1,000	1,199
Ivy IN Tech Community College Revenue	5.000%	7/1/29	1,000	1,193
Ivy IN Tech Community College Revenue	5.000%	7/1/30	1,100	1,304
Ivy IN Tech Community College Revenue	5.000%	7/1/31	1,175	1,383
				199,417
Iowa (0.5%)
Iowa Finance Authority Health Facilities
Revenue (UnityPoint Health)	4.000%	8/15/36	3,725	3,778
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	140	141
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	19,648
4 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/26	5,995	6,300
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	27,515	29,237
Xenia IA Rural Water District Revenue	5.000%	12/1/31	1,600	1,756
Xenia IA Rural Water District Revenue	5.000%	12/1/36	2,000	2,173
Xenia IA Rural Water District Revenue	5.000%	12/1/41	2,000	2,152
				65,185
Kansas (0.6%)
4 Coffeyville KS Electric System Revenue	5.000%	6/1/38 (14)	6,000	6,493
4 Coffeyville KS Electric System Revenue	5.000%	6/1/42 (14)	3,500	3,779
Ford County KS Unified School District No. 443
GO	4.000%	3/1/28 (15)	1,000	1,079
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/36	1,500	1,596
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/41	1,600	1,688
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/31	1,000	1,072
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,165
Kansas Development Finance Authority
Revenue (Village Shalom Project)	5.250%	11/15/53	3,000	2,985

	Seward County KS Unified School District No.
	480 GO	4.000%	9/1/32	3,895	4,144
	Seward County KS Unified School District No.
	480 GO	4.000%	9/1/33	4,080	4,314
	Seward County KS Unified School District No.
	480 GO	4.000%	9/1/34	5,000	5,258
	Wichita KS GO	5.000%	12/1/34	2,280	2,580
	Wichita KS GO	5.000%	12/1/35	2,365	2,664
	Wichita KS GO	5.000%	12/1/39	11,305	12,641
	Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,615
	Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,746
	Wichita KS Health Care Facilities Revenue
	(Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,368
	Wyandotte County/Kansas City KS Unified
	Government Sales Tax Revenue	4.500%	6/1/40	2,500	2,529
					77,716
Kentucky (0.6%)
	Ashland KY Medical Center Revenue (King's
	Daughters Medical Center Project)	5.000%	2/1/29	1,010	1,105
	Ashland KY Medical Center Revenue (King's
	Daughters Medical Center Project)	5.000%	2/1/40	6,915	7,341
	Kentucky Economic Development Finance
	Authority Hospital Revenue (Baptist
	Healthcare System Obligated Group)	5.000%	8/15/41	9,550	10,381
	Kentucky Economic Development Finance
	Authority Hospital Revenue (Baptist
	Healthcare System Obligated Group)	5.000%	8/15/46	2,950	3,193
	Kentucky Economic Development Finance
	Authority Hospital Revenue (Baptist
	Healthcare System Obligated Group)	5.250%	8/15/46	11,680	12,257
	Kentucky Economic Development Finance
	Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/37	5,000	5,384
9	Kentucky Public Transportation Infrastructure
	Authority Toll Revenue (Downtown Crossing
	Project) BAN	0.000%	7/1/33	3,065	2,901
10	Kentucky Public Transportation Infrastructure
	Authority Toll Revenue (Downtown Crossing
	Project) BAN	0.000%	7/1/39	3,000	2,813
	Kentucky Public Transportation Infrastructure
	Authority Toll Revenue (Downtown Crossing
	Project) BAN	6.000%	7/1/53	12,025	13,271
	Louisville & Jefferson County KY Metropolitan
	Government Health System Revenue (Norton
	Healthcare Obligated Group)	5.750%	10/1/42	9,500	10,692
	Louisville & Jefferson County KY Metropolitan
	Government Revenue (Catholic Health
	Initiatives)	5.000%	6/1/22 (Prere.)	4,775	5,310
	Louisville & Jefferson County KY Metropolitan
	Government Revenue (Catholic Health
	Initiatives)	5.000%	12/1/35	4,970	5,240
					79,888
Louisiana (1.3%)
	Greater New Orleans LA Expressway
	Commission Revenue	5.000%	11/1/42 (4)	4,000	4,446
	Greater New Orleans LA Expressway
	Commission Revenue	5.000%	11/1/47 (4)	4,000	4,443

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.650%	11/1/37	1,500	1,543
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	3,250	3,589
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/20 (Prere.)	9,990	10,859
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/20 (Prere.)	8,095	8,820
4 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36	26,750	29,580
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/25 (Prere.)	105	123
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/39	17,395	19,040
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/42	8,000	8,565
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/47	5,000	5,466
Louisiana Public Facilities Authority Revenue
(Nineteenth Judicial District Court Building
Project)	5.000%	6/1/42 (4)	3,500	3,850
New Orleans LA Aviation Board Revenue	6.000%	1/1/19 (Prere.)	5,000	5,096
New Orleans LA Aviation Board Revenue	5.000%	1/1/28	750	859
New Orleans LA Aviation Board Revenue	5.000%	1/1/29	750	854
New Orleans LA Aviation Board Revenue	5.000%	1/1/30	860	975
New Orleans LA Aviation Board Revenue	5.000%	1/1/31	595	672
New Orleans LA Aviation Board Revenue	5.000%	1/1/32	500	562
New Orleans LA Aviation Board Revenue	5.000%	1/1/33	750	839
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	2,725	2,987
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	500	558
New Orleans LA Aviation Board Revenue	5.000%	1/1/35	2,010	2,200
New Orleans LA Aviation Board Revenue	5.000%	1/1/43	2,250	2,482
New Orleans LA Aviation Board Revenue	5.000%	1/1/48	5,000	5,497
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	3,000	3,288
New Orleans LA Water Revenue	5.000%	12/1/44	7,000	7,700
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,305
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,920
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/43 (4)	10,140	11,431
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/45 (4)	2,655	2,993
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/48 (4)	3,500	3,930

St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,201
				170,673
Maine (0.2%)
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center)	5.000%	7/1/41	3,500	3,675
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center)	5.000%	7/1/46	7,750	8,110
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/43	2,250	2,521
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/48	3,000	3,358
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	4.000%	7/1/31	775	806
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	4.000%	7/1/32	545	563
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/33	1,100	1,242
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	4.000%	7/1/34	750	770
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/35	900	1,012
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	4.000%	7/1/37	2,105	2,141
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	1,145	1,188
				25,386
Maryland (1.2%)
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,043
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,174
Baltimore County MD GO	4.000%	3/1/48	10,000	10,387
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/31	1,000	1,137
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/32	1,000	1,136
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/33	1,000	1,130
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/35	1,000	1,112
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/36	1,000	1,112
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/39	1,000	1,103
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/42	1,000	1,098
Baltimore MD Special Obligation Revenue	7.000%	9/1/18 (Prere.)	8,000	8,037
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	5.000%	6/1/36	1,250	1,290
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	5.125%	6/1/43	3,650	3,782
Frederick County MD Educational Facilities
Revenue (Mount St. Mary's University Inc.)	5.000%	9/1/45	2,100	2,229
Frederick County MD Special Tax Revenue
(Jefferson Technology Park)	7.125%	7/1/43	4,980	5,357

Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/21	470	486
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/26	1,565	1,659
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,730	1,789
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,715	1,773
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/44	1,250	1,279
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/46	7,205	7,362
Howard County MD Special Obligation Revenue
(Downtown Columbia Project)	4.000%	2/15/28	500	512
Howard County MD Special Obligation Revenue
(Downtown Columbia Project)	4.125%	2/15/34	1,000	1,005
Howard County MD Special Obligation Revenue
(Downtown Columbia Project)	4.375%	2/15/39	1,000	1,010
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/31	1,000	1,134
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/32	1,000	1,126
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/25	200	228
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/26	175	198
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/27	145	165
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/28	175	198
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/29	190	214
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/30	325	363
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/31	375	415
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/32	325	358
Maryland Economic Development Corp. Student
Housing Revenue (Towson University Project)	5.000%	7/1/36	600	659
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health
Obligated Group)	5.000%	7/1/40	2,035	2,243
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health
Obligated Group)	5.000%	7/1/47	15,000	16,467
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	4.000%	6/1/42	2,500	2,500
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,472
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	7,808
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/33	6,750	7,352

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/48	7,000	7,087
Prince Georges County MD GO	5.000%	7/15/31	21,325	25,642
Prince Georges County MD Revenue (Collington
Episcopal Life Care Community Inc.)	5.250%	4/1/37	6,000	6,426
Prince Georges County MD Revenue (Collington
Episcopal Life Care Community Inc.)	5.250%	4/1/47	6,030	6,409
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/37	1,250	1,356
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/42	2,500	2,706
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/47	2,250	2,426
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.125%	7/1/39	750	807
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.250%	7/1/44	2,000	2,164
				159,925
Massachusetts (1.8%)
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	133
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	827
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	635	680
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/31	1,830	2,038
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/33	5,000	5,525
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/34	5,000	5,500
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/35	4,065	4,451
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/36	2,750	2,999
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/37	4,000	4,348
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/34	1,000	1,042
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/43	15,000	16,566
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/48	7,500	8,251
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/53	2,500	2,735
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	7,000	7,519
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	13,170	14,348
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/26	950	1,042

Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/27	1,000	1,093
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/28	1,050	1,165
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/29	1,100	1,215
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/30	1,150	1,265
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/31	1,200	1,316
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/34	1,175	1,274
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/37	1,825	1,965
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/42	2,295	2,457
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/47	1,500	1,600
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,557
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	5,950	6,419
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	4,044
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	5.000%	10/1/47	2,000	2,133
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	5.000%	10/1/57	6,500	6,887
Massachusetts Development Finance Agency
Revenue (Suffolk University)	6.250%	7/1/19 (Prere.)	3,195	3,333
Massachusetts Development Finance Agency
Revenue (Suffolk University)	6.250%	7/1/30	1,805	1,863
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/32	3,085	3,469
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/33	2,380	2,667
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	8,900	9,215
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	1,050	1,173
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	2,100	2,365
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	1,400	1,565
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	700	776
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/48	2,000	2,182

Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,645	1,739
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,000	1,053
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/20	5,000	5,269
Massachusetts Educational Financing Authority
Education Loan Revenue	4.000%	7/1/21	1,205	1,263
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/21	5,000	5,383
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/22	1,500	1,644
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	1/1/24	7,000	7,847
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/27	7,500	8,665
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/28	2,500	2,907
Massachusetts GO	5.000%	1/1/39	10,000	11,541
Massachusetts GO	4.000%	2/1/46	10,000	10,276
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,207
Massachusetts Port Authority Revenue	5.000%	7/1/45	3,500	3,851
Massachusetts Port Authority Revenue	4.000%	7/1/46	22,060	22,434
Massachusetts Port Authority Revenue	5.000%	7/1/47	2,500	2,799
				235,880
Michigan (3.6%)
Chippewa Valley MI Schools GO	5.000%	5/1/28	1,535	1,774
Chippewa Valley MI Schools GO	5.000%	5/1/29	1,000	1,150
Chippewa Valley MI Schools GO	5.000%	5/1/30	1,000	1,146
Chippewa Valley MI Schools GO	5.000%	5/1/31	1,000	1,141
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.500%	7/1/24	8,050	8,077
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	4,735	5,146
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,290
Detroit MI Water Supply System Revenue	5.250%	7/1/41	2,045	2,199
Genesee County MI GO	5.250%	2/1/40 (15)	12,330	13,650
Grand Rapids MI Economic Development Corp.
Revenue (Beacon Hill Eastgate Project)	5.000%	11/1/37	600	631
Grand Rapids MI Economic Development Corp.
Revenue (Beacon Hill Eastgate Project)	5.000%	11/1/47	1,385	1,445
Grand Rapids MI Economic Development Corp.
Revenue (Beacon Hill Eastgate Project)	5.000%	11/1/52	1,185	1,232
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/44	1,730	1,872
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/47	3,550	3,836
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/31	4,000	4,612
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/36	5,000	5,518
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	5,025	5,855
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/31	6,000	6,763
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/20 (Prere.)	10,000	10,633

Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/20 (Prere.)	5,525	5,838
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/30	4,475	4,670
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/31	3,040	3,132
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/32	3,350	3,440
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/33	4,750	4,865
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	7,500	8,287
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/43	16,110	17,443
Lincoln MI Consolidated School District GO	5.000%	5/1/40 (4)	1,250	1,392
Livonia MI Public Schools School District GO	5.000%	5/1/45 (4)	4,500	4,970
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/27	850	973
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/28	1,000	1,140
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/29	1,000	1,134
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/30	1,000	1,130
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/31	1,000	1,126
Marysville MI Public Schools District GO	5.000%	5/1/37	2,135	2,377
Michigan Building Authority Revenue	5.000%	4/15/34	11,135	12,598
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	7,087
Michigan Building Authority Revenue	5.000%	4/15/38	5,000	5,612
Michigan Building Authority Revenue	5.000%	10/15/50	6,000	6,681
Michigan Finance Authority Revenue	4.500%	10/1/29	5,000	5,269
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,332
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	4,093
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	3,265	3,690
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/33	5,515	6,132
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	11/1/44	8,630	9,458
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	2,500	2,766
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	2,805	3,101
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (4)	4,400	4,891
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	2,000	2,191
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	1,500	1,640

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,500	6,003
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	4,500	4,914
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	7,510	8,003
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	17,830	19,178
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/41	10,000	11,017
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/43	6,390	7,209
Michigan Finance Authority Revenue (Lawrence
Technological University Project)	5.000%	2/1/47	4,000	4,259
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	2,340	2,621
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	4,670	5,230
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,025	4,490
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/34	2,200	2,445
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/35	2,515	2,786
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/33	2,750	3,050
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/34	3,025	3,348
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	3,540	4,025
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/28	2,020	2,289
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/36	2,510	2,723
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/36	2,345	2,417
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/40	4,750	4,861
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/42	1,875	2,126
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/45	10,000	11,164
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/47	4,000	4,329
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/35	2,115	2,288
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	4,315	4,479
Michigan Strategic Fund Fac. Rev. (Waste
Management Inc.) PUT	2.850%	8/2/21	3,800	3,800
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	3,410	3,410
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	21,330	21,378
Oakland University MI Revenue	5.000%	3/1/41	5,000	5,538
Oakland University MI Revenue	5.000%	3/1/47	9,000	9,917
Rockford MI Public Schools GO	5.000%	5/1/37	1,240	1,385
Rockford MI Public Schools GO	5.000%	5/1/38	1,025	1,143

Rockford MI Public Schools GO	5.000%	5/1/39	1,025	1,142
Rockford MI Public Schools GO	5.000%	5/1/40	1,025	1,141
Rockford MI Public Schools GO	5.000%	5/1/41	1,025	1,140
Rockford MI Public Schools GO	5.000%	5/1/44	2,250	2,498
Romeo MI Community School District GO	5.000%	5/1/37	1,825	2,038
Romeo MI Community School District GO	5.000%	5/1/41	2,000	2,225
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	7,000	7,300
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,518
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	1,905	2,188
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,980	2,260
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,800	2,046
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,455	2,781
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,160	2,440
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	5,000	5,549
Wayne County MI Airport Authority Revenue	5.000%	12/1/38	4,000	4,412
Wayne County MI Airport Authority Revenue	5.000%	12/1/42	2,800	3,108
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,723
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,244
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,153
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,863
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,186
				462,208
Minnesota (0.5%)
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,205
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,169
Anoka MN Housing Revenue (Homestead at
Anoka Inc.)	5.000%	11/1/46	1,500	1,556
Anoka MN Housing Revenue (Homestead at
Anoka Inc.)	5.500%	11/1/46	2,000	2,165
Dakota County MN Community Development
Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/18 (Prere.)	8,000	8,000
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/28	1,000	1,149
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/29	1,000	1,143
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/30	850	966
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/31	500	565
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/32	500	562
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	200	227
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/32	225	254

Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/33	225	253
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/34	250	281
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/35	230	258
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/36	250	280
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/37	300	335
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/41	750	833
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/18 (Prere.)	8,250	8,379
Minnesota Higher Education Facilities Authority
Revenue (Augsburg College)	5.000%	5/1/46	3,000	3,190
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/36	1,175	1,280
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/38	850	923
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/39	1,000	1,085
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/40	625	677
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/47	2,000	2,155
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/40	240	246
Minnesota Municipal Power Agency Revenue	5.000%	10/1/33	1,380	1,570
Minnesota Municipal Power Agency Revenue	5.000%	10/1/36	880	993
Minnesota Municipal Power Agency Revenue	5.000%	10/1/47	2,500	2,794
Rochester MN Health Care & Housing Facility
Revenue (Homestead At Rochester, Inc.
Project)	6.875%	12/1/48	10,000	11,342
Rochester MN Health Care & Housing Facility
Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/37	1,000	1,041
Rochester MN Health Care & Housing Facility
Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/48	3,910	4,019
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/33	410	425
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/34	325	336
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/35	575	593
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/36	750	772
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/37	400	411
West St. Paul MN Housing & Health Care
Facilities Revenue (Walker Westwood Ridge
Obligated Group)	5.000%	11/1/37	500	523
West St. Paul MN Housing & Health Care
Facilities Revenue (Walker Westwood Ridge
Obligated Group)	5.000%	11/1/49	1,500	1,558
				68,513

Mississippi (1.0%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/29	4,165	4,569
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/30	2,450	2,679
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/31	2,000	2,180
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.480%	8/1/18	47,065	47,065
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.520%	8/1/18	44,295	44,295
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	9/1/46	17,500	18,685
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,043
				125,516
Missouri (1.3%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/36	2,690	2,884
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/33	10,000	10,715
Conley Road Transportation Development
District Missouri Transportation Sales Tax
Revenue	4.250%	5/1/33	4,450	4,486
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/29	1,105	1,211
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/42	4,250	4,430
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/20 (Prere.)	5,000	5,560
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/20 (Prere.)	5,000	5,560
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/32	5,000	5,367
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/42	5,000	5,258
Lee's Summit MO TAN	4.000%	11/1/27	1,850	1,810
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/42	3,500	4,032
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/47	4,000	4,591
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/40	1,410	1,490
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,103
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/45	2,000	2,107

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/18 (Prere.)	5,200	5,262
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	1,300	1,314
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/48	2,475	2,638
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	11/15/48	5,000	5,032
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/35	1,065	1,156
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/46	4,000	4,305
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,482
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	4.000%	5/15/48	12,500	12,610
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/32	9,000	9,489
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/33	17,450	18,360
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/27	1,770	2,020
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/28	2,715	3,093
St. Louis County MO Industrial Development
Authority Revenue (Ballpark Village
Development Project)	3.875%	11/15/29	1,500	1,525
St. Louis County MO Industrial Development
Authority Revenue (Ballpark Village
Development Project)	4.375%	11/15/35	5,500	5,636
St. Louis County MO Industrial Development
Authority Revenue (Ranken-Jordan Pediatric
Specialty Hospital)	4.000%	11/15/36	1,400	1,303
St. Louis County MO Industrial Development
Authority Revenue (Ranken-Jordan Pediatric
Specialty Hospital)	5.000%	11/15/41	1,000	1,029
St. Louis County MO Industrial Development
Authority Revenue (Ranken-Jordan Pediatric
Specialty Hospital)	5.000%	11/15/46	1,750	1,794
St. Louis County MO Industrial Development
Authority Revenue (St. Louis Innovation
District Project)	4.375%	5/15/36	3,000	2,987
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue
(Friendship Village Obligated Group)	5.000%	9/1/48	3,000	3,236
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue (St.
Andrew's Resources for Seniors Obligated
Group)	5.000%	12/1/35	2,000	2,097

St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue (St.
Andrew's Resources for Seniors Obligated
Group)	5.125%	12/1/45	4,250	4,460
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/31 (4)	1,450	1,657
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/32 (4)	1,570	1,786
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/33 (4)	1,000	1,135
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/35 (4)	1,000	1,129
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/36 (4)	1,000	1,125
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/37 (4)	1,000	1,122
				171,386
Multiple States (0.4%)

4,11 Eaton Vance Municipal Income Trust	2.440%	9/1/19	5,150	5,157
4 Nuveen Quality Municipal Income Fund VRDP
VRDO	1.090%	8/7/18 LOC	40,800	40,800
				45,957
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,734
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/36	2,500	2,936
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/37	3,000	3,526
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/42	14,420	15,769
Douglas County NE Hospital Authority No. 2
HealthFacilities Revenue (Children's Hospital
ObligatedGroup)	5.000%	11/15/47	4,000	4,434
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/32	2,010	2,087
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/33	1,785	1,843
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/41	3,680	4,082
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/37	6,500	6,822
				44,233
Nevada (0.2%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,134
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	2,000	2,292
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	2,000	2,275
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	0.000%	7/1/58	30,000	3,333
Sparks NV Local Improvement District Revenue	6.500%	9/1/18 (Prere.)	825	829
Sparks NV Local Improvement District Revenue	6.750%	9/1/18 (Prere.)	2,640	2,651
				21,514

New Hampshire (0.3%)
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/38	4,000	4,322
New Hampshire Health & Education Facilities
Authority Revenue (Hillside Village Entrance
Fee)	3.500%	7/1/22	2,200	2,206
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/28	885	986
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/29	900	999
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,476
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	4,450	4,752
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	3,750	4,081
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/47	7,870	8,544
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/21 (Prere.)	7,000	7,853
				35,219
New Jersey (7.1%)
Atlantic City NJ GO	4.000%	11/1/24 (4)	4,805	5,024
Atlantic City NJ GO	4.000%	11/1/25 (4)	2,405	2,495
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,437
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/25	1,195	1,343
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/26	1,630	1,825
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/27	1,610	1,796
4,11Eaton Vance New Jersey Municipal Income
Trust	2.440%	9/1/19	5,775	5,783
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/27 (4)	1,225	1,413
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/28 (4)	2,080	2,388
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/29 (4)	500	572
Gloucester County NJ Pollution Control
Financing Authority Revenue (Logan Project)	5.000%	12/1/24	12,875	13,879
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,455
New Jersey COP	5.250%	6/15/19 (Prere.)	5,000	5,161

New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	10,000	10,966
New Jersey Economic Development Authority
Revenue	5.000%	6/15/30	2,940	3,264
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	3,000	3,430
New Jersey Economic Development Authority
Revenue	5.000%	6/15/31	5,000	5,531
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	6,700	7,628
New Jersey Economic Development Authority
Revenue	5.000%	6/15/32	4,000	4,409
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	2,500	2,700
New Jersey Economic Development Authority
Revenue	5.000%	6/15/42	3,000	3,238
New Jersey Economic Development Authority
Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/36	3,800	3,949
New Jersey Economic Development Authority
Revenue (Goethals Bridge Replacement
Project)	5.375%	1/1/43	3,250	3,553
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	2,000	2,197
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	20,314
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/20 (Prere.)	4,000	4,297
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,200	10,597
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	2,055	2,241
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,169
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	755	812
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	4,500	4,900
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	4,750	5,124
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	8,325	8,980
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	7,561
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	6,545	6,951
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	700	753
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,177
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,748
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,505
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,162

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	19,485	20,609
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	1,150	1,198
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	4.500%	7/1/41	2,750	2,719
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.125%	9/15/23	12,730	13,785
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.250%	9/15/29	9,750	10,597
New Jersey Economic Development Authority
Special Facility Revenue (Port Newark
Container)	5.000%	10/1/37	10,000	10,784
New Jersey Economic Development Authority
Special Facility Revenue (Port Newark
Container)	5.000%	10/1/47	10,000	10,721
New Jersey Educational Facilities Authority
Revenue (College of St. Elizabeth)	5.000%	7/1/46	4,000	4,026
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/32	3,000	3,311
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/33	3,000	3,296
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	6,823
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	5,000	5,366
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/26	5,025	5,898
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/27	6,715	7,955
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/32	2,370	2,738
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/33	3,315	3,816
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/35	2,925	3,345
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/38	7,720	8,771
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/39	3,000	3,403
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/57	2,000	2,218
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.250%	7/1/57	2,250	2,557

New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/48	13,540	13,058
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	8,000	8,230
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	6,957
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	10,205	10,862
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,322
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,076
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,425
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,752
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	1,900	2,091
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/23	4,150	4,614
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/24	3,750	4,209
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	3,380	3,817
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	2,300	2,611
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,266
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,926
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/28	4,500	4,453
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,597
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	1,135	1,213
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/29	5,000	4,930
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.500%	12/1/29	6,170	6,181
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/30	5,500	5,304
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.500%	12/1/31	9,500	9,252
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	7,575	8,517
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	7,500	8,394
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	3,775	4,192
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/19	1,950	2,003
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	1,500	1,626
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/23	2,740	2,939

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	5,000	5,345
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/36	5,000	5,269
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	13,000	13,771
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,300	5,690
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	19,665	20,597
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	1,360	1,376
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	9,000	9,374
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,240	5,475
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,205	1,259
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	2,570	2,705
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	6,000	6,432
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	5,250	5,759
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	5,855	6,453
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	2,140	2,348
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	6,565	7,265
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (4)	8,175	9,148
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	2,105	2,343
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,050	11,435
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	2,500	2,789
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	22,914
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	7,025	4,847
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	20,000	20,259
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	24,940	26,387
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	10,000	10,778
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	7,000	7,656
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	22,000	22,938
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	5,700	2,331
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	5,000	1,937
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	5,000	1,937

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,108
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	3,000	3,137
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	8,295	9,257
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	6,785	7,572
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	15,000	16,740
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	3,140	3,504
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	10,000	11,574
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	2,500	2,923
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	10,000	11,517
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	5,400	6,280
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	10,000	11,477
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	15,500	16,359
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	1,860	2,023
Salem County NJ Pollution Control Financing
Authority Revenue (Chambers Project)	5.000%	12/1/23	32,895	35,290
South Jersey NJ Port Corp. Revenue	5.000%	1/1/34	1,150	1,262
South Jersey NJ Port Corp. Revenue	5.000%	1/1/35	1,250	1,369
South Jersey NJ Port Corp. Revenue	5.000%	1/1/37	1,370	1,495
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	16,500	18,125
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	21,980	23,548
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.250%	6/1/46	15,000	16,796
				922,653
New Mexico (0.2%)
New Mexico Finance Authority Revenue	4.000%	6/1/30	2,950	3,180
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	5,000	5,374
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	1.500%	8/1/18	11,515	11,515
				20,069
New York (9.3%)
4 Battery Park City Authority New York Revenue
TOB VRDO	1.540%	8/1/18 LOC	280	280
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	5,000	5,348
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	3,750	4,246
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	5,900	6,390
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/33	475	526
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/35	850	939
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/36	670	738
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,500	1,610
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	15,725	17,299
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	9,675	10,528

4 Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	4.750%	1/1/20	1,165	1,152
4 Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	5.250%	1/1/24	3,780	3,603
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	4,500	5,190
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,000	1,140
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/30	1,510	1,736
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/31	5,000	5,732
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/31	1,000	1,134
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/32	1,000	1,132
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/33	1,600	1,806
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	1,500	1,689
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	1,000	1,118
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	12,040	13,355
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/31	1,000	1,125
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	3,000	3,282
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,649
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,460
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,849
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,359
New York City NY GO	5.000%	8/1/32	8,000	8,651
New York City NY GO	5.000%	8/1/36	15,000	16,759
New York City NY GO	4.000%	3/1/42	10,000	10,371
New York City NY GO	5.000%	3/1/44	10,000	11,457
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	1,000	998
New York City NY Industrial Development
Agency Airport Facilities Revenue (TRIPS
Obligated Group)	5.000%	7/1/28	4,000	4,263
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,115
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	10,801
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	8,000	8,685
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/46	4,775	4,912
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	16,235	18,098

3	New York City NY Transitional Finance Authority
	Building Aid Revenue	5.000%	7/15/37	20,000	21,886
	New York City NY Transitional Finance Authority
	Building Aid Revenue	5.000%	7/15/40	12,000	12,927
	New York City NY Transitional Finance Authority
	Building Aid Revenue	5.000%	7/15/41	8,000	8,965
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	8/1/32	2,765	3,141
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	5/1/35	15,000	17,422
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	2/1/36	15,000	16,792
	New York City NY Transitional Finance Authority
	Future Tax Revenue	4.000%	5/1/37	2,825	2,939
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	11/1/37	11,250	12,776
	New York City NY Transitional Finance Authority
	Future Tax Revenue	4.000%	8/1/38	25,000	25,958
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	11/1/38	7,865	8,773
	New York City NY Transitional Finance Authority
	Future Tax Revenue	4.000%	5/1/42	8,250	8,544
	New York City NY Transitional Finance Authority
	Future Tax Revenue VRDO	1.490%	8/1/18	31,790	31,790
	New York City Transitional Finance Authority
	Building Aid Revenue	5.000%	7/15/33	5,000	5,841
	New York City Transitional Finance Authority
	Building Aid Revenue	5.000%	7/15/34	5,000	5,822
	New York City Transitional Finance Authority
	Building Aid Revenue	5.000%	7/15/35	5,000	5,804
12	New York City Transitional Finance Authority
	Future Tax Secured Revenue	5.000%	8/1/38	10,000	11,536
	New York Convention Center Development
	Corp. Revenue	0.000%	11/15/40	3,500	1,438
	New York Convention Center Development
	Corp. Revenue	5.000%	11/15/40	7,465	8,425
	New York Convention Center Development
	Corp. Revenue	0.000%	11/15/43	2,500	896
4	New York Counties Tobacco Trust Revenue	6.250%	6/1/41	19,900	20,656
	New York Counties Tobacco Trust Revenue	5.000%	6/1/45	3,750	3,995
	New York Counties Tobacco Trust Revenue	5.000%	6/1/51	10,875	11,339
	New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,177
	New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,215
	New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,488
	New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	11,454
	New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	12,246
	New York Liberty Development Corp. Revenue
	(Goldman Sachs Headquarters)	5.250%	10/1/35	4,910	6,033
	New York Liberty Development Corp. Revenue
	(Goldman Sachs Headquarters)	5.500%	10/1/37	5,005	6,361
	New York Metropolitan Transportation Authority
	Revenue	5.250%	11/15/20 (Prere.)	13,000	14,058
	New York Metropolitan Transportation Authority
	Revenue	5.000%	11/15/21 (Prere.)	9,000	9,936
	New York Metropolitan Transportation Authority
	Revenue	5.250%	11/15/21 (Prere.)	6,625	7,367
	New York Metropolitan Transportation Authority
	Revenue	5.250%	11/15/21 (Prere.)	1,875	2,085

New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	2,000	2,282
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	2,000	2,282
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/23 (Prere.)	2,250	2,621
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/23 (Prere.)	2,500	2,912
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/36	9,225	10,429
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	6,875	7,769
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,575	9,370
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/40	3,000	3,333
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	7,000	7,849
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,500	6,204
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19 (Prere.)	3,250	3,396
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	4,760	4,982
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/47	7,000	7,935
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	10,000	10,634
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	15,900	17,185
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/41	3,750	4,196
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34	18,370	20,430
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/39	6,000	6,252
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/43	6,500	6,750
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/24	1,800	2,025
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/29	2,400	2,702
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/31	1,600	1,790
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/32	4,000	4,462
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/33	700	778
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/34	1,000	1,108

New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/37	400	440
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/21	910	975
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	4,295	4,876
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	8,920	10,178
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/36	6,920	7,278
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/37	8,500	8,888
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	3,000	3,344
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	9,000	10,181
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/33	3,000	3,378
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/34	1,000	1,121
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/20 (Prere.)	5,000	5,353
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/28	1,000	1,157
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/29	1,000	1,150
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/30	1,500	1,718
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31	2,600	2,968
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/32	2,500	2,841
New York State Dormitory Authority Revenue
(Yeshiva University)	4.250%	9/1/24	870	885
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	15,000	17,327
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.150%	11/15/34	5,000	5,484
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.375%	11/15/40	800	880
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	12,000	12,661
New York State Thruway Authority Revenue	5.000%	1/1/41	8,500	9,473
New York State Thruway Authority Revenue	5.000%	1/1/51	6,800	7,517
New York State Thruway Authority Revenue	5.250%	1/1/56	5,000	5,623
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.000%	1/1/32	13,500	15,146
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.000%	1/1/33	8,000	8,942
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.000%	1/1/34	5,500	6,129
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	7/1/35 (4)	5,000	5,084

New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	1/1/36	5,000	5,071
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.000%	1/1/36	5,000	5,555
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	7/1/36 (4)	5,500	5,584
4 New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)
TOB VRDO	1.240%	8/7/18 (4)	10,000	10,000
New York Transportation Development Corp.
SpecialFacility Revenue (JFK International
Airport Project)	5.000%	8/1/26	17,500	18,445
New York Transportation Development Corp.
SpecialFacility Revenue (JFK International
Airport Project)	5.000%	8/1/31	38,270	40,056
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/25	2,000	2,241
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/26	3,775	4,195
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/25	3,835	4,101
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,695	1,909
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	5,625	6,439
Port Authority of New York & New Jersey
Revenue	4.000%	3/15/30	30,000	31,947
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	9,900	10,708
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/33	5,000	5,528
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/36	2,665	2,960
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/37	4,665	5,161
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	2,755	3,113
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/42	5,000	5,615
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/44	10,000	10,999
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	9,530	10,814
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/47	5,000	5,594
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,311
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	14,178
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,544
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	2,000	2,190

Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,995
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	1,084
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,560
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/26	2,500	2,879
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/27	2,030	2,355
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/36	7,050	7,751
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/41	10,000	10,791
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/45	14,750	15,120
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	2,000	2,243
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	10,000	11,283
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/32	1,000	1,125
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	2,665	2,923
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	335	361
Westchester County NY Industrial Development
Agency Facilities Revenue (Million Air Two
LLC Obligated Group)	7.000%	6/1/46	7,035	7,239
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	2,050	2,232
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	9,000	9,944
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	27,500	29,428
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/41	4,000	4,307
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/45	12,000	12,262
				1,203,423
North Carolina (0.7%)
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/42	5,000	5,596
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/47	6,000	6,631
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25	2,000	2,200
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30	2,000	2,123
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35	2,250	2,368
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/30	4,000	4,517
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/32	5,000	5,597

North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,152
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/40	10,000	10,955
North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/34	1,500	1,558
North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/35	1,620	1,682
North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/36	1,655	1,718
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Aldersgate)	6.250%	7/1/35	5,810	6,495
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/20	2,380	2,468
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/26	5,000	5,412
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/30	3,000	3,192
North Carolina Medical Care Commission
Retirement Facilities Revenue (Aldersgate
United Methodist Retirement Community, Inc.)	5.000%	7/1/47	1,150	1,226
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/31	1,750	1,896
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/37	4,800	5,131
North Carolina Medical Care Commission
Retirement Facilities Revenue (United Church
Homes & Services Obligated Group)	5.000%	9/1/41	2,115	2,215
North Carolina Medical Care Commission
Retirement Facilities Revenue (United Church
Homes & Services Obligated Group)	5.000%	9/1/46	3,160	3,298
North Carolina Turnpike Authority Revenue	5.000%	1/1/30	3,300	3,751
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/47	3,610	3,919
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/51	4,800	5,207
				91,307
North Dakota (0.1%)
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/34	4,705	5,193
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/38	6,000	6,555
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/43	5,000	5,441
				17,189
Ohio (2.2%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	10,000	10,712

American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/33	2,530	2,601
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/41	3,065	3,402
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/41	5,000	5,531
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/20 (Prere.)	5,000	5,366
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.250%	6/1/37	5,000	5,232
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	10,545	10,861
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	4,151
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,403
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/20 (Prere.)	3,380	3,638
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	8,810	9,653
Butler County OH Port Authority Revenue
(StoryPoint Fairfield Project)	6.250%	1/15/34	1,100	1,156
Butler County OH Port Authority Revenue
(StoryPoint Fairfield Project)	6.500%	1/15/52	3,975	4,180
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/37	1,750	1,866
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/47	3,195	3,365
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/50	2,500	2,623
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/37	5,700	6,280
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/47	7,200	7,897
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/31	5,630	6,153
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/37	4,455	4,755
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/42	5,000	5,310
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.250%	2/15/47	10,250	11,031
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/52	10,000	10,894
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/57	10,050	10,533
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/57	6,000	6,514
Dayton-Montgomery County OH Port Authority
Revenue (StoryPoint Troy Project)	7.125%	1/15/50	10,000	10,464
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/47	2,385	2,694
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/36	1,500	1,620
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/37	1,000	1,084

Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,100	2,252
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/47	1,500	1,614
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/51	6,100	6,520
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/52	1,130	1,212
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/42	15,000	16,547
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/47	11,520	12,661
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	450	484
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	7,280	7,988
Lake County OH Port & Economic Development
Lease Revenue (Tapestry Wickliffe LLC)	6.750%	12/1/52	4,500	4,748
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	2,670	2,957
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/21 (Prere.)	3,000	3,394
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	4,830	5,207
Ohio Air Quality Development Authority
Revenue (Pratt Paper OH Inc.)	3.750%	1/15/28	3,000	3,038
Ohio Air Quality Development Authority
Revenue (Pratt Paper OH Inc.)	4.250%	1/15/38	19,670	20,085
Ohio Air Quality Development Authority
Revenue (Pratt Paper OH Inc.)	4.500%	1/15/48	5,000	5,167
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/47	2,000	2,042
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	3,590	3,884
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	2,235	2,360
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	12/31/39	3,540	3,891
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	6/30/53	4,000	4,355
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	3,849
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	3,825
				283,049
Oklahoma (0.9%)
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	1,000	1,133
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/30	1,900	2,136
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/31	1,000	1,122
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/37	7,390	8,107
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine
Project)	5.500%	8/15/57	23,000	26,134
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.250%	8/15/43	8,500	9,588

Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.250%	8/15/48	10,000	11,236
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.500%	8/15/52	17,000	19,393
Oklahoma Development Finance Authority
Health System Revenue (Provident Oklahoma
Education Resources Inc.)	5.250%	8/1/57	3,000	2,941
Oklahoma Development Finance Authority
Revenue (Provident Oklahoma Education
Resources Inc.)	5.000%	8/1/47	1,750	1,717
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/30	965	1,104
Oklahoma Municipal Power Authority Power
Supply System Revenue	4.000%	1/1/35	580	604
Oklahoma Municipal Power Authority Power
Supply System Revenue	4.000%	1/1/36	295	306
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/38	3,500	3,940
Oklahoma Turnpike Authority Revenue	4.000%	1/1/34	4,000	4,218
Oklahoma Turnpike Authority Revenue	4.000%	1/1/42	4,500	4,663
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42	9,500	10,667
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/28	540	598
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/29	400	442
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/31	1,870	2,052
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/32	700	766
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.250%	11/15/37	1,000	1,105
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.250%	11/15/45	2,250	2,475
				116,447
Oregon (0.5%)
Clackamas County OR Hospital Facilities
Authority Revenue (Willamette View Inc.)	5.000%	11/15/47	1,000	1,090
Clackamas County OR Hospital Facilities
Authority Revenue (Willamette View Inc.)	5.000%	11/15/52	1,500	1,630
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/30	2,120	2,497
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/32	3,635	4,250
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/32	1,800	2,004
3 Oregon Health & Science University Revenue	5.750%	7/1/19 (Prere.)	6,750	7,007
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	1,715	1,779
Oregon State Business Development Division
Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31	3,000	2,994
Oregon State Business Development Division
Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31	5,000	4,991
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,160	3,495
Port of Portland OR International Airport
Revenue	5.000%	7/1/37	2,870	3,210

Port of Portland OR International Airport
Revenue	5.000%	7/1/42	5,000	5,569
Port of Portland OR International Airport
Revenue	5.000%	7/1/47	5,000	5,550
Salem OR Hospital Facilities Authority Revenue
(Salem Health Project)	5.000%	5/15/46	8,000	8,788
Tri-County Metropolitan Transportation District
of Oregon Payroll Tax Revenue	5.000%	9/1/48	11,000	12,633
Yamhill County OR Hospital Authority Revenue
(Friendsview Manor)	5.000%	11/15/46	2,250	2,397
				69,884
Pennsylvania (7.0%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	3,265	3,402
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	500	526
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	2,175	2,269
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/27	1,690	1,939
Allegheny County PA Higher Education Building
Authority University Revenue (Robert Morris
University)	5.000%	10/15/47	1,625	1,753
4 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	1.540%	8/1/18 LOC	9,650	9,650
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/31 (4)	1,000	1,053
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/32 (4)	1,385	1,452
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/33 (4)	2,000	2,089
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	2,650	2,784
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/32	4,750	5,208
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/33	1,250	1,378
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	12,850	13,839
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	3,500	3,798
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	14,500	14,994
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/32	445	489
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/42	500	541
Blythe Township PA Solid Waste Authority
Revenue	7.750%	12/1/37	3,000	3,152
Bucks County PA Industrial Development
Authority Revenue (New Hope Manor Project)	4.000%	3/1/25	1,170	1,239

Bucks County PA Industrial Development
Authority Revenue (New Hope Manor Project)	5.000%	3/1/33	1,865	2,090
Bucks County PA Industrial Development
Authority Revenue (New Hope Manor Project)	4.000%	3/1/41	2,630	2,686
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/42	4,000	4,464
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/47	12,290	13,666
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/34	8,250	9,235
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/35	6,000	6,690
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/39 (4)	4,625	4,723
Cumberland County PA Municipal Authority
Revenue (Asbury Pennsylvania CCRC
Obligated Group)	5.250%	1/1/41	4,000	4,110
Doylestown PA Hospital Authority Revenue	5.000%	7/1/41	3,500	3,733
East Hempfield Township PA Industrial
DevelopmentAuthority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,060	1,129
East Hempfield Township PA Industrial
DevelopmentAuthority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/39	1,625	1,715
East Hempfield Township PA Industrial
DevelopmentAuthority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/46	3,175	3,339
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	1.420%	8/1/18	11,400	11,400
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/40	3,975	3,987
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/46	7,000	7,892
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,638
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,648
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	4,440	4,861
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.125%	7/1/32	2,710	2,746
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.250%	7/1/42	4,150	4,205
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	2,940	3,000
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/35	10,050	10,172
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,000	4,398
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,850
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.000%	11/1/38	5,060	5,423

Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	3,640	3,957
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,069
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	10,000	10,652
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	1,700	1,810
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	1,750	1,881
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc.Project)	7.000%	12/1/21 (Prere.)	2,500	2,913
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc.Project)	7.000%	12/1/21 (Prere.)	2,670	3,111
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc.Project)	5.000%	12/1/32	2,750	3,054
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc.Project)	5.000%	12/1/37	2,800	3,082
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc.Project)	5.000%	12/1/47	2,000	2,187
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	5,000	5,032
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.375%	1/1/50	10,120	10,226
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	1,600	1,690
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	15,000	15,903
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	5,000	5,007
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	6,500	6,509
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	765	819
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (National
Gypsum Co.)	5.500%	11/1/44	5,000	5,272
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	3,125	3,151
Pennsylvania Economic Development Financing
Authority Revenue (PA Bridges Financing
Corp.)	5.000%	12/31/38	4,000	4,357

	Pennsylvania Economic Development Financing
	Authority Revenue (Rapid Bridge
	Replacement Project)	5.000%	6/30/22	5,000	5,428
	Pennsylvania Economic Development Financing
	Authority Revenue (Rapid Bridge
	Replacement Project)	5.000%	12/31/25	225	254
	Pennsylvania Economic Development Financing
	Authority Revenue (Rapid Bridge
	Replacement Project)	5.000%	12/31/29	10,000	11,131
	Pennsylvania Economic Development Financing
	Authority Revenue (UPMC Obligated Group)	4.000%	11/15/36	8,965	9,153
	Pennsylvania Economic Development Financing
	Authority Revenue (UPMC Obligated Group)	4.000%	11/15/37	10,000	10,186
	Pennsylvania GO	5.000%	8/1/32	8,235	9,163
	Pennsylvania GO	5.000%	8/1/33	6,440	7,149
	Pennsylvania GO	4.000%	3/1/37 (15)	5,000	5,173
	Pennsylvania Higher Educational Facilities
	Authority Revenue (Foundation for Indiana
	University of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	2,275	2,530
	Pennsylvania Higher Educational Facilities
	Authority Revenue (Thomas Jefferson
	University)	5.250%	9/1/50	15,120	16,841
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	6,865	7,062
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	720	741
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,270	3,364
	Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	4,000	4,438
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/23 (Prere.)	4,110	4,822
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	30,000	34,002
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	10,000	11,245
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	10,000	11,214
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,231
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	5,560
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,501
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	5,000	5,145
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/37	6,245	6,837
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,000	13,103
13	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	6,767
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,000	14,516
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	11,225	12,466
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,064
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,415	17,883
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	17,000	18,521
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	5,000	5,549
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,666
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,917
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	10,530	11,416
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47	10,000	11,185
	Philadelphia PA Airport Revenue	5.000%	7/1/33	2,500	2,824
	Philadelphia PA Airport Revenue	5.000%	7/1/34	5,680	6,392
	Philadelphia PA Airport Revenue	5.000%	7/1/35	7,640	8,567
	Philadelphia PA Airport Revenue	5.000%	7/1/37	4,000	4,462
	Philadelphia PA Airport Revenue	5.000%	7/1/42	7,350	8,170
	Philadelphia PA Airport Revenue	5.000%	7/1/47	5,000	5,538
	Philadelphia PA Authority for Industrial
	Development Revenue (Cultural &
	Commercial Corridors)	5.000%	12/1/27	5,000	5,650

Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/42	6,600	7,318
Philadelphia PA Authority for Industrial
Development Revenue (University of
Sciences)	5.000%	11/1/47	12,000	13,279
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	3,545	4,052
Philadelphia PA Gas Works Revenue	5.000%	8/1/27	2,000	2,275
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	2,000	2,270
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	4,200	4,781
Philadelphia PA Gas Works Revenue	5.000%	10/1/32	3,335	3,771
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,000	1,117
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,000	1,115
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	1,845	1,886
Philadelphia PA Gas Works Revenue	4.000%	10/1/36	1,750	1,784
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	6,300	7,029
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	9,255	10,288
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/30	2,950	3,262
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/31	1,750	1,928
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/32	1,500	1,647
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/33	1,000	1,094
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	1,000	1,091
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	5,850	6,345
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	7,930	8,562
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	190	191
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	12,765	12,813
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	15	15
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	10
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	10
Philadelphia PA School District GO	5.000%	9/1/29	1,100	1,262
Philadelphia PA School District GO	5.000%	9/1/30	1,445	1,653
Philadelphia PA School District GO	5.000%	9/1/31	1,515	1,727
Philadelphia PA School District GO	5.000%	9/1/32	1,500	1,703
Philadelphia PA School District GO	5.000%	9/1/34	1,450	1,635
Philadelphia PA School District GO	5.000%	9/1/36	1,200	1,344
Philadelphia PA School District GO	5.000%	9/1/38	1,250	1,392
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	3,510	3,910
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/42	7,850	8,858
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	7,000	7,777
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/47	25,035	28,123
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52	2,500	2,788
Philadelphia PA Water & Waste Water Revenue	5.250%	10/1/52	7,000	8,018

	Pittsburgh PA GO	5.000%	9/1/25	500	574
	Pittsburgh PA GO	5.000%	9/1/27	625	728
	Pittsburgh PA GO	5.000%	9/1/28	565	659
	Pittsburgh PA GO	4.000%	9/1/32	500	528
	Pittsburgh PA GO	4.000%	9/1/33	500	526
	Pocono Mountains Industrial Park Authority
	Pennsylvania Hospital Revenue (St. Luke's
	Hospital Obligated Group)	5.000%	8/15/40	8,125	8,807
	Quakertown PA General Authority Health
	Facilities Revenue (LifeQuest Obligated
	Group)	3.125%	7/1/21	8,365	8,242
	Scranton-Lackawanna PA Health & Welfare
	Authority Revenue (Marywood University
	Project)	5.000%	6/1/36	4,000	4,112
	Scranton-Lackawanna PA Health & Welfare
	Authority Revenue (Marywood University
	Project)	5.000%	6/1/46	7,875	8,017
	Susquehanna PA Area Regional Airport
	Authority System Revenue	4.000%	1/1/33	10,000	10,056
	Susquehanna PA Area Regional Airport
	Authority System Revenue	5.000%	1/1/35	1,000	1,103
	Susquehanna PA Area Regional Airport
	Authority System Revenue	5.000%	1/1/38	1,500	1,641
	Washington County Redevelopment Authority
	Tax Allocation Revenue	4.000%	7/1/23	1,085	1,090
4	Westmoreland County PA Industrial
	Development Authority Revenue	4.720%	7/1/35	35,000	35,828
					907,907
Puerto Rico (0.2%)
	Puerto Rico Highway & Transportation Authority
	Transportation Revenue	5.250%	7/1/41 (12)	5,000	5,837
14	Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	8,000	6,660
14	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/44 (14)	15,000	3,783
14	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/46 (14)	41,000	9,299
					25,579
Rhode Island (0.7%)
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/41	1,000	1,102
	Rhode Island Health & Educational Building
	Corp. Higher Education Facilities Revenue
	(Providence College)	5.000%	11/1/42	2,000	2,265
	Rhode Island Health & Educational Building
	Corp. Higher Education Facilities Revenue
	(Providence College)	5.000%	11/1/47	8,350	9,425
	Rhode Island Health & Educational Building
	Corp. Higher Education Facilities Revenue
	(University of Rhode Island)	5.000%	9/15/28	2,505	2,869
	Rhode Island Health & Educational Building
	Corp. Higher Education Facilities Revenue
	(University of Rhode Island)	5.000%	9/15/29	5,170	5,902
	Rhode Island Health & Educational Building
	Corp. Higher Education Facilities Revenue
	(University of Rhode Island)	5.000%	9/15/30	2,105	2,392
	Rhode Island Health & Educational Building
	Corp. Higher Education Facilities Revenue
	(University of Rhode Island)	4.000%	9/15/31	1,000	1,050

Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/32	1,250	1,309
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/33	1,350	1,410
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/34	1,325	1,379
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/35	1,000	1,036
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/35	1,685	1,746
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/36	1,000	1,028
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/36	1,590	1,634
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/37	1,250	1,280
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/37	1,270	1,300
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/31	4,500	4,805
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/36	8,500	8,914
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/27 (4)	10,040	11,356
Rhode Island Student Loan Authority Student
Loan Revenue	5.000%	12/1/22	875	958
Rhode Island Student Loan Authority Student
Loan Revenue	5.000%	12/1/23	750	833
Rhode Island Student Loan Authority Student
Loan Revenue	5.000%	12/1/24	750	837
Rhode Island Student Loan Authority Student
Loan Revenue	5.000%	12/1/25	850	952
Rhode Island Student Loan Authority Student
Loan Revenue	3.800%	12/1/31	3,000	3,056
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/29	4,530	5,012
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/30	4,000	4,400
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	7,155	7,154
				85,404
South Carolina (1.7%)
Greenwood County SC Hospital Revenue (Self
Regional Healthcare)	4.000%	10/1/38	7,650	7,726

	Greenwood County SC Hospital Revenue (Self
	Regional Healthcare)	4.000%	10/1/39	1,500	1,504
	Lexington County SC Health Services District
	Inc. Hospital Revenue	5.000%	11/1/41	10,000	10,819
12	Patriots Energy Group Finance Authority SC
	Gas Supply Revenue PUT	4.000%	2/1/24	10,000	10,618
	Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,967
	South Carolina Jobs Economic Development
	Authority Hospital Revenue (AnMed Health
	Project)	5.000%	2/1/25	2,180	2,499
	South Carolina Jobs Economic Development
	Authority Hospital Revenue (Conway
	Hospitals Inc.)	5.250%	7/1/47	7,500	8,178
	South Carolina Jobs Economic Development
	Authority Revenue (Care Alliance Health
	Services)	5.250%	8/15/46	15,000	16,267
	South Carolina Ports Authority Revenue	5.000%	7/1/27	4,000	4,673
	South Carolina Ports Authority Revenue	5.000%	7/1/28	2,000	2,356
	South Carolina Ports Authority Revenue	5.000%	7/1/29	2,040	2,391
	South Carolina Ports Authority Revenue	5.000%	7/1/30	2,000	2,326
	South Carolina Ports Authority Revenue	5.250%	7/1/55	10,245	11,364
	South Carolina Public Service Authority
	Revenue	5.500%	1/1/19 (Prere.)	1,190	1,210
	South Carolina Public Service Authority
	Revenue	5.500%	1/1/19 (Prere.)	13,810	14,047
	South Carolina Public Service Authority
	Revenue	5.000%	12/1/26	5,000	5,560
	South Carolina Public Service Authority
	Revenue	5.000%	12/1/30	3,755	3,961
	South Carolina Public Service Authority
	Revenue	5.000%	12/1/30	2,500	2,656
	South Carolina Public Service Authority
	Revenue	5.000%	12/1/31	3,295	3,647
	South Carolina Public Service Authority
	Revenue	5.000%	12/1/31	2,150	2,393
	South Carolina Public Service Authority
	Revenue	5.000%	12/1/31	2,165	2,357
	South Carolina Public Service Authority
	Revenue	5.000%	12/1/31	1,150	1,259
	South Carolina Public Service Authority
	Revenue	5.500%	12/1/33	1,305	1,446
	South Carolina Public Service Authority
	Revenue	5.000%	12/1/35	7,940	8,531
	South Carolina Public Service Authority
	Revenue	5.000%	12/1/35	990	1,079
	South Carolina Public Service Authority
	Revenue	5.000%	12/1/36	5,030	5,483
	South Carolina Public Service Authority
	Revenue	5.000%	12/1/37	3,685	3,992
	South Carolina Public Service Authority
	Revenue	5.000%	12/1/38	5,500	5,826
	South Carolina Public Service Authority
	Revenue	5.000%	12/1/38	11,000	11,894
	South Carolina Public Service Authority
	Revenue	5.000%	12/1/38	410	434
	South Carolina Public Service Authority
	Revenue	5.000%	12/1/39	5,000	5,332

South Carolina Public Service Authority
Revenue	5.000%	12/1/43	8,325	8,669
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	340	361
South Carolina Public Service Authority
Revenue	5.000%	12/1/46	9,215	9,789
South Carolina Public Service Authority
Revenue	5.000%	12/1/48	500	526
South Carolina Public Service Authority
Revenue	5.000%	12/1/49	4,605	4,862
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	10,550	11,220
South Carolina Public Service Authority
Revenue	5.000%	12/1/55	2,600	2,759
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	5,195	5,617
South Carolina Public Service Authority
Revenue	5.000%	12/1/56	8,185	8,778
				225,376
South Dakota (0.3%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,416
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/40	10,000	11,149
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	10,946
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,441
				31,952
Tennessee (0.8%)
Blount County TN Health & Educational
Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/31	1,700	1,803
Blount County TN Health & Educational
Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/37	375	393
Blount County TN Health & Educational
Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/47	2,125	2,206
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	6,500	6,942
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/39	7,600	8,136
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/44	10,280	10,963
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/40	4,000	4,417
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/46	5,000	5,485
Metropolitan Government of Nashville &
Davidson County TN Industrial Development
Board Revenue (Waste Management Inc.
Tennessee Project) PUT	2.850%	8/2/21	3,000	3,000
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	7,295	7,558

Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	2,350	2,559
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	1,010	1,098
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	6,285	6,970
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,190	2,420
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	1,665	1,875
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	5,790	6,482
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	8,060	9,171
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	3,535	4,094
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,325	18,574
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	1/1/38	635	659
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	2,300	2,381
				107,186
Texas (7.4%)
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/28	1,200	1,367
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/28	600	668
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/29	1,175	1,332
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/29	500	558
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/30	1,025	1,161
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/30	500	553
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/31	1,200	1,359
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/32	1,100	1,241
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/32	850	936
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/33	1,800	2,029
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/34	500	546
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,128
Austin TX Airport System Revenue	5.000%	11/15/31	1,035	1,172
Austin TX Airport System Revenue	5.000%	11/15/33	1,155	1,301
Austin TX Airport System Revenue	5.000%	11/15/35	1,255	1,407
Austin TX Airport System Revenue	5.000%	11/15/37	1,410	1,573
Austin TX Airport System Revenue	5.000%	11/15/39	5,890	6,454
Austin TX Airport System Revenue	5.000%	11/15/41	4,000	4,443
Austin TX Airport System Revenue	5.000%	11/15/46	5,015	5,552
Brownsville TX Utility System Revenue	4.000%	9/1/30	10,000	10,521
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	1,500	1,652

	Central Texas Regional Mobility Authority
	Revenue	0.000%	1/1/32	4,090	2,379
	Central Texas Regional Mobility Authority
	Revenue	0.000%	1/1/33	3,000	1,662
	Central Texas Regional Mobility Authority
	Revenue	5.000%	1/1/33	6,590	7,089
	Central Texas Regional Mobility Authority
	Revenue	5.000%	1/1/33	1,300	1,424
	Central Texas Regional Mobility Authority
	Revenue	5.000%	1/1/34	1,350	1,473
	Central Texas Regional Mobility Authority
	Revenue	5.000%	1/1/35	1,650	1,814
	Central Texas Regional Mobility Authority
	Revenue	5.000%	1/1/36	1,375	1,508
	Central Texas Regional Mobility Authority
	Revenue	4.000%	1/1/41	6,000	5,904
	Central Texas Regional Mobility Authority
	Revenue	5.000%	1/1/43	750	805
	Central Texas Regional Mobility Authority
	Revenue	5.000%	1/1/45	1,000	1,086
	Central Texas Regional Mobility Authority
	Revenue	5.000%	1/1/46	7,000	7,618
	Dallas TX Area Rapid Transit Sales Tax
	Revenue	5.000%	12/1/41	8,000	9,046
	Dallas-Fort Worth TX International Airport
	Revenue	5.250%	11/1/26	1,530	1,724
	Dallas-Fort Worth TX International Airport
	Revenue	5.000%	11/1/35	3,780	4,005
	Dallas-Fort Worth TX International Airport
	Revenue	5.000%	11/1/35	7,085	7,506
	Dallas-Fort Worth TX International Airport
	Revenue	5.000%	11/1/38	7,085	7,501
	Dallas-Fort Worth TX International Airport
	Revenue	5.000%	11/1/38	21,305	22,845
	Dallas-Fort Worth TX International Airport
	Revenue	5.000%	11/1/42	16,940	18,018
	Dallas-Fort Worth TX International Airport
	Revenue	5.000%	11/1/42	10,000	10,636
	Dallas-Fort Worth TX International Airport
	Revenue	5.000%	11/1/43	11,000	11,634
15	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	0.000%	10/1/34	19,500	18,399
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.250%	10/1/51	8,000	8,859
	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System)	5.000%	12/1/31	8,000	8,823
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (YMCA of the Greater
	Houston Area)	5.000%	6/1/38	2,500	2,639
	Harris County TX Health Facilities Development
	Corp. Revenue (Methodist Hospital System)
	VRDO	1.540%	8/1/18	10,800	10,800
	Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	551
	Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	550
	Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,205
	Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,467
	Houston TX Airport System Revenue	5.000%	7/1/31	900	977

Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,422
Houston TX Airport System Revenue	5.000%	7/15/35	5,000	5,364
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	4.750%	7/1/24	17,500	18,897
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	5.000%	7/1/29	13,150	14,217
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	6.500%	7/15/30	4,000	4,362
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	10
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	211
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	15
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,255
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,286
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,410	1,625
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/29	1,035	1,186
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/30	1,385	1,581
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/45	9,500	10,444
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.125%	2/15/42	2,750	2,839
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Legacy Preparatory Charter Academy)	6.000%	8/15/37	3,500	3,655
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Legacy Preparatory Charter Academy)	6.000%	8/15/47	3,500	3,621
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/43	4,370	4,838
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/36	3,750	3,859
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/37	2,500	2,567
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Carillon LifeCare Community Project)	5.000%	7/1/36	2,220	2,286
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Carillon LifeCare Community Project)	5.000%	7/1/46	2,250	2,299
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/36	4,605	4,869

New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/46	3,000	3,123
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/51	4,750	4,928
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	3.000%	11/15/21	625	623
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/31	850	900
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/36	550	575
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/46	3,200	3,325
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.500%	11/15/46	1,500	1,524
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	5.500%	11/15/52	1,150	1,164
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/31	1,000	1,098
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/40	1,000	1,087
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Children's Health System of Texas Project)	4.000%	8/15/35	3,000	3,097
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,500	1,623
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/47	4,000	4,285
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	4,200	3,732
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	21,370	18,969
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/41	5,860	6,370
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/41	990	1,069
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	7,700	8,344
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	4,150	4,469
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	7,350	7,491
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	12,585	12,840
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	7,000	7,635

	North Texas Tollway Authority System Revenue	6.000%	9/1/21 (Prere.)	5,000	5,603
	North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	21,174
	North Texas Tollway Authority System Revenue	6.000%	1/1/28	1,690	1,719
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,283
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,250	6,979
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,096
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	4,500	5,413
	North Texas Tollway Authority System Revenue	5.000%	1/1/39	5,000	5,683
	North Texas Tollway Authority System Revenue	5.000%	1/1/48	13,200	14,866
	North Texas Tollway Authority System Revenue	5.000%	1/1/48	35,700	39,710
	Red River TX Education Finance Corp. Revenue
	(Edwards University Project)	5.000%	6/1/46	2,250	2,416
	Red River TX Education Finance Corp. Revenue
	(Houston Baptist University Project)	5.500%	10/1/46	4,250	4,709
	SA Energy Acquisition Public Facility Corp.
	Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,260
	SA Energy Acquisition Public Facility Corp.
	Texas Gas Supply Revenue	5.500%	8/1/24	7,790	8,962
	San Antonio TX Electric & Gas Systems
	Revenue	5.000%	2/1/47	4,755	5,387
	San Antonio TX Electric & Gas Systems
	Revenue	5.000%	2/1/48	30,000	32,744
	San Antonio TX Energy Acquisition Public
	Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,162
	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Air Force
	Villages Project)	5.000%	5/15/37	6,000	6,275
	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Air Force
	Villages Project)	5.000%	5/15/45	10,000	10,411
	Tarrant County TX Cultural Education Facilities
	Finance Corp. Retirement Facilities Revenue
	(Buckner Senior Living Inc.)	4.500%	11/15/23	6,500	6,544
	Tarrant County TX Cultural Education Facilities
	Finance Corp. Retirement Facilities Revenue
	(Buckner Senior Living Inc.)	6.750%	11/15/47	2,000	2,224
	Tarrant County TX Cultural Education Facilities
	Finance Corp. Retirement Facilities Revenue
	(Buckner Senior Living Inc.)	6.750%	11/15/52	2,500	2,770
14	Tarrant County TX Cultural Education Facilities
	Finance Corp. Retirement Facilities Revenue
	(Corpus Christi, Mirador Senior Living Inc.)	4.125%	11/15/28	2,825	1,980
	Tarrant County TX Cultural Education Facilities
	Finance Corp. Retirement Facilities Revenue
	(Stayton at Museum Way Project)	8.250%	11/15/44	3,000	2,953
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.250%	12/15/19	10,000	10,441
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.250%	12/15/20	15,400	16,511
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.000%	12/15/21	1,120	1,219
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.000%	12/15/23	1,170	1,294
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.000%	12/15/24	1,645	1,813
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.250%	12/15/24	7,500	8,570

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	16,500	18,111
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	3,050	3,335
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	6,995	8,152
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	14,935	17,372
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	3,650	3,976
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	2,970	3,225
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	4,355	4,718
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/30	425	460
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/32	6,480	6,985
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	3,976
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	21,917
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	10,957
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	12/31/38	13,175	15,559
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	23,525	24,976
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	2,640	2,860
Texas Private Activity Surface Transportation
Corp. Revenue	6.750%	6/30/43	24,790	28,873
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/40	4,450	4,819
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/45	5,000	5,394
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/50	6,000	6,449
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	6,280	6,842
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	31,900	34,664
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	17,925	19,397
Texas Water Development Board Revenue	4.000%	10/15/33	5,010	5,315
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/35 (15)	1,600	1,663
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/37 (15)	1,500	1,547
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/41 (15)	2,750	2,821
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/45 (15)	1,700	1,739
Westlake TX Special Assessment Revenue	6.250%	9/1/40	2,500	2,518

	Westlake TX Special Assessment Revenue	6.375%	9/1/45	2,500	2,523
					965,198
Utah (1.0%)
	Salt Lake City UT Airport Revenue	5.000%	7/1/42	16,000	17,902
	Salt Lake City UT Airport Revenue	5.000%	7/1/47	28,000	31,214
	Utah Associated Municipal Power Systems
	Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	3,700	4,131
	Utah Associated Municipal Power Systems
	Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,685	5,231
	Utah Associated Municipal Power Systems
	Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	3,500	3,908
	Utah Associated Municipal Power Systems
	Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,475	4,997
	Utah County UT Hospital Revenue (IHC Health
	Services)	5.000%	5/15/41	16,500	18,532
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22 (Prere.)	4,805	5,358
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,265	1,358
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	4,797
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,000	4,238
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40 (15)	17,100	19,562
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/42	7,050	7,625
					128,853
Vermont (0.3%)
	Vermont Educational & Health Buildings
	Financing Agency Revenue (Champlain
	College Project)	5.000%	10/15/41	6,800	7,345
	Vermont Educational & Health Buildings
	Financing Agency Revenue (Champlain
	College Project)	5.000%	10/15/46	5,800	6,244
	Vermont Educational & Health Buildings
	Financing Agency Revenue (University of
	Vermont Health Network)	5.000%	12/1/37	1,500	1,658
	Vermont Educational & Health Buildings
	Financing Agency Revenue (University of
	Vermont Health Network)	5.000%	12/1/38	1,750	1,930
	Vermont Educational & Health Buildings
	Financing Agency Revenue (University of
	Vermont Health Network)	5.000%	12/1/39	1,130	1,244
	Vermont Housing Finance Agency Revenue	4.125%	11/1/42	1,005	1,026
	Vermont Student Assistance Corp. Education
	Loan Revenue	5.000%	6/15/25	1,010	1,113
	Vermont Student Assistance Corp. Education
	Loan Revenue	5.000%	6/15/26	1,375	1,517
	Vermont Student Assistance Corp. Education
	Loan Revenue	5.000%	6/15/27	850	930
	Vermont Student Assistance Corp. Education
	Loan Revenue	5.000%	6/15/28	1,325	1,443
	Vermont Student Assistance Corp. Education
	Loan Revenue	4.000%	6/15/31	1,250	1,256
	Vermont Student Assistance Corp. Education
	Loan Revenue	4.000%	6/15/32	1,250	1,253
11	Vermont Student Assistance Corp. Education
	Loan Revenue	5.343%	12/3/35	10,000	10,603
					37,562
Virgin Islands (0.1%)
	Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	3,460
	Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	4,695	4,495

	Virgin Islands Port Authority Marine Revenue	5.000%	9/1/44	1,910	1,657
	Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30	5,000	5,287
	Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33	3,000	3,146
					18,045
Virginia (1.9%)
	Alexandria VA Redevelopment & Housing
	Authority Multi-Family Housing Mortgage
	Revenue (Portals WestApartment)	8.250%	4/1/32 (ETM)	385	490
	Ballston Quarter VA Community Development
	Authority Revenue	5.500%	3/1/46	2,500	2,612
	Chesapeake Bay VA Bridge & Tunnel District
	Revenue	5.000%	7/1/51	13,500	14,941
16	Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	6,700
	Chesterfield County VA Economic Development
	Authority Retirement Facilities Revenue
	(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,893
	Fredericksburg VA Economic Development
	Authority Hospital Facilities Revenue (Mary
	Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,574
	Fredericksburg VA Economic Development
	Authority Hospital Facilities Revenue (Mary
	Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,206
	Fredericksburg VA Economic Development
	Authority Hospital Facilities Revenue (Mary
	Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,272
	Fredericksburg VA Economic Development
	Authority Hospital Facilities Revenue (Mary
	Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,096
	Hanover County VA Economic Development
	Authority Residential Care Facility Revenue
	(Covenant Woods)	5.000%	7/1/42	5,550	5,743
	Hanover County VA Economic Development
	Authority Residential Care Facility Revenue
	(Covenant Woods)	5.000%	7/1/48	1,435	1,526
	Hanover County VA Economic Development
	Authority Residential Care Facility Revenue
	(Covenant Woods)	5.000%	7/1/51	1,575	1,669
	Lexington VA Industrial Development Authority
	Residential Care Facility Revenue (Kendall at
	Lexington Corp.)	4.000%	1/1/31	750	770
	Newport News VA Economical Development
	Authority Residential Care Facilities Revenue	5.000%	12/1/31	5,000	5,302
	Newport News VA Economical Development
	Authority Residential Care Facilities Revenue	5.000%	12/1/38	10,000	10,455
4	Newport News VA Industrial Development
	Authority Health System Revenue	5.330%	7/1/45	17,000	17,881
	Prince William County VA Industrial
	Development Agency Revenue (Westminster
	Presbyterian Retirement Community Inc.)	5.000%	1/1/31	1,700	1,844
	Prince William County VA Industrial
	Development Agency Revenue (Westminster
	Presbyterian Retirement Community Inc.)	5.000%	1/1/37	1,000	1,071
	Prince William County VA Industrial
	Development Agency Revenue (Westminster
	Presbyterian Retirement Community Inc.)	5.000%	1/1/46	4,000	4,248

Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/30	1,000	1,089
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/35	1,295	1,374
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/35	2,000	2,152
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	8,000	8,410
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	1,755	1,845
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/33	11,465	12,162
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	13,647
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	12,310	13,616
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,459
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	15,000	15,921
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,209
Virginia Small Business Financing Authority
Revenue (Transform 66 P3 Project)	5.000%	12/31/52	8,000	8,738
Virginia Small Business Financing Authority
Revenue (Transform 66 P3 Project)	5.000%	12/31/56	54,075	59,025
				250,940
Washington (1.8%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/25	2,500	2,729
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,366
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,241
Port of Seattle WA Revenue	5.000%	5/1/29	4,000	4,601
Port of Seattle WA Revenue	5.000%	5/1/30	9,215	10,562
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	9,473
Port of Seattle WA Revenue	5.000%	5/1/31	8,000	9,137
Port of Seattle WA Revenue	5.000%	5/1/32	10,000	11,380
Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,763
Port of Seattle WA Revenue	5.000%	5/1/33	5,500	6,236
Port of Seattle WA Revenue	5.000%	5/1/34	2,500	2,827
Port of Seattle WA Revenue	5.000%	4/1/35	6,150	6,768
Port of Seattle WA Revenue	5.000%	5/1/35	3,680	4,149
Port of Seattle WA Revenue	5.000%	5/1/35	10,000	11,274
Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,470
Port of Tacoma WA Revenue	5.000%	12/1/37	8,835	9,866
Port of Tacoma WA Revenue	5.000%	12/1/38	9,275	10,343
Snohomish County WA School District No. 4
(Lake Stevens) GO	4.000%	12/1/29	1,785	1,928

Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,060	9,297
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/31	5,000	5,248
Washington Economic Development Finance
Authority Environmental Facilities Revenue
(Columbia Pulp)	7.500%	1/1/32	4,000	4,585
Washington GO	5.000%	2/1/39	19,435	21,824
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/39	4,500	4,851
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	10,000	10,015
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	10,000	10,911
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.250%	5/1/19 (Prere.)	5,000	5,138
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	4.000%	5/1/37	4,735	4,905
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	4.000%	5/1/38	4,720	4,871
Washington Higher Education Facilities
Authority Revenue (Whitworth University
Project)	5.000%	10/1/40	4,040	4,354
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	6.750%	7/1/35	820	890
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/45	2,000	2,169
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/50	2,000	2,163
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/36	2,125	2,275
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/46	4,500	4,779
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/51	7,300	7,726
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	2,011
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,000	1,040
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	1,100	1,139
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,581
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	3,800	3,910
				233,795

West Virginia (0.5%)
Harrison County WV County Commission
Revenue (Monogahela Power Company) PUT	3.000%	10/15/21	10,000	9,999
4 Monongalia County WV Commission Special
District Excise Tax Revenue (Monongalia
County Commission Special District)	4.500%	6/1/27	2,000	1,994
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,666
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	6,207
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/19 (Prere.)	400	413
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.375%	6/1/38	5,130	5,633
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	5,000	5,492
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/51	7,500	7,451
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/52	7,500	8,271
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,000	2,143
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,250	2,405
West Virginia Hospital Finance Authority
HospitalRevenue (West Virginia University
Health System Obligated Group)	5.000%	6/1/47	6,985	7,680
				60,354
Wisconsin (2.6%)
Platteville WI Redevelopment Authority Revenue
(Platteville Real Estate)	5.000%	7/1/42	3,000	3,098
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/26	2,410	2,685
Wisconsin General Fund Annual Appropriation
Revenue	6.000%	5/1/19 (Prere.)	1,610	1,664
Wisconsin General Fund Annual Appropriation
Revenue	6.000%	5/1/27	15,390	15,898
Wisconsin GO	5.000%	5/1/31	4,670	5,294
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/20 (Prere.)	5,675	6,075
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	11,419
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/33	1,105	1,191
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/36	625	670
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/39	1,550	1,650

Wisconsin Health & Educational Facilities
Authority Revenue (Benevolent Corp. Cedar
Community)	5.000%	6/1/37	1,110	1,159
Wisconsin Health & Educational Facilities
Authority Revenue (Benevolent Corp. Cedar
Community)	5.000%	6/1/41	955	994
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	2/15/20 (Prere.)	5,000	5,287
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/36	4,715	4,878
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/37	5,905	6,095
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,271
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/46	20,425	22,492
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	5,500	6,112
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/39	20,000	21,699
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/34	9,300	10,168
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/44	3,155	3,382
Wisconsin Public Finance Authority Airport
Facilities Revenue (AFCO Investors II
Portfolio)	5.000%	10/1/23	6,500	6,567
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	7,590	8,062
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	3,050	3,330
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	12,921
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	4,500	4,743
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	6,825	7,204
Wisconsin Public Finance Authority CCRC
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	14,500	16,611
Wisconsin Public Finance Authority Exempt
Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	10,667
Wisconsin Public Finance Authority Exempt
Facilities Revenue (National Gypsum Co.)	4.000%	8/1/35	7,000	6,814
Wisconsin Public Finance Authority Higher
Educational Facilities Revenue (Gannon
University Project)	5.000%	5/1/42	1,100	1,178
Wisconsin Public Finance Authority Higher
Educational Facilities Revenue (Gannon
University Project)	5.000%	5/1/47	1,100	1,174
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/31	3,000	3,337

Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/32	4,745	5,262
Wisconsin Public Finance Authority Retirement
Facilities First Mortgage Revenue
(Whitestone)	5.000%	3/1/37	625	673
Wisconsin Public Finance Authority Retirement
Facilities First Mortgage Revenue
(Whitestone)	5.000%	3/1/52	1,800	1,914
4 Wisconsin Public Finance Authority Retirement
Facilities Revenue (Southminster Inc.)	5.000%	10/1/53	4,500	4,765
4 Wisconsin Public Finance Authority Revenue
(Alabama Proton Therapy Center)	6.850%	10/1/47	4,500	4,416
Wisconsin Public Finance Authority Revenue
(American Dream at the Meadowlands
Project)	6.250%	8/1/27	10,000	10,651
Wisconsin Public Finance Authority Revenue
(American Dream at the Meadowlands
Project)	5.000%	12/1/27	12,000	12,772
Wisconsin Public Finance Authority Revenue
(American Dream at the Meadowlands
Project)	7.000%	12/1/50	9,500	10,894
Wisconsin Public Finance Authority Revenue
(Bancroft NeuroHealth Obligated Group)	5.000%	6/1/22	1,425	1,512
Wisconsin Public Finance Authority Revenue
(Bancroft NeuroHealth Obligated Group)	5.000%	6/1/23	1,000	1,067
Wisconsin Public Finance Authority Revenue
(Bancroft NeuroHealth Obligated Group)	5.000%	6/1/36	1,500	1,531
Wisconsin Public Finance Authority Revenue
(Bancroft NeuroHealth Obligated Group)	5.125%	6/1/48	5,000	5,111
Wisconsin Public Finance Authority Revenue
(Celanese Corp.)	5.000%	12/1/25	5,000	5,632
Wisconsin Public Finance Authority Revenue
(Celanese Corp.)	4.300%	11/1/30	7,210	7,464
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	5.000%	9/1/38	4,050	4,187
Wisconsin Public Finance Authority Revenue
(Denver International Airport)	5.000%	9/30/49	5,000	5,460
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	3.000%	11/15/22	2,200	2,204
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	3.500%	11/15/23	1,600	1,612
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	3.950%	11/15/24	1,250	1,269
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/37	1,000	1,093
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/42	1,230	1,339
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/47	1,225	1,330
Wisconsin Public Finance Authority Senior
Living Revenue (Mary's Woods at Marylhurst
Inc.)	5.250%	5/15/52	2,300	2,490

High-Yield Tax-Exempt Fund

Wisconsin Public Finance Authority Special
Facility Revenue (Million Air Two LLC
Obligation Group)	7.125%	6/1/41	16,000	16,233
Wisconsin Public Finance Authority Student
Housing Revenue (Western Carolina
University Project)	5.250%	7/1/47	3,250	3,445
				336,115
Total Tax-Exempt Municipal Bonds (Cost $12,541,081)				12,867,215
			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
17 Vanguard Municipal Cash Management Fund
(Cost $67,909)	1.062%		679,123	67,919
Total Investments (99.5%) (Cost $12,608,990)				12,935,134
Net Assets (100%)				13,002,988

1 5.000% coupon rate will be effective March 2019.
2 6.500% coupon rate will be effective October 2023.
3 Securities with a value of $2,083,000 have been segregated as initial margin for open futures contracts.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate value of these securities was $235,473,000, representing 1.8% of net assets.
5 6.850% coupon rate will be effective January 2024.
6 7.000% coupon rate will be effective August 2019.
7 6.150% coupon rate will be effective October 2024.
8 6.250% coupon rate will be effective October 2024.
9 6.400% coupon rate will be effective July 2023.
10 6.600% coupon rate will be effective July 2023.
11 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
12 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2018.
13 5.125% coupon rate will be effective June 2024.
14 Non-income-producing security--security in default.
15 5.450% coupon rate will be effective October 2023.
16 4.875% coupon rate will be effective July 2023.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.

High-Yield Tax-Exempt Fund

TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

High-Yield Tax-Exempt Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	1,544	326,363	(237)
5-Year U.S. Treasury Note	September 2018	834	94,346	(28)
Ultra 10-Year U.S. Treasury Note	September 2018	279	35,464	40
				(225)
Short Futures Contracts
10-Year U.S. Treasury Note	September 2018	(390)	(46,575)	12
Ultra Long U.S. Treasury Bond	September 2018	(98)	(15,377)	7
				19
				(206)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

High-Yield Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	12,867,215	—
Temporary Cash Investments	67,919	—	—
Futures Contracts—Assets[1]	72	—	—
Futures Contracts—Liabilities[1]	(24)	—	—
Total	67,967	12,867,215	—
1 Represents variation margin on the last day of the reporting period.

D. At July 31, 2018, the cost of investment securities for tax purposes was $12,612,456,000. Net unrealized appreciation of investment securities for tax purposes was $322,678,000, consisting of unrealized gains of $405,904,000 on securities that had risen in value since their purchase and $83,226,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.7%)
Alabama (1.5%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,000	1,052
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/21	1,500	1,613
Alabama Economic Settlement Authority BP
Settlement Revenue	4.000%	9/15/33	7,500	7,709
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/29	3,060	3,637
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/30	7,950	9,055
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	4.000%	6/1/37	10,030	10,537
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	3,819
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,604
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/30	6,905	7,501
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/31	7,245	7,861
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	7,000	7,590
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/19	1,820	1,867
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/21	4,895	5,316
Auburn University Alabama General Fee
Revenue	5.000%	6/1/31	3,000	3,288
Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,520	1,740
Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	1,990
Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,116
Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,382
Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,123
Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,255
Birmingham AL GO	5.000%	3/1/32	5,000	5,517
Birmingham AL Special Care Facilities
Financing Authority Revenue (Children's
Hospital of Alabama)	5.000%	6/1/29	2,195	2,474
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/25	1,000	1,156
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/26	1,755	2,052
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/27	3,945	4,660
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/33	4,000	4,610
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/35	5,000	5,703

1 Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/32	1,150	1,323
1 Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/33	1,500	1,719
1 Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/34	1,575	1,801
1 Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/35	2,155	2,454
2 Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	2.302%	12/1/23	16,500	16,500
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	35,715	37,966
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	9,075	9,465
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	75,750	80,106
Hoover AL GO	4.000%	7/1/26	1,370	1,519
Hoover AL GO	4.000%	7/1/30	2,440	2,609
Huntsville AL Electric System Revenue	5.000%	12/1/26	500	593
Huntsville AL Electric System Revenue	5.000%	12/1/26	300	356
Huntsville AL Electric System Revenue	5.000%	12/1/27	400	476
Huntsville AL Electric System Revenue	5.000%	12/1/27	275	327
Huntsville AL Electric System Revenue	5.000%	12/1/28	395	468
Huntsville AL Electric System Revenue	5.000%	12/1/28	500	592
Huntsville AL Electric System Revenue	5.000%	12/1/29	500	589
Huntsville AL Electric System Revenue	5.000%	12/1/29	1,000	1,178
Huntsville AL Electric System Revenue	5.000%	12/1/31	350	410
Huntsville AL Electric System Revenue	5.000%	12/1/32	1,000	1,168
Huntsville AL Electric System Revenue	5.000%	12/1/33	1,000	1,163
Huntsville AL Electric System Revenue	5.000%	12/1/34	1,880	2,181
Huntsville AL Electric System Revenue	5.000%	12/1/35	2,000	2,313
Huntsville AL Electric System Revenue	5.000%	12/1/36	2,025	2,335
Huntsville AL Electric System Revenue	5.000%	12/1/37	1,500	1,726
Huntsville AL Electric System Revenue	5.000%	12/1/38	1,200	1,380
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,050	2,224
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,375	2,577
Huntsville AL GO	5.000%	9/1/21 (Prere.)	2,245	2,456
Huntsville AL GO	5.000%	5/1/24	2,410	2,779
Huntsville AL GO	5.000%	5/1/25	2,535	2,967
Huntsville AL GO	5.000%	3/1/26	295	322
Huntsville AL GO	5.000%	5/1/26	2,660	3,150
Huntsville AL GO	5.000%	5/1/33	575	620
Huntsville AL GO	5.000%	5/1/34	3,515	4,110
Huntsville AL GO	5.000%	5/1/35	3,690	4,301
Huntsville AL GO	5.000%	5/1/35	3,000	3,497
Huntsville AL GO	5.000%	5/1/36	3,875	4,503
Huntsville AL GO	5.000%	5/1/36	4,330	5,032
Huntsville AL GO	5.000%	5/1/37	4,070	4,719
Huntsville AL GO	5.000%	5/1/37	3,050	3,537
Huntsville AL GO	5.000%	5/1/38	2,210	2,559
Huntsville AL Water System Revenue	5.000%	11/1/25	1,500	1,756
Huntsville AL Water System Revenue	5.000%	11/1/27	1,580	1,827
Huntsville AL Water System Revenue	5.000%	11/1/28	1,525	1,756
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,456

Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	2,982
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	3,630	3,822
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	5,450	5,738
Jefferson County AL GO	5.000%	4/1/26	3,430	3,962
Jefferson County AL Revenue	5.000%	9/15/25	3,680	4,227
Jefferson County AL Revenue	5.000%	9/15/27	5,265	6,103
Jefferson County AL Revenue	5.000%	9/15/28	2,500	2,885
Jefferson County AL Revenue	5.000%	9/15/29	5,285	6,069
Jefferson County AL Revenue	5.000%	9/15/30	7,405	8,474
Jefferson County AL Revenue	5.000%	9/15/32	3,000	3,414
Jefferson County AL Revenue	5.000%	9/15/33	6,700	7,597
Jefferson County AL Revenue	5.000%	9/15/34	3,305	3,737
Jefferson County AL Revenue	4.000%	9/15/36	5,105	5,244
Jefferson County AL Revenue	4.000%	9/15/37	5,000	5,125
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,879
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,700
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	743
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	982
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	976
Mobile County AL Board of School
Commissioners GO	3.000%	3/1/19	550	554
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/29	3,575	4,000
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/30	2,500	2,788
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/31	3,000	3,335
Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/24	115,000	122,301
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	4/1/24	250,000	265,678
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/30	1,500	1,732
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/34	1,000	1,140
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/35	1,500	1,705
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/36	2,000	2,267
University of Alabama General Revenue	5.000%	7/1/21	10,530	11,473
University of South Alabama University Facilities
Revenue	5.000%	11/1/24 (4)	1,635	1,881
University of South Alabama University Facilities
Revenue	5.000%	11/1/25 (4)	1,700	1,976
University of South Alabama University Facilities
Revenue	5.000%	11/1/27 (4)	2,035	2,367
University of South Alabama University Facilities
Revenue	5.000%	11/1/28 (4)	2,140	2,479
University of South Alabama University Facilities
Revenue	5.000%	11/1/29 (4)	1,110	1,281

University of South Alabama University Facilities
Revenue	5.000%	11/1/33 (4)	5,110	5,824
				863,532
Alaska (0.1%)
Alaska GO	4.000%	8/1/18	1,200	1,200
Alaska GO	5.000%	8/1/24	5,000	5,605
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	2,600	2,891
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	4,505	5,010
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	1,690	1,879
Alaska Housing Finance Corp. Revenue	5.000%	12/1/25	475	520
Alaska Housing Finance Corp. Revenue	5.000%	12/1/26	825	903
Alaska Housing Finance Corp. Revenue	5.000%	12/1/29	310	338
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,855	5,312
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,679
Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	5,023
Anchorage AK Wastewater Revenue	5.000%	5/1/30	1,555	1,815
Anchorage AK Wastewater Revenue	5.000%	5/1/31	2,000	2,326
Anchorage AK Water Revenue	5.000%	5/1/30	2,020	2,357
Anchorage AK Water Revenue	5.000%	5/1/31	1,500	1,744
Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,605
Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,591
Anchorage AK Water Revenue	5.000%	5/1/36	3,470	3,972
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	15,000	16,993
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/32	5,000	5,654
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	2,110	2,113
				77,530
Arizona (2.0%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22 (Prere.)	800	888
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22 (Prere.)	715	794
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/26	755	896
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/27	900	1,077
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/27	315	349
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/28	785	933
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/28	285	316
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30	710	811
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/31	725	835
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/32	750	854
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/32	875	1,005
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/33	750	852
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/33	700	801

Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/34	750	850
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/34	1,250	1,453
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/34	1,000	1,140
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/35	750	849
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/35	1,280	1,483
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/35	600	682
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/36	1,000	1,130
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/36	1,250	1,444
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/37	1,500	1,729
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/19 (Prere.)	2,545	2,618
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	3,510	4,074
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,860	2,159
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/30	2,065	2,380
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/31	1,000	1,096
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,100	1,261
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,290	1,412
Arizona COP	5.000%	10/1/19	3,335	3,468
Arizona COP	5.000%	9/1/20	1,700	1,813
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	3,480	3,717
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/22	3,100	3,375
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/23	5,000	5,437
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/27	6,500	6,955
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.790%	2/5/20	12,500	12,673
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,131
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,810	4,338
Arizona Industrial Development Authority
Revenue (Eastern Michigan University
Parking Project)	5.000%	5/1/31	685	776

Arizona Industrial Development Authority
Revenue (Eastern Michigan University
Parking Project)	5.000%	5/1/35	1,820	2,037
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	18,836
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	15,671
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	15,667
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	14,596
Arizona School Facilities Board COP	5.000%	9/1/19	2,650	2,746
Arizona School Facilities Board COP	5.000%	9/1/21	5,130	5,604
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/24	1,605	1,847
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/34	2,900	3,312
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/35	2,000	2,277
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/36	2,520	2,861
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	6,730	7,341
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	10,060	11,231
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	12,015	13,694
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	27,590	31,967
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	9,940	10,567
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	7,580	8,444
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	9,479
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	4,225	4,695
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	7,412
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	6,927
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	4,300	5,024
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	14,000	16,259
Arizona Transportation Board Highway Revenue	5.000%	7/1/33	5,000	5,787
Arizona Transportation Board Highway Revenue	5.000%	7/1/35	2,955	3,402
Arizona Transportation Board Highway Revenue	5.000%	7/1/36	8,680	9,967
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20 (ETM)	2,155	2,307
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20	1,345	1,440
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/21 (ETM)	1,450	1,592
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/21	2,085	2,289
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22 (ETM)	1,490	1,666
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	2,355	2,643
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	6,000	6,733
Chandler AZ GO	4.000%	7/1/22	3,390	3,660
Chandler AZ GO	5.000%	7/1/23	3,400	3,878
Chandler AZ GO	5.000%	7/1/24	4,250	4,935
Gilbert AZ GO	5.000%	7/1/20	14,000	14,888
Gilbert AZ GO	5.000%	7/1/21	6,655	7,263

Gilbert AZ Waterworks & Sewer System
Revenue	5.000%	7/1/27	2,555	3,031
Glendale AZ Excise Tax Revenue	5.000%	7/1/27	3,495	4,128
Glendale AZ Excise Tax Revenue	5.000%	7/1/29	2,500	2,929
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,053
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,585
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,583
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,691
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,012
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	3,954
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,045
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,267
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	14,718
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	2,938
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,990	3,250
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,140	3,483
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30	8,745	9,988
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31	6,415	7,314
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	5.000%	7/1/19	1,455	1,501
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	5.000%	7/1/20	1,695	1,801
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	4.000%	7/1/30	1,775	1,876
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	4.000%	7/1/31	1,400	1,475
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	4.000%	7/1/31	1,500	1,580
Maricopa County AZ Community College District
GO	5.000%	7/1/21	9,495	10,348
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/27	8,050	9,488
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/28	15,205	18,095
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	4.000%	1/1/32	12,020	12,661
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/32	9,045	10,396
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/34	7,455	8,503
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/19 (Prere.)	6,220	6,417

Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/20	1,355	1,417
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.250%	7/1/23 (Prere.)	690	794
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/23 (Prere.)	480	558
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/23 (Prere.)	375	436
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	9,416
Maricopa County AZ Unified School District No.
48 (Scottsdale) GO	4.000%	7/1/29	1,600	1,753
Maricopa County AZ Unified School District No.
48 (Scottsdale) GO	4.000%	7/1/30	1,425	1,544
Maricopa County AZ Unified School District No.
48 (Scottsdale) GO	4.000%	7/1/31	2,000	2,159
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	10,320
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	12,951
Mesa AZ Utility System Revenue	4.000%	7/1/32	6,700	7,130
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	9,555	10,148
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	13,330	14,157
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/27	2,480	2,925
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	3,895	4,543
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/31	12,475	14,445
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/32	1,525	1,766
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/33	4,500	5,192
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/34	2,000	2,302
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/35	2,000	2,297
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/35	24,500	28,039
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/36	4,190	4,802
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/36	19,000	21,697
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/37	3,085	3,525
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/37	20,065	22,846
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/38	4,000	4,564
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	11,000	12,267
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	6,235	6,953
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/28	2,730	3,016
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/28	6,440	7,115

Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/26	1,750	2,075
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/27	2,035	2,437
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	3,010	3,201
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	11,010	12,287
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	7,000	7,975
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/24	7,835	9,083
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/25	9,040	10,415
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	7,000	8,056
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/27	2,565	2,943
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/31	9,440	10,956
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/32	12,820	14,829
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/33	11,340	13,074
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	12,815	14,735
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/35	10,000	11,468
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/36	8,750	10,008
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/37	8,700	9,931
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/26	250	283
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/29	700	795
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/31	700	788
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/33	300	335
Pima County AZ GO	4.000%	7/1/21	6,000	6,361
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	12,000	12,552
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/22	3,000	3,334
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/23	3,530	4,003
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,045
Pima County AZ Sewer Revenue	5.000%	7/1/20	4,000	4,250
Pima County AZ Sewer Revenue	5.000%	7/1/21	4,400	4,789
Pima County AZ Sewer Revenue	5.000%	7/1/24	5,800	6,682

Pima County AZ Sewer Revenue	5.000%	7/1/25	5,010	5,853
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/22	2,010	2,260
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/23	1,000	1,149
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/25	1,000	1,165
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/26	13,570	16,024
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	5,000	5,947
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	11,565	13,933
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/29	3,060	3,622
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/30	18,410	22,010
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/31	8,565	10,201
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/32	6,600	7,818
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/34	5,030	5,846
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/34	23,970	27,419
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/35	10,000	11,432
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	14,000	16,181
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/38	5,000	5,815
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	26
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	4,045	4,433
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	4,335	4,829
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,440	9,537
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,164
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	22,005
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,790	3,241
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	316
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,352
Scottsdale AZ GO	4.000%	7/1/24	3,040	3,352
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	13,845
Tempe AZ GO	4.000%	7/1/25	5,745	6,385
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,031
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,031
Tucson AZ Water System Revenue	5.000%	7/1/23	3,500	3,982
Tucson AZ Water System Revenue	5.000%	7/1/28	1,740	2,067
Tucson AZ Water System Revenue	5.000%	7/1/29	1,750	2,070
University Medical Center Corp. Arizona
Hospital Revenue	6.250%	7/1/19 (Prere.)	1,500	1,563
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/24	1,200	1,360

Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/25	1,250	1,410
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/32	1,010	1,130
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.250%	8/1/32	1,500	1,700
				1,195,179
Arkansas (0.3%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	49,000	49,814
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	380	415
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/24	10,105	11,759
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/30	1,290	1,477
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/31	2,390	2,727
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/32	3,000	3,409
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/33	3,305	3,743
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/34	2,815	3,182
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	1,605	1,601
Springdale AR Sales and Use Revenue	5.000%	4/1/26 (15)	2,620	2,973
Springdale AR Sales and Use Revenue	5.000%	4/1/27 (15)	1,500	1,693
Springdale AR Sales and Use Revenue	5.000%	4/1/28 (15)	1,000	1,126
Springdale AR Sales and Use Revenue	4.000%	4/1/30 (15)	2,670	2,794
Springdale AR Sales and Use Revenue	4.000%	4/1/31 (15)	2,860	2,984
Springdale AR Sales and Use Revenue	5.000%	4/1/37 (15)	18,550	20,428
Springdale AR School District No. 50 GO	4.000%	6/1/26	4,505	4,799
Springdale AR School District No. 50 GO	4.000%	6/1/27	3,500	3,717
Springdale AR School District No. 50 GO	4.000%	6/1/32	4,500	4,732
Springdale AR School District No. 50 GO	4.000%	6/1/33	5,500	5,773
University of Arkansas Revenue	4.000%	11/1/18	600	604
University of Arkansas Revenue	5.000%	11/1/19	600	625
University of Arkansas Revenue	5.000%	11/1/20	855	916
University of Arkansas Revenue	5.000%	11/1/25	525	615
University of Arkansas Revenue	5.000%	11/1/26	600	710
University of Arkansas Revenue	5.000%	11/1/29	710	831
University of Arkansas Revenue	5.000%	11/1/31	800	930
University of Arkansas Revenue	5.000%	11/1/33	1,000	1,155
University of Arkansas Revenue	5.000%	11/1/34	1,000	1,152
University of Arkansas Revenue	5.000%	11/1/36	1,200	1,375
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/22	2,000	2,240
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	1,280	1,460
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	1,815	1,990
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	2,020	2,319

University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	1,075	1,178
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	2,205	2,526
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	1,695	1,858
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/28	3,210	3,665
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/29	3,355	3,824
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/30	2,555	2,910
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/27	1,000	1,136
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/28	3,000	3,404
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/29	1,970	2,232
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/30	2,000	2,263
				171,064
California (11.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,509
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,060
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	160	175
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	1,450	1,616
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26 (4)	1,875	2,227
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/27 (4)	2,325	2,780
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29 (4)	955	1,120
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/33 (4)	750	868
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/34 (4)	450	518
Alameda CA Corridor Transportation Authority
Revenue	5.000%	3/1/21	3,250	3,535
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	6,500	7,325
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/27	3,000	3,476
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/30	12,395	14,138

Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	2,195	2,426
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/27	4,015	4,530
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/29	5,000	5,617
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/30	9,000	10,090
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	5,000	5,575
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/35	5,000	5,552
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	4/1/21 (Prere.)	5,030	5,517
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	4/1/21 (Prere.)	5,300	5,813
Antelope Valley-East Kern CA Water Agency
Revenue	4.000%	6/1/20	1,010	1,056
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	7,900	8,606
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,680	5,079
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/32	12,670	13,680
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	11,840	12,737
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/34	25,295	27,092
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	39,965	42,678
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	26,415	28,023
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/38	20,000	21,155
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.540%	4/1/20	18,625	18,724
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	38,860	39,041
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.640%	4/1/21	14,500	14,666
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,375	15,466
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	7,200	7,242
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.840%	5/1/23	13,500	13,740
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	55,000	54,040
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	18,750	19,361

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	24,000	24,880
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	3,787
Beverly Hills CA Unified School District GO	0.000%	8/1/29	7,950	5,780
3 California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,000	21,238
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	12,410	13,174
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,200	6,582
3 California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	90,065	95,640
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23 (ETM)	80	93
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	55	65
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (ETM)	35	41
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	15,045	17,667
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	2,490	2,914
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	20,000	20,670
3 California Economic Recovery GO	5.250%	7/1/19 (Prere.)	31,780	32,916
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	18,220	18,872
California Educational Facilities Authority
Revenue (Loyola Marymount University)	0.000%	10/1/37 (14)	6,340	2,996
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/29	3,000	3,456
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/32	1,595	1,808
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/33	1,500	1,693
California GO	5.000%	12/1/18	85	85
California GO	6.500%	4/1/19 (Prere.)	29,515	30,544
California GO	3.000%	9/1/19	7,000	7,132
California GO	5.000%	4/1/20	18,000	18,436
California GO	5.000%	8/1/20	40	40
California GO	5.000%	10/1/20	3,000	3,223
California GO	5.000%	11/1/20	68,080	73,341
California GO	5.000%	3/1/22	26,540	29,560
California GO	5.000%	8/1/22	4,880	5,490
California GO	5.000%	8/1/22	19,000	21,374
California GO	5.000%	9/1/22	4,900	5,524
California GO	5.000%	9/1/22	5,620	6,336
California GO	5.000%	9/1/22	17,000	19,166
California GO	5.250%	10/1/22	15,000	15,657
California GO	5.000%	12/1/22	11,000	12,475
California GO	5.000%	9/1/23	9,770	11,251

California GO	5.000%	11/1/23	14,700	16,989
California GO	5.000%	12/1/23	34,000	39,356
California GO	5.000%	3/1/24	30,065	34,891
California GO	5.000%	5/1/24	35,000	40,755
California GO	5.000%	10/1/24	10,500	12,311
California GO	5.000%	10/1/24	38,000	44,555
California GO	5.000%	3/1/25	15,065	17,767
California GO	5.000%	10/1/25	20,000	22,716
California GO	5.000%	10/1/25	34,000	40,475
California GO	5.000%	11/1/25	33,000	38,554
California GO	5.000%	10/1/26	31,195	35,282
California GO	3.500%	8/1/27	21,000	22,984
California GO	5.000%	10/1/27	11,250	12,687
California GO	5.250%	10/1/27	26,440	29,258
California GO	5.000%	11/1/27	17,380	19,853
California GO	5.000%	2/1/28	12,500	14,031
California GO	5.000%	11/1/28	9,175	10,456
California GO	5.000%	11/1/28	7,770	9,379
California GO	5.000%	12/1/28	3,575	4,082
California GO	5.750%	4/1/29	2,395	2,463
California GO	5.000%	9/1/29	5,600	6,627
California GO	5.250%	9/1/29	10,460	11,991
California GO	5.000%	10/1/29	10,000	11,518
California GO	5.000%	10/1/29	27,000	28,082
California GO	5.250%	3/1/30	29,500	31,235
California GO	5.000%	5/1/30	30,000	34,215
California GO	4.000%	8/1/30	12,400	13,413
California GO	5.000%	8/1/30	15,000	17,679
California GO	5.000%	9/1/30	4,500	4,920
California GO	5.250%	9/1/30	25,480	29,143
3 California GO	5.750%	4/1/31	79,190	81,408
California GO	4.000%	8/1/31	27,000	29,106
California GO	4.000%	9/1/31	7,660	8,263
California GO	5.000%	10/1/31	24,000	27,510
California GO	5.000%	11/1/31	17,395	20,759
California GO	5.000%	2/1/32	50,640	56,450
California GO	4.000%	8/1/32	8,000	8,583
California GO	4.000%	9/1/32	5,000	5,367
California GO	5.000%	9/1/32	6,500	7,620
California GO	5.000%	10/1/32	11,000	12,589
California GO	5.000%	2/1/33	60,000	66,802
California GO	6.500%	4/1/33	24,985	25,802
California GO	4.000%	8/1/33	26,000	27,798
California GO	5.000%	8/1/33	14,000	16,335
California GO	4.000%	9/1/33	26,050	27,868
California GO	5.000%	10/1/33	6,000	6,848
California GO	4.000%	8/1/34	4,980	5,306
California GO	5.000%	9/1/34	1,640	1,911
California GO	5.000%	10/1/34	10,000	11,395
California GO	4.000%	9/1/35	9,000	9,568
California GO	4.000%	9/1/35	10,000	10,631
California GO PUT	3.000%	12/1/19	6,000	6,071
California GO PUT	4.000%	12/1/21	13,300	14,164
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	20,565
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,180	9,941

California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,501
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,477
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,197
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,475	2,784
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	39,070	47,629
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	42,940	44,518
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	5,095	5,732
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	41,525	45,609
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,028
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/21	7,110	7,153
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	26,890
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	15,580
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,379
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	1,510	1,691
California Health Facilities Financing Authority
Revenue (Stanford Health Care Obligated
Group)	5.000%	11/15/33	5,000	5,907
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/20 (Prere.)	4,500	4,863
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	10,000	10,883
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	1,750	2,082
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	2,750	3,254
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	2,025	2,385
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	2,280	2,677
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	2,250	2,628
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	4,000	4,672
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	3,400	3,953
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/37	2,000	2,303
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/38	5,635	6,464
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/32	2,445	2,921

2 California Infrastructure & Economic
Development Bank Revenue (The Colburn
School) PUT	1.940%	6/1/20	10,350	10,442
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/19 (Prere.)	1,575	1,604
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/19 (Prere.)	1,740	1,773
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/19 (Prere.)	5,050	5,151
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/29	1,000	1,166
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/32	2,190	2,525
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/35	1,755	2,002
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/20 (Prere.)	8,525	9,172
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/20 (Prere.)	3,000	3,248
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	7,420	8,237
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/27	1,325	1,553
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/19 (Prere.)	2,000	2,065
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/19 (Prere.)	5,000	5,162
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	5,633
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/23	750	863
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/24	900	1,054
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	10,000	11,030
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	7,000	7,765
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/26	5,000	5,547
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/27	3,145	3,527
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	13,000	14,317
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	8,000	8,807
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	4,250	4,748
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	10,705	11,771
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/30	3,930	4,385
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/31	5,000	5,570

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	3,350	3,718
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	9,042
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/19 (Prere.)	13,665	14,492
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	2,855
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	8,975	9,514
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/21	5,000	5,308
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	5,000	5,449
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	3,075	3,351
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	11,102
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	6,075	6,786
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	3,065	3,499
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	4,510	5,148
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	3,085	3,410
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/30	8,245	8,837
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	2,495	2,885
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	4,260	4,670
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/31	20,000	21,345
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	9,650	10,614
California State University Systemwide Revenue	5.000%	5/1/19 (Prere.)	14,775	15,187
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	5,000	5,167
California State University Systemwide Revenue	5.000%	11/1/28	3,550	4,226
California State University Systemwide Revenue	5.250%	11/1/28	7,395	8,174
California State University Systemwide Revenue	5.250%	11/1/29	7,790	8,597
California State University Systemwide Revenue	5.000%	11/1/30	24,865	28,734
California State University Systemwide Revenue	5.000%	11/1/30	3,350	3,952
California State University Systemwide Revenue	5.000%	11/1/30	8,335	9,948
California State University Systemwide Revenue	5.250%	11/1/30	7,960	8,774
California State University Systemwide Revenue	5.000%	11/1/31	21,630	24,969
California State University Systemwide Revenue	5.000%	11/1/31	4,600	5,405
California State University Systemwide Revenue	5.000%	11/1/31	5,720	6,798
California State University Systemwide Revenue	5.250%	11/1/31	4,000	4,407
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,531
California State University Systemwide Revenue	5.000%	11/1/32	2,500	2,962
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,689
California State University Systemwide Revenue	5.000%	11/1/33	20,000	23,012
California State University Systemwide Revenue	5.000%	11/1/33	8,000	9,445
California State University Systemwide Revenue	5.000%	11/1/33	1,000	1,181
California State University Systemwide Revenue	5.000%	11/1/34	24,190	27,772
California State University Systemwide Revenue	5.000%	11/1/34	10,270	12,081

California State University Systemwide Revenue	5.000%	11/1/34	1,000	1,176
California State University Systemwide Revenue	5.000%	11/1/35	4,355	4,992
California State University Systemwide Revenue	5.000%	11/1/35	12,825	15,011
California State University Systemwide Revenue	5.000%	11/1/36	11,585	13,511
California State University Systemwide Revenue
PUT	3.000%	11/1/19	6,700	6,767
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/24	3,160	3,114
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	5,925	6,486
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/29	2,000	2,177
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	5,000	5,490
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/30	3,500	3,789
California Statewide Communities Development
Authority Revenue (Viamonte Senior Living
Project)	3.000%	7/1/27	5,000	5,055
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/25	1,000	1,147
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/26	1,000	1,157
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/27	1,000	1,150
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/30	2,000	2,268
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/23 (15)	6,435	6,586
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	742
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,257
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	649
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	7,000	8,005
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	15,000	17,023
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	5,000	5,657
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	17,000	19,198
Chaffey CA Community College District GO	5.000%	6/1/24	1,120	1,305
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,434
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,288

Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/26 (4)	800	922
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/27 (4)	2,340	2,680
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29 (4)	1,300	1,476
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	1,080	1,216
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/24	1,130	1,290
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/25	1,145	1,317
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/26	1,255	1,423
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/27	1,320	1,480
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/28	1,380	1,541
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/29	1,445	1,607
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/30	1,400	1,552
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/31	1,600	1,767
Clovis CA USD GO	0.000%	8/1/25 (14)	2,485	2,087
Contra Costa CA Community College District
GO	5.000%	8/1/29	2,000	2,276
Contra Costa CA Community College District
GO	5.000%	8/1/30	3,000	3,406
Contra Costa CA Community College District
GO	5.000%	8/1/34	4,000	4,483
Corona-Norco CA Unified School District GO	4.000%	8/1/35	5,240	5,538
Corona-Norco CA Unified School District GO	4.000%	8/1/36	5,550	5,841
Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,108
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	6,890	8,289
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	10,900	13,047
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	7,320	8,685
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/26	2,575	2,931
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/27	2,000	2,273
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	2,655	2,955
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	3,000	3,403
Eastern California Municipal Water District
Water & Sewer Revenue	4.000%	7/1/34	5,730	6,019
Eastern California Municipal Water District
Water & Wastewater Revenue	4.000%	7/1/35	8,125	8,512
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,153
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	1,941
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,020	1,129
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,105
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,735

El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,318
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,195
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,456
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,630	2,721
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,355	2,436
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	2,001
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	6,131
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	6,207
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/23	775	880
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/24	1,000	1,153
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/25	750	875
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/26	1,155	1,340
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/30 (15)	1,130	1,294
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/31 (15)	1,750	1,997
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/32 (15)	1,365	1,552
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	2,539
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	1,448
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	1,684
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	2,346
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	2,070
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/28	20,090	17,635
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	2,000	1,772
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	2,000	2,325
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	40,500	45,256
Gavilan CA Joint Community College District
GO	5.000%	8/1/30	5,000	5,777
Gavilan CA Joint Community College District
GO	5.000%	8/1/31	6,000	6,916
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	181
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	3,525
Gilroy CA Unified School District GO	0.000%	8/1/32 (12)	3,400	2,086
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	7,500	8,549
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/26 (4)	5,000	4,047

Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	5,000	3,861
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/28 (2)	51,635	38,234
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	17,000	19,163
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	6,000	6,748
Golden State Tobacco Securitization Corp.
California Revenue	3.500%	6/1/36	8,000	8,044
Hacienda La Puente CA Unified School District
GO	5.000%	8/1/25 (4)	7,075	8,454
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	2,720	3,114
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	3,795	4,345
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	2,575	2,936
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	4,315	4,920
Huntington Beach CA City School District GO	4.000%	8/1/34	1,000	1,065
Huntington Beach CA City School District GO	4.000%	8/1/36	1,000	1,058
Huntington Beach CA City School District GO	4.000%	8/1/37	1,000	1,056
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	5,200	5,603
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/34	3,735	3,960
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/28	1,025	1,147
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29	1,000	1,110
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31	1,190	1,314
Kern CA Community College District GO	0.000%	11/1/26 (4)	10,210	8,144
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,854
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,984
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	1,121
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	2,274
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	3,125	3,599
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	50	54
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	255	288
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	170	192
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/28	210	255
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	5,551
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,165
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,523
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	8,525
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,042
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,779
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	1,475	1,173
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	7,210	7,473
Los Angeles CA Community College District GO	5.250%	8/1/19 (Prere.)	4,145	4,306
Los Angeles CA Community College District GO	5.000%	8/1/22	6,000	6,782
Los Angeles CA Community College District GO	5.000%	8/1/23	6,000	6,939
Los Angeles CA Community College District GO	5.000%	8/1/27	24,895	29,127
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,503
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	35,385
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	22,287

Los Angeles CA Community College District GO	4.000%	8/1/33	4,805	5,086
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	21,169
Los Angeles CA Community College District GO	5.000%	8/1/36	8,465	9,785
Los Angeles CA Community College District GO	4.000%	8/1/37	28,000	29,198
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	13,596
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,330
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	7,985	9,300
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	22,715	25,798
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	3,000	3,531
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	11,185	12,653
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,300	2,694
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	23,055	26,908
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,500	2,918
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	16,270	18,910
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	2,750	3,162
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	11,140	12,911
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	17,720	20,494
Los Angeles CA Harbor Department Revenue	5.000%	8/1/22	1,000	1,126
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	1,000	1,151
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,163
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	7,000	8,325
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	10,000	11,844
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	10,875	11,461
Los Angeles CA Unified School District GO	5.000%	7/1/20	33,000	35,190
Los Angeles CA Unified School District GO	5.000%	7/1/22	20,000	22,561
Los Angeles CA Unified School District GO	5.000%	7/1/22	49,000	55,275
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	9,147
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	23,209
Los Angeles CA Unified School District GO	5.000%	7/1/26	10,000	12,128
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	7,744
Los Angeles CA Unified School District GO	5.000%	7/1/27	10,625	13,050
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	8,540
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,400	1,618
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	6,505
Los Angeles CA Unified School District GO	3.000%	7/1/31	20,135	20,049
Los Angeles CA Unified School District GO	3.000%	7/1/32	10,895	10,736
Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	11,873
Los Angeles CA Unified School District GO	5.000%	7/1/35	27,000	31,959
Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	30,120
Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	14,716
Los Angeles CA Wastewater System Revenue	5.000%	6/1/19 (Prere.)	6,520	6,721

Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,000	5,989
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	2,000	2,396
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	5,025	5,988
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	2,500	2,968
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	3,000	3,541
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,000	2,361
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	4,000	4,701
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/27	2,750	3,312
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,010	4,828
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,625	10,319
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,145	10,883
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	19,136
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	22,485
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/32	5,005	5,982
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,210	6,103
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	17,563
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	14,775
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	19,837
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	18,773
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	23,983
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/27	1,475	1,646
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/28	2,000	2,228
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/29	2,365	2,630
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/32	3,000	3,326
Los Angeles County CA Unified School District
GO	5.000%	7/1/27	63,340	75,851
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,492
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/21	1,090	1,184
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/23	1,000	1,132
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/27	1,000	1,168
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/31 (14)	1,310	1,502
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,156
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,137
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,364
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,885

Napa Valley CA Unified School District GO	4.000%	8/1/26	2,655	2,870
Napa Valley CA Unified School District GO	4.000%	8/1/27	5,130	5,522
Napa Valley CA Unified School District GO	4.000%	8/1/28	6,000	6,432
Napa Valley Community College District GO	0.000%	8/1/29	6,065	5,960
Napa Valley Community College District GO	0.000%	8/1/32	6,000	5,798
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	4,917
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,673
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,000
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,206
Oakland CA Unified School District GO	5.000%	8/1/23 (4)	2,000	2,300
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,295	2,731
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	2,820	3,340
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	6,698
Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	7,250	7,388
Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	4,510	4,596
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	12,491
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	15,374
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	14,214
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	8,303
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	5,575
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	5,000	3,706
Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,471
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/22	1,135	1,281
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23	1,200	1,383
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24	1,260	1,478
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/25	1,315	1,565
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/31	3,220	3,684
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/24	3,550	4,179
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/25	5,580	6,663
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/28	2,190	2,590
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/28	2,190	2,587
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/29	4,830	5,688
Poway CA Unified School District GO	0.000%	8/1/29	5,000	3,553
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27 (15)	2,750	3,159
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29 (15)	2,230	2,548
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,735	1,976
Rancho Santiago CA Community College
District GO	5.000%	9/1/25	6,690	7,690
Rancho Santiago CA Community College
District GO	5.000%	9/1/26	16,145	18,499

Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	2,885	3,328
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31 (15)	3,050	3,499
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/32 (15)	3,125	3,572
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,150	1,371
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (4)	1,500	1,778
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/30 (4)	1,375	1,612
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/31	9,575	11,009
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	3,495	4,008
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/34	12,070	13,826
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,451
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	4,980	5,786
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	7,365	8,558
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/37	2,600	3,014
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/37	15,000	17,505
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/25	8,790	6,898
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/26	3,375	2,531
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/27	6,415	4,601
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/28	9,395	6,402
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/29	11,075	7,197
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,998
Roseville CA Joint Union High School District
GO	0.000%	8/1/27 (4)	2,915	2,258
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,745	4,961
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	115	127
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	235	265
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/26	200	228
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	160	184
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/21 (15)	1,810	2,003
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/23 (15)	750	865
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/24 (15)	1,515	1,774

Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/25 (14)	13,125	10,498
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	11,000	6,974
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	445	475
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	270	288
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/24	450	479
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/26	755	802
Sacramento County CA GO	5.250%	2/1/19	4,940	5,028
Sacramento County CA GO	5.500%	2/1/20	4,700	4,973
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/26	1,000	1,179
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/28	1,120	1,312
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30	2,000	2,305
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/31	1,000	1,161
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/31	3,000	3,450
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/35	1,000	1,147
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	1,960	2,212
San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	1,180	1,330
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	1,320	1,485
San Bernardino CA City Unified School District
GO	5.000%	8/1/32 (4)	1,400	1,572
San Bernardino CA Community College District
GO	0.000%	8/1/22 (4)	3,535	3,251
San Bernardino CA Community College District
GO	0.000%	8/1/23 (4)	5,000	4,462
San Bernardino CA Community College District
GO	5.000%	8/1/24	12,065	13,803
San Bernardino CA Community College District
GO	5.000%	8/1/25	13,965	15,927
San Bernardino CA Community College District
GO	5.000%	8/1/26	14,080	16,029
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	8,799
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	3,325	3,454
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	7,400	8,140
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,895	4,285
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,350	9,185
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,000	4,400
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,315	4,747
San Diego CA Community College District GO	4.000%	8/1/32	19,065	20,510
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	6,000	7,172
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	8,560	10,191

San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/31	5,160	6,102
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,790	5,646
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/33	15,835	18,601
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/34	12,645	14,784
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/35	12,100	14,099
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	9,255	10,741
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	21,465
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	11,775
San Diego CA Unified School District GO	0.000%	7/1/36	1,000	513
San Diego CA Unified School District GO	0.000%	7/1/38	5,220	2,452
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,652
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,275	6,223
San Diego County CA Water Authority Revenue	5.000%	5/1/34	10,500	12,217
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	5,000	5,847
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/24	1,065	1,251
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/26	1,430	1,693
San Francisco CA City & County COP	5.000%	4/1/28	12,425	14,450
San Francisco CA City & County COP	4.000%	4/1/30	16,775	17,826
San Francisco CA City & County COP	4.000%	4/1/33	12,465	13,107
San Francisco CA City & County COP	4.000%	4/1/35	10,000	10,443
San Francisco CA City & County COP	4.000%	4/1/36	10,000	10,404
San Francisco CA City & County GO	5.000%	6/15/27	10,000	11,420
San Francisco CA City & County GO	4.000%	6/15/28	25,000	26,935
San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,111
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,263
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	3,900	4,133
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	2,865	3,037
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	5,235	5,548
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	5,500	5,659
San Francisco CA City & County International
Airport Revenue	5.500%	5/1/26	3,370	3,475
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/33	9,030	10,489
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/33	2,545	2,956
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	14,000	15,697
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	10,105	12,160
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	15,050	16,464

San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	8,040	8,685
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	1,870	2,020
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	8,000	9,469
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	10,000	11,133
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,000	2,333
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	20,010	23,843
San Francisco CA City & County Unified School
District GO	4.000%	6/15/31	13,670	14,344
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	3,950	4,134
San Francisco CA City & County Unified School
District GO	4.000%	6/15/33	8,885	9,420
San Francisco CA County Transportation
Authority Sales Tax Revenue	4.000%	2/1/28	8,465	9,528
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/31	1,650	1,958
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/34	3,000	3,538
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/35	3,110	3,657
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/36	3,000	3,515
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	11,667
San Jose CA Airport Revenue	5.000%	3/1/27	2,275	2,609
San Jose CA Airport Revenue	5.000%	3/1/28	2,210	2,530
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/18 (Prere.)	25,385	25,385
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/20 (Prere.)	2,400	2,578
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/20 (Prere.)	1,175	1,265
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/29	1,510	1,747
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	3,445	3,978
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	2,745	3,170
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,010	3,467
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,840	4,423
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/32	3,095	3,557
San Marcos CA Unified School District GO	5.000%	8/1/36	3,330	3,852
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,309
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/28	2,520	2,902

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/29	1,675	1,924
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/29 (2)	3,535	2,423
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/30 (2)	3,535	2,306
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/32 (2)	3,535	2,085
San Ramon Valley CA Unified School District
GO	5.000%	8/1/26	3,385	3,862
San Ramon Valley CA Unified School District
GO	5.000%	8/1/27	1,080	1,231
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	2,341
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,445
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/26	700	821
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/28	1,000	1,167
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/29	1,035	1,204
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/30	1,010	1,171
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/31	1,000	1,155
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32	1,500	1,727
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/33	1,500	1,721
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/35	2,650	3,019
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/36	1,750	1,988
Santa Clara Valley CA Water District Revenue	5.000%	6/1/32	2,000	2,345
Santa Clara Valley CA Water District Revenue	5.000%	6/1/33	2,000	2,337
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	8,128
Santa Monica CA Community College District
GO	5.000%	8/1/24	4,210	4,834
Santa Monica CA Community College District
GO	5.000%	8/1/25	5,000	5,730
Santa Monica CA Community College District
GO	5.000%	8/1/26	8,650	9,896
Santa Monica CA Community College District
GO	0.000%	8/1/27	6,565	5,139
Santa Monica CA Community College District
GO	5.000%	8/1/27	5,145	5,876
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,105	5,354
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	9,150
Santa Monica CA Community College District
GO	5.000%	8/1/35	4,000	4,769
Santa Monica CA Community College District
GO	5.000%	8/1/36	4,250	5,052
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	8,512
Simi Valley CA Unified School District GO	0.000%	6/1/29 (14)	6,000	4,151

Simi Valley CA Unified School District GO	0.000%	8/1/29 (4)	5,000	3,470
Southern California Public Power Authority
Revenue	5.000%	7/1/22	10,000	10,666
Southern California Public Power Authority
Revenue	5.000%	7/1/27	10,000	10,648
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	10,634
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,656
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	5,000	5,482
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	9,000	9,422
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/27	425	496
State Center California Community College
District GO	5.000%	8/1/29	6,005	7,022
State Center California Community College
District GO	5.000%	8/1/30	3,335	3,883
State Center California Community College
District GO	5.000%	8/1/31	5,070	5,879
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,773
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/28	635	756
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/29	440	521
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/30	790	932
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/31	590	692
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/33	1,070	1,242
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/36	1,585	1,816
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	3,000	3,070
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/35	2,000	2,052
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,047
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,130	13,336
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,465	13,676
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/19 (Prere.)	9,000	9,164
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	3,935	4,134
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,160	4,370
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,335	4,554
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,250	2,364
Union CA Elementary School District GO	0.000%	9/1/27 (14)	7,295	5,688
Union CA Elementary School District GO	0.000%	9/1/28 (14)	4,625	3,456
Union CA Elementary School District GO	0.000%	9/1/28 (14)	6,275	4,690
University of California Revenue	5.250%	5/15/19 (Prere.)	4,245	4,376
3 University of California Revenue	5.500%	5/15/19 (Prere.)	14,675	15,162
University of California Revenue	5.000%	5/15/21 (Prere.)	235	256
University of California Revenue	5.000%	5/15/21 (Prere.)	5,535	6,031
University of California Revenue	5.000%	5/15/21 (Prere.)	2,145	2,337
University of California Revenue	5.000%	5/15/21 (Prere.)	1,210	1,319
University of California Revenue	5.000%	5/15/23	2,000	2,303
University of California Revenue	5.000%	5/15/23	3,000	3,447
University of California Revenue	5.000%	5/15/23	1,265	1,383
University of California Revenue	5.000%	5/15/23 (Prere.)	8,050	9,254
University of California Revenue	5.000%	5/15/26	7,380	8,055
University of California Revenue	5.000%	5/15/27	6,075	7,154
University of California Revenue	5.000%	5/15/27	2,855	3,111

University of California Revenue	5.000%	5/15/28	5,500	6,462
University of California Revenue	5.000%	5/15/28	12,500	14,669
University of California Revenue	5.000%	5/15/28	17,945	20,372
University of California Revenue	5.000%	5/15/29	19,010	22,217
University of California Revenue	5.000%	5/15/30	8,740	10,454
University of California Revenue	5.000%	5/15/30	1,620	1,759
University of California Revenue	4.000%	5/15/31	18,505	20,211
University of California Revenue	5.000%	5/15/31	3,720	4,494
University of California Revenue	5.000%	5/15/31	11,000	12,773
University of California Revenue	5.000%	5/15/32	9,000	10,812
University of California Revenue	5.000%	5/15/32	21,820	24,580
University of California Revenue	5.000%	5/15/32	4,010	4,637
University of California Revenue	4.000%	5/15/33	33,500	35,776
University of California Revenue	5.000%	5/15/33	5,750	6,875
University of California Revenue	5.000%	5/15/33	31,200	35,071
University of California Revenue	4.000%	5/15/34	28,825	30,646
University of California Revenue	4.000%	5/15/34	17,000	17,878
University of California Revenue	5.000%	5/15/34	38,420	43,150
University of California Revenue	5.000%	5/15/34	5,625	6,678
University of California Revenue	4.000%	5/15/35	5,665	5,996
University of California Revenue	5.000%	5/15/35	6,000	7,100
University of California Revenue	5.000%	5/15/36	9,000	10,625
University of California Revenue	5.000%	5/15/36	7,175	8,267
University of California Revenue	5.000%	5/15/37	6,640	7,802
University of California Revenue PUT	5.000%	5/15/23	127,175	145,816
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	5,493
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	7,027
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	6,742
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	6,886
Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	6,595
Ventura County CA Community College District
GO	5.000%	8/1/27	1,000	1,153
Ventura County CA Community College District
GO	5.000%	8/1/28	1,000	1,152
Ventura County CA Community College District
GO	5.000%	8/1/29	1,000	1,150
Ventura County CA Public Financing Authority
COP	5.625%	8/15/19 (Prere.)	1,000	1,044
Ventura County CA Public Financing Authority
COP	5.750%	8/15/19 (Prere.)	1,750	1,830
Ventura County CA Public Financing Authority
COP	5.750%	8/15/19 (Prere.)	1,750	1,830
Victor Valley CA Community College District GO	5.375%	8/1/19 (Prere.)	4,250	4,421
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/32	6,155	7,208
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/33	6,815	7,972
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/34	7,355	8,593
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,627
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	3,950
West Basin CA Municipal Water District COP	5.000%	8/1/18 (Prere.)	5,000	5,000

West Basin CA Municipal Water District COP	5.000%	8/1/18 (Prere.)	5,365	5,365
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	4,128
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	5,807
West Contra Costa CA Unified School District
GO	5.000%	8/1/27	2,405	2,778
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	5,230	3,857
West Contra Costa CA Unified School District
GO	5.000%	8/1/29	3,500	4,027
West Contra Costa CA Unified School District
GO	0.000%	8/1/30 (4)	13,450	9,114
West Contra Costa CA Unified School District
GO	0.000%	8/1/31 (14)	6,670	4,249
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (12)	5,000	3,081
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (4)	18,000	11,090
West Contra Costa CA Unified School District
GO	5.000%	8/1/32 (4)	6,270	6,974
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	1,648
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (3)	5,000	2,890
West Contra Costa CA Unified School District
GO	0.000%	8/1/34 (14)	17,000	9,368
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,109
				6,548,775
Colorado (1.4%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/32	4,050	4,714
Adams County CO COP	5.000%	12/1/30	600	690
Adams County CO COP	5.000%	12/1/33	1,000	1,140
Adams County CO COP	5.000%	12/1/34	725	824
Aurora CO COP	5.000%	12/1/19	1,050	1,097
Aurora CO COP	5.000%	12/1/20	2,000	2,089
Aurora CO COP	5.000%	12/1/21	3,505	3,659
Aurora CO COP	5.000%	12/1/22	4,730	4,938
Aurora CO COP	5.000%	12/1/23	4,465	4,660
Aurora CO COP	5.000%	12/1/24	4,215	4,399
Aurora CO COP	5.000%	12/1/25	5,475	5,714
Boulder Valley CO School District GO	5.000%	12/1/34	3,055	3,546
Boulder Valley CO School District GO	5.000%	12/1/35	8,590	9,943
Boulder Valley CO School District GO	5.000%	12/1/36	9,020	10,410
Boulder Valley CO School District GO	5.000%	12/1/37	3,915	4,508
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,685	2,887
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,820	3,032
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	2,965	3,188
Broomfield CO City & County COP	5.000%	12/1/20 (Prere.)	7,470	8,033
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/23	5,000	5,762
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/31	850	906
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/32	1,000	1,061

Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/33	1,000	1,056
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/34	1,075	1,132
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/26	915	1,040
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/27	1,025	1,172
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/28	1,405	1,596
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/29	1,605	1,815
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/30	2,960	3,330
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/35	3,015	3,341
Colorado Health Facilities Authority Retirement
Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	52,000	44,957
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	19,510	22,096
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/26	20,060	23,335
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	10,066
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	51,318
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	17,000	17,884
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	1/1/33	8,385	8,916
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/25	600	656
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/26	750	815
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/23	2,000	2,212
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/24	2,500	2,792
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/25	2,540	2,842
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/26	1,865	2,073
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,196
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	1,375	1,522
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/28	1,030	1,134

Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/30	1,405	1,535
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,206
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/29	5,070	5,387
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	8,500	8,977
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/31	5,390	5,658
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/32	5,500	5,755
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	6,375
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	13,768
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	21,938
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,701
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,683
Denver CO City & County Airport Revenue	5.000%	11/15/24	3,080	3,582
Denver CO City & County Airport Revenue	5.000%	11/15/25	3,920	4,612
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,190	16,822
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,360
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,358
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,040	3,461
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	5,685
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	16,349
Denver CO City & County Airport Revenue	5.000%	11/15/31	4,035	4,674
Denver CO City & County Airport Revenue	5.000%	11/15/32	6,020	6,945
Denver CO City & County Airport Revenue	5.000%	11/15/33	6,535	7,604
Denver CO City & County School District GO	4.000%	12/1/31	7,000	7,438
Denver CO City & County School District GO	5.000%	12/1/33	5,095	5,931
Denver CO City & County School District GO	5.000%	12/1/34	11,455	13,297
Denver CO City & County School District GO	5.000%	12/1/35	14,630	16,936
Denver CO City & County School District GO	5.000%	12/1/36	23,510	27,140
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	14,801
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21 (14)	27,500	25,684
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/22 (14)	11,315	10,274
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	15,435	13,605
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	17,011
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,510	1,611
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,500	2,671
Eagle County CO School District GO	5.000%	12/1/32	4,600	5,336
Eagle County CO School District GO	5.000%	12/1/33	7,475	8,611
Eagle County CO School District GO	5.000%	12/1/34	6,000	6,893
Eagle County CO School District GO	5.000%	12/1/35	3,335	3,821

Eagle County CO School District GO	5.000%	12/1/36	1,400	1,599
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/33	2,900	3,366
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/34	2,015	2,332
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/35	1,775	2,049
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/36	2,000	2,302
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/37	2,000	2,297
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/28	620	691
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/32	710	789
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/32	4,010	4,265
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/33	7,535	7,963
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	7,075	7,458
Jefferson County CO School District No. R-1 GO	4.000%	12/15/29	1,000	1,098
Mesa County CO School District No. 51 GO	5.000%	12/1/29	2,000	2,377
Mesa County CO School District No. 51 GO	5.000%	12/1/30	1,795	2,117
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/23	1,520	1,711
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/26	1,000	1,152
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/29	2,000	2,291
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/31	1,500	1,709
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/33	1,080	1,223
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/34	1,250	1,410
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/35	1,125	1,266
Public Authority for Colorado Energy Revenue	6.250%	11/15/28	2,000	2,485
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	2,000	2,120
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,000	1,060
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,000	1,060
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/26	2,970	3,111
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	5,597
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	6,571
Southlands CO Metropolitan District GO	3.500%	12/1/27	600	595
University of Colorado Enterprise System
Revenue	5.500%	6/1/19 (Prere.)	2,750	2,840
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,445	2,724

University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,480	2,763
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,085	2,323
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	1,250	1,392
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	1,950	2,172
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	1,850	2,061
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	2,720	3,030
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	3,155	3,515
University of Colorado Enterprise System
Revenue	5.000%	6/1/24 (Prere.)	1,500	1,735
University of Colorado Enterprise System
Revenue	5.000%	6/1/24 (Prere.)	2,000	2,313
University of Colorado Enterprise System
Revenue	5.000%	6/1/24 (Prere.)	2,250	2,602
University of Colorado Enterprise System
Revenue	5.000%	6/1/26	3,015	3,583
University of Colorado Enterprise System
Revenue	5.000%	6/1/27	2,000	2,401
University of Colorado Enterprise System
Revenue	4.000%	6/1/28	5,600	6,015
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	3,540	4,293
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	4,000	4,836
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	5,015	6,029
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	2,500	2,960
University of Colorado Enterprise System
Revenue	4.000%	6/1/33	3,700	3,925
University of Colorado Enterprise System
Revenue	4.000%	6/1/33	1,375	1,464
University of Colorado Enterprise System
Revenue	4.000%	6/1/34	10,000	10,670
University of Colorado Enterprise System
Revenue	4.000%	6/1/35	5,000	5,318
University of Colorado Enterprise System
Revenue	4.000%	6/1/36	5,000	5,292
University of Colorado Hospital Authority
Revenue	5.000%	11/15/27	6,000	6,683
University of Colorado Hospital Authority
Revenue	6.000%	11/15/29	9,850	10,366
				816,360
Connecticut (1.3%)
Connecticut GO	5.000%	3/15/20	7,770	8,161
2 Connecticut GO	2.190%	4/15/20	17,000	17,228
Connecticut GO	5.000%	11/1/20	4,970	5,286
2 Connecticut GO	1.690%	3/1/21	4,305	4,330
Connecticut GO	5.000%	11/1/21	5,000	5,423
Connecticut GO	4.000%	3/15/22	14,405	15,209
Connecticut GO	5.000%	4/15/22	6,005	6,559

Connecticut GO	5.000%	5/15/22	11,310	12,215
Connecticut GO	5.000%	6/1/22	8,010	8,768
Connecticut GO	5.000%	6/15/22	9,355	10,248
Connecticut GO	5.000%	9/15/22	6,830	7,517
Connecticut GO	5.000%	11/15/22	7,120	7,860
Connecticut GO	5.000%	11/15/22	5,000	5,520
Connecticut GO	5.000%	3/15/23	14,555	16,146
Connecticut GO	5.000%	11/1/23	10,125	10,900
Connecticut GO	5.000%	11/15/23	14,275	16,001
Connecticut GO	5.000%	11/15/23	7,715	8,648
Connecticut GO	5.000%	3/15/24	10,000	11,214
Connecticut GO	5.000%	6/1/24	10,000	10,831
Connecticut GO	5.000%	9/1/24	20,000	22,551
Connecticut GO	5.000%	10/15/24	10,805	11,768
Connecticut GO	5.000%	11/15/24	10,025	11,331
Connecticut GO	5.000%	11/15/24	6,440	7,279
Connecticut GO	5.000%	3/1/25	19,440	21,249
Connecticut GO	5.000%	9/1/25	19,395	21,604
Connecticut GO	5.000%	9/1/26	13,170	14,593
Connecticut GO	5.000%	11/1/26	9,650	10,289
Connecticut GO	5.000%	3/15/27	9,800	10,888
Connecticut GO	5.000%	3/1/30	8,900	9,703
Connecticut GO	5.000%	4/15/32	4,000	4,242
Connecticut GO	5.000%	8/15/32	20,000	21,565
4 Connecticut GO TOB VRDO	0.980%	8/7/18 LOC	24,750	24,750
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,145	4,419
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/24	5,475	6,153
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/25	5,190	5,903
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,157
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/26	1,000	1,127
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/27	1,150	1,301
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/28	1,125	1,277
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/29	1,500	1,694
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/30	2,390	2,688
Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/20 (Prere.)	8,550	9,089
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.200%	2/1/19	14,920	14,900
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	33,360	37,162
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/23	32,275	36,360
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	8,000	7,664
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/28	24,300	29,225
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/22	5,000	5,492

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/24	10,880	10,972
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	19,455	21,330
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	12,515	12,621
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/26	8,225	8,989
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/27	15,030	16,394
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/28	11,000	12,714
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/31	15,015	17,040
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/31	10,025	11,015
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/32	6,000	6,575
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/33	15,000	16,855
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/34	3,745	4,082
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/35	1,900	2,086
Harbor Point CT Infrastructure Improvement
District Revenue (Harbor Point Project)	5.000%	4/1/30	11,595	12,658
Hartford County CT Metropolitan District GO	5.000%	7/15/26	1,000	1,164
Hartford County CT Metropolitan District GO	5.000%	7/15/27	1,595	1,870
Hartford County CT Metropolitan District GO	5.000%	7/15/29	1,845	2,167
Hartford County CT Metropolitan District GO	5.000%	7/15/30	1,350	1,575
Hartford County CT Metropolitan District GO	5.000%	7/15/31	1,365	1,588
Hartford County CT Metropolitan District GO	5.000%	7/15/32	1,755	2,032
Hartford County CT Metropolitan District GO	5.000%	7/15/35	1,750	2,007
University of Connecticut GO	5.000%	2/15/27	8,000	8,943
				735,164
Delaware (0.1%)
Delaware GO	5.000%	2/1/24	3,000	3,456
Delaware GO	5.000%	2/1/25	2,000	2,340
Delaware GO	5.000%	1/1/26	2,000	2,368
Delaware GO	5.000%	2/1/26	3,000	3,555
Delaware GO	5.000%	1/1/27	6,000	7,187
Delaware GO	5.000%	3/1/27	3,000	3,602
Delaware GO	5.000%	1/1/28	7,000	8,492
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/19 (Prere.)	10,000	10,317
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/21	8,300	9,041
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/22	6,000	6,684
University of Delaware Revenue	5.000%	11/1/22	1,000	1,041
				58,083
District of Columbia (0.4%)
District of Columbia GO	5.000%	6/1/21	5,000	5,441
District of Columbia GO	5.000%	6/1/28	2,015	2,393
District of Columbia GO	5.000%	6/1/29	1,040	1,230
District of Columbia GO	5.000%	6/1/31	5,500	6,411

District of Columbia GO	5.000%	6/1/32	8,270	9,613
District of Columbia GO	4.000%	6/1/33	7,000	7,411
District of Columbia GO	5.000%	6/1/33	19,325	22,386
District of Columbia GO	5.000%	6/1/34	10,000	11,552
District of Columbia GO	5.000%	6/1/34	5,020	5,832
District of Columbia GO	5.000%	6/1/35	4,380	5,046
District of Columbia GO	5.000%	6/1/36	10,250	11,838
District of Columbia GO	5.000%	6/1/36	10,645	12,294
District of Columbia GO	5.000%	6/1/37	3,345	3,849
District of Columbia GO	5.000%	6/1/38	10,920	12,548
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/24	2,150	2,463
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/25	2,325	2,695
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,500	3,940
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,777
District of Columbia Revenue (Methodist Home
of the District of Columbia)	4.500%	1/1/25	1,470	1,447
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/25	4,170	4,787
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/26	3,985	4,610
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/28	2,150	2,461
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	9,595	10,622
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	5,115	5,662
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,529
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,529
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	51,700	22,579
Washington Convention & Sports Authority
Revenue	5.000%	10/1/25	2,000	2,326
Washington Convention & Sports Authority
Revenue	5.000%	10/1/26	6,500	7,625
Washington Convention & Sports Authority
Revenue	5.000%	10/1/27	6,000	7,103
Washington Convention & Sports Authority
Revenue	5.000%	10/1/28	5,020	5,929
Washington Convention & Sports Authority
Revenue	5.000%	10/1/29	5,000	5,888
				224,816
Florida (5.3%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/25	1,000	1,129
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/26	1,250	1,402
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/27	1,325	1,479

Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/34	22,010	24,118
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,545
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,666
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	1,110	1,242
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	2,400	2,727
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,267
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,768
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,564
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	6,884
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	2,946
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	6,946
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	6,478
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	4,846
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,647
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	4,968
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,624
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	9,891
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	7,389
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,128
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,220
Broward County FL Airport System Revenue	5.000%	10/1/26	2,745	3,041
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,397
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,518
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,282
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	8,721
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,180
Broward County FL GO	5.000%	1/1/20	9,185	9,626
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,712
Broward County FL School Board COP	5.000%	7/1/26	15,220	17,853
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/18 (Prere.)	2,000	2,012
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/27	1,000	1,185
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/29	1,100	1,290
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/35	1,500	1,556
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/36	1,400	1,448
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/37	4,000	4,111

Capital Trust Agency Florida Retirement Facility
Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/27	2,915	3,105
Capital Trust Agency Florida Retirement Facility
Revenue (Sarasota-Manatee Jewish Housing
Council Inc.)	5.000%	7/1/32	2,040	2,128
Central Florida Expressway Authority BAN	1.625%	1/1/19	25,000	25,004
Central Florida Expressway Authority Revenue	5.000%	7/1/27	5,430	6,357
Central Florida Expressway Authority Revenue	5.000%	7/1/28	4,125	4,806
Central Florida Expressway Authority Revenue	4.000%	7/1/32	6,500	6,884
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	10,007
Central Florida Expressway Authority Revenue	5.000%	7/1/33	4,830	5,535
Central Florida Expressway Authority Revenue	5.000%	7/1/34	7,020	8,024
Central Florida Expressway Authority Revenue	5.000%	7/1/37	2,000	2,292
Central Florida Expressway Authority Revenue	5.000%	7/1/38	3,855	4,412
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	19,000	19,798
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/22	30,835	33,811
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/25	20,645	23,898
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	19,688
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	21,100	22,330
Duval County FL School Board COP	5.000%	7/1/27	4,025	4,616
Duval County FL School Board COP	5.000%	7/1/33	14,415	16,260
Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,634
Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,666
Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	3,990
Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,185	2,477
Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,248
Florida Board of Education Lottery Revenue	5.000%	7/1/19	2,910	3,002
Florida Board of Education Lottery Revenue	5.000%	7/1/26	25,950	30,827
Florida Board of Education Lottery Revenue	5.000%	7/1/26	3,335	3,962
Florida Board of Education Lottery Revenue	4.000%	7/1/27	2,750	2,913
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	2,905	2,990
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19 (Prere.)	2,125	2,208
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	5,585	5,799
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	10,000	10,605
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	9,020	9,566
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	35,250	38,379
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	7,945	8,650
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	4,000	4,355
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	8,200	8,928

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	8,700	9,702
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,040	3,390
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	10,000	11,152
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	7,050	7,862
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	10,440	11,901
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	8,279
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	20,515	23,678
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/27	12,000	12,721
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/28	13,030	13,778
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/29	16,000	16,835
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/29	2,700	2,936
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/31	5,000	5,406
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/32	16,000	17,124
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/33	5,570	5,944
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/35	15,580	16,519
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/36	17,715	18,658
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	4,025	4,272
Florida Department of Transportation GO	5.000%	7/1/19	7,895	8,152
Florida Department of Transportation GO	5.000%	7/1/21	4,120	4,496
Florida Department of Transportation GO	5.000%	7/1/22	22,060	24,681
Florida Department of Transportation GO	5.000%	7/1/26	5,540	6,586
Florida Department of Transportation GO	5.000%	7/1/27	4,500	5,414
Florida Department of Transportation GO	4.000%	7/1/34	4,030	4,295
Florida Department of Transportation GO	4.000%	7/1/35	8,350	8,848
Florida Department of Transportation GO	4.000%	7/1/36	7,000	7,393
Florida GO	4.000%	6/1/27	15,000	16,060
Florida Higher Educational Facilities Financing
Authority Revenue (Jacksonville University)	4.500%	6/1/33	2,800	2,899
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/33	1,800	2,004
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/34	1,500	1,665
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,261
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,520
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,938

Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/36	3,795	4,126
Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.000%	4/1/32	1,000	1,083
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23	2,060	2,315
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24	1,750	1,990
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25	1,250	1,435
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,750	3,040
Florida Municipal Power Agency Revenue	5.000%	10/1/18 (Prere.)	10,625	10,690
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	10,423
Florida Municipal Power Agency Revenue	5.750%	10/1/19 (Prere.)	3,000	3,146
Florida Municipal Power Agency Revenue	5.000%	10/1/21	5,000	5,462
Florida Municipal Power Agency Revenue	5.000%	10/1/23	1,750	1,992
Florida Municipal Power Agency Revenue	5.000%	10/1/24	1,065	1,230
Florida Municipal Power Agency Revenue	5.000%	10/1/25	1,730	2,026
Florida Municipal Power Agency Revenue	5.000%	10/1/26	1,060	1,232
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,370	1,583
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,930	1,942
Florida Municipal Power Agency Revenue	4.000%	10/1/28	3,500	3,817
Florida Municipal Power Agency Revenue	5.000%	10/1/28	1,370	1,577
Florida Municipal Power Agency Revenue	5.000%	10/1/29	3,475	3,983
Florida Municipal Power Agency Revenue	5.000%	10/1/29	5,025	5,839
Florida Municipal Power Agency Revenue	5.000%	10/1/30	10,020	11,603
Florida Municipal Power Agency Revenue	5.000%	10/1/31	8,500	9,782
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,256
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,544
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,173
Florida Turnpike Authority Revenue	5.000%	7/1/25	9,275	10,880
Florida Turnpike Authority Revenue	4.000%	7/1/33	9,030	9,493
Florida Turnpike Authority Revenue	4.000%	7/1/34	12,355	12,924
Florida Turnpike Authority Revenue	4.000%	7/1/34	7,000	7,339
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	1,254	1,274
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/37	4,645	4,883
Fort Lauderdale FL Water & Sewer Revenue	4.000%	9/1/37	4,770	5,015
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/38	4,840	5,065
Gainesville FL Utilities System Revenue	5.000%	10/1/25	3,540	4,153
Gainesville FL Utilities System Revenue	5.000%	10/1/26	3,510	4,163
Gainesville FL Utilities System Revenue	5.000%	10/1/27	3,010	3,606
Gainesville FL Utilities System Revenue	5.000%	10/1/28	5,000	5,964
Gainesville FL Utilities System Revenue	5.000%	10/1/29	7,050	8,371
Gainesville FL Utilities System Revenue	5.000%	10/1/30	4,000	4,732
Gainesville FL Utilities System Revenue	5.000%	10/1/34	5,000	5,835
Gainesville FL Utilities System Revenue	5.000%	10/1/35	5,000	5,818
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/25	1,690	1,805
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/23	1,320	1,479
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/24	1,110	1,260
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/25	1,365	1,564
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/27	1,445	1,643
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/28	2,090	2,366

Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/29	2,045	2,306
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/30	2,000	2,248
Hernando County FL School District COP	5.000%	7/1/31 (4)	5,925	6,736
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18 (ETM)	5	5
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,995	3,025
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,020
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19 (Prere.)	20	21
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/19 (Prere.)	5	5
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/19 (Prere.)	16	17
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	6,980	7,273
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,245
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,320
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	1,995	2,087
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	7,984	8,389
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/19	14,680	15,303
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/26	28,000	33,209
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	12,300	13,586
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/31	26,515	28,927
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	3,070	3,320
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	790	810
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/22 (Prere.)	5,030	5,603

Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/22 (Prere.)	13,590	15,139
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	2,465	2,920
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	8,545	9,448
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	5,040	5,935
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	410	452
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	15,070	16,608
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	17,247
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,343
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/20 (Prere.)	2,500	2,639
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/20 (Prere.)	3,900	4,117
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/20 (Prere.)	2,075	2,190
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/21 (Prere.)	3,805	4,120
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	285	319
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	755	844
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	1,705	1,907
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	2,665	2,981
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	635	710
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	465	518
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/24 (Prere.)	1,020	1,177
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/24	4,360	4,850
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/25	1,305	1,446
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/26	15,000	17,668
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	2,785	3,080
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	10,000	11,892
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,355	2,535
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	5,990	7,080
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	980	1,117
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/30	5,015	5,892
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/31	7,000	8,157

Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/32	7,000	8,108
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/33	9,000	10,386
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/35	2,000	2,092
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/36	2,500	2,607
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/37	4,000	4,155
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/19 (ETM)	15,265	15,868
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20 (ETM)	22,255	23,804
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/26	1,235	1,452
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/27	21,000	25,218
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/28	3,145	3,729
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	5,580	6,576
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/30	3,000	3,152
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/30	1,925	2,260
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/33	11,205	11,893
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/29	2,255	2,631
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/31	1,785	2,061
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/33	1,615	1,851
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/29	3,890	4,390
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/30	3,000	3,370
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/31	3,790	4,248
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/32	4,510	5,037
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/33	4,730	5,266
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/34	4,970	5,521
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/35	5,220	5,790
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/36	5,475	6,055
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/37	5,755	6,350
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/38	2,940	3,208
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/18 (Prere.)	13,280	13,353
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,685	5,719
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,415	5,447

Jacksonville FL Special Revenue	5.000%	10/1/19 (Prere.)	4,800	4,992
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	16,493
Jacksonville FL Special Revenue	5.000%	10/1/25	4,550	5,058
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	8,847
Jacksonville FL Special Revenue	5.000%	10/1/28	6,385	7,291
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	8,826
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,572
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	1,933
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,517
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	1,995
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,676
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	1,951
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,334
Lake County FL School Board COP	5.000%	6/1/31 (4)	5,000	5,581
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	500	534
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/25	2,000	2,304
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/27	5,000	5,756
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/33	3,755	4,144
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/35	3,135	3,445
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	1,952
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,124
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,454
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,776
Lee County FL School Board COP	5.000%	8/1/23	1,130	1,280
Lee County FL School Board COP	5.000%	8/1/24	2,310	2,646
Lee County FL School Board COP	5.000%	8/1/27	5,000	5,704
Lee County FL School Board COP	5.000%	8/1/28	4,080	4,640
Lee County FL School Board COP	5.000%	8/1/34	3,500	3,955
Lee County FL School Board COP	5.000%	8/1/35	4,270	4,812
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/26 (4)	1,000	1,143
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/28 (4)	3,055	3,474
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/30 (4)	3,300	3,732
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/32 (4)	1,820	2,050
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/33 (4)	1,000	1,123
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/34 (4)	1,000	1,121
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/35 (4)	1,000	1,118
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,540
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,403
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,481
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,509
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,727
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,791
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,737
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,264

Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	2,850	3,028
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	3,702
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,308
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,670	2,906
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,355	1,445
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,084
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/34	4,000	4,493
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/35	5,200	5,844
Miami Beach FL Resort Tax Revenue	5.000%	9/1/26	1,050	1,213
Miami Beach FL Resort Tax Revenue	5.000%	9/1/28	1,300	1,495
Miami Beach FL Resort Tax Revenue	5.000%	9/1/29	1,000	1,147
Miami Beach FL Resort Tax Revenue	5.000%	9/1/30	1,555	1,779
Miami Beach FL Resort Tax Revenue	5.000%	9/1/35	1,500	1,691
Miami Beach FL Stormwater Revenue	5.000%	9/1/26	1,500	1,756
Miami Beach FL Stormwater Revenue	5.000%	9/1/28	1,550	1,819
Miami Beach FL Stormwater Revenue	5.000%	9/1/29	3,920	4,576
Miami Beach FL Stormwater Revenue	4.000%	9/1/30	3,165	3,343
Miami Beach FL Stormwater Revenue	4.000%	9/1/31	2,500	2,628
Miami Beach FL Stormwater Revenue	4.000%	9/1/32	2,230	2,332
Miami Beach FL Stormwater Revenue	4.000%	9/1/33	2,400	2,496
Miami Beach FL Stormwater Revenue	4.000%	9/1/34	2,555	2,650
Miami Beach FL Stormwater Revenue	4.000%	9/1/35	2,760	2,853
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/26	950	1,117
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/28	700	828
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/29	1,000	1,173
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/30	1,200	1,396
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	7,000	8,018
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/31	10,000	11,426
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/32	11,500	13,116
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/33	10,000	11,370
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34	11,000	11,613
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35	10,000	10,517
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	23,005	24,102
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	11,510	12,022
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38	18,605	19,373
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38	13,500	14,057
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/18 (Prere.)	1,800	1,811
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	555	594
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,555
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	2,800
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	2,885	3,318
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	5,000	5,233

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	6,500	6,918
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29 (12)	4,010	4,162
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	6,645	7,061
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	5,500	5,842
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	6,535	7,588
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	2,055	2,324
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	4,765	5,518
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	4,005	4,606
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/35	2,450	2,808
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/27	3,610	4,249
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/29	5,100	5,950
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/35	15,390	17,497
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/35	8,210	9,334
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	14,000	15,875
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	8,620	9,774
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/23	4,040	4,578
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	4,295	4,940
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/25	4,020	4,595
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26	3,420	3,897
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	2,270	2,580
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/31	2,000	2,251
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/32	2,550	2,864
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/33	5,000	5,601
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/35	1,020	1,146
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/37	1,000	1,118
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30	2,450	2,547
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,265
Miami-Dade County FL School Board COP	5.000%	11/1/26	8,020	9,188
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	11,419

Miami-Dade County FL School Board COP	5.000%	11/1/28	10,035	11,421
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,351
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,623
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	2,958
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	2,000	2,227
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/25	3,000	3,329
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/26	11,340	12,539
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/27	2,510	2,767
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/28	8,840	9,727
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/29	5,000	3,354
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	10,035	11,021
Miami-Dade County FL Special Obligation
Revenue	4.000%	4/1/30	12,555	13,364
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	4,000	4,395
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	12,160	13,360
Miami-Dade County FL Special Obligation
Revenue	4.000%	4/1/31	11,270	11,917
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	2,155	1,311
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	13,500	14,815
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/32	2,890	1,672
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	11,550	12,661
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/27	4,000	4,400
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/28	2,060	2,260
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/30	10,965	11,684
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/30	8,000	8,804
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/31	10,000	10,606
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31	6,265	6,882
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/32	1,680	1,844
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	22,067
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	14,020	15,686
North Brevard County FL Hospital District
Revenue	5.000%	1/1/28	5,200	5,816
North Brevard County FL Hospital District
Revenue	5.000%	1/1/29	4,795	5,319
North Brevard County FL Hospital District
Revenue	5.000%	1/1/30	5,000	5,525

North Brevard County FL Hospital District
Revenue	5.000%	1/1/31	5,000	5,504
North Brevard County FL Hospital District
Revenue	5.000%	1/1/32	4,525	4,955
North Brevard County FL Hospital District
Revenue	5.000%	1/1/33	9,480	10,342
North Brevard County FL Hospital District
Revenue	5.000%	1/1/34	3,955	4,301
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/18 (Prere.)	3,560	3,584
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/18 (Prere.)	1,440	1,450
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	8,335
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	4.000%	10/1/28	1,890	2,010
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/29	3,055	3,480
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,701
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/33	5,050	5,656
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/35	6,415	7,141
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/36	5,000	5,555
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/31	2,400	2,642
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/36	4,750	5,182
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	7,000	7,000
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	8,400	8,400
Orange County FL Tourist Development
Revenue	5.000%	10/1/26	6,715	7,958
Orange County FL Tourist Development
Revenue	5.000%	10/1/27	2,150	2,566
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	5,000	5,301
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	3,500	3,714
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	7,780	8,255
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/31	13,030	14,515
Orlando FL Capital Improvement Revenue	5.000%	10/1/21	1,000	1,096
Orlando FL Capital Improvement Revenue	5.000%	10/1/24	1,145	1,325
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,200	1,424
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,265	1,501
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/26 (4)	2,285	2,660
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/27 (4)	1,325	1,554
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28 (4)	2,010	2,345
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/29 (4)	2,020	2,335
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/31 (4)	5,425	6,229
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/33 (4)	2,095	2,380
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/34 (4)	4,000	4,531

Orlando FL Tourist Development Tax Revenue	5.000%	11/1/35 (4)	3,125	3,529
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/37 (4)	2,020	2,269
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,245	3,670
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	4,000	4,573
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/29	1,505	1,764
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	832
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	1,174
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	1,352
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,733
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	2,520
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/22	910	1,003
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/23	1,250	1,391
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/24	1,000	1,124
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	6,000	6,895
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/37	7,810	8,882
Palm Beach County FL School Board COP	5.000%	8/1/23	15,020	17,038
Palm Beach County FL School Board COP	5.000%	8/1/25	15,000	17,425
Palm Beach County FL School Board COP	5.000%	8/1/26	2,000	2,345
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	6,705
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,544
Palm Beach County FL School Board COP	5.000%	8/1/29	3,595	4,114
Palm Beach County FL School Board COP	5.000%	8/1/31	10,660	12,126
Palm Beach County FL School Board COP	5.000%	8/1/32	3,445	3,907
Palm Beach County FL School Board COP	5.000%	8/1/32	12,010	13,621
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	15,000	15,104
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/26	2,275	2,642
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/27	4,000	4,634
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,598
Pinellas County FL Health Facilities Authority
Revenue (BayCare Health System) VRDO	1.500%	8/1/18 LOC	53,520	53,520
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	3,790	3,801
Port St. Lucie FL Utility Revenue	5.000%	9/1/27	920	1,068
Port St. Lucie FL Utility Revenue	5.000%	9/1/28	2,920	3,375
Port St. Lucie FL Utility Revenue	5.000%	9/1/29	2,035	2,342
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	390	391
Port St. Lucie FL Utility Revenue	4.000%	9/1/30	2,200	2,331
Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,228
Port St. Lucie FL Utility Revenue	4.000%	9/1/31	2,500	2,641

Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,336
Reedy Creek FL Improvement District GO	4.000%	6/1/31	3,000	3,188
Reedy Creek FL Improvement District GO	4.000%	6/1/32	3,100	3,282
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	10,906
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,346
Reedy Creek FL Improvement District GO	4.000%	6/1/34	10,000	10,479
Reedy Creek FL Improvement District GO	4.000%	6/1/35	4,685	4,905
Reedy Creek FL Improvement District GO	5.000%	6/1/37	5,000	5,696
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/23	2,505	2,852
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/23	1,035	1,183
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/24	1,550	1,797
Sarasota County FL Public Hospital District
Revenue VRDO	0.960%	8/7/18 LOC	5,645	5,645
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,028
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,380	5,719
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,050	5,368
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/20	2,000	2,106
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/21	1,750	1,892
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/22	1,750	1,938
South Broward FL Hospital District Revenue	4.000%	5/1/33	3,860	4,003
South Florida Water Management District COP	5.000%	10/1/26	9,250	10,818
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/26	4,345	5,090
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/27	5,010	5,915
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/28	3,500	4,090
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/29	4,000	4,646
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	4.000%	8/15/33	9,025	9,336
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/20 (Prere.)	1,500	1,617
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,782
Sumter County FL Industrial Development
AuthorityHospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/24	500	562
Sumter County FL Industrial Development
AuthorityHospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/28	500	550
Sumter County FL Industrial Development
AuthorityHospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/29	500	547

Sumter County FL Industrial Development
AuthorityHospital Revenue (Central Florida
Health Alliance Project)	5.125%	7/1/34	1,135	1,228
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	6,506
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	5,043
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/27	4,250	4,760
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/28	4,450	4,971
Tallahassee FL Energy System Revenue	5.000%	10/1/29	3,000	3,433
Tallahassee FL Energy System Revenue	5.000%	10/1/30	2,000	2,279
Tallahassee FL Energy System Revenue	5.000%	10/1/31	2,080	2,365
Tallahassee FL Energy System Revenue	5.000%	10/1/34	5,000	5,706
Tallahassee FL Energy System Revenue	5.000%	10/1/35	6,455	7,246
Tallahassee FL Energy System Revenue	5.000%	10/1/36	3,350	3,754
Tallahassee FL Energy System Revenue	5.000%	10/1/37	3,000	3,359
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/24	955	1,074
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/25	1,650	1,868
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/27	1,100	1,231
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/28	1,450	1,618
Tallahassee FL Utility System Revenue	5.000%	10/1/25	1,270	1,470
Tallahassee FL Utility System Revenue	5.000%	10/1/26	1,210	1,402
Tallahassee FL Utility System Revenue	5.000%	10/1/27	1,020	1,177
Tallahassee FL Utility System Revenue	5.000%	10/1/28	1,000	1,151
Tallahassee FL Utility System Revenue	5.000%	10/1/31	1,250	1,428
Tallahassee FL Utility System Revenue	5.000%	10/1/32	1,335	1,523
Tallahassee FL Utility System Revenue	5.000%	10/1/33	2,000	2,275
Tallahassee FL Utility System Revenue	5.000%	10/1/35	2,100	2,376
Tallahassee FL Utility System Revenue	5.000%	10/1/36	2,100	2,370
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	13,041
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,603
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,327
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,553
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,975
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,963
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,505	4,141
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/19	3,580	3,738

Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/21	18,420	19,418
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/22	13,395	14,172
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	14,686	16,043
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,081
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,186
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,093
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,110
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,632
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,085
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/26	1,400	1,585
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/30	1,650	1,849
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/32	1,880	2,093
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/33	2,340	2,598
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/34	2,505	2,775
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/35	1,680	1,857
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/32	605	640
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/33	625	658
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/34	650	682
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/35	680	709
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/36	705	731
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/37	5,000	5,165
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	2,300	2,574
University of South Florida Financing Corp. COP	5.000%	7/1/30	6,085	6,864
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/27	1,125	1,281
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/27	1,000	1,169
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/28	1,000	1,136
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/28	1,500	1,745
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29	1,110	1,255
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/30	1,835	2,073

Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,130
Volusia County FL School Board COP	5.000%	8/1/24	500	573
Volusia County FL School Board COP	5.000%	8/1/25	1,675	1,917
Volusia County FL School Board COP	5.000%	8/1/27	1,835	2,095
Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,877
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,659
Volusia County FL School Board COP	5.000%	8/1/30	3,895	4,397
Volusia County FL School Board COP	5.000%	8/1/31	2,375	2,677
Winter Park FL Water & Sewer Revenue	5.000%	12/1/19 (Prere.)	1,975	2,063
				3,099,026
Georgia (3.0%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/27	2,325	2,690
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/28	2,500	2,886
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	2,000	2,104
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,185
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	10,458
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/24	1,695	1,937
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	3,000	3,400
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/30	5,000	5,664
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/31	5,015	5,679
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/32	5,515	6,224
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33	2,000	2,254
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/34	2,010	2,264
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,092
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,405
Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,143
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,441
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,754
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,522
Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	2,856
Atlanta GA Development Authority Revenue	5.000%	7/1/25	2,530	2,936
Atlanta GA Development Authority Revenue	5.000%	7/1/27	1,000	1,150
Atlanta GA Development Authority Revenue	5.000%	7/1/28	1,355	1,555
Atlanta GA Development Authority Revenue	5.000%	7/1/30	1,280	1,460
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,167
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,440
3 Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	1,000	1,055
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/20	1,360	1,460
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	10,884
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	3,070	3,518
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24	3,075	3,577
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	2,500	2,913
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	7,969
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	19,001
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,610	7,107

Atlanta GA Water & Wastewater Revenue	4.000%	11/1/34	2,265	2,396
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34	6,200	7,238
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/35	2,250	2,371
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	4,000	4,656
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	2,750	2,889
2 Atlanta GA Water & Wastewater Revenue PUT	2.887%	11/1/18	21,685	21,701
Augusta GA Water & Sewerage Revenue	5.000%	10/1/26	9,030	10,622
Augusta GA Water & Sewerage Revenue	5.000%	10/1/27	9,480	11,248
Augusta GA Water & Sewerage Revenue	5.000%	10/1/28	9,960	11,764
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/29	1,100	1,275
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/30	1,350	1,555
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/32	1,795	2,044
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/33	2,000	2,266
Cherokee County GA Board of Education GO	5.000%	8/1/29	650	766
Cherokee County GA Board of Education GO	5.000%	8/1/30	750	880
Cherokee County GA Board of Education GO	5.000%	8/1/31	1,550	1,813
Cherokee County GA Board of Education GO	5.000%	8/1/33	1,750	2,034
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/20	750	795
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/30	3,285	3,755
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/31	3,225	3,669
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/20 (Prere.)	7,500	7,965
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/20 (Prere.)	1,100	1,182
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/25	400	458
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/26	700	808
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/27	900	1,046
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/28	1,000	1,150
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/29	1,640	1,876
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/30	1,230	1,402
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/32	2,250	2,545
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/33	2,405	2,711
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/34	3,335	3,743
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/35	2,500	2,796
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/36	4,300	4,792

Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/37	4,500	5,000
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/29	1,250	1,462
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/30	1,000	1,166
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	4.000%	7/1/32	1,000	1,052
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/34	1,000	1,147
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/36	1,125	1,281
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/22	1,675	1,851
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/23	1,975	2,181
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/24	1,000	1,101
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/27	6,880	7,525
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,463
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,556
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,654
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,441
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,384
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	11,715
Forsyth County GA GO	5.000%	3/1/20	2,145	2,259
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/19 (Prere.)	6,110	6,310
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/20	760	806
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/30	3,010	3,440
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/32	2,640	2,990
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/25	400	458
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/26	540	624
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/27	500	581
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/28	560	644

Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/29	500	572
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/30	870	992
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/31	900	1,022
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/35	4,700	5,256
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/37	2,820	3,134
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/25	1,000	1,056
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/26	1,000	1,056
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/31	7,000	7,718
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,078
Georgia GO	4.000%	11/1/19	2,500	2,577
Georgia GO	5.000%	2/1/20	34,000	35,724
Georgia GO	5.000%	7/1/20	18,460	19,631
Georgia GO	5.000%	7/1/20	3,000	3,190
Georgia GO	5.000%	7/1/20	10,000	10,634
Georgia GO	5.000%	11/1/20	9,240	9,911
Georgia GO	5.000%	10/1/21	8,010	8,792
Georgia GO	5.000%	1/1/22	14,000	15,447
Georgia GO	5.000%	1/1/22	9,415	10,388
Georgia GO	5.000%	2/1/22	6,590	7,285
Georgia GO	5.000%	2/1/22	13,425	14,841
Georgia GO	5.000%	7/1/22	22,000	24,552
Georgia GO	4.000%	10/1/22	13,220	14,310
Georgia GO	5.000%	12/1/22	46,000	51,819
Georgia GO	5.000%	1/1/23	6,000	6,770
Georgia GO	5.000%	2/1/23	5,025	5,680
Georgia GO	5.000%	2/1/23	18,395	20,791
Georgia GO	5.000%	7/1/23	20,160	22,530
Georgia GO	5.000%	7/1/24	29,915	34,715
Georgia GO	5.000%	7/1/24	22,865	26,534
Georgia GO	5.000%	12/1/24	10,010	11,690
Georgia GO	5.000%	2/1/25	3,000	3,444
Georgia GO	5.000%	2/1/27	10,000	11,437
Georgia GO	5.000%	12/1/27	5,175	6,181
Georgia GO	5.000%	7/1/28	34,000	41,556
Georgia GO	5.000%	7/1/32	38,000	45,703
Georgia GO	4.000%	7/1/34	14,500	15,606
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	12,120	13,213
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	4,440	4,946

Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/25	1,300	1,447
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,659
Georgia Road & Tollway Authority Revenue	5.000%	6/1/26	425	499
Georgia Road & Tollway Authority Revenue	5.000%	6/1/27	550	653
Georgia Road & Tollway Authority Revenue	5.000%	6/1/28	700	826
Georgia Road & Tollway Authority Revenue	5.000%	6/1/29	565	664
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/30	4,365	4,869
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/34	7,315	8,058
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/26	500	578
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/30	500	570
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/32	1,000	1,131
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/34	1,250	1,403
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/36	2,300	2,563
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/37	2,100	2,334
Gwinnett County GA School District GO	5.000%	2/1/21	10,000	10,806
Gwinnett County GA School District GO	5.000%	8/1/21	23,000	25,174
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,997
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,025
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/25	450	516
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/26	630	727
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/28	835	960
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	1,430	1,478
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	1,250	1,292
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/19	30	31
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	25,141
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	39,720

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	6,765	7,250
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	10,720	11,680
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	127,300	135,604
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/1/23	200,185	213,349
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	5,781
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/30	5,000	5,826
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	9,000	10,452
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/33	14,000	14,896
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/33	29,440	33,963
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/34	16,465	17,414
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/35	17,095	17,972
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	31,365	35,992
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/36	22,080	25,270
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	3,580	3,629
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	13,580	13,617
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,228
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,025	15,682
Municipal Electric Authority Georgia Revenue	4.000%	1/1/21	7,740	8,088
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,810	3,002
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,615	15,543
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	12,377
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	4,740	5,372
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	4,605	5,262
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28 (15)	28,000	32,045
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	32,860	37,211
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	16,290	18,447
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,050	1,163
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	2,115	2,321
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34	2,000	2,190
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	5,500	6,010
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,615	8,136
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/21	775	851
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/23	510	584
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,464
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.500%	1/1/19 (Prere.)	17,500	17,789
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,516

Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,502
				1,774,832
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	1/1/26	1,145	1,214
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	4,655	5,037
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/23	1,175	1,265
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/23	6,280	7,008
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/24	9,240	10,409
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/25	7,210	8,165
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/26	3,000	3,368
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/30	2,950	3,246
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/26	750	854
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/27	600	686
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/29	1,750	1,981
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/30	1,000	1,128
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/32	2,230	2,498
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/36	300	329
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,474
Guam Power Authority Revenue	5.000%	10/1/26	1,225	1,376
Guam Power Authority Revenue	5.000%	10/1/27	1,230	1,389
Guam Power Authority Revenue	5.000%	10/1/28	1,245	1,352
Guam Power Authority Revenue	5.000%	10/1/28	2,585	2,902
Guam Power Authority Revenue	5.000%	10/1/29	5,425	6,058
Guam Power Authority Revenue	5.000%	10/1/30	5,695	6,336
Guam Power Authority Revenue	5.000%	10/1/32	2,680	2,957
Guam Power Authority Revenue	5.000%	10/1/34	1,825	1,999
Guam Power Authority Revenue	5.000%	10/1/35	2,690	2,935
Guam Power Authority Revenue	5.000%	10/1/36	3,525	3,838
Guam Power Authority Revenue	5.000%	10/1/37	3,000	3,259
				84,063
Hawaii (1.1%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	14,883
Hawaii County HI GO	5.000%	9/1/28	1,000	1,166
Hawaii County HI GO	5.000%	9/1/29	2,065	2,398
Hawaii County HI GO	5.000%	9/1/30	1,000	1,154
Hawaii GO	5.000%	10/1/20	9,910	10,613
Hawaii GO	5.000%	10/1/20	5,500	5,890
Hawaii GO	5.000%	12/1/20	4,480	4,821
Hawaii GO	5.000%	10/1/21	7,715	8,476
Hawaii GO	5.000%	10/1/21	3,055	3,356
Hawaii GO	5.000%	11/1/22	11,200	12,600
Hawaii GO	5.000%	12/1/22	10,125	11,130

Hawaii GO	5.000%	8/1/24	14,970	17,359
Hawaii GO	5.000%	8/1/24	8,970	10,401
Hawaii GO	5.000%	10/1/24	10,000	11,624
Hawaii GO	5.000%	11/1/24	22,305	24,977
Hawaii GO	5.000%	4/1/25	19,785	23,134
Hawaii GO	5.000%	8/1/25	2,500	2,881
Hawaii GO	5.000%	8/1/25	4,105	4,730
Hawaii GO	5.000%	10/1/25	12,000	14,137
Hawaii GO	4.000%	4/1/26	26,025	28,923
Hawaii GO	5.000%	1/1/28	18,275	21,933
Hawaii GO	5.000%	5/1/28	14,855	17,653
Hawaii GO	5.000%	10/1/28	7,810	9,206
Hawaii GO	5.000%	10/1/28	9,000	10,608
Hawaii GO	5.000%	1/1/29	5,330	6,362
Hawaii GO	4.000%	4/1/29	10,000	10,772
Hawaii GO	5.000%	8/1/29	8,500	9,702
Hawaii GO	5.000%	10/1/29	7,000	8,217
Hawaii GO	4.000%	4/1/30	21,685	23,282
Hawaii GO	4.000%	5/1/30	13,765	14,839
Hawaii GO	4.000%	10/1/30	11,500	12,335
Hawaii GO	4.000%	4/1/31	21,410	22,911
Hawaii GO	4.000%	5/1/31	13,960	14,993
Hawaii GO	4.000%	5/1/32	12,160	12,964
Hawaii GO	4.000%	10/1/32	5,285	5,653
Hawaii GO	5.000%	1/1/33	10,750	12,617
Hawaii GO	5.000%	8/1/33	2,865	3,246
Hawaii GO	4.000%	1/1/34	8,725	9,237
Hawaii GO	5.000%	1/1/34	8,695	10,174
Hawaii GO	5.000%	1/1/36	22,345	26,046
Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,473
Hawaii Pacific Health Revenue	5.625%	7/1/20 (Prere.)	2,345	2,520
Honolulu HI City & County GO	5.000%	10/1/19	2,055	2,137
Honolulu HI City & County GO	5.000%	10/1/19	3,365	3,500
Honolulu HI City & County GO	5.000%	10/1/20	5,015	5,371
Honolulu HI City & County GO	5.000%	10/1/20	3,675	3,936
Honolulu HI City & County GO	5.000%	8/1/21 (Prere.)	5,000	5,466
Honolulu HI City & County GO	5.000%	10/1/22	4,000	4,489
Honolulu HI City & County GO	5.000%	10/1/22	1,000	1,122
Honolulu HI City & County GO	5.000%	10/1/22	4,220	4,736
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	3,500	3,936
Honolulu HI City & County GO	5.000%	11/1/22	3,015	3,391
Honolulu HI City & County GO	5.000%	8/1/24	4,535	4,936
Honolulu HI City & County GO	5.000%	10/1/26	7,500	8,787
Honolulu HI City & County GO	5.000%	10/1/26	5,100	5,975
Honolulu HI City & County GO	5.000%	10/1/27	4,020	4,701
Honolulu HI City & County GO	5.000%	10/1/28	8,415	9,799
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,658
Honolulu HI City & County GO	5.000%	10/1/29	2,250	2,610
Honolulu HI City & County GO	4.000%	10/1/31	6,220	6,649
Honolulu HI City & County GO	5.000%	10/1/31	12,690	14,651
Honolulu HI City & County GO	4.000%	10/1/32	6,705	7,147
Honolulu HI City & County GO	5.000%	9/1/34	8,035	9,359
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/26	3,000	3,494
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/27	1,115	1,314

Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/28	6,175	6,690
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	10,000	10,762
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	8,220	9,472
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/34	6,765	7,704
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/35	6,835	7,769
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/36	3,000	3,481
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/37	6,000	6,946
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/38	7,230	7,577
				664,961
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	755	773
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	285	292
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	1,245	1,274
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	715	732
4 Idaho Health Facilities Authority Revenue
(Kootenai Health Project)	4.375%	7/1/34	4,425	4,540
1 Idaho Health Facilities Authority Revenue (St.
Lukes Health System Project)	5.000%	3/1/28	4,000	4,632
1 Idaho Health Facilities Authority Revenue (St.
Lukes Health System Project)	5.000%	3/1/29	4,810	5,563
1 Idaho Health Facilities Authority Revenue (St.
Lukes Health System Project)	5.000%	3/1/30	4,525	5,187
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	12,050	12,238
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/24	1,520	1,756
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/25	2,750	3,177
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/30	3,250	3,561
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,146
Idaho Housing & Finance Association RAN	5.000%	7/15/25	2,020	2,339
Idaho Housing & Finance Association RAN	5.000%	7/15/26	1,010	1,178
Idaho Housing & Finance Association RAN	5.000%	7/15/27	5,145	6,058
				58,446
Illinois (6.0%)
Berwyn IL GO	5.000%	12/1/25 (4)	1,425	1,429
Champaign County IL Community Unit School
District No. 4 GO	5.000%	1/1/31	1,320	1,491
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,486
Chicago IL Board of Education GO	5.000%	12/1/18 (Prere.)	1,015	1,027
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	5,427
Chicago IL Board of Education GO	5.000%	12/1/19	3,585	3,665
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	5,255	5,380
Chicago IL Board of Education GO	5.000%	12/1/21	20,000	20,807
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,445
Chicago IL Board of Education GO	5.000%	12/1/22	18,500	18,569
Chicago IL Board of Education GO	5.000%	12/1/22	2,775	2,904

Chicago IL Board of Education GO	5.000%	12/1/22	12,000	12,560
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	10,644
Chicago IL Board of Education GO	5.000%	12/1/23	15,000	15,764
Chicago IL Board of Education GO	5.000%	12/1/24	20,000	21,039
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	1,862
Chicago IL Board of Education GO	5.250%	12/1/25	8,135	8,163
Chicago IL Board of Education GO	0.000%	12/1/26 (14)	5,000	3,514
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	3,500	3,922
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	3,360	3,398
Chicago IL Board of Education GO	7.000%	12/1/26	19,500	23,048
Chicago IL Board of Education GO	5.000%	12/1/27 (4)	2,750	3,094
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	4,320	2,731
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	10,270	6,492
Chicago IL Board of Education GO	5.000%	12/1/28 (4)	3,000	3,393
Chicago IL Board of Education GO	5.000%	12/1/29 (4)	2,500	2,813
Chicago IL Board of Education GO	5.000%	12/1/33	20,500	20,850
Chicago IL Board of Education GO	5.250%	12/1/35	12,095	12,589
Chicago IL GO	5.000%	1/1/26	1,660	1,775
Chicago IL GO	5.000%	1/1/26	11,835	12,666
Chicago IL GO	5.000%	1/1/27 (14)	4,400	4,412
Chicago IL GO	5.000%	1/1/28 (14)	4,400	4,412
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	35,000	37,755
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,500	2,780
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,400	3,861
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,140	6,783
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	10,992
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	10,977
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,725	7,371
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,409
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,262
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/24	1,110	1,175
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/27	3,500	3,695
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	3,000	3,154
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	2,000	2,096
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	13,495	14,662
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	10,000	10,865
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	3,000	3,277
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	1,250	1,388
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	7,410	8,073
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	5,500	6,356
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/25	1,500	1,686
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	4,025	4,374
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	760	884
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	1,000	1,164
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,121
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	32,400	37,948
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,560	3,860
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	1,185	1,388
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/27	2,435	2,722
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	3,000	3,247
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	10,775	12,117
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	1,130	1,314
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	2,010	2,338
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/28	5,000	5,904
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,000	3,247
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,522

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	2,000	2,273
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	10,300	11,557
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	900	1,037
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,825	2,103
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	5,700	6,440
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	3,220	3,471
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,500	1,718
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,000	3,496
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	13,065	14,707
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,900	3,127
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	22,500	25,135
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	720	821
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,030	2,315
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/31	3,595	4,175
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	4,750	5,327
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	3,500	3,925
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	10,000	11,146
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	4,750	5,310
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	20,040	22,276
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	10,010	11,298
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,106
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	18,750	20,896
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	10,010	11,259
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	11,930	13,262
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	12,250	13,618
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	10,500	11,794
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	8,750	9,703
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	10,885	12,040
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	1,040	1,150
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	5,000	5,593
Chicago IL Park District GO	5.000%	1/1/21	2,000	2,119
Chicago IL Park District GO	5.000%	1/1/25	625	703
Chicago IL Park District GO	5.000%	1/1/25	4,425	4,731
Chicago IL Park District GO	5.000%	1/1/26	515	585
Chicago IL Park District GO	5.000%	1/1/27	1,000	1,138
Chicago IL Park District GO	5.000%	1/1/28	1,000	1,129
Chicago IL Park District GO	5.000%	1/1/29	785	879
Chicago IL Park District GO	5.000%	1/1/30	1,000	1,114
Chicago IL Park District GO	5.000%	1/1/31	1,000	1,105
Chicago IL Park District GO	5.000%	1/1/31	2,000	2,211
Chicago IL Park District GO	5.000%	1/1/32	2,625	2,849
Chicago IL Park District GO	5.000%	1/1/33	1,000	1,083
Chicago IL Park District GO	5.000%	1/1/33	1,095	1,185
Chicago IL Park District GO	5.000%	1/1/33	2,000	2,193
Chicago IL Park District GO	5.000%	1/1/34	1,500	1,619
Chicago IL Park District GO	5.000%	1/1/34	2,000	2,185
Chicago IL Park District GO	5.000%	1/1/35	1,075	1,157
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,068
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,413
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,897
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	12/1/18 (Prere.)	3,185	3,223
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/26	2,075	2,352
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/26	1,035	1,177

Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	32,447
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	13,621
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	31,419
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	10,315
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	10,000	10,770
4 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	1.140%	8/7/18	15,380	15,380
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,435	2,700
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	3,100	3,516
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/27	2,545	2,863
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,675	1,835
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	3,330	3,725
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	9,030	10,100
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,582
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,177
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	2,022
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,525	2,713
Chicago IL Water Revenue	5.000%	11/1/23	1,750	1,919
Chicago IL Water Revenue	5.000%	11/1/24	1,585	1,731
Chicago IL Water Revenue	5.000%	11/1/25	2,590	2,820
Chicago IL Water Revenue	5.000%	11/1/26	2,125	2,308
Chicago IL Water Revenue	5.000%	11/1/28	5,550	6,003
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,868
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,228
Chicago IL Water Revenue	5.000%	11/1/32	3,075	3,304
Chicago IL Waterworks Revenue	5.000%	11/1/18 (Prere.)	10,710	10,807
Chicago IL Waterworks Revenue	5.000%	11/1/19 (4)	6,855	6,909
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,405	1,555
Chicago IL Waterworks Revenue	5.000%	11/1/27	10,395	11,846
Chicago IL Waterworks Revenue	5.000%	11/1/29	1,030	1,133
Chicago IL Waterworks Revenue	5.000%	11/1/29	7,050	7,950
Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,190
Chicago IL Waterworks Revenue	5.000%	11/1/33	2,040	2,225
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,141
Cook County IL Community College District GO	5.250%	12/1/26	2,065	2,207
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,130
Cook County IL Community College District GO	5.250%	12/1/28	2,020	2,143
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,520	1,637
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,072
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,376
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,654
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,485
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,772
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,607
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,379
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,282
Cook County IL GO	5.000%	11/15/18	8,000	8,075
Cook County IL GO	5.000%	11/15/20	7,500	7,793
Cook County IL GO	5.000%	11/15/21	5,410	5,611
Cook County IL GO	5.250%	11/15/25	4,700	5,080
Cook County IL GO	5.000%	11/15/26 (4)	2,000	2,280
Cook County IL GO	5.250%	11/15/28	35,500	38,153

Cook County IL GO	5.000%	11/15/34	1,180	1,311
Cook County IL GO	5.000%	11/15/35	1,025	1,135
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/24	1,750	1,971
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/25	1,820	2,047
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/26	4,575	5,123
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/27	2,000	2,235
Grundy & Will Counties IL Community Unit
School District No. 1 (Coal City) GO	5.875%	8/1/18 (Prere.)	1,625	1,625
Grundy & Will Counties IL Community Unit
School District No. 1 (Coal City) GO	5.875%	8/1/18 (Prere.)	1,910	1,910
Grundy & Will Counties IL Community Unit
School District No. 1 (Coal City) GO	5.875%	8/1/18 (Prere.)	2,150	2,150
Grundy & Will Counties IL Community Unit
School District No. 1 (Coal City) GO	5.875%	8/1/18 (Prere.)	4,580	4,580
Grundy & Will Counties IL Community Unit
School District No. 1 (Coal City) GO	5.875%	2/1/23	690	690
Grundy & Will Counties IL Community Unit
School District No. 1 (Coal City) GO	5.875%	2/1/25	810	810
Grundy & Will Counties IL Community Unit
School District No. 1 (Coal City) GO	5.875%	2/1/26	910	910
Grundy & Will Counties IL Community Unit
School District No. 1 (Coal City) GO	5.875%	8/1/28	1,940	1,940
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19 (Prere.)	6,535	6,685
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19 (Prere.)	2,000	2,046
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19	1,500	1,534
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19 (Prere.)	4,715	4,823
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19 (Prere.)	5,285	5,407
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/23	1,000	1,132
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/24	1,210	1,390
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/28	3,885	4,372
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/29	5,010	5,620
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	6,595	6,905
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/30	3,020	3,286
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	10,914
4 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	1.060%	8/7/18 (12)	2,300	2,300
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/27	15,000	15,954
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/28	1,290	1,401

Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/32	7,575	7,980
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/34	5,000	5,348
Illinois Finance Authority Revenue (Central
DuPage Health)	5.000%	11/1/19 (Prere.)	17,920	18,674
Illinois Finance Authority Revenue (Central
DuPage Health)	5.125%	11/1/19 (Prere.)	15,000	15,644
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.500%	8/15/18 (Prere.)	21,760	21,791
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/26	1,000	1,087
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/31	2,560	2,721
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/31	6,000	6,930
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/34	6,000	6,848
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/35	5,000	5,683
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/28	2,085	2,398
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/29	2,030	2,325
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/30	1,010	1,153
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/33	2,000	2,260
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/35	5,000	5,417
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/36	6,430	6,947
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/37	6,500	7,008
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/23	1,000	1,054
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/27	3,070	3,172
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.750%	5/15/33	8,765	9,071
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/37	2,000	2,148
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/36	1,000	1,076
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/25	8,750	9,564
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/26	3,655	3,982
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/27	1,495	1,625
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/28	1,570	1,702
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/29	1,650	1,784
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/30	1,730	1,867

Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/31	1,815	1,956
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/32	1,905	2,050
Illinois Finance Authority Revenue (Memorial
Health System)	5.250%	4/1/29	12,670	12,973
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/23	1,225	1,365
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28	7,900	8,174
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/31	6,525	6,608
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/32	10,000	10,080
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/33	3,955	4,347
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/34	3,500	3,837
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/19 (Prere.)	9,000	9,392
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/33	5,050	5,548
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/35	5,500	6,010
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/36	2,500	2,725
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/27	3,170	3,746
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/28	3,225	3,817
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/29	2,250	2,648
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/30	1,250	1,463
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	4.000%	7/15/36	2,300	2,382
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	4.000%	7/15/37	2,500	2,584
4 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.970%	8/7/18	12,990	12,990
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	10,426
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,040	2,246
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	3,750	4,108
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/23	1,050	1,178
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.500%	5/15/24	5,070	5,421
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/24	1,850	2,096
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/25	2,025	2,311
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/26	1,020	1,172

Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/28	1,250	1,399
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/29	2,000	2,224
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/30	2,300	2,595
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/31	2,190	2,259
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	24,070	25,275
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/24	5,065	5,780
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/25	8,000	9,246
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/26	8,000	9,342
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/27	10,000	11,735
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28	13,750	16,044
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/32	10,000	11,480
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	4.000%	2/15/33	1,800	1,877
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/30	2,540	2,574
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/31	2,065	2,085
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/32	2,000	2,011
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.375%	5/1/19 (Prere.)	7,000	7,251
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/25	2,870	3,294
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/26	4,000	4,561
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/27	4,030	4,566
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/28	4,000	4,514
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/30	4,000	4,480
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/25	1,015	1,142
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.500%	8/15/30	8,000	8,017
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	2,700	2,930
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/20 (Prere.)	7,000	7,393
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/29	1,865	2,115
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/30	1,550	1,749
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	4.000%	3/1/35	600	604

Illinois Finance Authority Revenue (Three
Crowns Park Obligated Group)	5.250%	2/15/37	1,180	1,246
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	12,000
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,384
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20 (Prere.)	3,355	3,569
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	6,645	7,052
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/24	1,145	1,309
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/26	1,700	1,983
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,191
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,010	2,247
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	4,000	4,369
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	5,265	6,008
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/24	5,195	5,669
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/25	2,990	3,260
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/26	3,500	3,812
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	4,400	4,784
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	15,000	17,213
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	4,250	4,617
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	12,250	14,019
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	5,250	5,698
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	15,000	17,102
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	5,300	5,749
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	15,000	17,093
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	1,050	1,138
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	28,975	32,946
Illinois Finance Authority Student Housing &
Academic Facilities Revenue (University of
Illinois atChicago Project)	5.000%	2/15/37	1,000	1,090
Illinois GO	5.000%	11/1/19	8,200	8,464
Illinois GO	5.000%	1/1/20 (4)	8,635	8,957
Illinois GO	5.000%	8/1/20	2,000	2,075
Illinois GO	5.000%	11/1/20	65,375	68,106
Illinois GO	5.000%	1/1/21 (4)	21,470	22,226
Illinois GO	5.250%	1/1/21	7,525	7,891

Illinois GO	5.000%	5/1/21	4,785	5,011
Illinois GO	5.000%	8/1/21	25,000	26,269
Illinois GO	5.000%	11/1/21	90,000	94,869
Illinois GO	5.000%	1/1/22	3,180	3,254
Illinois GO	5.000%	2/1/22	7,740	8,156
Illinois GO	5.000%	2/1/22	5,230	5,511
Illinois GO	5.000%	7/1/22	7,050	7,460
Illinois GO	5.000%	8/1/22	10,000	10,590
Illinois GO	5.000%	8/1/22 (4)	11,720	12,675
Illinois GO	5.000%	11/1/22	54,800	58,193
Illinois GO	5.000%	11/1/22	10,000	10,619
Illinois GO	5.000%	2/1/23	7,000	7,442
Illinois GO	5.000%	2/1/23	8,500	9,037
Illinois GO	5.000%	7/1/23	6,120	6,528
Illinois GO	5.000%	8/1/23	17,050	18,197
Illinois GO	5.000%	11/1/23	27,055	28,930
Illinois GO	5.000%	11/1/23	13,200	14,115
Illinois GO	4.000%	1/1/24	4,860	4,905
Illinois GO	5.000%	2/1/24	6,270	6,708
Illinois GO	4.000%	5/1/24	10,000	10,128
Illinois GO	5.500%	7/1/24	19,000	20,666
Illinois GO	5.000%	8/1/24	25,335	26,693
Illinois GO	5.000%	11/1/24	38,000	40,796
Illinois GO	5.000%	2/1/25	3,775	4,029
Illinois GO	5.000%	2/1/25	3,250	3,492
Illinois GO	5.000%	1/1/26	2,115	2,276
Illinois GO	5.000%	2/1/26	11,175	11,857
Illinois GO	5.000%	2/1/26	20,000	21,526
Illinois GO	5.000%	4/1/26 (4)	16,175	17,499
Illinois GO	5.500%	7/1/26	7,000	7,538
Illinois GO	5.000%	11/1/26	40,750	43,973
Illinois GO	5.000%	12/1/26	8,390	9,059
Illinois GO	5.000%	2/1/27	28,500	30,770
Illinois GO	5.000%	4/1/27	3,840	4,073
Illinois GO	5.500%	7/1/27	8,000	8,604
Illinois GO	5.000%	12/1/27	10,560	11,435
Illinois GO	5.000%	2/1/28	10,305	11,049
Illinois GO	5.000%	4/1/28 (4)	4,515	4,858
Illinois GO	5.250%	7/1/28	2,710	2,876
Illinois GO	5.250%	2/1/29	8,750	9,325
Illinois GO	5.000%	3/1/29	23,000	23,837
Illinois GO	5.250%	2/1/30	13,000	13,821
Illinois GO	5.000%	11/1/30	5,000	5,301
Illinois GO	5.000%	1/1/31	11,000	11,351
Illinois GO	5.000%	3/1/31	7,985	8,249
Illinois GO	5.250%	7/1/31	6,000	6,323
Illinois GO	5.000%	9/1/31	6,500	6,504
Illinois GO	5.000%	11/1/32	9,200	9,715
Illinois GO	4.000%	6/1/33	20,880	19,976
Illinois GO	5.500%	7/1/33 (4)	3,300	3,602
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/29	1,155	1,309
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	5,774
Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,025	5,902

Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	13,611
Illinois Sales Tax Revenue	5.000%	6/15/19	6,045	6,203
Illinois Sales Tax Revenue	5.000%	6/15/20	3,910	4,018
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	10,183
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	16,075
Illinois Sports Facility Authority Revenue	0.000%	6/15/25 (2)	9,500	7,227
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	4,502
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,800	14,334
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,390
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,391
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,607
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	3,888
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,152
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,576
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	8,845
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	6,890
Illinois Toll Highway Authority Revenue	5.000%	12/1/31	12,055	13,681
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	9,919
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	7,055	7,962
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,778
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	9,907
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	12,441
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,860	4,278
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	13,056
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	2,000	2,244
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,060	2,309
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,500	2,854
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	2,500	2,846
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,000	2,271
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	4,500	5,103
Kane McHenry Cook & DeKalb County IL Unit
School District GO	5.000%	1/1/21	1,760	1,882
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/19 (14)	5,000	4,959
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20 (14)	5,000	4,861
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22 (14)	5,690	5,256
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	3,885
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,440
McHenry County IL Conservation District GO	5.000%	2/1/22	3,050	3,354
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	5,381
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,070	17,406
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	18,804
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,800	22,499
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,735	7,989
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	9,420	6,688

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	40,000	24,770
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	115	71
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	72,685	40,726
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	41,400	21,330
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/19 (ETM)	6,425	6,335
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/19 (14)	32,015	31,283
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/23 (ETM)	755	666
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/23 (14)	31,770	26,245
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/26	4,250	4,641
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/28	2,270	2,523
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/28	29,840	31,346
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	44,255	25,371
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/31	675	742
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	25,135	13,670
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/32	600	657
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/33	450	491
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/34	520	566
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/37	1,800	1,002
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/24	1,300	1,480
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/25	3,000	3,441
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/26	2,300	2,655

Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/27	2,080	2,381
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/28	2,600	2,958
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/31	1,770	1,826
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/32	2,215	2,278
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/21 (Prere.)	38,000	41,829
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	10,000	11,145
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/26	22,500	25,771
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/27	10,580	12,031
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/28	3,475	3,923
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/25	3,850	4,435
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/26	3,500	4,066
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/27	3,615	4,230
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/28	8,750	10,319
Southwestern Illinois Development Authority
Revenue (Local Government Program)	0.000%	2/1/26 (12)	2,525	1,942
Southwestern Illinois Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	10,531
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,744
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,172
Springfield IL Water Revenue	5.000%	3/1/31	2,785	3,022
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,291
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	3,608
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	6,309
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/29	2,075	2,275
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/30	2,000	2,189
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,239
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/31	2,420	2,647
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/33	2,000	2,183
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/34	2,000	2,181
University of Illinois COP	4.000%	8/15/19	10,000	10,228
University of Illinois COP	4.000%	10/1/19	5,115	5,245

Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/26 (4)	240	256
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/28 (4)	1,050	1,106
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/29 (4)	2,750	2,874
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/23	1,715	1,888
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/24	7,950	8,740
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/25	3,405	3,743
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/28	9,900	9,878
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/29	5,920	3,413
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/30	5,680	3,083
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	5,500	5,425
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	8,959
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/24	7,980	6,728
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/25	4,065	3,280
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/26	3,645	2,806
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/27	2,000	1,470
				3,493,774
Indiana (1.3%)
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/32	8,105	9,281
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/33	9,110	10,397
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/34	9,630	10,962
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	1/15/36	13,470	15,251
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,792
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/21	245	268
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18 (Prere.)	3,570	3,602
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,043
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/18 (Prere.)	8,615	8,697
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/18 (Prere.)	14,425	14,562

Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/18 (Prere.)	13,895	14,027
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/18 (Prere.)	10,855	10,958
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,409
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/22	1,295	1,429
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/24	2,500	2,802
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/25	2,500	2,786
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/26	2,500	2,772
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/27	2,500	2,758
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/18	1,125	1,138
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/24	1,420	1,646
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,179
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,138
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	2,946
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,124
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	3,000	3,366
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/34	18,515	20,737
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/35	19,220	21,489
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/26	1,340	1,578
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/29	1,380	1,658
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/22 (Prere.)	65	72
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/29	2,945	3,214
Indiana Finance Authority Revenue	5.000%	2/1/21	3,430	3,703
Indiana Finance Authority Revenue	5.000%	2/1/23	11,035	12,472
Indiana Finance Authority Revenue	5.000%	2/1/26	5,665	6,598
Indiana Finance Authority Revenue	5.000%	2/1/27	4,140	4,906
Indiana Finance Authority Revenue	5.000%	8/1/27	1,705	2,016
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/21	1,225	1,313
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22	1,000	1,093

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/24	2,000	2,182
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	1,000	1,088
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/29	1,895	2,165
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/30	3,250	3,522
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/30	1,260	1,434
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/31	1,665	1,888
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/36	2,000	2,229
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/26	6,475	7,580
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/26	5,720	6,696
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/27	6,785	7,993
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/27	6,280	7,399
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/28	6,650	7,775
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/28	6,970	8,149
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/29	7,400	8,613
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/29	4,000	4,656
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/30	19,250	22,321
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/31	22,000	25,433
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/32	19,705	22,711
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	4.000%	11/1/35	16,850	17,322
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	4.000%	11/1/36	11,140	11,417
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	4.000%	11/1/37	6,220	6,360
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/27	3,040	3,561
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/29	5,000	5,829
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	6,000	6,982
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/31	10,130	11,760

Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	9,150	10,221
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/20 (Prere.)	6,295	6,754
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	2,795	3,054
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/24	1,000	1,147
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,141
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,480
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,603
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,527
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,061
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,667
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	10,020	10,952
Indiana Health Facility Financing Authority
Revenue (Parkview Health System Obligated
Group)	2.836%	5/1/31 (2)	2,925	2,840
Indiana Municipal Power Agency Revenue	5.625%	1/1/19 (Prere.)	4,640	4,722
Indiana Municipal Power Agency Revenue	5.750%	1/1/19 (Prere.)	2,000	2,036
Indiana Municipal Power Agency Revenue	5.000%	1/1/30	3,530	4,150
Indiana Municipal Power Agency Revenue	5.000%	1/1/31	5,265	6,161
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	6,295	7,298
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	7,245	8,308
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	4,020	4,647
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	19,000	21,731
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	1,305	1,504
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	20,000	22,844
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	12,500	14,240
Indiana Municipal Power Agency Revenue	5.000%	1/1/37	2,410	2,762
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,601
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,093
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,560	1,706
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	4,920
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,093
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,124
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	3,928
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,431
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,277
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	3,767
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	16,704
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/18 (Prere.)	1,985	1,985
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/18 (Prere.)	2,085	2,085
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/18 (Prere.)	1,895	1,895
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/18 (Prere.)	1,425	1,425

Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/19	3,000	3,049
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,545	1,620
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,050	5,137
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	8,996
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	7,328
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	7,000	7,329
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	4,285	4,487
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	3,535	3,701
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,409
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	4,737
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/19 (Prere.)	1,955	1,989
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/29	8,045	8,176
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	7,000	7,113
Ivy IN Tech Community College Revenue	5.000%	7/1/34	1,600	1,862
Ivy IN Tech Community College Revenue	5.000%	7/1/35	1,075	1,247
Ivy IN Tech Community College Revenue	5.000%	7/1/36	1,625	1,878
Ivy IN Tech Community College Revenue	5.000%	7/1/37	2,175	2,505
Ivy IN Tech Community College Revenue	5.000%	7/1/38	2,235	2,568
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/25	4,330	4,828
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/26	4,855	5,402
Purdue University Indiana University COP	5.000%	7/1/36	1,655	1,887
Purdue University Indiana University Student
Facilities System Revenue	4.000%	7/1/20	170	178
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/32	1,850	2,140
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/33	2,505	2,884
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/34	1,590	1,825
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/36	1,255	1,431
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project)	2.750%	6/1/25	13,000	12,944
Wayne Township School Building Corp. Marion
County Indiana Revenue	5.000%	7/15/25	4,460	5,094
				751,875
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.500%	6/15/20 (Prere.)	2,000	2,137

Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.625%	6/15/20 (Prere.)	2,000	2,141
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/19 (Prere.)	5,500	5,705
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	13,744
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	185	187
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	500	534
4 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	2,955	3,137
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	59,200	62,904
Iowa Finance Authority Revenue	5.000%	8/1/20	3,000	3,198
Iowa Special Obligation Revenue	5.000%	6/1/24	4,090	4,713
Iowa Special Obligation Revenue	5.000%	6/1/27	5,450	6,418
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	6,309
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/28	6,280	6,617
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	4,000	4,248
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	1,150	1,221
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	2,100	2,230
Polk County IA GO	4.000%	6/1/22	12,620	13,546
Polk County IA GO	4.000%	6/1/23	13,050	14,022
				153,011
Kansas (0.7%)
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/27	2,500	2,766
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/28	4,000	4,376
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/29	3,000	3,252
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/30	3,010	3,245
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/31	2,000	2,143
Butler County KS Unified School District No. 385
Andover GO	5.000%	9/1/32	2,000	2,321
Butler County KS Unified School District No. 385
Andover GO	5.000%	9/1/33	2,365	2,734
Butler County KS Unified School District No. 385
Andover GO	5.000%	9/1/34	2,680	3,089
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,509
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	380	381
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,308
Geary County KS Unified School District No.
475 GO	5.000%	9/1/25	355	414
Geary County KS Unified School District No.
475 GO	5.000%	9/1/26	350	409
Geary County KS Unified School District No.
475 GO	5.000%	9/1/27	425	495

Geary County KS Unified School District No.
475 GO	5.000%	9/1/28	635	738
Geary County KS Unified School District No.
475 GO	5.000%	9/1/29	600	696
Geary County KS Unified School District No.
475 GO	5.000%	9/1/30	775	896
Geary County KS Unified School District No.
475 GO	5.000%	9/1/31	650	749
Geary County KS Unified School District No.
475 GO	4.000%	9/1/33	750	795
Geary County KS Unified School District No.
475 GO	4.000%	9/1/34	700	733
Geary County KS Unified School District No.
475 GO	4.000%	9/1/35	2,000	2,089
Geary County KS Unified School District No.
475 GO	4.000%	9/1/36	2,155	2,245
Geary County KS Unified School District No.
475 GO	4.000%	9/1/37	1,835	1,908
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/26	600	662
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/27	500	548
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/28	500	546
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/29	500	542
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/30	500	541
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/31	650	702
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/24	1,045	1,212
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/24	1,500	1,740
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/29	1,000	1,074
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/31	1,000	1,065
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/32	650	690
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/33	500	529
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	24,000	25,622
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/21	10,015	10,965
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	7,485	8,382
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	10,000	11,591
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	13,300	15,376
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	2,310	2,712
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	14,000	16,142

Kansas Department of Transportation Highway
Revenue	5.000%	9/1/28	11,400	13,116
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/29	15,525	17,805
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,054
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,048
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,015	2,111
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/19 (Prere.)	230	241
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,205	10,754
4 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.990%	8/7/18	8,000	8,000
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	11,400	12,041
Kansas Development Finance Authority
Revenue	5.000%	5/1/23	10,000	11,207
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	10,000	11,198
Kansas Development Finance Authority
Revenue	5.000%	5/1/26	13,515	15,115
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	23,500	26,248
Kansas Development Finance Authority
Revenue	5.000%	5/1/28	7,000	7,808
Kansas Development Finance Authority
Revenue	5.000%	4/1/29	7,025	7,784
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	13,000	14,362
Kansas Development Finance Authority
Revenue	5.000%	4/1/33	15,045	16,600
Kansas Development Finance Authority
Revenue	5.000%	4/1/34	5,795	6,386
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	6,916
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	7,477
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/20 (Prere.)	6,510	6,830
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	990	1,037
Lawrence KS Water & Sewage System
Revenue	5.000%	11/1/28	3,575	4,169

Leavenworth County KS Unified School District
GO	4.500%	3/1/19 (12)	1,000	1,017
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	619
Leavenworth County KS Unified School District
GO	4.750%	9/1/19 (Prere.)	1,265	1,308
Leavenworth County KS Unified School District
GO	4.750%	9/1/19 (Prere.)	1,165	1,204
Leavenworth County KS Unified School District
GO	5.000%	9/1/19 (Prere.)	1,360	1,409
Leavenworth County KS Unified School District
GO	5.000%	9/1/19 (Prere.)	1,060	1,098
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,149
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/24	3,000	3,459
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/25	1,250	1,443
Seward County KS Unified School District No.
480 GO	4.000%	9/1/30	5,430	5,828
Seward County KS Unified School District No.
480 GO	4.000%	9/1/31	3,000	3,212
Seward County KS Unified School District No.
480 GO	4.000%	9/1/32	2,000	2,128
Seward County KS Unified School District No.
480 GO	4.000%	9/1/33	2,000	2,115
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	825	917
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	1,580	1,786
				381,931
Kentucky (0.8%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/25	720	795
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/26	2,270	2,518
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/27	2,460	2,712
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/28	1,130	1,241
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,016
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,160	15,033
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,010	7,444
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	9,539
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/29	2,020	2,256
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/30	1,810	2,014

Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/32	1,500	1,657
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/34	2,720	2,985
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/35	1,600	1,751
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/36	2,500	2,728
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/37	4,745	5,166
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,494
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	2,985	3,093
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,073
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/30	7,000	7,186
2 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	2.323%	2/1/20	40,000	40,017
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/25 (14)	4,500	5,150
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/27 (14)	4,425	5,037
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/28 (14)	3,520	4,000
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	4,000	4,529
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/30 (14)	2,370	2,672
Kentucky Municipal Power Agency Power
System Revenue PUT	3.450%	3/1/26	16,500	16,510
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	5,120	5,167
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	5,000	5,046
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	5,510	5,616
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	4,425	4,510
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	705	719
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	570	581
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	7,122

Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	5,184
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	4,615
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	35,100	37,123
Kentucky Property & Building Commission
Revenue	5.000%	5/1/31 (15)	2,750	3,144
Kentucky Property & Building Commission
Revenue	5.000%	5/1/32 (15)	2,000	2,278
Kentucky Property & Building Commission
Revenue	5.000%	5/1/33 (15)	2,000	2,269
Kentucky Property & Building Commission
Revenue	5.000%	5/1/34 (15)	1,000	1,131
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	4/1/24	131,385	139,728
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/20	1,700	1,611
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/23	1,720	1,464
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/22	1,025	1,138
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	1,505	1,731
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/29	3,905	4,356
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/31	5,210	5,798
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/25	1,795	2,063
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/26	5,875	6,798
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/27	2,320	2,668
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/25	8,900	9,589
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	14,775	15,693
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/31	9,000	9,546
Paducah KY Electric Plant Board Revenue	5.000%	10/1/25 (4)	1,665	1,882
Paducah KY Electric Plant Board Revenue	5.000%	10/1/26 (4)	1,150	1,306
University of Kentucky Revenue	4.000%	10/1/31	15,070	16,020

Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/20	1,180	1,240
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	4,000	4,388
				466,140
Louisiana (1.1%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,151
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,148
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,144
Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,424
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	1.480%	8/1/18	118,960	118,960
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	1.480%	8/1/18	89,300	89,300
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/19 (Prere.)	5,165	5,341
Ernest N. Morial New Orleans LA Exhibition Hall
Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,070
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/34 (4)	1,500	1,716
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/36 (4)	2,000	2,281
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,024
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,024
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19	1,030	1,054
Lafayette LA Communications System Revenue	5.000%	11/1/23 (4)	2,000	2,269
Lafayette LA Communications System Revenue	5.000%	11/1/24 (4)	5,310	6,083
Lafayette LA Communications System Revenue	5.000%	11/1/25 (4)	1,500	1,710
Lafayette LA Utilities Revenue	5.000%	11/1/26 (4)	590	694
Lafayette LA Utilities Revenue	5.000%	11/1/27 (4)	600	709
Lafayette LA Utilities Revenue	5.000%	11/1/28 (4)	1,010	1,189
Lafayette LA Utilities Revenue	5.000%	11/1/29 (4)	800	936
Lafayette LA Utilities Revenue	5.000%	11/1/30 (4)	1,000	1,166
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28	5,140	6,088
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28	4,500	5,322
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/29	2,270	2,660
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	6,000	6,978
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	23,402
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	3,860	4,472
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	11,313
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	4,350	5,021
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	6,670
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,603
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,514
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	3,500	4,016
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	7,998
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	5,000	5,720
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/37	5,000	5,707
Louisiana GO	5.000%	4/1/24	5,000	5,713
Louisiana GO	5.000%	8/1/25	2,375	2,719

Louisiana GO	5.000%	12/1/26	7,870	9,025
Louisiana GO	5.000%	5/1/29	14,815	16,903
Louisiana GO	4.000%	5/15/29	16,800	17,643
Louisiana GO	4.000%	10/1/34	10,710	11,186
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (EastBaton Rouge Sewerage
Commission Projects)	5.000%	2/1/29	1,525	1,710
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (EastBaton Rouge Sewerage
Commission Projects)	5.000%	2/1/31	3,140	3,498
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (EastBaton Rouge Sewerage
Commission Projects)	5.000%	2/1/33	3,500	3,880
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (EastBaton Rouge Sewerage
Commission Projects)	5.000%	2/1/34	2,550	2,823
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	2,790	2,981
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	11,000	11,753
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20 (Prere.)	2,000	2,137
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,886
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,079
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,569
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/20 (Prere.)	15,905	17,204
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/26	800	921
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/27	1,250	1,448
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/28	2,135	2,462
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/19	4,495	4,608

Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/25 (Prere.)	45	53
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/25 (Prere.)	50	58
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/31	7,010	7,805
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Obligated Group)	5.000%	7/1/32	8,390	9,314
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/21 (Prere.)	4,000	4,422
Louisiana Public Facilities Authority Revenue
(Nineteenth Judicial District Court Building
Project)	5.000%	6/1/36 (4)	2,200	2,444
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	448
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	595
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/25	850	974
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,015	1,150
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/24	2,125	2,392
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/25	5,520	6,200
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/26	5,010	5,615
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/27	3,770	4,220
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	3,850	4,308
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,528
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,108
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,053
New Orleans LA GO	5.000%	12/1/23	2,250	2,489
New Orleans LA GO	5.000%	12/1/24	2,500	2,761
New Orleans LA GO	5.000%	12/1/25	2,500	2,756
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,151
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,488
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,543
New Orleans LA Sewage Service Revenue	5.000%	6/1/26	500	571
New Orleans LA Sewage Service Revenue	5.000%	6/1/29	1,100	1,249
New Orleans LA Sewage Service Revenue	5.000%	6/1/34	1,385	1,547
New Orleans LA Sewage Service Revenue	5.000%	6/1/35	950	1,058
New Orleans LA Water Revenue	5.000%	12/1/23	1,010	1,136
New Orleans LA Water Revenue	5.000%	12/1/23	655	737
New Orleans LA Water Revenue	5.000%	12/1/24	550	631
New Orleans LA Water Revenue	5.000%	12/1/24	1,000	1,147
New Orleans LA Water Revenue	5.000%	12/1/25	500	575
New Orleans LA Water Revenue	5.000%	12/1/26	1,000	1,143
New Orleans LA Water Revenue	5.000%	12/1/27	865	988
New Orleans LA Water Revenue	5.000%	12/1/28	1,200	1,354
New Orleans LA Water Revenue	5.000%	12/1/28	550	627

New Orleans LA Water Revenue	5.000%	12/1/29	1,000	1,126
New Orleans LA Water Revenue	5.000%	12/1/29	650	738
New Orleans LA Water Revenue	5.000%	12/1/30	500	565
New Orleans LA Water Revenue	5.000%	12/1/31	1,430	1,610
New Orleans LA Water Revenue	5.000%	12/1/32	1,345	1,511
New Orleans LA Water Revenue	5.000%	12/1/33	760	851
New Orleans LA Water Revenue	5.000%	12/1/34	2,600	2,890
New Orleans LA Water Revenue	5.000%	12/1/34	1,430	1,598
New Orleans LA Water Revenue	5.000%	12/1/35	700	780
Shreveport LA Water & Sewer Revenue	5.000%	12/1/26 (15)	1,955	2,276
Shreveport LA Water & Sewer Revenue	5.000%	12/1/27 (15)	1,750	2,050
Shreveport LA Water & Sewer Revenue	5.000%	12/1/28 (15)	1,150	1,357
Shreveport LA Water & Sewer Revenue	5.000%	12/1/31 (15)	1,000	1,163
Shreveport LA Water & Sewer Revenue	5.000%	12/1/32 (15)	2,360	2,738
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	23,285	24,561
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/31	10,000	10,677
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/32	12,365	13,395
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/33	5,000	5,377
				636,926
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/31	600	693
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/32	500	575
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/33	560	642
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/34	2,310	2,638
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/35	2,250	2,557
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/36	3,315	3,755
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/37	3,365	3,809
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/38	2,400	2,712
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/26	350	404
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/27	350	407
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/28	360	416
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/29	465	534
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,317
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,311
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,555
Maine Turnpike Authority Revenue	5.000%	7/1/30	2,000	2,371
Maine Turnpike Authority Revenue	5.000%	7/1/31	1,825	2,155

Maine Turnpike Authority Revenue	5.000%	7/1/33	1,450	1,696
Maine Turnpike Authority Revenue	5.000%	7/1/34	1,750	2,040
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,041
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,041
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,041
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,675
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,041
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,790
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,249
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,316
				44,781
Maryland (3.2%)
Anne Arundel County MD GO	5.000%	4/1/19	1,885	1,930
Anne Arundel County MD GO	5.000%	4/1/19	1,030	1,054
Anne Arundel County MD GO	5.000%	10/1/19	8,240	8,573
Anne Arundel County MD GO	5.000%	10/1/19	3,110	3,236
Anne Arundel County MD GO	5.000%	4/1/20	1,855	1,958
Anne Arundel County MD GO	5.000%	4/1/20	830	876
Anne Arundel County MD GO	5.000%	4/1/20	2,255	2,381
Anne Arundel County MD GO	5.000%	10/1/20	4,735	5,068
Anne Arundel County MD GO	5.000%	10/1/20	3,110	3,328
Anne Arundel County MD GO	5.000%	4/1/21	6,395	6,930
Anne Arundel County MD GO	5.000%	4/1/21	1,880	2,037
Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,230
Anne Arundel County MD GO	5.000%	4/1/21	2,590	2,807
Anne Arundel County MD GO	5.000%	10/1/21	4,715	5,175
Anne Arundel County MD GO	5.000%	10/1/21	3,110	3,414
Anne Arundel County MD GO	5.000%	10/1/21	1,455	1,597
Anne Arundel County MD GO	5.000%	10/1/21	6,185	6,789
Anne Arundel County MD GO	5.000%	10/1/21	3,615	3,968
Anne Arundel County MD GO	5.000%	10/1/21	2,125	2,332
Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,385
Anne Arundel County MD GO	5.000%	10/1/22	3,615	4,057
Anne Arundel County MD GO	5.000%	4/1/23	4,000	4,536
Anne Arundel County MD GO	5.000%	10/1/23	2,125	2,433
Anne Arundel County MD GO	5.000%	10/1/23	3,615	4,139
Anne Arundel County MD GO	5.000%	10/1/24	1,455	1,691
Anne Arundel County MD GO	5.000%	10/1/24	3,110	3,615
Anne Arundel County MD GO	5.000%	10/1/24	2,445	2,842
Anne Arundel County MD GO	5.000%	10/1/25	1,455	1,716
Anne Arundel County MD GO	5.000%	10/1/25	3,110	3,668
Anne Arundel County MD GO	5.000%	10/1/25	2,400	2,831
Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,713
Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,662
Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,657
Baltimore County MD GO	5.000%	8/1/19	3,000	3,104
Baltimore County MD GO	5.000%	8/1/21	2,600	2,845
Baltimore County MD GO	5.000%	8/1/21	5,000	5,471
Baltimore County MD GO	5.000%	8/1/21	6,705	7,337
Baltimore County MD GO	5.000%	2/1/22	3,000	3,316
Baltimore County MD GO	5.000%	8/1/26	7,595	8,908
Baltimore County MD GO	4.000%	3/1/30	4,000	4,348
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/20	4,050	4,317
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/21	5,800	6,346
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,585	1,729

Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,570	1,712
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,250	1,363
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,745	1,903
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,905	2,078
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	2,075	2,263
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,066
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,530
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,167
Frederick County MD GO	5.000%	2/1/23	4,485	5,067
Howard County MD GO	5.000%	8/15/20	14,125	15,074
Howard County MD GO	5.000%	8/15/21	14,440	15,817
Howard County MD GO	5.000%	8/15/21 (Prere.)	1,820	1,989
Howard County MD GO	5.000%	2/15/22	13,605	15,055
Howard County MD GO	5.000%	8/15/24	2,680	2,926
Howard County MD GO	5.000%	2/15/25	4,500	5,263
Howard County MD GO	5.000%	2/15/26	5,320	6,301
Howard County MD GO	5.000%	2/15/27	20,180	24,173
Maryland Department of Transportation
Revenue	5.000%	2/15/20	41,400	43,553
Maryland Department of Transportation
Revenue	5.000%	5/1/20	13,000	13,758
Maryland Department of Transportation
Revenue	5.000%	6/1/20	8,850	9,389
Maryland Department of Transportation
Revenue	4.000%	9/1/20	18,480	19,361
Maryland Department of Transportation
Revenue	5.000%	2/15/21	46,790	50,582
Maryland Department of Transportation
Revenue	5.000%	5/1/21	16,005	17,389
Maryland Department of Transportation
Revenue	5.000%	11/1/21	12,000	13,206
Maryland Department of Transportation
Revenue	5.000%	11/1/23	25,000	28,651
Maryland Department of Transportation
Revenue	4.000%	12/15/28	17,390	18,675
Maryland Department of Transportation
Revenue	4.000%	2/1/29	14,790	15,702
Maryland Department of Transportation
Revenue	4.000%	12/15/29	27,000	28,840
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	6,020	6,177
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	5,150	5,149
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,268
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,541
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,298
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	2,115
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,423
Maryland GO	4.500%	8/1/20	13,550	14,297
Maryland GO	5.000%	8/1/20	5,145	5,479

Maryland GO	5.250%	8/1/20	4,000	4,279
Maryland GO	5.000%	3/1/21	13,965	15,113
Maryland GO	5.000%	3/1/21	7,580	8,203
Maryland GO	5.000%	3/1/21	31,755	34,364
Maryland GO	4.000%	8/1/21	43,490	46,296
Maryland GO	5.000%	8/1/21	33,110	36,208
Maryland GO	5.000%	8/1/21	2,230	2,439
3 Maryland GO	5.000%	8/1/21	16,350	17,880
Maryland GO	5.000%	3/1/22	32,550	36,050
Maryland GO	5.000%	3/1/22 (Prere.)	37,360	41,336
3 Maryland GO	5.000%	3/1/22 (Prere.)	7,150	7,911
Maryland GO	5.000%	3/15/22	5,345	5,926
Maryland GO	5.000%	8/1/22	115,660	129,303
Maryland GO	5.000%	8/1/22	4,500	5,031
Maryland GO	5.000%	8/1/22	29,215	32,661
Maryland GO	5.000%	8/1/22	71,720	80,180
Maryland GO	4.000%	8/1/23	37,875	41,385
Maryland GO	5.000%	8/1/23	14,805	16,892
Maryland GO	5.000%	8/1/23	81,995	93,554
Maryland GO	4.000%	8/1/26	28,000	30,276
Maryland GO	5.000%	8/1/26	13,515	16,112
3 Maryland GO	4.000%	6/1/29	68,270	73,562
Maryland GO	4.000%	6/1/30	68,035	72,927
Maryland GO	5.000%	3/15/31	26,500	31,732
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/28	5,685	6,656
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/29	2,000	2,331
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/30	2,180	2,530
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/21	800	868
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/23	900	998
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/28	565	651
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/29	425	487
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/30	850	971
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/32	1,000	1,134
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/33	1,000	1,034
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/29	1,000	1,085

Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	5,615	6,242
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,650	7,379
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,541
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/34	2,600	2,841
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,702
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,510	1,511
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,002
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	901
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	8,259
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/23	12,970	14,647
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/25	14,000	16,016
Montgomery County MD GO	5.000%	11/1/20	11,370	12,209
Montgomery County MD GO	5.000%	7/1/21	2,380	2,598
Montgomery County MD GO	5.000%	7/1/21	2,500	2,729
Montgomery County MD GO	5.000%	11/1/22	13,750	15,463
Montgomery County MD GO	5.000%	11/1/22	39,265	44,157
Montgomery County MD GO	5.000%	11/1/23	14,750	16,912
Montgomery County MD GO	5.000%	11/1/23	18,000	20,638
Montgomery County MD GO	5.000%	11/1/26	8,300	9,644
Montgomery County MD GO	4.000%	11/1/27	5,075	5,695
Montgomery County MD GO	4.000%	12/1/30	14,000	14,976
Prince Georges County MD GO	5.000%	8/1/21	13,745	15,040
Prince Georges County MD GO	5.000%	9/15/21	4,975	5,461
Prince Georges County MD GO	5.000%	7/15/22	12,000	13,405
Prince Georges County MD GO	5.000%	9/15/22	14,030	15,733
Prince Georges County MD GO	5.000%	9/1/23	10,865	12,415
Prince Georges County MD GO	5.000%	7/15/26	22,675	27,010
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,190
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	2.500%	11/1/24	2,000	1,971
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	3.000%	11/1/25	1,375	1,368
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/26	600	670
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/26	770	860

Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/28	1,100	1,218
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/29	500	552
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/30	800	880
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/32	750	821
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/32	535	586
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/35	1,000	1,087
University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/29	6,100	6,630
University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/30	6,345	6,846
University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/31	6,600	7,095
University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/32	6,840	8,042
University System of Maryland Revenue	5.000%	4/1/24	4,390	5,064
University System of Maryland Revenue	5.000%	4/1/25	4,315	5,048
University System of Maryland Revenue	5.000%	4/1/26	3,925	4,647
Washington MD Suburban Sanitation District
GO	5.000%	6/15/26	10,565	12,574
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/31	8,185	8,655
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/31	14,160	15,359
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/32	8,515	8,972
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/33	14,315	15,307
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/35	16,405	17,424
				1,897,306
Massachusetts (2.7%)
Boston MA GO	5.000%	4/1/20	6,000	6,333
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/19	15,000	15,473
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	12/1/21	78,960	84,524
Massachusetts Clean Water Trust Revenue	5.000%	2/1/21	1,900	2,053
Massachusetts Clean Water Trust Revenue	5.000%	8/1/21	5,000	5,473
Massachusetts Clean Water Trust Revenue	5.000%	2/1/22	750	830
Massachusetts Clean Water Trust Revenue	5.000%	8/1/22	500	560
Massachusetts Clean Water Trust Revenue	5.000%	2/1/26	1,250	1,456
Massachusetts Clean Water Trust Revenue	5.000%	8/1/26	2,950	3,529
3 Massachusetts College Building Authority
Revenue	5.125%	5/1/19 (Prere.)	1,420	1,459

Massachusetts College Building Authority
Revenue	5.250%	5/1/19 (Prere.)	2,250	2,314
Massachusetts College Building Authority
Revenue	5.000%	5/1/20 (Prere.)	1,290	1,365
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	2,905	3,199
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	4,820	5,301
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	6,040	6,631
Massachusetts College Building Authority
Revenue	4.000%	5/1/33	3,490	3,689
Massachusetts College Building Authority
Revenue	4.000%	5/1/34	3,715	3,914
Massachusetts College Building Authority
Revenue	4.000%	5/1/35	3,865	4,059
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	2,735
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	15,427
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	5,600	6,592
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	14,225
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,370
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,300
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,286
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/21	1,770	1,938
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,324
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,442
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,638
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,746
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,200
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/27	1,230	1,341
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	10,060
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/24	1,000	1,129
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/25	1,015	1,157
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/26	1,000	1,146
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/32	3,760	4,174
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/34	3,490	3,839

Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/29	2,800	3,225
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/31	1,365	1,555
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/33	1,660	1,876
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/34	4,355	4,898
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/35	5,500	6,166
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/35	1,835	2,057
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/36	5,000	5,588
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/37	5,700	6,355
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38	5,000	5,557
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/35	5,240	5,978
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	6,765	6,789
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	13,655	14,402
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	1,345	1,419
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/21	3,000	3,282
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.000%	10/1/26	500	517
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.000%	10/1/27	560	575
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	5.000%	10/1/37	2,000	2,150
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/27	5,055	6,010
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	8,000	9,513
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/23	1,230	1,341
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/24	1,310	1,436
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/25	2,770	3,041
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/32	17,575	18,693
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/23	835	931
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/24	700	789
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/25	800	910

Massachusetts Development Finance Agency
Revenue (Suffolk University)	6.250%	7/1/19 (Prere.)	3,195	3,332
Massachusetts Development Finance Agency
Revenue (Suffolk University)	6.250%	7/1/30	1,985	2,049
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	6,000	6,758
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	4,000	4,470
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	2,869
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/28	1,325	1,520
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/30	1,460	1,657
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	3,675
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/20	10,205	10,502
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	20,020	23,186
Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,000	11,135
Massachusetts GO	5.000%	7/1/20	3,920	4,169
Massachusetts GO	5.500%	10/1/20 (14)	11,065	11,964
Massachusetts GO	5.000%	4/1/21 (Prere.)	18,000	19,516
Massachusetts GO	5.000%	4/1/21 (Prere.)	26,675	28,921
Massachusetts GO	5.000%	7/1/21	10,170	11,096
Massachusetts GO	5.000%	8/1/21 (Prere.)	20,000	21,865
Massachusetts GO	5.250%	8/1/21 (2)	4,445	4,893
Massachusetts GO	5.250%	8/1/21	20,885	22,991
Massachusetts GO	5.000%	8/1/22	14,000	15,657
Massachusetts GO	5.000%	12/1/23	23,000	26,421
Massachusetts GO	5.000%	7/1/24	3,705	4,295
Massachusetts GO	5.000%	7/1/24	9,575	11,100
Massachusetts GO	5.000%	8/1/24	65,150	75,625
Massachusetts GO	5.000%	12/1/24	3,000	3,500
Massachusetts GO	5.000%	7/1/25	5,710	6,702
Massachusetts GO	2.130%	11/1/25	22,000	21,910
Massachusetts GO	5.000%	12/1/25	20,015	23,626
Massachusetts GO	5.000%	4/1/26	9,115	10,786
Massachusetts GO	5.000%	7/1/27	41,725	49,139
3 Massachusetts GO	5.000%	7/1/28	21,000	24,633
Massachusetts GO	5.000%	7/1/28	29,520	35,676
Massachusetts GO	5.000%	12/1/28	4,155	4,901
Massachusetts GO	5.000%	7/1/29	10,425	12,006
Massachusetts GO	5.000%	7/1/29	5,000	5,842
Massachusetts GO	5.000%	7/1/30	12,000	13,762
Massachusetts GO	4.000%	11/1/30	45,000	47,129
Massachusetts GO	5.000%	11/1/30	25,000	29,520
Massachusetts GO	5.000%	1/1/31	24,000	28,364
Massachusetts GO	5.000%	5/1/31	30,000	33,551
Massachusetts GO	5.000%	9/1/31	5,770	6,380
Massachusetts GO	5.000%	11/1/31	19,950	23,468
Massachusetts GO	5.000%	12/1/36	6,500	7,447
Massachusetts GO	5.000%	11/1/37	20,000	23,104
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,249

Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	1,813
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.900%	8/7/18	12,000	12,000
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,765	4,026
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,469
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,012
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,162
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,220
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,403
Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	3,962
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,522
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,656
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,811
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	2,530	2,768
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	20,010	22,318
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	2,050	2,412
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	6,795	7,942
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	9,000	10,462
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,544
3 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	36,273
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	4,000	4,616
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	18,500	21,223
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,139
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	10,600	11,165
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	8,705
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,470
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/33	10,075	11,663
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	5,000	5,688
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	9,505	10,973
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/35	9,500	10,627
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	4,000	4,539
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/36	11,000	12,287

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/37	2,700	3,014
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/19 (14)	5,125	5,205
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	29,860	35,798
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	13,504
Massachusetts Transportation Fund Revenue	4.000%	6/1/34	7,500	7,999
Massachusetts Transportation Fund Revenue	4.000%	6/1/35	7,500	7,968
Massachusetts Transportation Fund Revenue	4.000%	6/1/38	10,000	10,550
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	6,470
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/23	6,440	7,361
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/24	7,675	8,928
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	2,500	2,618
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19	21,580	22,336
3 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	2,350	2,562
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	3,500	3,816
3 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	2,000	2,180
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	5,000	5,431
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	5,000	5,427
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34	10,000	11,528
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	6,800	7,818
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,065	3,319
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	3,721
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,100	5,514
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	12,507
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	11,871
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	12,481
				1,566,441
Michigan (2.8%)
Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,141
Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,319
Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,696
Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,452
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,089
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,587
Chippewa Valley MI Schools GO	5.000%	5/1/25	700	814
Chippewa Valley MI Schools GO	5.000%	5/1/32	1,000	1,138

Chippewa Valley MI Schools GO	5.000%	5/1/34	1,080	1,221
Chippewa Valley MI Schools GO	5.000%	5/1/35	800	902
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,273
Dearborn MI School District GO	5.000%	5/1/27	3,700	4,211
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,125
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,518
Dearborn MI School District GO	5.000%	5/1/32	3,165	3,557
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	3,890	4,081
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	7,000	7,681
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	14,000	15,129
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/19 (4)	1,300	1,337
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/20 (4)	1,500	1,578
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/21 (4)	1,100	1,176
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/22 (4)	1,000	1,086
East Lansing MI School District GO	5.000%	5/1/28	645	755
East Lansing MI School District GO	5.000%	5/1/29	500	582
East Lansing MI School District GO	5.000%	5/1/30	600	696
East Lansing MI School District GO	5.000%	5/1/31	1,900	2,197
East Lansing MI School District GO	5.000%	5/1/33	755	865
East Lansing MI School District GO	5.000%	5/1/34	1,500	1,709
East Lansing MI School District GO	5.000%	5/1/36	1,100	1,241
Eastern Michigan University Revenue	5.000%	3/1/26 (15)	1,510	1,741
Eastern Michigan University Revenue	5.000%	3/1/30 (15)	1,250	1,435
Eastern Michigan University Revenue	5.000%	3/1/31 (15)	1,000	1,144
Forest Hills MI Public Schools GO	5.000%	5/1/20	3,760	3,975
Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,645
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/25	4,800	5,591
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/30	17,025	19,254
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/31	4,750	5,476
Great Lakes MI Water Authority Sewer Disposal
System Revenue	4.000%	7/1/33 (4)	4,750	4,896
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/35	34,080	37,760
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/36	64,000	70,630
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/25	10,450	12,171
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	14,000	16,313
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/30	5,455	6,169
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/31	9,210	10,381
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	13,380	13,792
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/35	4,000	4,557
Hudsonville MI Public Schools GO	5.000%	5/1/33	1,360	1,552

Hudsonville MI Public Schools GO	5.000%	5/1/34	1,095	1,246
Hudsonville MI Public Schools GO	5.000%	5/1/35	1,000	1,135
Hudsonville MI Public Schools GO	5.000%	5/1/36	1,000	1,131
Hudsonville MI Public Schools GO	5.000%	5/1/37	1,000	1,129
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/20 (Prere.)	10,145	10,720
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/30	8,225	8,583
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/22	1,000	1,106
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/23	1,000	1,126
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/25	3,250	3,627
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/25	1,000	1,136
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/27	1,120	1,277
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/29	5,325	5,955
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/30	1,750	1,956
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/31	1,020	1,141
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/31	4,750	5,302
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/32	5,000	5,586
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/33	2,140	2,377
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/34	1,500	1,667
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/35	8,730	9,690
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/37	1,145	1,262
Lincoln MI Consolidated School District GO	5.000%	5/1/25 (4)	1,000	1,155
Lincoln MI Consolidated School District GO	5.000%	5/1/26 (4)	1,265	1,468
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/27	1,500	1,785

Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/28	1,420	1,685
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/29	1,500	1,768
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/30	2,500	2,937
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/31	2,000	2,341
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/33	2,165	2,516
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/34	1,790	2,074
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/32	1,145	1,286
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/33	1,000	1,119
Marysville MI Public Schools District GO	5.000%	5/1/29	2,280	2,620
Marysville MI Public Schools District GO	5.000%	5/1/32	3,010	3,412
Marysville MI Public Schools District GO	5.000%	5/1/33	3,285	3,707
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	8,652
Michigan Building Authority Revenue	5.000%	10/15/24	3,020	3,298
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,730
Michigan Building Authority Revenue	5.000%	4/15/25	5,465	6,373
Michigan Building Authority Revenue	5.000%	4/15/25	2,540	2,962
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,462
Michigan Building Authority Revenue	5.000%	4/15/26	6,520	7,616
Michigan Building Authority Revenue	5.000%	4/15/26	1,580	1,861
Michigan Building Authority Revenue	5.000%	4/15/27	1,565	1,838
Michigan Building Authority Revenue	5.000%	4/15/28	8,135	9,415
Michigan Building Authority Revenue	5.000%	10/15/28	2,205	2,562
Michigan Building Authority Revenue	5.000%	4/15/29	26,630	30,689
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	10,857
Michigan Building Authority Revenue	5.000%	4/15/30	15,095	17,332
Michigan Building Authority Revenue	5.000%	4/15/31	4,040	4,622
Michigan Building Authority Revenue	5.000%	10/15/31	10,415	11,892
Michigan Building Authority Revenue	5.000%	4/15/32	27,195	30,958
Michigan Building Authority Revenue	5.000%	10/15/32	9,095	10,409
Michigan Building Authority Revenue	5.000%	10/15/32	4,660	5,305
Michigan Building Authority Revenue	5.000%	4/15/33	12,000	13,610
Michigan Building Authority Revenue	5.000%	4/15/35	13,405	15,130
Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,205
Michigan Finance Authority Revenue	5.000%	4/1/24	5,400	6,015
Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,246
Michigan Finance Authority Revenue	5.000%	4/1/25	3,160	3,551
Michigan Finance Authority Revenue	5.000%	4/1/26	1,320	1,494
Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	3,704
Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	3,784
Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	4,862
Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	5,847
Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,781
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/24	7,000	8,040
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/25	3,000	3,439
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	6,650	7,515

Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/30	11,020	12,363
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/32	13,580	15,140
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (4)	24,000	26,487
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,331
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	19,000	21,380
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (4)	15,050	17,168
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,084
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	2,950	3,346
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26	1,500	1,681
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	12,235	13,799
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	5,000	5,639
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	1,350	1,503
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27 (4)	10,000	11,237
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	1,000	1,110
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	7,025	7,874
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	16,500	18,257
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	15,000	16,580
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	700	780
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	10,000	11,014
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	1,200	1,334
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	7,500	8,243
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	3,120	3,445
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	1,000	1,108
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	20,250	22,188
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	3,500	3,842
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	850	939
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,000	5,457
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	2,000	2,187

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	2,000	2,205
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,450	5,948
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35 (4)	3,500	3,879
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	1,350	1,485
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/24	2,395	2,725
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/26	4,000	4,640
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/32	3,655	4,122
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/34	7,000	7,824
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/37	12,000	13,275
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/31	1,300	1,514
Michigan Finance Authority Revenue
(Kalamazoo College Project)	4.000%	12/1/35	1,530	1,568
Michigan Finance Authority Revenue
(Kalamazoo College Project)	4.000%	12/1/37	1,655	1,686
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/38	1,000	1,135
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/23	1,000	1,127
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/24	1,015	1,162
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/25	1,665	1,930
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/26	1,000	1,148
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/27	825	941
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/28	1,000	1,137
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/29	1,015	1,149
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/30	2,580	2,913
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/31	2,655	2,986
2 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT	2.153%	10/15/20	25,000	25,216
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/28	1,355	1,524
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,243
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,354
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,571
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,557

Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/23	840	938
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	465	517
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	1,310	1,503
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/25	1,190	1,319
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/26	400	443
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	2.000%	10/1/19	1,800	1,811
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/20	8,360	8,778
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	1,500	1,684
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/29	5,160	6,070
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/30	7,500	8,039
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/20 (Prere.)	70	75
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/24	4,765	5,504
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/25	3,700	4,275
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/25	3,585	4,192
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/26	3,095	3,653
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/27	2,790	3,286
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/27	2,070	2,462
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/27	7,930	8,474
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/28	2,225	2,628
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/29	4,880	5,681
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/29	1,025	1,202
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/30	3,770	4,373
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/30	12,500	13,697
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/31	2,790	3,227
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/33	5,030	5,712
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/34	7,870	8,908
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/34	5,000	5,747
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/35	8,000	9,167

Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/36	3,310	3,411
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	44,000	45,421
Michigan GAN	5.000%	3/15/23	5,095	5,747
Michigan GAN	5.000%	3/15/26	6,440	7,546
Michigan GAN	5.000%	3/15/27	3,845	4,537
Michigan GO	5.000%	12/1/25	7,835	9,243
Michigan GO	5.000%	12/1/26	2,285	2,667
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/32	18,470	20,819
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/33	16,910	19,005
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/19 (Prere.)	5,000	5,229
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/19 (Prere.)	15,775	16,573
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/27	2,000	2,191
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/28	2,600	2,845
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.125%	6/1/19 (ETM)	605	623
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.625%	6/1/19 (Prere.)	5,000	5,170
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.000%	6/1/19 (Prere.)	4,000	4,148
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/25	2,100	2,456
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/26	2,160	2,550
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/27	2,370	2,819
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/28	2,290	2,705
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/29	1,410	1,653
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/30	1,865	2,178
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/31	3,035	3,534
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/32	1,520	1,762
Michigan Housing Development Authority
Revenue	3.500%	6/1/47	10,700	11,007
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/20 (Prere.)	4,000	4,278
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/23	1,250	1,406
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/24	1,715	1,958
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/25	1,250	1,419

Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/26	2,000	2,273
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/27	1,700	1,924
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/28	1,250	1,411
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/29	2,500	2,813
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/30	1,480	1,637
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/34	2,170	2,377
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/35	1,370	1,496
Michigan Trunk Line Revenue	5.000%	11/15/22	7,000	7,874
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	31,897
Oakland University MI Revenue	5.000%	3/1/24	530	600
Oakland University MI Revenue	5.000%	3/1/25	540	621
Oakland University MI Revenue	5.000%	3/1/26	500	581
Oakland University MI Revenue	5.000%	3/1/27	765	881
Oakland University MI Revenue	5.000%	3/1/28	1,215	1,394
Oakland University MI Revenue	5.000%	3/1/29	1,735	1,980
Oakland University MI Revenue	5.000%	3/1/31	2,225	2,520
Oakland University MI Revenue	5.000%	3/1/32	3,140	3,542
Oakland University MI Revenue	5.000%	3/1/33	1,775	1,996
Oakland University MI Revenue	5.000%	3/1/34	3,745	4,201
Oakland University MI Revenue	5.000%	3/1/35	2,205	2,467
Oakland University MI Revenue	5.000%	3/1/36	2,025	2,258
Portage MI Public Schools GO	5.000%	11/1/33	2,130	2,413
Portage MI Public Schools GO	5.000%	11/1/35	1,300	1,461
Portage MI Public Schools GO	5.000%	11/1/36	1,500	1,678
Rockford MI Public Schools GO	5.000%	5/1/32	2,000	2,273
Rockford MI Public Schools GO	5.000%	5/1/33	2,470	2,793
Romeo MI Community School District GO	5.000%	5/1/32	1,290	1,466
Romeo MI Community School District GO	5.000%	5/1/33	1,350	1,526
Romeo MI Community School District GO	5.000%	5/1/34	1,425	1,605
Romeo MI Community School District GO	5.000%	5/1/35	1,000	1,123
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	8.000%	9/1/18 (Prere.)	13,900	13,975
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.500%	8/1/19 (ETM)	5,555	5,614
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.375%	8/1/19 (Prere.)	25,000	26,163
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/22	2,540	2,826
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/23	2,180	2,469

Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/26	2,245	2,537
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,363
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,518
University of Michigan Revenue	5.000%	4/1/33	2,750	3,226
University of Michigan Revenue	5.000%	4/1/34	3,485	4,077
University of Michigan Revenue	5.000%	4/1/35	3,300	3,849
University of Michigan Revenue	5.000%	4/1/36	4,000	4,649
University of Michigan Revenue	5.000%	4/1/37	5,000	5,795
Warren MI Consolidated School District GO	5.000%	5/1/32	2,485	2,788
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	2,225	2,597
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	1,935	2,279
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	1,050	1,232
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	1,800	2,120
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	830	974
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	1,260	1,478
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	600	701
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	660	766
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,525	1,746
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	790	913
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	770	893
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	545	627
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	420	485
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,300	2,614
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	400	458
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	385	442
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,915	3,304
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	405	463
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	11,493
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	780	890
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	2,931
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	3,821
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	645	734
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,354
Wayne County MI Airport Authority Revenue	5.000%	12/1/36	645	733
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	510	579
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	900	1,017
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,234
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,538
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,287
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,187
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	6,995
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,716
Wayne State University Michigan Revenue	5.000%	11/15/36	1,700	1,908
Wayne State University Michigan Revenue	5.000%	11/15/37	1,750	1,962
4 Wayne State University Michigan Revenue TOB
VRDO	1.010%	8/7/18 (Prere.)	5,000	5,000
Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,399

Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,442
Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,491
				1,613,197
Minnesota (1.2%)
Bloomington MN Independent School District
No. 271 GO	5.000%	2/1/22	3,000	3,316
Duluth MN Independent School District No. 709
COP	5.000%	2/1/22	2,150	2,338
Farmington MN Independent School District No.
192 GO	5.000%	2/1/21	2,575	2,775
Hennepin County MN GO	5.000%	12/1/19	5,050	5,281
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/25	1,000	1,144
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/26	1,350	1,556
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/27	1,400	1,624
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	4,736
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/22	3,415	3,785
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	4.000%	3/1/26	2,950	3,238
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/18	2,190	2,212
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	4,000	4,503
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	300	355
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	11,500	13,593
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	2,305	2,588
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	360	423
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	5,060	5,947
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	470	550
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	2,500	2,800
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	5,000	5,852
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	540	630
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	2,545	2,843
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/32	600	697
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/32	3,935	4,573
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/33	650	753
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/34	900	1,040

Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/35	875	1,008
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/36	850	978
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/37	925	1,061
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/20	4,485	4,721
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/21	5,000	5,412
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.000%	11/15/18 (ETM)	4,955	5,022
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.625%	11/15/18 (Prere.)	15,500	15,736
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/22	6,805	7,484
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/23	7,550	8,471
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/24	8,215	9,214
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/25	5,050	5,664
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	7,000	7,828
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/27	10,085	11,237
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/28	10,590	11,776
Minneapolis MN Special School District No. 1
GO	5.000%	2/1/27	1,750	2,082
Minnesota 911 Revenue	5.000%	6/1/20	21,420	22,720
Minnesota COP	5.000%	6/1/19	8,540	8,564
Minnesota COP	5.000%	6/1/28	3,225	3,662
Minnesota COP	5.000%	6/1/29	3,385	3,830
Minnesota COP	5.000%	6/1/30	3,405	3,852
Minnesota COP	5.000%	6/1/32	3,670	4,133
Minnesota COP	5.000%	6/1/33	3,615	4,067
Minnesota COP	5.000%	6/1/34	4,005	4,501
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	8,279
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	6,619
Minnesota GO	5.000%	8/1/21	5,445	5,953
Minnesota GO	5.000%	8/1/21	6,015	6,576
Minnesota GO	5.000%	8/1/21	6,500	7,106
Minnesota GO	5.000%	10/1/21	34,000	37,331
Minnesota GO	5.000%	10/1/21 (Prere.)	155	170
Minnesota GO	5.000%	8/1/22	20,500	22,935
Minnesota GO	5.000%	10/1/22	39,500	44,362
Minnesota GO	5.000%	10/1/23	3,690	4,225
Minnesota GO	5.000%	10/1/23	29,530	33,808
Minnesota GO	5.000%	8/1/24	15,500	17,983
Minnesota GO	5.000%	8/1/24	1,350	1,566
Minnesota GO	5.000%	8/1/24	12,355	14,334
Minnesota GO	5.000%	10/1/24	9,845	10,778
Minnesota GO	5.000%	8/1/25	13,500	15,882
Minnesota GO	5.000%	10/1/25	29,320	34,584
Minnesota GO	4.000%	8/1/26	8,025	8,973
Minnesota GO	5.000%	8/1/26	35,060	41,121

Minnesota GO	5.000%	10/1/26	13,030	15,549
Minnesota GO	5.000%	8/1/27	4,000	4,672
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/26	1,030	1,164
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/27	1,080	1,215
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/28	1,135	1,269
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/29	1,195	1,328
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/30	1,250	1,384
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/31	1,310	1,445
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/32	1,380	1,519
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/33	1,445	1,586
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/34	1,520	1,663
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/19	425	432
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,344
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/20 (Prere.)	5,000	5,265
Mounds View MN Independent School District
No. 621 GO	5.000%	2/1/26	4,910	5,781
Osseo MN Independent School District No. 279
GO	5.000%	2/1/20	7,410	7,782
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/29	7,115	8,597
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/31	8,000	9,801
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/19 (Prere.)	2,000	2,032
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/23	2,260	2,546
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/24	1,500	1,715
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	1,235	1,288
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	915	954
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	1,990	2,075
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	805	839
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/19 (Prere.)	1,120	1,168

St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.250%	11/15/19 (Prere.)	3,550	3,713
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/20	780	813
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/20	890	928
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/21	1,085	1,132
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/21	1,935	2,018
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.000%	11/15/22	1,190	1,242
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Allina Health
Obligated Group)	5.250%	11/15/29	3,480	3,660
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/28	805	944
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/29	780	909
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/31	1,800	2,082
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/34	1,105	1,264
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/35	1,245	1,288
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/36	1,500	1,547
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/37	1,500	1,543
University of Minnesota Revenue	5.000%	4/1/19 (Prere.)	500	512
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,189
University of Minnesota Revenue	5.000%	4/1/20	2,895	3,054
University of Minnesota Revenue	5.000%	4/1/21	3,140	3,404
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,686
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,658
University of Minnesota Revenue	5.000%	8/1/24	4,515	4,800
West St. Paul MN Independent School District
No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	3,795	4,182
Western Minnesota Municipal Power Agency
Revenue	5.000%	1/1/26	1,000	1,175
Western Minnesota Municipal Power Agency
Revenue	5.000%	1/1/27	1,500	1,779

Western Minnesota Municipal Power Agency
Revenue	5.000%	1/1/28	1,000	1,198
				690,893
Mississippi (0.5%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/28	3,665	4,039
Jackson MS Public School District GO	5.000%	4/1/23	1,500	1,677
Jackson MS Public School District GO	5.000%	4/1/24	3,125	3,544
Jackson MS Public School District GO	5.000%	4/1/25	5,335	6,107
Jackson MS Public School District GO	5.000%	4/1/26	5,000	5,772
Jackson MS Public School District GO	5.000%	4/1/27	4,585	5,242
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.480%	8/1/18	26,600	26,600
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.480%	8/1/18	28,600	28,600
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.520%	8/1/18	16,000	16,000
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Highway Project)	5.000%	1/1/24	2,500	2,829
Mississippi Development Bank Special
Obligation Revenue (Madison County
Highway Project)	5.000%	1/1/24	2,510	2,841
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/26	6,000	6,887
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/27	7,985	9,242
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/28	2,265	2,636
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/28	1,500	1,753
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/29	1,370	1,594
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/31	1,060	1,224
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	4.000%	6/1/32	2,030	2,149
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	4.000%	6/1/33	1,500	1,579
Mississippi GO	5.000%	10/1/21 (Prere.)	12,035	13,214
Mississippi GO	5.000%	10/1/21 (Prere.)	11,735	12,885
Mississippi GO	5.000%	10/1/29	15,025	17,773
Mississippi GO	5.000%	11/1/30	4,000	4,588

Mississippi GO	5.000%	10/1/31	19,800	23,246
Mississippi GO	5.000%	12/1/31	11,250	12,723
Mississippi GO	5.000%	12/1/32	7,000	7,905
Mississippi GO	5.000%	10/1/34	10,000	11,626
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/32	5,480	5,661
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/33	3,785	3,896
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/34	4,880	5,008
Mississippi State University Educational Building
Corp. Revenue	4.000%	8/1/33	800	842
Mississippi State University Educational Building
Corp. Revenue	4.000%	8/1/35	2,000	2,092
Mississippi State University Educational Building
Corp. Revenue	4.000%	8/1/36	1,100	1,147
University of Southern Mississippi Revenue	4.000%	3/1/34	2,075	2,166
University of Southern Mississippi Revenue	4.000%	3/1/35	2,565	2,669
University of Southern Mississippi Revenue	4.000%	3/1/36	1,500	1,556
University of Southern Mississippi Revenue	4.000%	3/1/37	1,740	1,800
University of Southern Mississippi Revenue	4.000%	3/1/38	3,220	3,324
				264,436
Missouri (0.9%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	7,500	8,315
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/25	1,000	1,016
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/26	750	755
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/26	2,000	2,225
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/27	1,000	1,117
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/28	1,400	1,559
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/30	840	927
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/31	870	955
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/32	750	821
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/26	1,000	1,091

Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/27	1,850	2,010
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	2,008
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,096
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/30	3,000	3,189
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/31	6,415	6,797
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,055	5,409
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/25	6,050	6,915
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	8,925
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	14,464
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,625	15,361
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	15,375
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,209
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/29	2,025	2,417
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/30	1,190	1,273
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/30	1,615	1,920
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/31	1,740	1,853
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/31	1,510	1,786
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/33	2,000	2,337
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/32	7,225	8,147
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	4.000%	4/1/35	2,000	2,061
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	4.000%	4/1/36	1,850	1,902
Kansas City MO Special Obligation Revenue
(Performing Arts Center Garage Project)	0.000%	2/1/19	7,615	7,538
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/26	5,995	6,479
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/26	1,170	1,394
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/29	1,265	1,507
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/35	4,645	5,405
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/36	2,415	2,802
Missouri Environmental Improvement & Energy
Resources Authority Revenue	2.083%	12/1/22 (14)	6,585	6,585

Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/24	2,080	2,393
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/25	2,910	3,397
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	7/1/26	4,250	5,003
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/27	1,990	2,339
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(Children's Mercy Hospital)	5.000%	5/15/26	1,000	1,160
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/26	2,045	2,274
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/28	1,000	1,101
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/21	2,845	3,047
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/22	3,490	3,816
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/23	3,690	4,025
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/24	3,320	3,611
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/19 (ETM)	2,420	2,490
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/20 (Prere.)	5,305	5,622
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/26	3,015	3,408
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/27	4,525	5,093
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/28	3,500	3,925
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/29	7,015	7,844
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/30	4,000	4,461
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/31	3,000	3,337
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	1.550%	8/1/18	34,005	34,005

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,276
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	8,572
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,295
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	11/15/33	5,200	5,368
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/19 (Prere.)	15,960	16,428
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/29	3,270	3,364
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	4.000%	5/15/33	3,530	3,659
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	2,615	2,905
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/25	850	950
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/26	750	843
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/28	1,000	1,110
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/29	1,150	1,268
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/30	400	440
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/31	1,350	1,481
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/32	500	547
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/33	550	600
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	30,000	33,358
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	4.000%	11/15/36	1,800	1,874
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	4.000%	11/15/37	2,500	2,576
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	16,404
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/19	2,000	2,036
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/22	5,000	5,568

Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/24	15,020	17,384
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/24	2,820	3,207
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/26	4,570	5,214
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/27	3,260	3,711
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/28	2,250	2,533
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/29	5,000	5,610
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/30	6,455	7,215
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/31	10,000	11,134
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/32	5,245	5,530
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	12/1/36	10,000	11,245
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	10,590	11,827
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/35	8,000	8,913
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/24	3,050	3,492
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/24	2,805	3,233
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/25	1,850	2,136
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/25	2,270	2,618
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/29	3,500	3,973
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/34	6,800	7,687
St. Louis County MO Parkway C-2 School
District GO	5.000%	3/1/24	2,500	2,874
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	6.125%	7/1/24	6,000	6,239
St. Louis MO Parking Revenue	5.000%	12/15/24 (4)	1,000	1,146
St. Louis MO Parking Revenue	5.000%	12/15/25 (4)	1,000	1,159
St. Louis MO Parking Revenue	5.000%	12/15/26 (4)	1,000	1,157
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34	3,050	3,476
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35	2,000	2,277
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	3,000	3,411
St. Louis MO Special Administration Board of
Transitional School District GO	4.000%	4/1/26	2,550	2,789

St. Louis MO Special Administration Board of
Transitional School District GO	4.000%	4/1/29	4,200	4,491
St. Louis MO Special Administration Board of
Transitional School District GO	4.000%	4/1/30	4,835	5,133
				534,032
Montana (0.1%)
Forsyth MT Pollution Control Revenue
(Northwestern Corporation Colstrip Project)	2.000%	8/1/23	20,000	19,492
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/31	2,935	3,000
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/27	500	582
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/28	355	416
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/30	365	422
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/33	405	463
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/34	585	667
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/35	425	483
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/36	670	757
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/37	1,260	1,420
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/38	1,010	1,137
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/28	2,500	2,864
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/29	2,635	2,995
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/30	2,015	2,281
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/31	2,000	2,253
				39,232
Multiple States (0.1%)
4 Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	1.030%	8/8/18 LOC	80,600	80,600

Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/26	4,065	4,613
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	9,770	10,684

Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	2,500	2,852
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,635
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/29	5,000	5,773
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/31	5,000	5,827
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/32	5,000	5,846
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/32	5,375	5,878
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/33	4,000	4,688
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	150,000	156,260
Douglas County NE Hospital Authority No. 3
HealthFacilities Revenue (Nebraska Methodist
Health System)	5.000%	11/1/23	1,910	2,144
Douglas County NE Hospital Authority No. 3
HealthFacilities Revenue (Nebraska Methodist
Health System)	5.000%	11/1/24	1,400	1,589
Douglas County NE Hospital Authority No. 3
HealthFacilities Revenue (Nebraska Methodist
Health System)	5.000%	11/1/25	2,005	2,298
Douglas County NE Hospital Authority No. 3
HealthFacilities Revenue (Nebraska Methodist
Health System)	5.000%	11/1/26	1,160	1,323
Douglas County NE Hospital Authority No. 3
HealthFacilities Revenue (Nebraska Methodist
Health System)	5.000%	11/1/27	1,770	2,005
Douglas County NE Hospital Authority No. 3
HealthFacilities Revenue (Nebraska Methodist
Health System)	5.000%	11/1/28	1,250	1,409
Douglas County NE Hospital Authority No. 3
HealthFacilities Revenue (Nebraska Methodist
Health System)	5.000%	11/1/29	1,895	2,124
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/21	1,000	1,052
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/22	860	903
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/24	1,320	1,430
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/25	1,000	1,081
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/32	5,050	5,402
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	1,010	1,128
Lincoln NE Electric System Revenue	5.000%	9/1/25	1,990	2,218
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/26	3,065	3,369

Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,125	2,329
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	2,500	2,723
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/32	2,800	3,046
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,088
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,177
Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,358
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,174
Nebraska Public Power District Revenue	5.000%	1/1/31	1,970	2,141
Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,596
Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,275
Nebraska Public Power District Revenue	5.000%	1/1/33	5,025	5,449
Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,355
Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,521
Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,625
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/27	2,375	2,775
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/35	3,100	3,607
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/36	7,250	8,409
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/37	2,500	2,893
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/25	1,875	2,003
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/26	1,975	2,102
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/27	3,470	3,759
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/29	1,500	1,609
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/30	4,065	4,332
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/31	4,030	4,285
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/32	4,265	4,523
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,458
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	1,829
				313,972
Nevada (0.8%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,520
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,777
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,091
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	15,658
Clark County NV GO	5.000%	7/1/21	6,075	6,621
Clark County NV GO	5.000%	6/1/26	2,000	2,355
Clark County NV GO	5.000%	7/1/26	2,475	2,883
Clark County NV GO	5.000%	6/1/27	2,500	2,971
Clark County NV GO	5.000%	6/1/28	2,100	2,510
Clark County NV GO	4.000%	6/1/31	17,000	18,269
Clark County NV GO	4.000%	6/1/32	12,000	12,800
Clark County NV GO	5.000%	7/1/33	16,290	18,003

Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19	1,000	1,031
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/20	1,500	1,592
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/21	2,810	3,060
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	1,500	1,772
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/28	1,620	1,904
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/29	2,030	2,375
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/31	5,000	5,622
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/35	10,390	11,908
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/36	6,600	7,542
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/37	5,530	6,306
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	15,658
Clark County NV Water Reclamation District GO	5.000%	7/1/20	3,695	3,926
Clark County NV Water Reclamation District GO	5.000%	7/1/21	3,880	4,229
Clark County NV Water Reclamation District GO	4.000%	7/1/34	2,000	2,101
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/25	2,080	2,387
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/27	1,815	2,090
Las Vegas NV GO	4.000%	6/1/20	3,360	3,500
Las Vegas NV GO	4.000%	6/1/21	3,500	3,703
Las Vegas NV GO	5.000%	6/1/21	1,400	1,519
Las Vegas NV GO	5.000%	9/1/24	5,690	6,571
Las Vegas NV GO	5.000%	9/1/25	6,070	7,105
Las Vegas NV GO	4.000%	6/1/30	4,610	4,903
Las Vegas NV GO	4.000%	6/1/31	4,795	5,083
Las Vegas NV GO	4.000%	6/1/32	4,990	5,271
Las Vegas Valley Water District Nevada GO	5.000%	12/1/19	5,000	5,225
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	2,665	3,074
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	4,025	4,643
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,085	2,437
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,050	2,397
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,364
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	11,391
Las Vegas Valley Water District Nevada GO	5.000%	9/15/27	4,110	4,791
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	4,938
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	3,500	4,035
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,000	4,612
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	6,040	6,625
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,194
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	3,295	3,786
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	4,150	4,728
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	6,000	6,836
Nevada GO	5.000%	4/1/22	17,000	18,831
Nevada GO	5.000%	11/1/23	28,500	32,585
Nevada GO	5.000%	11/1/25	34,000	39,660

Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/19	7,000	7,315
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/32	28,000	30,045
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/33	26,170	27,914
Reno NV Hospital Revenue (Renown Regional
Medical Center)	5.500%	6/1/28 (2)	165	165
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/30	500	584
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/31	500	582
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/33 (4)	450	511
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/35	500	573
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/36	615	703
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/37	500	570
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/38	500	569
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/38 (4)	650	731
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/26	4,010	4,735
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/27	3,100	3,688
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/30	3,500	4,110
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/32	4,535	5,211
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	7,750	8,852
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/35	1,750	1,994
				465,620
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,482
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,365
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,181
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,360	1,496
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/28	2,920	3,042
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/29	3,050	3,149
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	2,500	2,697
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.500%	7/1/19 (Prere.)	10,000	10,362

New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/21 (Prere.)	10,000	10,983
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/19	1,010	1,029
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/19	1,500	1,554
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/28	1,500	1,629
				45,969
New Jersey (3.3%)
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/25 (4)	4,955	5,702
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/26 (4)	4,685	5,433
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/27 (4)	3,000	3,442
Bergen County NJ GO	5.000%	10/15/21	2,500	2,746
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,000	11,597
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,207
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,374
Jersey City NJ GO	5.000%	3/1/20	1,610	1,691
Jersey City NJ GO	5.000%	3/1/21	1,200	1,289
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,913
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,107
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,433
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,775	3,046
New Jersey COP	5.250%	6/15/19 (Prere.)	4,675	4,826
New Jersey COP	5.250%	6/15/19 (Prere.)	1,000	1,032
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	16,500	17,658
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	25,000	27,099
New Jersey Economic Development Authority
Revenue	5.000%	6/15/26	2,500	2,805
New Jersey Economic Development Authority
Revenue	5.000%	6/15/27	2,500	2,820
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	30,000	34,413
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	33,000	37,725
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	10,300	11,727
New Jersey Economic Development Authority
Revenue	5.250%	6/15/32	5,000	5,492
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	8,495	9,298
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	12,961
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	7,550	8,115
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/28 (15)	6,500	7,406

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	22,767
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/19 (Prere.)	3,345	3,460
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,500	10,909
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	17,410	18,133
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,470
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	7,975	8,685
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,176
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	58,084
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,060
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,210
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	21,102
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,487
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,364
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	5,872
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	1,655	1,698
4 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	1.040%	8/7/18 (12)	3,065	3,065
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/26	4,345	4,654
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/19	2,000	2,051
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,075	2,180
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/20 (Prere.)	5,000	5,337
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/26 (4)	1,000	1,146
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/27 (4)	1,695	1,956

New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/28 (4)	2,000	2,295
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/29 (4)	2,000	2,283
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/30 (4)	1,500	1,706
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/19 (Prere.)	25,170	26,178
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (4)	2,000	2,282
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/25 (4)	3,080	3,551
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/26 (4)	3,075	3,539
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/28 (4)	2,495	2,846
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	8,300	8,831
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/21	6,785	7,413
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/22	2,360	2,640
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	10,000	11,820
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	6,280
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19 (Prere.)	5,820	6,008
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19 (Prere.)	6,180	6,379
New Jersey Equipment Lease Purchase COP	5.375%	6/15/19 (Prere.)	11,000	11,367
New Jersey GO	5.000%	8/15/20	30,000	31,824
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/21	8,140	8,742
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,728
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/25	12,965	14,084
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/26	12,505	13,517
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/28	13,835	14,853
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	2,735	2,935
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,000	5,310

New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.625%	7/1/21 (Prere.)	3,700	3,991
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19 (ETM)	995	1,010
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19 (ETM)	1,615	1,639
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (ETM)	1,315	1,376
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (Prere.)	930	973
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (ETM)	805	843
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (Prere.)	570	597
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/20	3,010	3,192
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	2,000	2,173
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/22	2,055	2,279
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/26	1,000	1,103
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/18 (Prere.)	2,870	2,890
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/18 (Prere.)	9,990	10,058
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/28	1,985	2,288
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/30	1,000	1,144
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/31	1,100	1,253
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/23 (Prere.)	890	1,008
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/23 (Prere.)	4,110	4,664
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/24	2,040	2,349

New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/25	1,345	1,568
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/26	1,800	2,118
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/24	2,415	2,678
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/25	1,535	1,714
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/27	2,420	2,690
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/29	1,250	1,375
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/30	1,090	1,195
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	20,766
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	3,150	3,242
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/18 (Prere.)	20	20
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/24	2,035	2,038
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	6,805	6,821
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	30,000	30,068
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	10,020	11,159
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	5,000	5,569
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	24,475	27,518
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	8,530	9,546
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	25,600	25,658
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	14,155	15,841
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	50,610	50,725
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	20,850	23,242
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	4,000	4,441
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	1,500	1,659
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/20	7,105	7,479
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	2,025	2,195

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/23	2,500	2,742
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/24	3,265	3,620
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	6,000	6,696
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/27	5,000	5,588
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/28	5,025	5,593
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	2,500	2,738
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/34	5,000	5,457
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	1,530	1,548
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	7,545	7,859
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	25,000	26,123
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,540	1,609
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,000	5,225
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,610	1,682
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	3,825	4,027
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	9,350	9,811
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	9,647
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	17,590	18,817
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	30,000	32,330
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	12,100	13,136
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	27,425
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	14,375	15,770
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,127
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	30,900	34,193
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	3,770	4,157
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	29,000	32,274
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	2,500	2,789
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	12,500	14,431
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	18,240	20,307

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,025	779
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	72,680	55,193
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	3,500	3,687
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	17,500	18,516
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	2,925	2,969
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	12,810	13,003
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	1,575	1,599
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	6,895	6,999
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	3,000	3,312
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	20,460	22,833
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	23,590	26,326
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	15,425
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	8,510	9,461
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	3,330	3,933
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	3,535	4,175
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	17,190	20,063
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	4,000	4,727
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	29,705	34,501
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	3,000	3,527
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	7,000	8,141
New Jersey Turnpike Authority Revenue	4.000%	1/1/33	28,000	29,737
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	5,010	5,804
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	3,000	3,176
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	67,500	71,464
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	5,000	5,775
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	2,000	2,111
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,656
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	1,320	1,466
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,048
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	2,000	2,156
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	1,215	1,345
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,655
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,101
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/31	1,190	1,308
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,097
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,091
Sussex County NJ GO	5.000%	2/15/23	5,485	6,185
Sussex County NJ GO	5.000%	2/15/24	4,366	5,012
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/26	19,510	22,494
Tobacco Settlement Financing Corp. New
Jersey Revenue	3.200%	6/1/27	20,000	20,199

Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/27	25,180	29,145
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/28	4,005	4,660
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/29	12,250	14,130
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/30	5,500	6,294
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/31	18,500	21,055
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/32	22,165	25,166
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/33	9,000	10,154
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/34	31,990	35,951
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/35	29,775	33,330
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/36	36,700	40,985
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/37	22,500	25,068
				1,958,497
New Mexico (0.2%)
Albuquerque NM GO	5.000%	7/1/24	4,625	5,348
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/29	2,560	2,995
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/30	1,250	1,458
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/31	1,700	1,976
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/32	1,910	2,212
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	16,000	15,910
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	35,000	34,803
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,990	6,144
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,567
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,573
New Mexico Finance Authority Revenue	5.000%	6/15/22	1,800	2,004
New Mexico Finance Authority Revenue	5.000%	6/15/23	1,270	1,442
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/21	2,385	2,597
New Mexico Finance Authority Transportation
Revenue	4.000%	6/15/26	17,720	18,849
New Mexico GO	5.000%	3/1/23 (ETM)	15,925	17,998
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/24	910	1,041

New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/25	1,010	1,168
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/26	1,060	1,220
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/27	1,465	1,677
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/29	3,000	3,409
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/30	3,000	3,398
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/31	3,685	4,159
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/32	2,500	2,813
				135,761
New York (15.3%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19 (ETM)	1,185	1,212
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/20 (Prere.)	2,680	2,813
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/20 (Prere.)	2,575	2,703
4 Battery Park City Authority New York Revenue
TOB VRDO	1.540%	8/1/18 LOC	20,960	20,960
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	6,735	7,168
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,435
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/33	1,340	1,538
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/34	1,000	1,145
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/36	1,000	1,138
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/37	1,000	1,137
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,240	1,415
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,850	2,110
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	1,310	1,511
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	4,190	4,834
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26	1,460	1,693
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	5,470	6,269
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/29	600	715

Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/29	325	387
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/30	625	741
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/32	550	648
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/33	525	616
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/34	850	995
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/35	1,300	1,517
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/36	1,650	1,919
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	7,395
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	9,341
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	6,887
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,725
Freeport NY GO	5.000%	1/15/20	2,070	2,168
Hempstead NY GO	4.000%	4/1/28 (4)	7,125	7,646
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	7,500	8,647
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	12,100	13,910
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/35	15,700	17,998
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	14,000	16,004
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	7,910	9,023
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/19 (Prere.)	5,800	5,940
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	20,000	20,581
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	10,000	11,033
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/31	2,000	2,324
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/32	1,000	1,157
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	2,000	2,287
2 Long Island NY Power Authority Electric System
Revenue PUT	2.115%	11/1/18	18,650	18,653
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	125,000	135,012
Metropolitan Transportation Authority Revenue
PUT	5.000%	11/15/22	192,000	213,452

Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/20	3,500	3,708
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/28	1,555	1,841
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/29	2,255	2,670
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/30	2,500	2,928
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/32	1,780	2,067
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/33	1,725	1,996
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	1,100	1,104
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/25	2,000	2,352
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/25	2,780	3,269
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/26	2,515	2,988
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/27	1,620	1,945
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/27	1,880	2,257
Nassau County NY GO	4.000%	10/1/20 (Prere.)	5,245	5,506
Nassau County NY GO	5.000%	4/1/22	14,850	16,366
Nassau County NY GO	4.000%	10/1/22	8,755	9,107
Nassau County NY GO	5.000%	4/1/23	15,665	17,576
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/21	2,605	2,804
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,576
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/26	1,740	1,945
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/27	3,090	3,438
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,600
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,903

New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,089
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/27	3,245	3,607
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,928
New York City NY GO	5.250%	8/15/18 (Prere.)	2,130	2,133
New York City NY GO	5.250%	8/15/18 (Prere.)	5,020	5,027
New York City NY GO	5.250%	3/1/19 (Prere.)	1,970	2,014
New York City NY GO	5.450%	4/1/19 (Prere.)	6,310	6,481
New York City NY GO	5.000%	5/15/19 (Prere.)	7,870	8,089
New York City NY GO	5.000%	6/1/19	1,950	2,007
New York City NY GO	5.000%	6/1/19 (ETM)	6,725	6,922
New York City NY GO	5.000%	8/1/19	5,000	5,173
New York City NY GO	5.000%	8/1/19	17,870	18,487
New York City NY GO	5.000%	8/1/19	32,000	33,104
New York City NY GO	5.000%	8/1/19	4,500	4,655
New York City NY GO	5.000%	8/1/19	3,100	3,207
New York City NY GO	5.000%	8/1/20	5,000	5,330
New York City NY GO	5.000%	8/1/20	14,000	14,923
New York City NY GO	5.000%	8/1/20	6,060	6,460
New York City NY GO	5.000%	8/1/20	32,355	33,478
New York City NY GO	5.250%	3/1/21	2,285	2,335
New York City NY GO	5.000%	8/1/21	15,750	16,770
New York City NY GO	5.000%	8/1/21	5	5
New York City NY GO	5.000%	8/1/21	5,000	5,468
New York City NY GO	5.000%	8/1/21	10,000	10,936
New York City NY GO	5.000%	8/1/21	58,635	60,688
New York City NY GO	5.000%	8/1/21	4,000	4,374
New York City NY GO	5.000%	10/1/21	7,545	8,287
New York City NY GO	5.000%	8/1/22	6,450	7,200
New York City NY GO	5.000%	8/1/22	1,305	1,457
New York City NY GO	5.000%	8/1/22	5,500	6,140
New York City NY GO	5.000%	8/1/22	6,740	7,524
New York City NY GO	5.000%	8/1/22	2,500	2,791
New York City NY GO	5.000%	8/1/22	32,000	33,101
New York City NY GO	5.000%	8/1/22	18,475	19,652
New York City NY GO	5.000%	8/1/22	6,020	6,404
New York City NY GO	5.000%	8/1/22	7,465	8,333
New York City NY GO	5.250%	8/15/22	25,250	25,328
New York City NY GO	5.000%	8/1/23	3,690	4,157
New York City NY GO	5.000%	8/1/23	7,740	8,720
New York City NY GO	5.000%	8/1/23	14,590	16,269
New York City NY GO	5.000%	8/1/23	5,650	6,429
New York City NY GO	5.000%	8/1/23	3,905	4,444
New York City NY GO	5.000%	8/1/23	2,000	2,068
New York City NY GO	5.250%	8/15/23	16,800	16,852
New York City NY GO	5.000%	10/1/23	4,465	4,997
New York City NY GO	5.000%	4/1/24	17,335	19,144
New York City NY GO	5.000%	8/1/24	15,000	17,329
New York City NY GO	5.000%	8/1/24	17,010	19,652
New York City NY GO	5.000%	8/1/24	20,010	22,770
New York City NY GO	5.000%	8/1/24	4,025	4,482
New York City NY GO	5.000%	8/1/24	5,310	5,765
New York City NY GO	5.000%	8/1/24	8,085	8,597
New York City NY GO	5.000%	8/1/24	14,000	16,174
New York City NY GO	5.250%	8/15/24	23,815	23,888

New York City NY GO	5.000%	10/1/24	4,500	5,031
New York City NY GO	5.000%	10/1/24	5,000	5,449
New York City NY GO	5.000%	12/1/24	5,000	5,804
New York City NY GO	5.000%	8/1/25	35,335	41,369
New York City NY GO	5.000%	8/1/25	3,630	4,250
New York City NY GO	5.000%	8/1/25	15,500	18,147
New York City NY GO	5.000%	8/1/25	5,000	5,547
New York City NY GO	5.000%	8/1/25	10,640	12,457
New York City NY GO	5.000%	8/1/25	3,300	3,618
New York City NY GO	5.000%	10/1/25	10,985	12,235
New York City NY GO	5.000%	12/1/25	18,050	21,227
New York City NY GO	5.000%	4/1/26	10,000	10,999
New York City NY GO	5.000%	4/1/26	3,590	3,673
New York City NY GO	5.000%	8/1/26	5,040	5,587
New York City NY GO	5.000%	8/1/26	14,215	16,096
New York City NY GO	5.000%	8/1/26	9,735	11,023
New York City NY GO	5.000%	8/1/26	2,630	3,110
New York City NY GO	5.000%	10/1/26	23,890	26,587
New York City NY GO	5.000%	4/1/27	14,780	16,223
New York City NY GO	5.000%	8/1/27	4,705	5,144
New York City NY GO	5.000%	8/1/27	6,600	7,467
New York City NY GO	5.000%	8/1/27	20,000	23,540
New York City NY GO	5.000%	10/1/27	15,000	16,656
New York City NY GO	5.000%	8/1/28	18,000	19,662
New York City NY GO	5.000%	8/1/28	9,300	10,626
New York City NY GO	5.000%	3/1/29	27,590	31,208
New York City NY GO	5.000%	5/15/29	30	31
New York City NY GO	5.000%	8/1/29	1,770	2,087
New York City NY GO	5.000%	8/1/29	9,715	10,971
New York City NY GO	5.000%	3/1/30	16,230	18,304
New York City NY GO	5.000%	8/1/30	23,000	24,921
New York City NY GO	5.000%	8/1/30	6,845	7,699
New York City NY GO	5.000%	8/1/30	5,380	6,115
New York City NY GO	5.000%	8/1/30	10,655	11,984
New York City NY GO	5.000%	3/1/31	33,315	37,461
New York City NY GO	5.450%	4/1/31	10	10
New York City NY GO	4.000%	8/1/31	30,000	32,075
New York City NY GO	5.000%	10/1/31	34,050	36,991
New York City NY GO	5.000%	12/1/31	3,000	3,485
New York City NY GO	5.000%	8/1/32	1,475	1,595
New York City NY GO	5.000%	8/1/33	5,000	5,672
New York City NY GO	5.000%	8/1/33	5,000	5,830
New York City NY GO	5.000%	12/1/33	11,750	13,536
New York City NY GO	5.000%	12/1/34	4,000	4,595
New York City NY GO	5.000%	4/1/35	8,000	9,290
New York City NY GO	4.000%	8/1/35	15,000	15,776
New York City NY GO	5.000%	12/1/35	3,000	3,437
New York City NY GO	5.000%	4/1/36	12,750	14,782
New York City NY GO	5.000%	10/1/36	4,000	4,602
New York City NY GO VRDO	1.450%	8/1/18 LOC	7,025	7,025
New York City NY GO VRDO	0.930%	8/7/18 LOC	15,875	15,875
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,500	3,673
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	20,061
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/26	12,940	14,414

New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	17,300	19,266
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	22,000	24,469
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	12,500	13,860
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.500%	11/1/33	5,000	4,994
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/38	8,000	8,021
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	34,510	34,551
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.000%	2/15/48	9,000	8,988
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	1,000	998
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	38,015
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	28,110
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	45,015
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	4,770
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	5,711
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	5,000	5,296
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	26,561
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	9,527
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	33,064
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	18,967
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,560	6,401
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,010
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/33	10,050	11,630
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/33	5,000	5,922
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	5,165	5,884
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	55,671
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	16,700	18,964
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,425	11,785
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	22,165	25,107

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/37	13,350	14,021
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	13,000	15,026
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.490%	8/1/18	25,685	25,685
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.490%	8/1/18	35,050	35,050
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24	15,885	18,551
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	6,000	6,928
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24	7,040	7,149
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	13,090	13,309
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	10,085	11,804
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	8,185	8,322
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	10,520	10,696
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/27	4,615	4,691
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/28	3,465	3,520
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	11,000	12,684
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,745
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	9,500	9,643
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	5,000	5,728
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	9,000	10,336
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	6,000	6,611
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	18,000	19,508
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,270	6,016
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,950	4,346
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	5,020	5,713
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	10,000	11,340
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	3,890	4,530
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	10,000	11,307
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	10,000	11,334

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	10,000	11,305
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/38	3,350	3,851
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	11,090	11,384
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	3,570	3,727
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19 (Prere.)	45	47
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	2,647
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	10,269
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	13,500	14,493
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,050	17,657
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	19,955	20,814
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	4,000	4,495
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/23	16,780	18,614
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	14,020	16,045
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/24	6,000	6,462
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	20,000	23,239
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,985	2,306
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	14,245	15,952
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	15,550	17,097
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,095	1,204
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	6,010	6,608
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	12,220	14,199
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	10,030	11,573
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	4,295	4,623
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,500	6,042
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,492
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,492
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,795	11,613
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	11,070

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	2,635	2,892
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	8,620	9,460
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	8,887
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	1,435	1,573
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	4,000	4,383
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	10,000	10,952
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	27,568
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/28	5,020	5,754
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	7,000	8,143
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	12,000	13,409
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/30	5,750	6,149
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	8,000	8,578
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	19,000	20,867
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	8,010	9,226
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	24,475	26,748
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	12,700	14,088
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	10,030	11,598
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	15,820	18,421
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	13,750	15,621
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	16,500	18,021
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	4,270	4,737
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	17,500	19,374
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/33	10,500	12,140
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	20,000	23,202
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	14,000	16,241
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	7,985	9,162
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	12,150	13,781
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	13,700	15,683

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	14,415	16,618
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	24,110	27,888
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	11,443
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	15,910	18,027
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	11,150	12,717
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	27,325	30,650
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	9,500	10,870
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,334
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	7,010	7,972
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	17,060	19,582
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/35	8,885	9,323
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	20,000	23,031
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	22,020	24,911
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	13,290	15,139
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	10,000	11,410
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/36	7,240	8,287
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/36	7,000	7,312
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	20,000	22,964
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	3,000	3,405
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/36	4,000	4,557
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	10,000	11,386
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/37	6,895	7,181
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	19,000	21,767
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.490%	8/1/18	44,000	44,000
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.000%	12/1/26	27,000	32,002
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	5,875
1 New York City Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/35	15,000	17,471
1 New York City Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/36	18,000	20,898

1 New York City Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/37	15,000	17,387
New York Convention Center Development
Corp. Revenue	0.000%	11/15/34	5,500	2,989
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	14,369
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	14,000	15,403
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	19,640	24,132
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	34,225	36,754
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	22,625	24,466
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	9,000	9,732
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	20,730	22,416
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	24,500	26,493
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/21 (Prere.)	8,000	8,768
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	3,850	4,250
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	19,000	20,886
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	1,500	1,656
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	12,125	13,386
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	17,758
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	10,000	11,230
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	13,665	15,443
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	12,735	14,392
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	8,500	9,606
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	8,425	9,462
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	1,695	1,934
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	5,520	6,299
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	5,480	6,254
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	12,705	14,498
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	1,370	1,563
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	2,300	2,625
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,675	7,470
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	42,000	47,927

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	5,035	5,746
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,680	7,461
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	10,020	11,576
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	31,050	34,600
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	11,500	13,404
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	5,400	6,006
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	7,045	8,275
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,524
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	6,165	7,289
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,410	4,032
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,515	5,351
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	15,000	16,611
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	20,500	23,814
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,585	4,171
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	5,000	5,792
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	20,000	23,481
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	10,260	11,340
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	5,500	6,406
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/31	60,000	63,848
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	7,000	7,899
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	50,000	53,034
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,000	5,633
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	13,055	14,351
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	19,605	21,524
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/37	1,000	1,034
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	10,740	11,241
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.890%	11/1/19	8,000	8,071
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	3,195	3,527

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	4,790	5,288
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	7,245	7,998
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	11,530	12,729
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	6,125	6,762
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	10,360	11,437
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	10,910	12,045
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	11,415	12,602
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	2,000	2,216
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	10,500	11,634
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,805	7,458
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,210	11,186
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	15,000	17,835
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/32	4,000	4,285
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	27,000	28,655
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	10,900	12,566
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/34	11,445	13,158
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	59,700	68,399
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	12,610	14,448
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	53,415	55,203
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	89,720	95,407
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	6,805	6,887
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22 (Prere.)	2,000	2,260
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,780
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/19	8,450	8,809
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	18,000	18,883
New York NY GO	5.000%	8/1/28	30,000	35,584
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	2/15/19 (4)	1,220	1,224
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,015	10,678
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,132

New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/20 (Prere.)	4,330	4,608
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/20 (Prere.)	3,925	4,177
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/20 (Prere.)	2,125	2,261
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	2,000	2,183
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	2,320	2,533
New York State Dormitory Authority Revenue	5.000%	1/15/26	1,500	1,760
New York State Dormitory Authority Revenue	5.000%	7/1/26	1,650	1,960
New York State Dormitory Authority Revenue	5.000%	10/1/26 (4)	3,000	3,553
New York State Dormitory Authority Revenue	5.000%	1/15/27	3,755	4,447
New York State Dormitory Authority Revenue	5.000%	7/1/27	1,785	2,147
New York State Dormitory Authority Revenue	5.000%	10/1/27 (4)	2,590	3,044
New York State Dormitory Authority Revenue	5.000%	7/1/28	1,100	1,336
New York State Dormitory Authority Revenue	5.000%	10/1/28 (4)	2,430	2,849
New York State Dormitory Authority Revenue	5.000%	10/1/29 (4)	2,145	2,504
New York State Dormitory Authority Revenue	5.000%	10/1/31 (4)	1,315	1,525
New York State Dormitory Authority Revenue	5.000%	10/1/32 (4)	1,000	1,156
New York State Dormitory Authority Revenue	5.000%	3/15/35	38,335	44,595
New York State Dormitory Authority Revenue	5.000%	7/1/39	4,000	4,641
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/19	430	431
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20 (Prere.)	215	229
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	4,785	5,089
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/21	19,375	21,336
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/20	6,485	6,886
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/21	3,500	3,810
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/21 (Prere.)	1,070	1,170
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/21 (Prere.)	1,625	1,782
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/21 (Prere.)	1,200	1,319
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24	9,345	10,677
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	6,500	7,389
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29	10,000	11,313
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30	4,500	5,073
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	12,000	13,433

New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,647
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,095
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,094
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/18 (Prere.)	2,520	2,524
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	70	70
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20 (ETM)	10	11
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20	13,280	14,151
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (4)	215	216
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/26	5,850	6,703
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/27	3,750	4,315
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/28	2,125	2,462
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,640	3,849
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,585
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,700	1,770
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/26	4,060	4,823
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/34	15,010	17,270
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/35	17,500	20,068
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	9,000	10,293
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	20,000	20,446
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	2,875	2,939
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/19	15,000	15,715
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	25	26
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	21
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	30	32

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/18/20 (Prere.)	990	1,040
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,000	12,618
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	36,430	39,373
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	920	1,014
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	3,835	4,226
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	56,335	62,341
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	33,415	36,977
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	1,340	1,477
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	7,882
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	25,000	28,213
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	8,500	9,624
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	35,905	41,279
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	4,695	5,180
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	20,040	23,384
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	10,015	11,430
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	30,480	35,367
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	41,285	48,644
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	19,540	21,510
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	19,015
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	2,788
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	10,300	11,573
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	10,045	11,414
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	20,000	23,076
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	21,000	24,977
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	30,650	33,025
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	15,120	17,472
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	31,410	37,042
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	26,924

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	11,580	13,320
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	10,000	11,318
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	39,000	45,765
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	26,924
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	10,015	11,324
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	18,905	20,716
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	10	11
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	34,454
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	20,740	23,488
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	17,240	18,910
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	7,500	8,203
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/33	57,500	61,177
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	1,070	1,169
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,135	11,095
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	34,000	36,017
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	36,795	41,424
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	32,000	33,776
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	17,050	19,456
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	5,440	6,191
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,601
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	3,475	3,616
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	10,000	10,702
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (Prere.)	6,610	7,086
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,369
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	750	821
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (Prere.)	15,575	17,116
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (Prere.)	18,485	20,314
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (Prere.)	4,435	4,874

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	500	559
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	780	849
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	390	416
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23 (4)	1,035	1,155
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	1,250	1,397
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	950	1,041
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,290	6,974
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,671
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	1,000	1,118
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	7,595	8,395
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,112
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,000	1,118
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	750	837
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,717
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	65	70
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	475	527
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27	500	557
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28	425	472
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	200	222
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29	500	555
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	6,815	7,037
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/21	17,750	18,326
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/28	1,775	2,100
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	1,545	1,817
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/22	9,240	10,281
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	10,865	12,027
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	3,000	3,306
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/30	1,000	1,102

New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/26	1,030	1,200
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/27	2,500	2,910
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/35	3,000	3,377
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/36	2,000	2,245
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	16,000	17,312
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	43,155	47,780
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	19,505	21,596
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	2,715	3,068
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	14,895	17,122
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	35,000	40,841
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	12,810	14,948
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	51,000	59,411
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	6,000	6,924
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	17,625	20,271
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	27,610	31,639
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	14,260	16,458
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	32,000	36,559
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	37,165	42,772
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	18,835	21,630
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp.)	3.500%	10/1/29	20,000	20,018
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	5.140%	8/3/18 (10)	1,210	1,210
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	5.204%	12/1/25 (2)	7,840	7,840
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	5.192%	3/1/27 (2)	2,210	2,210
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.)	3.000%	7/1/25	20,000	20,074
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	15,795	16,025

New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	7,170	7,274
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	70	71
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/25	155	157
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/21	4,370	4,766
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/23	2,250	2,570
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/27	10,000	10,876
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/27	5,060	5,741
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/28	11,460	12,461
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/29	17,830	19,382
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/30	26,230	28,490
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/31	3,670	3,983
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/32	5,000	5,893
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/33	15,655	18,383
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/33	4,360	5,182
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/34	7,145	8,472
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/34	8,000	9,367
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/35	5,385	6,360
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/35	9,500	11,090
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/36	6,830	8,040
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/36	9,500	11,058

1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/37	9,960	11,678
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/37	4,745	5,507
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	11
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/23	3,785	4,118
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	3,769
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	6,548
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,631
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	6,674
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	5,766
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	1,989
New York State GO	5.000%	2/1/30	3,000	3,146
New York State GO	5.000%	2/15/30	20,000	21,518
New York State Thruway Authority Revenue	5.000%	1/1/26	1,725	2,009
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	23,129
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	7,627
New York State Thruway Authority Revenue	5.000%	1/1/34	4,000	4,511
New York State Thruway Authority Revenue	5.000%	1/1/35	3,000	3,373
New York State Thruway Authority Revenue	5.000%	1/1/36	4,000	4,486
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/19 (Prere.)	3,000	3,071
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	23,313
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	14,572
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	29,279
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	9/15/18 (Prere.)	19,395	19,484
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	7,000	7,158
New York State Urban Development Corp.
Revenue	5.000%	12/15/18 (Prere.)	2,615	2,651

New York State Urban Development Corp.
Revenue	5.000%	12/15/18 (Prere.)	2,000	2,028
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	7,500	7,515
New York State Urban Development Corp.
Revenue	5.000%	1/1/26	7,910	7,925
New York State Urban Development Corp.
Revenue	5.000%	3/15/35	28,890	33,107
New York State Urban Development Corp.
Revenue	5.000%	3/15/36	44,080	50,371
New York State Urban Development Corp.
Revenue	5.000%	3/15/37	46,400	52,909
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.375%	3/15/19 (Prere.)	7,895	8,043
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	6,085	6,223
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	40,760	42,703
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	37,937
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	10,958
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	13,310	13,935
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.375%	3/15/22	1,125	1,144
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	18,695	20,726
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	23,647
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	12,624
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	35,500	40,868
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	52,210	59,986
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	19,897
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	21,582
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	40,000	45,662
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	865	883
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	16,050
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	10,756
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	17,897
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	31,354
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	30,000	34,567
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	34,410

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	31,191
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	30,000	34,295
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	7,620	8,685
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	8,165	8,562
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	11,889
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/22	5,120	5,363
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/19	350	359
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,250	1,442
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/30	18,635	20,124
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/31	27,175	31,413
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/32	3,500	4,110
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	1,000	1,135
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/34	4,765	5,557
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	7,000	7,978
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	26,269
Suffolk County NY GO	5.000%	5/15/21 (4)	9,280	10,057
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	2.896%	8/9/18 (2)	4,375	4,375
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/25	4,500	4,987
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/25	12,000	13,671
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/26	6,050	6,966
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/27	5,500	6,380
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	7,000	7,911
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/29	7,500	8,439
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/31	10,000	11,171
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/32	8,445	9,407
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/33	5,000	5,549
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/35	5,000	5,517
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18 (Prere.)	15,405	15,572

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18 (Prere.)	4,575	4,625
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/22 (Prere.)	15,000	16,614
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/22 (Prere.)	15,000	16,614
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	11,000	12,659
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	8,185	9,620
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	2,840	2,869
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	10,000	11,720
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/32	14,270	16,675
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,000	3,493
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	5,210	6,066
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	14,900	17,100
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	8,350	9,583
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	2,045	2,340
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	3,460	3,958
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	2,500	2,896
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	11,000	12,743
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	6,065	6,924
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	13,245	15,277
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	2,500	2,877
United Nations Development Corp. New York
Revenue	5.000%	7/1/21	7,200	7,424
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	33,000	37,780
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	5,140	5,859
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	20,825	24,021
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	24,860	28,793
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	38,500	44,159
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	15,000	17,316
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	50,905	58,314
3 Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	30,000	34,259
Westchester County NY GO	5.000%	7/1/21 (ETM)	240	262

Westchester County NY GO	5.000%	7/1/21	11,740	12,844
Westchester County NY GO	5.000%	7/1/21 (ETM)	335	365
Westchester County NY GO	4.000%	7/1/29	5,920	6,641
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	870	952
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	1,935	2,056
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	130	140
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	2,600	2,858
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/32	2,375	2,600
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/33	2,965	3,230
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/25	1,505	1,702
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/27	4,405	5,043
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/28	3,000	3,410
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/29	4,490	5,074
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/30	4,645	5,200
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/31	2,740	3,052
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/32	2,160	2,396
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/34	2,525	2,776
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/35	3,685	4,037
				8,954,336
North Carolina (1.0%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/19	2,515	2,589
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/20	5,280	5,601
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/19	500	512
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/21	1,310	1,417
Cary NC Combined Utility Systems Revenue	5.000%	12/1/30	1,010	1,210
Cary NC Combined Utility Systems Revenue	4.000%	12/1/31	1,200	1,295
Cary NC Combined Utility Systems Revenue	4.000%	12/1/32	1,430	1,540
Cary NC Combined Utility Systems Revenue	4.000%	12/1/33	3,090	3,314
Cary NC Combined Utility Systems Revenue	4.000%	12/1/34	3,000	3,207
Cary NC Combined Utility Systems Revenue	4.000%	12/1/35	2,500	2,664
Charlotte NC Airport Revenue	5.000%	7/1/27	3,350	3,998
Charlotte NC Airport Revenue	5.000%	7/1/28	2,200	2,610
Charlotte NC Airport Revenue	5.000%	7/1/29	2,210	2,610
Charlotte NC Airport Revenue	5.000%	7/1/30	3,100	3,648
Charlotte NC Airport Revenue	5.000%	7/1/31	1,690	1,981
Charlotte NC Airport Revenue	4.000%	7/1/32	1,000	1,068
Charlotte NC Airport Revenue	4.000%	7/1/33	2,465	2,621
Charlotte NC Airport Revenue	5.000%	7/1/33	1,660	1,931

Charlotte NC Airport Revenue	5.000%	7/1/36	1,840	2,123
Charlotte NC GO	5.000%	7/1/22	3,280	3,660
Charlotte NC GO	5.000%	7/1/23	3,355	3,749
Durham Capital Financing Corp. North Carolina
Limited Obligation Revenue	5.000%	6/1/33	3,210	3,590
Durham County NC GO	5.000%	10/1/23	5,105	5,853
Durham County NC GO	5.000%	10/1/28	1,945	2,307
Guilford County NC GO	5.000%	3/1/22	3,230	3,580
Mecklenburg County NC COP	4.750%	2/1/19 (Prere.)	2,500	2,542
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,200	1,222
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	3,390	3,451
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,000	1,018
Mecklenburg County NC GO	5.000%	3/1/19 (Prere.)	3,715	3,791
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,210
Mecklenburg County NC GO	5.000%	12/1/27	2,585	3,085
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/19 (Prere.)	9,900	10,291
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/28	4,000	4,665
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/35	1,500	1,700
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/36	1,250	1,413
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,260	4,443
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	15,912
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	16,282
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	30,510	32,284
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	28,585	30,247
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	14,658
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,051
North Carolina GAN	5.000%	3/1/21	2,075	2,239
North Carolina GAN	5.000%	3/1/24	13,000	14,894
North Carolina GAN	5.000%	3/1/25	19,100	22,207
North Carolina GAN	5.000%	3/1/27	5,955	6,837
North Carolina GAN	5.000%	3/1/29	15,000	17,086
North Carolina GO	5.000%	6/1/21	5,515	6,011
North Carolina GO	4.000%	6/1/22	21,000	22,662
North Carolina GO	4.000%	5/1/23	39,470	43,121
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/21	8,610	9,365
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/22	9,155	10,154
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,623
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/28	1,275	1,452
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/29	2,010	2,279

North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/27	4,000	4,441
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,630	13,929
North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/28	1,050	1,089
North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/29	1,000	1,036
North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/31	1,000	1,036
North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/32	1,800	1,867
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,420	1,501
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,284
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,020	5,306
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/23	1,825	2,014
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/25	1,035	1,139
North Carolina Medical Care Commission
RetirementFacilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/27	175	197
North Carolina Medical Care Commission
RetirementFacilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/29	635	709
North Carolina Medical Care Commission
RetirementFacilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/31	650	722
North Carolina Medical Care Commission
RetirementFacilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/32	500	555
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	3,205	3,253
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	1,295	1,313
North Carolina Revenue	5.000%	11/1/19	5,000	5,217
North Carolina Revenue	5.000%	5/1/29	50,060	59,275
North Carolina State University at Raleigh
General Revenue	5.000%	10/1/25	2,655	3,035
North Carolina Turnpike Authority Revenue	5.000%	1/1/25	1,785	2,024
North Carolina Turnpike Authority Revenue	5.000%	1/1/26 (4)	1,805	2,078
North Carolina Turnpike Authority Revenue	5.000%	1/1/28 (4)	2,250	2,590
North Carolina Turnpike Authority Revenue	5.000%	1/1/29 (4)	2,600	2,988
University of North Carolina at Charlotte
Revenue	4.000%	10/1/33	1,000	1,061

University of North Carolina at Charlotte
Revenue	4.000%	10/1/34	1,250	1,322
University of North Carolina at Charlotte
Revenue	4.000%	10/1/35	1,100	1,159
University of North Carolina at Greensboro
Revenue	4.000%	4/1/34	3,000	3,167
University of North Carolina at Greensboro
Revenue	4.000%	4/1/36	1,385	1,454
University of North Carolina University System
Revenue	5.250%	10/1/19 (Prere.)	1,720	1,793
University of North Carolina University System
Revenue	5.250%	10/1/19 (Prere.)	1,590	1,657
Wake County NC GO	5.000%	3/1/20	9,340	9,840
Wake County NC GO	5.000%	3/1/21	5,125	5,549
Wake County NC GO	5.000%	3/1/22	18,150	20,122
Wake County NC GO	5.000%	3/1/23	18,730	21,230
Wake County NC Limited Obligation Revenue	5.000%	6/1/19 (Prere.)	3,000	3,087
Wake County NC Limited Obligation Revenue	5.000%	12/1/20	6,380	6,859
Wake County NC Public Improvement GO	5.000%	9/1/21	2,400	2,631
				584,402
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,500	1,629
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,000	1,086
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,300	1,412
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/25	3,000	3,405
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/26	5,060	5,777
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/29	2,000	2,249
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/30	1,800	2,017
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/31	1,800	2,009
				19,584
Ohio (3.0%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Centerof Akron)	5.000%	11/15/32	7,500	8,187
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/27	1,340	1,529
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/28	1,210	1,373
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/29	1,315	1,483
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/31	1,000	1,120

Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/34	3,540	3,923
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27	5,830	6,429
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/31	2,125	2,272
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/32	1,650	1,756
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/33	1,150	1,209
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	30,000	32,136
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/26	12,025	13,788
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/27	10,235	11,812
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/28	6,010	6,981
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/29	11,040	12,744
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/36	5,750	5,869
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	10,000	10,182
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/38	3,600	3,660
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	11,430	11,966
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	10,000	10,466
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/22 (Prere.)	2,375	2,621
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/22 (Prere.)	6,120	6,807
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	9,145	9,927
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/32	13,480	14,623
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/19	13,050	13,315
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,530	11,032
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/26	8,480	9,789
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/27	7,465	8,667
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/28	3,060	3,581
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/29	3,805	4,429
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/30	1,825	1,898
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/31	1,565	1,622
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/32	1,850	1,908
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/19 (Prere.)	5,000	5,097

American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/34	4,520	5,160
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/35	3,000	3,414
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/37	4,220	4,777
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	2,335	2,639
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	7,000	7,120
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/30	1,025	1,163
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/25	2,020	2,313
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/26	2,360	2,709
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/27	1,800	2,077
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/28	1,780	2,037
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/31	1,105	1,250
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	4.000%	12/1/32	2,000	2,042
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/26	2,985	3,458
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/27	2,025	2,354
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/37	5,715	6,296
Cincinnati OH City School District GO	5.250%	6/1/20 (Prere.)	3,810	4,048
Cincinnati OH City School District GO	5.250%	6/1/20 (Prere.)	3,180	3,378
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	7,559
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,326
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,030	11,358
Cincinnati OH GO	5.000%	12/1/26	1,225	1,454
Cincinnati OH GO	5.000%	12/1/27	770	921
Cincinnati OH GO	4.000%	12/1/28	1,020	1,116
Cincinnati OH GO	4.000%	12/1/31	750	807
Cincinnati OH GO	4.000%	12/1/32	800	857
Cincinnati OH GO	4.000%	12/1/33	2,150	2,291
Cincinnati OH Water System Revenue	4.000%	12/1/28	2,000	2,229
Cincinnati OH Water System Revenue	4.000%	12/1/29	1,300	1,443
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/33	1,395	1,475
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/35	1,770	1,854
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/36	3,605	3,765

Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/37	2,325	2,419
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,510	1,679
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	1,075	1,211
Cleveland OH GO	5.000%	12/1/19	1,780	1,858
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	5,035	5,754
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	4,800	5,485
Cleveland OH Income Tax Revenue	5.000%	10/1/23 (Prere.)	10,035	11,468
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,851
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,050	1,168
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,400	2,650
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,500	2,760
Cleveland OH Water Revenue	5.000%	1/1/22 (Prere.)	2,250	2,484
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/29	5,000	5,427
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30	5,225	5,664
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/31	8,640	9,358
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/32	9,060	9,803
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/31	3,175	3,505
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/32	3,340	3,677
Columbus OH City School District GO	0.000%	12/1/27 (4)	14,060	10,542
Columbus OH City School District GO	0.000%	12/1/29 (4)	11,170	7,735
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,038
Columbus OH GO	5.000%	2/15/21	7,190	7,771
Columbus OH GO	5.000%	2/15/22	3,000	3,321
Columbus OH GO	4.000%	4/1/23	16,605	18,061
Columbus OH GO	5.000%	7/1/24	5,655	6,556
Columbus OH GO	4.000%	8/15/24	3,425	3,778
Columbus OH GO	5.000%	8/15/24	10,305	11,972
Columbus OH GO	4.000%	8/15/27	7,500	8,212
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/20 (Prere.)	1,325	1,425
Columbus OH Sewer Revenue	5.000%	6/1/29	12,000	14,000
Columbus OH Sewer Revenue	5.000%	6/1/30	10,280	11,954
Columbus OH Sewer Revenue	5.000%	6/1/32	3,400	3,928
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	7,499
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	7,838
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/26	1,500	1,687
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,217
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/26	3,000	3,310
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/27	2,845	3,146

Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/30	7,145	7,836
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/32	5,385	5,856
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/37	16,500	17,609
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,740
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,309
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,725	4,288
Cuyahoga OH Community College District GO	4.000%	12/1/31	2,000	2,129
Cuyahoga OH Community College District GO	4.000%	12/1/33	1,300	1,373
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	6,610	6,943
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	3,470	3,645
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	2,500	2,626
Dayton OH City School District GO	5.000%	11/1/21	9,210	10,062
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,112
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	11,000	11,672
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	6,000	6,430
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	7,000	7,992
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/29	5,050	5,753
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	8,640	9,832
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/31	10,000	11,361
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/32	10,000	11,349
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/33	10,000	11,324
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/29	1,135	1,337
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/30	2,645	3,104
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/32	1,750	2,028
Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,225	1,452
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/25	1,125	1,248
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/26	700	781
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/27	1,225	1,281
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/31	1,500	1,639
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,635	1,792
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/33	8,115	9,104

Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/34	11,540	12,918
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/35	13,965	15,598
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/36	12,955	14,428
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,250	3,711
Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,300	3,818
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	1,500	1,585
Huber Heights OH City School District GO	4.750%	12/1/19 (Prere.)	890	927
Huber Heights OH City School District GO	4.875%	12/1/19 (Prere.)	150	156
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,044
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,044
Kent State University Ohio Revenue	5.000%	5/1/29	1,000	1,096
Kent State University Ohio Revenue	5.000%	5/1/30	1,750	1,913
Kent State University Ohio Revenue	5.000%	5/1/31	4,000	4,367
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/25	2,675	3,052
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/26	1,170	1,325
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/28	2,255	2,522
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/29	1,745	1,939
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	4,245	4,668
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/21 (Prere.)	6,000	6,740
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	7,675	8,221
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,162
Miami Valley OH Career Technology Center GO	5.000%	12/1/31	1,700	2,011
Miami Valley OH Career Technology Center GO	5.000%	12/1/32	750	884
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	4/1/19 (Prere.)	1,975	2,022
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	5,201
Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/21 (Prere.)	1,475	1,600
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	4.000%	10/1/22	2,250	2,428
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/37	3,000	3,411
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	4.000%	10/1/22	1,000	1,079
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	4.000%	10/1/22	1,805	1,948
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/23	1,000	1,141

Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/23	3,425	3,909
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/26	1,420	1,681
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/26	2,570	3,042
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/27	2,220	2,650
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/28	1,025	1,214
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/29	1,190	1,404
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/32	1,620	1,889
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/35	1,450	1,676
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	4.000%	2/1/22	5,670	6,061
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/23	2,075	2,338
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/23	5,375	6,055
Ohio Common Schools GO	5.000%	6/15/20	7,730	8,206
Ohio GO	5.000%	9/15/19	9,025	9,373
Ohio GO	5.000%	4/1/21	4,440	4,803
Ohio GO	5.000%	9/15/22	4,000	4,481
Ohio GO	5.000%	9/15/22	9,865	11,050
Ohio GO	5.000%	11/1/22	11,100	12,473
Ohio GO	5.000%	2/1/24	4,685	5,384
Ohio GO	5.000%	9/15/24	12,500	14,517
Ohio GO	5.000%	2/1/25	9,655	11,264
Ohio GO	5.000%	5/1/25	19,550	22,924
Ohio GO	5.000%	11/1/25	7,805	9,216
Ohio GO	5.000%	2/1/26	12,660	14,944
Ohio GO	5.000%	8/1/26	25,275	30,051
Ohio GO	5.000%	9/1/26	10,000	11,899
Ohio GO	5.000%	11/1/26	7,080	8,450
Ohio GO	4.000%	2/1/27	8,220	8,718
Ohio GO	5.000%	2/1/27	11,595	13,592
Ohio GO	5.000%	5/1/27	13,525	16,190
Ohio GO	5.000%	11/1/27	6,545	7,882
Ohio GO	5.000%	5/1/28	8,450	10,226
Ohio GO	5.000%	8/1/28	19,000	23,048
Ohio GO	5.000%	9/15/28	2,835	3,443
Ohio GO	5.000%	6/15/33	16,465	18,910
Ohio GO	5.000%	6/15/35	19,795	22,603

Ohio GO	5.000%	3/15/36	5,000	5,618
Ohio GO	5.000%	6/15/36	18,000	20,501
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	4,500	4,917
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19	16,710	17,376
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19 (ETM)	7,305	7,589
Ohio Highway Capital Improvements GO	5.000%	5/1/22 (Prere.)	10,220	11,345
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/19 (Prere.)	9,330	9,471
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/19 (Prere.)	11,670	11,852
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/29	3,035	3,612
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/30	2,200	2,606
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/31	1,500	1,769
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/33	3,100	3,613
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/34	7,825	8,252
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/36	3,000	3,144
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.190%	8/1/18	10,500	10,500
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.125%	9/1/28	885	888
Ohio Infrastructure Improvement GO	5.000%	9/1/31	9,370	10,599
Ohio Infrastructure Improvement GO	5.000%	9/1/32	9,850	11,125
Ohio Infrastructure Improvement GO	5.000%	9/1/33	10,355	11,678
Ohio Infrastructure Improvement GO	5.000%	9/1/34	10,885	12,258
Ohio Infrastructure Improvement GO	5.000%	9/1/35	11,445	12,869
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/22	5,235	5,886
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	3,260	3,615
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	4,025	4,610
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/25	9,000	10,572
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/26	22,225	26,342
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/27	9,150	10,940
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	23,250	27,089
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/29	15,800	18,348
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/27	3,150	3,589
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/28	3,310	3,761
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/29	3,475	3,940

Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/25	1,000	1,165
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/31	2,450	2,881
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/32	2,200	2,577
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/33	1,610	1,878
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	250	253
Ohio State University General Receipts
Revenue	5.000%	12/1/19 (Prere.)	215	225
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,535	3,694
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	7,195	7,567
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	1,750	1,840
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	9,000	9,516
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,219
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,367
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32	16,510	17,560
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/33	13,980	14,810
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	10,000	11,549
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/36	17,060	19,627
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/37	7,385	8,457
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	5,775	5,994
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	5,950
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	5,310	5,859
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/24	3,350	3,876
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,228
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	9,976
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/26	10,525	12,580
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/27	20,000	23,957
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/27	16,000	19,208
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/28	23,000	27,510
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/28	24,590	29,390
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,737
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	8,010	8,370
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,484
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,611
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	2,088
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	2,088

University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,609
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/31	2,175	2,421
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22	2,455	2,726
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	6,385	7,026
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,000	1,100
				1,777,881
Oklahoma (0.3%)
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/26	760	840
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/27	1,500	1,665
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/28	1,750	1,934
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	5.000%	7/1/29	1,000	1,179
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/35	1,000	1,057
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/36	865	910
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/20	4,060	4,300
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/28	7,570	8,910
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/18	755	757
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/19	795	821
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/20	835	885
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/21	880	952
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/22	925	1,019
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/23	970	1,081
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/24	5,000	5,635
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/24	1,020	1,150
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/25	3,525	4,005
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/25	1,075	1,221
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/26	5,325	6,109
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/26	1,130	1,296
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/27	1,185	1,354
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/27	2,100	2,388
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	2,000	2,265

Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/29	1,310	1,480
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/30	1,380	1,554
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/31	1,450	1,628
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/23	2,515	2,851
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/24	1,500	1,725
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25	3,000	3,449
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26	12,500	14,304
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/27	3,050	3,477
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/28	2,020	2,300
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/29	2,500	2,833
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/30	2,500	2,823
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/23	1,545	1,760
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/29	3,600	4,231
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/31	4,255	4,798
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	5,000	5,629
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	1,850	2,153
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/33	2,500	2,899
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/34	4,385	5,072
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/18 (Prere.)	12,100	12,116
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/25	2,010	2,334
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/26	1,010	1,165
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/27	1,810	2,075
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/28	1,750	1,998
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/29	1,760	2,002
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/26	1,270	1,435

Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/27	2,075	2,357
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/29	1,300	1,480
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/33	4,500	5,043
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/38	9,000	10,005
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/29	350	402
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/32	3,770	4,270
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/33	6,055	6,851
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/33	1,500	1,698
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21 (Prere.)	1,160	1,250
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/24	3,550	4,087
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/25	6,175	7,188
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/25	1,000	1,115
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/26	350	392
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,047
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,407
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,158
University of Oklahoma Revenue	5.000%	7/1/32	680	733
				193,307
Oregon (0.9%)
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/33	11,875	13,833
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/37	16,370	18,861
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/28	3,500	4,171
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/29	3,000	3,559
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/30	2,245	2,650
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/29	1,425	1,687
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/32	2,015	2,361
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/34	2,455	2,858
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/35	2,000	2,321
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/36	2,500	2,893
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/30	550	610
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/36	2,500	2,727
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/36	10,000	11,697

Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/37	10,000	11,669
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/38	10,000	11,651
Metro OR GO	5.000%	6/1/26	1,640	1,948
Multnomah and Clackamas Counties OR School
District GO	5.000%	6/15/26	2,005	2,372
Multnomah County OR School District GO	5.000%	6/15/20	21,515	22,844
Multnomah County OR School District GO	5.000%	6/15/21	36,255	39,474
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	3,520	3,612
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	2,220	2,278
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	1,750	1,796
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	3,130	3,211
Oregon Department of Administrative Services
COP	5.000%	11/1/19	2,000	2,084
Oregon Department of Administrative Services
COP	5.000%	11/1/19 (Prere.)	4,310	4,488
Oregon Department of Administrative Services
COP	5.000%	11/1/20	5,350	5,575
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/21 (Prere.)	5,340	5,817
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	3,500	3,969
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	2,110	2,392
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	1,430	1,621
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	6,355	7,206
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/24	7,000	8,078
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	5,440	6,361
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	8,015	9,218
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	2,130	2,450
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/26	2,275	2,646
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/26	2,445	2,844
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/29	8,000	9,247
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/30	4,705	5,548
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/30	2,000	2,358
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	11,010	12,250
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	3,480	4,089
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	860	932

Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	5,560	6,181
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	5,545	6,157
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	4,000	4,663
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/34	2,585	3,005
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/35	4,000	4,636
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/36	1,670	1,930
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/24	3,020	3,522
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/27	2,020	2,340
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/28	5,500	6,350
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/29	9,500	10,933
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	2,500	2,869
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	7,610	8,065
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,705	8,386
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/32	4,000	4,534
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/33	4,000	4,513
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/22	1,000	1,119
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/23	1,250	1,422
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/26	1,810	2,044
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/27	2,025	2,275
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/28	2,500	2,803
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/29	1,420	1,588
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/26	1,080	1,246
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/27	2,725	3,094
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/28	3,965	4,483
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/27	595	683
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/29	750	855
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/30	700	796
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/31	700	794

Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/32	1,000	1,132
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/33	1,100	1,240
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/34	1,280	1,437
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/35	1,200	1,342
Oregon GO	5.000%	5/1/21 (Prere.)	1,570	1,706
Oregon GO	5.000%	5/1/21 (Prere.)	2,415	2,624
Oregon GO	5.000%	5/1/21 (Prere.)	5,165	5,612
Oregon GO	5.000%	5/1/21 (Prere.)	5,685	6,177
Oregon GO	5.000%	5/1/21 (Prere.)	3,370	3,661
Oregon GO	5.000%	5/1/21 (Prere.)	1,490	1,619
Oregon GO	5.000%	5/1/21 (Prere.)	2,460	2,673
Oregon GO	5.000%	5/1/21 (Prere.)	2,755	2,993
Oregon GO	5.000%	5/1/21 (Prere.)	2,890	3,140
Oregon GO	5.000%	5/1/21 (Prere.)	1,760	1,912
Oregon GO	5.000%	5/1/31	2,915	3,256
Oregon GO	5.000%	5/1/32	2,060	2,298
Oregon GO	5.000%	5/1/32	3,320	3,897
Oregon GO	5.000%	11/1/32	1,440	1,623
Oregon GO	5.000%	5/1/33	3,000	3,509
Oregon GO	5.000%	5/1/34	2,675	3,120
Oregon GO	5.000%	5/1/35	2,750	3,191
Oregon GO	5.000%	5/1/37	4,360	5,034
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	1,650	1,816
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,050	2,256
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,585	2,845
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,725	2,999
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	2,865	3,153
Oregon GO (Oregon University System
Projects)	5.250%	8/2/21 (Prere.)	3,015	3,318
Port of Portland OR International Airport
Revenue	5.000%	7/1/29	1,650	1,884
Port of Portland OR International Airport
Revenue	5.000%	7/1/30	1,000	1,138
Port of Portland OR International Airport
Revenue	5.000%	7/1/32	1,065	1,205
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,000	3,374
Portland Community College District GO	5.000%	6/15/25	1,500	1,762
Portland Community College District GO	5.000%	6/15/26	1,150	1,367
Portland OR Sewer System Revenue	5.000%	6/1/20	43,210	45,825
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/26	1,115	1,301
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/27	1,325	1,559
Tri-County Metropolitan Transportation District
of Oregon Payroll Tax Revenue	5.000%	9/1/32	1,610	1,873
Tri-County Metropolitan Transportation District
of Oregon Payroll Tax Revenue	5.000%	9/1/33	2,310	2,679

Tri-County Metropolitan Transportation District
of Oregon Payroll Tax Revenue	5.000%	9/1/34	2,500	2,891
Washington & Clackamas Counties OR School
District No. 23J GO	5.000%	6/15/31	5,460	6,416
Washington & Clackamas Counties OR School
District No. 23J GO	5.000%	6/15/32	4,105	4,803
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/35	10,000	11,581
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/36	12,075	13,943
				554,726
Pennsylvania (4.8%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	15,000	15,631
Allegheny County PA GO	5.000%	11/1/25	7,445	8,661
Allegheny County PA GO	5.000%	11/1/29	12,020	13,897
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	1,290	1,408
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	2,720	2,970
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	2.300%	2/1/21	8,770	8,819
4 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	1.540%	8/1/18 LOC	20,050	20,050
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	18,595
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/23	3,475	3,949
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/24	2,500	2,873
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/34 (4)	2,000	2,083
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	2,795	3,019
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,682
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	2,000	2,128
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/27	5,500	6,126
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,440
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,500	2,794
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	3,740	3,939
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,143
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/32	2,575	2,692
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	1,200	1,248
Allentown PA School District GO	5.000%	6/1/33 (15)	1,545	1,714
Allentown PA School District GO	5.000%	6/1/34 (15)	2,000	2,212
Allentown PA School District GO	5.000%	6/1/37 (15)	1,500	1,646

Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/26	1,015	1,167
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/27	2,050	2,365
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/28	2,500	2,858
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/29	2,250	2,556
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/30	2,750	3,113
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/31	5,525	5,688
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/32	1,700	1,745
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/34	2,500	2,794
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/36	1,815	2,016
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/37	2,500	2,771
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	6/1/19 (15)	2,000	2,057
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/25 (4)	1,195	1,392
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/26 (4)	1,000	1,176
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/27 (4)	530	628
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	1,000	1,176
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/31	1,825	2,038
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/32	1,915	2,135
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/26	1,000	1,157
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/27	1,000	1,163
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/28	1,500	1,755
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	13,898
Central Bucks County PA School District GO	5.000%	5/15/20 (ETM)	625	660
Central Bucks County PA School District GO	5.000%	5/15/20	1,645	1,743
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/31	1,350	1,565

Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/34	2,100	2,405
Coatesville PA School District GO	5.000%	8/1/24 (4)	2,095	2,363
Coatesville PA School District GO	5.000%	8/1/25 (4)	1,130	1,286
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,158
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	875	952
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	5,500	6,225
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/26	8,500	9,672
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/27	3,500	4,001
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	9,020	10,363
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/29	4,000	4,567
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/30	3,000	3,412
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,000	7,585
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/34	1,875	2,099
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/35	4,100	4,571
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/39 (4)	2,000	2,042
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/19 (Prere.)	3,075	3,130
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/19 (Prere.)	3,770	3,841
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/20	340	345
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/21	420	427
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	7,060	7,321
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/29	1,525	1,740
Delaware County PA GO	5.000%	10/1/21	1,645	1,805
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	2,035	2,391
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/37	3,500	4,017
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	4,850	5,379
Harrisburg PA School District GO	5.000%	11/15/26 (4)	4,560	5,250
Harrisburg PA School District GO	5.000%	11/15/27 (4)	1,375	1,592

Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/26	6,730	7,937
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/28	1,430	1,675
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/29	1,385	1,616
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/33	3,000	3,451
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/34	3,000	3,442
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	5,750	6,434
Luzerne County PA GO	5.000%	12/15/25 (4)	500	566
Luzerne County PA GO	5.000%	12/15/25 (4)	400	453
Luzerne County PA GO	5.000%	12/15/26 (4)	1,000	1,137
Luzerne County PA GO	5.000%	12/15/26 (4)	500	568
Luzerne County PA GO	5.000%	12/15/27 (4)	500	570
Luzerne County PA GO	5.000%	12/15/27 (4)	500	570
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/26 (4)	530	586
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/27 (4)	5,490	6,039
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/21	1,000	1,083
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/22	1,025	1,130
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/24	585	660
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/25	1,085	1,227
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/26	675	767
Middletown PA School District GO	5.000%	3/1/22 (Prere.)	3,030	3,352
Middletown PA School District GO	5.000%	3/1/22 (Prere.)	3,375	3,734
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	7,125	7,848
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19 (Prere.)	5,765	5,926
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	7,000	7,770
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	6,000	6,660
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	8,500	9,436
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/26	2,000	2,310

Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/27	2,165	2,516
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/28	2,250	2,633
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/29	4,125	4,803
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/30	4,000	4,635
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	8,000	8,641
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/24	4,665	5,087
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	7,840	8,604
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/26	7,435	8,208
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/27	3,500	3,843
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/29	3,850	4,197
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/31	8,350	9,052
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/32	9,055	9,778
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	4,255	4,254
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	3,250	3,249
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	19,000	18,996
Montour PA School District GO	5.000%	4/1/32 (4)	3,245	3,681
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	5,855	6,246
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.750%	7/1/35	6,925	7,366
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/18 (Prere.)	1,000	1,001

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/18 (Prere.)	1,000	1,001
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	3,000	3,004
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	1,500	1,502
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	1,000	1,001
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/24	2,815	3,197
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/25	2,025	2,323
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/27	2,835	3,233
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/29	5,205	5,888
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/30	7,720	8,704
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/31	8,130	9,135
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.850%	8/7/18	2,105	2,105
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	2,460	2,565
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	18,237
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,405	1,573
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,050	3,468
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,265	2,598
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/25	2,000	2,328
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,035	3,457
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/26	5,180	6,080
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,325
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/27	4,130	4,883
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/28	10,015	11,689

Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	6,735
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	9,000	10,351
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/29	4,000	4,648
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	2,020	2,338
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	14,446
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/31	2,000	2,308
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	7,621
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/32	2,250	2,589
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	11,073
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	10,917
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/34	5,000	5,137
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	16,500	17,118
Pennsylvania GO	5.000%	5/1/19	15,000	15,381
Pennsylvania GO	5.000%	7/1/19	14,925	15,381
Pennsylvania GO	5.000%	6/1/21	20,000	21,585
Pennsylvania GO	5.000%	7/1/21	32,365	34,994
Pennsylvania GO	5.375%	7/1/21	4,950	5,404
Pennsylvania GO	5.000%	11/15/21 (Prere.)	4,705	5,182
Pennsylvania GO	5.000%	6/1/22	19,450	21,409
Pennsylvania GO	5.000%	4/1/23 (Prere.)	7,500	8,508
Pennsylvania GO	4.000%	7/1/23	13,000	13,971
Pennsylvania GO	5.000%	8/15/23	43,000	48,360
Pennsylvania GO	5.000%	1/1/24	34,200	38,651
Pennsylvania GO	5.000%	8/15/24	24,500	27,941
Pennsylvania GO	5.000%	3/15/25	7,000	8,015
Pennsylvania GO	5.000%	1/1/26	35,000	40,223
Pennsylvania GO	5.000%	9/15/26	24,500	28,370
Pennsylvania GO	5.000%	9/15/27	15,375	17,612
Pennsylvania GO	5.000%	3/15/28	6,000	6,781
Pennsylvania GO	4.000%	10/15/28	11,550	12,057
Pennsylvania GO	4.000%	8/15/29 (4)	17,000	17,938
3 Pennsylvania GO	4.000%	6/15/30	24,400	25,450
Pennsylvania GO	4.000%	8/15/30 (4)	19,000	20,036
Pennsylvania GO	4.000%	3/1/33 (4)	40,000	42,115
Pennsylvania GO	4.000%	3/1/34 (4)	43,000	45,129
Pennsylvania GO	4.000%	3/1/35 (15)	18,900	19,773
Pennsylvania GO	4.000%	3/1/37 (15)	17,440	18,044
4 Pennsylvania GO TOB VRDO	0.960%	8/7/18	2,540	2,540
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/20	2,560	2,734
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/21	1,830	1,963
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	8,500	8,814

Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	10,000	10,334
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	1,745	1,940
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,394
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,359
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,551
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,800
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,808
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,260
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,245
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,220
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,350
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,236
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	3,500	3,790
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	3,047
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/27	700	767
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/28	1,650	1,804
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/30	500	545
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/32	1,000	1,086
3 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	3/1/21 (Prere.)	2,405	2,602
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/23	8,220	9,407
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/24	7,000	8,137
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/25	5,000	5,898
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	9,550	11,209

Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	4,625	5,429
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/27	2,040	2,427
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/28	1,510	1,780
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/34	6,500	6,791
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/35	5,000	5,208
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/36	7,630	7,923
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	526
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/33	5,805	6,492
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,000	2,009
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/19	2,000	2,077
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,603
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	4/1/20	1,265	1,329
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	4/1/21	1,545	1,653
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/21	4,630	4,971
Pennsylvania State University Revenue	5.000%	9/1/21	620	679
Pennsylvania State University Revenue	5.000%	9/1/21	1,400	1,533
Pennsylvania State University Revenue	4.000%	9/1/27	4,800	5,243
Pennsylvania State University Revenue	5.000%	9/1/28	5,000	5,881
Pennsylvania State University Revenue	5.000%	9/1/29	5,000	5,853
Pennsylvania State University Revenue	5.000%	9/1/30	1,780	2,077
Pennsylvania State University Revenue	5.000%	9/1/30	1,650	1,925
Pennsylvania State University Revenue	5.000%	9/1/34	5,125	5,988
Pennsylvania State University Revenue	4.000%	9/1/35	1,650	1,736
Pennsylvania State University Revenue	5.000%	9/1/35	4,400	5,121
Pennsylvania State University Revenue	5.000%	9/1/35	1,350	1,552
Pennsylvania State University Revenue	4.000%	9/1/36	1,730	1,815
Pennsylvania State University Revenue	5.000%	9/1/36	1,325	1,519
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/20 (Prere.)	4,010	4,343
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/20 (Prere.)	2,265	2,459

Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	2,190	2,462
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	2,165	2,434
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	1,825	2,052
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/23	1,770	1,968
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	6/1/25	2,070	2,387
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	6/1/26	3,340	3,884
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/31	5,570	6,349
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/33	7,250	8,208
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	2,215	2,492
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/36	3,670	4,117
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	5,865	6,555
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/23	2,905	3,268
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26	1,460	1,687
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27	1,650	1,892
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,520	4,650
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,535	3,637
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	8,585	8,832
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	9,020	9,279
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	40,980	42,159
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	4,715	4,862
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	7,280	7,608
2 Pennsylvania Turnpike Commission Revenue	2.210%	12/1/20	22,700	23,076
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,250	1,340
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,500	1,611
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,335	1,434
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,035	1,112
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,500	1,611
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	1,710	1,849
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	4,015	4,340
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	1,790	1,948
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	5,985	6,514
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	2,225	2,422
2 Pennsylvania Turnpike Commission Revenue	1.920%	12/1/21	37,500	38,066
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	6,955	7,246
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,750	17,474
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	27,855	31,610
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	37,630	43,146
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	11,910	13,656
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	3,025	3,531
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	9,845	11,187
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	35,000	40,700
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	35,035	40,473
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	2,320	2,635

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	3,300	3,887
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,275	5,979
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	1,210	1,402
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,085	5,890
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	3,615	4,251
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,050	1,222
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	5,140	5,807
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,760	2,003
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	8,875	10,102
5 Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,869
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,130
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,141
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,156
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,030	3,401
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	7,635	8,591
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,252
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,330	1,530
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,165	1,322
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/30	5,060	5,664
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,485
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	2,750	3,149
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,500	1,694
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/31	6,900	7,698
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	28,513
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,010	3,431
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,232
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	14,615	16,253
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	3,100	3,470
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	17,500	19,591
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,195	34,786
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,624
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	9,950	11,022
5 Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	4,958
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,264
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	25,577
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,458
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	8,160	9,235
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,575	2,909
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	4,025	4,451
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,770	3,055
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	22,500	24,809
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	30,420	33,668
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,407
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/36	25,765	28,335
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	4,000	4,396
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,000	5,513
Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,114
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/26	5,025	5,721
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	6,500	7,431
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/25	7,890	9,141
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/26	12,860	14,822

Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	6,750	7,753
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	3,525	4,037
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	2,500	2,853
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/34	3,250	3,654
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/35	7,135	8,000
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/31	1,010	1,178
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/33	1,900	2,200
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/34	3,830	4,415
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/35	2,850	2,958
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/36	6,220	6,427
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/37	3,000	3,347
Philadelphia PA Gas Works Revenue	5.000%	10/1/21	7,220	7,855
Philadelphia PA Gas Works Revenue	5.000%	10/1/23	5,550	6,250
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	6,400	7,274
Philadelphia PA Gas Works Revenue	5.000%	10/1/24	2,145	2,443
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	2,525	2,903
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,750	2,022
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	1,000	1,135
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	4,775	5,454
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,293
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	3,500	3,998
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	6,820	7,762
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	5,000	5,669
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	2,875	3,250
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	1,595	1,798
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	770	866
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	1,400	1,570
Philadelphia PA GO	5.000%	8/1/23	7,310	8,193
Philadelphia PA GO	5.000%	8/1/29	5,000	5,620
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/25	5,920	6,588
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/26	13,685	15,283
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/27	6,885	7,720

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/28	2,670	2,976
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/19 (Prere.)	3,500	3,615
Philadelphia PA School District GO	5.000%	9/1/21	6,300	6,647
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,204
Philadelphia PA School District GO	5.000%	9/1/25 (15)	19,910	22,719
Philadelphia PA School District GO	5.000%	9/1/26	2,295	2,594
Philadelphia PA School District GO	5.000%	9/1/32	2,100	2,325
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20	1,300	1,378
Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20 (Prere.)	3,000	3,194
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/23	2,385	2,674
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/23	2,000	2,263
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/24	3,800	4,369
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	5,510	6,292
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/26	6,410	7,545
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/26	1,175	1,384
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/27	3,875	4,587
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/27	1,585	1,877
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/28	1,625	1,912
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/29	4,665	5,463
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/30	5,925	6,907
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/31	5,750	6,677
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/33	1,250	1,440
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34	6,380	6,626
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	11,000	11,383
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/35	2,000	2,289
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/36	1,660	1,893
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/37	1,750	1,986
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,124
Pocono Mountain PA School District GO	4.000%	9/1/22 (4)	2,155	2,306
Reading PA School District GO	5.000%	3/1/26 (4)	1,235	1,418
Reading PA School District GO	5.000%	3/1/35 (4)	1,100	1,235
Reading PA School District GO	5.000%	3/1/36 (4)	1,250	1,400
Reading PA School District GO	5.000%	3/1/37 (4)	2,000	2,233
Scranton PA School District GO	5.000%	6/1/25	2,500	2,751
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/20 (Prere.)	4,690	4,931
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/20 (Prere.)	3,845	4,043
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	800	945
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	1,410	1,479
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	1,375	1,627
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	1,155	1,207
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	2,440	2,578
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	2,465	2,611
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	15,385	16,299
St. Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/27	2,000	2,350

State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/24 (15)	2,635	3,016
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/25 (15)	2,880	3,297
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/26 (15)	3,445	3,945
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/27 (15)	3,130	3,585
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/24	3,290	3,735
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	2,000	2,178
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/24	1,365	1,476
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/24 (15)	21,000	23,601
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/25 (4)	9,505	10,790
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/26 (4)	31,500	36,008
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	8,400	9,374
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/35	3,195	3,783
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/36	3,360	3,965
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/37	2,530	2,974
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/38	2,460	2,887
Unionville-Chadds Ford PA School District GO	5.000%	6/1/24	1,255	1,448
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	3/15/19 (Prere.)	2,650	2,709
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	3/15/19 (Prere.)	9,000	9,228
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	2,375	2,473
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	11,250	11,710
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	12,500	13,018

Upper Merion PA Area School District GO	4.000%	1/15/26	1,015	1,105
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/19	1,235	1,272
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	2,330	2,477
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	4,724
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/23 (Prere.)	15,000	17,099
Westmoreland County PA Municipal Authority
Revenue	4.000%	8/15/34 (15)	5,000	5,173
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,465	1,569
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	6,185	6,623
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,015	1,087
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,160	1,242
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,350	1,446
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	1,420	1,521
				2,822,316
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	10,430	10,476
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,398
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,495
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,240
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	10,000	10,522
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (13)(3)	5,300	5,751
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	265
				75,147
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	9,805	10,862
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	3,610	3,999
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/28	500	570
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/32	650	729
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/35	1,575	1,753
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/37	500	553
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	25,000	25,818
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	20,000	20,654
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University ofRhode Island)	5.000%	9/15/27	2,000	2,300
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.500%	9/1/23 (Prere.)	6,000	6,975

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	6.000%	9/1/23 (Prere.)	5,500	6,526
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/25	5,000	5,440
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/26	5,000	5,443
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/31	3,000	3,203
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/24	2,350	2,642
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/25	4,500	5,105
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26	2,000	2,282
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	13,105	13,103
				117,957
South Carolina (1.0%)
Aiken County SC Consolidated School District	5.000%	3/1/24	7,980	9,179
Beaufort County SC School District GO	5.000%	3/1/21	3,245	3,508
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,109
Charleston County SC GO	5.000%	11/1/21	2,765	3,046
Charleston County SC GO	5.000%	11/1/26	12,690	15,229
Charleston County SC GO	4.000%	11/1/33	6,955	7,403
Charleston County SC GO	4.000%	11/1/34	7,410	7,857
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,100	11,439
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/29	1,750	1,906
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/30	1,000	1,082
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/31	1,000	1,074
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/32	1,250	1,335
Darlington County SC School District GO	5.000%	3/1/26	4,025	4,728
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/25	8,805	9,474
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/26	9,760	10,451
Greenville County SC School District Installment
Revenue	5.500%	12/1/19	32,480	34,162
Greenwood County SC Hospital Revenue (Self
Regional Healthcare)	4.000%	10/1/35	5,000	5,108
Greenwood County SC Hospital Revenue (Self
Regional Healthcare)	4.000%	10/1/36	4,000	4,058
Horry County SC School District GO	5.000%	3/1/23	3,890	4,398
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/24	1,105	1,262

Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/25	1,080	1,247
Kershaw County SC School District GO	5.000%	3/1/29	8,210	9,693
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	6,245	6,644
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	1,055	1,197
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/27	1,025	1,169
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/28	1,385	1,576
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/29	1,080	1,223
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/31	1,525	1,568
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/33	400	408
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/34	300	305
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/35	300	304
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/35	3,000	3,273
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/36	375	379
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/36	5,065	5,512
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/37	11,305	12,278
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,126
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,319
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,110
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,767
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,030
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/26	4,000	4,569
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/29	3,390	3,832
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/30	5,210	5,883
Patriots Energy Group Finance Authority South
Carolina Gas Supply Revenue PUT	4.000%	2/1/24	53,000	56,276
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	14,100	14,729
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	9,132
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	7,807
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23	1,335	1,491
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	2,067
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,763
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	2,050	2,327
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,526
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	3,000	3,444
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,231
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,005
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/23	2,065	2,343

South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/24	2,445	2,810
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	2,000	2,288
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/27	2,500	2,836
South Carolina GO	5.000%	4/1/19	2,495	2,554
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	2,380	2,583
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/22	4,860	5,399
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/27	3,725	4,273
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/28	2,500	2,850
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/29	2,185	2,473
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23 (Prere.)	11,740	13,371
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23 (Prere.)	7,850	8,941
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	10,010	11,167
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	13,900	15,645
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	5,630	6,295
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	5,000	5,560
South Carolina Public Service Authority
Revenue	5.000%	12/1/27	4,295	4,742
South Carolina Public Service Authority
Revenue	5.000%	12/1/28	15,130	16,651
South Carolina Public Service Authority
Revenue	5.000%	12/1/29	6,065	6,653
South Carolina Public Service Authority
Revenue	5.000%	12/1/30	10,955	11,978
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	14,180	15,437
South Carolina Public Service Authority
Revenue	5.000%	12/1/32	8,535	9,266
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	10,465	11,293
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	3,025	3,311
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	20,000	21,668
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	3,500	3,808
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	22,500	23,835

Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/24 (15)	1,000	1,126
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/25 (15)	1,440	1,637
York County SC School District No. 1 GO	4.000%	3/1/29	2,805	3,011
				564,822
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,113
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,443
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health Obligated
Group)	5.000%	7/1/33	1,800	2,048
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health Obligated
Group)	5.000%	7/1/35	2,730	3,072
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/28	2,235	2,598
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/29	1,735	2,007
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/31	4,830	5,543
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/32	1,100	1,256
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/33	3,600	4,089
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/34	11,985	12,260
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/35	1,685	1,716
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/23	670	760
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/24	650	747
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/25	600	687
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/26	675	766
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,157
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/28	825	927
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,584
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,080
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	9,109
				57,962

Tennessee (0.7%)
Chattanooga TN Electric System Revenue	5.000%	9/1/28	2,315	2,695
Chattanooga TN Electric System Revenue	5.000%	9/1/31	2,250	2,599
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/23	650	719
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/24	745	831
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/26	1,485	1,641
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/28	2,400	2,633
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/29	5,325	5,820
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/30	5,615	6,117
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/32	6,520	7,069
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/33	6,340	6,852
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/34	2,590	2,793
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/26	2,315	2,648
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/28	1,615	1,868
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/29	1,500	1,737
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/30	1,360	1,568
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/19	1,145	1,170
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/20	3,480	3,661
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/23	2,235	2,242
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/28	2,165	2,172
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/31	5,880	6,651
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/32	8,780	9,903
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/33	9,240	10,398
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/34	7,725	8,678
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,672

Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,200
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,401
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/35	5,360	5,937
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36	4,000	4,419
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/37	6,435	7,094
Memphis TN Gas System Revenue	4.000%	12/1/33	1,030	1,095
Memphis TN GO	5.000%	5/1/28	3,145	3,402
Memphis TN GO	5.000%	5/1/30	1,715	1,852
Memphis TN Water System Revenue	4.000%	12/1/33	1,000	1,070
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/28	1,040	1,242
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,187
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,187
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/30	1,250	1,478
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/30	1,155	1,365
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/31	750	883
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/31	1,000	1,178
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/32	500	588
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/33	1,000	1,170
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/34	1,200	1,399
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/36	1,250	1,450
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/37	1,000	1,158
4 Metropolitan Government of Nashville &
Davidson County TN GO TOB VRDO	1.470%	8/1/18	15,170	15,170
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) PUT	1.550%	11/3/20	9,885	9,779
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	1,000	1,066
Murfreesboro TN GO	4.000%	6/1/26	4,770	5,248
Murfreesboro TN GO	4.000%	6/1/27	4,965	5,433
Murfreesboro TN GO	4.000%	6/1/28	5,160	5,609
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	102

Shelby County TN GO	5.000%	4/1/19	400	409
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/18	7,180	7,199
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,066
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/25	1,365	1,577
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/28	1,490	1,743
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	32,705	32,800
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	340	370
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,175	11,064
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	10,975	12,286
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,815	6,563
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,240	2,594
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	18,000	20,480
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	5/1/23	67,985	72,145
Tennessee GO	5.000%	8/1/19	2,165	2,241
Tennessee GO	5.000%	8/1/20	2,200	2,346
Tennessee GO	5.000%	8/1/20	2,500	2,666
Tennessee GO	5.000%	8/1/21	3,420	3,742
Tennessee GO	5.000%	8/1/21	2,000	2,188
Tennessee GO	5.000%	8/1/22	2,000	2,239
Tennessee GO	5.000%	8/1/22	3,000	3,359
Tennessee GO	5.000%	8/1/23	3,525	4,029
Tennessee GO	5.000%	9/1/27	2,000	2,321
Tennessee GO	5.000%	9/1/27	4,300	4,990
Tennessee GO	5.000%	9/1/28	1,850	2,139
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	1,305	1,357
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,020	3,398
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,540	4,061
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,510	2,926
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	5,810
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,381
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,665
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,793

Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,609
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,717
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,307
Williamson County TN GO	4.000%	5/1/27	3,000	3,214
				419,093
Texas (9.0%)
Alamo Heights TX Independent School District
GO	4.000%	2/1/30	820	887
Alamo Heights TX Independent School District
GO	4.000%	2/1/31	800	862
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/26	2,670	3,089
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,500	1,730
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/29	3,090	3,550
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/31	3,055	3,491
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/33	3,755	4,260
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/34	3,945	4,460
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/35	4,140	4,670
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/36	4,350	4,889
Aldine TX Independent School District GO	4.000%	2/15/31	12,120	12,923
Aldine TX Independent School District GO	4.000%	2/15/32	12,660	13,406
1 Aldine TX Independent School District GO	5.000%	2/15/37	1,065	1,232
1 Aldine TX Independent School District GO	5.000%	2/15/38	6,315	7,293
Alief TX Independent School District GO	5.000%	2/15/26	2,635	3,093
Alief TX Independent School District GO	4.000%	2/15/29	2,780	3,011
Allen TX Independent School District GO	5.000%	2/15/31	1,000	1,151
Allen TX Independent School District GO	5.000%	2/15/32	1,000	1,146
Alvin TX Independent School District GO	5.000%	2/15/29	5,275	6,121
Arlington TX Independent School District GO	5.000%	2/15/20	1,705	1,792
Arlington TX Independent School District GO	5.000%	2/15/24	4,525	5,182
Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,166
Arlington TX Independent School District GO	5.000%	2/15/29	1,500	1,738
Arlington TX Special Tax Revenue	5.000%	2/15/27 (15)	1,195	1,386
Arlington TX Special Tax Revenue	5.000%	2/15/28 (15)	750	877
Arlington TX Special Tax Revenue	5.000%	2/15/29 (15)	1,000	1,163
Arlington TX Special Tax Revenue	5.000%	2/15/30 (15)	1,000	1,157
Arlington TX Special Tax Revenue	5.000%	2/15/31 (15)	1,565	1,800
Arlington TX Special Tax Revenue	5.000%	2/15/33 (15)	1,700	1,935
Arlington TX Special Tax Revenue	5.000%	2/15/34 (15)	2,000	2,267
Arlington TX Special Tax Revenue	5.000%	2/15/35 (15)	2,235	2,526
Arlington TX Special Tax Revenue	5.000%	2/15/35 (4)	3,250	3,719
Arlington TX Special Tax Revenue	5.000%	2/15/36 (15)	3,850	4,335
Arlington TX Special Tax Revenue	5.000%	2/15/36 (4)	4,485	5,116
Arlington TX Special Tax Revenue	5.000%	2/15/37 (15)	4,000	4,490
Arlington TX Special Tax Revenue	5.000%	2/15/37 (4)	2,750	3,127
Arlington TX Special Tax Revenue	5.000%	2/15/38 (4)	5,015	5,694
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/25	700	793
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/26	750	855
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/26	715	793
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/27	2,030	2,327

Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/27	550	613
Austin TX Airport System Revenue	5.000%	11/15/33	2,020	2,314
Austin TX Airport System Revenue	5.000%	11/15/34	2,200	2,515
Austin TX Airport System Revenue	5.000%	11/15/37	4,500	5,106
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/23	1,250	1,407
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/24	1,000	1,141
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/25	1,500	1,729
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/26	1,035	1,199
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/28	1,750	2,012
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,301
Austin TX Electric Utility System Revenue	4.000%	11/15/29	3,000	3,152
Austin TX Electric Utility System Revenue	5.000%	11/15/33	6,015	6,949
Austin TX Electric Utility System Revenue	5.000%	11/15/34	3,935	4,533
Austin TX Electric Utility System Revenue	5.000%	11/15/35	3,000	3,447
Austin TX GO	5.000%	9/1/26	10,000	11,698
Austin TX GO	5.000%	9/1/27	6,530	7,697
Austin TX GO	5.000%	9/1/29	2,855	3,269
Austin TX GO	5.000%	9/1/30	1,240	1,418
Austin TX GO	5.000%	9/1/31	2,140	2,440
Austin TX GO	5.000%	9/1/33	4,315	4,909
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,398
Austin TX Independent School District GO	4.000%	8/1/33	9,000	9,491
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	2,500	2,610
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21 (ETM)	350	385
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/30	5,000	5,556
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/31	4,000	4,440
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/32	10,705	12,077
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/33	11,410	12,852
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/33	5,000	5,776
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	12,075	13,581
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	5,545	6,388
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	7,900	9,033
Beaumont TX Independent School District GO	5.000%	2/15/26	1,560	1,832
Bexar County TX GO	5.000%	6/15/20	3,400	3,606
Bexar County TX GO	5.000%	6/15/27	5,000	5,876
Bexar County TX GO	5.000%	6/15/28	3,375	3,951
Bexar County TX GO	5.000%	6/15/29	4,500	5,250
Bexar County TX GO	4.000%	6/15/33	2,750	2,906
Bexar County TX GO	4.000%	6/15/34	2,000	2,106
Bexar County TX GO	4.000%	6/15/34	3,020	3,160
Bexar County TX Hospital District GO	5.000%	2/15/25	1,630	1,884

Bexar County TX Hospital District GO	5.000%	2/15/26	2,155	2,515
Bexar County TX Hospital District GO	5.000%	2/15/29	1,000	1,106
Bexar County TX Hospital District GO	5.000%	2/15/30	1,895	2,092
Bexar County TX Hospital District GO	5.000%	2/15/31	1,895	2,141
Bexar County TX Hospital District GO	5.000%	2/15/32	2,750	3,095
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	12,634
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	12,964
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	13,305
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	13,621
Carrollton-Farmers Branch TX Independent
School District GO	4.000%	2/15/20	5,060	5,240
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	735	744
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	1,550	1,608
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,206
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20 (Prere.)	2,925	3,091
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,170	1,239
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/21 (Prere.)	4,000	4,360
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	750	809
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	725	794
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	2,375	2,652
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,180	1,309
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	3,784
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/25	1,350	1,510
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	5,047
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,850	5,824
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/27	1,055	1,182
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	3,888
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/28	1,275	1,429
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	3,516
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	2,796
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	2,825	3,152
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	1,000	1,103
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	2,974
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/31	1,275	1,405

Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/32	1,985	2,181
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	2,216
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	3,500	3,784
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	2,000	2,212
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,310	1,435
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,440	1,587
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	2,111
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	3,700	4,077
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,355	1,478
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,245	1,368
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	2,482
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	3,350	3,682
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	2,000	2,177
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	2,500	2,740
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/36	3,250	3,564
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	2,529
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	1,529
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	1,877
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	2,273
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	5,490
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	4,653
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	6,479
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	6,679
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,448
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	7,037
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/26	1,690	1,986
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/28	2,800	3,345
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/29	1,500	1,781
Comal TX Independent School District GO	5.000%	2/1/27	6,345	7,381

Comal TX Independent School District GO	5.000%	2/1/29	7,200	8,312
Conroe TX Independent School District GO	5.000%	2/15/21 (Prere.)	5,325	5,755
Conroe TX Independent School District GO	5.000%	2/15/26	2,865	3,091
Conroe TX Independent School District GO	5.000%	2/15/28	7,650	8,888
Corpus Christi TX GO	4.000%	3/1/21	3,000	3,159
Corpus Christi TX GO	5.000%	3/1/24	6,180	7,053
Corpus Christi TX GO	5.000%	3/1/25	2,125	2,457
Corpus Christi TX GO	5.000%	3/1/29	5,235	5,841
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,124
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,422
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/20	2,720	2,858
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/23	9,785	11,043
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	5,015	5,842
Dallas County TX Community College District
GO	5.000%	2/15/26	3,440	4,043
Dallas County TX Community College District
GO	5.000%	2/15/27	3,610	4,282
Dallas County TX GO	5.000%	8/15/22	3,700	4,134
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/24	8,000	9,094
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/25	8,390	9,653
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/26	8,060	9,364
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/27	8,265	9,685
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/25	7,950	9,218
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	2,295	2,567
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/29	1,195	1,335
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	2,160	2,410
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/35	1,300	1,482
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.000%	12/1/37	7,000	7,297
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.000%	12/1/38	5,000	5,205
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,213
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	8,623
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,217
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,704
Dallas TX GO	5.000%	2/15/22 (ETM)	45	50
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	18,819
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	10,000	10,970
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	7,828
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/28	2,235	2,533
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	6,784

Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	14,950	16,897
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	7,123
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	14,195	15,574
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/30	12,545	14,159
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	7,775	8,520
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	5,785	6,335
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	9,020	9,866
Denton County TX GO	5.000%	7/15/21	1,515	1,651
Denton County TX GO	5.000%	7/15/24	1,570	1,813
Denton County TX GO	5.000%	7/15/25	1,575	1,841
Denton County TX GO	4.000%	7/15/32	3,025	3,210
Denton County TX GO	4.000%	7/15/33	2,000	2,114
Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,283
Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	12,629
El Paso TX GO	4.000%	8/15/30	3,400	3,609
El Paso TX GO	5.000%	8/15/31	4,000	4,617
El Paso TX GO	5.000%	8/15/32	3,625	4,170
El Paso TX GO	5.000%	8/15/34	4,570	5,225
El Paso TX GO	5.000%	8/15/35	4,795	5,468
El Paso TX GO	5.000%	8/15/36	4,000	4,540
El Paso TX GO	5.000%	8/15/36	5,035	5,715
El Paso TX Independent School District GO	5.000%	8/15/35	5,380	6,131
El Paso TX Independent School District GO	5.000%	8/15/36	5,000	5,683
El Paso TX Independent School District GO	5.000%	8/15/37	3,000	3,403
El Paso TX Municipal Drainage Utility System
Revenue	4.000%	3/1/29	2,000	2,163
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	1,085	1,261
El Paso TX Water & Sewer Revenue	4.000%	3/1/32	1,150	1,229
El Paso TX Water & Sewer Revenue	4.000%	3/1/33	2,100	2,236
El Paso TX Water & Sewer Revenue	4.000%	3/1/34	1,700	1,805
Fort Bend County TX GO	5.000%	3/1/20	2,500	2,634
Fort Bend County TX GO	5.000%	3/1/21	2,750	2,971
Fort Bend County TX GO	5.000%	3/1/28	5,000	5,725
Fort Bend TX Independent School District GO	5.000%	2/15/26	7,720	9,090
Fort Bend TX Independent School District GO	5.000%	2/15/27	6,705	7,975
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	5,000	5,394
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,620
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	6,910
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,718
Frisco TX GO	5.000%	2/15/19	2,010	2,048
Frisco TX GO	5.000%	2/15/27	5,475	6,369
Frisco TX Independent School District GO	5.000%	8/15/25	4,545	5,328
Frisco TX Independent School District GO	5.000%	8/15/26	3,430	4,067
Frisco TX Independent School District GO	5.000%	8/15/27	3,585	4,240
Frisco TX Independent School District GO	4.000%	8/15/32	3,700	3,954
Galena Park TX Independent School District GO	5.000%	8/15/26	1,050	1,243
Galena Park TX Independent School District GO	5.000%	8/15/27	1,510	1,804
Galena Park TX Independent School District GO	5.000%	8/15/28	1,600	1,918
Galena Park TX Independent School District GO	5.000%	8/15/36	2,850	3,312
Galena Park TX Independent School District GO	5.000%	8/15/37	2,830	3,281

Galveston County TX GO	4.000%	2/1/26	1,575	1,739
Galveston County TX GO	4.000%	2/1/27	1,395	1,537
Galveston County TX GO	4.000%	2/1/28	1,435	1,564
Galveston County TX GO	4.000%	2/1/29	1,015	1,099
Galveston County TX GO	5.000%	2/1/30	1,000	1,171
Galveston County TX GO	4.000%	2/1/32	1,195	1,273
Garland TX Independent School District GO	5.000%	2/15/22	3,000	3,314
Garland TX Independent School District GO	5.000%	2/15/26	4,125	4,765
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/31	2,875	2,718
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/32	5,320	5,031
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/33	18,100	17,107
Grand Parkway Transportation Corp. Texas
BAN	5.000%	2/1/23	69,800	77,304
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/26	3,315	3,851
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/28	3,000	3,456
Gulf Coast TX Industrial Development Authority
Revenue (ExxonMobil Project) VRDO	1.500%	8/1/18	86,955	86,955
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/23	2,015	2,284
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/24	3,065	3,521
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/28	3,110	3,566
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/29	7,340	8,392
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/30	2,185	2,490
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/26	1,030	1,222
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/27	1,000	1,199
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/28	1,045	1,247
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/29	1,205	1,431
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/31	1,500	1,761
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/32	1,725	1,815

Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/33	1,835	2,132
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/34	8,415	8,793
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/35	1,300	1,354
Harris County TX Flood Control District GO	5.000%	10/1/26	6,025	6,970
Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	5,775
Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,459
Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,302
Harris County TX Flood Control District GO	5.000%	10/1/29	10,000	11,580
Harris County TX Flood Control District Revenue	5.000%	10/1/32	5,015	5,875
Harris County TX Flood Control District Revenue	4.000%	10/1/35	4,115	4,338
Harris County TX Flood Control District Revenue	4.000%	10/1/36	5,865	6,163
Harris County TX GO	5.000%	10/1/20	1,020	1,090
Harris County TX GO	5.000%	10/1/21	8,000	8,557
Harris County TX GO	5.000%	10/1/25	5,755	6,751
Harris County TX GO	5.000%	10/1/25	8,000	9,402
Harris County TX GO	5.000%	8/15/26	2,530	2,994
Harris County TX GO	5.000%	10/1/27	6,335	7,381
Harris County TX GO	5.000%	10/1/28	6,660	7,736
Harris County TX GO	5.000%	10/1/29	6,490	7,516
Harris County TX GO	5.000%	10/1/30	5,405	6,248
Harris County TX GO	5.000%	8/15/34	3,120	3,562
Harris County TX GO	5.000%	10/1/34	2,700	3,137
Harris County TX GO	5.000%	10/1/35	4,215	4,840
Harris County TX GO	5.000%	10/1/36	6,545	7,496
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	5,093
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital)	5.000%	10/1/24	8,500	8,823
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	1.540%	8/1/18	14,800	14,800
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/19 (Prere.)	3,000	3,126
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/19 (Prere.)	6,475	6,747
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/19 (Prere.)	5,665	5,903
4 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	0.990%	8/7/18	7,745	7,745
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.625%	11/1/18 (Prere.)	4,535	4,583
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.875%	11/1/18 (Prere.)	3,640	3,681
Harris County TX Metropolitan Transportation
Authority Lease Revenue	6.000%	11/1/18 (Prere.)	4,295	4,344
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	5,845
Harris County TX Sports Authority Revenue	5.000%	11/15/24	1,480	1,676
Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,125
Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,122

Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,706
Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,160	5,810
Harris County TX Sports Authority Revenue	5.000%	11/15/29	12,000	13,482
Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,025	5,627
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,071
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,445	3,817
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	24,507
Harris County TX Toll Road Revenue	5.000%	8/15/32	4,095	4,720
Hays County TX GO	5.000%	2/15/26	1,045	1,216
Hays County TX GO	5.000%	2/15/26	1,260	1,466
Hays County TX GO	5.000%	2/15/27	1,065	1,249
Hays County TX GO	5.000%	2/15/27	1,090	1,278
Hays County TX GO	5.000%	2/15/28	1,695	1,986
Hays County TX GO	5.000%	2/15/28	1,000	1,172
Hays County TX GO	5.000%	2/15/29	1,500	1,750
Hays County TX GO	5.000%	2/15/29	1,570	1,832
Hays County TX GO	5.000%	2/15/30	2,175	2,531
Hays County TX GO	5.000%	2/15/30	1,750	2,036
Hays County TX GO	5.000%	2/15/31	1,545	1,791
Hays County TX GO	5.000%	2/15/31	1,800	2,087
Hays County TX GO	5.000%	2/15/32	1,780	2,054
Hays County TX GO	5.000%	2/15/34	1,035	1,187
Houston TX Airport System Revenue	5.000%	7/1/25	1,030	1,115
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,243
Houston TX Airport System Revenue	5.000%	7/1/26	4,650	5,484
Houston TX Airport System Revenue	5.000%	7/1/27	3,530	4,203
Houston TX Airport System Revenue	5.000%	7/1/28	3,700	4,446
1 Houston TX Airport System Revenue	5.000%	7/1/32	2,805	3,280
1 Houston TX Airport System Revenue	5.000%	7/1/33	3,000	3,497
1 Houston TX Airport System Revenue	5.000%	7/1/34	5,500	6,381
1 Houston TX Airport System Revenue	5.000%	7/1/35	4,450	5,146
1 Houston TX Airport System Revenue	5.000%	7/1/36	10,000	11,519
1 Houston TX Airport System Revenue	5.000%	7/1/37	5,500	6,315
Houston TX Community College System
Revenue	5.000%	4/15/21 (10)	3,145	3,154
Houston TX GO	5.000%	3/1/21	2,000	2,160
Houston TX GO	5.000%	3/1/22	5,000	5,518
Houston TX GO	5.000%	3/1/22 (Prere.)	8,345	9,218
Houston TX GO	5.000%	3/1/22	12,250	13,518
Houston TX GO	5.000%	3/1/23	4,000	4,498
Houston TX GO	5.000%	3/1/23	8,335	9,195
Houston TX GO	5.000%	3/1/24	1,860	2,126
Houston TX GO	5.000%	3/1/25	1,600	1,853
Houston TX GO	5.000%	3/1/26	10,000	11,328
Houston TX GO	5.000%	3/1/26	10,000	11,664
Houston TX GO	5.000%	3/1/27	6,000	7,056
Houston TX GO	5.000%	3/1/27	9,750	11,299
Houston TX GO	5.000%	3/1/28	10,000	11,701
Houston TX GO	5.000%	3/1/29	6,000	6,986
Houston TX GO	5.000%	3/1/30	4,000	4,478
Houston TX GO	5.000%	3/1/31	5,180	5,938
Houston TX GO	5.000%	3/1/32	3,840	4,385
Houston TX GO	4.000%	3/1/33	5,000	5,283
Houston TX GO	4.000%	3/1/34	5,000	5,267
Houston TX GO	4.000%	3/1/35	3,000	3,151

Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/18 (2)	16,285	16,264
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	21,213
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/26	1,650	1,866
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/28	2,100	2,358
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/29	1,520	1,701
Houston TX Independent School District GO	5.000%	2/15/19	2,000	2,039
Houston TX Independent School District GO	5.000%	2/15/20	6,000	6,305
Houston TX Independent School District GO	5.000%	2/15/21	15,895	17,175
Houston TX Independent School District GO	5.000%	2/15/26	1,250	1,472
Houston TX Independent School District GO	5.000%	2/15/27	10,425	12,205
Houston TX Independent School District GO	5.000%	2/15/28	22,050	26,022
Houston TX Independent School District GO	4.000%	2/15/32	4,000	4,259
Houston TX Independent School District GO
PUT	1.375%	6/1/19	10,000	9,975
Houston TX Utility System Revenue	5.000%	5/15/21	2,945	3,194
Houston TX Utility System Revenue	5.000%	5/15/23	7,000	7,920
Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,425
Houston TX Utility System Revenue	5.000%	5/15/24	9,055	10,415
Houston TX Utility System Revenue	5.000%	5/15/25	6,075	6,966
Houston TX Utility System Revenue	5.000%	11/15/26	3,270	3,881
Houston TX Utility System Revenue	5.000%	11/15/26	2,510	2,979
Houston TX Utility System Revenue	5.000%	11/15/27	6,050	6,951
Houston TX Utility System Revenue	5.250%	11/15/29	13,250	14,260
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	16,004
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	8,730
Houston TX Utility System Revenue	5.000%	11/15/30	15,000	17,437
Houston TX Utility System Revenue	4.000%	11/15/31	17,535	18,614
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	11,261
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	10,896
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	10,886
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	8,888
Houston TX Utility System Revenue	5.000%	11/15/34	3,800	4,309
Houston TX Utility System Revenue	5.000%	11/15/35	30,000	34,372
2 Houston TX Utility System Revenue PUT	1.840%	5/1/20	10,000	10,075
Humble TX Independent School District GO	5.000%	2/15/21	5,125	5,534
Humble TX Independent School District GO	5.500%	2/15/24	14,235	16,695
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/21	1,850	2,022
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/22	3,290	3,672
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/26	14,240	16,783
Klein TX Independent School District GO	5.000%	8/1/35	2,000	2,295
Klein TX Independent School District GO	5.000%	8/1/37	3,000	3,426
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	2,665	2,880
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	5,000	5,825

Lamar TX Consolidated Independent School
District GO	5.000%	2/15/26	2,000	2,355
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/27	2,425	2,882
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/28	4,220	4,970
Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,662
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,257
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,407
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,678
Leander TX Independent School District GO	0.000%	8/16/24	8,500	7,351
Leander TX Independent School District GO	0.000%	8/16/25	10,000	8,343
Lone Star College System Texas GO	5.000%	2/15/21	3,650	3,937
Lone Star College System Texas GO	5.000%	2/15/21	1,140	1,230
Lone Star College System Texas GO	5.000%	2/15/27	1,790	2,082
Lower Colorado River Authority Texas Revenue	5.000%	5/15/19	1,230	1,263
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	108
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	10,755
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,326
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,380	2,447
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,509
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,299
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	15,453
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,392
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	4,000	4,114
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/19	1,300	1,335
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	2,295	2,630
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	1,140	1,306
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/25	1,350	1,567
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/27	5,250	5,935
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	4,500	5,074
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/29	4,375	4,920
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	1,350	1,535
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	1,635	1,842

Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	3,000	3,326
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/32	1,420	1,596
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/34	2,000	2,311
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/35	3,000	3,459
Lubbock TX GO	5.000%	2/15/23	700	772
Lubbock TX GO	5.000%	2/15/27	5,735	6,172
Lubbock TX GO	5.000%	2/15/29	4,335	4,661
Lubbock TX GO	5.000%	2/15/30	6,660	7,155
Lubbock TX GO	4.000%	2/15/31	1,500	1,591
Lubbock TX GO	5.000%	2/15/31	4,120	4,423
Lubbock TX GO	4.000%	2/15/32	1,425	1,505
Lubbock TX GO	4.000%	2/15/33	1,000	1,052
Mansfield TX Independent School District GO	4.000%	2/15/29	6,100	6,466
Mansfield TX Independent School District GO	4.000%	2/15/29	6,000	6,360
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.125%	2/15/30	1,000	1,048
Montgomery County TX GO	5.000%	3/1/31	16,450	18,991
Montgomery County TX GO	5.000%	3/1/32	16,910	19,435
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/26	2,355	2,779
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/27	3,260	3,881
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/29	2,030	2,368
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/30	2,000	2,325
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/33	3,125	3,248
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/34	3,310	3,427
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/36	3,750	3,859
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	4.000%	8/15/37	2,500	2,567
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(MRC Crestview Project)	4.000%	11/15/26	2,000	2,025
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.000%	1/1/24	1,300	1,367

New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,595	1,698
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,499
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Children's Health System of Texas Project)	4.000%	8/15/35	3,000	3,097
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/29	725	786
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/30	845	926
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,000	1,082
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/25	4,000	3,569
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/30	12,500	11,116
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	15,900	14,128
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/25	1,350	1,516
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/26	1,415	1,601
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/27	1,485	1,671
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/28	1,560	1,754
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/29	1,640	1,822
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/30	1,470	1,627
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/36	9,000	9,838
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	8,040	8,151
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	8,920	9,043
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	6,225	6,311
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	5,250	5,323
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	5,895	5,976
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	7,410	7,512
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/20	6,935	7,399
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/21	7,275	7,958

North Texas Municipal Water District Water
System Revenue	5.000%	9/1/22	6,000	6,712
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/23	7,000	7,962
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	2,620	2,670
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	9,000	9,817
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	28,500	31,086
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	3,150	3,436
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	4,000	4,363
North Texas Tollway Authority System Revenue	5.250%	9/1/21 (Prere.)	4,130	4,535
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	1,250	1,382
North Texas Tollway Authority System Revenue	5.000%	1/1/23	7,915	8,878
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,865	2,085
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,470	49,199
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,175	10,464
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,420	1,610
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,285	9,436
North Texas Tollway Authority System Revenue	5.000%	1/1/25	3,340	3,864
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,140	2,458
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,400	1,554
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,055	1,172
North Texas Tollway Authority System Revenue	5.000%	1/1/26	10,720	12,168
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,355	2,712
North Texas Tollway Authority System Revenue	5.000%	1/1/27	3,900	4,519
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,279
North Texas Tollway Authority System Revenue	5.000%	1/1/27	4,430	5,016
North Texas Tollway Authority System Revenue	6.000%	1/1/28	600	610
North Texas Tollway Authority System Revenue	5.000%	1/1/29	5,020	5,715
North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,525	1,736
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,035	6,914
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,400	6,030
North Texas Tollway Authority System Revenue	5.000%	1/1/31	9,260	10,502
North Texas Tollway Authority System Revenue	5.000%	1/1/31	3,055	3,489
North Texas Tollway Authority System Revenue	5.000%	1/1/31	11,150	12,392
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	13,446
North Texas Tollway Authority System Revenue	5.000%	1/1/31	5,020	5,689
North Texas Tollway Authority System Revenue	5.000%	1/1/31	15,180	17,099
North Texas Tollway Authority System Revenue	4.000%	1/1/32	13,500	14,250
North Texas Tollway Authority System Revenue	5.000%	1/1/32	4,700	5,372
North Texas Tollway Authority System Revenue	5.000%	1/1/32	16,290	18,401
North Texas Tollway Authority System Revenue	5.000%	1/1/32	48,045	53,970
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,595	4,093
North Texas Tollway Authority System Revenue	4.000%	1/1/33	2,475	2,599
North Texas Tollway Authority System Revenue	5.000%	1/1/33	2,400	2,730
North Texas Tollway Authority System Revenue	5.000%	1/1/33	6,895	7,897
North Texas Tollway Authority System Revenue	5.000%	1/1/33	10,225	11,512
North Texas Tollway Authority System Revenue	5.000%	1/1/33	44,500	49,822
North Texas Tollway Authority System Revenue	4.000%	1/1/34 (4)	2,035	2,122
North Texas Tollway Authority System Revenue	5.000%	1/1/34	7,000	8,410
North Texas Tollway Authority System Revenue	5.000%	1/1/34	4,260	4,865
North Texas Tollway Authority System Revenue	5.000%	1/1/34	33,000	36,824
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,500	1,698
North Texas Tollway Authority System Revenue	4.000%	1/1/35 (4)	3,000	3,115
North Texas Tollway Authority System Revenue	5.000%	1/1/35	4,500	5,413
North Texas Tollway Authority System Revenue	5.000%	1/1/35	5,000	5,675
North Texas Tollway Authority System Revenue	5.000%	1/1/35	6,500	7,237
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,000	1,129

North Texas Tollway Authority System Revenue	4.000%	1/1/36 (4)	3,000	3,102
North Texas Tollway Authority System Revenue	4.000%	1/1/36	13,245	13,733
North Texas Tollway Authority System Revenue	5.000%	1/1/36	7,015	7,940
North Texas Tollway Authority System Revenue	5.000%	1/1/36	1,920	2,163
North Texas Tollway Authority System Revenue	4.000%	1/1/37	15,885	16,377
North Texas Tollway Authority System Revenue	5.000%	1/1/37	10,000	11,295
North Texas Tollway Authority System Revenue	5.000%	1/1/38	11,285	12,856
Northside Independent School District Texas
GO	5.000%	2/15/23	3,110	3,513
Northside Independent School District Texas
GO	5.000%	6/15/23	3,015	3,428
Northside Independent School District Texas
GO	5.000%	2/15/24	5,015	5,760
Northside Independent School District Texas
GO	4.000%	6/1/27	3,645	3,857
Northside Independent School District Texas
GO	4.000%	6/1/28	3,020	3,188
Northwest Independent School District Texas
GO	4.000%	2/15/20	3,240	3,356
Northwest Independent School District Texas
GO	5.000%	2/15/25	10,000	11,617
Northwest Independent School District Texas
GO	5.000%	2/15/26	6,380	7,374
Odessa TX Junior College District GO	5.000%	8/15/26	750	880
Odessa TX Junior College District GO	5.000%	8/15/28	660	777
Odessa TX Junior College District GO	4.000%	8/15/35	2,170	2,255
Odessa TX Junior College District GO	4.000%	8/15/36	1,000	1,036
Odessa TX Junior College District GO	4.000%	8/15/37	2,885	2,982
Pasadena TX GO	4.000%	2/15/29	1,000	1,068
Pasadena TX GO	4.000%	2/15/30	1,750	1,857
Pearland TX Independent School District GO	5.000%	2/15/28	1,965	2,281
Pearland TX Independent School District GO	5.000%	2/15/29	1,750	2,024
Pearland TX Independent School District GO	5.000%	2/15/30	1,260	1,453
Plano TX Independent School District GO	5.000%	2/15/21	7,000	7,562
1 Port of Corpus Christi TX Authority Nueces
County Revenue	4.000%	12/1/35	1,655	1,736
1 Port of Corpus Christi TX Authority Nueces
County Revenue	5.000%	12/1/36	1,280	1,474
1 Port of Corpus Christi TX Authority Nueces
County Revenue	5.000%	12/1/37	1,500	1,720
1 Port of Corpus Christi TX Authority Nueces
County Revenue	5.000%	12/1/38	1,185	1,357
Prosper TX Independent School District GO	5.000%	2/15/37	2,160	2,500
Prosper TX Independent School District GO	5.000%	2/15/38	2,000	2,312
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/25	1,000	1,125
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/26	850	960
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/27	900	1,009
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/28	705	785
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/29	1,420	1,576
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	4.000%	6/1/36	1,000	995
Richardson TX Independent School District GO	5.000%	2/15/21	3,000	3,237

SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/18	18,985	18,985
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,010	22,798
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,505	10,151
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,060	3,353
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	215	244
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/20	1,000	1,059
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	5,860	6,151
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	20,160	22,251
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	40,030	45,134
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/28	7,530	8,207
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/30	2,710	3,063
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/31	3,000	3,383
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/32	16,950	17,999
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/33	5,000	5,287
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/34	10,000	10,510
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/36	4,000	4,580
San Antonio TX Energy Acquisition Public
Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	4,520	5,253
San Antonio TX Energy Acquisition Public
Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/26	7,000	8,214
San Antonio TX Energy Acquisition Public
Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/27	1,540	1,824
San Antonio TX GO	5.000%	2/1/23	12,630	14,235
San Antonio TX GO	5.000%	2/1/25	10,000	11,614
San Antonio TX GO	5.000%	2/1/26	2,500	2,863
San Antonio TX GO	5.000%	2/1/26	5,800	6,748
San Antonio TX GO	5.000%	2/1/27	1,750	2,002
San Antonio TX GO	5.000%	2/1/27	4,915	5,708
San Antonio TX GO	5.000%	2/1/28	1,000	1,143
San Antonio TX GO	4.000%	2/1/29	4,395	4,651
San Antonio TX GO	5.000%	2/1/29	1,330	1,518
San Antonio TX Independent School District GO	5.000%	8/15/27	5,880	6,925
San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,745
San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	1,993
San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,404
San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,394
San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	3,181
San Antonio TX Water Revenue	5.000%	5/15/33	6,210	7,184
San Antonio TX Water Revenue	5.000%	5/15/34	7,000	8,070
San Antonio TX Water Revenue	5.000%	5/15/35	2,655	3,093
San Antonio TX Water Revenue	5.000%	5/15/35	6,500	7,468

San Antonio TX Water Revenue	5.000%	5/15/36	4,370	5,074
San Antonio TX Water Revenue	5.000%	5/15/37	5,075	5,879
San Antonio TX Water Revenue	5.000%	5/15/38	5,500	6,361
Socorro TX Independent School District GO	5.000%	8/15/29	3,980	4,692
Socorro TX Independent School District GO	4.000%	8/15/32	3,000	3,236
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/19 (Prere.)	2,250	2,340
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/19 (Prere.)	9,100	9,465
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/19 (Prere.)	4,375	4,550
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/25	4,345	5,078
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/25	750	877
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/26	2,445	2,888
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/26	700	827
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/28	2,725	3,179
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/28	650	769
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/29	1,500	1,766
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	4.000%	10/1/35	2,200	2,328
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	4.000%	10/1/36	2,710	2,859
Spring Branch TX Independent School District
GO	5.000%	2/1/20	3,830	4,020
Spring Branch TX Independent School District
GO	5.000%	2/1/21	2,500	2,695
Spring Branch TX Independent School District
GO	5.000%	2/1/26	3,465	4,067
Spring TX Independent School District GO	5.000%	8/15/24	5,080	5,864
Spring TX Independent School District GO	5.000%	8/15/25	3,655	4,275
Spring TX Independent School District GO	5.000%	8/15/28	7,850	9,098
Spring TX Independent School District GO	5.000%	8/15/28	2,170	2,520
Spring TX Independent School District GO	5.000%	8/15/29	4,315	4,989
Spring TX Independent School District GO	5.000%	8/15/32	6,165	7,072
Spring TX Independent School District GO	5.000%	8/15/33	8,565	9,853
Spring TX Independent School District GO	5.000%	8/15/34	8,995	10,333
Spring TX Independent School District GO	5.000%	8/15/35	6,000	6,888
Spring TX Independent School District GO	5.000%	8/15/36	6,915	7,917

Spring TX Independent School District GO	5.000%	8/15/37	5,000	5,713
Stephen F Austin Texas State University
Revenue	5.000%	10/15/25	620	722
Stephen F Austin Texas State University
Revenue	5.000%	10/15/26	1,880	2,210
Stephen F Austin Texas State University
Revenue	5.000%	10/15/29	1,000	1,157
Sugar Land TX GO	5.000%	2/15/20 (Prere.)	3,445	3,620
Sugar Land TX GO	4.000%	2/15/32	1,500	1,605
Sugar Land TX GO	4.000%	2/15/34	1,000	1,059
Sugar Land TX GO	4.000%	2/15/35	1,300	1,371
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	1.500%	8/1/18 LOC	11,000	11,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/28	3,815	4,410
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/29	5,600	6,448
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/30	3,055	3,506
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/31	1,535	1,755
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/32	2,750	3,131
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/34	3,000	3,087
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/35	3,500	3,582
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/36	2,000	2,042
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	21,880	24,485
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	2,985	3,178
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	13,495	14,368
3 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	23,855	25,449
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	9,738
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,510	16,842
Texas A&M University System Permanent
University Fund Revenue	5.000%	7/1/19	3,335	3,442

Texas A&M University System Permanent
University Fund Revenue	5.000%	7/1/24	3,130	3,619
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	9,425	10,243
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/22	10,935	12,159
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/21 (Prere.)	3,940	4,297
Texas GO	5.000%	10/1/20	3,845	4,112
Texas GO	5.000%	10/1/20	3,000	3,208
Texas GO	5.000%	4/1/21	5,150	5,574
Texas GO	5.000%	10/1/22	19,055	21,335
Texas GO	5.000%	10/1/24	4,000	4,637
Texas GO	5.000%	10/1/25	5,420	6,370
Texas GO	5.000%	10/1/26	8,000	9,239
Texas GO	5.000%	4/1/27	10,015	11,420
Texas GO	5.000%	10/1/27	33,600	38,276
Texas GO	5.000%	10/1/27	5,295	6,092
Texas GO	5.000%	10/1/28	31,975	36,316
Texas GO	5.000%	10/1/30	16,745	19,778
Texas GO	5.000%	10/1/33	7,455	8,700
Texas GO	5.000%	10/1/35	21,475	24,874
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	5,000	5,331
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	6,000	6,532
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,820	11,867
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	4,400	4,879
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	4,040	4,504
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	8,000	8,851
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,650	1,868
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	5,000	5,488
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	32,710	38,046
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	12,000	13,073
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	1,285	1,396
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	21,255	23,028
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/31	12,150	13,117
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/32	2,575	2,776
Texas Municipal Power Agency Revenue	5.000%	9/1/26	450	479
Texas Municipal Power Agency Revenue	5.000%	9/1/28	600	637
Texas Municipal Power Agency Revenue	5.000%	9/1/29	450	477
Texas Municipal Power Agency Revenue	5.000%	9/1/30	550	582
Texas Municipal Power Agency Revenue	5.000%	9/1/31	550	582
Texas Municipal Power Agency Revenue	5.000%	9/1/32	475	502
Texas Municipal Power Agency Revenue	5.000%	9/1/33	500	528

Texas Municipal Power Agency Revenue	5.000%	9/1/34	1,000	1,055
Texas Municipal Power Agency Revenue	5.000%	9/1/35	700	738
Texas Municipal Power Agency Revenue	5.000%	9/1/36	785	827
Texas Municipal Power Agency Revenue	5.000%	9/1/37	590	621
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	34,343
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,510	52,064
Texas Public Finance Authority GO	4.000%	10/1/33	3,500	3,741
Texas State University System Financing
System Revenue	5.000%	3/15/25	765	860
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,200	1,344
Texas State University System Financing
System Revenue	5.000%	3/15/28	3,870	4,180
Texas State University System Financing
System Revenue	5.000%	3/15/30	3,255	3,515
Texas State University System Financing
System Revenue	5.000%	3/15/31	4,480	4,839
Texas State University System Financing
System Revenue	5.000%	3/15/33	1,500	1,729
Texas State University System Financing
System Revenue	5.000%	3/15/34	1,200	1,379
Texas State University System Financing
System Revenue	5.000%	3/15/35	1,500	1,719
Texas State University System Financing
System Revenue	5.000%	3/15/36	1,500	1,714
Texas Transportation Commission GO	5.000%	4/1/20	9,500	10,030
Texas Transportation Commission GO	5.000%	10/1/20	14,910	15,944
Texas Transportation Commission GO	5.000%	4/1/21	5,500	5,953
Texas Transportation Commission GO	5.000%	4/1/21	4,800	5,195
Texas Transportation Commission GO	5.000%	10/1/21	3,500	3,836
Texas Transportation Commission GO	5.000%	4/1/22	5,000	5,538
Texas Transportation Commission GO	5.000%	4/1/22	14,010	15,519
Texas Transportation Commission GO	5.000%	4/1/22	10,245	11,348
Texas Transportation Commission GO	5.000%	10/1/22	7,000	7,838
Texas Transportation Commission GO	5.000%	10/1/23	13,080	14,934
Texas Transportation Commission GO	5.000%	4/1/24	6,085	7,001
Texas Transportation Commission GO	5.000%	10/1/24	20,680	23,974
Texas Transportation Commission GO	5.000%	4/1/25	10,050	11,523
Texas Transportation Commission GO	5.000%	10/1/25	33,710	38,954
Texas Transportation Commission GO	5.000%	10/1/25	16,250	19,097
Texas Transportation Commission GO	5.000%	4/1/26	13,560	15,501
Texas Transportation Commission GO	5.000%	10/1/32	12,145	14,227
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/34	11,500	13,370
Texas Transportation Commission Revenue	5.000%	10/1/19	10,000	10,403
3 Texas Transportation Commission Revenue	5.000%	10/1/20	20,750	22,184
Texas Transportation Commission Revenue	5.000%	4/1/21	21,300	23,053
Texas Transportation Commission Revenue	5.000%	4/1/22	13,550	15,009
Texas Transportation Commission Revenue	5.000%	4/1/23	4,500	5,090
Texas Transportation Commission Revenue	5.000%	10/1/24	35,095	40,664
Texas Transportation Commission Revenue	5.000%	10/1/25	4,135	4,859
Texas Transportation Commission Revenue	5.000%	10/1/25	25,530	30,003
Texas Transportation Commission Revenue
PUT	4.000%	10/1/21	11,530	12,222

Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/29	4,050	4,454
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/30	10,385	11,392
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/31	36,165	39,608
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	15,000	16,724
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	40,730	44,491
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	54,915	59,829
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	10,135	11,013
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	15,000	16,540
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	3,515	3,384
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	6,485	6,222
Texas Water Development Board Revenue	4.000%	4/15/20	2,300	2,392
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	3,926
Texas Water Development Board Revenue	5.000%	10/15/20	1,000	1,071
Texas Water Development Board Revenue	5.000%	4/15/21	3,000	3,253
Texas Water Development Board Revenue	5.000%	4/15/21	4,950	5,367
Texas Water Development Board Revenue	5.000%	10/15/21	3,300	3,624
Texas Water Development Board Revenue	5.000%	4/15/23	16,195	18,349
Texas Water Development Board Revenue	5.000%	4/15/25	6,225	7,276
Texas Water Development Board Revenue	5.000%	4/15/25	5,500	6,429
Texas Water Development Board Revenue	5.000%	10/15/25	2,660	3,132
Texas Water Development Board Revenue	5.000%	4/15/26	4,670	5,519
Texas Water Development Board Revenue	5.000%	8/1/26	7,500	8,899
Texas Water Development Board Revenue	5.000%	4/15/27	5,000	5,972
Texas Water Development Board Revenue	5.000%	8/1/27	4,750	5,697
Texas Water Development Board Revenue	5.000%	4/15/28	7,520	8,995
Texas Water Development Board Revenue	5.000%	8/1/28	4,060	4,837
Texas Water Development Board Revenue	5.000%	4/15/29	6,750	8,038
Texas Water Development Board Revenue	5.000%	10/15/31	8,090	9,375
Texas Water Development Board Revenue	4.000%	10/15/32	7,000	7,476
Texas Water Development Board Revenue	4.000%	10/15/33	4,980	5,297
Texas Water Development Board Revenue	5.000%	8/1/34	3,435	4,003
Texas Water Development Board Revenue	4.000%	10/15/34	5,910	6,250
Texas Water Development Board Revenue	4.000%	10/15/35	6,000	6,326
Texas Water Development Board Revenue	4.000%	10/15/35	9,000	9,443
Texas Water Development Board Revenue	4.000%	10/15/36	3,815	3,991
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,069
Texas Water Financial Assistance GO	5.000%	8/1/30	3,800	4,108
Tomball TX Independent School District GO	5.000%	2/15/23	5,000	5,626
Tomball TX Independent School District GO	5.000%	2/15/24	10,000	11,446
Travis TX GO	5.000%	3/1/27	2,500	2,920
Travis TX GO	5.000%	3/1/28	6,110	7,113
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/27	6,940	8,141
University of Houston Texas Revenue	5.000%	2/15/21 (Prere.)	255	274
University of Houston Texas Revenue	5.000%	2/15/21 (Prere.)	4,745	5,122
University of Houston Texas Revenue	4.750%	2/15/28 (4)	1,255	1,258
University of Houston Texas Revenue	4.000%	2/15/29	4,340	4,649

University of Houston Texas Revenue	4.000%	2/15/31	4,865	5,158
University of Houston Texas Revenue	4.000%	2/15/32	11,375	12,027
University of Houston Texas Revenue	4.000%	2/15/32	4,875	5,139
University of Houston Texas Revenue	4.000%	2/15/33	10,000	10,518
University of Houston Texas Revenue	4.000%	2/15/35	15,080	15,707
University of North Texas Revenue	5.000%	4/15/32	3,560	4,143
University of North Texas Revenue	5.000%	4/15/33	1,000	1,160
University of North Texas Revenue	5.000%	4/15/34	1,125	1,301
University of North Texas Revenue	5.000%	4/15/35	1,665	1,920
University of Texas Permanent University Fund
Revenue	5.000%	7/1/26	6,250	7,332
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	2,725	2,822
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	4,370	4,657
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	2,700	2,878
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	4,515	4,941
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	4,120	4,509
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	5,000	5,597
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22 (Prere.)	9,835	11,010
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22 (Prere.)	4,180	4,679
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	9,010	10,294
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	10,010	11,778
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	6,500	7,734
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/27	2,200	2,646
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/29	2,500	2,985
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/26 (15)	1,115	1,304
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/28 (15)	1,615	1,894
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/33 (15)	1,025	1,075
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/34 (15)	1,455	1,519
Williamson County TX GO	5.000%	2/15/23	6,000	6,629
Ysleta TX Independent School District GO	5.000%	8/15/34	1,750	2,004
Ysleta TX Independent School District GO	5.000%	8/15/35	2,080	2,373
Ysleta TX Independent School District GO	5.000%	8/15/37	2,350	2,665
				5,265,271
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/20	12,135	12,796
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	6,635
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,310
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,231
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	824
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,536

Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,244
Central Utah Water Conservancy District
Revenue	4.000%	10/1/32	4,080	4,394
Central Utah Water Conservancy District
Revenue	4.000%	10/1/33	2,555	2,741
Central Utah Water Conservancy District
Revenue	4.000%	10/1/34	4,000	4,262
Central Utah Water Conservancy District
Revenue	4.000%	10/1/35	3,000	3,187
Central Utah Water Conservancy District
Revenue	4.000%	10/1/36	3,345	3,542
Central Utah Water Conservancy District
Revenue	4.000%	10/1/37	2,600	2,737
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/33	1,005	1,070
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/34	1,000	1,061
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/35	1,350	1,429
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/36	1,000	1,055
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/37	1,440	1,510
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19 (ETM)	2,100	2,174
Salt Lake & Sandy UT Metropolitan Water
District Revenue	5.000%	7/1/32	2,000	2,206
Salt Lake City UT Airport Revenue	5.000%	7/1/33	1,695	1,963
Salt Lake City UT Airport Revenue	5.000%	7/1/34	1,650	1,905
Salt Lake City UT Airport Revenue	5.000%	7/1/36	1,300	1,492
Salt Lake City UT Airport Revenue	5.000%	7/1/37	1,610	1,841
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/29	1,095	1,291
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/31	1,275	1,494
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/32	1,000	1,165
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/34	1,000	1,156
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/35	1,085	1,253
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/36	1,250	1,439
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/37	1,160	1,333
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,260	4,757
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	4,060	4,533
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	11,587
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,503
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/36	2,000	2,306
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/37	1,400	1,606
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/38	1,265	1,448
Utah GO	5.000%	7/1/21	5,200	5,680
Utah GO	5.000%	7/1/22	5,100	5,706
Utah GO	5.000%	7/1/23	14,500	16,555
Utah GO	5.000%	7/1/24	9,000	10,450
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,643
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,230	2,568
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	2,250	2,580

Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	9,005	10,289
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,100	3,327
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	6,680	7,615
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,515	5,132
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	10,330	11,713
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33	10,510	11,882
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34	7,105	8,014
Washington County UT School District GO	5.000%	3/1/21	6,150	6,655
				229,825
Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/31	1,180	1,304
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/32	1,290	1,420
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/33	1,405	1,541
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/34	1,530	1,676
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/35	2,660	2,905
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/36	2,795	3,044
Vermont Educational & Health Buildings
Financing Agency Revenue (Middlebury
College Project)	5.000%	11/1/31	4,130	4,572
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/34	7,910	8,842
Vermont Municipal Bond Bank Revenue	5.000%	10/1/27	2,250	2,684
Vermont Municipal Bond Bank Revenue	5.000%	10/1/28	3,575	4,235
Vermont Municipal Bond Bank Revenue	5.000%	10/1/29	1,400	1,651
Vermont Municipal Bond Bank Revenue	5.000%	10/1/30	2,275	2,677
Vermont Municipal Bond Bank Revenue	5.000%	10/1/31	2,140	2,509
Vermont Municipal Bond Bank Revenue	5.000%	10/1/32	1,490	1,740
Vermont Municipal Bond Bank Revenue	4.000%	10/1/33	1,050	1,119
				41,919
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,502

Virginia (2.1%)
Chesapeake VA GO	5.000%	8/1/26	3,670	4,378
Chesapeake VA GO	5.000%	8/1/29	3,045	3,633
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,751
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/22	6,000	6,750
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/22	7,945	8,882

Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/24	5,195	6,003
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/33	2,000	2,270
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	9,730	10,271
3 Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	5,000	5,278
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	4,890	5,162
Fairfax County VA GO	5.000%	10/1/20	6,000	6,428
Fairfax County VA GO	5.000%	10/1/21	1,000	1,099
Fairfax County VA GO	5.000%	10/1/23	10,000	11,470
Fairfax County VA GO	4.000%	10/1/25	4,000	4,469
Fairfax County VA GO	5.000%	10/1/25	5,000	5,879
Fairfax County VA GO	5.000%	10/1/25	4,000	4,635
Fairfax County VA GO	4.000%	10/1/30	11,420	12,513
Fairfax County VA GO	4.000%	10/1/31	11,420	12,467
Fairfax County VA GO	4.000%	10/1/32	10,000	10,885
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	5.000%	5/15/19 (Prere.)	2,000	2,055
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	8,020
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	4,743
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	2,780
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,800
Hampton Roads VA Transportation
Accountability Commission Revenue	5.000%	7/1/37	7,260	8,456
Hampton Roads VA Transportation
Accountability Commission Revenue	5.000%	7/1/38	3,185	3,707
Hampton VA GO	5.000%	1/15/20	3,000	3,048
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/38	250	268
Henrico County VA Water & Sewer Revenue	5.000%	5/1/28	3,175	3,736
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/24	1,720	1,879
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/25	1,750	1,912
Newport News VA GO	5.000%	8/1/28	2,975	3,571
Newport News VA GO	5.000%	8/1/29	2,970	3,539
Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) PUT	5.000%	11/1/28	4,500	5,376
Norfolk VA GO	5.000%	9/1/25	2,750	3,201
Norfolk VA GO	5.000%	9/1/26	5,485	6,385
Norfolk VA GO	5.000%	9/1/27	4,410	5,134
Norfolk VA GO	5.000%	9/1/28	5,345	6,219
Norfolk VA GO	5.000%	9/1/29	2,000	2,325
Norfolk VA GO	5.000%	9/1/30	2,000	2,322

Norfolk VA GO	5.000%	9/1/31	3,000	3,479
Norfolk VA GO	5.000%	9/1/32	3,000	3,476
Norfolk VA GO	5.000%	9/1/33	2,000	2,315
Norfolk VA GO	5.000%	9/1/34	3,000	3,468
Norfolk VA GO	5.000%	9/1/35	3,000	3,446
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	2,727
Norfolk VA Water Revenue	5.000%	11/1/25	15,935	18,861
Norfolk VA Water Revenue	5.000%	11/1/26	8,705	10,411
Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,416
Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,279
Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,306
Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,415
Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,532
Richmond VA GO	5.000%	3/1/24	1,100	1,267
Richmond VA GO	5.000%	3/1/25	2,500	2,920
Richmond VA GO	5.000%	3/1/26	3,340	3,946
Richmond VA GO	5.000%	3/1/27	2,675	3,198
Richmond VA GO	5.000%	3/1/28	2,025	2,448
Richmond VA GO	5.000%	3/1/29	2,500	3,039
Richmond VA GO	5.000%	3/1/30	1,800	2,205
Richmond VA GO	5.000%	3/1/31	1,100	1,355
Richmond VA Public Utility Revenue	5.000%	1/15/28	4,000	4,673
Richmond VA Public Utility Revenue	5.000%	1/15/29	10,000	11,631
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/21	2,500	2,715
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/22	3,040	3,376
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	1,400	1,537
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,405	11,053
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/26	1,475	1,616
Stafford County VA Economic Development
AuthorityHospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/25	1,000	1,133
Stafford County VA Economic Development
AuthorityHospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/26	1,700	1,933
Stafford County VA Economic Development
AuthorityHospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/27	1,500	1,699
Stafford County VA Economic Development
AuthorityHospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/28	1,550	1,745
Stafford County VA Economic Development
AuthorityHospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,103
Stafford County VA Economic Development
AuthorityHospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/34	2,500	2,751

Stafford County VA Economic Development
AuthorityHospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/35	2,500	2,743
1 Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/27	755	864
1 Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/31	1,000	1,127
1 Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/34	1,155	1,293
1 Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/35	1,210	1,351
1 Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/36	725	808
Virginia Beach VA GO	4.000%	9/15/20	6,195	6,498
Virginia Beach VA GO	5.000%	5/1/22	4,300	4,786
Virginia Beach VA GO	5.000%	5/1/23	4,300	4,888
Virginia Beach VA GO	5.000%	5/1/24	4,300	4,972
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	10,415	10,601
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	17,540	18,936
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21 (Prere.)	5,840	6,305
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,105
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/28	10,015	11,870
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/29	16,065	17,325
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/30	4,080	4,355
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/31	4,300	4,575
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/32	20,225	21,448
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/33	21,035	22,235

Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/33	35,505	37,767
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/34	22,500	23,864
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	2,000	2,075
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	3,715	3,968
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	20,158
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/30	4,515	4,823
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/32	4,900	5,199
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	7,475	7,765
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/20	2,500	2,634
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/20	5,000	5,348
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/21	4,400	4,768
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	13,765	14,972
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	30,140	32,783
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	31,550	34,317
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/21	2,000	2,195
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,215
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22 (Prere.)	21,000	23,375
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22 (Prere.)	12,560	13,980
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22 (Prere.)	10,000	11,131
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	5,260	5,901
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	2,790	3,130
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	5,040	5,654
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	2,100	2,356
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	1,800	2,019
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	5,035	5,648

Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22 (Prere.)	2,000	2,244
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	7,960	9,029
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	10,000	11,343
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/25	4,080	4,774
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/25	15,015	17,641
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	9,155	10,796
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	15,040	17,736
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	3,015	3,564
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	4,565	5,396
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	10,000	11,867
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	13,000	15,539
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	4,630	5,546
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	4,605	5,516
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	10,000	12,027
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/28	11,990	14,377
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/28	5,075	6,097
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/29	6,000	7,159
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/29	8,465	9,950
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/30	10,190	10,939
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/30	2,000	2,338
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/31	7,000	7,403
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/31	10,600	11,337
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/32	11,855	12,596
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/32	11,020	11,734
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/34	8,790	9,307
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	8,070	8,518
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	10,000	10,530
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/36	9,250	9,726

Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/35	2,000	2,082
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/35	1,895	1,973
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/36	3,000	3,114
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/36	1,800	1,868
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/37	3,100	3,211
Virginia Commonwealth University Health
System Authority Revenue	4.000%	7/1/37	1,500	1,553
Virginia GO	4.000%	6/1/20	14,530	15,173
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,290	8,577
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	11,000	11,381
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	7,660	8,159
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	8,715	9,283
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21 (Prere.)	11,540	12,616
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	8,055	8,806
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	9,165	10,020
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24	8,500	9,836
Virginia Public Building Authority Revenue	5.000%	8/1/26	3,485	4,132
Virginia Public School Authority Revenue	4.000%	8/1/20	8,000	8,369
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,584
Virginia Public School Authority Revenue	5.000%	3/1/21	3,670	3,974
Virginia Public School Authority Revenue	5.000%	3/1/22	3,780	4,193
Virginia Public School Authority Revenue	5.000%	3/1/26	5,125	6,086
Virginia Public School Authority Revenue	5.000%	8/1/26	6,500	7,765
Virginia Public School Authority Revenue	5.000%	8/1/29	8,500	10,011
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/20	5,705	6,028
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	11,000	11,936
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	9,554
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	7,760	8,722
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	11,442
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	5,870	6,733
Virginia Resources Authority Infrastructure
Revenue	5.000%	11/1/20	3,625	3,893
Virginia Upper Occoquan Sewage Authority
Revenue	4.000%	7/1/32	1,180	1,257
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/31	3,000	3,390

Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/32	2,115	2,376
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/33	2,500	2,795
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/34	3,000	3,348
				1,253,572
Washington (3.4%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/25	1,010	1,193
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/27	1,270	1,502
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/28	1,020	1,201
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/29	1,250	1,466
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/30	2,190	2,560
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	1,510	1,760
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	2,550	2,965
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/33	2,510	2,908
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/34	4,520	5,222
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/36	3,420	3,930
Clark County WA School District No. 117 GO	5.000%	12/1/31	7,000	8,231
Clark County WA School District No. 117 GO	5.000%	12/1/32	8,000	9,379
Energy Northwest Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	5,125	6,089
Energy Northwest Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	8,500	9,398
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,115	21,379
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	3,250	3,624
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/23	3,640	4,136
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/24	1,275	1,473
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	6,000	6,816
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	3,250	3,738
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	10,000	11,337
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,000	1,148
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/32	5,000	5,666
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/33	8,445	9,843

Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/34	6,000	6,973
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/35	26,210	30,372
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/24	1,635	1,889
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	12,580	14,739
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	5,420	6,350
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/26	13,155	14,294
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/27	19,010	21,799
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/26	11,030	13,068
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	7,065	8,468
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	19,795	23,328
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/28	13,000	14,845
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/27	1,000	1,138
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/28	1,000	1,135
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/29	1,200	1,357
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/30	1,575	1,777
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/31	1,625	1,825
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	16,505	17,965
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	17,335	18,869
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	18,200	19,810
King County WA GO	5.000%	7/1/20	5,075	5,397
King County WA GO	4.000%	12/1/32	3,300	3,510
King County WA School District No. 405 GO	5.000%	12/1/21	1,800	1,984
King County WA School District No. 405 GO	5.000%	12/1/23	4,200	4,818
King County WA School District No. 411 GO	5.000%	12/1/28	2,055	2,429
King County WA School District No. 411
Issaquah Revenue	4.000%	12/1/28	11,910	12,668
King County WA School District No. 414 GO	5.000%	6/1/19	1,620	1,667
King County WA School District No. 414 GO	5.000%	12/1/20	5,615	6,038
King County WA School District No. 414 GO	5.000%	12/1/21	14,785	16,287
King County WA Sewer Revenue	5.000%	1/1/20	4,000	4,192
King County WA Sewer Revenue	4.000%	7/1/32	5,450	5,800
King County WA Sewer Revenue	4.000%	7/1/32	7,225	7,642
King County WA Sewer Revenue	4.000%	7/1/33	12,500	13,257
Kitsap County WA School District No. 401 GO	4.000%	12/1/32	1,025	1,097
Kitsap County WA School District No. 401 GO	4.000%	12/1/34	1,555	1,652
Pierce County WA School District No. 3
Puyallup GO	5.000%	12/1/25	6,500	7,259
Pierce County WA School District No. 10
(Tacoma) GO	4.000%	6/1/20	2,000	2,085
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/20	3,600	3,869

Pierce County WA School District No. 320
(Sumner) GO	5.000%	12/1/28	10,575	12,529
Pierce County WA School District No. 402 GO	4.000%	12/1/32	1,455	1,563
Pierce County WA School District No. 402 GO	4.000%	12/1/34	3,080	3,272
Pierce County WA School District No. 402 GO	4.000%	12/1/35	2,615	2,759
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,222
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	5,907
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,111
Port of Seattle WA Revenue	5.000%	2/1/25	1,705	1,968
Port of Seattle WA Revenue	5.000%	3/1/25	1,515	1,738
Port of Seattle WA Revenue	5.000%	2/1/26	2,825	3,297
Port of Seattle WA Revenue	5.000%	3/1/26	1,055	1,207
Port of Seattle WA Revenue	5.000%	3/1/27	1,000	1,140
Port of Seattle WA Revenue	5.000%	8/1/27	8,650	9,527
Port of Seattle WA Revenue	5.000%	3/1/28	1,780	2,022
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,226
Port of Seattle WA Revenue	5.000%	3/1/29	2,025	2,297
Port of Seattle WA Revenue	5.000%	3/1/30	2,000	2,262
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,315
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	8,763
Port of Seattle WA Revenue	5.000%	8/1/31	5,560	6,086
Seattle WA GO	5.000%	6/1/21	16,395	17,855
Seattle WA GO	5.000%	6/1/23	7,315	8,321
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	7,945	8,346
Seattle WA Water System Revenue	5.000%	5/1/24	12,610	14,543
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/24	2,295	2,432
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/25	3,760	3,990
Snohomish County WA GO	4.000%	12/1/26	3,515	3,768
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/29	3,700	4,207
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/30	3,000	3,406
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/31	3,650	4,136
University of Washington Revenue	5.000%	7/1/27	6,925	7,698
University of Washington Revenue	5.000%	4/1/28	10,195	11,006
University of Washington Revenue	5.000%	7/1/28	11,490	12,749
University of Washington Revenue	5.000%	7/1/29	7,500	8,310
University of Washington Revenue	5.000%	4/1/30	9,315	10,044
University of Washington Revenue	5.000%	7/1/30	10,495	11,603
University of Washington Revenue	5.000%	4/1/31	10,500	11,313
University of Washington Revenue	5.000%	4/1/32	11,375	12,250
University of Washington Revenue	5.000%	7/1/32	5,000	5,514
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19 (Prere.)	3,185	3,295
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	5,780	6,144
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,065
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	5,833
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	6,836
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	14,900	17,200
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	5,000	5,772
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	19,725	22,681
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	11,399
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,126

Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	23,685	25,228
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	7,607
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	12,987
Washington Economic Development Finance
AuthorityLease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/27	1,410	1,622
Washington Economic Development Finance
AuthorityLease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/29	1,435	1,641
Washington Economic Development Finance
AuthorityLease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/31	2,165	2,462
Washington Economic Development Finance
AuthorityLease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/32	1,460	1,656
Washington GO	5.000%	2/1/19 (Prere.)	6,790	6,912
Washington GO	5.000%	7/1/19	6,940	7,162
Washington GO	5.000%	8/1/19 (Prere.)	4,845	5,012
Washington GO	0.000%	6/1/20 (14)	5,500	5,323
Washington GO	5.000%	7/1/20	10,720	11,396
Washington GO	5.000%	8/1/20	4,730	5,040
Washington GO	5.000%	2/1/21 (Prere.)	10,000	10,796
Washington GO	5.000%	2/1/21 (Prere.)	9,650	10,418
Washington GO	5.000%	8/1/21	5,700	6,235
Washington GO	5.000%	8/1/21	5,600	6,126
Washington GO	5.000%	8/1/21 (Prere.)	20,980	22,937
Washington GO	5.000%	2/1/22 (Prere.)	6,170	6,825
Washington GO	5.000%	7/1/22	20,000	22,320
Washington GO	5.000%	7/1/22	9,845	10,987
Washington GO	5.000%	7/1/22	23,500	26,226
Washington GO	5.000%	8/1/22	5,470	6,115
Washington GO	5.000%	8/1/22	5,530	6,182
Washington GO	5.000%	7/1/23	10,025	11,172
Washington GO	5.000%	7/1/24	2,875	3,329
Washington GO	5.000%	7/1/24	5,135	5,704
Washington GO	5.000%	1/1/25	1,750	1,872
Washington GO	5.000%	7/1/25	50,585	58,277
Washington GO	4.000%	7/1/27	27,500	29,134
Washington GO	4.000%	7/1/27	72,500	76,807
Washington GO	5.000%	7/1/27	8,620	9,950
Washington GO	5.000%	8/1/27	7,495	8,743
Washington GO	5.000%	8/1/27	42,000	50,189
Washington GO	4.000%	7/1/28	10,000	10,567
Washington GO	4.000%	7/1/28	82,900	87,603
Washington GO	5.000%	8/1/28	20,210	23,491
Washington GO	5.000%	2/1/30	8,545	9,659
Washington GO	5.000%	2/1/30	13,740	15,717
Washington GO	5.000%	7/1/30	6,790	7,828
Washington GO	5.000%	8/1/30	21,425	25,244
Washington GO	5.000%	8/1/30	45,000	53,022
Washington GO	5.000%	6/1/31	5,250	5,666
Washington GO	5.000%	7/1/31	12,950	14,734
Washington GO	5.000%	8/1/31	13,860	15,770
Washington GO	5.000%	8/1/31	47,000	55,174
Washington GO	5.000%	8/1/31	32,640	38,316
Washington GO	5.000%	6/1/32	5,500	5,925
Washington GO	5.000%	8/1/32	29,775	33,385

Washington GO	5.000%	8/1/32	26,470	30,959
Washington GO	5.000%	8/1/36	7,000	8,073
Washington GO	5.000%	8/1/39	6,000	6,793
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/27	2,675	2,973
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/28	2,160	2,391
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/29	1,755	1,936
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,003
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,800	3,805
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,625	3,630
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,555
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,425	3,430
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,925	3,931
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,555
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,675	3,680
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	3,942
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,408
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	6,764
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	5,697
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/26	1,070	1,253
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/27	1,220	1,438
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/28	1,195	1,409
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/30	1,845	2,157
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/31	1,260	1,468
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/35	9,480	10,890
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/36	19,390	22,204
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/37	9,680	11,059
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/18	23,015	23,209
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,704

Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/24	19,830	20,576
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/25	1,710	1,933
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/27	1,035	1,156
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	2,050	2,461
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	4,000	4,742
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,723
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,181
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,700	2,867
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,100
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/26	2,040	2,325
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/27	2,175	2,493
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/28	3,700	4,197
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/29	2,500	2,819
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/30	2,595	2,916
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/31	2,250	2,515
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/32	2,500	2,784
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/33	3,125	3,468
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/34	3,805	4,210
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/19 (Prere.)	2,580	2,639
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/19 (Prere.)	3,005	3,074
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/19 (Prere.)	4,470	4,573
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/19 (Prere.)	2,000	2,046

Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	4.000%	5/1/34	2,500	2,613
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,553
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,722
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/28	1,675	1,826
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/33	2,840	3,061
Washington Housing Finance Commission Multi-
Family Housing Revenue (The Hearthstone
Project)	4.500%	7/1/28	965	1,005
Washington Housing Finance Commission Multi-
Family Housing Revenue (The Hearthstone
Project)	5.000%	7/1/38	830	864
Washington State University General Revenue	5.000%	10/1/28	3,070	3,340
Washington State University General Revenue	5.000%	10/1/29	3,070	3,339
Washington State University General Revenue	5.000%	10/1/30	3,140	3,414
Washington State University General Revenue	5.000%	10/1/31	3,170	3,442
				1,972,455
West Virginia (0.4%)
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/21	11,210	12,263
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/22	5,120	5,721
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/25	4,030	4,709
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/26	6,000	7,082
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/27	4,145	4,926
1 West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/32	3,000	3,474
1 West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/33	3,000	3,458
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/19 (ETM)	1,395	1,437
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	3,500	3,714
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	2,055	2,180
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	5,085	5,395
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	1,745	1,851
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	2,445	2,594

West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/26	5,340	6,288
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/27	5,610	6,646
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/28	5,890	6,911
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/29	5,000	5,833
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/32	7,025	7,406
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/33	7,300	7,667
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/35	7,900	8,248
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/36	8,215	8,551
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/37	7,000	7,259
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/25	2,000	2,193
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/26	2,425	2,833
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/27	1,500	1,639
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/27	1,545	1,819
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/28	2,000	2,182
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/28	1,510	1,764
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/29	2,000	2,178
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/29	1,670	1,939
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/31	1,720	1,983
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/32	1,880	2,159
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/33	2,050	2,346
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/35	2,365	2,691
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/36	2,860	3,245
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/37	2,975	3,368
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/18	4,985	4,998
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	3,086
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,570	3,681

West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,365	3,471
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/24	3,020	3,352
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/25	2,980	3,271
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/26	2,475	2,691
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/27	3,170	3,430
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/28	3,210	3,462
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	12,650	13,086
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/19 (Prere.)	12,620	12,978
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/29	5,580	5,820
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/31	3,335	3,451
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/32	8,750	9,011
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/35	4,540	4,616
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/26	2,590	3,050
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/27	2,720	3,227
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/28	2,855	3,406
West Virginia University Revenue	5.000%	10/1/30	3,000	3,248
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/27	2,745	3,159
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/31	3,435	3,925
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/33	3,690	4,192
				260,563
Wisconsin (1.3%)
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/30	1,890	2,127

Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/31	2,000	2,246
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/32	2,000	2,248
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/33	1,500	1,680
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/34	1,500	1,678
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/35	1,500	1,684
Green Bay WI Area Public School District GO	4.000%	4/1/30	3,560	3,774
Green Bay WI Area Public School District GO	4.000%	4/1/31	3,685	3,894
Green Bay WI Area Public School District GO	4.000%	4/1/32	3,825	4,029
Madison WI Area Technical College GO	5.000%	3/1/22	4,055	4,476
Madison WI Area Technical College GO	5.000%	3/1/23	4,345	4,899
Madison WI Area Technical College GO	4.000%	3/1/24	4,590	5,027
Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,312
Madison WI Area Technical College GO	4.000%	3/1/27	5,340	5,951
Madison WI Area Technical College GO	4.000%	3/1/28	5,530	6,104
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/18	1,640	1,650
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	3,853
Milwaukee WI GO	4.000%	3/15/20	9,930	10,309
Milwaukee WI GO	4.000%	4/1/32	6,100	6,533
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,047
Wisconsin General Fund Annual Appropriation
Revenue	6.000%	5/1/19 (Prere.)	945	977
Wisconsin General Fund Annual Appropriation
Revenue	6.000%	5/1/27	9,055	9,354
Wisconsin GO	5.000%	5/1/20	1,000	1,058
Wisconsin GO	5.000%	5/1/20	2,915	3,085
Wisconsin GO	5.000%	5/1/20 (Prere.)	2,305	2,439
Wisconsin GO	5.000%	5/1/21 (Prere.)	10,425	11,327
Wisconsin GO	5.000%	5/1/21	9,335	10,142
Wisconsin GO	5.000%	5/1/22	1,195	1,261
Wisconsin GO	5.000%	5/1/22 (Prere.)	110	122
Wisconsin GO	5.000%	5/1/22 (Prere.)	40	44
Wisconsin GO	5.000%	11/1/23	5,000	5,733
Wisconsin GO	5.000%	5/1/25	7,405	8,189
Wisconsin GO	5.000%	5/1/26	9,000	10,160
Wisconsin GO	5.000%	5/1/27	1,400	1,546
Wisconsin GO	5.000%	5/1/27	2,835	3,131
Wisconsin GO	5.000%	5/1/28	2,060	2,267
Wisconsin GO	5.000%	11/1/28	30,070	35,838
Wisconsin GO	5.000%	5/1/29	16,840	19,484
Wisconsin GO	5.000%	5/1/29	1,715	1,885
Wisconsin GO	5.000%	5/1/30	7,760	8,957
Wisconsin GO	4.000%	11/1/34	4,000	4,258
Wisconsin GO	5.000%	5/1/35	13,090	14,892
Wisconsin GO	5.000%	5/1/36	24,590	27,910
Wisconsin GO	5.000%	5/1/36	21,325	24,204
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/19 (ETM)	4,110	4,226

Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20 (ETM)	3,240	3,422
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20 (Prere.)	5,230	5,523
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20 (Prere.)	3,295	3,480
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/29	1,175	1,340
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/30	1,410	1,601
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/32	8,000	8,309
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/33	50,545	52,218
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34	38,835	40,013
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/35	17,075	17,546
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36	13,950	15,729
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	34,215	36,937
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,159
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,730	12,393
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	1.480%	8/1/18 LOC	9,600	9,600
Wisconsin Health & Educational Facilities
Authority Revenue (Beaver Dam Community
Hospitals Inc.)	5.250%	8/15/34	2,715	2,865
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/28	765	840
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/29	685	749
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/30	940	1,023
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/31	990	1,073
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/32	1,045	1,129
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	2/15/20 (Prere.)	5,900	6,238
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/26	815	953

Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/27	850	1,001
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/28	800	935
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/29	800	930
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/30	8,305	8,796
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/31	6,000	6,331
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/32	5,345	5,618
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/36	4,715	4,878
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/37	5,910	6,100
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/25	2,500	2,888
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/27	1,855	2,183
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/33	4,000	4,570
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/34	6,845	7,787
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/35	5,450	6,183
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/28	12,110	13,583
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/29	12,000	13,431
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/24	700	781
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,064
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,657
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,828
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/24	2,310	2,600
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/25	2,435	2,765
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/26	940	1,073

Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/27	1,685	1,895
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/32	4,200	4,637
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/34	11,035	12,405
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/35	6,350	7,124
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	11,800	13,113
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/30	2,050	2,284
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/31	1,650	1,831
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/33	1,300	1,430
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/34	1,250	1,370
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/25	2,130	2,442
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/26	6,285	7,173
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/27	4,875	5,515
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/28	6,955	7,835
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/29	4,295	4,833
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	7,675	8,601
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/33	5,895	6,538
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/27	2,350	2,683
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/28	2,595	2,975
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/29	1,475	1,690
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/30	1,500	1,726
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	4,000	4,448
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/33	3,550	3,944
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	5,000	5,580

Wisconsin Transportation Revenue	5.000%	7/1/31	13,200	15,511
Wisconsin Transportation Revenue	5.000%	7/1/34	4,345	4,908
Wisconsin Transportation Revenue	5.000%	7/1/35	3,700	4,171
Wisconsin Transportation Revenue	5.000%	7/1/37	3,085	3,469
				761,263
Wyoming (0.0%)
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/25 (15)	1,000	1,142
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/28 (15)	1,000	1,148
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/29 (15)	1,000	1,143
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/31 (15)	1,105	1,254
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/32 (15)	1,050	1,186
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/35 (15)	1,450	1,623
				7,496
Total Tax-Exempt Municipal Bonds (Cost $57,051,143)				57,844,624
			Shares
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
6 Vanguard Municipal Cash Management Fund
(Cost $409,223)	1.062%		4,092,307	409,272
Total Investments (99.4%) (Cost $57,460,366)				58,253,896
Other Assets and Liabilities-Net (0.6%)				373,978
Net Assets (100%)				58,627,874

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2018.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3 Securities with a value of $11,426,000 have been segregated as initial margin for open futures contracts.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate value of these securities was $226,227,000, representing 0.4% of net assets.
5 5.000% coupon rate will be effective December 2018.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.

Intermediate-Term Tax-Exempt Fund

RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	7,685	1,624,417	(1,942)
5-Year U.S. Treasury Note	September 2018	3,071	347,407	(211)
Ultra 10-Year U.S. Treasury Note	September 2018	433	55,038	70
				(2,083)
Short Futures Contracts
10-Year U.S. Treasury Note	September 2018	(593)	(70,817)	(1)
Ultra Long U.S. Treasury Bond	September 2018	(440)	(69,039)	61
				60
				(2,023)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Intermediate-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	57,844,624	—
Temporary Cash Investments	409,272	—	—
Futures Contracts—Assets[1]	397	—	—
Futures Contracts—Liabilities[1]	(203)	—	—
Total	409,466	57,844,624	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At July 31, 2018, the cost of investment securities for tax purposes was $57,469,334,000. Net unrealized appreciation of investment securities for tax purposes was $784,562,000, consisting of unrealized gains of $1,139,722,000 on securities that had risen in value since their purchase and $355,160,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.2%)
Alabama (2.3%)
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/23	6,105	6,982
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/25	6,130	7,219
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	14,390	16,211
Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) PUT	1.850%	11/1/22	9,000	8,841
Auburn University Alabama General Fee
Revenue	5.000%	6/1/19	2,000	2,059
Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,085
Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,500	1,661
Birmingham AL Special Care Facilities
Financing Authority Revenue (Ascension
Health Credit Group) PUT	1.500%	5/1/20	4,085	4,049
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/23	1,000	1,121
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/23	430	481
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	5.000%	12/1/20	765	816
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21	1,000	1,088
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22	2,255	2,495
1 Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	2.302%	12/1/23	60,000	60,000
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	90,000	95,674
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	5.000%	12/1/23	7,265	8,147
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	61,995	64,658
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	73,000	77,197
City of Huntsville AL Electric System Revenue	5.000%	12/1/24	350	407
Houston County AL Health Care Authority
Revenue	5.000%	10/1/24	3,050	3,415
Houston County AL Health Care Authority
Revenue	5.000%	10/1/25	1,000	1,114
Huntsville AL Electric System Revenue	5.000%	12/1/23	200	229
Huntsville AL Electric System Revenue	5.000%	12/1/23	250	287
Huntsville AL Electric System Revenue	5.000%	12/1/24	365	425
Huntsville AL Electric System Revenue	4.000%	12/1/25	200	222
Huntsville AL Electric System Revenue	5.000%	12/1/25	300	353
Huntsville AL GO	5.000%	11/1/24	1,400	1,599
Huntsville AL GO	5.000%	11/1/24	1,195	1,365
Huntsville AL Water System Revenue	5.000%	11/1/20	1,000	1,073

Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/21	3,065	3,282
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/22	4,365	4,762
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/23	4,565	5,070
Jefferson County AL GO	5.000%	4/1/23	1,000	1,120
Jefferson County AL GO	5.000%	4/1/24	5,500	6,240
Jefferson County AL GO	5.000%	4/1/25	3,750	4,300
Jefferson County AL Revenue	5.000%	9/15/19	935	971
Jefferson County AL Revenue	5.000%	9/15/20	1,250	1,333
Jefferson County AL Revenue	5.000%	9/15/21	1,625	1,771
Jefferson County AL Revenue	5.000%	9/15/22	625	694
Jefferson County AL Revenue	5.000%	9/15/23	2,500	2,818
Jefferson County AL Revenue	5.000%	9/15/24	6,725	7,661
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,507
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,395
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.625%	10/2/18	10,000	10,000
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/22	1,010	1,100
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/22	600	653
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/23	950	1,052
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/24	1,345	1,506
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/25	2,580	2,914
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/26	2,735	3,105
Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/21	870	914
Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/22	1,225	1,300
Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/23	2,000	2,138
Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/24	65,000	69,127
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	4/1/24	49,000	52,073
Tuscaloosa AL Public Educational Building
Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/22 (15)	3,485	3,823
Tuscaloosa AL Public Educational Building
Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/23 (15)	3,660	4,104
Tuscaloosa AL Public Educational Building
Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/24 (15)	3,845	4,370
Tuscaloosa County AL Board of Education
Special Tax Revenue	5.000%	2/1/23	200	224

Tuscaloosa County AL Board of Education
Special Tax Revenue	5.000%	2/1/24	150	171
Tuscaloosa County AL Board of Education
Special Tax Revenue	5.000%	2/1/27	275	322
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.950%	8/7/18 LOC	20,000	20,000
University of Alabama General Revenue	5.000%	7/1/19	5,345	5,515
University of South Alabama University Facilities
Revenue	5.000%	11/1/20	1,395	1,488
University of South Alabama University Facilities
Revenue	5.000%	11/1/21	825	899
University of South Alabama University Facilities
Revenue	5.000%	10/1/22 (15)	325	362
University of South Alabama University Facilities
Revenue	5.000%	11/1/22	1,080	1,200
University of South Alabama University Facilities
Revenue	5.000%	10/1/23 (15)	500	567
University of South Alabama University Facilities
Revenue	5.000%	10/1/24 (15)	525	603
University of South Alabama University Facilities
Revenue	5.000%	10/1/26 (15)	800	937
				603,664
Alaska (0.5%)
Alaska GO	5.000%	8/1/22	5,590	6,222
Alaska GO	5.000%	8/1/25	1,435	1,605
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/21	2,265	2,485
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	1,755	1,960
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	2,410	2,692
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	4,785	5,424
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	2,530	2,868
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/19	2,000	2,063
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/21	10,140	10,901
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/22	10,265	11,219
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/23	13,645	15,313
Alaska State International Airport Revenue	5.000%	10/1/23	525	596
Alaska State International Airport Revenue	5.000%	10/1/24	1,635	1,883
Anchorage AK GO	5.000%	9/1/21	2,000	2,189
Anchorage AK GO	5.000%	9/1/21	2,605	2,851
Anchorage AK GO	5.000%	9/1/21	1,000	1,095
Anchorage AK GO	5.000%	9/1/22	2,000	2,239
Anchorage AK GO	5.000%	9/1/22	1,665	1,864
Anchorage AK GO	5.000%	9/1/25	5,000	5,765
Anchorage AK Wastewater Revenue	5.000%	5/1/23	750	848
Anchorage AK Wastewater Revenue	5.000%	5/1/24	600	688
Anchorage AK Wastewater Revenue	5.000%	5/1/25	575	669
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/20	1,725	1,834
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/21	1,950	2,119
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/22	1,525	1,688

Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/23	4,160	4,674
Valdez AK Marine Terminal Revenue (Exxon
Pipeline Co.) VRDO	1.480%	8/1/18	40,595	40,595
				134,349
Arizona (1.5%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/19	325	335
Arizona Board of Regents Arizona State
University System Revenue	5.000%	8/1/19	2,140	2,214
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/20	1,045	1,111
Arizona Board of Regents Arizona State
University System Revenue	5.000%	8/1/20	1,700	1,810
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	500	545
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	1,170	1,274
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	975	1,062
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	625	681
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	300	327
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	5,000	5,446
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	10,000	10,892
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	300	334
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	425	474
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	600	669
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	455	507
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	3,190	3,555
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	3,185	3,549
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	500	569
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	500	569
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	750	854
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	1,500	1,707
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	690	785
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/24	400	463
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/24	400	463
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/25	800	922

Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/25	620	728
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/19	1,605	1,650
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/19	710	730
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/20	1,310	1,386
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/20	585	619
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/21	1,250	1,358
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/21	1,000	1,086
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/22	1,000	1,109
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/22	500	555
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/23	480	542
Arizona Board of Regents COP (University of
Arizona)	5.000%	6/1/24	500	574
Arizona COP	5.000%	10/1/18	900	905
Arizona COP	4.000%	9/1/19	1,500	1,540
Arizona COP	5.000%	9/1/20	4,300	4,585
Arizona COP	5.000%	9/1/21	6,380	6,963
Arizona COP	5.000%	10/1/22	4,910	5,475
Arizona COP	5.000%	10/1/23	6,530	7,418
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/19	2,600	2,641
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	4,550	4,750
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	1,000	1,068
1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.790%	2/5/20	20,000	20,279
1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.790%	2/5/20	5,000	5,069
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19	600	626
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,305	1,396
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,093
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	835	930
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,504
Arizona School Facilities Board COP	5.000%	9/1/20	11,030	11,762
Arizona School Facilities Board COP	5.000%	9/1/21	7,000	7,646
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/20	1,505	1,599
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/22	1,770	1,965

Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	9,000	9,817
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	3,350	3,736
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	3,500	3,975
Arizona Transportation Board GAN	5.000%	7/1/23	1,000	1,136
Arizona Transportation Board GAN	5.000%	7/1/24	1,000	1,154
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,380	3,592
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,772
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19 (ETM)	530	551
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19	1,470	1,530
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/25	9,200	10,278
Glendale AZ GO	4.000%	7/1/21 (4)	3,400	3,599
Glendale AZ GO	5.000%	7/1/22 (4)	1,670	1,856
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/20	450	467
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/21	750	790
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/22	750	798
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/23	750	805
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	2,938
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,900	3,152
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,100	3,438
Goodyear Public Improvement Corp. AZ
Municipal Facilities Revenue	5.000%	7/1/21	800	871
Goodyear Public Improvement Corp. AZ
Municipal Facilities Revenue	5.000%	7/1/22	1,500	1,667
Goodyear Public Improvement Corp. AZ
Municipal Facilities Revenue	5.000%	7/1/24	900	1,034
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/21	3,500	3,760
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/22	3,650	4,012
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/23	5,500	6,174
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/24	2,275	2,596
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT	5.000%	10/18/24	9,000	10,315
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) VRDO	0.950%	8/7/18	40,000	40,000

Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	3,837
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20	450	478
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	335	364
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	200	222
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	2,000	2,180
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,775	1,979
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/23	11,755	13,380
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	12,360	13,478
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/25	4,125	4,752
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/23	100	110
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/24	400	446
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/25	400	450
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/19	3,155	3,247
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/20	2,840	3,012
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,258
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,032
Pima County AZ Sewer Revenue	5.000%	7/1/22	7,250	8,071
Pima County AZ Tucson Unified School District
No. 1 GO	5.000%	7/1/21 (15)	400	435
Pima County AZ Tucson Unified School District
No. 1 GO	5.000%	7/1/22 (15)	1,000	1,111
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/20	4,850	5,173
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/18	4,520	4,574
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	13,125	13,323
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	167
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,633
Scottsdale AZ GO	5.000%	7/1/19	1,860	1,920
Tempe AZ Industrial Development Authority
Revenue (Mirabella at ASU Project)	4.000%	10/1/23	10,000	10,061
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/21 (ETM)	2,740	2,976
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/18	2,185	2,198

Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	1.450%	9/4/18	9,250	9,252
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/20	1,000	1,061
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/21	750	809
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/22	1,100	1,210
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/23	1,000	1,119
				387,799
Arkansas (0.3%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/20	4,300	4,612
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/21	4,560	5,003
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/22	700	783
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	24,000	24,399
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/21	920	985
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	815	889
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/21	5,000	5,493
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/24	9,500	10,811
Baxter County AR Hospital Revenue	5.000%	9/1/20	1,385	1,456
Baxter County AR Hospital Revenue	5.000%	9/1/21	1,140	1,219
Baxter County AR Hospital Revenue	5.000%	9/1/22	1,000	1,084
Baxter County AR Hospital Revenue	5.000%	9/1/23	1,910	2,093
Independence County AR Pollution Control
Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,093
Springdale AR Sales and Use Revenue	5.000%	11/1/24	3,090	3,447
Springdale AR Sales and Use Revenue	5.000%	4/1/25 (15)	3,610	4,121
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	355	405
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/24	405	468
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	275	322
				82,683
California (7.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/19	1,050	1,085
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,034

ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	523
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/19	1,010	1,051
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)(ETM)	5,485	5,289
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	115	108
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/20	1,730	1,855
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/21	1,200	1,332
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/22	1,540	1,749
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/23	1,830	2,122
Antelope Valley-East Kern CA Water Agency
Revenue	4.000%	6/1/21	1,000	1,067
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,350	3,571
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	15,400	15,419
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.640%	10/1/19	9,825	9,858
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	34,965	34,859
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.540%	4/1/20	2,500	2,513
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	27,500	27,628
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	23,100	23,234
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.840%	5/1/23	28,500	29,006
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.840%	5/1/23	4,000	4,071
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24	30,400	29,950
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	4,800	4,716
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/18	1,200	1,200
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,071
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,352
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/19	1,210	1,241
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/20	1,200	1,263
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	10,000	10,279
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	23,000	25,165

2 California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	54,000	60,630
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18 (ETM)	5	5
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	1,360	1,377
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (ETM)	10	10
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	3,990	4,186
1 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	1.160%	12/1/20	12,250	12,268
California GO	5.000%	9/1/18	32,260	32,363
California GO	5.000%	10/1/18	34,000	34,220
California GO	5.000%	9/1/19	19,000	19,764
California GO	5.000%	9/1/19	17,825	18,542
California GO	5.000%	2/1/20	44,500	46,865
California GO	5.000%	11/1/20	21,520	23,183
California GO	5.000%	12/1/20	25,475	27,509
California GO	5.000%	2/1/21	10,000	10,839
California GO	5.000%	8/1/21	4,425	4,861
California GO	5.000%	8/1/21	14,000	15,379
California GO	5.000%	9/1/21	10,000	11,008
California GO	5.000%	10/1/21	28,000	30,898
California GO	5.000%	10/1/21	41,940	46,280
California GO	5.000%	11/1/21	49,440	54,671
California GO	5.000%	9/1/22	10,000	11,274
California GO	5.000%	8/1/23	16,500	18,970
California GO	4.000%	11/1/23	2,220	2,455
California GO	3.500%	8/1/27	10,000	10,945
1 California GO PUT	2.293%	12/3/18	6,500	6,503
1 California GO PUT	1.230%	12/1/20	20,000	20,007
California GO PUT	4.000%	12/1/21	21,700	23,110
1 California GO PUT	1.320%	12/1/22	27,000	27,068
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	3.000%	3/1/19	6,045	6,102
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/21	850	894
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,228
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	1,465	1,583
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,004
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,007
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,591
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/22	1,035	1,147
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/22	750	831

	California Health Facilities Financing Authority
	Revenue (El Camino Hospital)	5.000%	2/1/23	680	769
	California Health Facilities Financing Authority
	Revenue (El Camino Hospital)	5.000%	2/1/24	1,020	1,176
	California Health Facilities Financing Authority
	Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	47,560	53,506
	California Health Facilities Financing Authority
	Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	8,000	9,000
	California Health Facilities Financing Authority
	Revenue (Providence Health & Services)	5.000%	10/1/21	750	827
	California Health Facilities Financing Authority
	Revenue (Providence Health & Services)	5.000%	10/1/22	2,230	2,516
	California Health Facilities Financing Authority
	Revenue (Providence St. Joseph Health
	Obligated Group) PUT	1.250%	10/1/20	6,400	6,336
	California Health Facilities Financing Authority
	Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	24,410
	California Health Facilities Financing Authority
	Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	10,703
	California Health Facilities Financing Authority
	Revenue (St. Joseph Health System) PUT	1.700%	10/18/22	10,000	9,875
	California Health Facilities Financing Authority
	Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	6,721
	California Health Facilities Financing Authority
	Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,955
	California Infrastructure & Economic
	Development Bank Revenue (Academy of
	Motion Picture Arts & Sciences Obligated
	Group)	5.000%	11/1/22	1,000	1,133
1	California Infrastructure & Economic
	Development Bank Revenue (Academy of
	Motion Picture Arts & Sciences Obligated
	Group) PUT	2.399%	11/1/20	20,000	20,010
3	California Infrastructure & Economic
	Development Bank Revenue (Academy of
	Motion Picture Arts & Sciences Obligated
	Group) TOB VRDO	1.140%	8/7/18	6,670	6,670
1,4 California Infrastructure & Economic
	Development Bank Revenue (Academy
	Sciences)	1.837%	8/1/21	14,500	14,500
1	California Infrastructure & Economic
	Development Bank Revenue (J. Paul Getty
	Trust) PUT	2.006%	4/1/20	9,375	9,410
1	California Infrastructure & Economic
	Development Bank Revenue (J. Paul Getty
	Trust) PUT	2.006%	4/1/20	7,500	7,528
1	California Infrastructure & Economic
	Development Bank Revenue PUT	2.099%	2/1/21	25,000	25,113
	California Municipal Finance Authority Revenue
	(Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,300	1,435
	California Municipal Finance Authority Revenue
	(Biola University)	5.000%	10/1/22	135	150
	California Municipal Finance Authority Revenue
	(Biola University)	5.000%	10/1/23	415	469
	California Municipal Finance Authority Revenue
	(Community Hospitals of Central California
	Obligated Group)	5.000%	2/1/22	500	547

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	835	930
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
ObligatedGroup)	5.000%	2/1/21	1,000	1,072
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/24	725	818
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/25	800	909
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/26	615	702
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	2.000%	11/1/19	1,705	1,700
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	3.000%	11/1/20	800	810
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/24	985	1,097
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/27	2,455	2,773
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/21	350	380
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/22	250	277
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/23	600	679
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/24	350	402
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	1.650%	10/1/18	20,000	20,002
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	1.850%	8/1/18	2,250	2,250
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/22	375	410
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/23	350	387
California Public Works Board Lease Revenue	5.000%	3/1/21	1,965	2,133
California Public Works Board Lease Revenue	5.000%	10/1/21	7,455	8,217
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,780
California Public Works Board Lease Revenue	5.000%	10/1/22	5,750	6,485
California Public Works Board Lease Revenue	5.000%	3/1/23	4,000	4,549
California Public Works Board Lease Revenue	5.000%	10/1/23	12,880	14,828
California Public Works Board Lease Revenue	5.000%	3/1/24	3,145	3,644
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/18	5,790	5,808
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/18	1,845	1,857
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,192
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	16,620	17,125
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	1,690	1,814
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/21	4,800	5,231

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/25	5,835	6,890
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/19	5,600	5,770
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/20	5,200	5,526
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/18	4,000	4,049
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/20	1,175	1,240
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/20	1,240	1,331
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	2,682
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,084
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/18	3,500	3,522
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	1,200	1,211
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	2,500	2,523
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/19	7,755	7,875
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,750	2,873
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,000	2,089
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	3,050	3,225
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/20	2,000	2,153
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	2,495	2,719
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/21	3,500	3,866
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/22	5,885	6,561
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	5,000	5,651
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	6,620	7,544
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	5,000	5,765
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/25	3,055	3,607
California State University Systemwide Revenue	5.000%	11/1/18	4,000	4,038
California State University Systemwide Revenue	5.000%	11/1/22	2,700	3,071
California State University Systemwide Revenue	5.000%	11/1/23	2,270	2,639
California State University Systemwide Revenue
PUT	4.000%	11/1/21	28,075	29,653
California State University Systemwide Revenue
PUT	4.000%	11/1/23	4,000	4,359
California Statewide Communities Development
Authority Revenue (Citrus Valley Health
Partners)	5.300%	8/10/18 (14)	12,700	12,700

California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	515
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	345
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	299
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	277
3 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) TOB
VRDO	0.940%	8/7/18	6,630	6,630
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/19	1,110	1,145
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/22	395	433
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/23	1,365	1,518
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/20 (15)	4,810	4,995
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	2,310	2,317
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,610	2,712
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/18	2,000	2,013
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/19	2,100	2,191
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/20	1,525	1,641
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/21	2,025	2,239
1,3 Eaton Vance California Municipal Bond Fund II	1.790%	7/1/19	1,325	1,326
El Camino CA Healthcare District GO	5.000%	8/1/21	1,100	1,208
El Camino CA Healthcare District GO	5.000%	8/1/22	1,085	1,220
El Camino CA Healthcare District GO	0.000%	8/1/24 (14)	4,085	3,538
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,916
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	52,515	53,913
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/22 (4)	450	498
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/23 (4)	800	904
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/24 (4)	675	774
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,196

Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	3,009
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	1,898
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	5,640	5,806
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	3,330	3,532
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	2,750	2,995
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/22	4,665	5,202
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/23	6,015	6,827
Irvine CA Reassessment District No. 13-1
Improvement Revenue	4.000%	9/2/18	1,450	1,453
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/18	1,745	1,751
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19	1,150	1,194
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20	1,045	1,120
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/21	1,250	1,376
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	675
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	335
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	798
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	1,505	1,612
Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,511
Los Angeles CA GO	5.000%	9/1/19	5,000	5,196
Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	18,336
Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	24,020
Los Angeles CA Unified School District GO	5.000%	7/1/20	20,940	22,330
Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	15,734
Los Angeles CA Unified School District GO	5.000%	7/1/22	10,695	12,065
Los Angeles CA Unified School District GO	5.000%	7/1/23	25,000	28,847
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,500	15,888
Los Angeles CA Unified School District GO	5.000%	7/1/25	3,220	3,750
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	20,688
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/19	1,000	1,037
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/20	500	535
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/18	1,000	1,003
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/19	2,000	2,074
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/20	5,495	5,862

Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/21 (4)	5,000	5,474
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	517
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,100
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	800
Northern California Gas Authority No. 1
Revenue	2.196%	7/1/19	6,725	6,727
3 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.040%	8/7/18 LOC	35,500	35,500
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,555
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,556
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20	6,000	6,402
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/19	1,000	1,037
Palomar Pomerado Health California Revenue	5.000%	11/1/22	2,680	2,923
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/19	850	876
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/20	1,770	1,884
3 Sacramento CA Municipal Utility District
Revenue TOB VRDO	0.960%	8/7/18	4,985	4,985
San Bernardino CA City Unified School District
GO	5.000%	8/1/19 (4)	700	725
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/24	400	465
San Diego County CA Regional Transportation
Commission Revenue	4.000%	4/1/21	40,000	42,547
San Diego County CA Water Authority Revenue	5.000%	5/1/21	1,465	1,605
San Diego County CA Water Authority Revenue	5.000%	5/1/22	1,200	1,349
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/18 (ETM)	340	340
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/18	2,660	2,660
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/19	2,000	2,073
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/20	1,500	1,604
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,198
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,100
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/20	1,015	1,082
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/21	500	548
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,109

San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	575	626
Santa Clara County CA GO	5.000%	8/1/19 (Prere.)	12,500	12,955
* Solano County CA Community College District
GO	0.000%	8/1/25	4,250	3,896
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,035
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/20	600	640
Southern California Public Power Authority
Revenue (Magnolia Power Project) PUT	2.000%	7/1/20	8,750	8,776
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/21	5,010	5,478
University of California Revenue	5.000%	5/15/19	4,435	4,568
University of California Revenue	5.000%	5/15/21	8,260	9,039
University of California Revenue	5.000%	5/15/21	2,725	2,984
University of California Revenue PUT	1.400%	5/15/21	12,700	12,491
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	665	715
Washington Township CA Health Care District
Revenue	5.000%	7/1/22	1,325	1,451
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	970	1,075
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	1,295	1,451
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	965	1,089
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,325	2,309
				1,842,965
Colorado (1.0%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/21	1,345	1,482
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/22	1,165	1,311
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/23	1,265	1,448
Adams County CO COP	5.000%	12/1/21	1,000	1,098
Adams County CO COP	5.000%	12/1/22	1,250	1,399
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/20	350	368
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/22	225	243
Castle Rock CO Water & Sewer Revenue	5.000%	12/1/23	250	285
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/18	3,080	3,108
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/20 (ETM)	780	822
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/20	1,850	1,945
Colorado Health Facilities Authority Hospital
Revenue (Frasier Meadows Manor Inc.)	3.125%	5/15/27	1,250	1,212
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/23	1,225	1,361

Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/24	1,000	1,123
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/25	1,245	1,411
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)	5.000%	5/15/22	770	841
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)	5.000%	5/15/23	850	943
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)	5.000%	5/15/24	1,110	1,244
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)	5.000%	5/15/25	800	904
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)
PUT	2.800%	5/15/23	3,000	3,019
Colorado Health Facilities Authority Retirement
Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	20,000	17,291
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	27,000	30,579
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	2/1/19	2,280	2,314
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/20	6,950	7,135
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	2.673%	11/12/20	5,000	5,030
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	2.673%	11/12/20	7,500	7,545
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/20	1,375	1,474
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/21	1,735	1,903
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/22	680	761
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/22	1,350	1,510
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	4.000%	1/1/21	350	362
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	4.000%	1/1/22	400	416
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/23	750	815
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/24	750	821
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,644
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/19	625	640
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/20	2,055	2,179
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	4.000%	6/1/20	1,025	1,061

Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/21	2,000	2,151
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/22	2,300	2,518
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/23	2,000	2,222
1 Colorado Public Highway Authority Revenue
PUT	2.287%	9/1/19	3,000	3,009
1 Colorado Public Highway Authority Revenue
PUT	2.433%	9/1/21	3,000	3,034
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,021
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,132
Colorado Springs CO Utility System Revenue	5.000%	11/15/23	545	625
Colorado Springs CO Utility System Revenue	5.000%	11/15/23	530	607
Colorado Springs CO Utility System Revenue	5.000%	11/15/23	1,000	1,146
Colorado Springs CO Utility System Revenue	5.000%	11/15/24	400	466
Colorado Springs CO Utility System Revenue	5.000%	11/15/24	420	489
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,367
Denver CO City & County Airport Revenue	5.000%	11/15/23	19,205	21,956
1 Denver CO City & County Airport Revenue PUT	2.325%	11/15/19	15,905	15,953
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (ETM)	2,555	2,563
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/19	1,595	1,649
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/20 (14)	2,000	1,917
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/20	1,125	1,193
El Paso County CO CP	5.000%	12/1/24 (4)	450	518
El Paso County CO CP	5.000%	12/1/25 (4)	650	755
Garfield, Pitkin, & Eagle County CO School
District GO	5.000%	12/15/25	3,000	3,297
Moffat County CO Pollution Control Revenue
(Tri-State Generation & Transmission
Association Inc.) PUT	2.000%	10/3/22	13,500	13,403
Park Creek CO Metropolitan District Limited
Property Tax Revenue	4.000%	12/1/20	1,055	1,101
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/22	1,250	1,388
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	2,785	2,951
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	2,000	2,120
Regional Transportation District of Colorado
COP	5.000%	6/1/22	7,460	8,261
3 Regional Transportation District of Colorado
COP TOB VRDO	0.990%	8/7/18 LOC	8,000	8,000
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	5.000%	7/15/21	3,460	3,559
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	5.125%	1/15/23	2,835	2,923

Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	5.125%	7/15/23	2,420	2,495
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	2,500	2,576
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	1,000	1,030
University of Colorado Enterprise System
Revenue	5.000%	6/1/21	1,000	1,088
University of Colorado Hospital Authority
Revenue PUT	5.000%	3/1/22	20,000	21,690
				256,220
Connecticut (2.0%)
Bridgeport CT GO	5.000%	8/15/22 (4)	7,015	7,718
Bridgeport CT GO	5.000%	8/15/22 (4)	5,635	6,200
Bridgeport CT GO	5.000%	8/15/23 (4)	1,110	1,240
Bridgeport CT GO	5.000%	8/15/23 (4)	7,460	8,334
1 Connecticut GO	1.820%	8/15/18	3,000	3,001
Connecticut GO	5.000%	11/1/18	1,000	1,009
1 Connecticut GO	1.430%	3/1/19	2,300	2,303
1 Connecticut GO	1.490%	3/1/19	2,000	2,003
1 Connecticut GO	2.040%	4/15/19	6,000	6,033
1 Connecticut GO	2.040%	5/15/19	5,000	5,029
Connecticut GO	5.000%	6/1/19	34,275	35,206
1 Connecticut GO	1.860%	9/15/19	4,000	4,023
1 Connecticut GO	1.590%	3/1/20	7,500	7,524
Connecticut GO	5.000%	6/15/20	18,135	19,111
Connecticut GO	5.000%	12/15/20	5,865	6,256
Connecticut GO	5.000%	3/15/21	7,110	7,612
Connecticut GO	5.000%	11/1/21	365	396
Connecticut GO	5.000%	11/15/21	7,325	7,952
Connecticut GO	5.000%	3/15/22	9,620	10,489
Connecticut GO	5.000%	4/15/22	4,275	4,670
Connecticut GO	5.000%	11/15/22	12,560	13,866
Connecticut GO	5.000%	6/15/23	1,000	1,114
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/21	2,080	2,269
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/22	2,135	2,367
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/23	2,295	2,575
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,399
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/21	875	947
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/22	1,280	1,410
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/23	1,950	2,177
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/19	500	515

Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/20	950	1,007
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/21	750	814
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/22	750	829
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/23	1,500	1,689
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/24	250	285
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/25	450	517
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/20	1,525	1,613
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/22	765	836
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/23	1,000	1,106
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/25	1,000	1,125
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	2/6/19	6,500	6,485
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	2/6/19	5,350	5,337
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	21,950	21,841
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	10,550	10,498
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.300%	2/3/20	55,000	54,740
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.650%	2/3/20	10,000	10,004
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.800%	2/9/21	23,500	23,465
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.800%	2/9/21	16,125	16,101
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.050%	7/12/21	13,500	13,554
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	28,000	31,191
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital
Inc.) PUT	1.952%	7/1/19	24,750	24,753
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	5,550	5,760
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	3,410	3,518
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	1,760	1,823
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	3.500%	11/15/45	9,260	9,519

Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/45	10,070	10,494
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/47	9,805	10,305
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program PUT	1.500%	11/15/20	3,770	3,709
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/18	1,475	1,488
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	12/1/19	4,915	5,123
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/20	6,585	6,990
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/21	11,340	12,238
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	12/1/24	10,320	11,163
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/20	200	213
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/22	400	445
Hartford County CT Metropolitan District BAN	3.000%	8/1/18	7,500	7,500
Hartford County CT Metropolitan District GO	5.000%	7/15/23	525	592
Hartford County CT Metropolitan District GO	5.000%	7/15/25	900	1,041
New Haven CT GO	5.000%	8/15/18 (ETM)	265	265
New Haven CT GO	5.000%	8/15/18 (4)	2,735	2,738
New Haven CT GO	5.000%	8/15/19 (ETM)	285	295
New Haven CT GO	5.000%	8/15/19 (4)	2,215	2,288
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,132
New Haven CT GO	5.000%	8/15/20 (4)	1,500	1,589
New Haven CT GO	5.000%	8/15/21 (4)	1,575	1,710
University of Connecticut GO	5.000%	2/15/22	2,940	3,204
University of Connecticut GO	5.000%	2/15/22	10,250	11,170
				522,850
Delaware (0.3%)
Delaware GO	5.000%	10/1/18	3,540	3,561
Delaware GO	5.000%	7/1/21 (ETM)	1,045	1,138
Delaware GO	5.000%	7/1/21	14,465	15,777
Delaware GO	3.000%	8/1/26	2,265	2,344
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/19	3,760	3,813
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	225	235
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	2,575	2,692
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	250	268
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	2,295	2,460
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	325	356
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	3,000	3,284
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/21	375	409

Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/22	2,510	2,796
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/23	3,295	3,744
New Castle County DE GO	5.000%	10/1/21	7,575	8,325
New Castle County DE Student Housing
Revenue (University Courtyard Apartments)
VRDO	0.980%	8/7/18 LOC	15,730	15,730
				66,932
District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/22	1,775	1,976
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/20	1,010	1,073
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/22	1,725	1,913
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/23	1,390	1,570
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,250	5,312
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	5,565
District of Columbia Income Tax Revenue	5.000%	12/1/19	1,500	1,568
District of Columbia Revenue (Federal Highway
Grant Anticipation)	5.250%	12/1/22	5,345	5,754
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21	930	1,002
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22	1,410	1,553
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23	2,260	2,539
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/21	1,100	1,184
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/22	1,885	2,072
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/23	2,015	2,255
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	4.000%	10/1/18	250	251
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	4.000%	10/1/19	255	257
District of Columbia University Revenue
(Georgetown University)	5.000%	4/1/24	1,045	1,193
Washington Convention & Sports Authority
Revenue	5.000%	10/1/19	2,500	2,599
Washington Convention & Sports Authority
Revenue	5.000%	10/1/20	2,500	2,668
Washington Convention & Sports Authority
Revenue	5.000%	10/1/21	2,500	2,731
Washington Convention & Sports Authority
Revenue	5.000%	10/1/22	3,500	3,901
				48,936
Florida (3.3%)
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,156
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/20	500	526
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/21	1,000	1,075

Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	1,050	1,153
Broward County FL Airport System Revenue	5.000%	10/1/19	500	520
Broward County FL Airport System Revenue	5.000%	10/1/19	750	780
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,133
Broward County FL Airport System Revenue	5.000%	10/1/21	480	526
Broward County FL School Board COP	5.000%	7/1/19	8,140	8,398
Broward County FL School Board COP	5.000%	7/1/23	5,500	6,222
Broward County FL School Board COP	5.000%	7/1/24	6,740	7,741
Broward County FL School Board COP	5.000%	7/1/25	12,710	14,777
Cape Coral FL Utility Improvement Special
Assessment Revenue	2.125%	9/1/22 (4)	1,205	1,181
Cape Coral FL Utility Improvement Special
Assessment Revenue	2.250%	9/1/23 (4)	1,065	1,044
Cape Coral FL Utility Improvement Special
Assessment Revenue	2.500%	9/1/24 (4)	1,450	1,425
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/23	770	872
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/24	1,120	1,285
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,600	54,608
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/22	30,260	33,180
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,465	20,012
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/22	5,340	5,915
Duval County FL School Board COP	5.000%	7/1/20	750	795
Duval County FL School Board COP	5.000%	7/1/21	1,020	1,107
Duval County FL School Board COP	5.000%	7/1/22	1,030	1,137
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,504
Escambia County FL School Board Sales Tax
Revenue	5.000%	9/1/21	225	245
Escambia County FL School Board Sales Tax
Revenue	5.000%	9/1/22	300	334
Escambia County FL School Board Sales Tax
Revenue	5.000%	9/1/23	275	311
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	17,140	18,662
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	6,000	6,691
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	9,210	9,996
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	5,750	6,657
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	10,000	10,847
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/26	4,080	4,336
Florida Board of Governors University System
Improvement Revenue	5.000%	7/1/21	1,040	1,131
Florida Board of Governors University System
Improvement Revenue	5.000%	7/1/22	2,080	2,308
Florida Department of Environmental Protection

& Preservation Revenue	5.000%	7/1/19	9,015	9,295

Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/22	4,510	5,020
Florida Municipal Power Agency Revenue	5.000%	10/1/20	500	533
Florida Municipal Power Agency Revenue	5.000%	10/1/21	935	1,021
Florida Municipal Power Agency Revenue	5.000%	10/1/21	7,170	7,833
Florida Municipal Power Agency Revenue	5.000%	10/1/22	1,600	1,785
Florida Municipal Power Agency Revenue	5.000%	10/1/22	8,050	8,979
Florida Municipal Power Agency Revenue	5.000%	10/1/23	9,000	10,242
Florida Municipal Power Agency Revenue	5.000%	10/1/25	3,600	4,215
Florida Municipal Power Agency Revenue	5.000%	10/1/26	5,575	6,598
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/19	2,800	2,912
Florida Municipal Power Agency Revenue
VRDO	1.500%	8/1/18 LOC	24,835	24,835
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	10,327
Florida Turnpike Authority Revenue	5.000%	7/1/21	6,965	7,599
Florida Turnpike Authority Revenue	5.000%	7/1/21	4,095	4,468
Florida Turnpike Authority Revenue	5.000%	7/1/22	3,210	3,584
Florida Turnpike Authority Revenue	5.000%	7/1/22	8,595	9,595
Gainesville FL Utilities System Revenue	5.000%	10/1/23	2,595	2,961
Gainesville FL Utilities System Revenue	5.000%	10/1/24	3,035	3,515
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/21	330	361
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/22	575	642
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/24	910	1,049
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/19	825	846
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/20	765	806
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/21	350	378
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/21	2,390	2,582
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/22	1,110	1,223
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/23	775	869
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19 (ETM)	5	5
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	2,995	3,122
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/21	8,705	9,562
Hillsborough County FL School Board COP	5.000%	7/1/22	6,500	7,210
Hillsborough County FL School Board COP	5.000%	7/1/22	700	776
Hillsborough County FL School Board COP	5.000%	7/1/23	8,510	9,622
Hillsborough County FL School Board COP	5.000%	7/1/23	850	961
Hillsborough County FL School Board COP	5.000%	7/1/24	975	1,119
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/20 (4)	2,220	2,374
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/21 (4)	1,750	1,919

Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/22 (4)	1,620	1,811
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/20	1,570	1,649
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,398
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,101
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/18	3,125	3,143
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/20	1,655	1,768
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/23 (Prere.)	1,710	1,932
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/24	1,395	1,565
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/24	4,000	4,602
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/25	23,720	27,654
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/18	1,200	1,207
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/22	1,485	1,656
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/23	1,500	1,704
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/24	2,750	3,159
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/25	4,020	4,678
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/23	1,690	1,912
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/20	810	864
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/21	735	800
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/22	770	854
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/23	1,645	1,852
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/24	1,750	1,989
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/25	1,665	1,901
Jacksonville FL Special Revenue	5.000%	10/1/21	760	833
Jacksonville FL Special Revenue	5.000%	10/1/21	1,750	1,918
Jacksonville FL Special Revenue	5.000%	10/1/22	1,055	1,179
Jacksonville FL Special Revenue	5.000%	10/1/22	1,660	1,855
Jacksonville FL Special Revenue	5.000%	10/1/23	1,500	1,707
Jacksonville FL Special Revenue	5.000%	10/1/23	2,460	2,800
Lakeland FL Energy System Revenue	5.000%	10/1/22	5,000	5,592
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/21	365	397
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/22	500	555
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/23	1,200	1,353

Lee County FL School Board COP	5.000%	8/1/20	2,530	2,689
Lee County FL School Board COP	5.000%	8/1/21	2,005	2,180
Manatee County FL School District Revenue	5.000%	10/1/21 (4)	1,050	1,153
Manatee County FL School District Revenue	5.000%	10/1/22 (4)	1,500	1,683
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/20	875	932
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/21	2,720	2,955
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/22	1,575	1,739
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/23	500	559
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,131
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	385	387
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,710
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	425
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/24	1,250	1,425
Miami Beach FL Resort Tax Revenue	5.000%	9/1/21	1,125	1,225
Miami Beach FL Resort Tax Revenue	4.000%	9/1/22	1,025	1,097
Miami Beach FL Resort Tax Revenue	5.000%	9/1/24	1,695	1,943
Miami Beach FL Stormwater Revenue	5.000%	9/1/22	1,000	1,112
Miami Beach FL Stormwater Revenue	5.000%	9/1/23	1,000	1,133
Miami Beach FL Stormwater Revenue	5.000%	9/1/24	1,420	1,628
Miami Beach FL Stormwater Revenue	5.000%	9/1/25	1,660	1,927
Miami Beach FL Water & Sewer Revenue	4.000%	9/1/19	250	257
Miami Beach FL Water & Sewer Revenue	4.000%	9/1/20	400	417
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/21	350	381
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22	305	339
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	375	425
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/24	350	402
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	700	815
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/21 (4)	1,445	1,540
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/19	1,900	1,958
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	1,500	1,591
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	2,525	2,678
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	1,000	1,087
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	2,330	2,532
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/22	760	845
Miami-Dade County FL GO	5.000%	7/1/22	10,260	11,425
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/19	1,000	1,033
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/20	2,180	2,275

Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/21	1,300	1,414
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/22	1,400	1,554
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/23	1,000	1,130
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/24	1,920	2,155
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21	840	861
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22	985	1,032
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	4.000%	6/1/22	1,155	1,233
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/23	2,270	2,553
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/24	2,180	2,487
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	4,850
Miami-Dade County FL School Board COP	5.000%	8/1/21 (2)	3,550	3,550
Miami-Dade County FL School Board COP	5.000%	2/1/23	9,350	10,461
Miami-Dade County FL School District GO	5.000%	3/15/22	3,795	4,199
Miami-Dade County FL Seaport Revenue	5.000%	10/1/20	1,250	1,329
Miami-Dade County FL Seaport Revenue	5.000%	10/1/23	425	474
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/23	9,340	10,555
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19 (12)	2,020	2,083
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19	1,250	1,289
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/25	1,000	1,104
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/25	3,360	3,944
Monroe County FL School District Sales Tax
Revenue	5.000%	10/1/21 (4)	400	437
Monroe County FL School District Sales Tax
Revenue	5.000%	10/1/22 (4)	400	445
Monroe County FL School District Sales Tax
Revenue	5.000%	10/1/23 (4)	625	710
North Brevard County FL Hospital District
Revenue	5.000%	1/1/20	1,100	1,144
North Brevard County FL Hospital District
Revenue	5.000%	1/1/21	1,535	1,633
North Brevard County FL Hospital District
Revenue	5.000%	1/1/23	2,115	2,325
North Brevard County FL Hospital District
Revenue	5.000%	1/1/24	2,015	2,238
Okeechobee County FL Solid Waste Disposal
Revenue (Waste Management Inc./
Okeechobee Landfill Project) PUT	1.550%	7/1/21	1,100	1,066
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/18 (14)(ETM)	2,975	2,999

Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/23	2,000	2,028
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,400
Orange County FL School Board COP	5.000%	8/1/19	1,765	1,826
Orange County FL Tourist Development
Revenue	5.000%	10/1/20	2,525	2,699
Orange County FL Tourist Development
Revenue	5.000%	10/1/25	4,575	5,363
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	3,920	4,044
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	10,745	11,086
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/25 (4)	1,210	1,360
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	1,040	1,163
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	4,200	4,697
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,090	1,241
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,500	1,708
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22 (4)	1,500	1,673
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/23 (4)	1,260	1,429
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/24 (4)	1,010	1,158
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/25 (4)	1,630	1,887
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/19	5,500	5,721
Orlando FL Utility Commission Utility System
Revenue PUT	5.000%	10/1/20	11,975	12,769
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/18	775	780
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/19	1,000	1,024
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/20	900	956
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/21	1,165	1,263
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/18	710	714
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/19	2,740	2,836
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/20	1,500	1,588
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/21	1,330	1,435
Palm Beach County FL School Board COP	5.000%	8/1/21	1,845	2,009
Palm Beach County FL School Board COP	5.000%	8/1/21	1,705	1,857
Palm Beach County FL School Board COP	5.000%	8/1/22	2,000	2,223
Palm Beach County FL School Board COP	5.000%	8/1/22	750	834
Palm Beach County FL School Board COP	5.000%	8/1/23	2,000	2,269
Palm Beach County FL School Board COP	5.000%	8/1/23	1,760	1,996
Palm Beach County FL School Board COP	5.000%	8/1/23	1,500	1,702

Palm Beach County FL School Board COP	5.000%	8/1/24	13,680	15,713
Palm Beach County FL School Board COP	5.000%	8/1/24	1,600	1,838
Palm Beach County FL School Board COP	5.000%	8/1/25	2,000	2,323
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/25	1,620	1,889
Port St. Lucie FL Special Assessment Revenue	1.250%	7/1/19	1,000	991
Port St. Lucie FL Special Assessment Revenue	1.375%	7/1/20	1,000	979
Port St. Lucie FL Special Assessment Revenue	1.500%	7/1/21	1,000	980
Port St. Lucie FL Special Assessment Revenue	1.750%	7/1/22	1,265	1,219
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23	2,245	2,167
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,503
Port St. Lucie FL Utility Revenue	4.000%	9/1/21	240	254
Port St. Lucie FL Utility Revenue	5.000%	9/1/22	910	1,011
Port St. Lucie FL Utility Revenue	5.000%	9/1/23	510	577
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,060
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,060
Reedy Creek FL Improvement District GO	5.000%	6/1/21	730	793
Reedy Creek FL Improvement District GO	5.000%	6/1/22	400	445
Reedy Creek FL Improvement District GO	5.000%	6/1/23	1,175	1,332
Reedy Creek FL Improvement District GO	5.000%	6/1/23	3,490	3,958
Reedy Creek FL Improvement District GO	5.000%	6/1/24	2,500	2,875
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/18	750	754
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/21	1,715	1,807
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/22	750	803
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/23	1,000	1,084
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/24	1,250	1,365
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/21	1,515	1,660
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/19 (14)	3,595	3,680
South Florida Water Management District COP	5.000%	10/1/21	1,765	1,929
South Florida Water Management District COP	5.000%	10/1/22	2,050	2,288
South Florida Water Management District COP	5.000%	10/1/23	3,000	3,411
3 South Miami FL Health Facilities Authority
(Baptist Health South Florida Obligated
Group) TOB VRDO	1.060%	8/7/18	16,625	16,625
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/19	2,315	2,396
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/20	1,125	1,196
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/21	1,250	1,360
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/22	1,075	1,195
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/23	2,200	2,489

South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/24	2,500	2,869
3 South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group) TOB VRDO	1.090%	8/7/18	2,500	2,500
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	7,638
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,390	2,479
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,360	2,447
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	2,830	3,010
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	1,185	1,260
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	2,090	2,276
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	1,500	1,633
Tallahassee FL Energy System Revenue	5.000%	10/1/23	460	525
Tallahassee FL Energy System Revenue	5.000%	10/1/24	450	521
Tallahassee FL Energy System Revenue	5.000%	10/1/25	1,000	1,173
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial Health Care Inc.
Project)	5.000%	12/1/22	1,535	1,691
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial Health Care Inc.
Project)	5.000%	12/1/23	525	586
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,754
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	655	711
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,318
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,040	1,186
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,307
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	1,807
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,143
Tampa FL Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.000%	7/1/23	1,675	1,879
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/19	1,165	1,212
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/20	1,825	1,952
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/22	3,425	3,694
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/23	755	853

Volusia County FL Educational Facilities
Authority Revenue (Stetson University)	5.000%	6/1/19	1,300	1,335
Volusia County FL Educational Facilities
Authority Revenue (Stetson University)	5.000%	6/1/21	1,485	1,604
Volusia County FL School Board COP	5.000%	8/1/21 (15)	450	490
Volusia County FL School Board COP	5.000%	8/1/22 (15)	810	900
				852,508
Georgia (3.0%)
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,700
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,262
Atlanta GA Airport Revenue	5.000%	1/1/21	750	807
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/18	1,400	1,415
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/19	1,100	1,146
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/20	1,000	1,065
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/21	1,150	1,251
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/22	1,000	1,105
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/23	1,000	1,124
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/24	900	1,024
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	2,015	2,216
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22	2,500	2,810
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	2,500	2,865
1 Atlanta GA Water & Wastewater Revenue PUT	2.887%	11/1/18	47,300	47,335
Augusta GA Water & Sewerage Revenue	5.000%	10/1/22	12,295	13,735
Augusta GA Water & Sewerage Revenue	5.000%	10/1/23	7,800	8,877
Augusta GA Water & Sewerage Revenue	5.000%	10/1/24	8,190	9,449
Augusta GA Water & Sewerage Revenue	5.000%	10/1/25	8,600	10,039
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.700%	8/23/18	12,750	12,759
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.050%	11/19/21	2,650	2,617
Bleckley County & Dodge County GA Joint
Development Authority Revenue (USG Real
Estate Foundation VII LLC Project)	5.000%	7/1/22	500	554
Bleckley County & Dodge County GA Joint
Development Authority Revenue (USG Real
Estate Foundation VII LLC Project)	5.000%	7/1/23	625	705
Bleckley County & Dodge County GA Joint
Development Authority Revenue (USG Real
Estate Foundation VII LLC Project)	5.000%	7/1/24	660	754
Bleckley County & Dodge County GA Joint
Development Authority Revenue (USG Real
Estate Foundation VII LLC Project)	5.000%	7/1/25	750	865
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/23	500	565
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/24	345	395

Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/26	590	689
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.500%	5/3/21	28,470	28,651
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	3,500	3,508
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,022
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	7,500	7,516
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,022
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.850%	8/22/19	5,500	5,495
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.850%	8/22/19	4,500	4,496
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.650%	6/18/21	15,000	14,644
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.050%	11/19/21	1,600	1,580
Cherokee County GA Board of Education GO	5.000%	2/1/21	400	432
Cherokee County GA Board of Education GO	5.000%	8/1/22	3,000	3,358
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/19	250	256
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/20	350	369
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/22	500	550
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/23	400	447
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	500	567
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/19	200	206
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/20	335	355
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/21	400	434
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/23	675	762
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/24	860	986

Dalton GA Combined Utilities Revenue	5.000%	3/1/23	1,000	1,124
Dalton GA Combined Utilities Revenue	5.000%	3/1/24	1,000	1,143
Dalton GA Combined Utilities Revenue	5.000%	3/1/25	550	638
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/18	1,000	1,001
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/19	1,000	1,036
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/20	1,500	1,596
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/21	1,890	2,050
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,006
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,040
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,352
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,270	1,359
Douglas County GA GO	5.000%	4/1/21	1,500	1,623
Douglas County GA GO	5.000%	4/1/22	775	858
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/22	405	446
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/23	345	386
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/24	500	567
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	3.000%	7/1/21	1,900	1,920
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/22	1,045	1,094
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/23	1,635	1,720
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/24	1,130	1,191
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/21	1,000	1,074
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/21	700	754
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/22	550	605
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/23	500	561
1 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT	1.890%	2/18/20	18,725	18,816
3 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) TOB VRDO	1.090%	8/7/18	5,900	5,900
Georgia GO	4.000%	11/1/18	11,000	11,073

Georgia GO	5.000%	12/1/18	7,800	7,894
Georgia GO	5.000%	2/1/26	5,755	6,470
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	4.000%	6/1/44	2,085	2,163
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/19	1,000	1,014
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	5,015	5,234
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	750	783
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/21 (15)	2,665	2,852
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	10,050	10,981
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	1,440	1,619
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,191
Georgia Municipal Gas Authority Revenue	5.000%	10/1/20	3,600	3,843
Georgia Municipal Gas Authority Revenue	5.000%	10/1/22	4,400	4,895
Georgia Road & Tollway Authority GAN	5.000%	6/1/19 (Prere.)	25,760	26,512
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	18,353
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	4,555	4,686
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21	16,190	17,604
Georgia Road & Tollway Authority Revenue	5.000%	6/1/22	650	723
Georgia Road & Tollway Authority Revenue	5.000%	6/1/23	525	595
Georgia Road & Tollway Authority Revenue	5.000%	6/1/24	515	591
Georgia Road & Tollway Authority Revenue	5.000%	6/1/25	490	570
Georgia Road & Tollway Authority Revenue
Federal Highway Reimbursement Revenue	5.000%	6/1/19	2,590	2,664
Georgia Road & Tollway Authority Revenue
Federal Highway Reimbursement Revenue	5.000%	6/1/20	3,335	3,534
Georgia Road & Tollway Authority Revenue
Federal Highway Reimbursement Revenue	5.000%	6/1/21	5,000	5,437
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/21	2,500	2,710
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/22	2,500	2,765
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	4.000%	4/1/22	375	399
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/23	370	414
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/24	530	601
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,527
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,051
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/18	4,335	4,335
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/22	300	330

LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/23	325	363
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/24	450	510
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	1,325	1,351
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	3,460	3,708
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/23	4,545	5,178
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/24	5,000	5,782
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	117,715	125,394
1 Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	2.232%	12/1/23	100,000	99,996
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Company Plant Scherer Project) PUT	2.050%	11/19/21	1,625	1,605
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	1,045	1,048
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	40,920	42,710
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	2,430	2,536
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	5,165	5,518
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,690	2,874
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,150	2,297
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	3,710	4,043
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	9,250	10,081
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,615	2,903
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,840	4,262
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,630	2,919
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/18	1,550	1,563
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	6,855	7,324
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/18	2,000	2,011
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/19	1,500	1,557
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/20	1,015	1,083
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/21	1,525	1,665
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/22	1,000	1,112
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/21	1,000	1,071
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/22	1,200	1,314
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/23	1,185	1,322

Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/24	1,020	1,156
South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/21	1,550	1,680
South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/22	1,000	1,106
South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/23	1,080	1,216
South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/24	1,490	1,702
				786,017
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	1/1/19	380	385
Guam Business Privilege Tax Revenue	5.000%	1/1/22	345	373
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/18	1,105	1,115
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/20	240	249
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	2,095	2,225
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,700	1,839
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	2,150	2,368
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/23	2,650	2,853
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/23	1,095	1,222
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/25	990	1,054
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	1,000	1,053
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	630	663
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/20	600	634
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/21	1,390	1,503
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/23	575	639
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/24	500	562
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/25	500	566
Guam Power Authority Revenue	5.000%	10/1/18	475	477
Guam Power Authority Revenue	5.000%	10/1/20	520	548
Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,099
Guam Power Authority Revenue	5.000%	10/1/24	2,145	2,379
Guam Power Authority Revenue	5.000%	10/1/25	1,480	1,654
				25,460

Hawaii (1.1%)
Hawaii County HI GO	5.000%	9/1/22	1,330	1,488
Hawaii County HI GO	5.000%	9/1/22	1,275	1,426
Hawaii County HI GO	5.000%	9/1/23	1,785	2,033
Hawaii County HI GO	5.000%	9/1/23	1,395	1,589
Hawaii County HI GO	5.000%	9/1/23	1,200	1,367
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	1.390%	2/26/19	4,410	4,410
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	1.390%	2/26/19	2,280	2,280
Hawaii GO	5.000%	12/1/18	17,250	17,455
Hawaii GO	5.000%	6/1/19	6,960	7,162
Hawaii GO	5.000%	6/1/19	2,370	2,439
Hawaii GO	5.000%	8/1/19	3,735	3,864
Hawaii GO	5.000%	8/1/19	3,500	3,621
Hawaii GO	5.000%	11/1/19	11,960	12,472
Hawaii GO	5.000%	11/1/19	40,725	42,468
Hawaii GO	5.000%	12/1/19	5,000	5,228
Hawaii GO	5.000%	8/1/21	7,630	8,346
Hawaii GO	5.000%	8/1/21	7,020	7,679
Hawaii GO	5.000%	8/1/22	6,000	6,710
Hawaii GO	5.000%	8/1/22	2,500	2,796
Hawaii GO	5.000%	10/1/22	7,010	7,870
Hawaii GO	5.000%	10/1/22	5,500	6,175
Hawaii GO	5.000%	10/1/22	9,025	10,132
Hawaii GO	5.000%	10/1/22	2,560	2,874
Hawaii GO	4.000%	5/1/23	2,000	2,179
Hawaii GO	5.000%	5/1/23	5,055	5,736
Hawaii GO	5.000%	10/1/23	3,625	4,146
Hawaii GO	5.000%	4/1/24	13,610	15,699
Hawaii GO	4.000%	5/1/24	3,950	4,350
Hawaii GO	5.000%	5/1/24	13,040	15,062
Hawaii GO	5.000%	10/1/24	6,580	7,649
Hawaii GO	5.000%	8/1/25	2,235	2,534
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,047
Honolulu HI City & County GO	5.000%	8/1/18	2,715	2,715
Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,036
Honolulu HI City & County GO	5.000%	9/1/19	2,500	2,593
Honolulu HI City & County GO	5.000%	11/1/19	6,000	6,256
Honolulu HI City & County GO	5.000%	10/1/21	1,500	1,647
Honolulu HI City & County GO	5.000%	10/1/21	2,255	2,476
Honolulu HI City & County GO	5.000%	10/1/21	3,650	4,008
Honolulu HI City & County GO	5.000%	9/1/23	1,800	2,055
Honolulu HI City & County GO	5.000%	9/1/24	2,925	3,396
1 Honolulu HI City & County GO PUT	1.240%	9/1/20	7,000	7,001
1 Honolulu HI City & County GO PUT	1.240%	9/1/20	5,500	5,500
1 Honolulu HI City & County GO PUT	1.250%	9/1/20	7,500	7,501
1 Honolulu HI City & County GO PUT	1.260%	9/1/20	5,000	5,000
1 Honolulu HI City & County GO PUT	1.260%	9/1/20	6,500	6,501
1 Honolulu HI City & County GO PUT	1.260%	9/1/20	6,250	6,251
1 Honolulu HI City & County GO PUT	1.260%	9/1/20	7,500	7,501
				294,723
Idaho (0.1%)
4 Idaho Health Facilities Authority Revenue (St.
Lukes Health System Project)	5.000%	3/1/23	1,000	1,113

4 Idaho Health Facilities Authority Revenue (St.
Lukes Health System Project)	5.000%	3/1/24	1,350	1,523
4 Idaho Health Facilities Authority Revenue (St.
Lukes Health System Project)	5.000%	3/1/25	4,355	4,956
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/20	5,000	5,365
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/21	2,000	2,198
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/22	2,000	2,242
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/23	4,420	5,042
Idaho Housing & Finance Association RAN	5.000%	7/15/23	2,530	2,852
Idaho Housing & Finance Association RAN	5.000%	7/15/24	2,015	2,299
				27,590
Illinois (7.0%)
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	1,000	992
Chicago IL Board of Education GO	5.000%	12/1/18	795	801
Chicago IL Board of Education GO	5.000%	12/1/18 (Prere.)	95	96
Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	7,363
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	510	514
Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,013
Chicago IL Board of Education GO	5.500%	12/1/18 (2)	250	252
Chicago IL Board of Education GO	5.000%	12/1/19	1,540	1,574
Chicago IL Board of Education GO	5.000%	12/1/19	7,000	7,156
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	155	157
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,835	1,892
Chicago IL Board of Education GO	5.000%	12/1/20	2,585	2,597
Chicago IL Board of Education GO	5.000%	12/1/20	7,825	8,073
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,750	1,845
Chicago IL Board of Education GO	5.000%	12/1/21	1,570	1,615
Chicago IL Board of Education GO	5.000%	12/1/21	2,460	2,470
Chicago IL Board of Education GO	5.000%	12/1/21	13,860	14,419
Chicago IL Board of Education GO	5.000%	12/1/21	3,395	3,532
Chicago IL Board of Education GO	0.000%	12/1/22 (13)(3)	3,855	3,415
Chicago IL Board of Education GO	5.000%	12/1/22	7,000	7,326
Chicago IL Board of Education GO	5.000%	12/1/22	3,000	3,140
Chicago IL Board of Education GO	0.000%	12/1/23 (14)	1,500	1,243
Chicago IL Board of Education GO	5.000%	12/1/23	2,950	3,100
Chicago IL Board of Education GO	5.000%	12/1/23	9,000	9,459
Chicago IL Board of Education GO	5.250%	12/1/23	3,105	3,118
Chicago IL Board of Education GO	5.250%	12/1/23 (4)	250	253
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	3,600	3,984
Chicago IL Board of Education GO	5.000%	12/1/24	1,000	1,052
Chicago IL Board of Education GO	5.000%	12/1/24	3,055	3,214
Chicago IL Board of Education GO	5.000%	12/1/24	10,000	10,520
Chicago IL Board of Education GO	5.250%	12/1/24	270	271
Chicago IL Board of Education GO	5.000%	12/1/25 (4)	3,000	3,344
Chicago IL Board of Education GO	5.250%	12/1/26	6,175	6,194
Chicago IL Board of Education GO	7.000%	12/1/26	10,000	11,819
Chicago IL GO	5.000%	12/1/19	1,505	1,545
Chicago IL GO	5.000%	1/1/20	100	103
Chicago IL GO	4.000%	1/1/21	1,250	1,265
Chicago IL GO	5.000%	1/1/21	145	151
Chicago IL GO	5.000%	1/1/21	195	204
Chicago IL GO	5.000%	1/1/21	785	819
Chicago IL GO	5.000%	12/1/21	500	520

Chicago IL GO	5.000%	1/1/22	15,725	16,519
Chicago IL GO	5.000%	1/1/23	18,500	19,594
Chicago IL GO	5.000%	1/1/23	770	816
Chicago IL GO	0.000%	1/1/24 (14)	1,000	822
Chicago IL GO	5.000%	1/1/24	1,000	1,067
Chicago IL GO	5.000%	1/1/26	160	171
Chicago IL GO	5.000%	1/1/26	2,750	2,941
Chicago IL GO	5.000%	1/1/27	200	201
Chicago IL GO	5.000%	1/1/27 (4)	1,945	2,013
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	5,057
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/21	4,470	4,889
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/21	5,105	5,584
Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,171
Chicago IL Midway Airport Revenue	5.000%	1/1/25	8,000	8,955
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/21	500	516
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,470	1,491
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,000	1,015
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/20	16,500	17,260
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/20	4,000	4,184
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	600	643
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	3,650	3,912
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	4,175	4,475
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	500	536
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	1,600	1,762
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	700	771
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	1,440	1,586
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	9,700	10,683
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	1,125	1,239
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,010	1,134
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,930	2,167
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	2,270	2,549
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	7,000	7,861
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,100	1,235
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	750	842
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	4,410	5,039
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	1,575	1,800
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	2,385	2,725
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	2,445	2,794
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	1,400	1,600
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	750	867
Chicago IL Park District GO	4.000%	1/1/19	100	101
Chicago IL Park District GO	5.000%	1/1/22	125	135
Chicago IL Park District GO	5.000%	1/1/22	400	432
Chicago IL Park District GO	5.000%	1/1/22	1,000	1,081
Chicago IL Park District GO	5.500%	1/1/22	1,115	1,132
Chicago IL Park District GO	5.000%	1/1/23	400	439
Chicago IL Park District GO	5.000%	1/1/23	1,265	1,389
Chicago IL Park District GO	5.000%	1/1/24	550	613
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/20	1,195	1,240
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/21	2,920	3,094
Chicago IL Public Building Commission
Revenue	5.250%	12/1/18 (14)	4,265	4,313
Chicago IL Transit Authority Capital Grant
Receipts Revenue	4.000%	6/1/19	1,250	1,272

Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	1,250	1,318
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/21	1,000	1,074
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/21	1,840	1,978
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/22	3,090	3,375
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/22	2,500	2,740
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/23	9,205	10,215
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/23	5,000	5,575
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/24	5,065	5,675
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/24	1,250	1,404
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/25	4,000	4,504
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/25	1,500	1,694
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/22	9,820	10,662
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,000	1,067
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	2,815	3,065
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,350	2,605
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	1,310	1,452
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,300	2,550
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	1,125	1,262
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	2,700	3,028
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	1,000	1,127
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	3,550	4,001
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	1,020	1,157
Chicago IL Water Revenue	5.000%	11/1/18	675	680
Chicago IL Water Revenue	5.000%	11/1/21	2,090	2,219
Chicago IL Waterworks Revenue	5.000%	11/1/19	750	778
Chicago IL Waterworks Revenue	5.000%	11/1/20	2,500	2,658
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,540	1,704
Chicago IL Waterworks Revenue	5.000%	11/1/23	2,900	3,259
Chicago IL Waterworks Revenue	5.000%	11/1/24	1,125	1,275
Chicago IL Waterworks Revenue	5.000%	11/1/24	3,100	3,513
Chicago IL Waterworks Revenue	5.000%	11/1/25	12,505	14,219
Chicago IL Waterworks Revenue	5.000%	11/1/26	11,825	13,513
3 Chicago IL Transit Authority Revenue TOB
VRDO	1.090%	8/7/18	13,400	13,399
3 Chicago IL Transit Authority Revenue TOB
VRDO	1.190%	8/7/18	3,600	3,600
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,013
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,647
Cook County IL GO	3.000%	11/15/18	1,125	1,129
Cook County IL GO	5.000%	11/15/18	2,000	2,019
Cook County IL GO	5.000%	11/15/19	1,500	1,557
Cook County IL GO	5.000%	11/15/19	1,000	1,038
Cook County IL GO	5.000%	11/15/19	215	223
Cook County IL GO	5.000%	11/15/20	2,125	2,262
Cook County IL GO	5.000%	11/15/20	500	532

Cook County IL GO	5.000%	11/15/21	500	543
Cook County IL GO	5.000%	11/15/22	280	310
Cook County IL GO	5.250%	11/15/24	5,000	5,423
Cook County IL GO	5.250%	11/15/25	4,500	4,864
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/18	1,615	1,629
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/19	2,380	2,453
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/20	2,475	2,592
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/21	2,575	2,732
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/22	2,680	2,871
Elk Grove Village IL GO	3.000%	1/1/23	500	517
Elk Grove Village IL GO	3.000%	1/1/24	550	568
Elk Grove Village IL GO	3.000%	1/1/25	560	577
Illinois Development Finance Authority Hospital
Revenue (Evanston Northwestern Healthcare
Corp.) VRDO	1.500%	8/1/18	32,500	32,500
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.650%	2/1/19	10,000	10,000
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	6,000	5,977
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.800%	2/13/20	500	500
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	1.875%	8/1/20	8,000	7,956
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/19	1,000	1,033
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/21	2,000	2,177
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/22	1,000	1,111
Illinois Finance Authority Revenue (Advocate
Health Care Network)	1.375%	11/15/22	2,550	2,469
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	1.240%	2/26/19	5,750	5,750
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	27,295	27,954
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	1/15/20	5,850	6,112
Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago)	5.000%	8/15/22	700	775
Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago)	5.000%	8/15/23	750	845
Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago)	5.000%	8/15/24	1,330	1,518
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.750%	4/1/21	3,000	2,974
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/21	750	805
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/23	1,000	1,112

Illinois Finance Authority Revenue (Carle
Foundation)	5.375%	8/15/26	1,000	1,086
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/18	235	235
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/19	1,115	1,143
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	500	523
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	2,940	3,073
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/21	975	1,035
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/21	380	413
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/24	250	285
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/21	375	397
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/22	350	377
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/23	500	547
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/24	565	626
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	3.250%	5/15/22	1,030	1,046
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/18	4,000	4,005
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/19	4,205	4,352
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/20	4,210	4,480
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/21	5,510	6,003
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/26	680	770
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/22	5,380	5,917
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/20	1,035	1,093
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/22	2,380	2,611
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/19	2,600	2,685
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/20	1,000	1,061
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/22	1,250	1,388
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/23	1,000	1,130
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/24	3,250	3,726
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/25	4,500	5,223
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	12/15/22	19,500	21,797

Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/20	875	921
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/20	3,560	3,797
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/21	1,100	1,197
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,605	2,868
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/22	1,585	1,755
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/26	1,120	1,218
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/21	1,200	1,283
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/22	1,600	1,739
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/23	1,400	1,540
1 Illinois Finance Authority Revenue (Presbyterian
Homes) PUT	2.815%	5/1/21	2,500	2,516
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/21	3,055	3,291
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/22	4,000	4,405
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/23	5,000	5,615
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.000%	7/1/20	1,000	1,054
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	521
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/20	1,000	1,069
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/21	1,000	1,093
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/22	1,000	1,115
3 Illinois Finance Authority Revenue (Rush
University Medical Center) TOB VRDO	1.040%	8/7/18 (Prere.)	10,400	10,400
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/22	1,000	1,087
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/20 (Prere.)	1,160	1,225
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/22	900	984
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/24	2,410	2,710
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/25	595	675
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/21	700	748
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/22	1,000	1,085
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/23	1,500	1,648
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	1,200	1,329

Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/23	1,100	1,240
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/19	1,745	1,813
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/20	7,000	7,479
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,495	6,439
Illinois Finance Authority Student Housing &
Academic Facilities Revenue (University of
Illinois at Chicago Project)	4.000%	2/15/22	845	879
Illinois Finance Authority Student Housing &
Academic Facilities Revenue (University of
Illinois at Chicago Project)	4.000%	2/15/24	1,675	1,756
Illinois Finance Authority Student Housing &
Academic Facilities Revenue (University of
Illinois at Chicago Project)	5.000%	2/15/25	875	971
Illinois GO	5.000%	8/1/18	29,795	29,795
Illinois GO	5.000%	11/1/18	10,340	10,413
Illinois GO	5.000%	11/1/18	213,500	215,009
Illinois GO	5.000%	12/1/18	13,100	13,222
Illinois GO	5.000%	12/1/18	4,750	4,794
Illinois GO	5.000%	1/1/19	3,305	3,342
Illinois GO	5.000%	1/1/19	700	708
Illinois GO	5.250%	1/1/19	8,635	8,742
Illinois GO	5.000%	2/1/19	1,575	1,596
Illinois GO	5.000%	2/1/19	9,680	9,811
Illinois GO	5.000%	4/1/19	3,375	3,435
Illinois GO	5.000%	4/1/19	2,500	2,545
Illinois GO	5.000%	7/1/19	4,920	5,039
Illinois GO	5.000%	8/1/19	26,625	27,322
Illinois GO	4.000%	9/1/19	2,000	2,035
Illinois GO	5.000%	11/1/19	10,000	10,322
Illinois GO	5.000%	2/1/20	3,055	3,146
Illinois GO	5.000%	2/1/20	4,850	4,994
Illinois GO	5.000%	3/1/20	10,690	11,022
Illinois GO	5.000%	4/1/20	2,025	2,091
Illinois GO	5.000%	5/1/20	24,500	25,327
Illinois GO	5.000%	5/1/20	2,245	2,321
Illinois GO	5.000%	7/1/20	12,500	12,957
Illinois GO	5.000%	8/1/20	1,260	1,308
Illinois GO	5.000%	8/1/20 (4)	6,500	6,830
Illinois GO	4.000%	9/1/20	1,520	1,545
Illinois GO	5.000%	11/1/20	50,230	52,329
Illinois GO	5.000%	1/1/21 (4)	8,425	8,722
Illinois GO	5.000%	2/1/21	4,100	4,281
Illinois GO	5.000%	2/1/21	10,000	10,441
Illinois GO	5.000%	4/1/21	8,600	8,996
Illinois GO	5.000%	4/1/21	3,390	3,546
Illinois GO	5.000%	5/1/21	17,000	17,802
Illinois GO	5.000%	11/1/21	32,780	34,553
Illinois GO	5.000%	1/1/22	100	102
Illinois GO	5.000%	7/1/22	4,325	4,576
Illinois GO	5.000%	8/1/22	7,000	7,413
Illinois GO	5.000%	11/1/22	8,200	8,708
Illinois GO	5.000%	11/1/22	18,800	19,964
Illinois GO	5.000%	1/1/23	19,200	20,400

Illinois GO	5.000%	2/1/23	7,000	7,442
Illinois GO	5.000%	11/1/23	15,000	16,039
Illinois GO	5.000%	1/1/24	19,200	20,530
Illinois GO	5.000%	11/1/24	15,000	16,104
Illinois GO	5.000%	4/1/25	4,170	4,456
Illinois GO	5.000%	3/1/26 (4)	1,125	1,199
Illinois GO	5.000%	4/1/26 (4)	1,500	1,623
Illinois GO	5.000%	5/1/26	6,275	6,670
Illinois Housing Development Authority Revenue
(Larkin Village)	4.000%	10/1/48	15,715	16,584
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	14,592
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	15,803
Illinois Sales Tax Revenue	4.000%	6/15/21	255	259
3 Illinois Sales Tax Revenue TOB VRDO	1.230%	8/7/18 (Prere.)	4,155	4,155
Illinois Sports Facility Authority Revenue	0.000%	6/15/22 (2)	1,395	1,210
Illinois Sports Facility Authority Revenue	0.000%	6/15/23 (2)	8,945	7,447
Illinois Sports Facility Authority Revenue	0.000%	6/15/24 (2)	13,500	10,755
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	7,080
Illinois Toll Highway Authority Revenue	5.000%	1/1/19	1,000	1,014
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	20,979
Illinois Toll Highway Authority Revenue	5.000%	1/1/20	5,000	5,229
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,775	22,270
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	5,366
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	16,458
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,000	3,126
Kendall County IL Forest Preserve District GO	5.000%	1/1/24 (4)	1,425	1,604
Kendall, Kane, & Will Counties IL Community
Unified School District No. 308 GO	5.000%	10/1/22	1,375	1,515
Kendall, Kane, & Will Counties IL Community
Unified School District No. 308 GO	5.000%	10/1/23	550	616
McHenry County IL Conservation District GO	5.000%	2/1/19	2,500	2,543
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,226
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	15,319
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	2,510	2,251
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	100	83
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	6,825	5,394
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/19 (14)	1,235	1,190
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	2,940	2,949
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	875	939
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/23	4,420	4,729
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/25	1,000	1,089

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	26,320	27,785
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/20	3,500	3,687
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/22	1,000	1,109
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/23	2,210	2,489
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/24	1,290	1,469
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	9,100	9,619
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/23	15,000	16,747
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/24	20,030	22,603
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/25	33,000	37,594
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/21	615	660
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/23	645	709
3 Sales Tax Securitization Corp. TOB VRDO	1.090%	8/7/18	8,500	8,500
Springfield IL Electric Revenue	5.000%	3/1/19	2,000	2,037
Springfield IL Electric Revenue	5.000%	3/1/21	2,000	2,146
Springfield IL Electric Revenue	5.000%	3/1/22	2,335	2,556
Springfield IL Electric Revenue	5.000%	3/1/23	5,000	5,574
Springfield IL Electric Revenue	5.000%	3/1/24	4,515	5,109
3 Springfield IL Water Revenue TOB VRDO	1.170%	8/7/18	4,112	4,112
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/24	2,655	2,782
University of Illinois COP	5.000%	8/15/20	5,000	5,279
University of Illinois COP	5.000%	10/1/20	3,850	4,076
University of Illinois COP	5.000%	8/15/21	5,000	5,383
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/22 (4)	500	528
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/24 (4)	500	534
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/25 (4)	555	593
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	4.000%	1/1/22	1,300	1,301
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/24 (4)	2,820	2,338
				1,808,711
Indiana (1.1%)
Avon IN Community School Building Corp	5.000%	7/15/21	1,505	1,636
Avon IN Community School Building Corp.
Revenue	5.000%	1/15/21	2,325	2,497
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/21	200	218
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/22	250	279
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/23	295	336

Ball State University Student Fee Indiana
Revenue	5.000%	7/1/21	500	544
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/22	225	251
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/23	540	615
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/21 (15)	3,155	3,388
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/22 (15)	3,370	3,700
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/23 (15)	3,535	3,957
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/19	50	52
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	1.450%	9/4/18	2,750	2,750
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/21	2,380	2,401
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/22	1,550	1,729
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/20	860	907
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,102
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,073
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/20	2,100	2,254
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/21	2,500	2,749
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	7,050	7,914
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/23	5,250	6,000
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/19	700	729
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/20	600	642
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/21	500	548
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/22	905	1,013
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/23	1,265	1,441
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/24	1,020	1,179
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/25	1,530	1,788
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/19	1,615	1,656
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/19 (ETM)	35	36
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	3,766
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	3,677

Indiana Finance Authority Revenue	5.000%	2/1/23	2,675	2,962
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/19	1,000	1,020
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/20	1,300	1,365
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	4.000%	9/1/21	250	264
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/22	250	277
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/23	750	820
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/23	700	787
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/20	900	963
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/21	550	602
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/23	2,000	2,270
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/23	1,115	1,265
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/24	3,275	3,764
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/24	1,890	2,172
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/25	6,240	7,250
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/25	5,315	6,175
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,006
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/19	335	348
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	375	400
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	840	897
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	380	415
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	1,680	1,836
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/22	1,000	1,109
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	1.750%	11/2/21	34,110	33,747
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/18	290	291
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/19	1,780	1,828

Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/20	1,865	1,951
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/21	1,925	2,044
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/22	1,985	2,135
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/23	1,845	2,004
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.250%	5/1/20	2,100	2,072
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.375%	5/1/20	2,705	2,675
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.375%	5/1/20 (Prere.)	60	59
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	4,215	4,177
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	6,875	6,769
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	4,615	4,544
Indiana Transportation Finance Authority
Revenue	5.500%	12/1/22 (14)	16,640	19,044
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,000
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,544
Indiana University Student Fee Revenue	5.000%	6/1/21	3,500	3,810
Indiana University Student Fee Revenue	5.000%	6/1/22	3,040	3,388
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/24 (14)	9,000	10,364
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/25 (14)	12,215	14,265
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	877
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	531
Purdue University Indiana University COP	5.000%	7/1/21	2,290	2,497
Purdue University Indiana University COP	5.000%	7/1/22	2,290	2,557
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/20	1,010	1,054
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/22	1,275	1,379
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/23	850	934
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	2.050%	6/1/21	2,000	2,002
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/19	3,740	3,762
Wayne Township School Building Corp. Marion
County Indiana Revenue	4.000%	7/15/22	2,660	2,854
Wayne Township School Building Corp. Marion
County Indiana Revenue	4.000%	1/15/23	3,450	3,723
Wayne Township School Building Corp. Marion
County Indiana Revenue	4.000%	7/15/23	3,125	3,391

Wayne Township School Building Corp. Marion
County Indiana Revenue	4.000%	1/15/24	2,910	3,171
Wayne Township School Building Corp. Marion
County Indiana Revenue	4.000%	7/15/24	2,140	2,342
Wayne Township School Building Corp. Marion
County Indiana Revenue	4.000%	1/15/25	4,070	4,437
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	1.850%	10/1/19	30,000	29,897
				290,913
Iowa (0.3%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	5,818
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/19	4,075	4,195
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	25	25
3 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	12,155	12,905
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	21,860	23,228
Iowa Finance Authority Revenue	5.000%	8/1/21	9,410	10,293
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/21	400	427
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/22	425	459
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/23	500	546
Iowa Special Obligation Revenue	5.000%	6/15/21	1,820	1,978
Iowa Special Obligation Revenue	5.000%	6/15/22	3,740	4,154
Iowa Special Obligation Revenue	5.000%	6/15/23	4,830	5,480
Xenia IA Rural Water District Revenue	3.000%	12/1/19	430	436
Xenia IA Rural Water District Revenue	5.000%	12/1/21	320	347
Xenia IA Rural Water District Revenue	5.000%	12/1/22	1,675	1,846
Xenia IA Rural Water District Revenue	5.000%	12/1/23	450	503
				72,640
Kansas (0.5%)
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/23	1,515	1,648
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/24	1,535	1,681
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/22	500	538
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/23	500	543
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/24	1,080	1,180
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/25	600	660
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/21	1,325	1,410
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/21	1,795	1,963

Johnson County KS Unified School District No.
233 GO	5.000%	9/1/21	750	820
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/22	1,000	1,077
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/22	1,015	1,135
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/23	750	857
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/23	450	514
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/24	250	290
1 Kansas Department of Transportation Highway
Revenue	1.722%	9/1/18	3,500	3,501
1 Kansas Department of Transportation Highway
Revenue	1.802%	9/1/19	4,250	4,258
1 Kansas Department of Transportation Highway
Revenue	1.764%	9/1/21	7,580	7,596
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	3,650	4,088
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/19	1,150	1,173
Kansas Development Finance Authority
Revenue	5.000%	5/1/21	17,635	19,032
Kansas Development Finance Authority
Revenue	5.000%	4/1/22	3,765	4,156
Kansas Development Finance Authority
Revenue	5.000%	5/1/22	17,565	19,337
Kansas Development Finance Authority
Revenue	5.000%	5/1/24	16,420	18,395
Lawrence KS Hospital Revenue (Lawrence
Memorial Hospital)	5.000%	7/1/25	1,000	1,147
Sedgwick County KS Unified School District No.
259 (Wichita) GO	4.000%	10/1/23	4,035	4,419
Sedgwick County KS Unified School District No.
259 (Wichita) GO	4.000%	10/1/24	8,045	8,885
Sedgwick County KS Unified School District No.
266 (Maize) GO	3.000%	9/1/19	200	203
Sedgwick County KS Unified School District No.
266 (Maize) GO	4.000%	9/1/20	400	418
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/21	525	572
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/22	1,250	1,393
Seward County KS Unified School District No.
480 GO	3.000%	9/1/18	600	601
Seward County KS Unified School District No.
480 GO	3.000%	9/1/19	470	477
Seward County KS Unified School District No.
480 GO	3.000%	9/1/20	450	461
Seward County KS Unified School District No.
480 GO	5.000%	9/1/21	400	436
Seward County KS Unified School District No.
480 GO	5.000%	9/1/22	315	350
Seward County KS Unified School District No.
480 GO	5.000%	9/1/23	1,200	1,360

Seward County KS Unified School District No.
480 GO	5.000%	9/1/24	1,500	1,727
Seward County KS Unified School District No.
480 GO	5.000%	9/1/25	1,750	2,041
University of Kansas Hospital Authority Health
Facilities Revenue	5.000%	3/1/22	180	199
University of Kansas Hospital Authority Health
Facilities Revenue	5.000%	3/1/23	300	338
University of Kansas Hospital Authority Health
Facilities Revenue	5.000%	3/1/24	300	343
Wichita KS GO	1.100%	10/13/18	3,715	3,714
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,273
Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/22	1,040	1,164
Wyandotte County KS Unified School District
No. 500 GO	5.000%	9/1/22	1,000	1,108
Wyandotte County KS Unified School District
No. 500 GO	5.000%	9/1/23	1,200	1,354
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	519
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/20	1,580	1,682
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	750	834
				133,870
Kentucky (0.9%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/21	540	556
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/22	2,245	2,408
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/23	765	832
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/24	680	746
Carroll County KY Pollution Control Revenue
(Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	10,375	10,289
Kenton County KY Airport Revenue	5.000%	1/1/20	700	731
Kenton County KY Airport Revenue	5.000%	1/1/21	700	748
Kenton County KY Airport Revenue	5.000%	1/1/22	750	818
Kenton County KY Airport Revenue	5.000%	1/1/23	500	554
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,507
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	3,995	4,242
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/22	8,540	9,558
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/21	1,050	1,139
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/22	870	966
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/18 (Prere.)	500	501

Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	500	501
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	1,185	1,228
1 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	2.323%	2/1/20	25,000	25,011
Kentucky Economic Development Finance
Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/21	1,500	1,586
Kentucky Economic Development Finance
Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/22	1,675	1,797
Kentucky Economic Development Finance
Authority Solid Waste Revenue (Republic
Services Inc. Project) PUT	1.450%	9/4/18	2,500	2,500
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/20 (14)	6,000	6,349
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/21 (14)	6,085	6,588
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/22 (14)	2,500	2,756
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	15,885	17,188
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	4,510	4,969
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	15,110	16,647
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	4/1/24	65,000	69,127
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.500%	4/1/19	19,850	19,811
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/20	1,715	1,823
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	3.000%	10/1/21	1,405	1,440
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/22	1,855	2,052
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/19	300	311
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/20	1,000	1,059
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/21	2,000	2,096
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/22	1,955	2,076
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/23	2,500	2,681
Owensboro KY Electric Light & Power System
Revenue	5.000%	1/1/23 (4)	1,590	1,659

Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/24	3,765	4,065
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/25	2,800	3,034
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/26	2,100	2,282
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/27	1,975	2,147
				239,378
Louisiana (1.1%)
DeSoto Parish LA Pollution Control Revenue
(Southwestern Electric Power Co. Project)	1.600%	1/1/19	13,500	13,522
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	1.480%	8/1/18	39,975	39,975
Ernest N. Morial New Orleans LA Exhibition Hall
Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,228
3 Franciscan Missionaries of Our Lady Health
System LA Obligated Group TOB VRDO	1.140%	8/7/18	9,475	9,475
Greater New Orleans LA Expressway
Commission Revenue	5.000%	11/1/24 (4)	500	576
Greater New Orleans LA Expressway
Commission Revenue	5.000%	11/1/25 (4)	570	666
Lafayette LA Communications System Revenue	5.000%	11/1/20 (4)	1,000	1,068
Lafayette LA Communications System Revenue	5.000%	11/1/21 (4)	1,010	1,105
Lafayette LA Communications System Revenue	5.000%	11/1/22 (4)	4,010	4,482
Lafayette LA Utilities Revenue	5.000%	11/1/23 (4)	300	342
Lafayette LA Utilities Revenue	5.000%	11/1/24 (4)	540	622
Lafayette LA Utilities Revenue	5.000%	11/1/25 (4)	500	584
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/20	8,000	8,466
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (4)	5,000	5,421
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (4)	4,150	4,600
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	1,445	1,635
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24	2,370	2,728
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25	1,665	1,944
Louisiana GO	5.000%	10/1/21	3,335	3,645
Louisiana GO	5.000%	5/1/22	10,320	11,408
Louisiana GO	5.000%	5/1/22	2,800	3,095
Louisiana GO	5.000%	9/1/22	4,000	4,453
Louisiana GO	5.000%	7/15/23	23,000	25,619
Louisiana GO	5.000%	10/1/23	11,640	13,241
Louisiana GO	5.000%	7/15/24	3,050	3,388
Louisiana GO	5.000%	10/1/24	12,240	14,083
Louisiana GO	5.000%	10/1/25	12,865	14,990
Louisiana GO	5.000%	10/1/26	6,750	7,924
Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,029
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,402
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,135	1,227
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/21 (15)	1,930	2,099
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/22 (15)	2,435	2,705

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/23 (15)	2,265	2,555
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/23 (15)	5,000	5,641
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/24 (15)	2,370	2,704
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/24 (15)	4,365	4,979
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/25 (15)	4,300	4,964
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	3.000%	10/1/22	1,000	1,027
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/23	1,000	1,122
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/24	1,410	1,598
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	4.000%	10/1/25	2,075	2,236
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22	2,500	2,473
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	4.000%	5/15/20	330	342
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/21	450	485
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/22	350	385
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/23	645	722
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/24	620	703
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	825
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/19	1,250	1,288
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/20	1,100	1,166
New Orleans LA Aviation Board Revenue	5.000%	1/1/22	135	148
New Orleans LA Aviation Board Revenue	5.000%	1/1/23	150	168
New Orleans LA Aviation Board Revenue	5.000%	1/1/24	200	227
New Orleans LA Aviation Board Revenue	5.000%	1/1/25	100	115
New Orleans LA GO	5.000%	12/1/18	4,065	4,110
New Orleans LA GO	5.000%	12/1/20	1,400	1,498
New Orleans LA GO	5.000%	12/1/21	1,260	1,378
New Orleans LA GO	5.000%	12/1/22	700	779

New Orleans LA Sewage Service Revenue	5.000%	6/1/19	570	586
New Orleans LA Sewage Service Revenue	5.000%	6/1/21	300	324
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	1,705	1,875
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	350	385
New Orleans LA Sewage Service Revenue	5.000%	6/1/23	350	392
New Orleans LA Water Revenue	5.000%	12/1/20	400	426
New Orleans LA Water Revenue	5.000%	12/1/22	1,500	1,660
Shreveport LA Water & Sewer Revenue	5.000%	12/1/23 (15)	1,500	1,698
Shreveport LA Water & Sewer Revenue	5.000%	12/1/24 (15)	1,390	1,591
Shreveport LA Water & Sewer Revenue	5.000%	12/1/25 (15)	2,000	2,311
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	14,650	15,453
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,500	2,562
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/20	8,375	8,813
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/22	1,000	1,095
				291,556
Maine (0.1%)
Maine GO	5.000%	6/1/22	10,205	11,372
Maine Governmental Facilities Authority
Revenue	4.000%	10/1/24	690	752
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/21	3,930	4,260
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/22	1,425	1,577
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/23	3,275	3,688
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/24	2,740	3,131
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/24	1,000	1,143
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/24	500	568
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	4.000%	7/1/25	595	643
Maine Housing Authority Mortgage Revenue	3.500%	11/15/47	3,500	3,618
Maine Housing Authority Mortgage Revenue	4.000%	11/15/47	5,000	5,255
				36,007
Maryland (2.8%)
Anne Arundel County MD GO	5.000%	4/1/19	2,640	2,702
Anne Arundel County MD GO	5.000%	4/1/19	6,960	7,125
Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,828
Anne Arundel County MD GO	5.000%	10/1/22	4,690	5,263
Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,490
Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,633
Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,845
Anne Arundel County MD GO	5.000%	10/1/23	3,880	4,442
Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,561
Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,623
Baltimore County MD GO	5.000%	2/1/20	2,100	2,206
Baltimore County MD GO	5.000%	10/15/21	10,400	11,410
Baltimore County MD GO	5.000%	2/1/23	6,950	7,683

Baltimore County MD GO	5.000%	8/1/25	3,000	3,348
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18	2,280	2,297
Baltimore MD Project Revenue	5.000%	7/1/21	750	815
Baltimore MD Project Revenue	5.000%	7/1/21	520	566
Baltimore MD Project Revenue	5.000%	7/1/22	550	610
Baltimore MD Project Revenue	5.000%	7/1/22	500	556
Baltimore MD Project Revenue	5.000%	7/1/23	550	622
Baltimore MD Project Revenue	5.000%	7/1/23	525	595
3 Baltimore MD Project Revenue TOB VRDO	0.970%	8/7/18	8,185	8,185
Howard County MD GO	5.000%	2/15/19	3,830	3,904
Howard County MD GO	5.000%	8/15/19	5,000	5,180
Howard County MD GO	5.000%	2/15/20	4,475	4,706
Maryland Department of Transportation
Revenue	5.000%	5/1/19	4,000	4,107
Maryland Department of Transportation
Revenue	5.000%	12/1/20	15,495	16,673
Maryland Department of Transportation
Revenue	5.000%	11/1/21	12,375	13,618
Maryland Department of Transportation
Revenue	5.000%	12/15/21	7,930	8,756
Maryland Department of Transportation
Revenue	5.000%	2/15/22	38,965	43,119
Maryland Department of Transportation
Revenue	5.000%	11/1/22	10,000	11,246
Maryland Department of Transportation
Revenue	5.000%	12/15/22	11,270	12,708
Maryland Department of Transportation
Revenue	5.000%	2/1/24	10,165	11,433
Maryland Department of Transportation
Revenue	4.000%	12/15/24	17,620	19,236
Maryland Department of Transportation
Revenue	4.000%	2/1/28	21,560	22,946
Maryland Department of Transportation
Revenue	4.000%	5/1/28	10,410	11,333
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	8,900	8,898
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	4.000%	6/1/19	1,200	1,222
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	4.000%	6/1/20	1,485	1,538
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/21	1,640	1,762
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,638
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,681
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,692
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/20 (4)	620	645
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/21 (4)	700	739

Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/22 (4)	1,200	1,284
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/23 (4)	1,350	1,463
Maryland GO	5.000%	8/1/18	24,160	24,160
Maryland GO	5.000%	11/1/18	2,525	2,548
2 Maryland GO	5.000%	8/1/19 (Prere.)	28,995	29,996
Maryland GO	5.000%	11/1/19	4,265	4,449
Maryland GO	5.000%	3/1/21 (Prere.)	3,745	4,042
Maryland GO	4.000%	8/1/21	20,000	21,290
2 Maryland GO	5.000%	8/1/21	30,020	32,829
Maryland GO	5.000%	8/1/21	34,110	37,302
Maryland GO	5.000%	8/1/22	4,430	4,953
Maryland GO	5.000%	8/1/23	6,510	7,428
Maryland GO	5.000%	8/1/23	35,000	39,934
Maryland GO	5.000%	3/15/24	18,250	21,052
Maryland GO	4.000%	3/1/25	34,080	35,821
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.250%	1/1/24	1,455	1,635
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/19	850	868
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/20	1,000	1,059
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,101
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/18	1,400	1,402
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/19	1,400	1,447
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/20	2,170	2,306
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/21	1,785	1,941
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/22	4,600	5,106
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	4.000%	7/1/20	1,055	1,092
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/21	650	699
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/22	500	548
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/23	1,220	1,357
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/21	2,220	2,408

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/21	1,015	1,077
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/22	2,580	2,876
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/19	2,750	2,829
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/20	3,150	3,326
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/21	7,045	7,601
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/22	5,000	5,493
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/22	12,350	13,655
Montgomery County MD GO	5.000%	8/1/18	2,000	2,000
Montgomery County MD GO	5.000%	10/1/19	4,215	4,383
Montgomery County MD GO	5.000%	11/1/19	2,840	2,961
Montgomery County MD GO	5.000%	11/1/21	22,680	24,974
Montgomery County MD GO	5.000%	12/1/21	10,000	11,036
Montgomery County MD GO	5.000%	12/1/22	8,650	9,744
Montgomery County MD GO	5.000%	11/1/24	5,260	6,128
Montgomery County MD GO	4.000%	11/1/25	6,195	6,912
Prince Georges County MD (Regional Medical
Center) COPS	5.000%	10/1/24	1,140	1,318
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/23	650	716
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	2.500%	11/1/24	4,000	3,943
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/24	1,145	1,268
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	3.000%	11/1/25	1,375	1,368
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/25	1,250	1,392
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/21	14,705	15,606
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/21	4,695	5,114
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/21	1,840	1,985
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/22	1,950	2,133
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/23	2,060	2,280
				716,823

Massachusetts (2.9%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue PUT	1.240%	2/26/19	29,190	29,190
Massachusetts College Building Authority
Revenue	5.000%	5/1/21	5,495	5,958
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	7,000	7,324
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/24	1,500	1,725
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/25	7,055	8,212
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,252
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,261
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/21	750	807
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22	850	932
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/23	2,395	2,649
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/24	1,610	1,774
3 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	1.000%	8/7/18 LOC	6,430	6,430
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/20	5,000	5,281
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/20	1,260	1,331
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	5,035	5,443
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	5,705	6,167
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	500	540
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	1,655	1,822
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	3,485	3,837
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	6,000	6,713
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	2,605	2,915
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	500	559
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/24	1,350	1,530
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/25	1,570	1,796
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/19	1,540	1,561
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/20	1,070	1,116
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/21	3,180	3,398
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/22	1,710	1,864

Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/22	3,285	3,581
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/23	800	888
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/23	3,335	3,700
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/24	1,625	1,827
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/24	3,655	4,109
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/25	1,010	1,147
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/20	700	733
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/21	750	800
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/23	800	874
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/24	1,420	1,560
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/25	1,195	1,315
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.000%	10/1/20	425	430
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.000%	10/1/21	665	672
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.500%	10/1/22	505	519
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.500%	10/1/23	2,800	2,869
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.000%	10/1/24	1,150	1,204
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.000%	10/1/25	500	521
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	800	849
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/21	2,000	2,175
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/22	1,565	1,740
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/23	2,800	3,172
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/24	3,000	3,454
1 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	1.420%	1/29/20	5,500	5,508
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/25/24	5,000	5,694
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/30/25	4,000	4,612

Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/18	1,025	1,027
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/19	1,080	1,111
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/20	1,105	1,159
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/21	1,095	1,166
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/22	1,165	1,257
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/21 (10)	200	219
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/21	625	674
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/22	695	764
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/22	435	477
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/23	1,500	1,670
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/24	1,000	1,127
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/26	845	974
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,057
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	1,440	1,553
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,451
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/22	750	824
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/20	300	317
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/21	250	269
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/22	400	438
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/23	1,035	1,149
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/25	1,145	1,299
Massachusetts Development Finance Agency
Revenue (Williams College) PUT	1.450%	7/1/21	4,750	4,680
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	1,000	1,050
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,311
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,535	4,535
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,500	4,500
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,000

	Massachusetts GO	5.000%	10/1/18	30,000	30,184
	Massachusetts GO	5.500%	10/1/18 (4)	10,200	10,271
	Massachusetts GO	5.000%	12/1/18	30,000	30,365
1,3 Massachusetts GO		1.490%	2/1/19	62,500	62,517
	Massachusetts GO	5.250%	8/1/19	9,000	9,335
	Massachusetts GO	5.500%	12/1/19 (14)	9,160	9,641
1	Massachusetts GO	1.540%	2/1/20	1,250	1,257
	Massachusetts GO	5.000%	6/1/20 (Prere.)	10,000	10,607
	Massachusetts GO	5.000%	8/1/21 (Prere.)	7,500	8,188
2	Massachusetts GO	5.000%	8/1/21	40,500	44,290
	Massachusetts GO	5.000%	10/1/21 (Prere.)	7,860	8,630
2	Massachusetts GO	5.000%	7/1/22 (Prere.)	14,955	16,689
2	Massachusetts GO	5.000%	7/1/22 (Prere.)	7,020	7,834
	Massachusetts GO	5.000%	7/1/22	3,235	3,611
	Massachusetts GO	5.000%	11/1/22 (Prere.)	3,500	3,936
	Massachusetts GO	5.000%	11/1/22 (Prere.)	10,000	11,246
	Massachusetts GO	5.000%	10/1/23	4,330	4,960
	Massachusetts GO PUT	1.050%	7/1/20	24,435	24,101
	Massachusetts GO PUT	1.700%	8/1/22	32,000	31,451
	Massachusetts Health & Educational Facilities
	Authority Revenue (Milford Regional Medical
	Center)	5.000%	7/15/22	410	414
	Massachusetts Health & Educational Facilities
	Authority Revenue (Partners Healthcare
	System)	5.000%	7/1/19 (Prere.)	5,000	5,159
	Massachusetts Health & Educational Facilities
	Authority Revenue (UMass Memorial Medical
	Center)	5.000%	7/1/20	960	1,013
	Massachusetts Health & Educational Facilities
	Authority Revenue (UMass Memorial Medical
	Center)	5.000%	7/1/21	1,415	1,490
	Massachusetts Housing Finance Agency
	Revenue	1.850%	6/1/20	2,750	2,748
	Massachusetts Housing Finance Agency
	Revenue	2.050%	12/1/21	12,500	12,444
	Massachusetts Housing Finance Agency Single
	Family Housing Revenue	3.500%	6/1/42	6,720	6,925
	Massachusetts Housing Finance Agency Single
	Family Housing Revenue	4.000%	12/1/44	3,960	4,131
	Massachusetts Housing Finance Agency Single
	Family Housing Revenue	4.000%	6/1/45	3,580	3,725
	Massachusetts Housing Finance Agency Single
	Family Housing Revenue PUT	1.500%	7/1/20	2,000	1,979
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,312
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	15,539
	Massachusetts St Spl Oblig Dedicated Tax Rev
	Rfdg Fgic-Mbia Re	5.500%	1/1/23 (14)	12,440	14,214
	Massachusetts St Spl Oblig Dedicated Tax Rev
	Rfdg Fgic-Mbia Re	5.500%	1/1/24 (14)	28,990	33,815
	Massachusetts Transportation Fund Revenue
	(Accelerated Bridge Program)	5.000%	6/1/19	11,460	11,799
	Massachusetts Transportation Fund Revenue
	(Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,447
	Massachusetts Transportation Fund Revenue
	(Accelerated Bridge Program)	5.000%	6/1/22	3,850	4,181

Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	16,556
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	3,000	3,000
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,000	1,000
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	2,065	2,065
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	4,500	4,657
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19 (Prere.)	4,290	4,438
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19 (Prere.)	7,520	7,779
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19 (Prere.)	5,000	5,173
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20 (Prere.)	6,000	6,393
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/21	4,580	5,011
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	1,370	1,417
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	3,210	3,321
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	930	962
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21	3,900	4,266
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/23	6,000	6,556
University of Massachusetts Building Authority
Revenue	5.000%	11/1/20	1,250	1,341
University of Massachusetts Building Authority
Revenue PUT	1.240%	2/26/19	9,290	9,290
				752,071
Michigan (2.1%)
Byron Center MI Public School District GO	5.000%	5/1/23	100	113
Byron Center MI Public School District GO	5.000%	5/1/24	120	137
Byron Center MI Public School District GO	5.000%	5/1/25	100	116
Byron Center MI Public School District GO	5.000%	5/1/26	110	128
Byron Center MI Public School District GO	5.000%	5/1/27	200	234
Chippewa Valley MI Schools GO	5.000%	5/1/19	1,025	1,051
Chippewa Valley MI Schools GO	5.000%	5/1/22	450	498
Chippewa Valley MI Schools GO	5.000%	5/1/23	575	649
Chippewa Valley MI Schools GO	5.000%	5/1/23	3,095	3,495
Coopersville MI Area Public Schools GO	5.000%	5/1/20	1,235	1,304
Coopersville MI Area Public Schools GO	5.000%	5/1/21	2,325	2,516
Coopersville MI Area Public Schools GO	5.000%	5/1/22	1,900	2,101
Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	1,854
East Lansing MI School District GO	5.000%	5/1/20	600	634
East Lansing MI School District GO	5.000%	5/1/22	2,110	2,331
East Lansing MI School District GO	4.000%	5/1/23	390	422
East Lansing MI School District GO	4.000%	5/1/24	900	983
East Lansing MI School District GO	4.000%	5/1/26	440	482
Eastern Michigan University Revenue	5.000%	3/1/24 (15)	1,540	1,745
Eastern Michigan University Revenue	5.000%	3/1/25 (15)	1,610	1,842
Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	5,144

Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	4,971
3 Great Lakes MI Water Authority Sewer Disposal
System Revenue TOB VRDO	1.140%	8/7/18 (4)	6,235	6,235
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/22	1,840	2,041
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/23	4,820	5,450
Hudsonville MI Public Schools GO	5.000%	5/1/22	260	288
Hudsonville MI Public Schools GO	5.000%	5/1/23	300	338
Hudsonville MI Public Schools GO	5.000%	5/1/25	340	392
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/21	500	539
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/22	500	548
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/23	500	556
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/24	550	620
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/22	700	773
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/23	250	281
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/24	500	565
Kentwood MI Economic Development Corp.
Revenue (Holland Home Obligated Group)	4.000%	11/15/24	3,120	3,245
L'Anse Creuse MI Public Schools GO	5.000%	5/1/19	1,030	1,056
L'Anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,763
L'Anse Creuse MI Public Schools GO	5.000%	5/1/21	250	270
Lincoln MI Consolidated School District GO	5.000%	5/1/21 (4)	1,000	1,084
Lincoln MI Consolidated School District GO	5.000%	5/1/23 (4)	1,310	1,478
Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,025
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,552
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,151
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/24	1,500	1,727
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/25	1,000	1,169
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/26	1,040	1,226
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/21	710	767
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/22	2,335	2,574
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/23	1,300	1,455
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/24	505	573
Michigan Building Authority Revenue	5.000%	4/15/20	7,000	7,388
Michigan Building Authority Revenue	5.000%	10/15/20	2,250	2,405

Michigan Building Authority Revenue	5.000%	10/15/21	1,750	1,917
Michigan Building Authority Revenue	5.000%	4/15/22	1,010	1,118
Michigan Building Authority Revenue	5.000%	4/15/22	4,410	4,883
Michigan Building Authority Revenue	5.000%	4/15/23	1,465	1,656
Michigan Finance Authority Revenue	5.000%	10/1/19	850	882
Michigan Finance Authority Revenue	5.000%	4/1/20	5,400	5,641
Michigan Finance Authority Revenue	5.000%	10/1/20	1,200	1,242
Michigan Finance Authority Revenue	5.000%	4/1/21	7,275	7,758
Michigan Finance Authority Revenue	5.000%	4/15/21	6,280	6,796
Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,352
Michigan Finance Authority Revenue	5.000%	4/1/22	11,185	12,150
Michigan Finance Authority Revenue	5.000%	10/1/22	525	569
Michigan Finance Authority Revenue	5.000%	4/1/23	9,000	9,926
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/20	1,250	1,303
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/21	3,580	3,893
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/22	2,500	2,776
3 Michigan Finance Authority Revenue (Beaumont
Health Obligated Group) TOB VRDO	1.140%	8/7/18	6,060	6,060
Michigan Finance Authority Revenue (Detroit
School District)	5.000%	5/1/25	1,250	1,440
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,000	2,056
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,855	2,940
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,604
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	1,310	1,347
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,165
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	8,000	8,453
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (4)	8,500	8,983
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	2,310	2,437
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	10,000	10,812
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,241
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	16,260	17,581
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21	1,000	1,081
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22	1,500	1,654
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (14)	2,000	2,200
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/21	1,875	2,041
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/22	2,170	2,404
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/23	3,060	3,441

michigan finance authority revenue (mclaren
health care corp.)	5.000%	5/15/19	1,000	1,027
michigan finance authority revenue (mclaren
health care corp.)	5.000%	5/15/20	600	634
michigan finance authority revenue (mclaren
health care corp.)	5.000%	5/15/21	600	650
1 michigan finance authority revenue (mclaren
health care corp.)	1.803%	10/15/21	16,000	16,021
michigan finance authority revenue (mclaren
health care corp.)	5.000%	5/15/22	800	886
michigan finance authority revenue
(midmichigan obligated group)	4.000%	6/1/20	600	623
michigan finance authority revenue
(midmichigan obligated group)	5.000%	6/1/21	1,095	1,181
michigan finance authority revenue
(midmichigan obligated group)	5.000%	6/1/22	1,000	1,102
michigan finance authority revenue (sparrow
obligated group)	4.000%	11/15/18	500	504
michigan finance authority revenue (sparrow
obligated group)	4.000%	11/15/19	600	617
michigan finance authority revenue (sparrow
obligated group)	4.000%	11/15/19	1,000	1,029
michigan finance authority revenue (sparrow
obligated group)	4.000%	11/15/20	2,000	2,094
michigan finance authority revenue (sparrow
obligated group)	5.000%	11/15/21	1,600	1,750
michigan finance authority revenue (sparrow
obligated group)	5.000%	11/15/22	1,525	1,701
michigan finance authority revenue (state
clean water revolving fund)	5.000%	10/1/18	500	503
michigan finance authority revenue (state
clean water revolving fund)	5.000%	10/1/19	1,500	1,561
michigan finance authority revenue (state
clean water revolving fund)	5.000%	10/1/21	4,575	5,028
michigan finance authority revenue (trinity
health credit group)	5.000%	12/1/20	9,305	9,984
michigan finance authority revenue (trinity
health credit group)	5.000%	12/1/21	1,850	2,033
michigan finance authority revenue (trinity
health credit group)	5.000%	12/1/21	5,000	5,494
michigan finance authority revenue (trinity
health credit group)	5.000%	12/1/22	5,780	6,480
michigan finance authority revenue (trinity
health credit group)	5.000%	12/1/23	2,115	2,412
michigan finance authority revenue (trinity
health credit group)	5.000%	12/1/23	6,120	6,981
michigan finance authority revenue (trinity
health credit group)	5.000%	12/1/24	2,110	2,437
michigan finance authority revenue (trinity
health credit group)	5.000%	12/1/25	4,250	4,970
michigan finance authority revenue
(unemployment obligation assessment)	5.000%	7/1/19	20,000	20,646
michigan gan	5.000%	3/15/20	6,000	6,309
michigan gan	5.000%	3/15/21	4,045	4,369
michigan gan	5.000%	3/15/22	2,585	2,856
michigan gan	5.000%	3/15/23	2,125	2,397

Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/19	1,510	1,574
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/23	7,330	7,647
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	4.000%	7/1/24	7,500	8,145
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.950%	4/1/20	6,250	6,251
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.375%	5/1/20	1,560	1,543
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	5/1/20	2,560	2,537
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.900%	4/1/21	11,435	11,379
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.400%	3/15/23	16,535	16,578
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	4.000%	6/1/23	10,500	11,292
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/19	3,350	3,444
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/21	1,000	1,099
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/22	1,000	1,121
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/23	2,270	2,589
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/24	1,775	2,050
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/25	1,540	1,801
Michigan Housing Development Authority Single
Family Mortgage Revenue	4.000%	6/1/46	9,690	10,134
Michigan Housing Development Authority Single
Family Mortgage Revenue	3.500%	6/1/48	11,330	11,719
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/18	400	402
Michigan Strategic Fund Limited Obligation
Revenue (Cadillac Place Project)	5.250%	10/15/22	1,460	1,609
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	9,000	8,680
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	2,000	1,929
Michigan Strategic Fund Limited Obligation
Revenue (Event Center Project) PUT	4.125%	1/1/19	5,000	5,009
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/19	1,085	1,107
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/20	800	841
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/21	600	647
Northern Michigan University Revenue	5.000%	12/1/23	645	733
Northern Michigan University Revenue	5.000%	12/1/24	755	867
Northern Michigan University Revenue	5.000%	12/1/25	1,200	1,392
Oakland University MI Revenue	5.000%	3/1/20	1,780	1,869

Oakland University MI Revenue	5.000%	3/1/21	1,000	1,074
Oakland University MI Revenue	5.000%	3/1/22	1,285	1,406
Oakland University MI Revenue	5.000%	3/1/23	445	496
Portage MI Public Schools GO	5.000%	11/1/20	750	803
Portage MI Public Schools GO	5.000%	5/1/22	1,790	1,980
Portage MI Public Schools GO	5.000%	11/1/22	1,470	1,644
Rochester MI Community School District GO	5.000%	5/1/21	4,100	4,436
Rochester MI Community School District GO	5.000%	5/1/22	1,650	1,825
Rochester MI Community School District GO	5.000%	5/1/23	1,225	1,379
Romeo MI Community School District GO	5.000%	5/1/23	1,000	1,126
Royal Oak MI City School District GO	5.000%	5/1/20	1,250	1,321
Royal Oak MI City School District GO	5.000%	5/1/21	600	650
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/19	1,500	1,553
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/20	1,580	1,681
Saline MI Area Schools GO	5.000%	5/1/23	700	792
Saline MI Area Schools GO	5.000%	5/1/24	1,000	1,146
Saline MI Area Schools GO	5.000%	5/1/25	850	985
University of Michigan Revenue	5.000%	4/1/21	1,000	1,085
Walled Lake MI Consolidate School District GO	5.000%	5/1/22	3,135	3,467
Warren MI Consolidated School District GO	5.000%	5/1/23 (15)	2,755	3,098
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	360	387
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	3,490	3,748
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	700	770
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	4,900	5,390
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	500	555
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	2,235	2,485
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	825	934
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,665	3,025
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,345	2,624
Wayne County MI Airport Authority Revenue	5.000%	12/1/24	500	576
Wayne County MI Airport Authority Revenue	5.000%	12/1/24	2,520	2,909
3 Wayne State University Michigan Revenue TOB
VRDO	1.090%	8/7/18	2,500	2,500
Western Michigan University Revenue	5.000%	11/15/21	1,055	1,156
Woodhaven-Brownstone MI School District GO	5.000%	5/1/21	1,710	1,853
Woodhaven-Brownstone MI School District GO	5.000%	5/1/22	1,730	1,913
Woodhaven-Brownstone MI School District GO	5.000%	5/1/23	1,615	1,822
				539,947
Minnesota (0.8%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21	550	577
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/23	1,110	1,236
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/24	1,245	1,408
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	675	724
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	600	659

Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	660	740
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/23	1,530	1,743
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/21	125	131
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/21	350	377
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/21	2,775	2,986
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	1,000	1,102
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	250	276
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/23	5,095	5,735
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/23	305	344
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/24	7,265	8,326
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/24	200	230
Minneapolis MN GO	5.000%	12/1/19	1,000	1,046
Minneapolis MN GO	5.000%	12/1/20	4,065	4,374
Minneapolis MN GO	5.000%	12/1/21	2,485	2,742
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/21	550	603
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/22	200	224
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/19	6,830	6,950
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/21	7,225	7,769
Minnesota 911 Revenue	5.000%	6/1/21	9,390	10,221
Minnesota GO	5.000%	8/1/18	3,000	3,000
Minnesota GO	5.000%	8/1/18	3,825	3,825
Minnesota GO	5.000%	11/1/19	2,000	2,086
Minnesota GO	5.000%	8/1/20 (Prere.)	100	106
Minnesota GO	5.000%	8/1/21	6,000	6,560
Minnesota GO	5.000%	8/1/21	15,500	16,946
Minnesota GO	5.000%	8/1/22	12,900	14,432
Minnesota GO	5.000%	8/1/23	6,565	6,982
Minnesota GO	5.000%	8/1/23	5,295	6,041
Minnesota GO	5.000%	10/1/23	8,250	9,037
Minnesota GO	5.000%	8/1/24	3,250	3,770
Minnesota GO	4.000%	10/1/24	14,225	15,512
Minnesota GO	5.000%	8/1/25	10,200	11,999
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/20	500	518
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/21	425	448
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/22	495	529
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/47	6,480	6,787

Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	1/1/48	6,645	7,001
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,346
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/21	2,500	2,689
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/22	587	644
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/23	1,140	1,273
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/24	1,590	1,804
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,418
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,292
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,739
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/22	2,975	3,289
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	3.000%	11/15/19	760	773
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/20	470	493
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/21	520	570
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/22	365	408
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/23	740	842
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/24	800	923
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/25	675	788
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/26	1,785	2,097
University of Minnesota Revenue	5.000%	8/1/22	1,575	1,759
University of Minnesota Revenue	5.000%	9/1/24	1,740	2,022
				202,271
Mississippi (0.8%)
DeSoto County MS School District GO	5.000%	5/1/19	8,000	8,205
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/21	1,165	1,246
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/22	2,015	2,190
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/23	1,560	1,715
Jackson MS Public School District GO	5.000%	4/1/22	1,545	1,696

Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.480%	8/1/18	65,740	65,740
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.480%	8/1/18	24,200	24,200
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.520%	8/1/18	38,345	38,345
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/23	2,000	2,232
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/24	4,175	4,725
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/25	5,205	5,938
Mississippi Gaming Tax Revenue	5.000%	10/15/21	1,125	1,226
Mississippi Gaming Tax Revenue	5.000%	10/15/22	1,610	1,787
Mississippi Gaming Tax Revenue	5.000%	10/15/25	1,040	1,197
Mississippi GO	5.000%	11/1/23	18,500	20,660
Mississippi GO	5.000%	11/1/25	5,000	5,590
1 Mississippi GO PUT	1.732%	9/1/20	5,500	5,515
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	9/1/24	2,480	2,758
1 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)
PUT	2.240%	8/15/20	7,875	7,932
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care Obligated Group)	5.000%	9/1/21	3,390	3,632
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care Obligated Group)	5.000%	9/1/23	500	551
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care Obligated Group) PUT	2.125%	1/9/19	1,875	1,875
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/22	220	244
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/23	600	676
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/23	750	847
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/24	500	573
West Rankin MS Utility Authority Revenue	5.000%	1/1/23 (4)	275	308
West Rankin MS Utility Authority Revenue	5.000%	1/1/24 (4)	400	456
West Rankin MS Utility Authority Revenue	5.000%	1/1/25 (4)	525	605
				212,664
Missouri (0.6%)
Boone County MO Hospital Revenue	5.000%	8/1/22	1,370	1,472
Boone County MO Hospital Revenue	5.000%	8/1/23	2,465	2,668

Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/22	350	363
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/23	750	775
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/24	2,345	2,400
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/22	600	645
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/23	1,675	1,823
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/24	1,740	1,913
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/25	1,450	1,607
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/19	2,000	2,056
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/20	1,000	1,058
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	2,225	2,245
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	1,445	1,458
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	805	840
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/20	2,000	2,147
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/22	2,065	2,306
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/22	1,500	1,642
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/23	1,420	1,581
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,504
Kansas City MO Airport Revenue	5.000%	9/1/19	2,740	2,839
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/21	1,025	1,079
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/22	1,250	1,336
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,305	1,422
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,275	1,390
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,410	1,567
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,310	1,456
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/21	3,000	3,231
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/22	4,955	5,452

Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/18	750	751
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/20	1,075	1,122
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/22	1,725	1,847
Lees Summit MO TAN	3.500%	11/1/23	1,425	1,412
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/25	1,210	1,424
Missouri Board of Public Buildings Special
Obligation Revenue	5.000%	10/1/19	17,225	17,924
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.000%	12/1/20	1,300	1,351
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/19	750	771
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/20	870	922
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,544
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/22	3,410	3,787
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/19	3,040	3,095
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/20	3,085	3,236
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) PUT	5.000%	6/1/23	17,600	19,357
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	4.000%	2/1/19	650	657
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	4.000%	2/1/20	900	924
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/21	400	425
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/22	1,440	1,558
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/23	1,200	1,317
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/24	750	831
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/21	4,380	4,764
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/19	2,345	2,378

Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/21	6,275	6,735
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/22	4,375	4,804
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/18	1,250	1,264
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/19	2,750	2,827
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/19	2,500	2,609
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/20	1,325	1,401
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/20	1,050	1,125
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/21	1,250	1,355
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/21	1,860	2,041
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/22	3,205	3,551
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/22	1,585	1,775
Springfield MO Public Utility Revenue	5.000%	8/1/23	3,425	3,908
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue
(Friendship Village Obligated Group)	3.000%	9/1/22	840	842
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	2.850%	9/1/18	5,400	5,406
St. Louis MO Parking Revenue	5.000%	12/15/21 (4)	1,535	1,676
St. Louis MO Parking Revenue	5.000%	12/15/22 (4)	1,000	1,112
				164,103
Montana (0.2%)
Forsyth MT Pollution Control Revenue
(Northwestern Corporation Colstrip Project)	2.000%	8/1/23	25,330	24,687
Gallatin County MT High School District No. 7
GO	5.000%	6/1/23	490	556
Gallatin County MT High School District No. 7
GO	5.000%	12/1/23	515	589
Gallatin County MT High School District No. 7
GO	5.000%	6/1/24	530	611
Gallatin County MT High School District No. 7
GO	5.000%	12/1/24	680	790
Gallatin County MT High School District No. 7
GO	5.000%	6/1/25	565	659
Gallatin County MT High School District No. 7
GO	5.000%	12/1/25	900	1,057

	Lewis & Clark County MT School District No. 1
	GO	5.000%	7/1/23	550	622
	Lewis & Clark County MT School District No. 1
	GO	5.000%	7/1/24	770	885
	Lewis & Clark County MT School District No. 1
	GO	5.000%	7/1/25	375	437
	Montana Facility Finance Authority Health
	Facilities Revenue (Bozeman Deaconess
	Health Services Obligated Group)	4.000%	6/1/19	200	204
	Montana Facility Finance Authority Health
	Facilities Revenue (Bozeman Deaconess
	Health Services Obligated Group)	5.000%	6/1/22	200	220
	Montana Facility Finance Authority Health
	Facilities Revenue (Bozeman Deaconess
	Health Services Obligated Group)	3.000%	6/1/23	350	360
	Montana Facility Finance Authority Health
	Facilities Revenue (Bozeman Deaconess
	Health Services Obligated Group)	5.000%	6/1/25	380	436
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/21	1,290	1,387
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/22	1,435	1,574
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/23	2,075	2,316
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/24	2,145	2,427
					39,817
Multiple States (0.9%)
1,3 Eaton Vance Municipal Bond Fund II		1.990%	7/1/19	3,775	3,778
5	Federal Home Loan Mortgage Corp. Multifamily
	Housing VRDO	1.240%	7/31/19 LOC	23,710	23,710
3	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	1.070%	8/7/18 LOC	95,000	95,000
3	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	1.030%	8/7/18 LOC	78,300	78,300
3	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.040%	8/7/18 LOC	34,100	34,100
					234,888
Nebraska (0.7%)
	Central Plains Energy Project Nebraska Gas
	Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,365
	Central Plains Energy Project Nebraska Gas
	Project Revenue (Project No. 1)	5.250%	12/1/21	3,100	3,402
	Central Plains Energy Project Nebraska Gas
	Project Revenue (Project No. 3)	5.000%	9/1/25	6,350	7,176
	Central Plains Energy Project Nebraska Gas
	Supply Revenue PUT	5.000%	6/1/19	11,175	11,476
	Central Plains Energy Project Nebraska Gas
	Supply Revenue PUT	5.000%	12/1/19	77,360	80,588
	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System)	4.000%	11/1/19	750	769
	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System)	5.000%	11/1/20	1,400	1,489

Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/22	1,000	1,106
Douglas County NE Housing Authority Revenue
(Blair High Residences Project)	1.400%	4/1/19	5,175	5,162
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/18	500	504
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/19	750	771
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/20	600	623
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/19	1,500	1,535
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/20	1,350	1,421
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/23	1,030	1,157
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/43	580	582
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	9/1/43	1,530	1,546
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/44	1,510	1,520
Nebraska Investment Finance Authority Single
Family Housing Revenue	4.000%	9/1/44	3,380	3,517
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.500%	9/1/45	7,800	8,032
Nebraska Public Power Agency Revenue	5.000%	1/1/22	4,830	5,279
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,015
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,015
Nebraska Public Power District Revenue	5.000%	1/1/20	2,800	2,930
Nebraska Public Power District Revenue	5.000%	7/1/20	6,600	7,006
Nebraska Public Power District Revenue	5.000%	1/1/21	4,635	4,984
Nebraska Public Power District Revenue	5.000%	1/1/21	2,250	2,419
Nebraska Public Power District Revenue	5.000%	7/1/21	3,185	3,466
Nebraska Public Power District Revenue	5.000%	1/1/22	1,250	1,376
Nebraska Public Power District Revenue	5.000%	1/1/23	1,320	1,485
Nebraska Public Power District Revenue	5.000%	1/1/24	1,740	1,988
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/19	2,000	2,029
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	6,400	6,908
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/21	1,535	1,608
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/22	1,000	1,059
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/23	1,700	1,812
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,000	1,089
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,335	1,454
University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,400	1,560
University of Nebraska Student Health &
Recreation Project Revenue	5.000%	5/15/22	1,135	1,262
				189,485

Nevada (0.3%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/19	220	227
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,063
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,234
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/22	790	870
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/24	750	847
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/22	1,715	1,906
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/24	1,015	1,166
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/25	1,020	1,185
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/26	1,055	1,233
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/19	2,375	2,447
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/20	3,000	3,180
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/21	3,000	3,262
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/22	3,035	3,376
Clark County NV School District GO	5.000%	6/15/20	3,125	3,307
Clark County NV School District GO	5.000%	6/15/20	520	550
Clark County NV School District GO	5.000%	6/15/21	4,515	4,890
Clark County NV School District GO	5.000%	6/15/22	3,000	3,319
Clark County NV School District GO	5.000%	6/15/22	1,255	1,389
Clark County NV School District GO	5.000%	6/15/23	5,820	6,548
Clark County NV School District GO	5.000%	6/15/23	1,760	1,963
Clark County NV School District GO	5.000%	6/15/24	3,030	3,457
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/21	1,000	1,082
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/22	1,570	1,732
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/23	1,180	1,323
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/24	2,680	3,082
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/19	250	257
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/21	500	539
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/21 (4)	320	343
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/22 (4)	335	365
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/23	455	507

Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/23 (4)	355	393
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/24	250	283
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/25	485	554
Washoe County NV Gas & Water Facilities
Revenue PUT	3.000%	6/1/22	9,500	9,707
				67,586
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,440
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/21	1,250	1,347
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/22	925	1,013
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/23	1,675	1,855
New Hampshire Health & Education Facilities
Authority Revenue (Partners Healthcare
System Inc.)	5.000%	7/1/19	700	722
New Hampshire Health & Education Facilities
Authority Revenue (Partners Healthcare
System Inc.)	5.000%	7/1/22	565	628
New Hampshire Health & Education Facilities
Authority Revenue (Partners Healthcare
System Inc.)	5.000%	7/1/23	400	453
New Hampshire Health & Education Facilities
Authority Revenue (Partners Healthcare
System Inc.)	5.000%	7/1/24	1,000	1,152
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/22	2,070	2,195
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/23	2,355	2,512
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/24	1,910	2,147
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/25	1,695	1,813
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/24	1,015	1,143
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/21	505	537
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/22	1,000	1,079
				26,036
New Jersey (4.7%)
Aberdeen NJ GO	2.750%	3/8/19	10,548	10,611
Atlantic City NJ GO	5.000%	11/1/19	3,315	3,287
Atlantic City NJ GO	5.000%	12/1/19	6,995	6,948
Atlantic City NJ GO	5.000%	11/1/20	4,025	3,950
Atlantic City NJ GO	5.000%	12/1/20	7,185	7,078

	Atlantic City NJ GO	5.000%	3/1/21 (15)	300	320
	Atlantic City NJ GO	5.000%	11/1/21	3,020	2,962
	Atlantic City NJ GO	5.000%	12/1/21	1,970	1,921
	Atlantic City NJ GO	5.000%	3/1/23 (4)	1,250	1,381
	Atlantic City NJ GO	5.000%	3/1/23 (15)	500	552
	Atlantic City NJ GO	5.000%	3/1/24 (4)	1,300	1,455
	Atlantic City NJ GO	5.000%	3/1/24 (15)	300	335
	Atlantic City NJ GO	5.000%	3/1/25 (4)	750	849
	Atlantic City NJ GO	5.000%	3/1/25 (15)	800	903
	Atlantic City NJ GO	5.000%	3/1/26 (4)	615	701
	Bergen County NJ GO	2.500%	12/13/18	40,615	40,789
	Camden County NJ Improvement Authority
	Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/20	2,290	2,391
	Camden County NJ Improvement Authority
	Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,630
	Camden County NJ Improvement Authority
	Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,503
	Camden County NJ Improvement Authority
	Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/26	2,715	2,989
	Camden County NJ Improvement Authority
	Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/27	2,000	2,188
	Camden County NJ Improvement Authority
	Lease Revenue (Rowan University School of
	Osteopathic Medicine Project)	5.000%	12/1/22	1,120	1,241
1,3 Eaton Vance New Jersey Municipal Bond Fund
	II	1.940%	7/1/19	6,675	6,680
	Garden State Preservation Trust New Jersey
	Revenue (Open Space & Farmland
	Preservation)	5.000%	11/1/20	1,390	1,473
	Garden State Preservation Trust New Jersey
	Revenue (Open Space & Farmland
	Preservation)	5.000%	11/1/22 (15)	1,095	1,203
	Gloucester County NJ Improvement Authority
	Revenue (Rowan University)	5.000%	7/1/19	1,700	1,753
	Gloucester County NJ Improvement Authority
	Revenue (Rowan University)	5.000%	7/1/20	1,800	1,911
	Gloucester County NJ Improvement Authority
	Revenue (Rowan University)	5.000%	7/1/21	2,800	3,035
	Gloucester County NJ Improvement Authority
	Revenue (Rowan University)	5.000%	7/1/22	1,200	1,324
	Gloucester County NJ Improvement Authority
	Revenue (Rowan University)	5.000%	11/1/24 (4)	1,250	1,430
	Gloucester County NJ Improvement Authority
	Revenue (Rowan University)	5.000%	11/1/25 (4)	1,335	1,543
	Gloucester County NJ Improvement Authority
	Revenue (Rowan University)	5.000%	11/1/26 (4)	1,285	1,497
3	Inspira Health Obligated Group TOB VRDO	1.060%	8/7/18	2,175	2,175
	Morris County NJ Improvement Authority
	Revenue	4.000%	5/1/21	2,000	2,121
	New Jersey Building Authority Revenue	5.000%	6/15/19	5,455	5,603
	New Jersey Building Authority Revenue	5.000%	6/15/23	160	175

New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/22	2,885	3,135
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/23	535	590
New Jersey Economic Development Authority
Revenue	5.000%	3/1/19 (ETM)	29,800	30,404
New Jersey Economic Development Authority
Revenue	5.000%	6/15/20	1,000	1,053
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	5,405	5,784
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	2,000	2,140
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	62,735	68,001
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	10,000	10,839
New Jersey Economic Development Authority
Revenue	5.000%	11/1/22	750	818
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	4,000	4,386
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	7,750	8,499
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	6,395	7,013
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	16,000	17,546
New Jersey Economic Development Authority
Revenue	5.000%	6/15/24	4,000	4,434
New Jersey Economic Development Authority
Revenue	5.000%	6/15/25	2,500	2,790
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	9,500	9,745
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	7,349
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22	4,175	4,364
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/23 (15)	7,000	7,746
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	3.000%	7/1/24 (15)	2,705	2,715
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC)	5.000%	1/1/23	500	542
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (ETM)	5,000	5,017
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.000%	12/15/18	275	277
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	15,000	15,304
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	16,805	17,503
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	8,325	8,702
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20 (ETM)	910	958
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/20	2,500	2,632

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	5,650	6,023
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	2,095	2,214
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	10,345
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	13,480	14,615
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	150	159
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	830	895
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	290	307
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,990	5,308
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	425	460
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25	100	112
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.250%	6/15/26	630	661
New Jersey Economic Development Authority
Revenue (State Police Barracks Project)	5.000%	6/15/23	200	219
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/22	1,315	1,376
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	4.000%	6/1/21 (4)	1,850	1,941
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	4.000%	6/1/22 (4)	1,000	1,059
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/23 (4)	1,500	1,667
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/24 (4)	1,155	1,299
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/25 (4)	1,105	1,257
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	1,025	1,049
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/19	4,925	5,112
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/20	405	422
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/21	500	540

New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/22	730	804
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/23 (15)	3,955	4,456
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/23	1,000	1,119
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/15/19	275	282
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/15/23	465	510
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/15/24	4,640	5,144
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/25	1,610	1,866
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/21	15,510	16,945
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/23	3,125	3,571
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/21	365	394
New Jersey GO	5.000%	8/15/19	8,395	8,680
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	8,000	8,734
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.500%	7/1/21 (Prere.)	3,550	3,817
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/23	2,710	3,001
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/19	2,000	2,061
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	2,120	2,303
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/19 (Prere.)	9,610	10,006
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/20	700	741
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/21	1,250	1,344
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/22	1,500	1,628
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	3.000%	7/1/19	150	152
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	4.000%	7/1/20	140	146
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/21	220	238

New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/22	300	332
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/23	240	270
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/24	3,000	3,428
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/24	300	343
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/25	250	289
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/26	2,400	2,798
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/21	1,000	1,088
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/22	1,500	1,667
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/23	2,000	2,266
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/20	1,000	1,029
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/21	1,000	1,067
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/22	1,500	1,626
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/23	3,000	3,294
New Jersey Health Care Facilities Financing
Authority Revenue (St. Peter's University
Hospital Obligated Group)	5.000%	7/1/20	1,000	1,030
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/23	955	1,061
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/21 (4)	1,000	1,072
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/25 (4)	2,380	2,720
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/26 (4)	1,800	2,058
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/20 (12)	5,455	5,645
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.850%	8/7/18 LOC	27,480	27,480

New Jersey Health Facilities Financing Authority
Revenue (St Joseph's Healthcare System
Obligated Group)	5.000%	7/1/26	1,000	1,120
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/19	1,500	1,539
3 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.980%	8/7/18	6,000	6,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.500%	10/1/48	22,120	23,722
New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	23,908
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	4.000%	6/15/19	400	408
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	16,300	16,753
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	4.000%	6/15/20	300	310
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	18,000	18,938
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	27,500	27,563
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	9,075	9,710
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	5,000	5,350
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	64,000	64,146
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	10,050	10,917
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	8,335	9,054
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	10,125	11,147
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	74,515	74,685
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	8,250	9,082
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	5,000	5,568
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/20	11,000	11,579
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	1,295	1,386
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	12,550	13,431
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	2,890	3,133
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/23	2,500	2,741
1 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.940%	12/15/19	41,000	41,034
1 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	2.140%	12/15/21	24,000	24,086
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,810	15,997
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/19	2,815	2,891

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	4.000%	12/15/19	850	874
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	31,245	32,543
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	200	209
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	14,635	15,406
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,360
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,217
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	850	923
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	3,750	4,135
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	1,000	1,107
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (14)	22,000	24,570
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	475	524
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	230	257
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (ETM)	145	152
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	605	633
1 New Jersey Turnpike Authority Revenue	1.804%	1/1/21	2,500	2,506
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,075
1 New Jersey Turnpike Authority Revenue	1.944%	1/1/22	3,495	3,511
1 New Jersey Turnpike Authority Revenue	1.944%	1/1/22	4,530	4,551
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	3,500	4,049
1 New Jersey Turnpike Authority Revenue PUT	1.924%	1/1/21	22,065	22,172
1 New Jersey Turnpike Authority Revenue PUT	2.214%	1/1/23	10,000	10,115
3 New Jersey Turnpike Authority Revenue TOB
VRDO	0.990%	8/7/18 LOC	7,700	7,700
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,026
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,026
Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,114
Rutgers State University New Jersey Revenue
VRDO	1.390%	8/1/18	1,300	1,300
Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,110
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	2,500	2,564
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/20	2,030	2,137
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/21	2,550	2,744
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/22	1,750	1,921
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/23	1,500	1,674
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/24	8,010	9,048
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/25	9,610	10,980
Tobacco Settlement Financing Corp. New
Jersey Revenue	3.200%	6/1/27	10,500	10,605

Trenton NJ GO	4.000%	7/15/22 (4)	2,000	2,110
Trenton NJ GO	4.000%	7/15/23 (4)	1,500	1,594
Union County NJ GO	4.000%	2/15/19	4,255	4,314
Union County NJ GO	5.000%	2/15/21	5,615	6,053
Union County NJ GO	5.000%	2/15/22	6,275	6,921
				1,229,766
New Mexico (1.2%)
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	2,000	2,125
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	3,225	3,426
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/20	1,800	1,915
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/20	6,580	7,001
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/21	1,200	1,308
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/21	1,130	1,232
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/21	5,450	5,942
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/22	2,250	2,507
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	19,000	18,893
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	26,290	29,840
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/24	107,540	124,160
New Mexico Finance Authority Transportation
Revenue	4.000%	6/15/25	13,765	14,668
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/25	9,175	10,747
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/21	1,600	1,739
1 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	2.022%	8/1/18	5,200	5,200
1 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	2.152%	8/1/19	66,445	66,499
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	5.000%	8/1/19	26,475	27,325
				324,527
New York (14.0%)
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/21	500	547
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/22	1,000	1,116
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/24 (4)	1,000	1,150
3 Battery Park City Authority New York Revenue
TOB VRDO	1.540%	8/1/18 LOC	25,175	25,175
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/22	500	552

Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/23	600	674
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/21	1,100	1,189
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/22	2,100	2,311
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/23	2,720	3,036
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,500	1,694
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/25	2,000	2,275
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/20	1,265	1,344
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/21	1,355	1,467
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/26	450	506
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue (Catholic Health
System Obligated Group)	5.000%	7/1/24	565	643
Copiague Union Free NY School District GO	2.500%	2/20/19	21,000	21,097
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/20	1,000	1,056
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/21	300	324
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/22	300	330
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/23	350	391
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/24	350	396
1,3 Eaton Vance New York Municipal Bond Fund II	1.790%	7/1/19	2,875	2,877
Hempstead NY Local Development Corp.
Revenue (Molloy College)	4.000%	7/1/19	1,000	1,018
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/21	430	462
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/23	1,435	1,596
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/25	800	908
Lockport NY BAN	2.500%	12/12/18	5,775	5,799
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/19 (Prere.)	1,895	1,947
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (ETM)	1,500	1,540
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/20	1,295	1,380
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/21	1,295	1,415
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/21	1,000	1,092

Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/22	750	834
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/22	2,055	2,286
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/23	1,010	1,144
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	750	863
1 Long Island NY Power Authority Electric System
Revenue PUT	2.115%	11/1/18	16,850	16,853
1 Long Island NY Power Authority Electric System
Revenue PUT	2.345%	11/1/18	30,000	30,011
Metropolitan Transportation Authority NY BANS	5.000%	5/15/21	20,000	21,602
Metropolitan Transportation Authority NY BANS	5.000%	5/15/21	49,175	53,114
Metropolitan Transportation Authority NY BANS	5.000%	5/15/21	12,500	13,501
1 Metropolitan Transportation Authority NY
Revenue	1.744%	4/1/21 (4)	33,375	33,309
Metropolitan Transportation Authority Revenue
PUT	5.000%	11/15/22	42,760	47,538
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	2,000	2,054
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	3,520	3,615
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/24	1,400	1,622
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/25	1,700	1,993
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/21	745	813
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/21	1,350	1,473
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/22	480	536
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/22	1,930	2,156
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/23	1,000	1,141
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/23	1,115	1,272
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/25	720	847
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/25	400	470
Nassau County NY GO	5.000%	4/1/20	14,340	15,125
Nassau County NY GO	5.000%	4/1/21	11,075	11,947

Nassau County NY GO	5.000%	1/1/22	9,685	10,616
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/19	7,965	8,190
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/20	4,650	4,905
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/20	1,660	1,754
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/19	1,565	1,607
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/20	170	179
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/19	375	382
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,445
Nassau County NY TAN	3.000%	9/18/18	63,000	63,149
New York City NY Health & Hospital Corp.
Revenue	5.000%	2/15/22	1,900	1,995
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	4.000%	6/1/19	850	866
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20	600	634
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21	1,000	1,084
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22	745	825
New York City NY GO	5.000%	8/1/18	4,650	4,650
New York City NY GO	5.000%	8/1/18	6,000	6,000
New York City NY GO	5.000%	8/1/18	13,030	13,030
New York City NY GO	5.000%	8/1/18	6,000	6,000
New York City NY GO	5.000%	8/1/18	5,000	5,000
New York City NY GO	5.000%	8/1/18	7,500	7,500
New York City NY GO	5.000%	8/1/18	3,250	3,250
New York City NY GO	5.000%	10/1/18	7,650	7,697
New York City NY GO	4.000%	8/1/19	12,165	12,465
New York City NY GO	5.000%	8/1/19	5,830	6,031
New York City NY GO	5.000%	8/1/19	20,155	20,851
New York City NY GO	5.000%	8/1/19	7,225	7,474
New York City NY GO	5.000%	8/1/19	5,000	5,173
New York City NY GO	5.000%	8/1/19	5,000	5,173
New York City NY GO	5.000%	8/1/19	15,000	15,518
New York City NY GO	5.000%	8/1/19	8,000	8,276
New York City NY GO	5.000%	8/1/19	15,000	15,518
New York City NY GO	5.000%	8/1/20	20,000	21,319
New York City NY GO	5.000%	8/1/20	4,500	4,797
New York City NY GO	5.000%	10/1/20	4,375	4,685
New York City NY GO	5.000%	8/1/21	17,280	18,897
New York City NY GO	5.000%	8/1/21	6,100	6,671
New York City NY GO	5.000%	8/1/21	5,890	6,441
New York City NY GO	5.000%	8/1/21	11,985	13,107

New York City NY GO	5.000%	8/1/21	2,000	2,187
New York City NY GO	5.000%	8/1/21	4,000	4,374
New York City NY GO	5.000%	8/1/21	10,000	10,936
New York City NY GO	5.000%	8/1/21	9,000	9,842
New York City NY GO	5.000%	8/1/22	4,000	4,465
New York City NY GO	5.000%	8/1/22	1,495	1,669
New York City NY GO	5.000%	8/1/22	4,275	4,772
New York City NY GO	5.000%	8/1/22	5,000	5,582
New York City NY GO	5.000%	8/1/22	40,940	45,703
New York City NY GO	5.000%	8/1/22	14,640	16,343
New York City NY GO	5.000%	8/1/23	14,800	16,841
New York City NY GO	5.000%	8/1/23	2,415	2,748
New York City NY GO	5.000%	8/1/23	10,000	11,379
New York City NY GO	5.000%	8/1/24	3,400	3,928
New York City NY GO	5.000%	8/1/24	3,300	3,812
New York City NY GO	5.000%	8/1/25	3,205	3,752
New York City NY GO	5.000%	8/1/25	4,010	4,549
New York City NY GO VRDO	1.490%	8/1/18	82,550	82,550
New York City NY GO VRDO	1.490%	8/1/18	6,600	6,600
New York City NY GO VRDO	1.500%	8/1/18	45,700	45,700
New York City NY GO VRDO	1.500%	8/1/18	55,020	55,020
New York City NY GO VRDO	1.500%	8/1/18 LOC	6,700	6,700
New York City NY GO VRDO	1.500%	8/1/18	7,000	7,000
New York City NY GO VRDO	0.980%	8/7/18	55,000	55,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	3,075	3,321
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/25	12,625	13,240
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	13,855	13,857
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	13,095	13,096
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	20,000	20,005
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/19	4,300	4,434
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,052
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.700%	7/1/21	8,350	8,275
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	2.350%	7/1/22	17,250	17,280
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,423
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,702
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,956
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	2.000%	12/31/21	7,000	6,984
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	4,005
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	5,000	5,155

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.450%	8/1/18	28,300	28,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.450%	8/1/18	23,090	23,090
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.490%	8/1/18	39,630	39,630
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.490%	8/1/18	43,100	43,100
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	19,510	21,482
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/19 (ETM)	590	609
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/19 (ETM)	410	424
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/20 (ETM)	1,500	1,597
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/21 (ETM)	1,520	1,661
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/22 (ETM)	4,585	5,131
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	1,035	1,197
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	7,455	7,524
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/15/18	11,950	12,078
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	8,560	8,937
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	25,115	26,222
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	6,395	6,727
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	8,925	9,388
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,090	3,317
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	9,000	9,901
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	7,925	8,719
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	6,000	6,742
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.510%	8/1/18	9,325	9,325
4 New York City NY Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/24	5,500	6,364
New York Convention Center Development
Corp. Revenue	5.000%	11/15/21	2,010	2,210
New York Convention Center Development
Corp. Revenue	5.000%	11/15/22	1,040	1,168
3 New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters) TOB VRDO	1.240%	8/7/18	4,464	4,464

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,055	4,098
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,775	4,826
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,255	1,268
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,516
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,520	2,547
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,650	2,678
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,000	2,021
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,000	1,011
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,516
New York Metropolitan Transportation Authority
Revenue	4.000%	2/15/19	2,240	2,271
New York Metropolitan Transportation Authority
Revenue	4.000%	2/15/19	7,500	7,604
New York Metropolitan Transportation Authority
Revenue	4.000%	5/15/19	39,910	40,698
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	9,535	9,952
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	8,950	9,341
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,100	1,148
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	4,725	4,932
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	2,530	2,641
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/19 (14)	5,000	5,250
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	5,000	5,370
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,560	1,675
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	5,000	5,496
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,500	1,649
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,230	1,352
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,780	1,957
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	1,000	1,123
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	16,145	18,132
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	2,275	2,555
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,141

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	35,310	40,293
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,785	3,111
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	27,915	32,249
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	25,035	29,180
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.890%	11/1/19	9,300	9,383
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/19 (ETM)	835	872
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/19	165	172
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	4,947
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/20 (ETM)	1,025	1,103
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/20	1,375	1,477
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/23	2,500	2,865
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.310%	11/1/18	2,000	2,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.390%	11/1/19	2,750	2,755
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.520%	11/1/19	23,500	23,564
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	32,750	33,846
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,042
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/19	3,500	3,653
New York Metropolitan Transportation Authority
Revenue BAN	4.000%	5/15/19	7,000	7,138
1 New York Metropolitan Transportation Authority
Revenue PUT	1.702%	11/1/19	9,885	9,887
1 New York Metropolitan Transportation Authority
Revenue PUT	2.102%	2/1/20	9,500	9,533
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	59,000	61,893
1 New York Metropolitan Transportation Authority
Revenue PUT	2.014%	4/6/20 (4)	7,000	7,015
1 New York Metropolitan Transportation Authority
Revenue PUT	1.520%	6/1/20	88,350	88,450
New York Metropolitan Transportation Authority
Revenue PUT	4.000%	11/15/20	11,000	11,450
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	11/15/20	50,050	53,387
1 New York Metropolitan Transportation Authority
Revenue PUT	1.390%	11/15/22	10,000	9,991
New York NY GO	5.000%	8/1/23	31,255	35,565
New York NY GO	5.000%	8/1/24	43,695	50,481
New York NY GO	5.000%	8/1/25	49,245	57,655
New York NY GO VRDO	1.500%	8/1/18	61,410	61,410
New York State Dormitory Authority Revenue	5.000%	7/1/24	2,000	2,322

New York State Dormitory Authority Revenue	5.000%	10/1/24	5,000	5,775
New York State Dormitory Authority Revenue	5.000%	3/15/25	3,935	4,433
New York State Dormitory Authority Revenue	5.000%	7/1/25	2,000	2,357
New York State Dormitory Authority Revenue	5.000%	10/1/25	5,000	5,854
New York State Dormitory Authority Revenue	5.000%	10/1/25 (4)	3,500	4,101
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,248
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/21	1,540	1,696
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/22	8,500	9,462
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/23	6,590	7,481
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20	5,000	5,205
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21	2,265	2,457
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22	4,000	4,429
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/24	2,000	2,265
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/25	3,535	4,031
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	5,995	6,357
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,260	1,336
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/21	2,400	2,609
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/27	2,650	3,004
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/23	2,065	2,360
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	2,555	2,765
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	2,440	2,701
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	4.000%	12/1/20	1,000	1,035
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	4.000%	12/1/21	1,200	1,254
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/22	1,000	1,098
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20	1,695	1,747
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20 (ETM)	45	47
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/24	380	419
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/18	2,400	2,403

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	22,675	22,981
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	10,000	10,195
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	4,135	4,216
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19 (ETM)	10	10
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	15	15
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	4,755	4,855
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/19	11,665	12,092
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	4,000	4,208
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/20	9,550	10,192
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	33,395	36,170
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	12,620	13,669
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/21	7,710	8,401
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/22	225	230
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	6,020	6,805
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	50,655	58,237
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	58,640	67,417
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	56,870	66,251
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	1,350	1,358
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,030
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,515
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	1,500	1,509
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,155	2,168
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,326
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	6,254
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	5,905	6,138
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,039

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (4)	1,125	1,204
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,810
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,564
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/22	19,425	20,913
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/22	11,500	12,395
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	4,070	4,550
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	3,335	3,727
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/23	4,575	4,977
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/23	4,460	4,852
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	7,500	8,539
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	10,595	12,063
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/24	2,250	2,463
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,060	6,984
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	3,000	3,467
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	2,800	3,234
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	2,030	2,370
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,915	2,242
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/19	3,500	3,598
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/20	220	230
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/21	245	267
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/22	325	349
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/23	200	227
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/21	1,000	1,085
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/22	500	554
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/23	1,135	1,279
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	230	238
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	35	36
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/21	1,025	1,052

2 New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	60,000	64,922
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	2,500	2,768
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp.)	2.625%	7/3/23	40,000	40,046
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	5.204%	12/1/25 (2)	1,095	1,095
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.)	3.000%	7/1/25	14,000	14,052
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.)	3.000%	7/1/25	23,900	23,989
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	3,000	3,188
New York State GO	5.000%	3/1/19	12,715	12,987
New York State Housing Finance Agency
Affordable Housing Revenue	1.400%	5/1/20	9,420	9,338
New York State Housing Finance Agency
Affordable Housing Revenue	1.400%	5/1/20	1,620	1,606
New York State Housing Finance Agency
Affordable Housing Revenue	1.350%	5/1/21	7,115	6,991
New York State Housing Finance Agency
Affordable Housing Revenue	1.500%	5/1/21	2,935	2,902
New York State Housing Finance Agency
Affordable Housing Revenue	1.500%	5/1/21	3,500	3,461
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	2,510	2,513
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	1,755	1,757
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	5,000	5,005
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	1,300	1,301
New York State Housing Finance Agency
Revenue	1.050%	5/1/19	850	845
New York State Housing Finance Agency
Revenue	1.100%	11/1/19	1,000	994
New York State Housing Finance Agency
Revenue	1.250%	5/1/20	7,500	7,397
New York State Mortgage Agency Homeowner
Mortgage Revenue	4.000%	4/1/40	3,730	3,917
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	405	407
New York State Mortgage Agency Homeowner
Mortgage Revenue	3.500%	10/1/47	13,780	14,223
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	3,755
New York State Thruway Authority Revenue	5.000%	5/1/19	83,125	85,302
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,571
New York State Thruway Authority Revenue	5.000%	1/1/21	2,465	2,654
New York State Thruway Authority Revenue	5.000%	1/1/22	6,200	6,811
New York State Thruway Authority Revenue	5.000%	1/1/22	1,520	1,670

New York State Thruway Authority Revenue	5.000%	1/1/23	6,010	6,754
New York State Thruway Authority Revenue	5.000%	1/1/24	3,730	4,264
New York State Thruway Authority Revenue	5.000%	1/1/25	3,280	3,784
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	511
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	8,210
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	10,699
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	8,991
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	24,710
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	26,969
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	11,508
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	54,193
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	25,000	27,717
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	45,795	50,771
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/19	600	613
3 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.980%	8/7/18 LOC	6,300	6,300
3 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.040%	8/7/18 LOC	24,000	24,000
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph's Hospital & Health
Center)	5.000%	7/1/19 (ETM)	265	274
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/19	245	248
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/20	285	297
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/21	300	320
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/22	315	342
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/23	330	364
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/24	345	386
4 Orange & Ulster Counties NY Board
Cooperative Educational Services Revenue	3.000%	7/24/19	9,000	9,088
Oyster Bay NY GO	3.250%	8/1/18	8,560	8,560
Oyster Bay NY GO	4.000%	8/15/18 (15)	2,000	2,002
Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,215
Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,224
Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,239
Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	4,602
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	9,449
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	881

Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	5,000	5,374
Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	3,984
Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	4,929
Suffolk County NY GO	5.000%	5/15/22 (4)	10,310	11,428
Suffolk County NY GO	5.000%	5/15/23 (4)	10,845	12,254
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	4,435	4,755
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	3,000	3,182
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	3,500	3,820
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/23	5,000	5,458
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/23	10,000	11,092
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/24	9,500	10,688
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/24	4,000	4,402
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	7,000	7,075
1 Triborough Bridge & Tunnel Authority New York
Revenue	1.380%	1/1/19 (4)	1,700	1,702
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/20	500	538
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	1,000	1,103
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/22	850	959
1 Triborough Bridge & Tunnel Authority New York
Revenue PUT	1.802%	2/1/19	11,350	11,351
1 Triborough Bridge & Tunnel Authority New York
Revenue PUT	1.902%	11/15/21	5,180	5,203
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/20	535	569
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/21	645	700
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/22	1,055	1,168
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	4,800	5,195
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/23	1,610	1,786
Yonkers NY GO	3.000%	8/15/18	1,000	1,001
Yonkers NY GO	4.000%	3/15/19 (ETM)	1,700	1,727
Yonkers NY GO	3.000%	8/15/19	885	897
Yonkers NY GO	3.000%	8/15/20	1,115	1,143
				3,644,505
North Carolina (1.1%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina at Charlotte)	5.000%	10/1/23	300	342
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina at Charlotte)	5.000%	10/1/24	400	462

Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/21	6,070	6,605
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/22	4,070	4,531
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	6/1/23	1,000	1,133
Charlotte NC Airport Revenue	4.000%	7/1/23	1,175	1,277
Charlotte NC Airport Revenue	5.000%	7/1/23	430	488
Charlotte NC Airport Revenue	5.000%	7/1/24	520	601
Charlotte NC Airport Revenue	5.000%	7/1/24	1,520	1,756
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	2,657
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/22	4,275	4,708
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/24	14,330	16,381
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	1.530%	8/1/18	28,585	28,585
Guilford County NC GO	5.000%	3/1/25	18,855	22,136
Mecklenburg County NC COP	5.000%	10/1/21	4,000	4,393
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/19	1,000	1,039
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/21	3,200	3,493
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/22	1,020	1,136
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/23	1,140	1,293
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/24	2,115	2,431
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/25	1,115	1,296
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/26	1,510	1,768
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	1.450%	9/1/18	23,750	23,755
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	3,515	3,568
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	1,025	1,040
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	13,050	13,673
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	2,500	2,619
North Carolina GAN	5.000%	3/1/22	2,250	2,484
North Carolina GO	5.000%	6/1/19	2,000	2,059
North Carolina GO	5.000%	6/1/23	9,415	10,728

North Carolina Housing Finance Agency
Revenue	4.000%	7/1/47	9,580	10,074
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/19	3,350	3,464
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/20	7,885	8,397
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group) VRDO	0.980%	8/7/18	39,670	39,670
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,017
3 North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) TOB
VRDO	1.260%	8/7/18	6,300	6,300
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	1.290%	2/26/19	12,255	12,255
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/19	3,910	4,019
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/19	1,450	1,476
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/20	500	520
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/21	375	402
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/22	1,105	1,198
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/23	800	874
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/24	920	1,014
North Carolina Medical Care Commission
Retirement Facilities Revenue (United Church
Homes & Services Obligated Group)	5.000%	9/1/24	1,000	1,078
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/23	510	572
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/24	1,250	1,421
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/25	890	1,010
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19	12,025	12,204
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (ETM)	4,475	4,542
North Carolina Turnpike Authority Revenue	5.000%	1/1/22	850	925

North Carolina Turnpike Authority Revenue	5.000%	1/1/23	1,650	1,828
North Carolina Turnpike Authority Revenue	5.000%	1/1/24 (4)	1,250	1,410
				286,107
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (ETM)	650	706
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,200	1,304
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	3,985	4,139
				6,149
Ohio (3.7%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/18	1,000	1,010
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/25	3,475	3,819
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.000%	11/15/23	1,605	1,781
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.000%	11/15/26	500	565
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/20	1,220	1,308
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/23	2,485	2,728
3 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	1.070%	8/7/18	7,500	7,500
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/20	895	948
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/21	4,260	4,600
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/22	3,750	4,123
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/23	9,010	10,058
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/24	14,890	16,819
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/25	25,015	28,507
Allen County OH Hospital Facilities Revenue
(Mercy Health) PUT	5.000%	5/5/22	12,200	13,481
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	7,339
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,295	17,502
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	12,025	13,199
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	22,470	23,530
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	12,385	12,965
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/19	1,725	1,758
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/20	2,145	2,249
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/21	300	322
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	2.250%	8/15/21	8,000	7,967

American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/22	400	439
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	3,000	3,358
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	500	560
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	3,800	4,324
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/25	7,000	8,049
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/22	530	580
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/23	405	451
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/24	370	419
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	3,000	3,374
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	17,625	17,928
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	16,310	17,060
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/21	1,000	1,093
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/22	750	834
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/23	2,010	2,266
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/24	2,000	2,273
Bowling Green State University Ohio Revenue	5.000%	6/1/23	175	197
Bowling Green State University Ohio Revenue	5.000%	6/1/24	325	371
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/20 (Prere.)	3,415	3,694
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/20	700	735
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/22	400	428
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/23	420	453
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/24	650	704
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/22	1,005	1,118
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/23	1,580	1,784
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/24	500	571
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/25	950	1,094
Cincinnati OH GO	4.000%	12/1/19	300	310
Cincinnati OH GO	5.000%	12/1/22	300	337
Cincinnati OH GO	5.000%	12/1/23	2,110	2,409

Cincinnati OH GO	5.000%	12/1/24	1,700	1,970
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,562
Cleveland OH Airport System Revenue	5.000%	1/1/21 (4)	455	487
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	450	492
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	1,635	1,787
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,030	1,145
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	3,150	3,550
Cleveland OH GO	5.000%	12/1/20	1,800	1,932
Cleveland OH GO	5.000%	12/1/21	2,880	3,164
Cleveland OH GO	5.000%	12/1/22	3,595	4,031
Cleveland OH GO	5.000%	12/1/24	1,000	1,151
Cleveland OH GO	5.000%	12/1/25	410	476
Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,560	1,733
Cleveland OH Income Tax Revenue	5.000%	10/1/22	265	297
Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	272
Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	218
Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	262
Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	327
Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	306
Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	231
Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	219
Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	257
Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	204
Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	245
Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	327
Cleveland OH Public Power System Revenue	5.000%	11/15/19	200	208
Cleveland OH Public Power System Revenue	5.000%	11/15/20	220	235
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (4)	335	367
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (4)	400	446
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (4)	360	408
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (4)	475	544
Cleveland OH Public Power System Revenue	5.000%	11/15/25 (4)	200	231
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,146
Cleveland OH Water Revenue	5.000%	1/1/21	1,000	1,078
Cleveland OH Water Revenue	5.000%	1/1/23	2,080	2,344
Cleveland OH Water Revenue	5.000%	1/1/24	1,350	1,548
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/19	2,000	2,056
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,229
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/18	960	960
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/19	1,390	1,436
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/22	1,475	1,621
Columbus OH GO	5.000%	2/15/19	1,910	1,947
Columbus OH GO	5.000%	6/1/19	3,000	3,088
Columbus OH GO	5.000%	7/1/19	6,690	6,905
Columbus OH GO	5.000%	7/1/23	1,830	2,083
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/19	5,340	5,571
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/20	5,575	5,975

Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/21	4,110	4,500
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	7,000	7,317
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/21	1,070	1,170
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/22	1,010	1,126
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/24	535	603
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/23	4,660	5,050
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/24	5,030	5,499
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/25	4,000	4,399
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,200
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,103
Dayton OH City School District GO	5.000%	11/1/19	3,500	3,643
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,347
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/21	1,045	1,117
Franklin County OH GO	5.000%	12/1/19	5,045	5,106
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/19	1,185	1,239
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/21	1,355	1,492
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,788
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/20	1,475	1,557
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	5,142
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/21	450	466
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/22	470	506
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/23	1,450	1,582
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/24	1,355	1,492
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/19	1,000	1,028
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/20	1,000	1,059
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/21	1,000	1,086
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/22	500	555
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/19	820	834

Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/20	800	838
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/22	500	547
Hamilton County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,099
Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,250	2,524
Hamilton County OH Sewer System Revenue	5.000%	12/1/20	3,605	3,874
Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,295
Hamilton OH City School District GO	5.000%	12/1/21	3,475	3,822
2 JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	14,245	14,917
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/21	2,260	2,425
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/23	1,725	1,929
3 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	0.990%	8/7/18	18,800	18,800
Kent State University Ohio Revenue	5.000%	5/1/20	1,650	1,744
Kent State University Ohio Revenue	5.000%	5/1/21	1,685	1,826
Kent State University Ohio Revenue	4.000%	5/1/22	3,000	3,207
Kent State University Ohio Revenue	4.000%	5/1/23	3,000	3,238
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/20	1,230	1,303
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/21	1,095	1,183
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/22	1,595	1,758
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/23	815	911
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/24	980	1,109
1 Lancaster OH Port Authority Gas Supply
Revenue PUT	2.122%	8/1/19	11,400	11,412
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	3,095	3,403
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/22	4,605	4,984
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/23	5,605	6,031
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/21	3,800	4,116
3 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	1.090%	8/7/18	3,500	3,500
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	1.500%	8/1/18 LOC	6,500	6,500
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/18	1,750	1,761
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,351
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/19	1,395	1,428
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	4.000%	10/1/20	500	524

Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/21	1,000	1,095
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/21	465	509
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/21	1,000	1,095
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	1,000	1,119
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	890	996
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	550	616
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22 (Prere.)	750	840
Ohio Capital Facilities Lease-Appropriation
Revenue (Cultural & Sports Facilities Building
Fund Projects)	5.000%	10/1/21	1,360	1,490
Ohio Capital Facilities Lease-Appropriation
Revenue (Cultural & Sports Facilities Building
Fund Projects)	5.000%	10/1/22	1,020	1,142
Ohio Capital Facilities Lease-Appropriation
Revenue (Cultural & Sports Facilities Building
Fund Projects)	5.000%	10/1/23	1,200	1,369
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/21	1,000	1,086
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/22	1,000	1,111
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/23	1,000	1,134
Ohio Capital Facilities Lease-Appropriation
Revenue (Parks & Recreation Improvement
Fund Projects)	5.000%	8/1/23	1,000	1,137
Ohio Common Schools GO	5.000%	9/15/19	3,910	4,061
Ohio Common Schools GO	5.000%	9/15/21 (Prere.)	4,410	4,836
Ohio Common Schools GO	5.000%	9/15/21	5,920	6,486
Ohio Common Schools GO	5.000%	9/15/23	11,315	12,923
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	10/1/23	1,525	1,736
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	10/1/24	1,550	1,792
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	10/1/25	1,090	1,277
Ohio GO	5.000%	9/15/18	10,000	10,044
Ohio GO	5.000%	9/15/18	5,000	5,022
Ohio GO	5.000%	5/1/19	5,000	5,131
Ohio GO	5.000%	5/1/19	6,680	6,858
Ohio GO	5.000%	9/15/19	5,000	5,193

Ohio GO	5.000%	9/15/20	26,315	28,126
Ohio GO	5.000%	5/1/21	2,645	2,872
Ohio GO	5.000%	6/15/25	12,150	13,659
Ohio GO	4.000%	2/1/26	7,905	8,415
Ohio Higher Education GO	5.000%	5/1/22	5,800	6,443
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	4,540	5,100
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/23	2,525	2,886
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/24	1,915	2,217
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/25	2,000	2,340
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	1.450%	8/1/18	7,000	7,000
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,365
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,578
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,448
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/19	310	317
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/20	325	338
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/21	500	529
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/22	305	338
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/23	400	452
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/24	500	573
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/25	260	300
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/19	625	639
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/20	1,350	1,415
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/22	500	544
Ohio Highway Capital Improvements GO	5.000%	5/1/21	2,500	2,714
Ohio Highway Capital Improvements GO	5.000%	5/1/22	1,000	1,111
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/19	1,595	1,618
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.190%	8/1/18	13,250	13,250
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.190%	8/7/18	8,500	8,500
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.190%	8/7/18	10,875	10,875
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,450

Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/24	1,000	1,148
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/25	750	871
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/18	2,750	2,777
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/19	2,450	2,530
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	2,500	2,616
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	6,160	6,445
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/20	3,500	3,762
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/20	2,750	2,956
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	2,565	2,824
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	4,000	4,404
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/22	5,000	5,622
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	10,010	11,622
Ohio Mental Health Facilities Improvement Fund
Revenue	5.000%	6/1/24	1,645	1,893
Ohio Mental Health Facilities Improvement Fund
Revenue	5.000%	6/1/25	2,790	3,252
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/25	2,090	2,455
Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,500
Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,470
Ohio Solid Waste Revenue (Republic Services
Inc. Project) PUT	1.450%	9/4/18	6,750	6,751
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	1,440	1,457
Ohio State University General Receipts
Revenue	5.000%	12/1/23	1,100	1,260
Ohio State University General Receipts
Revenue	5.000%	12/1/24	1,015	1,180
Ohio State University General Receipts
Revenue	5.000%	12/1/25	815	960
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/24	1,500	1,721
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	1,500	1,745
3 Ohio Turnpike Commission Turnpike Revenue
TOB VRDO	1.040%	8/7/18	7,000	7,000
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/22	1,520	1,714
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,118
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/19	1,925	2,013
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/20	7,500	8,070
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/21	12,260	13,352

Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,468
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,745
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	5,741
1 Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	1.160%	12/1/20	48,475	48,475
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	1,350	1,470
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/21	1,300	1,434
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/22	3,000	3,346
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/22	2,850	3,214
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,527
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,154
Penta Career Center Ohio COP	5.250%	4/1/24	2,915	3,213
Princeton OH City School District GO	4.000%	12/1/21	1,200	1,280
Princeton OH City School District GO	5.000%	12/1/22	700	786
Princeton OH City School District GO	5.000%	12/1/23	1,350	1,543
Princeton OH City School District GO	5.000%	12/1/25	815	939
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.375%	12/1/18 (Prere.)	1,560	1,580
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/18 (Prere.)	5,750	5,832
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/19	630	641
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	1,135	1,189
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/21	650	697
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/22	1,125	1,230
South-Western City OH School District GO	5.000%	12/1/21	1,020	1,122
South-Western City OH School District GO	5.000%	12/1/23	1,000	1,143
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.000%	12/1/22	735	781
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,090
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,318
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24	955	1,083
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/19 (ETM)	2,805	2,887
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/22	2,480	2,739
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/23	3,000	3,376
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/19	1,810	1,866
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/20	2,550	2,701

Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/21	2,495	2,699
				955,034
Oklahoma (0.3%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,335	2,407
Comanche County OK Hospital Authority
Revenue	5.000%	7/1/19	3,145	3,202
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/23	1,000	1,086
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/24	1,000	1,094
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/21	5,000	5,432
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/22	1,525	1,695
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/23	3,415	3,874
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/21	2,150	2,327
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/22	2,375	2,618
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/23	5,040	5,617
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/21	1,000	1,086
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/18	1,000	1,001
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/19	2,000	2,068
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/20	1,310	1,394
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/21	2,000	2,179
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/22	1,325	1,474
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/23	1,040	1,147
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/24	715	796
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/25	700	786
Tulsa County Industrial Authority Capital
Improvements Revenue	4.000%	12/1/23	3,565	3,882
Tulsa County Industrial Authority Capital
Improvements Revenue	4.000%	12/1/24	3,710	4,068
Tulsa County Industrial Authority Capital
Improvements Revenue	4.000%	12/1/25	3,860	4,246
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/21	825	899
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/22	750	833

Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/23	500	564
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/21	1,470	1,607
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/22	2,120	2,366
4 Tulsa County OK Industrial Authority Housing
Revenue (St. Thomas Square & Worthington
Townhouse Apartment Project) PUT	1.700%	8/1/18	11,500	11,500
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/24	1,000	1,108
				72,356
Oregon (0.3%)
Clackamas County OR Hospital Facilities
Authority Revenue (Willamette View Inc.)	3.000%	11/15/22	2,500	2,511
Clackamas County OR Hospital Facility
Authority Revenue (Mary's Woods at
Marylhurst)	2.600%	11/15/23	3,100	3,103
Clackamas County OR Hospital Facility
Authority Revenue (Mary's Woods at
Marylhurst)	2.800%	5/15/24	575	576
Clackamas County OR School District No. 7J
Lake Oswego GO	5.000%	6/1/23	1,000	1,135
Clackamas County OR School District No. 7J
Lake Oswego GO	5.000%	6/1/24	1,000	1,154
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/19	410	417
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/20	500	516
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/21	350	366
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/22	350	382
Gilliam County OR Solid Waste Disposal
Revenue (Waste Management Inc. Project)
PUT	1.500%	10/1/18	3,000	2,998
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/23	550	626
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/24	800	925
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/25	1,000	1,173
Metro OR GO	5.000%	6/1/23	2,805	3,191
Metro OR GO	5.000%	6/1/25	3,330	3,914
Multnomah and Clackamas Counties OR School
District GO	5.000%	6/15/25	3,125	3,656
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/21	7,000	7,586
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/29	1,500	1,734
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/22	750	831
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/23	675	761
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/19	1,015	1,057

Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/20	1,275	1,367
1 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	1.940%	9/15/18	10,000	10,006
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	4.875%	10/1/25	1,695	1,799
Oregon GO	5.000%	8/1/18	3,215	3,215
Oregon GO	5.000%	8/1/21	1,750	1,914
Oregon GO	5.000%	8/1/24	3,600	4,179
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	2,865	2,979
Portland OR Community College District GO	5.000%	6/15/24	1,125	1,302
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,017
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,254
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	3,000	3,006
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/22	1,470	1,636
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/23	2,525	2,862
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/24	2,575	2,958
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/25	1,210	1,401
Washington Yamhill and Multnomah Counties
OR Hillsboro School District No. 1J GO	5.000%	6/15/23	425	483
Washington Yamhill and Multnomah Counties
OR Hillsboro School District No. 1J GO	5.000%	6/15/24	645	745
Washington Yamhill and Multnomah Counties
OR Hillsboro School District No. 1J GO	4.000%	6/15/25	500	552
				86,287
Pennsylvania (5.8%)
Allegheny County PA GO	5.000%	12/1/18	7,000	7,082
Allegheny County PA GO	5.000%	12/1/19	5,310	5,548
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/22	1,000	1,079
Allegheny County PA Higher Education Building
Authority University Revenue (Robert Morris
University)	3.000%	10/15/22	600	602
Allegheny County PA Higher Education Building
Authority University Revenue (Robert Morris
University)	5.000%	10/15/26	500	559
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/18	1,000	1,007
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	2.300%	2/1/21	4,470	4,495
1,3 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB PUT	1.110%	9/4/18 LOC	10,000	10,000
3 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	1.540%	8/1/18 LOC	12,225	12,225

Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/18 (4)	3,685	3,728
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/20	2,520	2,703
Allentown PA City School District GO	5.000%	2/1/24 (15)	1,160	1,290
Allentown PA City School District GO	5.000%	2/1/25 (15)	955	1,078
Allentown PA City School District TRANS	2.200%	1/2/19	2,625	2,626
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/22	1,875	2,012
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/23	1,000	1,075
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,682
Beaver County PA GO	4.000%	4/15/20 (15)	660	682
Beaver County PA GO	4.000%	4/15/21 (15)	690	723
Beaver County PA GO	4.000%	4/15/22 (15)	725	770
Beaver County PA GO	5.000%	4/15/24 (15)	1,090	1,236
Beaver County PA GO	5.000%	4/15/25 (15)	1,415	1,624
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,370	1,472
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/21	500	543
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/23	1,445	1,625
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/24	1,020	1,158
3 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	1.040%	8/7/18	8,420	8,420
Bethel Park PA School District GO	5.000%	8/1/22	500	556
Bethel Park PA School District GO	5.000%	8/1/23	780	883
1 Bethlehem PA Area School District Authority
Revenue PUT	1.930%	11/1/21	10,140	10,165
1 Bethlehem PA Area School District Authority
Revenue PUT	1.934%	11/1/21	4,895	4,914
Bethlehem PA GO	5.000%	12/1/23 (4)	260	297
Bethlehem PA GO	5.000%	12/1/24 (4)	290	335
Bethlehem PA GO	5.000%	12/1/25 (4)	475	554
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	505
Bethlehem PA Water Authority Revenue	5.000%	11/15/19 (15)	1,165	1,215
Bethlehem PA Water Authority Revenue	5.000%	11/15/20 (15)	1,000	1,068
Bucks County PA GO	5.000%	5/1/21	3,060	3,324
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	6/1/21 (15)	4,510	4,892
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/22 (15)	605	647
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/23 (15)	500	540
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	3.000%	7/1/19	1,460	1,472
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	4.000%	7/1/20	525	543
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	4.000%	7/1/21	575	602

Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/22	1,150	1,258
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/23	1,410	1,563
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/23 (15)	1,705	1,921
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/25	1,000	1,152
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/24	1,000	1,133
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/25	1,030	1,178
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/20	1,015	1,052
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/21	1,070	1,129
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/22	1,120	1,186
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/23	1,180	1,259
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/20 (15)	345	365
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/21 (15)	315	338
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/22 (15)	400	434
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/23 (15)	400	436
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/24 (15)	430	465
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/25 (15)	390	420
Coatesville PA School District GO	5.000%	8/1/22 (4)	1,140	1,250
Coatesville PA School District GO	5.000%	8/1/23 (4)	2,035	2,269
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/19	750	771
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/20	1,125	1,182
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21	1,000	1,073
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22	1,760	1,922
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/23	2,625	2,912
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24	3,000	3,365
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/18	300	300
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	600	620
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	240	248

Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/20	530	563
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/21	700	762
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/21	435	477
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/22	400	444
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/22	400	448
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/23	750	853
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	1,300	1,346
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/20	385	409
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	380	413
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	290	322
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/19	1,745	1,770
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20	7,320	7,654
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	2,410	2,632
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,690
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/19	620	640
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/21	570	618
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/23	500	562
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/24	1,330	1,512
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/25	1,635	1,873
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/26	1,460	1,681
Erie PA Sewer Authority Revenue	0.000%	12/1/25 (15)	2,155	1,715
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	1.420%	8/1/18	10,500	10,500
Harrisburg PA School District GO	5.000%	11/15/24 (4)	2,000	2,267
Harrisburg PA School District GO	5.000%	11/15/25 (4)	5,000	5,720
Hempfield PA School District GO	4.000%	3/15/20 (15)	2,740	2,844
1 Hempfield PA School District GO PUT	1.952%	8/1/19	5,690	5,700
Indiana County PA Industrial Development
Authority Student Housing Revenue BAN	1.450%	9/1/20	6,375	6,260
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	5.000%	11/1/23	510	570
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	5.000%	11/1/24	500	564
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	1.460%	8/1/18 LOC	1,385	1,385

Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/22	2,750	3,065
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/22	915	991
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/23	700	767
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,431
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/18	1,625	1,646
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/20	2,850	3,050
3 Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) TOB VRDO	1.090%	8/7/18	7,430	7,430
Luzerne County PA GO	5.000%	12/15/19 (4)	600	624
Luzerne County PA GO	5.000%	12/15/20 (4)	1,000	1,066
Luzerne County PA GO	5.000%	12/15/21 (4)	1,000	1,089
Luzerne County PA GO	5.000%	12/15/22 (4)	750	832
Luzerne County PA GO	5.000%	12/15/23 (4)	750	841
Luzerne County PA GO	5.000%	12/15/23 (4)	750	841
Luzerne County PA GO	5.000%	12/15/24 (4)	1,500	1,692
Luzerne County PA GO	5.000%	12/15/24 (4)	1,000	1,128
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/19 (4)	500	519
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/20 (4)	1,760	1,863
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/23 (4)	1,000	1,099
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/24 (4)	1,330	1,471
1 Manheim Township PA School District GO	1.643%	5/1/19	700	700
1 Manheim Township PA School District GO	1.693%	5/1/20	750	753
1 Manheim Township PA School District GO	1.743%	5/3/21	1,000	1,006
1 Manheim Township PA School District GO	1.843%	11/1/21	1,100	1,110
1 Manheim Township PA School District GO PUT	1.893%	11/1/21	2,000	2,018
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,641
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/21	700	754
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	1,000	1,019
Montgomery County PA GO	5.000%	4/1/21	1,975	2,141
Montgomery County PA GO	5.000%	4/1/23	2,395	2,715
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19 (ETM)	1,625	1,670
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	1,675	1,720
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/20 (ETM)	2,000	2,118

Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/20	4,410	4,652
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/19	1,535	1,565
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/20	1,515	1,583
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/21	1,550	1,653
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	500	510
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/20	1,265	1,335
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/21	1,320	1,420
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/22	1,380	1,506
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/22	825	914
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/23	1,275	1,438
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/24	1,610	1,839
1 Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University) PUT	1.660%	9/1/23	9,250	9,246
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/20	1,200	1,242
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/21	2,175	2,290
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/22	4,500	4,804
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	4,999
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	7,999
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	18,810	18,806
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	2.000%	12/1/19	735	734
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	3.000%	12/1/21	715	725

Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc.Project)	3.000%	12/1/22	790	802
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	3.000%	1/1/19	295	295
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	3.250%	1/1/20	1,680	1,674
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.000%	7/1/20	720	739
1 North Penn PA Water Authority Revenue	1.812%	11/1/19	1,000	999
1 North Penn PA Water Authority Revenue PUT	1.902%	11/1/19	2,500	2,500
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/21	1,510	1,633
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/22	3,885	4,284
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/23	2,185	2,450
1 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	2.340%	8/15/20	8,125	8,219
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	3.750%	7/1/21	1,005	1,022
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/22	925	994
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/23	985	1,072
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/23	1,380	1,502
Pennsbury PA School District GO	5.000%	1/15/21	1,250	1,344
Pennsbury PA School District GO	5.000%	1/15/22	1,000	1,100
Pennsylvania COP	5.000%	7/1/21	350	377
Pennsylvania COP	5.000%	7/1/23	250	278
Pennsylvania COP	5.000%	7/1/24	300	338
Pennsylvania COP	5.000%	7/1/25	500	565
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	7,900	8,239
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	10,100	10,525
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20	1,650	1,707
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21	2,250	2,416
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22	2,775	3,046

Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/23	5,120	5,812
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/24	7,535	8,671
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.650%	10/1/18	3,750	3,750
Pennsylvania GO	5.000%	10/15/18	10,000	10,075
Pennsylvania GO	5.000%	4/1/19	30,390	31,091
Pennsylvania GO	5.000%	5/1/19	5,000	5,127
Pennsylvania GO	5.000%	6/1/19	15,000	15,417
Pennsylvania GO	5.000%	7/1/19	10,000	10,305
Pennsylvania GO	5.000%	7/1/19	9,900	10,202
Pennsylvania GO	5.000%	3/1/20	26,400	27,723
Pennsylvania GO	5.000%	3/15/20	5,380	5,656
Pennsylvania GO	5.000%	4/1/20	7,450	7,840
Pennsylvania GO	5.000%	6/15/20	21,120	22,353
Pennsylvania GO	5.000%	7/1/20	20,925	22,171
Pennsylvania GO	5.000%	10/15/20	22,345	23,807
Pennsylvania GO	5.000%	3/1/21	27,700	29,736
Pennsylvania GO	5.000%	3/1/22	12,530	13,722
Pennsylvania GO	5.000%	6/1/22 (Prere.)	3,000	3,342
Pennsylvania GO	5.000%	8/1/22	7,500	8,287
2 Pennsylvania GO	4.000%	7/1/23	13,065	14,041
Pennsylvania GO	5.000%	8/15/23	20,000	22,493
Pennsylvania GO	5.000%	9/15/23	4,840	5,450
Pennsylvania GO	5.000%	1/1/24	30,000	33,905
Pennsylvania GO	5.000%	8/1/25	8,150	9,304
Pennsylvania GO	5.000%	9/15/25 (4)	11,000	12,705
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/18	3,490	3,536
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/19	2,490	2,607
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,079
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/19	5,480	5,644
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/23	6,225	7,035
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/23	1,450	1,639
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	4,220	4,835
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	1,535	1,759
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/25	1,625	1,881
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/25	4,510	5,221
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/19 (ETM)	1,190	1,220
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/19	660	675
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/18	700	706

Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/20	2,745	2,939
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/20	4,605	4,930
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	2,120	2,328
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	3,000	3,295
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/22	5,010	5,622
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/19	5,655	5,859
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	5/15/20	8,030	8,493
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/20	1,925	2,052
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/21	3,035	3,312
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/22	750	836
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/23	3,000	3,408
Pennsylvania Higher Educational Facilities
Authority Revenue (York College) PUT	2.250%	4/30/20	2,310	2,326
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/48	13,260	13,991
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	4/1/19	1,330	1,359
Pennsylvania State University Revenue	5.000%	3/1/19 (Prere.)	1,500	1,531
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/19	1,020	1,065
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/22	3,485	3,863
Pennsylvania Turnpike Commission Revenue	3.000%	12/1/18	2,890	2,904
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,277
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,163
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	5,000	5,146
1 Pennsylvania Turnpike Commission Revenue	1.640%	12/1/19	15,000	15,051
1 Pennsylvania Turnpike Commission Revenue	2.090%	12/1/19	20,500	20,694
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,059
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	900	940
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,226
1 Pennsylvania Turnpike Commission Revenue	1.290%	12/1/20	3,750	3,750
1 Pennsylvania Turnpike Commission Revenue	1.820%	12/1/20	25,100	25,340
1 Pennsylvania Turnpike Commission Revenue	2.210%	12/1/20	1,430	1,454

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	1,934
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	350	376
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	29,715	32,181
1 Pennsylvania Turnpike Commission Revenue	1.370%	12/1/21	10,000	10,000
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	415	456
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,250	1,370
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/22	34,945	38,655
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	250	280
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	28,505	32,073
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	7,980	8,979
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	440	495
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	650	742
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	350	397
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	3,470	4,012
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	685	785
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	3,860	4,426
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,155	1,334
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	3,775	4,361
1 Pennsylvania Turnpike Commission Revenue
PUT	1.740%	12/1/18	6,575	6,578
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,278
Philadelphia PA Airport Revenue	5.000%	7/1/19	290	299
Philadelphia PA Airport Revenue	5.000%	7/1/20	750	796
Philadelphia PA Airport Revenue	5.000%	7/1/21	750	814
Philadelphia PA Airport Revenue	5.000%	7/1/22	1,020	1,132
Philadelphia PA Airport Revenue	5.000%	7/1/23	850	961
Philadelphia PA Airport Revenue	5.000%	7/1/24	630	723
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	8,982
Philadelphia PA Authority for Industrial
Development Revenue (Benjamin Franklin
Parkway Project)	5.000%	2/15/23	2,565	2,853
Philadelphia PA Authority for Industrial
Development Revenue (Benjamin Franklin
Parkway Project)	5.000%	2/15/24	2,960	3,337
Philadelphia PA Authority for Industrial
Development Revenue (Benjamin Franklin
Parkway Project)	5.000%	2/15/25	3,165	3,603
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/22	4,470	4,967
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/23	5,415	6,101
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,000	1,023
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,700	1,740
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	750	791
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	3,500	3,692
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	1,060	1,143
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	3,605	3,887

Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	750	827
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	5,680	6,262
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	650	731
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	5,705	6,415
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	3,050	3,381
Philadelphia PA Gas Works Revenue	5.000%	8/1/23	1,015	1,140
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	875	995
Philadelphia PA Gas Works Revenue	5.000%	8/1/25	875	1,004
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	1,300	1,500
Philadelphia PA Gas Works Revenue VRDO	0.930%	8/7/18 LOC	7,000	7,000
Philadelphia PA GO	4.000%	8/1/18	2,050	2,050
Philadelphia PA GO	5.000%	7/15/19	1,435	1,481
Philadelphia PA GO	5.000%	8/1/19	5,150	5,321
Philadelphia PA GO	5.000%	8/1/19 (Prere.)	220	228
Philadelphia PA GO	5.000%	8/1/20	3,625	3,842
Philadelphia PA GO	5.000%	8/1/21	3,500	3,791
Philadelphia PA GO	5.000%	8/1/22	4,810	5,315
Philadelphia PA GO	5.000%	8/1/24 (12)	1,780	1,839
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/19	1,000	1,024
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/21	715	762
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/22	1,000	1,081
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/23	2,000	2,190
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/24	7,195	7,953
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,525
Philadelphia PA School District GO	5.000%	9/1/18	2,795	2,803
Philadelphia PA School District GO	5.125%	9/1/18 (Prere.)	3,325	3,335
Philadelphia PA School District GO	5.000%	9/1/19	700	724
Philadelphia PA School District GO	5.000%	9/1/19	6,215	6,427
Philadelphia PA School District GO	5.000%	9/1/20	6,000	6,371
Philadelphia PA School District GO	5.000%	9/1/20	500	531
Philadelphia PA School District GO	5.000%	9/1/21	8,000	8,659
Philadelphia PA School District GO	5.000%	9/1/21	2,745	2,971
Philadelphia PA School District GO	5.000%	9/1/21	4,500	4,870
Philadelphia PA School District GO	5.000%	9/1/22	4,000	4,395
Philadelphia PA School District GO	5.000%	9/1/22	1,000	1,099
Philadelphia PA School District GO	5.000%	9/1/22	6,345	6,972
Philadelphia PA School District GO	5.000%	9/1/23	6,450	7,169
Philadelphia PA School District GO	5.000%	9/1/23	6,250	6,947
Philadelphia PA School District GO	5.000%	9/1/24	1,285	1,444
Philadelphia PA School District GO	5.000%	9/1/25	1,000	1,134
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,575
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	7,499
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/20	500	535

Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,285	1,396
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,086
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/21	320	350
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/23	350	398
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/25	1,345	1,573
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/19	1,000	1,031
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20	2,000	2,120
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/22	520	582
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/23	5,000	5,685
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,326
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	4.000%	12/15/21	700	742
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/23	500	563
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/24	500	569
Pittsburgh PA GO	5.000%	9/1/18	11,000	11,032
Pittsburgh PA GO	5.000%	9/1/23	350	393
Pittsburgh PA GO	5.000%	9/1/24	520	591
Pittsburgh PA Urban Redevelopment Authority
Revenue (Crawford 123 LP) PUT	2.250%	6/1/20	3,150	3,159
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/19 (4)	2,500	2,591
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/20 (4)	3,385	3,599
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/22 (4)	14,360	15,933
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/23 (4)	15,225	17,185
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/24 (4)	17,180	19,682
1 Pittsburgh PA Water & Sewer Authority
Revenue PUT	2.105%	12/1/20 (4)	50,000	50,124
Pocono Mountain PA School District GO	4.000%	9/1/23 (4)	2,650	2,860
Reading PA School District GO	5.000%	4/1/19	6,230	6,364
Reading PA School District GO	5.000%	3/1/24 (4)	665	750
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/19	700	728
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/20	900	964
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/23	500	568
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/24	1,930	2,219
Scranton PA School District GO	5.000%	6/1/22	2,150	2,311
1 Scranton School District PA GO PUT	2.273%	4/1/21	2,875	2,887
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/21	675	728
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/22	325	358

Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/23	875	983
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/24	700	800
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/25	750	870
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	5,000	5,297
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/20	1,500	1,609
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Philadelphia Project)	4.000%	6/15/20 (15)	1,940	2,016
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Philadelphia Project)	5.000%	6/15/21 (15)	1,345	1,455
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Philadelphia Project)	5.000%	6/15/22 (15)	1,160	1,280
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Philadelphia Project)	5.000%	6/15/23 (15)	2,580	2,893
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/19 (15)	1,725	1,790
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/20 (15)	1,035	1,103
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/21 (15)	2,670	2,913
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/20	2,995	3,160
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/21	1,115	1,202
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/22	1,010	1,111
3 Tower Health Obligated Group TOB VRDO	1.060%	8/7/18	4,435	4,435
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/22 (15)	545	608
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/23 (15)	1,110	1,259
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/24 (15)	720	828
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/25 (15)	1,000	1,164
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/26 (15)	1,000	1,155
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	3/15/19 (Prere.)	1,030	1,056
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	1,000	1,050

3 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	1.050%	8/7/18 LOC	5,770	5,770
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20	2,465	2,620
York County PA School of Technology Authority
Lease Revenue	5.000%	2/15/23 (15)	1,265	1,414
York County PA School of Technology Authority
Lease Revenue	5.000%	2/15/24 (15)	1,000	1,135
York County PA School of Technology Authority
Lease Revenue	5.000%	2/15/25 (15)	500	574
				1,497,846
Puerto Rico (0.2%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.000%	7/1/25 (12)	50	52
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/19 (14)	125	127
Puerto Rico Electric Power Authority Power
Revenue	5.250%	7/1/19 (14)	2,185	2,233
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/20 (14)	4,415	4,568
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/22 (14)	270	272
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/22 (14)	1,505	1,515
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/22 (14)	4,180	4,209
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/23 (4)	110	113
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/23 (14)	700	703
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/23 (14)	1,410	1,417
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/23 (4)	145	153
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/24 (4)	300	309
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	290	292
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	3,420	3,449
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,220	5,471
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	1,805	1,899
Puerto Rico GO	0.000%	7/1/19 (14)	1,815	1,752
Puerto Rico GO	3.875%	7/1/19 (4)	100	100
Puerto Rico GO	5.500%	7/1/19 (14)	260	266
Puerto Rico GO	5.500%	7/1/19 (14)	4,035	4,133
Puerto Rico GO	5.500%	7/1/20 (12)(3)	120	127
Puerto Rico GO	5.500%	7/1/20 (14)	4,165	4,348
Puerto Rico GO	5.500%	7/1/20 (14)	22,695	23,690
Puerto Rico GO	5.250%	7/1/21 (14)	125	127
Puerto Rico GO	5.500%	7/1/21 (14)	1,080	1,139
Puerto Rico GO	4.000%	7/1/22 (4)	65	67
Puerto Rico GO	5.500%	7/1/22 (12)	20	22
Puerto Rico GO	5.250%	7/1/24 (4)	600	643
Puerto Rico GO	5.375%	7/1/25 (4)	125	135
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/19 (14)	200	205
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/19 (4)	200	206

Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/20 (14)	200	209
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/20 (4)	25	26
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/23 (4)	375	414
Puerto Rico Highway & Transportation Authority
Transportation Revenue	5.000%	7/1/23 (12)	15	15
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22 (12)	20	22
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/19 (14)	40	41
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/21 (12)	40	43
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/21 (14)	155	160
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/23 (12)	25	27
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/27 (12)	100	102
				64,801
Rhode Island (0.4%)
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/23	5,485	6,190
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/19	700	714
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/20	1,165	1,226
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/21	1,355	1,456
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/24	2,895	3,315
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/21	200	212
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	400	437
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	405	441
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	200	222
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	510	568
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	450	500
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	300	339
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	450	510

Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	640	724
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	1,030	1,184
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	365	420
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	670	768
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	400	461
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	225	260
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18 (ETM)	1,325	1,329
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/19 (ETM)	1,650	1,710
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/20 (ETM)	1,455	1,551
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21 (ETM)	1,650	1,802
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21	5,625	5,928
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/22	2,500	2,665
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/23	2,700	2,901
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/19	1,500	1,536
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/21	2,330	2,499
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/22	2,510	2,743
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/23	2,220	2,465
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,289
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	2,921

Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/21 (4)	10,470	11,005
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,157
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/22 (4)	11,705	12,440
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/19	10,580	10,864
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/20	3,500	3,690
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/21	2,755	2,968
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/22	2,615	2,866
				97,276
South Carolina (1.3%)
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,012
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,073
Charleston County SC GO	5.000%	11/1/18	7,085	7,149
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	2,000	2,089
Darlington County SC School District GO	5.000%	3/1/24	3,605	4,128
Darlington County SC School District GO	5.000%	3/1/25	3,825	4,445
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/20	600	641
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/21	1,000	1,090
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/22	1,000	1,110
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,357
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/19	500	520
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/20	550	582
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/22	550	600
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/23	1,275	1,410
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/24	650	726
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	2,000	2,128
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	529
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,080
Myrtle Beach SC Tax Increase Revenue (Myrtle
Beach Air Force Base Redevelopment
Project)	5.000%	10/1/21	1,245	1,349
Myrtle Beach SC Tax Increase Revenue (Myrtle
Beach Air Force Base Redevelopment
Project)	5.000%	10/1/22	1,240	1,369
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/22	1,290	1,442

Patriots Energy Group Finance Authority SC
Gas Supply Revenue PUT	4.000%	2/1/24	40,485	42,988
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	7,310	7,788
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	7,960	9,035
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	1,490	1,710
Richland County SC School District No. 2 GO	5.000%	2/1/22	19,280	21,300
Rock Hill SC Utility System Revenue	5.000%	1/1/22	780	852
Rock Hill SC Utility System Revenue	5.000%	1/1/23	1,110	1,240
Rock Hill SC Utility System Revenue	5.000%	1/1/24	1,000	1,137
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/19	1,270	1,326
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/20	3,260	3,496
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/21	2,850	3,125
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/22	3,795	4,238
South Carolina Housing Finance & Development
Authority Mortgage Revenue	4.000%	7/1/47	5,420	5,691
4 South Carolina Housing Finance & Development
Authority Mortgage Revenue	4.500%	7/1/48	9,000	9,719
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/23	1,860	2,078
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/24	1,825	2,069
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18 (ETM)	500	500
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19 (ETM)	1,000	1,034
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20 (ETM)	2,710	2,885
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21 (ETM)	1,000	1,089
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22 (ETM)	1,500	1,617
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23 (ETM)	1,500	1,708
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/18	1,500	1,513
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/19	1,000	1,041
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/20	1,765	1,885
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	1,250	1,300
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	5,280	5,491

South Carolina Public Service Authority
Revenue	5.000%	12/1/20	4,025	4,288
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	39,545	42,130
South Carolina Public Service Authority
Revenue	5.000%	1/1/21	1,255	1,320
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	2,590	2,814
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	2,040	2,216
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	650	706
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,200	1,309
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,715	1,891
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	10,000	11,024
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,120	1,235
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	580	639
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	520	580
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	3,375	3,765
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	245	276
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	4,875	5,487
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	1,750	1,957
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	1,085	1,158
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	8,305	9,356
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	12/1/25	2,000	2,152
3 South Carolina Public Service Authority
Revenue TOB VRDO	1.140%	8/7/18	4,805	4,805
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/19	25,805	26,797
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	4,220	4,515
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/23	4,885	5,567
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/23	7,025	8,006
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/23	1,000	1,129
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/24	750	860
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/25	750	872
York County SC GO	5.000%	4/1/25	3,825	4,375
				324,913

South Dakota (0.1%)
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	4.000%	4/1/20	350	363
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	5.000%	4/1/21	800	862
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	5.000%	4/1/22	375	413
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	5.000%	4/1/23	750	839
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	5.000%	4/1/24	1,100	1,248
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	5.000%	4/1/25	1,000	1,147
South Dakota Building Authority Revenue	5.000%	6/1/20	500	530
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/22	1,285	1,429
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/23	750	848
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/24	1,000	1,143
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/25	500	576
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/20	665	697
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/20	645	690
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/21	500	531
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/21	550	602
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	535	597
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	400	446
South Dakota Housing Development Authority
Homeownership Mortgage Revenue	4.000%	11/1/47	9,980	10,500
				23,461
Tennessee (1.7%)
Chattanooga TN Electric System Revenue	5.000%	9/1/21	2,500	2,740
Chattanooga TN Electric System Revenue	5.000%	9/1/22	2,000	2,242
Clarksville TN Natural Gas Acquisition Corp.
Revenue	5.000%	12/15/19	1,520	1,582
Clarksville TN Natural Gas Acquisition Corp.
Revenue	5.000%	12/15/20	700	747
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.530%	8/1/18 LOC	8,175	8,175
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.530%	8/1/18 LOC	11,840	11,840
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/19	1,575	1,621
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/20	1,500	1,585

Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/21	1,075	1,162
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/22	1,250	1,377
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/23	900	1,008
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/24	3,500	3,918
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/25	2,810	3,130
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/22	3,545	3,898
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,608
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/21	1,145	1,230
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/22	960	1,041
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/23	1,000	1,102
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/23	1,370	1,518
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/24	1,010	1,127
Memphis TN Electric System Revenue	5.000%	12/1/24	760	882
Memphis TN Gas System Revenue	5.000%	12/1/24	665	771
Memphis TN GO	5.000%	6/1/23	6,585	7,477
Memphis TN Water System Revenue	4.000%	12/1/24	860	954
Memphis-Shelby County TN Airport Authority
Revenue	5.000%	7/1/22	5,280	5,707
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	25,130	25,932
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/24	18,905	21,480
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/24	3,945	4,384
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/25	46,420	52,557
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/26	14,485	16,371
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) PUT	1.550%	11/3/20	2,500	2,473
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	6,261
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,062

Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	1.530%	8/1/18 LOC	10,860	10,860
Shelby County TN GO	5.000%	3/1/19	10,275	10,488
Shelby County TN GO	5.000%	4/1/23	1,000	1,134
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/21	1,350	1,459
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/23	1,210	1,361
Sullivan County TN GO	5.000%	5/1/21	2,705	2,932
Sullivan County TN GO	5.000%	5/1/22	2,745	3,045
Sullivan County TN GO	5.000%	5/1/23	2,985	3,380
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	13,075	13,283
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	3,870	4,009
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	6,335	6,620
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	19,005	20,237
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/21	8,535	9,119
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	13,315	14,501
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	2,195	2,387
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,570	1,741
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	5,725	6,325
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	2,830	3,188
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	5/1/23	92,750	98,425
Tennessee GO	5.000%	8/1/18	5,185	5,185
Tennessee GO	5.000%	10/1/18	3,730	3,753
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	1,795	1,863
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	1/1/42	4,725	4,971
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	1/1/45	2,980	3,106
Washington County TN GO	4.000%	6/1/21	2,030	2,151
Washington County TN GO	4.000%	6/1/23	2,000	2,178
				437,663
Texas (11.9%)
Alamo TX Community College District GO	5.000%	8/15/23	5,420	6,173
Alamo TX Community College District GO	5.000%	8/15/24	12,260	14,183
Alamo TX Community College District GO	5.000%	8/15/25	7,900	9,267
4 Aldine TX Independent School District GO	5.000%	2/15/24	200	229
4 Aldine TX Independent School District GO	5.000%	2/15/25	250	291
Alvin TX Independent School District GO	5.000%	2/15/22	1,780	1,963
Alvin TX Independent School District GO PUT	1.400%	8/15/20	12,500	12,386
Arlington TX GO	4.000%	8/15/23	2,925	3,192
Arlington TX GO	5.000%	8/15/24	2,925	3,382

Arlington TX GO	5.000%	8/15/25	2,925	3,425
Arlington TX GO	5.000%	8/15/26	2,920	3,453
Arlington TX Independent School District GO	5.000%	2/15/24	2,615	2,995
Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,638
Arlington TX Special Tax Revenue	3.000%	2/15/20	600	612
Arlington TX Special Tax Revenue	3.000%	2/15/21	750	769
Arlington TX Special Tax Revenue	4.000%	2/15/22	750	798
Arlington TX Special Tax Revenue	4.000%	2/15/23	735	790
Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,601
Arlington TX Special Tax Revenue	5.000%	2/15/25 (4)	1,070	1,234
Arlington TX Special Tax Revenue	5.000%	2/15/26 (4)	1,075	1,234
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/22	500	545
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/22	400	436
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/23	750	830
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/23	755	835
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/24	750	840
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/24	690	773
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/20	1,000	1,066
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/21	1,000	1,085
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/22	1,000	1,106
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/23	200	225
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/24	200	228
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/25	255	294
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	505
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	522
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,010	1,083
Austin TX GO	5.000%	9/1/22	11,720	13,115
Austin TX Independent School District GO	5.000%	8/1/23	1,250	1,421
Austin TX Independent School District GO	5.000%	8/1/24	1,250	1,444
Austin TX Independent School District GO	5.000%	8/1/25	1,750	2,049
Austin TX Independent School District GO	5.000%	8/1/26	3,055	3,615
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19	1,000	1,044
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/20	2,420	2,599
Beaumont TX Independent School District GO	5.000%	2/15/23	3,945	4,443
Beaumont TX Independent School District GO	5.000%	2/15/24	4,150	4,755
Beaumont TX Independent School District GO	5.000%	2/15/25	4,360	5,065
Bedford TX GO	5.000%	2/1/22	2,515	2,771
Bedford TX GO	5.000%	2/1/23	2,635	2,960
Bedford TX GO	5.000%	2/1/24	2,775	3,168
Bedford TX GO	5.000%	2/1/25	2,920	3,376
Bexar County TX GO	5.000%	6/15/21	5,155	5,607
Bexar County TX GO	5.000%	6/15/21	2,930	3,187
Bexar County TX GO	5.000%	6/15/22	6,000	6,674

Bexar County TX GO	5.000%	6/15/22	2,775	3,087
Bexar County TX GO	5.000%	6/15/23	9,220	10,460
Bexar County TX GO	5.000%	6/15/23	4,055	4,601
Bexar County TX Hospital District GO	5.000%	2/15/21	1,875	2,021
Bexar County TX Hospital District GO	5.000%	2/15/22	1,525	1,679
Bexar County TX Hospital District GO	5.000%	2/15/23	1,465	1,645
Bexar County TX Hospital District GO	5.000%	2/15/24	2,000	2,283
Brazosport TX Independent School District GO	5.000%	2/15/25	1,955	2,268
Brownsville TX Independent School District GO	5.000%	2/15/22	2,805	3,095
Brownsville TX Utility System Revenue	5.000%	9/1/20	1,250	1,328
Brownsville TX Utility System Revenue	5.000%	9/1/21	1,000	1,085
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	530	537
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	610	634
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	625	649
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,000	1,049
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	2,295	2,437
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	225	244
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	2,570	2,783
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	4,500	4,957
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	1,170	1,282
Central Texas Regional Mobility Authority
Revenue PUT	5.000%	1/7/21	5,500	5,781
Clear Creek TX Independent School District GO
PUT	1.450%	8/14/20	8,500	8,431
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/22	1,000	1,102
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/23	1,395	1,570
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/24	1,550	1,777
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/25	1,000	1,163
Conroe TX Independent School District GO	5.000%	2/15/21	3,380	3,649
Conroe TX Independent School District GO	5.000%	2/15/22	3,125	3,451
Conroe TX Independent School District GO	5.000%	2/15/23	4,240	4,779
Coppell TX Independent School District GO	5.000%	8/15/22	1,000	1,115
Corpus Christi TX GO	5.000%	3/1/22	4,000	4,407
Corpus Christi TX Independent School District
GO PUT	2.000%	8/15/19	2,750	2,758
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/22	9,890	10,934
Cypress-Fairbanks TX Independent School
District GO PUT	0.900%	8/15/18	7,590	7,589
Cypress-Fairbanks TX Independent School
District GO PUT	2.000%	8/15/18	5,000	5,001
Cypress-Fairbanks TX Independent School
District GO PUT	2.500%	8/15/19	17,000	17,137

Cypress-Fairbanks TX Independent School
District GO PUT	1.400%	8/17/20	5,375	5,317
Cypress-Fairbanks TX Independent School
District GO PUT	1.400%	8/17/20	5,000	4,946
Cypress-Fairbanks TX Independent School
District GO PUT	3.000%	8/17/20	4,850	4,952
Dallas County TX Community College District
GO	5.000%	2/15/25	3,270	3,803
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/21	7,230	7,769
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/22	5,365	5,891
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/23	1,000	1,119
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/21	3,250	3,576
Dallas TX GO	5.000%	2/15/22	6,135	6,778
Dallas TX GO	5.000%	2/15/23 (15)	3,400	3,821
Dallas TX GO	5.000%	2/15/23 (15)	10,875	12,223
Dallas TX Independent School District GO	5.000%	8/15/23	7,275	8,282
Dallas TX Independent School District GO	5.000%	2/15/26	4,000	4,310
Dallas TX Independent School District GO	5.000%	2/15/26	1,075	1,240
Dallas TX Independent School District GO PUT	1.500%	8/15/18	5,000	5,000
Dallas TX Independent School District GO PUT	5.000%	2/15/20	2,500	2,620
Dallas TX Independent School District GO PUT	5.000%	2/15/22 (Prere.)	310	343
Dallas TX Independent School District GO PUT	5.000%	2/15/22	19,690	21,668
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/18	500	504
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,604
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	1,000	1,042
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,604
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,500	2,677
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	1,000	1,071
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	4,045	4,434
Deer Park TX Independent School District GO
PUT	3.000%	10/1/19	8,580	8,707
Denton County TX GO	5.000%	7/15/22	2,000	2,228
Denton County TX GO	5.000%	7/15/23	2,090	2,374
Denton TX GO	5.000%	2/15/22	2,000	2,099
Denton TX Independent School District GO	0.000%	8/15/20	1,195	1,155
Denton TX Independent School District GO	0.000%	8/15/22	5,000	4,620
Denton TX Independent School District GO PUT	2.000%	8/1/18 (Prere.)	800	800
Denton TX Independent School District PUT	2.000%	8/1/18 (Prere.)	1,610	1,610
Denton TX Independent School District PUT	2.000%	8/1/18	715	715
Dickinson TX Independent School District GO
PUT	1.350%	8/1/19	2,750	2,740
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	9,000	9,026
El Paso TX GO	5.000%	8/15/21	5,615	6,128
El Paso TX GO	5.000%	8/15/21	1,935	2,112
El Paso TX GO	5.000%	8/15/22	2,795	3,117

El Paso TX Municipal Drainage Utility System
Revenue	5.000%	3/1/23	1,505	1,699
El Paso TX Municipal Drainage Utility System
Revenue	5.000%	3/1/24	1,690	1,939
El Paso TX Municipal Drainage Utility System
Revenue	5.000%	3/1/25	1,985	2,307
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,848
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,010	1,092
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,106
El Paso TX Water & Sewer Revenue	5.000%	3/1/24	2,500	2,756
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	3,075	3,573
Fort Bend County TX GO	5.000%	3/1/21	2,000	2,161
Fort Bend County TX GO	5.000%	3/1/22	2,500	2,761
Fort Bend County TX GO	5.000%	3/1/23	1,265	1,424
Fort Bend County TX GO	5.000%	3/1/24	2,270	2,601
Fort Bend County TX GO	5.000%	3/1/25	2,775	3,226
Fort Bend County TX Toll Road Revenue	5.000%	3/1/22	200	220
Fort Bend County TX Toll Road Revenue	5.000%	3/1/23	200	223
Fort Bend TX Independent School District GO	5.000%	2/15/21	4,855	5,242
Fort Bend TX Independent School District GO	5.000%	2/15/22	4,270	4,719
Fort Bend TX Independent School District GO	5.000%	8/15/22	1,695	1,894
Fort Bend TX Independent School District GO	5.000%	2/15/23	3,010	3,396
Fort Bend TX Independent School District GO	5.000%	2/15/24	2,735	3,138
Fort Bend TX Independent School District GO	5.000%	2/15/25	2,500	2,911
Fort Bend TX Independent School District GO
PUT	1.350%	8/1/19	3,885	3,869
Fort Bend TX Independent School District GO
PUT	1.350%	8/1/20	2,695	2,662
Fort Bend TX Independent School District GO
PUT	1.500%	8/1/21	5,390	5,295
Fort Worth TX GO	5.000%	3/1/19	3,500	3,572
Fort Worth TX GO	5.000%	3/1/21	10,060	10,860
Fort Worth TX Independent School District GO	5.000%	2/15/22	1,135	1,254
Fort Worth TX Independent School District GO	5.000%	2/15/23	850	959
Fort Worth TX Independent School District GO	5.000%	2/15/24	1,370	1,570
Fort Worth TX Independent School District GO	5.000%	2/15/24	1,270	1,456
Fort Worth TX Independent School District GO	5.000%	2/15/25	1,820	2,113
Fort Worth TX Independent School District GO	5.000%	2/15/26	1,500	1,762
Frisco TX GO	5.000%	2/15/21	8,890	9,583
Frisco TX GO	5.000%	2/15/21	4,295	4,630
Frisco TX GO	5.000%	2/15/22	7,730	8,537
Frisco TX GO	5.000%	2/15/23	4,115	4,640
Frisco TX GO	5.000%	2/15/24	10,000	11,239
Frisco TX Independent School District GO	5.000%	8/15/23	2,000	2,277
Frisco TX Independent School District GO	5.000%	8/15/24	1,535	1,710
Frisco TX Independent School District GO	5.000%	8/15/24	2,850	3,297
Frisco TX Independent School District GO	5.000%	8/15/25	1,900	2,227
Galena Park TX Independent School District GO	5.000%	8/15/24	1,000	1,157
Galena Park TX Independent School District GO	5.000%	8/15/25	1,525	1,788
Galveston County TX GO	4.000%	2/1/21	1,000	1,053
Galveston County TX GO	4.000%	2/1/22	1,110	1,187
Galveston County TX GO	4.000%	2/1/23	785	850
Galveston County TX GO	4.000%	2/1/24	1,000	1,095
Galveston County TX GO	4.000%	2/1/25	1,000	1,102
4 Georgetown TX Independent School District GO
PUT	2.500%	8/1/19	1,500	1,512

Georgetown TX Independent School District GO
PUT	2.000%	8/1/20	12,000	12,231
Goose Creek TX Consolidated Independent
School District GO	5.000%	2/15/24	1,630	1,866
Goose Creek TX Consolidated Independent
School District GO	5.000%	2/15/25	1,325	1,537
Goose Creek TX Consolidated Independent
School District GO PUT	1.180%	8/15/19	5,000	4,973
Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	170,000	188,277
Grand Prairie TX Independent School District
GO	5.000%	2/15/21	1,500	1,619
Grand Prairie TX Independent School District
GO	5.000%	2/15/22	1,000	1,104
Grand Prairie TX Independent School District
GO	5.000%	2/15/23	675	761
Grapevine-Colleyville TX Independent School
District GO PUT	2.000%	8/1/20	3,750	3,771
4 Harlandale TX Independent School District GO
PUT	3.000%	8/15/21	4,500	4,587
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	1.640%	6/1/19	2,250	2,257
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	1.690%	6/1/20	2,000	2,013
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) PUT	1.520%	12/1/19	9,000	9,021
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/19	1,265	1,318
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/20	2,500	2,672
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/21	2,950	3,222
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/22	1,820	2,026
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	1.540%	8/1/18	15,200	15,200
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	1.540%	8/1/18	10,000	10,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/19	2,350	2,439
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/21	4,000	4,367
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/22	2,560	2,851

1 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) PUT	2.258%	6/1/20	32,500	32,767
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/19	1,410	1,443
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/21	760	834
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/22	600	672
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/23	760	867
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/24	1,025	1,187
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,013
Harris County TX Flood Control District Revenue	5.000%	10/1/24	3,295	3,820
Harris County TX Flood Control District Revenue	5.000%	10/1/25	2,555	3,001
Harris County TX GO	5.000%	10/1/18	4,805	4,834
Harris County TX GO	5.000%	10/1/18	2,675	2,691
Harris County TX GO	5.000%	10/1/22	10,025	11,216
Harris County TX GO	5.000%	10/1/22	1,100	1,231
Harris County TX GO	5.000%	10/1/23	8,575	9,616
Harris County TX GO	5.000%	10/1/23	3,950	4,429
Harris County TX GO	5.000%	10/1/23	4,455	5,079
Harris County TX GO	5.000%	10/1/24	9,000	10,058
Harris County TX GO	5.000%	10/1/24	4,080	4,722
Harris County TX GO	5.000%	10/1/24	3,315	3,837
Harris County TX GO	5.000%	10/1/25	1,750	2,053
Harris County TX GO	5.000%	10/1/25	1,140	1,337
Harris County TX GO	5.000%	10/1/26	1,040	1,215
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/18	1,000	1,012
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/19	400	417
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	1.540%	8/1/18	10,000	10,000
Harris County TX Hospital District Revenue	5.000%	2/15/22	1,235	1,356
Harris County TX Hospital District Revenue	5.000%	2/15/23	2,000	2,236
Harris County TX Hospital District Revenue	5.000%	2/15/24	2,250	2,552
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/19 (ETM)	545	568
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/19	1,455	1,517
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/24	1,785	2,068
Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,519
Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	611
Harris County TX Sports Authority Revenue	5.000%	11/15/21	8,115	8,831
Harris County TX Sports Authority Revenue	5.000%	11/15/26 (4)	11,155	12,712
1 Harris County TX Toll Road Revenue	1.720%	8/15/18	4,000	4,001

1 Harris County TX Toll Road Revenue PUT	1.640%	8/15/18	34,250	34,257
Hays County TX GO	5.000%	2/15/20	200	210
Hays County TX GO	5.000%	2/15/21	850	916
Hays County TX GO	5.000%	2/15/21	285	307
Hays County TX GO	5.000%	2/15/23	1,120	1,257
Hays County TX GO	5.000%	2/15/23	840	943
Hays County TX GO	5.000%	2/15/24	1,025	1,168
Hays County TX GO	5.000%	2/15/25	1,225	1,412
4 Houston TX Airport System Revenue	5.000%	7/1/24	2,225	2,567
Houston TX Airport System Revenue	5.000%	7/1/25	3,500	4,091
4 Houston TX Airport System Revenue	5.000%	7/1/25	1,650	1,929
Houston TX Community College System GO	5.000%	2/15/19	2,860	2,915
Houston TX Community College System GO	5.000%	2/15/19	870	887
Houston TX Community College System
Revenue	5.000%	4/15/20	1,000	1,057
Houston TX Community College System
Revenue	5.000%	4/15/22	1,900	2,095
Houston TX Community College System
Revenue	5.000%	4/15/23	2,000	2,245
Houston TX Community College System
Revenue	5.000%	4/15/24	2,880	3,285
Houston TX GO	5.000%	3/1/19	12,195	12,446
Houston TX GO	5.000%	3/1/19	1,135	1,158
Houston TX GO	5.000%	3/1/19 (Prere.)	4,460	4,550
Houston TX GO	5.000%	3/1/19	5,000	5,103
Houston TX GO	5.000%	3/1/20	2,500	2,628
Houston TX GO	5.000%	3/1/21	2,500	2,699
Houston TX GO	5.000%	3/1/22	20,000	22,070
Houston TX GO	5.000%	3/1/22	3,000	3,311
Houston TX GO	5.000%	3/1/23	12,605	14,176
Houston TX GO	5.000%	3/1/23	1,750	1,968
Houston TX GO	5.000%	3/1/24	540	551
Houston TX GO	5.000%	3/1/24	2,315	2,646
Houston TX GO	5.000%	3/1/24	10,000	11,429
Houston TX GO	5.000%	3/1/25	5,000	5,790
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/19	700	724
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/21	1,500	1,630
Houston TX Independent School District GO	5.000%	2/15/19	2,890	2,946
Houston TX Independent School District GO	5.000%	2/15/23	25,055	28,299
Houston TX Independent School District GO	5.000%	2/15/24	20,015	23,000
Houston TX Independent School District GO
PUT	3.000%	6/1/19	23,750	24,007
Houston TX Independent School District GO
PUT	2.200%	6/1/20	6,000	6,035
Houston TX Independent School District GO
PUT	2.400%	6/1/21	3,000	3,025
Houston TX Independent School District GO
PUT	2.400%	6/1/21	3,400	3,428
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,526
Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,131
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	6,342
Houston TX Utility System Revenue	5.000%	11/15/20	3,500	3,753
Houston TX Utility System Revenue	5.000%	5/15/21	5,050	5,477

1,4 Houston TX Utility System Revenue		1.817%	8/1/21	28,400	28,414
	Houston TX Utility System Revenue	5.000%	11/15/21	5,000	5,490
	Houston TX Utility System Revenue	5.000%	11/15/21	5,460	5,995
	Houston TX Utility System Revenue	5.000%	11/15/22	7,125	7,989
	Houston TX Utility System Revenue	5.000%	11/15/22	3,205	3,594
	Houston TX Utility System Revenue	5.000%	11/15/23	7,400	8,448
	Houston TX Utility System Revenue	5.000%	11/15/24	1,895	2,195
1	Houston TX Utility System Revenue PUT	1.840%	5/1/20	29,500	29,721
	Humble TX Independent School District GO	5.000%	2/15/23	2,200	2,484
	Humble TX Independent School District GO	5.500%	2/15/25	1,580	1,885
	Hurst-Euless-Bedford TX Independent School
	District GO	5.000%	8/15/23	1,415	1,606
	Hurst-Euless-Bedford TX Independent School
	District GO	5.000%	8/15/24	1,500	1,732
	Hurst-Euless-Bedford TX Independent School
	District GO	5.000%	8/15/24	1,545	1,784
	Hurst-Euless-Bedford TX Independent School
	District GO	5.000%	8/15/24	1,100	1,270
	Hurst-Euless-Bedford TX Independent School
	District GO	5.000%	8/15/25	4,125	4,816
	Hurst-Euless-Bedford TX Independent School
	District GO	5.000%	8/15/25	1,250	1,461
	Irving TX Hospital Authority Revenue (Baylor
	Medical Center at Irving)	5.000%	10/15/20	250	265
	Irving TX Hospital Authority Revenue (Baylor
	Medical Center at Irving)	5.000%	10/15/21	250	271
	Irving TX Hospital Authority Revenue (Baylor
	Medical Center at Irving)	5.000%	10/15/22	250	275
	Irving TX Hospital Authority Revenue (Baylor
	Medical Center at Irving)	5.000%	10/15/23	350	391
	Irving TX Hospital Authority Revenue (Baylor
	Medical Center at Irving)	5.000%	10/15/24	515	582
	Irving TX Hospital Authority Revenue (Baylor
	Medical Center at Irving)	5.000%	10/15/25	500	571
	Irving TX Independent School District GO	5.000%	2/15/22	3,750	4,142
	Irving TX Independent School District GO	5.000%	2/15/23	2,035	2,295
	Katy TX Independent School District GO	5.000%	2/15/21	2,185	2,360
	Katy TX Independent School District GO	5.000%	2/15/22	2,295	2,537
	Katy TX Independent School District GO	5.000%	2/15/23	1,510	1,704
	Katy TX Independent School District GO	4.000%	2/15/24	410	443
	Katy TX Independent School District GO	4.000%	2/15/25	1,000	1,075
1	Katy TX Independent School District GO PUT	1.938%	8/15/19	14,470	14,487
	Keller TX Independent School District GO	5.000%	8/15/22	3,010	3,363
	Kerrville TX Health Facilities Development Corp.
	Hospital Revenue (Peterson Regional Medical
	Center Project)	5.000%	8/15/21	800	858
	Kerrville TX Health Facilities Development Corp.
	Hospital Revenue (Peterson Regional Medical
	Center Project)	5.000%	8/15/22	1,000	1,091
	Kerrville TX Health Facilities Development Corp.
	Hospital Revenue (Peterson Regional Medical
	Center Project)	5.000%	8/15/23	255	282
	Kerrville TX Health Facilities Development Corp.
	Hospital Revenue (Peterson Regional Medical
	Center Project)	5.000%	8/15/24	340	379
	Klein TX Independent School District GO	5.000%	8/1/21	8,550	9,329
	Klein TX Independent School District GO	5.000%	8/1/22	5,000	5,576

Lake Travis TX Independent School District GO	5.000%	2/15/24	400	458
Lake Travis TX Independent School District GO	5.000%	2/15/25	1,535	1,781
Lake Travis TX Independent School District
Revenue GO PUT	2.625%	2/15/22	5,000	5,084
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/19	2,705	2,757
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/21	2,340	2,526
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/22	2,500	2,762
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	3,135	3,449
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	2,000	2,330
Leander TX Independent School District GO	0.000%	8/16/20	2,675	2,575
Leander TX Independent School District GO	0.000%	8/16/21	5,395	5,067
Leander TX Independent School District GO	0.000%	8/16/22	9,615	8,848
Leander TX Independent School District GO	5.000%	8/15/23	500	569
Leander TX Independent School District GO	0.000%	8/16/23	8,500	7,579
Leander TX Independent School District GO	5.000%	8/15/24	850	982
Leander TX Independent School District GO	5.000%	8/15/27	5,280	6,210
Lewisville TX Independent School District GO	4.000%	8/15/20	1,000	1,047
Lewisville TX Independent School District GO	4.000%	8/15/21	2,240	2,380
Lewisville TX Independent School District GO	5.000%	8/15/21	12,700	13,884
Lewisville TX Independent School District GO	5.000%	8/15/22	2,605	2,907
Lewisville TX Independent School District GO	5.000%	8/15/22	7,500	8,377
Lone Star College System Texas GO	5.000%	2/15/22	6,000	6,620
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	875	970
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	1,380	1,457
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	1,440	1,626
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/20	1,000	1,057
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/21	1,255	1,361
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/22	6,080	6,742
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/22	7,645	8,263
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/22	2,075	2,300
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/23	2,310	2,609
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	1,020	1,169
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	3,000	3,438
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/25	1,100	1,277

Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/25	4,200	4,786
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/26	5,000	5,672
3 Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.) TOB VRDO	1.060%	8/7/18	7,970	7,970
Lubbock TX GO	5.000%	2/15/21	1,755	1,892
Lubbock TX GO	5.000%	2/15/21	850	916
Lubbock TX GO	5.000%	2/15/22	645	711
Lubbock TX GO	5.000%	2/15/22	1,610	1,774
Lubbock TX GO	5.000%	2/15/23	720	810
Lubbock TX GO	5.000%	2/15/23	1,780	2,002
Magnolia TX Independent School District GO	5.000%	8/15/21	1,505	1,643
Magnolia TX Independent School District GO	5.000%	8/15/22	1,580	1,762
Magnolia TX Independent School District GO	5.000%	8/15/23	510	580
Mansfield TX Independent School District GO	4.000%	2/15/24	2,540	2,777
Mansfield TX Independent School District GO	4.000%	2/15/25	4,910	5,401
Mansfield TX Independent School District GO
PUT	2.500%	8/1/21	4,125	4,183
Marshall TX Independent School District GO	5.000%	2/15/23	2,185	2,465
McAllen TX Independent School District GO	4.000%	2/15/25	3,330	3,580
McAllen TX Independent School District GO	4.000%	2/15/26	3,010	3,220
McAllen TX Independent School District GO	4.000%	2/15/27	4,440	4,730
McAllen TX Independent School District GO	4.000%	2/15/28	2,885	3,066
4 Midlothian TX Independent School District GO
PUT	2.500%	8/1/20	5,500	5,567
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	1.650%	10/1/18	10,725	10,726
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/23	250	278
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/24	500	561
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/25	750	847
New Caney TX Independent School District GO	3.000%	8/15/21	7,500	7,706
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/24	2,750	3,175
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/25	2,535	2,963
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	4.000%	11/1/20	350	363
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/22	500	548
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/23	775	859
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/24	625	698

New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/20	180	185
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/21	310	322
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/22	215	225
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/23	2,665	2,378
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/24	2,000	1,784
Newark TX Cultural Education Facilities Finance
Corp. Revenue	5.000%	11/15/22	1,000	1,114
Newark TX Cultural Education Facilities Finance
Corp. Revenue	5.000%	11/15/23	1,000	1,133
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/19	1,900	1,964
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center ofDallas Project)	5.000%	8/15/18	750	751
North East TX Independent School District GO	5.000%	2/1/22	6,985	7,709
North East TX Independent School District GO
PUT	1.420%	8/1/21	7,090	6,981
North East TX Independent School District GO
PUT	2.375%	8/1/22	5,000	5,029
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/23	755	832
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/23	900	989
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/24	1,090	1,218
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/24	1,285	1,429
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/25	1,200	1,355
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System Revenue	5.000%	6/1/23	785	889
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System Revenue	5.000%	6/1/25	1,450	1,690
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,059
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,234
North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,000	4,188
North Texas Tollway Authority System Revenue	5.000%	1/1/20	700	733
North Texas Tollway Authority System Revenue	5.000%	1/1/21	11,395	12,244
North Texas Tollway Authority System Revenue	5.000%	1/1/21	3,640	3,911
North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,000	4,298
North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,072
North Texas Tollway Authority System Revenue	5.000%	1/1/22	11,005	12,104
North Texas Tollway Authority System Revenue	5.000%	1/1/22	6,165	6,781
North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,500	2,750
North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,500	1,645
North Texas Tollway Authority System Revenue	5.000%	1/1/23	6,630	7,436

North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,000	1,118
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,730	3,062
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,640	2,952
North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,540	5,086
North Texas Tollway Authority System Revenue	5.000%	1/1/24	3,520	3,921
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,100	1,247
North Texas Tollway Authority System Revenue	5.000%	1/1/25	4,045	4,512
North Texas Tollway Authority System Revenue	5.000%	1/1/25	4,210	4,681
North Texas Tollway Authority System Revenue	5.000%	1/1/26	920	1,053
North Texas Tollway Authority System Revenue	5.000%	1/1/26	2,985	3,388
North Texas Tollway Authority System Revenue	5.000%	1/1/26	2,950	3,279
1 North Texas Tollway Authority System Revenue
PUT	1.740%	1/1/19	15,000	15,002
1 North Texas Tollway Authority System Revenue
PUT	1.610%	1/1/20	33,940	33,974
3 North Texas Tollway Authority System Revenue
TOB VRDO	1.140%	8/7/18	2,600	2,600
3 North Texas Tollway Authority System Revenue
TOB VRDO	1.170%	8/7/18	5,675	5,675
3 North Texas Tollway Authority System Revenue
TOB VRDO	1.170%	8/7/18	3,450	3,450
Northside Independent School District GO	2.750%	8/1/23	15,840	16,167
Northside Independent School District GO	5.000%	8/15/24	760	880
Northside Independent School District GO	5.000%	8/15/25	1,155	1,352
Northside Independent School District Texas
GO	5.000%	8/15/23	1,000	1,140
Northside Independent School District Texas
GO	5.000%	8/15/24	1,955	2,264
Northside Independent School District Texas
GO	5.000%	8/15/25	1,000	1,171
Northside Independent School District Texas
GO	4.000%	8/15/26	3,000	3,326
Northside Independent School District Texas
GO PUT	1.450%	6/1/20	15,200	15,091
Northside Independent School District Texas
GO PUT	2.125%	8/1/20	7,325	7,334
Northside Independent School District Texas
GO PUT	1.750%	6/1/22	13,100	12,843
Northside Independent School District TX GO	5.000%	2/15/25	3,520	4,033
Odessa TX Junior College District GO	5.000%	8/15/23	500	565
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/19	1,735	1,809
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/21	1,000	1,089
Pearland TX GO	5.000%	3/1/19	155	158
Pearland TX GO	4.000%	3/1/20	330	342
Pearland TX GO	5.000%	3/1/21	600	646
Pearland TX GO	5.000%	3/1/22	720	792
Pearland TX GO	5.000%	3/1/23	440	494
Pearland TX GO	5.000%	3/1/24	820	935
Pearland TX GO	5.000%	3/1/25	685	791
Pearland TX GO	5.000%	3/1/26	590	690
Pearland TX Independent School District GO	5.000%	2/15/24	800	917
Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/19	220	228

Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/20	315	336
Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/21	240	262
Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/22	160	179
Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/23	370	420
Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/24	690	795
Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/25	960	1,120
Pearland TX Waterworks & Sewer System
Revenue	5.000%	9/1/26	950	1,116
Port Authority of Houston TX GO	5.000%	10/1/20	3,110	3,324
Port Authority of Houston TX GO	5.000%	10/1/21	8,900	9,746
Port Authority of Houston TX GO	5.000%	10/1/22	2,700	3,021
Prosper TX Independent School District GO	5.000%	2/15/21	1,190	1,284
Prosper TX Independent School District GO	5.000%	2/15/22	1,315	1,451
Prosper TX Independent School District GO	5.000%	2/15/23	400	451
Richardson TX Independent School District GO	5.000%	2/15/22	2,500	2,760
Richardson TX Independent School District GO	5.000%	2/15/23	3,000	3,381
Rockwall TX GO	5.000%	8/1/21	800	872
Rockwall TX GO	5.000%	8/1/22	2,780	3,094
Rockwall TX GO	5.000%	8/1/23	1,635	1,854
Rockwall TX Independent School District GO	5.000%	2/15/25	1,500	1,743
Round Rock TX Independent School District GO	5.000%	8/1/21	3,095	3,376
Round Rock TX Independent School District GO	5.000%	8/1/22	1,000	1,115
Round Rock TX Independent School District GO	5.000%	8/1/23	2,000	2,273
Round Rock TX Independent School District GO	5.000%	8/1/23	3,700	4,210
Round Rock TX Independent School District GO	5.000%	8/1/24	4,000	4,621
Round Rock TX Independent School District GO	5.000%	8/1/25	1,675	1,960
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	5,120	5,611
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	335	374
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/18	2,250	2,261
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	1,000	1,033
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	5,450	5,880
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	12,000	12,946
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	4,000	4,415
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/18	10,165	10,178
San Antonio TX Electric & Gas Systems
Revenue PUT	3.000%	12/1/20	20,000	20,471
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/21	7,125	7,082
San Antonio TX GO	5.000%	8/1/18	1,000	1,000
San Antonio TX GO	5.000%	2/1/21	3,550	3,830
San Antonio TX GO	5.000%	2/1/22	3,000	3,313
San Antonio TX GO	4.000%	2/1/27	1,250	1,328
San Antonio TX GO	4.000%	2/1/28	9,000	9,542

San Antonio TX Independent School District GO	5.000%	8/15/22	1,330	1,485
San Antonio TX Independent School District GO
PUT	2.000%	8/1/18	7,015	7,015
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,312
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,587
San Antonio TX Water Revenue	5.000%	5/15/21	1,000	1,086
San Antonio TX Water Revenue	5.000%	5/15/22	1,800	1,999
San Antonio TX Water Revenue	5.000%	5/15/24	575	663
San Antonio TX Water Revenue	5.000%	5/15/25	650	759
San Antonio TX Water Revenue PUT	2.000%	11/1/21	40,000	39,762
San Antonio TX Water Revenue PUT	2.000%	11/1/22	12,250	12,126
Schertz-Cibolo-Universal City TX Independent
School District GO	5.000%	2/1/23	3,830	4,311
Sheldon TX Independent School District	5.000%	2/15/25	3,015	3,502
Socorro TX Independent School District GO	5.000%	8/15/23	1,255	1,425
Socorro TX Independent School District GO	5.000%	8/15/24	1,495	1,726
Socorro TX Independent School District GO	5.000%	8/15/25	600	702
Southside Independent School District Texas
GO	5.000%	8/15/23	300	340
Southside Independent School District Texas
GO	5.000%	8/15/24	250	288
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/20	3,000	3,205
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/21	2,500	2,730
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	3,900	4,349
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/23	700	795
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/24	500	577
Spring Branch TX Independent School District
GO	5.000%	2/1/22	5,000	5,518
Stephen F Austin TX State University Revenue	5.000%	10/15/23	1,250	1,418
Sugar Land TX GO	3.000%	2/15/21	400	412
Sugar Land TX GO	5.000%	2/15/22	250	276
Sugar Land TX GO	5.000%	2/15/23	370	416
Sugar Land TX GO	5.000%	2/15/24	500	572
Sugar Land TX GO	5.000%	2/15/25	500	579
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Hendrick
Medical Center)	5.000%	9/1/21	1,200	1,301
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/19	2,225	2,313
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/20	1,865	1,991
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/21	2,400	2,624

Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20	1,520	1,617
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckner Senior Living Inc.)	3.875%	11/15/22	2,750	2,751
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/21	1,000	1,081
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/22	1,375	1,520
Texas A&M University Revenue	5.000%	5/15/24	4,730	5,460
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	4,425	4,809
Texas GO	5.000%	10/1/18	4,650	4,678
Texas GO	5.000%	10/1/18	7,500	7,546
Texas GO	5.000%	10/1/19	8,000	8,323
Texas GO	5.000%	10/1/20	10,000	10,694
Texas GO	5.000%	4/1/21	3,490	3,777
Texas GO	5.000%	10/1/21	5,950	6,521
Texas GO	5.000%	10/1/21	19,000	20,824
Texas GO	5.000%	4/1/23	11,995	13,305
4 Texas GO	5.000%	8/1/24	1,000	1,089
Texas GO	5.000%	4/1/25	4,040	4,713
4 Texas GO	5.000%	8/1/25	950	1,032
4 Texas GO	5.000%	8/1/25	2,825	3,255
Texas GO	5.000%	10/1/26	3,535	4,083
Texas GO VRDO	1.000%	8/7/18	48,250	48,250
Texas GO VRDO	1.100%	8/7/18	13,000	13,000
Texas GO VRDO	1.100%	8/7/18	10,000	10,000
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/18	3,565	3,609
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/19	5,000	5,205
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	6,495	6,781
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	6,000	6,397
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	3,750	4,021
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	2,125	2,314
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	1,000	1,109
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	3,415	3,866
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	805	920
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/25	1,520	1,755
Texas Municipal Power Agency Revenue	5.000%	9/1/22	500	534
Texas Municipal Power Agency Revenue	5.000%	9/1/23	810	864
Texas Municipal Power Agency Revenue	5.000%	9/1/24	420	448
Texas Municipal Power Agency Revenue	5.000%	9/1/25	450	480
Texas Public Finance Authority Revenue
(Midwestern State University)	5.000%	12/1/20	1,000	1,069
Texas Public Finance Authority Revenue
(Midwestern State University)	5.000%	12/1/21	1,250	1,366

Texas Public Finance Authority Revenue
(Midwestern State University)	5.000%	12/1/22	675	751
Texas Public Finance Authority Revenue
(Midwestern State University)	5.000%	12/1/23	1,720	1,946
Texas State University System Financing
System Revenue	5.000%	3/15/21	2,250	2,431
Texas State University System Financing
System Revenue	5.000%	3/15/22	1,845	2,039
Texas State University System Financing
System Revenue	5.000%	3/15/23	2,290	2,584
Texas State University System Financing
System Revenue	5.000%	3/15/24	1,890	2,165
Texas Tech University System Financing
System Revenue	5.000%	8/15/18	3,065	3,069
Texas Tech University System Financing
System Revenue	5.000%	8/15/19	3,040	3,148
Texas Tech University System Financing
System Revenue	5.000%	8/15/20	5,000	5,331
Texas TRAN	4.000%	8/30/18	243,435	243,971
Texas Transportation Commission GO	5.000%	10/1/21	15,000	16,440
Texas Transportation Commission GO	5.000%	10/1/22	16,900	18,923
Texas Transportation Commission GO	5.000%	10/1/24	9,295	10,776
1 Texas Transportation Commission GO PUT	1.320%	10/1/18	80,000	80,014
Texas Transportation Commission Revenue	5.000%	10/1/19	24,000	24,968
Texas Transportation Commission Revenue	5.000%	10/1/21	10,000	10,960
Texas Transportation Commission Revenue	5.000%	10/1/21	37,020	40,575
Texas Transportation Commission Revenue	5.000%	10/1/22	5,000	5,598
Texas Transportation Commission Revenue	5.000%	10/1/23	4,420	5,046
Texas Transportation Commission Revenue	5.000%	10/1/24	4,785	5,544
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	19,525	20,518
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	8,365	7,600
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (ETM)	1,920	1,761
Texas Water Development Board Revenue	5.000%	4/15/22	4,810	5,339
Texas Water Development Board Revenue	5.000%	8/1/22	4,100	4,579
Texas Water Development Board Revenue	5.000%	10/15/22	3,480	3,905
Texas Water Development Board Revenue	5.000%	8/1/23	3,900	4,442
Texas Water Development Board Revenue	5.000%	4/15/24	3,200	3,689
Texas Water Development Board Revenue	5.000%	8/1/24	4,000	4,631
Texas Water Development Board Revenue	5.000%	10/15/24	2,050	2,381
Texas Water Development Board Revenue	5.000%	4/15/25	4,485	5,242
Texas Water Development Board Revenue	5.000%	8/1/25	5,900	6,924
Tomball TX Independent School District GO	5.000%	2/15/25	5,000	5,802
Tomball TX Independent School District GO
PUT	1.100%	8/15/19	4,500	4,473
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/23	1,030	1,170
Trinity River Authority of Texas Revenue
(Tarrant County Water Project)	5.000%	2/1/23	2,375	2,673
University of Houston Texas Revenue	5.000%	2/15/21	4,405	4,744
University of Houston Texas Revenue	5.000%	2/15/23	6,880	7,748
University of North Texas Revenue	5.000%	4/15/20 (ETM)	325	343
University of North Texas Revenue	5.000%	4/15/20	2,180	2,300
University of North Texas Revenue	5.000%	4/15/21	1,750	1,897
University of North Texas Revenue	5.000%	4/15/22	1,000	1,108

University of North Texas Revenue	5.000%	4/15/23	1,250	1,414
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	1,250	1,363
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	4,175	4,551
University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	2,820	3,145
University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	1,500	1,673
University of Texas Permanent University Fund
Revenue	5.000%	7/1/23	2,820	3,211
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	4,525	4,531
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	5,000	5,177
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	9,255	9,583
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	11,860	12,980
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	2,000	2,189
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	5,000	5,472
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	16,525	18,499
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	2,500	2,799
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	17,495	19,988
Waller TX Independent School District GO	5.000%	2/15/22	1,095	1,208
West Travis County TX Public Utility Agency
Revenue	3.000%	8/15/21 (15)	200	205
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/22 (15)	275	304
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/23 (15)	950	1,070
				3,103,898
Utah (0.2%)
Central UT Water Conservancy District Revenue	5.000%	10/1/23	1,250	1,428
Central UT Water Conservancy District Revenue	5.000%	10/1/24	1,000	1,159
Central UT Water Conservancy District Revenue	5.000%	10/1/25	1,000	1,177
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/19	2,360	2,435
University of Utah Revenue	5.000%	8/1/21	600	656
University of Utah Revenue	5.000%	8/1/22	1,150	1,286
University of Utah Revenue	5.000%	8/1/23	625	713
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	5.000%	4/1/21	5,300	5,712
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	8/1/24	21,000	23,784
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	585	636
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	788
				39,774

Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/21	360	394
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/22	650	725
Vermont Municipal Bond Bank Revenue	5.000%	10/1/23	1,000	1,141
Vermont Municipal Bond Bank Revenue	5.000%	10/1/24	2,445	2,830
				5,090
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20	1,000	1,043
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21	2,000	2,114
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22	2,000	2,134
				5,291
Virginia (1.7%)
Arlington County VA GO	4.000%	8/1/25	7,780	8,470
Arlington County VA GO	4.000%	8/1/26	13,670	14,835
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/20	2,500	2,677
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/21	6,185	6,795
Fairfax County VA GO	4.000%	10/1/21	6,525	6,973
Fairfax County VA GO	3.000%	10/1/22	9,555	9,978
Fairfax County VA GO	5.000%	10/1/25	10,215	11,625
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	5.000%	5/15/19 (Prere.)	1,000	1,027
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	5.000%	5/15/23	14,500	16,334
Halifax County VA Industrial Development
Authority Revenue (Virginia Electric & Power
Co.) PUT	2.150%	9/1/20	10,000	10,004
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/21	440	457
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/22	530	555
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/23	825	869
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/24	1,015	1,073
Loudoun County VA GO	5.000%	12/1/18	3,435	3,477
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.750%	5/16/19	10,000	9,994
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/23	1,250	1,392

Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/24	1,040	1,175
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/25	1,425	1,626
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/26	1,420	1,633
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/21	2,800	2,902
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/22	2,900	3,016
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/23	3,070	3,191
Norfolk VA GO	5.000%	10/1/22	2,535	2,843
Norfolk VA GO	5.000%	10/1/23	360	412
Peninsula VA Ports Authority Coal Terminal
Revenue PUT	1.550%	10/1/19	1,875	1,870
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/19	5,015	5,169
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/20	1,460	1,548
University of Virginia Revenue	5.000%	6/1/20	500	530
University of Virginia Revenue	5.000%	6/1/21	2,660	2,897
University of Virginia Revenue	5.000%	8/1/21	33,000	36,098
4 Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/20	140	148
4 Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/21	250	271
4 Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/23	400	447
4 Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/25	750	854
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/24	11,670	13,399
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/19	425	434
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/20	275	286
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,000	1,058

Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,140	1,206
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/22	970	1,041
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	10,990	12,039
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	18,585	20,359
Virginia Commonwealth Transportation Board
GAN	5.000%	9/15/20	3,130	3,348
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/19	1,750	1,789
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/19	8,525	8,761
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	1,605	1,667
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	4,000	4,430
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22	1,000	1,112
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22	3,865	4,329
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/23	2,685	3,035
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	2,500	2,836
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/23	1,800	2,054
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	5,000	5,771
Virginia GO	5.000%	6/1/28	7,455	8,726
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	4,725	4,725
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,530	8,825
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	4,965	5,137
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	17,870	18,489
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19 (Prere.)	11,350	11,742
Virginia Public Building Authority Revenue	5.000%	8/1/24	6,280	7,267
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	16,782
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	21,772
Virginia Public School Authority Revenue	5.000%	8/1/21	36,405	39,800
Virginia Public School Authority Revenue	5.000%	8/1/23	3,000	3,340
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	5,392
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	3,642
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	1.875%	6/1/20	8,000	7,963

York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	1.875%	5/16/19	5,000	5,002
				430,723
Washington (1.9%)
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,102
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,270
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	1,170	1,244
Energy Northwest Washington Electric Revenue
(Project No. 1)	4.000%	7/1/24	4,500	4,949
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/24	3,175	3,667
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/24	11,010	12,717
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/25	11,060	12,959
1 Everett WA GO PUT	1.340%	12/1/19	3,545	3,549
Grant County WA Public Utility District No. 2
Electric System Revenue	5.000%	1/1/23	525	588
Grant County WA Public Utility District No. 2
Electric System Revenue	5.000%	1/1/24	255	290
Grant County WA Public Utility District No. 2
Electric System Revenue	5.000%	1/1/25	235	271
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,612
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,684
King County WA School District No. 216 GO	4.000%	12/1/18	1,250	1,261
King County WA School District No. 216 GO	4.000%	12/1/19	1,360	1,404
King County WA School District No. 216 GO	5.000%	12/1/20	2,085	2,239
King County WA School District No. 216 GO	5.000%	12/1/21	2,265	2,491
King County WA School District No. 414 GO	5.000%	12/1/22	4,040	4,547
King County WA School District No. 414 GO	5.000%	12/1/22	160	180
King County WA School District No. 414 GO	5.000%	12/1/23	400	459
King County WA School District No. 414 GO	5.000%	12/1/24	385	448
King County WA School District No. 414 GO	5.000%	12/1/25	520	613
King County WA Sewer Revenue	5.000%	1/1/19	12,835	13,027
King County WA Sewer Revenue	5.000%	7/1/22	5,330	5,948
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	4.000%	12/1/20	510	536
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	4.000%	12/1/21	575	614
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	5.000%	12/1/22	355	399
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	5.000%	12/1/23	270	309
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	5.000%	12/1/24	335	388
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,408
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,070
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,095
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	16,685	18,154
Pierce County WA School District No. 402 GO	4.000%	12/1/22	1,000	1,080
Pierce County WA School District No. 402 GO	5.000%	12/1/23	780	891

Pierce County WA School District No. 402 GO	5.000%	12/1/24	500	578
Pierce County WA School District No. 402 GO	5.000%	12/1/25	1,000	1,171
Port of Seattle WA Revenue	5.000%	3/1/22	1,270	1,401
Seattle WA GO	5.000%	5/1/19	8,385	8,607
Seattle WA GO	5.000%	6/1/22	15,755	17,569
Seattle WA Municipal Light & Power Revenue	5.000%	5/1/25	5,000	5,860
Seattle WA Municipal Light & Power Revenue	5.000%	9/1/25	2,810	3,307
1 Seattle WA Municipal Light & Power Revenue
PUT	1.620%	11/1/18	6,750	6,754
1 Seattle WA Municipal Light & Power Revenue
PUT	1.620%	11/1/18	8,250	8,254
Seattle WA Water System Revenue	5.000%	5/1/23	4,800	5,447
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/18	400	403
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/20	1,705	1,768
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/22	1,340	1,415
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/23	1,915	2,029
Snohomish County WA GO	4.000%	12/1/25	3,220	3,470
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/20	1,000	1,076
Snohomish County WA School District No. 4
(Lake Stevens) GO	5.000%	12/1/21	735	807
Snohomish County WA School District No. 4
(Lake Stevens) GO	5.000%	12/1/22	700	785
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	10,319
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	43,967
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	44,935
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/25	1,100	1,258
Washington Economic Development Finance
AuthorityLease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/19	850	875
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	14,315
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	9,821
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	3,540	3,948
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	4,775	5,326
Washington GO	0.000%	7/1/19 (14)(ETM)	4,155	4,094
Washington GO	5.000%	7/1/19	19,770	20,401
Washington GO	5.000%	7/1/19	14,580	15,045
Washington GO	5.000%	7/1/20	9,070	9,642
Washington GO	5.000%	8/1/20	10,000	10,656
Washington GO	5.000%	7/1/21	11,000	11,678
Washington GO	5.000%	8/1/23	5,000	5,702
Washington GO	5.000%	2/1/24	1,575	1,811
Washington GO	5.000%	8/1/24	13,645	15,822
Washington GO	5.000%	8/1/25	5,000	5,871
Washington GO	4.000%	7/1/26	28,260	29,972
Washington GO	4.000%	7/1/27	15,000	15,891
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/20	875	918

Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/21	1,000	1,071
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/22	1,965	2,143
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/19	850	871
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/19	1,000	1,035
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,044
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,469
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,061
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/23	705	799
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/24	1,365	1,570
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/25	670	780
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/20	1,010	1,081
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/21	1,020	1,117
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/18	700	704
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,039
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	1,830	2,037
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,370
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/19	600	612
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	1,105	1,160
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	840
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	807
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/25	2,210	2,506
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	4.875%	1/1/22	400	400
Washington Housing Finance Commission
Revenue (Horizon House Project)	5.000%	1/1/20	480	498
Washington Housing Finance Commission
Revenue (Horizon House Project)	5.000%	1/1/21	1,000	1,060
Washington Housing Finance Commission
Revenue (Horizon House Project)	5.000%	1/1/22	540	582
Washington Housing Finance Commission
Revenue (Horizon House Project)	5.000%	1/1/24	605	669
Washington State University General Revenue	5.000%	4/1/21	1,300	1,405

Washington State University General Revenue	5.000%	4/1/22	1,450	1,603
				494,764
West Virginia (0.3%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	5,997
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/23	5,000	5,690
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/24	6,575	7,589
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/25	3,465	4,051
West Virginia Economic Development Authority
Pollution Control Revenue (American Electric
Power Co.Inc.)	3.250%	5/1/19	10,000	10,014
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	8,000	7,992
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	5,000	5,002
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	5,000	5,002
West Virginia GO	5.000%	6/1/22	11,010	12,269
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/23	700	789
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/24	1,000	1,145
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/25	1,150	1,332
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/23	2,235	2,530
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/24	2,350	2,705
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/25	2,465	2,873
West Virginia University Revenue	5.000%	10/1/18	1,300	1,308
1 West Virginia University Revenue PUT	1.470%	10/1/19	3,500	3,501
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21	750	818
				80,607
Wisconsin (1.1%)
Milwaukee WI GO	5.000%	4/1/22	3,715	4,117
Milwaukee WI GO	4.000%	3/15/25	3,000	3,315
Milwaukee WI Sewerage System Revenue	5.000%	6/1/21	3,440	3,741
Milwaukee WI Sewerage System Revenue	5.000%	6/1/23	3,800	4,319
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/20	660	694
Wisconsin Clean Water Revenue	5.000%	6/1/22 (ETM)	5,500	6,105
Wisconsin GO	5.000%	11/1/18	11,000	11,100
Wisconsin GO	5.000%	5/1/19	5,000	5,132
Wisconsin GO	5.000%	5/1/19 (ETM)	2,285	2,344
Wisconsin GO	5.000%	5/1/19	2,715	2,787

Wisconsin GO	5.000%	11/1/19	3,100	3,234
Wisconsin GO	5.000%	11/1/20	7,400	7,945
Wisconsin GO	5.000%	5/1/22 (Prere.)	135	150
Wisconsin GO	5.000%	5/1/24	7,920	8,956
Wisconsin GO	5.000%	5/1/24	8,910	9,860
Wisconsin GO	5.000%	5/1/25	18,615	21,015
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/18	850	859
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/20	820	879
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20 (Prere.)	1,330	1,405
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/24	1,000	1,131
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/26	1,000	1,151
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/20	34,460	36,391
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,196
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/23	13,000	14,066
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/23	525	601
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/24	950	1,089
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/25	725	840
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/22	1,000	1,102
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/23	1,000	1,123
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/24	1,050	1,198
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/18	1,000	1,001
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/18	750	758
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/19	1,500	1,537
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/19	1,500	1,564
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/20	5,335	5,677

Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/20	2,275	2,438
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/21	2,485	2,724
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/21	630	689
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/22	350	390
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/23	325	367
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/20	1,840	1,927
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/21	1,990	2,134
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/22	2,100	2,296
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/23	2,130	2,368
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (Prere.)	3,740	3,745
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (ETM)	730	731
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/18	500	506
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/21	1,470	1,603
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/24	970	1,106
Wisconsin Health and Educational Facilities
Authority (Aurora Health Care, Inc.) CP	1.320%	8/1/18 LOC	19,470	19,470
Wisconsin Housing & Economic Development
Authority Revenue PUT	1.950%	5/1/20	3,750	3,740
Wisconsin Housing & Economic Development
Authority Revenue PUT	5.000%	6/1/23	20,000	21,996
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/19	2,130	2,184
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/20	4,685	4,948
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/21	4,830	5,209
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/21	2,070	2,232
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/22	3,085	3,393
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/22	2,125	2,337
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/23	1,275	1,427

Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/24	3,225	3,658
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/25	910	1,043
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/20	900	947
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/21	900	967
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/22	1,375	1,509
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/23	1,400	1,569
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	325	333
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/23	815	913
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/24	2,555	2,885
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/25	4,485	5,099
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/26	3,210	3,653
				280,918
Wyoming (0.3%)
Lincoln County WY Pollution Control Revenue
(ExxonMobil Project) VRDO	1.480%	8/1/18	53,800	53,800
Sublette County WY Pollution Control Revenue
(ExxonMobil Project) VRDO	1.480%	8/1/18	31,600	31,600
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/22 (15)	350	381
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/23 (15)	200	222
				86,003
Total Tax-Exempt Municipal Bonds (Cost $25,603,176)				25,529,221
			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
6 Vanguard Municipal Cash Management Fund
(Cost $278,974)	1.062%		2,789,762	279,004
Total Investments (99.3%) (Cost $25,882,150)				25,808,225
Other Assets and Liabilities-Net (0.7%)				179,516
Net Assets (100%)				25,987,741

* 5.000% Coupon Rate will be effective August 2021
1 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
2 Securities with a value of $4,951,000 have been segregated as initial margin for open futures contracts.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate value of these securities was $659,038,000, representing 2.5% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2018.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).

Limited-Term Tax-Exempt Fund

(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)		Appreciation
	Expiration	Contracts	Notional Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	710	150,076	(89)
10-Year U.S. Treasury Note	September 2018	1,143	136,499	126
Ultra 10-Year U.S. Treasury Note	September 2018	806	102,450	137
5-Year U.S. Treasury Note	September 2018	182	20,589	(4)
				170
Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2018	(194)	(30,440)	27
				197

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Limited-Term Tax-Exempt Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	25,529,221	—
Temporary Cash Investments	279,004	—	—
Futures Contracts—Assets[1]	294	—	—
Futures Contracts—Liabilities[1]	(120)	—	—
Total	279,178	25,529,221	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At July 31, 2018, the cost of investment securities for tax purposes was $25,882,890,000. Net unrealized depreciation of investment securities for tax purposes was $74,665,000, consisting of unrealized gains of $69,391,000 on securities that had risen in value since their purchase and $144,056,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.9%)
Alabama (1.3%)
Alabama GO	4.000%	11/1/29	5,950	6,405
Alabama GO	4.000%	11/1/30	6,195	6,608
Alabama GO	4.000%	11/1/31	6,445	6,839
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	10,960	11,844
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/42	3,325	3,585
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/20 (Prere.)	5,000	5,448
Auburn University Alabama General Fee
Revenue	5.000%	6/1/42	8,455	9,180
Birmingham AL GO	5.000%	3/1/27	2,500	2,791
Birmingham AL GO	5.000%	3/1/37	2,500	2,741
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/32	7,145	8,223
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	5,000	5,663
Huntsville AL GO	5.000%	5/1/26	325	351
Huntsville AL GO	5.000%	5/1/32	3,190	3,755
Jefferson County AL Board of Education GO	5.000%	2/1/46	3,000	3,341
1 Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	10,922
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,075
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	12,021
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	18,200
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,197
Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/24	15,000	15,952
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/46	7,040	7,907
University of South Alabama University Facilities
Revenue	5.000%	10/1/29 (15)	1,000	1,161
University of South Alabama University Facilities
Revenue	5.000%	10/1/30 (15)	1,000	1,157
University of South Alabama University Facilities
Revenue	5.000%	10/1/31 (15)	1,000	1,152
University of South Alabama University Facilities
Revenue	5.000%	10/1/32 (15)	750	862
University of South Alabama University Facilities
Revenue	5.000%	10/1/33 (15)	1,365	1,562
				159,942
Alaska (0.2%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	6,620	7,577
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/28	3,995	4,543

Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,000	6,519
				18,639
Arizona (1.0%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/37	1,000	1,128
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/42	3,200	3,670
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/43	3,000	3,438
Arizona Industrial Development Authority
Revenue (Eastern Michigan University
Parking Project)	5.000%	5/1/43	1,200	1,331
Arizona Industrial Development Authority
Revenue (Eastern Michigan University
Parking Project)	5.000%	5/1/48	1,100	1,215
Arizona Industrial Development Authority
Revenue (Eastern Michigan University
Parking Project)	5.000%	5/1/51	1,100	1,207
Buckeye AZ Excise Tax Revenue	5.000%	7/1/35	4,480	5,041
Buckeye AZ Excise Tax Revenue	5.000%	7/1/43	11,690	12,986
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	4.000%	1/1/41	7,000	7,216
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,773
Mesa AZ Utility System Revenue	4.000%	7/1/31	7,275	7,795
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/31	3,080	3,684
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/32	3,000	3,573
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/33	2,135	2,533
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/34	2,000	2,365
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/35	2,085	2,458
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/36	3,025	3,555
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/37	3,350	3,911
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/38	3,440	4,010
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/37	3,750	4,132
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/42	3,000	3,290
Pinal County AZ Electric District Revenue	4.000%	7/1/32	1,000	1,050
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/33	6,010	7,092
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/34	10,010	11,776
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/35	10,000	11,728

Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	552
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,542
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	820	953
				120,004
Arkansas (0.1%)
Springdale AR Sales and Use Revenue	5.000%	4/1/33 (15)	1,895	2,102
Springdale AR Sales and Use Revenue	5.000%	4/1/34 (15)	2,360	2,613
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/31	2,170	2,469
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/32	2,855	3,245
				10,429
California (14.8%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	3,045
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/31 (14)	8,450	5,222
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/33 (14)	12,000	6,711
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/29	8,300	9,598
Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	13,062
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	2,060	2,362
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/32	10,330	11,154
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	5,615	6,222
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	8,000	9,011
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	30	35
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,377
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/40	5,000	5,681
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	10/1/49	5,000	5,665
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/36	3,000	3,414
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	14,000	15,769
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	1,050	1,363
California GO	6.500%	4/1/19 (Prere.)	22,475	23,258
California GO	5.625%	4/1/26	21,900	22,509
California GO	4.000%	9/1/28	7,000	7,641
California GO	5.000%	10/1/29	5,000	5,759
California GO	5.000%	10/1/30	12,600	14,482
California GO	5.000%	9/1/31	15,025	17,673
California GO	6.000%	3/1/33	4,000	4,275
California GO	6.500%	4/1/33	19,025	19,647
California GO	4.000%	8/1/33	5,000	5,346
California GO	5.000%	8/1/33	16,075	18,756
California GO	5.000%	8/1/34	5,000	5,784

California GO	4.000%	11/1/34	20,000	21,404
California GO	5.000%	8/1/35	1,170	1,358
California GO	5.000%	9/1/35	13,220	15,362
California GO	5.000%	10/1/35	2,190	2,528
California GO	4.000%	11/1/35	11,435	12,152
California GO	6.000%	11/1/35	10,000	10,547
California GO	5.000%	9/1/36	3,250	3,597
California GO	5.000%	9/1/41	5,000	5,446
California GO	5.000%	9/1/42	11,360	12,534
California GO	5.000%	2/1/43	5,500	6,086
California GO	5.000%	4/1/43	1,000	1,110
California GO	5.000%	11/1/43	5,000	5,616
California GO	5.000%	12/1/43	8,250	9,282
California GO	5.000%	8/1/45	7,280	8,306
California GO	4.000%	8/1/46	5,000	5,201
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	5,500	5,752
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	4,500	4,691
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/42	7,000	7,762
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/47	5,000	5,524
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/42	1,115	1,261
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/47	1,555	1,752
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/44	10,000	10,312
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/36	5,000	5,187
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,233
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	8,312
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	6,000	6,529
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/20 (Prere.)	15,000	16,361
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	3,500	4,070
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	11/15/42	2,600	2,685
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	29,100	32,599
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	11/15/48	5,000	5,113
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/48	5,000	5,688
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/48	7,800	8,873
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,800	15,210
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/31	2,075	2,401

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
ObligatedGroup)	5.000%	2/1/30	1,855	2,127
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	4.000%	7/1/47	10,000	10,052
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/47	5,000	5,442
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/36	2,235	2,454
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/20 (Prere.)	5,000	5,424
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/41 (15)	5,000	5,597
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/19 (Prere.)	10,000	10,332
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/28	4,000	4,385
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/30	4,205	4,692
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	1,320	1,526
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/32	7,280	8,320
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	14,705	16,114
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,532
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	8,600	8,855
California State University Systemwide Revenue	5.000%	11/1/29	3,750	4,433
California State University Systemwide Revenue	5.000%	11/1/34	2,000	2,353
California State University Systemwide Revenue	5.000%	11/1/36	6,000	6,997
California State University Systemwide Revenue	5.000%	11/1/37	5,000	5,814
California State University Systemwide Revenue	5.000%	11/1/38	2,000	2,298
California State University Systemwide Revenue	5.000%	11/1/41	15,950	18,306
California State University Systemwide Revenue	5.000%	11/1/43	3,190	3,618
California State University Systemwide Revenue	5.000%	11/1/45	1,000	1,140
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	6,200	6,838
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	4.000%	7/1/48	4,000	4,052
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	26,421
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	14,220	15,631
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,186
Centinela Valley CA Union High School District
GO	4.000%	8/1/41 (15)	5,645	5,884
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	4,175	4,774
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/42	4,940	5,156

Chabot-Las Positas CA Community College
District GO	4.000%	8/1/47	4,500	4,672
Chaffey CA Union High School District GO	5.250%	8/1/47	3,000	3,518
Charter Oak CA Unified School District GO	5.000%	8/1/40 (4)	5,270	5,913
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31 (4)	1,050	1,184
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/33 (4)	3,130	3,520
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/34 (4)	1,100	1,233
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/35 (4)	865	965
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	10,340
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/34	2,840	3,109
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,290
Coast CA Community College District GO	4.000%	8/1/30	4,500	4,878
Coast CA Community College District GO	4.000%	8/1/32	7,205	7,675
Contra Costa CA Community College District
GO	4.000%	8/1/29	5,725	6,052
Corona-Norco CA Unified School District GO	5.000%	8/1/44	6,625	7,474
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/29	1,705	1,884
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/32	1,500	1,653
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/45	5,000	5,796
El Camino CA Community College District GO	4.000%	8/1/41	7,000	7,312
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,672
Escondido CA GO	5.000%	9/1/32	3,855	4,485
Foothill-De Anza CA Community College District
GO	4.000%	8/1/34	2,185	2,347
Foothill-De Anza CA Community College District
GO	4.000%	8/1/35	2,000	2,141
Foothill-De Anza CA Community College District
GO	5.000%	8/1/36	1,645	1,877
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	10,000	11,320
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/29 (4)	1,155	1,343
Fresno CA Unified School District GO	4.000%	8/1/43	7,000	7,223
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	3,000	3,328
Gilroy CA Unified School District GO	4.000%	8/1/46	2,000	2,064
Glendale CA Community College District GO	5.000%	8/1/37	1,710	2,000
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,647
Grossmont CA Union High School District GO	4.000%	8/1/29	1,775	1,936
Grossmont CA Union High School District GO	4.000%	8/1/30	1,750	1,892
Grossmont-Cuyamaca CA Community College
District GO	4.000%	8/1/47	2,000	2,075
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/20 (Prere.)	2,225	2,456
Jefferson CA Union High School District GO	5.000%	8/1/29 (15)	2,210	2,537
Jefferson CA Union High School District GO	5.000%	8/1/31 (15)	3,265	3,714
Kern County CA GO	6.000%	2/1/19 (Prere.)	2,500	2,559

Long Beach CA Harbor Revenue	5.000%	5/15/37	4,365	5,016
Long Beach CA Harbor Revenue	5.000%	5/15/42	1,500	1,703
2 Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	10,463
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	10,613
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,555	1,781
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,500	2,850
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,498
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	3,500	3,849
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	9,000	9,897
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	5,200	5,916
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/36	4,560	4,775
Los Angeles CA Unified School District GO	5.000%	7/1/29	10,000	12,236
Los Angeles CA Unified School District GO	4.000%	7/1/33	6,000	6,380
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,360
Los Angeles CA Unified School District GO	5.000%	7/1/34	11,190	13,286
Los Angeles CA Unified School District GO	5.000%	7/1/34	5,205	6,180
Los Angeles CA Unified School District GO	5.000%	7/1/35	500	592
Los Angeles CA Unified School District GO	5.000%	7/1/36	9,470	11,175
Los Angeles CA Unified School District GO	5.000%	7/1/36	500	590
Los Angeles CA Unified School District GO	5.000%	7/1/37	10,000	11,773
Los Angeles CA Unified School District GO	5.000%	7/1/37	3,565	4,197
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	6,145	6,367
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,935	5,117
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	2,085	2,458
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	2,000	2,341
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	1,735	2,031
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	4,090	4,773
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	4,815	5,606
Los Angeles County CA Facilities Inc. Lease
Revenue	4.000%	12/1/48	7,600	7,847
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/38	10,000	11,682
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/29	4,140	4,827
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/30	4,685	5,429
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/31	7,180	8,301
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/32	6,465	7,452
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	2,335	2,490
Marin CA Healthcare District GO	4.000%	8/1/40	7,825	8,140
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/40	1,745	2,010

Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	10,930	11,961
Monterey Peninsula CA Unified School District
GO	4.000%	8/1/41	5,000	5,184
Monterey Peninsula CA Unified School District
GO	4.000%	8/1/45	2,000	2,058
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,025	2,909
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	3,999
Oakland CA GO	5.000%	1/15/35	4,025	4,605
Oakland CA Unified School District GO	5.000%	8/1/29 (4)	1,540	1,802
Oakland CA Unified School District GO	5.000%	8/1/30 (4)	1,000	1,167
Orange County CA Water District Revenue	4.000%	8/15/37	1,770	1,861
Orange County CA Water District Revenue	4.000%	8/15/41	2,500	2,618
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	2,300
3 Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	12,333
Poway CA Unified School District GO	0.000%	8/1/46	9,600	2,947
Poway CA Unified School District GO	0.000%	8/1/51	20,000	4,891
Riverside CA Community College District GO	5.000%	8/1/29	5,820	6,781
Riverside CA Community College District GO	5.000%	8/1/30	5,555	6,461
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/33 (4)	4,345	4,573
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/34 (4)	4,000	4,197
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	9,420	10,871
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	8,330	9,654
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	10,000	11,547
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	2,500	919
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/44	3,000	3,313
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	1,000	1,102
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/28 (14)	15,815	11,051
Sacramento CA Unified School District GO	5.000%	8/1/27 (4)	1,310	1,530
Sacramento CA Unified School District GO	5.000%	8/1/28 (4)	2,000	2,328
Sacramento CA Unified School District GO	5.000%	8/1/29 (4)	1,240	1,438
San Bernardino CA Community College District
GO	4.000%	8/1/27	10,000	10,788
San Bernardino CA Community College District
GO	5.000%	8/1/48	3,750	4,208
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	15,458
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	5,770	6,446
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/37	4,740	5,490
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/38	3,000	3,468
San Diego CA Unified School District GO	4.000%	7/1/31	13,000	14,216
San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,454
San Diego CA Unified School District GO	0.000%	7/1/35	3,605	1,911
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	6,869

San Diego CA Unified School District GO	4.000%	7/1/45	24,000	25,031
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	5,450	6,010
San Dieguito CA Union High School District GO	4.000%	8/1/32	4,960	5,265
San Dieguito CA Union High School District GO	4.000%	8/1/33	1,820	1,925
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/37	1,125	1,265
San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,294
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	390	426
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	1,650	1,788
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	2,000	2,225
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/47	10,000	11,396
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	8,835	10,530
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	7,660	8,972
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	7,500	8,798
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	7,500	8,773
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	8,585	9,898
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/40	2,290	2,592
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/41	2,885	3,264
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/42	2,105	2,379
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	3,670	4,145
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/44	3,850	4,344
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/45	2,565	2,889
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	7,556
San Jose CA Airport Revenue	5.000%	3/1/47	9,500	10,805
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/43 (15)	5,140	5,614
San Mateo CA Union High School District GO	4.000%	9/1/31	6,240	6,672
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,317
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,317
San Ramon Valley CA Unified School District
GO	4.000%	8/1/29	3,495	3,735
San Ramon Valley CA Unified School District
GO	4.000%	8/1/31	1,855	1,998
San Ramon Valley CA Unified School District
GO	4.000%	8/1/33	2,200	2,327
Santa Clara CA Unified School District GO	4.000%	7/1/41	10,000	10,455
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/41	1,750	1,997

Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/46	2,050	2,332
Santa Rosa CA High School District GO	5.000%	8/1/43 (4)	3,265	3,739
Southwestern California Community College
District GO	5.000%	8/1/44	7,800	8,794
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,173
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,522
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/37	9,700	10,061
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/41	15,000	16,946
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/44	6,755	6,923
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/47	2,425	2,727
University of California Revenue	4.000%	5/15/35	5,000	5,280
University of California Revenue	5.000%	5/15/35	10,000	11,686
University of California Revenue	5.250%	5/15/37	3,000	3,454
University of California Revenue	5.000%	5/15/38	20,000	22,385
University of California Revenue	5.250%	5/15/38	10,000	11,507
University of California Revenue	5.250%	5/15/42	6,750	7,909
University of California Revenue	5.000%	5/15/43	5,000	5,810
University of California Revenue	5.000%	5/15/44	4,000	4,503
University of California Revenue	5.000%	5/15/46	4,000	4,537
University of California Revenue	4.000%	5/15/47	9,000	9,241
University of California Revenue	5.000%	5/15/48	25,250	29,203
University of California Revenue	5.000%	5/15/58	15,000	17,063
Ventura County CA Community College District
GO	5.500%	8/1/18 (Prere.)	12,000	12,000
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	12,000	12,550
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/31	5,110	5,991
Walnut Valley CA Unified School District GO	4.000%	8/1/29	1,000	1,084
Walnut Valley CA Unified School District GO	4.000%	8/1/30	2,000	2,156
Walnut Valley CA Unified School District GO	4.000%	8/1/31	2,000	2,147
Washington Township CA Health Care District
GO	5.500%	8/1/38	5,125	5,964
West Contra Costa CA Unified School District
GO	5.000%	8/1/45	8,000	9,084
West Contra Costa CA Unified School District
GO	5.000%	8/1/45	4,250	4,826
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	5,365	5,536
Western Placer CA Unified School District GO	4.000%	8/1/47 (15)	5,000	5,145
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	10,500	11,364
				1,760,855
Colorado (1.4%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/31	8,000	9,338
Adams & Weld County CO School District No.
27J GO	4.000%	12/1/30	1,050	1,126
Adams & Weld County CO School District No.
27J GO	4.000%	12/1/31	1,515	1,620
Colorado Board of Governors State University
Enterprise System Revenue	5.000%	3/1/41	2,000	2,270

Colorado Educational & Cultural Facilities
Authority Revenue (Stargate Charter School)	5.000%	12/1/38	1,000	1,111
Colorado Educational & Cultural Facilities
Authority Revenue (Stargate Charter School)	4.000%	12/1/48	2,500	2,452
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	5.000%	3/1/40	3,500	3,958
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	5.000%	3/1/43	4,750	5,360
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	5.000%	3/1/47	7,000	7,877
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,208
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,131
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,338
Colorado Springs CO Utility System Revenue	5.000%	11/15/47	6,000	6,887
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,390
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	8,880
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	20,775	18,312
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	7,911
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	6,520	4,217
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/31	4,470	4,766
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	5,000	5,238
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	15,015	15,712
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/36	4,440	5,102
University of Colorado COP	4.000%	11/1/30	12,675	13,380
University of Colorado Enterprise System
Revenue	4.000%	6/1/34	4,280	4,567
University of Colorado Enterprise System
Revenue	4.000%	6/1/38	10,000	10,498
University of Colorado Enterprise System
Revenue	4.000%	6/1/39	5,500	5,764
				165,413
Connecticut (0.4%)
Connecticut GO	5.000%	4/15/26	5,000	5,364
Connecticut GO	5.000%	10/15/26	4,140	4,475
Connecticut GO	5.000%	11/1/26	3,000	3,199
Connecticut GO	5.000%	4/15/28	5,000	5,719
Connecticut GO	5.000%	10/15/31	1,850	1,978
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/32	2,680	2,761
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	1,755	1,818
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/31	7,500	8,190
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/33	7,000	7,647

Hartford County CT Metropolitan District GO	5.000%	7/15/33	1,045	1,207
Hartford County CT Metropolitan District GO	5.000%	7/15/36	1,750	1,997
				44,355
Delaware (0.2%)
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	4.000%	7/1/40	4,000	4,139
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	4.000%	7/1/43	5,000	5,163
Delaware Transportation Authority
Transportation System Revenue	5.000%	6/1/55	8,940	9,771
University of Delaware Revenue	5.000%	11/1/32	1,990	2,224
University of Delaware Revenue	5.000%	11/1/33	1,000	1,115
				22,412
District of Columbia (0.9%)
District of Columbia GO	5.000%	6/1/26	7,395	8,625
District of Columbia GO	5.000%	6/1/27	2,000	2,320
District of Columbia GO	5.000%	6/1/28	2,750	3,179
District of Columbia GO	4.000%	6/1/34	8,000	8,451
District of Columbia GO	5.000%	6/1/38	10,015	11,215
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/33	9,235	10,356
District of Columbia Revenue (Catholic
University of America)	5.000%	10/1/47	7,000	7,765
District of Columbia Revenue (Georgetown
University)	5.500%	10/1/18 (Prere.)	5,000	5,033
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/29	3,560	4,057
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/30	3,025	3,436
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/34	5,795	6,634
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/36	7,945	9,049
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	10,000	10,978
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	7,931
Washington Convention & Sports Authority
Revenue	5.000%	10/1/30	5,000	5,862
				104,891
Florida (5.0%)
Alachua County FL Health Facilities Authority
Revenue (East Ridge Retirement Village)	6.250%	11/15/44	4,250	4,489
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/44	10,075	10,873
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	7.000%	4/1/19 (Prere.)	7,000	7,258
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,563
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	15,710
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,092
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/20 (Prere.)	17,500	18,830
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19 (Prere.)	5,000	5,242
Collier County FL Special Obligation Revenue	5.000%	7/1/20 (Prere.)	3,000	3,189

Deerfield Beach FL Capital Improvement
Revenue	5.250%	12/1/41	5,550	6,565
Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	10,062
Florida Board of Education Lottery Revenue	5.000%	7/1/27	16,780	19,775
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/33	15,995	17,067
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	2,000	2,109
Florida Municipal Power Agency Revenue	5.000%	10/1/31	910	916
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,048
Gainesville FL Utilities System Revenue	5.000%	10/1/33	6,000	7,023
Gainesville FL Utilities System Revenue	5.000%	10/1/36	7,575	8,787
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/19 (Prere.)	10	11
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	4,990	5,243
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	13,020	14,082
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	1,920	1,967
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,643
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/35	2,000	2,092
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	4,513
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/35	1,440	1,641
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/36	1,000	1,136
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,194
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	2,500	2,732
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/45	6,940	7,279
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,281
Miami Beach FL Parking Revenue	5.000%	9/1/31 (15)	1,635	1,858
Miami Beach FL Parking Revenue	5.000%	9/1/40 (15)	1,850	2,062
Miami Beach FL Resort Tax Revenue	5.000%	9/1/31	1,000	1,140
Miami Beach FL Stormwater Revenue	5.000%	9/1/47	5,000	5,439
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35	4,830	5,080
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	10,000	10,445
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37	6,000	6,267
Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,010	2,129
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	3,000	3,194
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	3,000	3,194
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	4,720	4,940
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	2,000	2,126

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	5,200	5,567
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	9,000	9,372
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/41	20,480	23,054
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Nicklaus
Children's Hospital)	5.000%	8/1/36	885	992
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	10,000	10,155
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/35	3,320	3,730
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/36	3,775	4,229
Miami-Dade County FL Public Facilities
Revenue (Public Health Trust)	5.000%	6/1/37	12,485	13,957
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	5,860
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,578
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	10,000	10,974
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,550	2,777
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/32	11,860	12,527
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	7,575	8,280
North Brevard County FL Hospital District
Revenue	5.000%	1/1/42	4,575	4,912
North Brevard County FL Hospital District
Revenue	5.000%	1/1/48	13,555	14,488
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	1,425	1,435
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	575	579
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,511
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,090	2,262
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	6,584
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/47	7,500	8,128
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32	1,500	1,669
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/36 (4)	2,250	2,534
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/38 (4)	2,335	2,619
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,979
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	6,225
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,125	2,296
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	25,000	25,173
Port St. Lucie FL Revenue	6.250%	9/1/18 (Prere.)	10,000	10,040

Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	1,810	1,815
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	190	191
Putnam County FL Development Authority
Revenue (Seminole Electric Cooperative Inc.)	5.000%	3/15/42	12,000	13,454
Sarasota County FL Health Facilities Authority
Revenue (Sunnyside Village Project)	5.000%	5/15/48	3,550	3,883
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	10,000	10,346
Sarasota County FL School Board COP	5.375%	7/1/19 (Prere.)	3,000	3,105
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/47	16,035	18,003
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/20 (Prere.)	5,000	5,415
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/19 (Prere.)	2,000	2,123
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.250%	7/1/44	3,000	3,237
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	3,535	3,559
Tallahassee FL Energy System Revenue	5.000%	10/1/30	3,350	3,872
Tallahassee FL Energy System Revenue	5.000%	10/1/31	2,610	3,002
Tallahassee FL Energy System Revenue	5.000%	10/1/32	2,250	2,582
Tallahassee FL Energy System Revenue	5.000%	10/1/33	5,265	6,023
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	6,860	7,347
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,103
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,872
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/29	2,050	2,256
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,091
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/48	4,500	5,097
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	1,750	1,959
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	1,600	1,791
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	1,525	1,707
West Palm Beach FL Revenue	5.000%	10/1/37	10,655	12,031
West Palm Beach FL Revenue	5.000%	10/1/40	11,000	12,387
				598,023
Georgia (2.1%)
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,854
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,458
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	2,999
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,453
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,538
Atlanta GA Development Authority Revenue	5.250%	7/1/40	2,500	2,845
Atlanta GA Development Authority Revenue	5.250%	7/1/44	5,500	6,245

Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,000	5,639
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	4.000%	7/1/32	3,275	3,403
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/42	7,425	8,216
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/47	6,510	7,162
Dalton GA Combined Utilities Revenue	4.000%	3/1/34	750	785
Dalton GA Combined Utilities Revenue	4.000%	3/1/35	1,000	1,044
Dalton GA Combined Utilities Revenue	4.000%	3/1/36	1,430	1,488
Dalton GA Combined Utilities Revenue	4.000%	3/1/37	1,615	1,677
Dalton GA Combined Utilities Revenue	4.000%	3/1/38	2,000	2,073
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/26 (14)	10,555	11,674
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,060	3,341
Fayette County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/46	15,000	16,456
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/31	1,865	1,947
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	4.000%	2/15/42	5,000	5,018
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/45	5,000	5,507
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.500%	8/15/54	10,000	11,448
Georgia GO	5.000%	7/1/21 (Prere.)	2,000	2,181
Georgia GO	5.000%	2/1/29	6,500	7,743
Georgia GO	5.000%	2/1/30	11,420	13,555
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/30	4,265	4,684
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/39	7,000	7,635
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/43	3,000	3,284
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/47	3,420	3,728
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,556
Henry County GA School District GO	4.000%	8/1/30	5,000	5,435
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	3,405	3,519
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/19 (Prere.)	4,500	4,651
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	17,513
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/36	12,000	13,734
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/37	15,835	18,087
Municipal Electric Authority Georgia Revenue	5.500%	1/1/26	1,820	1,825
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,528

Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,555
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	4.000%	1/1/34	5,000	5,171
				244,654
Guam (0.1%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/31	2,950	3,234
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/32	1,165	1,219
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/33	1,315	1,468
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/34	1,500	1,670
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/35	1,040	1,155
Guam Power Authority Revenue	5.000%	10/1/38	1,350	1,467
Guam Power Authority Revenue	5.000%	10/1/40	2,375	2,570
				12,783
Hawaii (1.4%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.500%	7/1/38	4,360	4,865
Hawaii GO	4.000%	10/1/27	3,720	4,066
Hawaii GO	5.000%	10/1/29	20,660	24,513
Hawaii GO	5.000%	1/1/30	3,000	3,567
Hawaii GO	4.000%	4/1/30	7,500	8,052
Hawaii GO	4.000%	10/1/30	15,460	16,583
Hawaii GO	4.000%	4/1/31	7,500	8,026
Hawaii GO	4.000%	10/1/31	6,640	7,122
Hawaii GO	5.000%	1/1/33	3,125	3,668
Hawaii GO	4.000%	10/1/33	3,750	3,958
Hawaii GO	5.000%	1/1/35	7,650	8,924
Hawaii GO	5.000%	1/1/37	18,700	21,697
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,332
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,344
Honolulu HI City & County GO	5.000%	10/1/32	6,840	7,882
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	9,610	10,343
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/40	10,000	11,294
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/42	7,500	7,768
University of Hawaii Revenue	6.000%	10/1/19 (Prere.)	2,500	2,629
				165,633
Idaho (0.2%)
Idaho Health Facilities Authority Revenue
(Kootenai Health Project)	4.750%	7/1/44	6,630	6,889
4 Idaho Health Facilities Authority Revenue (St.
Lukes Health System Project)	5.000%	3/1/36	4,200	4,708
4 Idaho Health Facilities Authority Revenue (St.
Lukes Health System Project)	5.000%	3/1/37	3,060	3,419
2 Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.250%	12/1/18 (Prere.)	6,000	6,096

Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/47	1,250	1,412
				22,524
Illinois (7.2%)
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,895	6,446
Chicago IL Board of Education GO	0.000%	12/1/27 (14)	9,030	6,005
Chicago IL Board of Education GO	5.500%	12/1/30 (2)	3,490	3,852
Chicago IL Board of Education GO	5.000%	12/1/31 (4)	625	698
Chicago IL Board of Education GO	5.000%	12/1/32 (4)	1,500	1,670
Chicago IL Board of Education GO	5.000%	12/1/35 (4)	1,000	1,102
Chicago IL Board of Education GO	5.250%	12/1/41	3,140	3,199
Chicago IL Board of Education GO	5.000%	12/1/42	15,500	15,607
Chicago IL Board of Education GO	5.000%	12/1/44	5,000	5,120
Chicago IL Board of Education GO	5.000%	12/1/46	12,000	12,269
Chicago IL Board of Education GO	7.000%	12/1/46	1,815	2,168
Chicago IL GO	5.000%	1/1/34	8,000	8,295
Chicago IL GO	5.000%	1/1/38	2,000	2,097
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,500	8,083
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,541
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,188
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/21 (Prere.)	3,000	3,330
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	26,870	30,083
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	5,615	6,241
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	5,000	5,604
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	7,000	7,733
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/41	3,400	3,747
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/42	12,000	13,669
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/43	9,000	10,115
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,195
Chicago IL Park District GO	5.000%	1/1/40	6,505	7,027
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	28,811
Chicago IL Sales Tax Revenue	5.000%	1/1/20 (Prere.)	4,265	4,463
Chicago IL Sales Tax Revenue	5.250%	1/1/22 (Prere.)	2,055	2,282
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	6,400	6,834
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	1,500	1,604
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42 (4)	2,000	2,239
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/44	9,750	10,366
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47	2,500	2,688
5 Chicago IL Water Revenue TOB VRDO	1.120%	8/7/18	6,470	6,470
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,500	8,039
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,411
Cook County IL Community College District GO	5.000%	12/1/47 (15)	7,500	8,061
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,056
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,640
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	16,580	17,709
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/22 (Prere.)	45	50
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/34	7,705	8,339
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/37	5,000	5,410
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/42	17,895	19,309

Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,651
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	5,504
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/45	20,000	21,614
Illinois Finance Authority Revenue (Central
DuPage Health)	5.250%	11/1/19 (Prere.)	4,000	4,181
Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/19 (Prere.)	15,000	15,599
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/18 (Prere.)	10,000	10,014
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/34	5,000	5,432
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	3,250	3,406
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.250%	5/15/47	10,375	10,911
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/36	1,000	1,076
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/42	2,000	2,141
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/46	20,000	21,611
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	1.500%	8/1/18	815	815
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	5/15/19 (Prere.)	15,000	15,638
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/20 (Prere.)	4,085	4,388
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/32	3,080	3,167
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/33	1,110	1,138
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/34	2,800	2,845
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	1,275	1,345
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,369
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/45	5,000	5,408
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/41	2,000	2,259
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/19 (Prere.)	2,775	2,937
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	1,825	1,923
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	5,000	5,551
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	16,000	16,884
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/20 (Prere.)	5,120	5,417
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/21 (Prere.)	3,000	3,293

Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	790	856
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/33	10,000	11,383
Illinois GO	5.000%	3/1/21	4,000	4,181
Illinois GO	5.000%	8/1/21	7,000	7,355
Illinois GO	5.000%	12/1/22	7,450	7,917
Illinois GO	5.000%	11/1/23	5,000	5,347
Illinois GO	5.000%	11/1/23	9,860	10,543
Illinois GO	5.000%	8/1/24	9,000	9,482
Illinois GO	5.000%	2/1/25	1,630	1,740
Illinois GO	5.500%	7/1/25	2,800	3,031
Illinois GO	5.000%	8/1/25	5,110	5,363
Illinois GO	5.000%	11/1/26	55,125	59,484
Illinois GO	5.250%	7/1/30	5,000	5,281
Illinois GO	5.250%	2/1/32	8,075	8,536
Illinois GO	5.250%	2/1/33 (4)	5,200	5,728
Illinois GO	5.500%	7/1/33 (4)	3,350	3,656
Illinois GO	4.000%	12/1/33	12,000	11,468
Illinois GO	5.250%	2/1/34 (4)	3,125	3,441
Illinois GO	5.000%	5/1/34	2,000	2,084
Illinois GO	5.500%	7/1/38	7,500	7,895
Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	8,455	9,023
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	7,085	7,105
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,050
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	10,942
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	15,400	17,120
Illinois Toll Highway Authority Revenue	5.000%	1/1/42	14,000	15,852
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	7,721
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	17,500	9,805
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	7,500	3,864
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	2,324
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	6,000	1,907
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	17,500	10,033
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	7,500	4,079
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	3,965	4,098
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.500%	6/15/53	1,000	1,084
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/54	50,000	8,332
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/56	27,000	4,044

Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/24 (14)	2,715	2,146
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/41	6,375	6,974
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	15,000	16,717
Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,587
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,237
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/27	115	115
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/29	9,100	9,027
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/32	16,500	7,881
				860,220
Indiana (1.6%)
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/29	1,295	1,523
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/30	850	993
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/31	400	466
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/33	9,215	10,517
Indiana Finance Authority Health Facilities
Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/51	13,000	13,998
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/19 (Prere.)	3,000	3,137
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/41	12,815	14,156
Indiana Finance Authority Revenue (BHI Senior
Living)	6.000%	11/15/41	10,000	11,341
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	6,500	6,952
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/30	1,100	1,185
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/39	2,770	2,935
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/32	6,130	7,116
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/33	12,610	14,622
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/34	8,760	10,151
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/35	2,500	2,892
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,630
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	7,891

Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/46	10,000	11,200
Indiana Finance Authority Water Utilities
Revenue	5.000%	10/1/41	11,335	12,652
Indiana Finance Authority Water Utilities
Revenue	5.000%	10/1/46	7,140	7,911
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	9,544
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.750%	1/1/19 (Prere.)	1,955	1,990
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.750%	1/1/38	8,045	8,177
Northern Indiana Commuter Transportation
District Revenue	5.000%	7/1/32	1,000	1,127
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/32	6,945	7,995
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/33	5,575	6,400
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/34	4,810	5,503
				190,004
Iowa (0.4%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	35	35
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	16,017
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	6,240	6,630
Iowa Finance Authority Revenue (Lifespace
Communities Inc. Obligated Group)	5.000%	5/15/41	1,345	1,452
Iowa Finance Authority Revenue (Lifespace
Communities Inc. Obligated Group)	5.000%	5/15/47	12,340	13,269
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/46	10,700	12,191
				49,594
Kansas (0.4%)
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/30	5,000	5,375
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/31	4,000	4,279
Kansas Development Finance Authority
Revenue	5.000%	5/1/29	2,275	2,534
Kansas Development Finance Authority
Revenue	5.000%	5/1/30	4,165	4,634
Kansas Development Finance Authority
Revenue	5.000%	5/1/31	4,975	5,528
Kansas Development Finance Authority
Revenue	5.000%	5/1/32	5,225	5,799
Kansas Development Finance Authority
Revenue	5.000%	5/1/33	1,610	1,784
Kansas Development Finance Authority
Revenue	5.000%	5/1/34	1,590	1,760

Kansas Development Finance Authority
Revenue	5.000%	4/1/35	16,585	18,261
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/44	2,750	3,046
				53,000
Kentucky (0.6%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/18 (Prere.)	2,500	2,504
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	2,500	2,506
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/41	6,700	7,283
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/42	6,240	6,491
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/46	5,300	5,736
6 Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/34	2,000	1,890
7 Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/43	10,000	9,374
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.750%	7/1/49	11,900	12,986
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	5,000	5,518
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	13,020	14,654
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	1,065	1,123
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/35	1,620	1,750
				71,815
Louisiana (0.6%)
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/33	5,405	6,097
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/34	5,290	5,950
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/30 (4)	1,300	1,504
Jefferson LA Sales Tax District Special Sales
Tax Revenue	5.000%	12/1/32 (4)	1,500	1,723
Lafayette LA Communications System Revenue	5.000%	11/1/26 (4)	3,185	3,639
Lafayette LA Communications System Revenue	5.000%	11/1/28 (4)	1,280	1,458
Lafayette LA Utilities Revenue	4.000%	11/1/31 (4)	1,270	1,355
Lafayette LA Utilities Revenue	4.000%	11/1/32 (4)	1,500	1,585

Lafayette LA Utilities Revenue	4.000%	11/1/33 (4)	1,000	1,050
Lafayette LA Utilities Revenue	4.000%	11/1/34 (4)	1,175	1,230
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	4,694
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,180	5,802
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/20 (Prere.)	14,000	15,218
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	4,000	4,475
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/29	3,000	3,355
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,123
Louisiana State University Revenue	5.000%	7/1/25	505	566
Shreveport LA Water & Sewer Revenue	5.000%	12/1/36 (4)	1,280	1,449
Shreveport LA Water & Sewer Revenue	5.000%	12/1/37 (4)	1,360	1,536
Shreveport LA Water & Sewer Revenue	5.000%	12/1/41 (4)	2,000	2,234
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,219
				70,262
Maine (0.2%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,393
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/43	2,250	2,521
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/48	3,020	3,380
Maine Health & Higher Educational Facilities
Authority Revenue (Stephens Memorial
Hospital Association)	5.000%	7/1/39	5,100	5,562
Maine Turnpike Authority Revenue	4.000%	7/1/37	1,500	1,560
Maine Turnpike Authority Revenue	4.000%	7/1/38	1,850	1,921
				19,337
Maryland (2.4%)
Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,223
Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,424
Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,212
Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,476
Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,197
Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,427
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/30	5,000	5,722
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,573
Frederick County MD GO	5.000%	2/1/28	1,550	1,877
Frederick County MD GO	5.000%	2/1/29	1,400	1,707
Frederick County MD GO	5.000%	2/1/30	2,685	3,298
Howard County MD GO	4.000%	2/15/33	8,200	8,756
Maryland Department of Transportation
Revenue	4.000%	12/15/28	10,000	10,739

Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	4,000	4,104
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/35	2,000	2,232
Maryland GO	4.000%	3/1/23 (Prere.)	5,000	5,433
Maryland GO	5.000%	3/15/27	27,250	32,689
Maryland GO	4.000%	6/1/29	25,000	26,938
Maryland GO	5.000%	3/15/31	20,000	23,948
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health
Obligated Group)	4.000%	7/1/42	3,830	3,917
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	10,938
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (ETM)	7,330	8,366
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/48	7,000	7,088
Montgomery County MD GO	4.000%	12/1/30	1,000	1,067
Montgomery County MD GO	4.000%	12/1/34	15,000	15,726
Prince Georges County MD GO	5.000%	7/15/33	20,240	24,142
Prince Georges County MD GO	5.000%	7/15/34	18,740	22,282
University System of Maryland Revenue	5.000%	4/1/27	4,235	5,073
University System of Maryland Revenue	5.000%	4/1/30	6,180	7,388
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/32	14,725	15,852
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/34	7,315	7,656
				282,470
Massachusetts (2.0%)
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	5,605	6,058
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/33	2,390	2,508
Massachusetts College Building Authority
Revenue	5.000%	5/1/20 (Prere.)	2,500	2,645
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,408
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/33	3,205	3,542
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/30	2,770	3,173
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/43	15,000	16,566
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/48	7,500	8,250
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/53	2,500	2,735
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.250%	1/1/42	4,800	5,334
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/43	1,515	1,669
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	4.000%	10/1/46	4,845	4,740

Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/33	24,745	29,025
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	6,695	7,428
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,493
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/43	3,015	3,308
Massachusetts GO	4.000%	9/1/31	12,500	13,326
Massachusetts GO	4.000%	9/1/32	7,500	7,974
Massachusetts GO	5.000%	8/1/36	9,855	10,669
Massachusetts GO	5.000%	7/1/40	1,250	1,403
Massachusetts GO	5.000%	11/1/42	4,500	5,151
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	11,154
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	8,800	9,269
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,278
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	3,000	3,400
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	7,500	8,775
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	8,696
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	1,335	1,398
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	180	196
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	820	894
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/32	9,665	11,209
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/32	5,640	6,541
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/33	2,000	2,312
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/33	1,145	1,358
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34	4,000	4,724
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	3,500	4,121
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	4,500	4,877
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	10,795	11,917
				240,524
Michigan (2.6%)
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,087
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/26 (4)	2,500	2,683
East Lansing MI School District GO	5.000%	5/1/39	1,000	1,119
East Lansing MI School District GO	5.000%	5/1/42	2,000	2,234
Eastern Michigan University Revenue	5.000%	3/1/33 (15)	1,000	1,135
Eastern Michigan University Revenue	5.000%	3/1/36 (15)	1,000	1,125

Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	10,000	10,308
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/46	20,000	21,971
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	17,330	19,147
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/41	3,300	3,639
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/45	3,000	3,298
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	5.000%	1/15/42	10,840	11,488
Kentwood MI Economic Development Corp.
Revenue (Holland Home Obligated Group)	5.000%	11/15/37	3,875	4,168
Macomb MI Interceptor Drain Drainage District
Special Assessment Revenue	5.000%	5/1/42	8,320	9,489
Michigan Building Authority Revenue	5.000%	4/15/29	3,070	3,538
Michigan Building Authority Revenue	5.000%	10/15/29	1,560	1,760
Michigan Building Authority Revenue	5.000%	4/15/31	12,020	13,751
Michigan Building Authority Revenue	5.000%	4/15/38	2,015	2,262
Michigan Building Authority Revenue	5.000%	4/15/41	1,890	2,122
Michigan Building Authority Revenue	5.000%	10/15/45	4,900	5,473
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,227
Michigan Building Authority Revenue	5.000%	10/15/51	8,000	8,885
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	14,646
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	500	564
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	3,000	3,380
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,000	1,118
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (14)	2,210	2,420
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	5,000	5,495
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34 (14)	1,165	1,270
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	7,500	8,201
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	3,670	3,948
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,000	4,462
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/38	13,500	14,876
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/39	6,000	6,583
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	3,100	3,480
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	4.000%	12/1/36	2,345	2,417
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/37	3,500	3,989

Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/42	1,875	2,126
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/47	4,000	4,329
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/19 (Prere.)	5,000	5,261
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	9,000	9,342
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/48	2,300	2,464
Michigan State University Revenue	5.000%	8/15/26	1,165	1,319
Michigan State University Revenue	5.000%	8/15/27	1,060	1,199
Michigan Strategic Fund Limited Obligation
Revenue (Holland Home Obligated Group)	5.000%	11/15/42	4,765	5,108
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.250%	10/15/40	5,500	6,086
Rockford MI Public Schools GO	5.000%	5/1/44	1,225	1,360
Royal Oak MI GO	5.000%	4/1/43	2,600	2,924
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	8,000	8,343
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/39	8,245	9,015
University of Michigan Revenue	5.000%	4/1/47	13,375	15,347
Wayne County MI Airport Authority Revenue	5.000%	12/1/42	2,520	2,846
Wayne County MI Airport Authority Revenue	5.000%	12/1/45	5,000	5,566
Wayne County MI Airport Authority Revenue	5.000%	12/1/47	3,500	3,938
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,342
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/40	2,890	3,227
Wayne State University Michigan Revenue	5.000%	11/15/35	1,100	1,238
Wayne State University Michigan Revenue	5.000%	11/15/38	2,220	2,487
Woodhaven-Brownstone MI School District GO	5.000%	5/1/27	3,675	4,290
Woodhaven-Brownstone MI School District GO	5.000%	5/1/28	3,705	4,308
				315,223
Minnesota (1.1%)
Duluth MN Independent School District No. 709
COP	5.000%	2/1/26	2,000	2,284
Duluth MN Independent School District No. 709
COP	4.000%	2/1/27	1,200	1,280
Hastings MN Independent School District No.
200 GO	0.000%	2/1/29	3,425	2,414
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/41	3,510	4,009
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/46	5,250	5,975
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/18 (Prere.)	4,250	4,316
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/29	11,120	11,699
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/30	11,505	12,075
Minnesota COP	5.000%	6/1/31	3,730	4,207
Minnesota GO	5.000%	8/1/34	18,000	20,673

Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/34	400	419
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/35	400	418
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/36	500	520
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/37	500	519
Prior Lake-Savage MN Independent School
District No. 719 GO	0.000%	2/1/29	5,690	4,053
Rochester MN Electric Utility Revenue	5.000%	12/1/42	3,660	4,164
Rochester MN Electric Utility Revenue	5.000%	12/1/47	1,990	2,256
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/33	5,000	6,184
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/34	10,000	12,415
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/35	2,500	3,105
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/43	3,480	3,559
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/47	5,000	5,620
University of Minnesota Revenue	5.000%	4/1/36	1,810	2,068
Western Minnesota Municipal Power Agency
Revenue	5.000%	1/1/49	12,250	14,121
				128,353
Mississippi (0.7%)
Jackson MS Public School District GO	5.000%	4/1/28	1,695	1,926
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.520%	8/1/18	16,000	16,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.520%	8/1/18	28,000	28,000
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	9/1/41	5,000	5,356
Mississippi State University Educational Building
Corp. Revenue	5.250%	8/1/23 (Prere.)	2,500	2,883
S.M. Educational Building Corp. Mississippi
Revenue (Residence Hall Construction &
Refunding Project)	5.000%	3/1/23 (Prere.)	14,490	16,411
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	10,038
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,219
				85,833
Missouri (1.3%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/44	4,670	5,152
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/33	5,000	5,262
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,852

Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,120	11,353
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/35	1,520	1,607
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/36	2,500	2,634
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/37	1,250	1,314
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/38	2,500	2,626
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/29	2,755	3,126
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/30	6,905	7,818
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	6,750	7,465
Kansas City MO Special Obligation Revenue
(Kansas City Downtown Redevelopment
District)	5.000%	9/1/39	3,150	3,467
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/31	4,280	5,053
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/46	3,000	3,403
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/18 (Prere.)	2,800	2,833
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	740	748
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/48	12,500	13,861
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	4.000%	5/15/34	5,000	5,169
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	4.000%	5/15/39	5,000	5,080
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	4.000%	5/15/42	5,000	5,066
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/42	5,000	5,611
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	4.000%	11/15/49	10,000	10,147
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	14,950	16,280
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	3,380	3,886
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	8,245	9,777
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31	2,000	2,293
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	10,000	11,298
				158,181
Montana (0.2%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	9/1/18	3,575	3,655
Lewis & Clark County MT School District No. 1
GO	4.000%	7/1/33	1,685	1,791
Lewis & Clark County MT School District No. 1
GO	4.000%	7/1/34	1,505	1,595

Lewis & Clark County MT School District No. 1
GO	4.000%	7/1/35	1,050	1,110
Lewis & Clark County MT School District No. 1
GO	4.000%	7/1/36	910	959
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/48	9,230	10,300
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/41	2,650	2,920
				22,330
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,365
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/28	4,100	4,709
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/36	2,500	2,936
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/37	3,000	3,526
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
ObligatedGroup)	5.000%	11/15/34	1,000	1,132
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
ObligatedGroup)	5.000%	11/15/35	2,000	2,259
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
ObligatedGroup)	5.000%	11/15/37	1,000	1,124
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/45	2,500	2,723
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.375%	4/1/19 (Prere.)	3,000	3,078
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/36	1,010	1,171
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/37	6,000	6,298
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,442
				39,763
Nevada (0.4%)
Clark County NV GO	4.000%	6/1/32	4,000	4,267
Clark County NV GO	4.000%	7/1/47	10,000	10,264
Las Vegas NV GO	4.000%	9/1/32	8,860	9,346
Las Vegas NV GO	4.000%	9/1/33	9,220	9,662
Las Vegas Valley Water District NV GO	5.000%	6/1/29	7,470	8,222
Las Vegas Valley Water District NV GO	5.000%	6/1/32	2,800	3,218
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/33	5,000	5,333
				50,312
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/19 (Prere.)	2,400	2,504
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,476

New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	7,955	8,494
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/21 (Prere.)	8,000	8,974
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/30	1,000	1,073
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/31	640	682
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/32	1,000	1,060
				24,263
New Jersey (3.0%)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,437
New Jersey Economic Development Authority
Revenue	5.000%	6/15/36	2,000	2,166
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/31 (4)	1,760	1,992
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	4.000%	6/1/32 (4)	2,250	2,321
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	10,483
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,228
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,535
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	21,399
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/34	1,000	1,043
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	7,611
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/29	7,335	7,871
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/27	5,755	6,613
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/29	2,670	3,031
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/41	3,600	3,822
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	8,504
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	720	735
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	1,000	1,124
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,500	2,798

New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	4,200	4,682
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	2,550	2,831
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	2,550	2,831
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	2,000	2,212
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	12,000	12,860
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/29	1,925	2,041
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,300	5,689
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,300	7,879
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	10,000	10,474
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	5,180	5,682
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	5,000	5,355
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,406
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	5,000	3,819
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	2,000	2,126
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	12,000	8,280
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	7,400	7,976
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	17,000	9,582
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,108
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	8,000	8,928
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	10,795	12,047
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	12,000	13,889
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	5,000	5,759
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	17,150	18,100
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	9,000	10,308
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	3,420	3,559
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,162
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/34	2,000	2,248
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/35	1,900	2,127
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	12,335	13,550
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/46	24,000	25,712
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.250%	6/1/46	19,050	21,330
				352,265

New Mexico (0.5%)
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/26	1,295	1,531
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/27	1,515	1,787
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/30	1,650	1,924
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/19 (Prere.)	6,500	6,724
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	4.000%	8/1/33	6,705	6,951
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	4.000%	8/1/34	9,860	10,191
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/42	15,025	16,380
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/44	10,100	11,172
				56,660
New York (14.9%)
5 Battery Park City Authority New York Revenue
TOB VRDO	1.540%	8/1/18 LOC	100	100
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	6,000	6,418
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/24	8,120	8,992
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,720	7,442
Hempstead NY GO	4.000%	4/1/27 (4)	6,850	7,385
Hempstead NY GO	4.000%	4/1/30 (4)	7,720	8,188
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	17,785	19,565
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	2,455	2,822
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/45	5,000	5,660
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	10,945	11,909
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	2,000	2,278
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	2,000	2,223
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	3,250	3,649
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	17,000	18,857
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/46	1,735	1,941
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	3,000	3,282

Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	3,000	3,198
New York City NY GO	5.000%	8/1/23	9,660	10,772
New York City NY GO	5.000%	8/1/24	10,195	11,471
New York City NY GO	5.000%	8/1/25	5,000	5,608
New York City NY GO	5.000%	8/1/25	9,160	10,273
New York City NY GO	5.000%	8/1/26	8,065	9,408
New York City NY GO	5.000%	8/1/31	5,000	5,411
New York City NY GO	5.000%	3/1/32	5,000	5,561
New York City NY GO	4.000%	8/1/32	5,000	5,317
New York City NY GO	5.000%	8/1/32	5,000	5,407
New York City NY GO	5.000%	10/1/32	5,260	5,812
New York City NY GO	5.000%	4/1/34	7,000	8,154
New York City NY GO	5.000%	12/1/34	16,310	18,737
New York City NY GO	5.000%	8/1/35	1,500	1,618
New York City NY GO	5.000%	10/1/35	5,000	5,770
New York City NY GO	4.000%	8/1/36	7,500	7,861
New York City NY GO	5.000%	8/1/37	7,690	8,741
New York City NY GO	5.000%	10/1/37	5,000	5,740
New York City NY GO	5.000%	12/1/38	14,545	16,560
New York City NY GO VRDO	1.490%	8/1/18	26,570	26,570
New York City NY GO VRDO	1.490%	8/1/18	29,905	29,905
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,269
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.000%	11/1/53	9,000	8,983
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	0.890%	8/7/18	1,200	1,200
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	8,113
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	4,195
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	8,312
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	13,775	15,022
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	10,000	10,920
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	8,000	9,210
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,132
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	3,840
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,021
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	4,691
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,623
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/37	10,000	11,706

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	20,000	22,387
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	22,683
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	1,500	1,625
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,430
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	6,887
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,574
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	20,000	22,694
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/48	10,000	10,286
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.490%	8/1/18	4,600	4,600
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,000	5,509
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	16,000	17,336
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	800	880
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,407
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	10,943
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	2,750	2,994
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	8,000	8,971
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	15,010	16,731
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	5,713
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	16,965	19,742
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	10,000	11,356
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	2,500	2,768
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,456
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	4,215	4,789
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	15,675	18,278
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	315	323
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	11,335	13,111
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	7,000	7,984
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	8,940	9,563

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	10,000	11,196
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	10,000	10,441
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/36	19,945	22,828
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/36	8,000	8,357
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	9,000	10,061
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/37	7,000	7,283
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/37	6,000	6,249
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	7,135	8,046
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/38	6,175	6,412
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	15,875	16,948
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/40	6,810	7,680
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	23,000	25,726
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	4,500	4,878
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/42	10,000	10,328
New York City Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,841
New York City Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	5,000	5,822
New York City Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	5,000	5,803
4 New York City Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/38	10,000	11,536
New York Convention Center Development
Corp. Revenue	0.000%	11/15/40	3,500	1,438
New York Convention Center Development
Corp. Revenue	0.000%	11/15/43	2,500	896
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	5,130	5,758
5 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	14,465	15,015
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,266
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,156
New York Liberty Development Corp. Revenue	5.750%	11/15/51	18,500	20,595
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	10,250	12,594
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	7,500	8,110
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	4,675	5,198
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	1,325	1,473
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	4,500	5,085

New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	11,935	13,620
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	5,000	5,706
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	4,750	5,250
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	6,000	6,778
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	6,030	6,804
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/31	10,000	11,618
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,400	5,936
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	11,105	12,549
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	5,000	5,475
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,550	9,343
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	7,000	7,754
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,500	6,204
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	4,625	5,186
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/57	3,000	3,404
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19 (Prere.)	3,750	3,918
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	3,000	3,312
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	5,000	5,520
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/21 (Prere.)	2,000	2,216
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	11,417
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,530	13,766
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	18,220	21,544
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	9,155	10,491
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	12,925	13,744
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21 (Prere.)	3,000	3,312
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,207
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	10,035	11,055
5 New York Metropolitan Transportation Authority
Revenue (Transit Revenue) TOB VRDO	1.000%	8/7/18 LOC	13,955	13,955
New York State Dormitory Authority Revenue	5.000%	3/15/29	33,090	39,778
New York State Dormitory Authority Revenue	5.000%	10/1/32	5,000	5,750
New York State Dormitory Authority Revenue	5.000%	10/1/33	3,000	3,434

New York State Dormitory Authority Revenue	5.000%	7/1/36	2,000	2,333
New York State Dormitory Authority Revenue	5.000%	7/1/38	2,900	3,370
New York State Dormitory Authority Revenue	5.000%	7/1/40	1,335	1,546
New York State Dormitory Authority Revenue	4.000%	3/15/48	19,000	19,581
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/19 (ETM)	10	10
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	11,889
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	2,300	2,525
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	26,330	29,420
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/31	7,000	7,358
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/31	9,120	9,984
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,000	10,947
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	22,000	23,582
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/36	10,000	10,517
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	10,000	11,407
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	2,250	2,448
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,500	8,398
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	20,000	22,295
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42	25,000	27,185
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/44	20,000	20,769
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,000	5,400
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/46	1,000	1,112
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	10,000	11,722
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	1,300	1,490
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	5,000	5,776
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/39	18,000	20,584
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	5,860	6,634
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	3,791
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,568

New York State GO	5.000%	2/15/30	4,000	4,304
New York State Thruway Authority Revenue	5.000%	1/1/28	1,520	1,807
New York State Thruway Authority Revenue	5.000%	1/1/29	2,000	2,366
New York State Thruway Authority Revenue	5.000%	1/1/30	2,010	2,368
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,512
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	6,900
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	15,055	17,560
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	5,025	5,816
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	6,598
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	12,453
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,139
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	4,000	4,675
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/31	2,000	2,312
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	3,905	4,431
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,521
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	10,906
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	5,500	6,215
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/35	6,020	6,643
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/45	20,000	20,501
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	6,140	6,464
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	6,710	7,807
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	7,000	8,045
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/47	5,500	6,253
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/27	5,040	5,913
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	14,480	16,838
Utility Debt Securitization Authority New York
Revenue	4.000%	12/15/37	7,500	7,881
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	19,000	21,684
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	9,835	10,525
				1,775,011

North Carolina (0.9%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina at Charlotte) VRDO	5.000%	10/1/42	4,500	5,120
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina at Charlotte) VRDO	5.000%	10/1/47	5,350	6,064
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/27	2,860	3,316
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/28	1,500	1,731
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/28	1,000	1,164
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/30	1,000	1,156
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/32	1,825	2,097
Cabarrus County NC Installment Financing
Contract Revenue	4.000%	6/1/34	1,000	1,057
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,385
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,153
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/31	3,010	3,127
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	6,000	6,735
North Carolina GAN	5.000%	3/1/28	20,000	22,886
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	580	624
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,025	3,205
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.375%	10/1/45	10,000	10,682
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/37	1,100	1,212
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/42	1,155	1,269
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/47	2,500	2,735
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/31	12,000	13,670
University of North Carolina at Charlotte
Revenue	4.000%	10/1/36	1,130	1,187
University of North Carolina at Charlotte
Revenue	4.000%	10/1/37	1,105	1,158
University of North Carolina at Charlotte
Revenue	4.000%	10/1/40	2,500	2,603
University of North Carolina at Greensboro
Revenue	4.000%	4/1/33	1,750	1,861
University of North Carolina Hospitals at Chapel
Hill Revenue	5.000%	2/1/46	5,000	5,530

Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/30	1,610	1,746
Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/31	1,500	1,618
Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/32	2,000	2,146
				110,237
North Dakota (0.1%)
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/48	4,000	4,336
Ward County ND Health Care Facilities
Revenue (Trinity Health Obligated Group)	5.000%	6/1/53	5,000	5,398
				9,734
Ohio (3.1%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/46	18,000	19,572
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	10,000	10,712
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,397
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/36	2,250	2,296
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	3,750	3,818
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/38	7,600	7,726
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/22 (Prere.)	4,000	4,415
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/36	2,445	2,774
Big Walnut OH School District School Facilities
Construction & Improvement GO	5.000%	12/1/55	6,000	6,839
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	4.000%	12/1/33	2,050	2,087
Brunswick OH City School District GO	5.250%	12/1/48	4,000	4,461
Brunswick OH City School District GO	5.250%	12/1/53	8,200	9,105
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,490	6,077
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,403
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	8,810	9,653
Cleveland OH Water Revenue	4.000%	1/1/31	1,355	1,426
Cleveland OH Water Revenue	4.000%	1/1/32	1,500	1,572
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/33	3,510	3,854
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/34	3,690	4,044
Columbus OH City School District GO	5.000%	12/1/42	8,000	9,045
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/42	14,500	15,400

Cuyahoga County OH Hospital Revenue
(MetroHealth System)	4.750%	2/15/47	10,100	10,292
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.250%	2/15/47	2,000	2,152
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/52	3,000	3,268
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/57	5,000	5,429
Cuyahoga OH Community College District GO	4.000%	12/1/34	3,000	3,163
Euclid OH City School District GO	4.750%	1/15/54	6,685	7,103
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	5.000%	7/1/29	2,235	2,434
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	5.000%	7/1/38	11,975	12,797
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/47	2,380	2,688
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/42	30,000	33,093
Highland OH Local School District GO	5.250%	12/1/54	3,000	3,306
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	1,875	2,062
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	1,155	1,279
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	2,135	2,365
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/21 (Prere.)	3,220	3,643
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	2,095	2,258
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	3,395	3,619
North Royalton OH City School District GO	4.000%	12/1/32	600	632
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/49	5,000	5,572
Ohio GO	5.000%	6/15/30	8,995	10,431
Ohio GO	5.000%	2/1/32	10,000	11,500
Ohio GO	5.000%	2/1/34	8,490	9,708
Ohio GO	5.000%	2/1/36	9,885	11,239
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	1,750	1,848
Ohio Infrastructure Improvement GO	5.000%	9/1/36	12,030	13,507
Ohio Infrastructure Improvement GO	5.000%	9/1/37	9,650	10,819
Ohio State University General Receipts
Revenue	5.000%	6/1/38	7,000	7,754
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/30	7,570	8,116
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/31	19,600	20,930
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/29	20,000	23,782
Union County OH Memorial Hospital Revenue	5.000%	12/1/47	2,500	2,795
Upper Arlington OH School District GO	5.000%	12/1/48	4,000	4,601
				375,861
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/35	1,000	1,057
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/36	870	915

Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	5.000%	7/1/47	2,000	2,269
Oklahoma Capitol Improvement Authority
Highway Improvement Revenue	4.000%	7/1/34	2,000	2,093
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/38	5,500	6,307
Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	5,000	5,249
Oklahoma Turnpike Authority Revenue	4.000%	1/1/36	5,030	5,256
Oklahoma Turnpike Authority Revenue	5.000%	1/1/47	5,000	5,663
				28,809
Oregon (1.3%)
Clackamas County OR School District No. 7J
Lake Oswego GO	4.000%	6/1/33	1,400	1,493
Clackamas County OR School District No. 7J
Lake Oswego GO	4.000%	6/1/34	1,575	1,669
Clackamas County OR School District No. 7J
Lake Oswego GO	4.000%	6/1/39	6,000	6,277
Clackamas County OR School District No. 7J
Lake Oswego GO	4.000%	6/1/43	4,000	4,166
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	4.000%	1/1/33	1,000	1,028
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	4.000%	1/1/34	500	512
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	4.000%	1/1/35	1,000	1,021
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	5.000%	1/1/48	5,000	5,428
Eugene OR Electric Utility System Revenue	4.000%	8/1/31	700	748
Multnomah County OR GO	4.000%	6/1/39	3,405	3,581
Multnomah County OR GO	4.000%	6/1/40	3,545	3,725
Multnomah County OR GO	4.000%	6/1/41	3,685	3,870
Multnomah County OR GO	4.000%	6/1/42	3,830	4,019
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	555	602
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	3,670	4,312
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	4,000	4,679
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/37	6,185	7,133
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	4,365	5,010
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	4.000%	7/1/41	4,700	4,897
Oregon GO	5.000%	5/1/31	685	817
Oregon GO	5.000%	6/1/31	645	770
Oregon GO	5.000%	5/1/32	460	547
Oregon GO	5.000%	6/1/32	305	363
Oregon GO	4.000%	8/1/32	3,000	3,240
Oregon GO	5.000%	5/1/33	280	331
Oregon GO	5.000%	6/1/33	390	461
Oregon GO	5.000%	5/1/34	1,280	1,508
Oregon GO	5.000%	6/1/34	500	590

Oregon GO	5.000%	6/1/35	500	588
Oregon GO	5.000%	5/1/36	1,000	1,171
Oregon GO	5.000%	6/1/36	685	803
Oregon GO	5.000%	5/1/37	700	818
Oregon GO	5.000%	6/1/37	1,560	1,824
Oregon GO	5.000%	5/1/38	650	758
Oregon GO	5.000%	5/1/43	6,750	7,815
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,369
Port of Portland OR International Airport
Revenue	5.000%	7/1/47	3,000	3,367
Portland OR Sewer System Revenue	4.500%	5/1/32	9,475	10,499
Salem OR Hospital Facilities Authority Revenue
(Salem Health Project)	5.000%	5/15/46	5,000	5,493
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/29	5,020	5,884
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/30	4,760	5,558
Tri-County Metropolitan Transportation District
of Oregon Payroll Tax Revenue	5.000%	9/1/43	17,000	19,626
Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	7,585	7,650
Washington & Clackamas Counties OR School
District No. 23J GO	5.000%	6/15/33	2,850	3,322
				150,342
Pennsylvania (5.4%)
2 Allegheny County PA GO	5.000%	11/1/28	5,045	5,849
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	8,751
Altoona PA Area School District PA GO	5.000%	12/1/39 (15)	2,000	2,224
Altoona PA Area School District PA GO	5.000%	12/1/45 (15)	1,500	1,661
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/36	1,815	2,016
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/37	2,500	2,771
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/50	7,500	8,251
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,281
Cheltenham Township PA School District GO	5.000%	3/15/41	15,210	16,908
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/32	1,490	1,722
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/36	1,800	1,859
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/42	6,000	6,124
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/34	1,875	2,099
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/35	6,000	6,690
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/39 (4)	2,625	2,681

Delaware County PA Authority University
Revenue (Villanova University)	4.000%	12/1/30	1,905	2,017
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/31	825	943
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/32	920	1,050
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/33	2,625	2,988
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/34	2,000	2,270
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/35	2,160	2,447
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	4,325	4,576
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/39	5,600	6,268
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	4.000%	2/15/47	5,000	5,072
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/36	2,000	2,214
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/27	3,155	3,700
Montgomery County PA Higher Education &
Health Authority Revenue (Hill School Project)	4.000%	8/15/50	4,000	4,012
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	2,625	3,010
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/33	2,000	2,280
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	5,000	5,326
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc.Project)	7.000%	12/1/21 (Prere.)	3,000	3,496
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc.Project)	7.000%	12/1/21 (Prere.)	2,390	2,785
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	6,140	6,484
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	5,015	5,317
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	3,500	3,505
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	2,500	2,504
Pennsylvania COP	5.000%	7/1/43	2,000	2,203
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	15,606
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	3,000	3,317

Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/35	6,660	6,821
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	13,009
Pennsylvania GO	4.000%	8/15/28 (4)	15,000	15,877
Pennsylvania GO	4.000%	3/1/33 (4)	10,000	10,529
Pennsylvania GO	4.000%	3/1/34 (4)	10,000	10,495
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,126
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	1.450%	8/1/18 LOC	5,500	5,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,073
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	5,448
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,220
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,366
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,252
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,624
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,623
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	2,000	2,205
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	18,000	20,049
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/32	2,750	2,925
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/33	1,555	1,645
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/33	2,850	3,274
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	8,000	8,938
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	4,790	4,910
Pennsylvania State University Revenue	5.000%	9/1/27	830	982
Pennsylvania State University Revenue	5.000%	9/1/28	1,000	1,164
Pennsylvania State University Revenue	5.000%	9/1/28	3,000	3,492
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/23 (Prere.)	9,015	10,553
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/23 (Prere.)	7,255	8,493
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	1,000	1,084
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,000	5,420

Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/43	5,100	5,683
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	1,085	1,116
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,915	5,056
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	15,990	16,711
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	6,000	6,657
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	11,325	12,836
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,785	2,016
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,555	8,535
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	4,030	4,535
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29 (4)	13,000	14,821
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,231
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	3,237
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	11,670	11,885
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	5,050	5,602
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	14,820	16,357
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	5,554
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,270	13,397
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,025	5,527
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,400	17,867
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,064
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	11,450	4,186
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	13,363
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,917
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/45	6,035	6,697
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/37	5,000	5,147
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	4.000%	9/1/47	6,150	6,168
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,115	1,261
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	1,150	1,296
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,700	1,912
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	1,600	1,794
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	3,700	4,128
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	7,000	7,782
Philadelphia PA GO	5.000%	8/1/29	5,735	6,446
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,000	3,239
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	6,880	6,906
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	100	100
Philadelphia PA School District GO	5.000%	9/1/25 (15)	5,500	6,276
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	15,000	16,666
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/25 (4)	10,000	11,352
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	2,500	2,790

Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/40	4,105	4,801
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/41	4,315	5,043
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/42	4,450	5,196
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/23 (Prere.)	3,000	3,420
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/23 (Prere.)	4,210	4,799
York County PA GO	4.000%	3/1/35	3,000	3,139
				638,905
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	7,355	8,148
Rhode Island & Providence Plantations GO	5.500%	8/1/21 (Prere.)	2,520	2,792
Rhode Island Housing & Mortgage Finance
Corp. Revenue	4.000%	10/1/40	485	500
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/35	10,000	10,765
				22,205
South Carolina (1.7%)
Charleston County SC Airport District System
Revenue	5.000%	7/1/43	5,000	5,514
Charleston County SC GO	4.000%	11/1/30	5,715	6,159
Charleston County SC GO	4.000%	11/1/31	6,110	6,564
Charleston County SC GO	4.000%	11/1/32	6,520	6,967
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,000	11,342
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/29	2,500	2,835
5 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.990%	8/7/18	7,250	7,250
Lexington County SC Health Services District
Inc. Hospital Revenue	4.000%	11/1/32	1,400	1,435
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/34	1,165	1,276
North Charleston SC Revenue	5.000%	10/1/40	7,000	7,677
4 Patriots Energy Group Finance Authority SC
Gas Supply Revenue PUT	4.000%	2/1/24	10,000	10,618
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,967
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/30	1,500	1,684
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/38	5,305	5,829
South Carolina Jobs Economic Development
Authority Hospital Revenue (Conway
Hospitals Inc.)	5.250%	7/1/47	12,600	13,739
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	795	809

South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	9,205	9,363
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	2,500	2,660
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	5,000	5,443
South Carolina Public Service Authority
Revenue	5.000%	1/1/32	1,070	1,080
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	5,000	5,477
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	2,500	2,752
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	10,085	10,683
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	4,325	4,612
South Carolina Public Service Authority
Revenue	5.000%	12/1/43	1,085	1,130
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	1,715	1,821
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	5,935	6,312
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	10,000	10,892
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	10,500	11,354
South Carolina Public Service Authority
Revenue	5.000%	12/1/56	12,500	13,405
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/30	1,870	2,182
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/31	2,045	2,378
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/32	2,145	2,485
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/34	865	996
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/40	9,075	10,327
				206,017
South Dakota (0.2%)
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health Obligated
Group)	4.000%	7/1/34	9,710	9,966
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/35	3,020	3,359
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	10,995
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/45	1,000	1,096
				25,416
Tennessee (1.2%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	14,005	14,958
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.530%	8/1/18 LOC	7,300	7,300

Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.530%	8/1/18 LOC	3,050	3,050
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/36	2,545	2,755
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/36	2,500	2,745
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/47	11,315	12,227
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/42	8,880	10,213
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/46	6,000	6,583
Metropolitan Government of Nashville &
Davidson County TN Health and Educational
Facilities Revenue (Vanderbilt University
Medical Center)	5.000%	7/1/48	5,000	5,510
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	1.530%	8/1/18 LOC	10,795	10,795
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	760	809
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,025	1,137
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	9,905	10,943
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	3,735	4,207
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	6,175	7,026
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,160	2,501
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	19,950	22,699
Tennessee GO	5.000%	9/1/28	5,750	6,647
Tennessee GO	5.000%	9/1/29	2,500	2,882
Tennessee GO	5.000%	8/1/30	1,345	1,569
Tennessee GO	5.000%	9/1/34	700	796
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	685	712
Tennessee Housing Development Agency
Homeownership Program Revenue	4.000%	7/1/38	1,700	1,751
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/47	5,000	5,767
Washington County TN GO	4.000%	6/1/29	3,260	3,529
				149,111
Texas (8.6%)
Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,147
Arlington TX Special Tax Revenue	5.000%	2/15/41 (15)	6,000	6,595
Arlington TX Special Tax Revenue	5.000%	2/15/48 (4)	7,600	8,557
Arlington TX Special Tax Revenue	5.000%	2/15/48 (15)	15,000	16,164
Austin TX Airport System Revenue	5.000%	11/15/41	6,500	7,345
Austin TX Airport System Revenue	5.000%	11/15/46	11,010	12,399

Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/29	3,305	3,789
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/31	7,140	8,146
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/31	600	691
Austin TX Community College District Public
Facilities Corp. Lease Revenue	4.000%	8/1/32	1,000	1,048
Austin TX Community College District Public
Facilities Corp. Lease Revenue	4.000%	8/1/33	485	506
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/36	755	858
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/37	525	595
Austin TX GO	5.000%	9/1/32	1,300	1,481
Austin TX Independent School District GO	5.000%	8/1/26	1,425	1,662
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	5,050	5,636
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	3,000	3,290
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/28	3,115	3,694
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/29	5,160	6,092
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/42	7,000	8,029
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/46	5,000	5,714
Belton TX Independent School District GO	5.000%	2/15/36	2,500	2,862
Belton TX Independent School District GO	5.000%	2/15/42	7,500	8,541
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/21 (Prere.)	4,260	4,643
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	1,000	1,102
Central Texas Regional Mobility Authority
Revenue	6.750%	1/1/21 (Prere.)	2,000	2,227
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	6,000	6,518
Clear Creek TX Independent School District GO	5.000%	2/15/30	10,000	11,382
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,242
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/28	5,000	5,910
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/41	8,950	10,120
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/46	3,580	4,033
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,193
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	5,800	6,537
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/37	5,000	5,448
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	6,425	6,995
Denton TX Independent School District GO	5.000%	8/15/45	12,000	13,431
El Paso County TX Community College District
Revenue	5.000%	4/1/42 (4)	5,000	5,578

El Paso TX GO	5.000%	8/15/27	3,625	4,238
El Paso TX Independent School District GO	4.000%	8/15/33	2,500	2,666
El Paso TX Independent School District GO	5.000%	8/15/42	10,000	11,282
El Paso TX Water & Sewer Revenue	5.000%	3/1/30	3,545	4,116
El Paso TX Water & Sewer Revenue	5.000%	3/1/31	1,120	1,296
El Paso TX Water & Sewer Revenue	4.000%	3/1/35	1,750	1,853
El Paso TX Water & Sewer Revenue	4.000%	3/1/36	1,700	1,795
Friendswood TX Independent School District
GO	4.000%	2/15/32	3,630	3,863
8 Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/35	21,495	20,246
8 Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/36	8,475	7,952
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	12,000	13,288
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/35	8,230	9,034
Harris County TX GO	5.000%	10/1/26	3,000	3,506
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	3,312
Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,438
Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,627
Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,080
Hays County TX GO	4.000%	2/15/31	2,265	2,423
Hays County TX GO	4.000%	2/15/32	3,820	4,060
Hays County TX GO	4.000%	2/15/32	3,135	3,350
Hays County TX GO	4.000%	2/15/33	865	918
Hays County TX GO	4.000%	2/15/33	3,320	3,522
Hays County TX GO	5.000%	2/15/42	4,000	4,528
Houston TX Airport System Revenue	5.000%	7/1/29	12,075	14,441
Houston TX Airport System Revenue	5.000%	7/1/30	9,515	11,235
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,277
4 Houston TX Airport System Revenue	5.000%	7/1/38	6,765	7,755
4 Houston TX Airport System Revenue	5.000%	7/1/39	5,200	5,956
Houston TX GO	5.000%	3/1/22 (Prere.)	2,700	2,982
Houston TX GO	5.000%	3/1/27	13,350	15,472
Houston TX Utility System Revenue	5.000%	5/15/28	3,105	3,530
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,381
Houston TX Utility System Revenue	5.000%	11/15/32	28,425	32,860
Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,164
Lake Travis TX Independent School District GO	4.000%	2/15/33	1,000	1,066
Lake Travis TX Independent School District GO	4.000%	2/15/34	1,000	1,063
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/30	10,000	10,694
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/31	5,000	5,325
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/32	6,835	7,242
Laredo TX Community College District GO	5.000%	8/1/30	2,015	2,274
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,407
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,678
Lone Star College System Texas GO	4.000%	2/15/29	1,150	1,236
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	10
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	211

Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	21
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,010	3,363
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,143
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,233
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/30	5,035	5,646
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	3,445	3,853
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40	5,540	6,108
Lubbock TX GO	4.000%	2/15/30	1,250	1,330
Mansfield TX Independent School District GO	5.000%	2/15/45	5,000	5,596
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	7,936
Missouri City TX GO	4.000%	6/15/32	1,085	1,151
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/48	10,350	11,436
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/47	5,040	5,630
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/46	3,870	4,029
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,600	1,705
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,699
New Hope TX Cultural Education Facilities
Finance Corp. Revenue (Collegiate Housing
Denton, LLC Texas Woman's University
Housing Project)	5.000%	7/1/58 (4)	3,670	3,948
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	5,000	5,418
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	4,880	4,979
North Texas Tollway Authority System Revenue	6.000%	1/1/21 (Prere.)	12,500	13,744
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	9,000	9,817
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	2,000	2,182
North Texas Tollway Authority System Revenue	6.000%	9/1/21 (Prere.)	2,500	2,801
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	10,587
North Texas Tollway Authority System Revenue	5.000%	1/1/28	2,110	2,395
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,283
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,000	3,370
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	14,782
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	15,493
North Texas Tollway Authority System Revenue	5.000%	1/1/38	5,900	6,433
North Texas Tollway Authority System Revenue	5.000%	1/1/39	5,000	5,683
North Texas Tollway Authority System Revenue	5.000%	1/1/39	6,500	7,286
North Texas Tollway Authority System Revenue	5.000%	1/1/43	10,515	11,897
North Texas Tollway Authority System Revenue	5.000%	1/1/43	13,900	15,515

North Texas Tollway Authority System Revenue	5.000%	1/1/48	8,000	8,899
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/23	1,000	1,106
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/24	4,325	4,774
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/25	4,520	4,985
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/26	2,250	2,479
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/27	1,845	2,032
Pasadena TX GO	4.000%	2/15/32	1,500	1,577
Round Rock TX Independent School District GO	4.000%	8/1/30	3,130	3,361
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,620	6,273
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,200	7,038
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/38	6,500	7,138
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/47	5,000	5,665
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/48	10,000	10,915
San Jacinto TX Community College District GO	5.000%	2/15/29	3,860	4,453
San Jacinto TX Community College District GO	5.000%	2/15/30	4,055	4,663
San Jacinto TX Community College District GO	5.000%	2/15/31	2,250	2,579
San Jacinto TX Community College District GO	5.000%	2/15/32	2,000	2,278
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/37	4,500	5,044
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/45	7,265	8,064
Texas GO	4.000%	5/15/32	2,250	2,383
Texas GO	5.000%	10/1/44	10,205	11,480
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	600	626
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	650	697
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,550	1,755
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	6,680	7,633
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/25	2,665	3,078
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	2,740	2,996
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,490	1,736
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	5,000	5,417

Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	4,293
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	9,060	9,619
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	29,910	32,406
Texas State University System Financing
System Revenue	5.000%	3/15/38	3,340	3,708
Texas State University System Financing
System Revenue	5.000%	3/15/42	2,000	2,158
Texas Transportation Commission GO	5.000%	4/1/28	10,035	11,409
Texas Transportation Commission Revenue	5.000%	8/15/41	3,815	4,091
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	6,000	6,520
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	6,450	7,112
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (ETM)	555	447
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	9,445	7,429
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (ETM)	50	37
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	29,955	21,718
Texas Water Development Board Revenue	5.000%	4/15/29	3,000	3,572
Texas Water Development Board Revenue	5.000%	10/15/30	10,040	11,656
Texas Water Development Board Revenue	4.000%	10/15/32	5,000	5,345
United TX Independent School District GO	5.000%	8/15/26	2,195	2,553
United TX Independent School District GO	5.000%	8/15/27	2,300	2,677
United TX Independent School District GO	5.000%	8/15/28	2,355	2,746
United TX Independent School District GO	5.000%	8/15/29	2,535	2,943
University of Houston Texas Revenue	4.000%	2/15/30	4,610	4,910
University of Houston Texas Revenue	4.000%	2/15/37	16,205	16,792
University of North Texas Revenue	5.000%	4/15/33	3,200	3,670
University of North Texas Revenue	5.000%	4/15/34	3,000	3,428
University of North Texas Revenue	5.000%	4/15/36	3,000	3,401
Ysleta TX Independent School District GO	5.000%	8/15/41	7,065	8,018
Ysleta TX Independent School District GO	5.000%	8/15/45	10,905	12,346
Ysleta TX Independent School District GO	5.000%	8/15/47	10,000	11,251
				1,020,728
Utah (0.6%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	4,840
Salt Lake City UT Airport Revenue	5.000%	7/1/42	5,000	5,697
Salt Lake City UT Airport Revenue	5.000%	7/1/47	10,000	11,353
University of Utah Revenue	4.000%	8/1/33	1,000	1,068
University of Utah Revenue	4.000%	8/1/33	2,100	2,242
University of Utah Revenue	4.000%	8/1/34	1,175	1,251
University of Utah Revenue	4.000%	8/1/35	1,000	1,061
Utah Charter Academies Inc. School Revenue	5.000%	10/15/38	720	804
Utah Charter Academies Inc. School Revenue	5.000%	10/15/43	1,150	1,279
Utah Charter Academies Inc. School Revenue	5.000%	10/15/48	1,200	1,330
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/41	16,500	18,532
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22 (Prere.)	4,180	4,661
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22 (Prere.)	3,110	3,468

Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	17,325	19,645
				77,231
Virginia (2.0%)
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/41 (4)	5,000	5,628
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	5,000	5,534
Chesapeake VA GO	5.000%	8/1/27	2,100	2,532
Chesapeake VA GO	5.000%	8/1/28	1,950	2,341
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/32	1,800	2,049
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/34	1,145	1,299
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,066
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,880
Fairfax County VA GO	5.000%	10/1/29	11,190	13,395
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	5.500%	5/15/19 (Prere.)	3,530	3,639
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	5.500%	5/15/19 (Prere.)	6,470	6,672
Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,515	2,718
Hampton Roads VA Sanitation & Wastewater
District Revenue	5.000%	10/1/38	1,725	1,986
Hampton Roads VA Sanitation & Wastewater
District Revenue	5.000%	10/1/42	3,110	3,567
Hampton Roads VA Sanitation & Wastewater
District Revenue	5.000%	10/1/43	2,770	3,175
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	3,500	3,755
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	5.000%	1/1/42	695	749
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	5.000%	1/1/48	1,250	1,343
Loudoun County VA GO	4.000%	12/1/32	6,900	7,393
Loudoun County VA GO	4.000%	12/1/33	6,895	7,364
Norfolk VA Water Revenue	5.000%	11/1/27	9,215	11,089
Richmond VA Public Utility Revenue	5.000%	1/15/27	10,000	11,727
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/28	1,640	1,789
University of Virginia Revenue	5.000%	6/1/37	8,000	8,959
University of Virginia Revenue	5.000%	4/1/42	8,015	9,256
University of Virginia Revenue	5.000%	4/1/45	5,000	5,671
Virginia Beach VA GO	5.000%	4/1/29	7,305	8,829
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	4,000	4,351

Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	17,375	18,899
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22 (Prere.)	28,875	32,140
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/23 (Prere.)	8,335	9,120
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/23 (Prere.)	8,675	9,492
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/30	4,000	4,350
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/31	4,420	4,788
Virginia Public Building Authority Revenue	5.000%	8/1/32	9,370	11,085
				242,630
Washington (1.5%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/41	13,500	15,417
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/46	5,000	6,447
Grant County WA Public Utility District No. 2
Electric System Revenue	5.000%	1/1/42	2,075	2,367
Grant County WA Public Utility District No. 2
Electric System Revenue	5.000%	1/1/47	3,450	3,921
King County WA Sewer Revenue	4.000%	7/1/30	3,300	3,518
King County WA Sewer Revenue	4.000%	7/1/31	3,320	3,530
Port of Seattle WA Revenue	5.000%	1/1/28	2,325	2,765
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	11,518
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,105
Port of Seattle WA Revenue	5.000%	4/1/31	3,260	3,677
Port of Seattle WA Revenue	5.000%	4/1/32	3,425	3,849
Port of Seattle WA Revenue	5.000%	3/1/33	4,380	4,902
Port of Seattle WA Revenue	5.000%	4/1/34	3,665	4,101
Port of Seattle WA Revenue	5.000%	3/1/35	3,240	3,615
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21 (Prere.)	2,000	2,171
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	3,825	4,134
Snohomish County WA Public Utility District No.
1 Revenue	5.000%	12/1/40	5,000	5,615
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,065	9,302
University of Washington Revenue	5.000%	7/1/34	2,000	2,199
Washington GO	5.000%	2/1/35	10,000	10,881
Washington GO	5.000%	8/1/35	2,000	2,157
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	6,000	6,009
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	5,490	5,498
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/33	2,315	2,676
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/34	3,860	4,448
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,489
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,274
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/19 (Prere.)	12,000	12,567

Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.000%	10/1/40	2,215	2,340
Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	7,290
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/35	3,000	3,309
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/36	2,500	2,750
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/37	2,400	2,632
Washington Housing Finance Commission Multi-
Family Housing Revenue (The Hearthstone
Project)	5.000%	7/1/48	2,400	2,470
Washington Housing Finance Commission Multi-
Family Housing Revenue (The Hearthstone
Project)	5.000%	7/1/53	2,245	2,303
Washington Housing Finance Commission
Revenue (Horizon House Project)	5.000%	1/1/48	4,500	4,908
				181,154
West Virginia (0.6%)
Morgantown WV Combined Utility System
Revenue	5.000%	12/1/41 (4)	7,000	7,839
Morgantown WV Combined Utility System
Revenue	5.000%	12/1/46 (4)	6,320	7,053
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/34	7,595	7,953
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,666
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	6,724
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	20,000	21,968
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/51	2,500	2,484
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/52	2,500	2,757
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/29	3,000	3,553
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/30	2,975	3,507
West Virginia University Revenue	5.000%	10/1/36	5,985	6,439
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/30	3,000	3,436
				76,379
Wisconsin (1.6%)
Wisconsin GO	6.000%	5/1/19 (Prere.)	10,000	10,338
Wisconsin GO	5.000%	5/1/31	8,635	9,933

Wisconsin GO	5.000%	11/1/33	5,000	5,848
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	7,744
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/20 (Prere.)	6,785	7,196
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Health Care
Inc.)	5.750%	7/1/20 (Prere.)	2,270	2,441
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Health Care
Inc.)	5.750%	7/1/20 (Prere.)	3,880	4,172
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Health Care
Inc.)	5.000%	7/1/42	4,000	4,420
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/36	15,000	15,373
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/39	5,000	5,100
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	4.000%	8/15/48	10,000	10,060
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	12,793
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/42	10,000	10,236
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc.)	5.000%	4/1/42	20,690	22,164
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/31	5,145	5,925
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/32	2,380	2,729
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/48	6,120	6,839
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,590
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/31	1,000	1,041
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/32	1,080	1,120
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/33	1,385	1,427
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/34	1,570	1,614
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	4.000%	2/15/34	5,630	5,699
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	4.000%	2/15/35	5,055	5,102

Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/41	15,000	16,713
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	2,815	3,141
Wisconsin Transportation Revenue	5.000%	7/1/36	2,130	2,397
Wisconsin Transportation Revenue	5.000%	7/1/37	2,000	2,249
				187,404
Total Tax-Exempt Municipal Bonds (Cost $11,485,649)				11,798,140
			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
9 Vanguard Municipal Cash Management Fund
(Cost $51,906)	1.062%		519,067	51,912
Total Investments (99.4%) (Cost $11,537,555)				11,850,052
Other Assets and Liabilities-Net (0.6%)				77,376
Net Assets (100%)				11,927,428

1 6.600% coupon rate will be effective October 2023.
2 Securities with a value of $1,696,000 have been segregated as initial margin for open futures contracts.
3 7.000% coupon rate will be effective August 2019.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2018.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate value of these securities was $42,790,000, representing 0.4% of net assets.
6 6.450% coupon rate will be effective July 2023.
7 6.750% coupon rate will be effective July 2023.
8 5.500% coupon rate will be effective October 2023.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	1,351	285,568	(276)
5-Year U.S. Treasury Note	September 2018	441	49,888	(2)
Ultra 10-Year U.S. Treasury Note	September 2018	370	47,030	67
				(211)
Short Futures Contracts
10-Year U.S. Treasury Note	September 2018	(192)	(22,929)	2
Ultra Long U.S. Treasury Bond	September 2018	(90)	(14,122)	13
30-Year U.S. Treasury Bond	September 2018	(93)	(13,296)	278
				293
				82

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,798,140	—
Temporary Cash Investments	51,912	—	—
Futures Contracts—Assets[1]	97	—	—
Futures Contracts—Liabilities[1]	(84)	—	—
Total	51,925	11,798,140	—
1 Represents variation margin on the last day of the reporting period.

D. At July 31, 2018, the cost of investment securities for tax purposes was $11,544,179,000. Net unrealized appreciation of investment securities for tax purposes was $305,873,000, consisting of unrealized gains of $363,059,000 on securities that had risen in value since their purchase and $57,186,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Municipal Money Market Fund

Schedule of Investments (unaudited)
As of July 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (93.4%)
Alabama (1.3%)
1	Alabama Federal Aid Highway Finance Authority
	Special Obligation Revenue TOB VRDO	0.970%	8/7/18	5,000	5,000
	Tuscaloosa County AL Industrial Development
	Authority Gulf Opportunity Zone Revenue
	(Hunt Refining Project) VRDO	0.930%	8/7/18 LOC	24,000	24,000
	Tuscaloosa County AL Industrial Development
	Authority Gulf Opportunity Zone Revenue
	(Hunt Refining Project) VRDO	0.930%	8/7/18 LOC	20,000	20,000
	Tuscaloosa County AL Industrial Development
	Authority Gulf Opportunity Zone Revenue
	(Hunt Refining Project) VRDO	0.930%	8/7/18 LOC	20,000	20,000
	Tuscaloosa County AL Industrial Development
	Authority Gulf Opportunity Zone Revenue
	(Hunt Refining Project) VRDO	0.930%	8/7/18 LOC	22,700	22,700
	Tuscaloosa County AL Industrial Development
	Authority Gulf Opportunity Zone Revenue
	(Hunt Refining Project) VRDO	0.930%	8/7/18 LOC	3,600	3,600
	Tuscaloosa County AL Industrial Development
	Authority Gulf Opportunity Zone Revenue
	(Hunt Refining Project) VRDO	0.930%	8/7/18 LOC	27,350	27,350
	Tuscaloosa County AL Industrial Development
	Authority Gulf Opportunity Zone Revenue
	(Hunt Refining Project) VRDO	0.950%	8/7/18 LOC	102,450	102,450
	Tuscaloosa County AL Industrial Development
	Authority Gulf Opportunity Zone Revenue
	(Hunt Refining Project) VRDO	1.000%	8/7/18 LOC	6,000	6,000
					231,100
Alaska (0.1%)
	Alaska Housing Finance Corp. Home Mortgage
	Revenue VRDO	0.900%	8/7/18	19,725	19,725
	Alaska Student Loan Corp. Education Loan
	Revenue VRDO	0.980%	8/7/18 LOC	4,555	4,555
					24,280
Arizona (0.7%)
1	Arizona Health Facilities Authority Revenue
	(Banner Health) TOB VRDO	0.970%	8/7/18	21,000	21,000
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	1.480%	8/1/18 LOC	27,430	27,430
1	Maricopa County AZ Industrial Development
	Authority Health Facilities Revenue (Banner
	Health Obligated Group) TOB VRDO	0.960%	8/7/18	5,730	5,730
1,2 Mesa AZ Utility System Revenue TOB PUT		1.090%	9/13/18	11,910	11,910
1	Phoenix AZ Civic Improvement Corp. Water
	System Revenue TOB VRDO	0.970%	8/7/18 (Prere.)	7,715	7,715
1	Phoenix AZ Civic Improvement Corp. Water
	System Revenue TOB VRDO	0.970%	8/7/18 (Prere.)	5,000	5,000

1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.970%	8/7/18	4,000	4,000
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.970%	8/7/18	5,650	5,650
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	1.090%	8/9/18	16,000	16,000
1 Tempe AZ Union High School District No. 213
GO TOB VRDO	0.970%	8/7/18	6,840	6,840
1 University of Arizona Revenue TOB VRDO	0.970%	8/7/18	6,715	6,715
				117,990
California (1.3%)
California GO CP	1.150%	8/24/18	18,440	18,440
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.950%	8/7/18	5,000	5,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.950%	8/7/18	8,300	8,300
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.960%	8/7/18	3,660	3,660
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.960%	8/7/18	4,250	4,250
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	1.730%	10/2/18	10,000	10,000
1 Foothill-De Anza CA Community College District
GO TOB VRDO	0.970%	8/7/18	7,500	7,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.960%	8/7/18	4,395	4,395
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	1.040%	8/7/18 LOC	20,000	20,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	1.090%	8/7/18 LOC	10,000	10,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	1.090%	8/7/18 LOC	59,500	59,500
Otay CA Water District (Capital Project) COP
VRDO	0.940%	8/7/18 LOC	3,510	3,510
1 Regents of the University of California Revenue
TOB VRDO	0.970%	8/7/18	14,270	14,270
1 Regents of the University of California Revenue
TOB VRDO	0.970%	8/7/18	7,600	7,600
1 San Diego CA Community College District GO
TOB VRDO	0.990%	8/7/18 (Prere.)	1,165	1,165
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.940%	8/7/18 (Prere.)	6,105	6,105
1 San Mateo County CA Community College
District GO TOB VRDO	0.970%	8/7/18	8,810	8,810
University of California Regents CP	1.710%	8/8/18	22,500	22,500
1 West Valley-Mission CA Community College
District GO TOB VRDO	0.970%	8/7/18	8,500	8,500
				223,505
Colorado (1.9%)
1 Adams CO 12 Five Star Schools GO TOB
VRDO	0.970%	8/7/18 LOC	12,500	12,500
1 Adams County CO COP TOB VRDO	0.990%	8/7/18	6,825	6,825

1	Board of Governors of the Colorado State
	University System Enterprise Revenue TOB
	VRDO	0.990%	8/7/18	9,750	9,750
1	Colorado Health Facilities Authority Hospital
	Revenue (Adventist Health System/Sunbelt
	Obligated Group) TOB VRDO	0.970%	8/7/18	6,345	6,345
1	Colorado Health Facilities Authority Revenue
	(Adventist Health System/Sunbelt Obligated
	Group) TOB VRDO	0.970%	8/7/18	1,950	1,950
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.970%	8/7/18	6,750	6,750
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.970%	8/7/18	13,635	13,635
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.970%	8/7/18	20,295	20,295
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.980%	8/7/18	7,175	7,175
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.920%	8/7/18	25,490	25,490
	Colorado Housing & Finance Authority Multi-
	Family Mortgage Revenue VRDO	0.980%	8/7/18	5,940	5,940
	Colorado Housing & Finance Authority Multi-
	Family Mortgage Revenue VRDO	0.980%	8/7/18	4,310	4,310
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.960%	8/7/18	4,625	4,625
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.980%	8/7/18	5,000	5,000
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	1.000%	8/7/18	6,000	6,000
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	1.000%	8/7/18	19,200	19,200
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	1.080%	8/7/18	7,000	7,000
1	Colorado Springs CO Utility System Revenue
	TOB VRDO	0.970%	8/7/18	9,810	9,810
1	Denver CO City & County Airport Revenue TOB
	VRDO	1.010%	8/7/18 LOC	23,995	23,995
1,2 Denver CO City & County Board of Water
	Commissioners Water Revenue TOB PUT	1.090%	9/6/18	6,715	6,715
1	Denver CO City & County Justice System
	Facilities GO TOB VRDO	0.960%	8/7/18	7,500	7,500
1	Denver CO Wastewater Management Division
	Department of Public Works Revenue TOB
	VRDO	1.470%	8/1/18	39,900	39,900
1,2 University of Colorado Hospital Authority
	Revenue TOB PUT	1.090%	9/20/18	11,040	11,040
1	University of Colorado Hospital Authority
	Revenue TOB VRDO	0.980%	8/7/18	44,470	44,470
	University of Colorado Hospital Authority
	Revenue VRDO	1.050%	8/7/18	20,000	20,000

	University of Colorado Hospital Authority
	Revenue VRDO	1.050%	8/7/18	10,000	10,000
					336,220
Connecticut (0.5%)
1	Connecticut GO TOB VRDO	0.970%	8/7/18 LOC	5,000	5,000
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.) TOB
	VRDO	0.970%	8/7/18	4,445	4,445
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.) TOB
	VRDO	0.970%	8/7/18	8,000	8,000
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.) TOB
	VRDO	0.970%	8/7/18	3,200	3,200
	Connecticut Health & Educational Facilities
	Authority Revenue (Yale University) VRDO	0.940%	8/7/18 LOC	19,635	19,635
	Connecticut Housing Finance Authority Revenue
	Housing Mortgage Finance Program VRDO	0.900%	8/7/18	5,500	5,500
	Connecticut Housing Finance Authority Revenue
	Housing Mortgage Finance Program VRDO	0.950%	8/7/18	6,875	6,875
	Connecticut Housing Finance Authority Revenue
	Housing Mortgage Finance Program VRDO	0.950%	8/7/18	10,000	10,000
	Connecticut Housing Finance Authority Revenue
	Housing Mortgage Finance Program VRDO	0.980%	8/7/18	15,000	15,000
					77,655
Delaware (0.1%)
	New Castle County DE Student Housing
	Revenue (University Courtyard Apartments)
	VRDO	0.980%	8/7/18 LOC	12,910	12,910

District of Columbia (1.2%)
1,2 District of Columbia GO TOB PUT		1.090%	8/30/18	4,000	4,000
1	District of Columbia GO TOB VRDO	1.090%	8/2/18	5,595	5,595
1	District of Columbia GO TOB VRDO	0.970%	8/7/18 LOC	37,000	37,000
1	District of Columbia Income Tax Revenue TOB
	VRDO	0.970%	8/7/18	11,250	11,250
1	District of Columbia Income Tax Revenue TOB
	VRDO	0.970%	8/7/18	7,855	7,855
	District of Columbia Revenue (MedStar Health,
	Inc.) VRDO	1.530%	8/1/18 LOC	1,740	1,740
	District of Columbia Revenue (The Pew
	Charitable Trust) VRDO	0.990%	8/7/18 LOC	7,845	7,845
1,2 District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB PUT	1.090%	8/30/18	9,750	9,750
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.960%	8/7/18 (Prere.)	9,360	9,360
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.970%	8/7/18	3,750	3,750
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.970%	8/7/18	6,650	6,650
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.970%	8/7/18	11,870	11,870
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.980%	8/7/18	6,190	6,190
	District of Columbia Water & Sewer Authority
	Public Utility Revenue VRDO	0.940%	8/7/18	10,000	10,000

1	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue TOB VRDO	1.020%	8/7/18	5,700	5,700
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	0.980%	8/7/18 LOC	53,175	53,175
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	0.980%	8/7/18 LOC	23,425	23,425
					215,155
Florida (3.5%)
1	Broward County FL Airport System Revenue
	TOB VRDO	0.970%	8/7/18 LOC	31,335	31,335
1	Broward County FL Water & Sewer Utility
	Revenue TOB VRDO	0.970%	8/7/18 (Prere.)	11,330	11,330
1,2 Clearwater FL Water & Sewer Revenue TOB
	PUT	1.090%	8/30/18	6,500	6,500
1,2 Florida Board of Education Public Education
	Capital Outlay GO TOB PUT	1.090%	9/13/18	5,000	5,000
1,2 Florida Board of Education Public Education
	Capital Outlay GO TOB PUT	1.090%	9/20/18	3,640	3,640
1,2 Florida Board of Education Public Education
	Capital Outlay GO TOB PUT	1.090%	10/4/18	4,510	4,510
1	Florida Board of Education Public Education
	Capital Outlay GO TOB VRDO	0.970%	8/7/18	8,000	8,000
1	Florida Department of Management Services
	COP TOB VRDO	0.970%	8/7/18	6,960	6,960
1,2 Florida Department of Transportation GO TOB
	PUT	1.090%	9/13/18	11,000	11,000
1	Florida Department of Transportation GO TOB
	VRDO	0.970%	8/7/18	3,815	3,815
1	Florida Turnpike Authority Revenue TOB VRDO	1.090%	8/2/18	7,525	7,525
1,2 Gainesville FL Utilities System Revenue TOB
	PUT	1.090%	8/9/18	27,110	27,110
1,2 Greater Orlando Aviation Authority Florida
	Airport Facilities Revenue TOB PUT	1.190%	10/1/18 LOC	5,000	5,000
1	Greater Orlando Aviation Authority Florida
	Airport Facilities Revenue TOB VRDO	0.970%	8/7/18	12,000	12,000
	Halifax Hospital Medical Center Florida Hospital
	Revenue VRDO	0.940%	8/7/18 LOC	1,900	1,900
1	Hillsborough County FL Aviation Authority
	Revenue (Tampa International Airport) TOB
	VRDO	1.140%	8/7/18	4,015	4,015
1	Jacksonville Electric System Revenue TOB
	VRDO	0.970%	8/7/18	8,565	8,565
	Jacksonville FL Electric Authority Electric
	System Revenue CP	1.480%	8/7/18	30,965	30,965
	Jacksonville FL Electric Authority Electric
	System Revenue CP	1.520%	8/8/18	24,800	24,800
	Jacksonville FL Electric Authority Electric
	System Revenue CP	1.470%	9/6/18	37,200	37,200
1	Jacksonville FL Special Revenue TOB VRDO	0.970%	8/7/18	3,900	3,900
1	Miami Beach FL Resort Tax Revenue TOB
	VRDO	0.980%	8/7/18	10,000	10,000
1	Miami Beach FL Resort Tax Revenue TOB
	VRDO	0.990%	8/7/18	3,750	3,750
1	Miami Beach FL Resort Tax Revenue TOB
	VRDO	0.990%	8/7/18	6,665	6,665
	Miami Dade County FL Seaport A1 CP	1.510%	8/6/18 LOC	10,000	10,000

1 Miami-County FL Transit Sales Surtax Revenue
TOB VRDO	0.980%	8/7/18	7,600	7,600
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.960%	8/7/18	9,940	9,940
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.970%	8/7/18	10,530	10,530
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.970%	8/7/18 LOC	14,245	14,245
1 Miami-Dade County FL School Board COP TOB
VRDO	1.020%	8/7/18 (Prere.)	20,000	20,000
Miami-Dade County FL Seaport Revenue VRDO	0.960%	8/7/18 LOC	67,320	67,320
Miami-Dade County FL Seaport Revenue VRDO	0.990%	8/7/18 LOC	19,150	19,150
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.950%	8/7/18 LOC	4,135	4,135
1 Orange County FL Sales Tax Revenue TOB
VRDO	0.970%	8/7/18	10,230	10,230
1 Orange County FL School Board COP TOB
VRDO	1.010%	8/7/18 (Prere.)	19,070	19,070
1 Orange County FL Tourist Development
Revenue TOB VRDO	0.970%	8/7/18	16,665	16,665
Orlando FL Utility Commission Utility System
Revenue VRDO	0.900%	8/7/18	36,095	36,095
Orlando FL Utility Commission Utility System
Revenue VRDO	0.900%	8/7/18	31,925	31,925
Orlando FL Utility Commission Utility System
Revenue VRDO	0.970%	8/7/18	6,200	6,200
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	1.050%	8/7/18 LOC	4,800	4,800
1 Palm Beach County FL School Board COP TOB
VRDO	0.980%	8/7/18	6,590	6,590
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	0.970%	8/7/18	8,960	8,960
Tampa FL Health System Revenue (BayCare
Health System)	1.240%	2/26/19	13,500	13,500
1 Tampa FL Health System Revenue TOB VRDO	0.970%	8/7/18	4,800	4,800
				597,240
Georgia (1.6%)
1 Atlanta GA GO TOB VRDO	0.970%	8/7/18 LOC	10,000	10,000
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.970%	8/7/18	27,855	27,855
1 Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project) TOB VRDO	1.000%	8/7/18 LOC	12,335	12,335
1 Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project) TOB VRDO	1.000%	8/7/18 LOC	23,000	23,000
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.960%	8/7/18 LOC	7,100	7,100
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.960%	8/7/18 LOC	25,000	25,000
1 Dalton Whitfield County GA Development
Authority Revenue (Hamilton Health Care
System) TOB VRDO	0.980%	8/7/18	18,805	18,805
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.970%	8/7/18	11,990	11,990

1	DeKalb County GA Water & Sewer Revenue
	TOB VRDO	0.990%	8/7/18	9,600	9,600
1	Fulton County GA Development Authority
	Revenue (Piedmont Healthcare Inc. Project)
	TOB VRDO	0.970%	8/7/18 (Prere.)	16,635	16,635
	Fulton County GA Development Authority
	Revenue (Shepherd Center Inc. Project)
	VRDO	0.990%	8/7/18 LOC	51,200	51,200
1,2 Metropolitan Atlanta Rapid Transportation
	Authority Georgia Sales Tax Revenue TOB
	PUT	1.090%	8/16/18	12,015	12,015
	Municipal Electric Authority Georgia Revenue
	(Project One) CP	1.280%	9/20/18	24,112	24,112
	Municipal Electric Authority Georgia Revenue
	(Project One) CP	1.370%	10/4/18 LOC	24,112	24,112
1	Private Colleges & University Authority of
	Georgia Revenue (Emory University) TOB
	VRDO	0.970%	8/7/18	5,635	5,635
					279,394
Hawaii (0.5%)
	Hawaii Department of Budget & Finance Special
	Purpose Revenue (Queens Health System)
	PUT	1.390%	2/26/19	37,645	37,645
	Hawaii Department of Budget & Finance Special
	Purpose Revenue (Queens Health System)
	PUT	1.390%	2/26/19	17,445	17,445
	Hawaii GO	5.000%	11/1/18	16,155	16,298
1,2 Hawaii GO TOB PUT		1.090%	10/18/18	9,260	9,260
1	Honolulu HI City & County GO TOB VRDO	0.970%	8/7/18 LOC	7,350	7,350
					87,998
Idaho (0.2%)
	Idaho Building Authority Revenue (Prison
	Facilities Project) VRDO	0.980%	8/7/18	24,965	24,965
1	Idaho Building Authority Revenue (State Office
	Campus Project) TOB VRDO	0.990%	8/7/18	4,310	4,310
					29,275
Illinois (4.9%)
	Channahon IL Revenue (Morris Hospital) VRDO	0.980%	8/7/18 LOC	6,215	6,215
	Channahon IL Revenue (Morris Hospital) VRDO	0.980%	8/7/18 LOC	4,170	4,170
	Channahon IL Revenue (Morris Hospital) VRDO	0.980%	8/7/18 LOC	3,640	3,640
	Channahon IL Revenue (Morris Hospital) VRDO	0.980%	8/7/18 LOC	3,845	3,845
	Channahon IL Revenue (Morris Hospital) VRDO	0.980%	8/7/18 LOC	4,580	4,580
1	Chicago IL Metropolitan Water Reclamation
	District GO TOB VRDO	1.020%	8/7/18	12,000	12,000
	Chicago IL Midway Airport Revenue VRDO	0.980%	8/7/18 LOC	34,275	34,275
	Du Page County IL Revenue (Morton
	Arboretum) VRDO	1.000%	8/7/18 LOC	26,100	26,100
	Illinois Development Finance Authority Revenue
	(American College of Surgeons) VRDO	0.960%	8/7/18 LOC	18,500	18,500
	Illinois Development Finance Authority Revenue
	(Chicago Horticultural Society) VRDO	1.000%	8/7/18 LOC	16,000	16,000
	Illinois Educational Facilities Authority (Pooled
	Financing Program) CP	1.300%	8/1/18 LOC	5,786	5,786
	Illinois Educational Facilities Authority (Pooled
	Financing Program) CP	1.390%	8/29/18 LOC	12,793	12,793

Illinois Educational Facilities Authority (Pooled
Financing Program) CP	1.390%	8/30/18 LOC	18,491	18,491
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.970%	8/7/18	5,200	5,200
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.920%	8/7/18	14,140	14,140
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	1.240%	2/26/19	6,500	6,500
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.970%	8/7/18	2,250	2,250
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.970%	8/7/18	8,000	8,000
1 Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago) TOB VRDO	0.970%	8/7/18	10,000	10,000
1 Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago) TOB VRDO	1.040%	8/7/18 (Prere.)	12,590	12,590
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.980%	8/7/18 LOC	10,200	10,200
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	1.000%	8/7/18 LOC	24,000	24,000
Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.940%	8/7/18 LOC	7,830	7,830
Illinois Finance Authority Revenue (Illinois
College) VRDO	0.960%	8/7/18 LOC	5,375	5,375
1 Illinois Finance Authority Revenue (NorthShore
University Health System) TOB VRDO	0.970%	8/7/18	6,375	6,375
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.950%	8/7/18 LOC	10,585	10,585
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.970%	8/7/18	8,990	8,990
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.970%	8/7/18	49,815	49,815
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.970%	8/7/18	9,000	9,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.940%	8/7/18	32,610	32,610
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.940%	8/7/18	17,315	17,315
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.970%	8/7/18 (Prere.)	10,200	10,200
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.970%	8/7/18	6,665	6,665
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.970%	8/7/18	6,400	6,400
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.990%	8/7/18 (Prere.)	30,825	30,825
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.920%	8/7/18	13,205	13,205
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	0.970%	8/7/18	14,475	14,475
Illinois Housing Development Authority Revenue
(Lakeshore Plaza) VRDO	0.940%	8/7/18	19,860	19,860
Illinois Housing Development Authority Revenue
(Larkin Village) VRDO	0.980%	8/7/18	10,930	10,930

1	Illinois Housing Development Authority Revenue
	TOB VRDO	0.970%	8/7/18	6,790	6,790
1	Illinois Toll Highway Authority Revenue TOB
	VRDO	0.970%	8/7/18 LOC	71,155	71,155
1	Illinois Toll Highway Authority Revenue TOB
	VRDO	0.990%	8/7/18	3,100	3,100
	Illinois Toll Highway Authority Revenue VRDO	0.910%	8/7/18 LOC	70,180	70,180
	Illinois Toll Highway Authority Revenue VRDO	0.920%	8/7/18 LOC	5,000	5,000
	Illinois Toll Highway Authority Revenue VRDO	0.940%	8/7/18	50,340	50,340
	Illinois Toll Highway Authority Revenue VRDO	0.980%	8/7/18	51,625	51,625
1	Illinois Toll Highway Authority Toll Highway
	Revenue TOB VRDO	0.970%	8/7/18	10,210	10,210
1	Illinois Toll Highway Authority Toll Highway
	Revenue TOB VRDO	1.040%	8/7/18	30,565	30,565
	Illinois Toll Highway Authority Toll Highway
	Revenue VRDO	0.900%	8/7/18 LOC	5,940	5,940
1	Northwestern Memorial Healthcare Obligated
	Group TOB VRDO	0.970%	8/7/18	5,600	5,600
	Southwestern Illinois Development Authority
	Health Facilities Revenue (Hospital Sisters
	Services Inc.) CP	1.580%	8/1/18	10,000	10,000
1	Will County IL GO TOB VRDO	0.970%	8/7/18 LOC	5,000	5,000
					845,235
Indiana (0.7%)
	Indiana Finance Authority Environmental
	Improvement Revenue (Ispat Inland Inc.
	Project) VRDO	1.000%	8/7/18 LOC	33,140	33,140
1	Indiana Finance Authority Health System
	Revenue (Sisters of St. Francis Health
	Services Inc. Obligated Group) TOB VRDO	0.980%	8/7/18	2,500	2,500
1	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)
	TOB VRDO	0.990%	8/7/18	12,000	12,000
	Indiana Finance Authority Revenue (Ascension
	Health Credit Group) VRDO	0.930%	8/7/18	22,325	22,325
1	Indianapolis IN Local Public Improvement Bond
	Bank Revenue TOB VRDO	1.140%	8/7/18	13,360	13,360
	Indianapolis IN Thermal Energy System
	Revenue	5.000%	10/1/18 (Prere.)	18,000	18,106
	Rockport IN Pollution Control Revenue (AEP
	Generating Company Project) VRDO	0.970%	8/7/18 LOC	14,925	14,925
	Trustee of Indiana Univ. CP Series 2018	1.480%	8/20/18	4,500	4,500
					120,856
Iowa (0.2%)
	Iowa Finance Authority Single Family Mortgage
	Revenue VRDO	0.950%	8/7/18	20,000	20,000
	Iowa Finance Authority Single Family Mortgage
	Revenue VRDO	0.950%	8/7/18	6,000	6,000
1	Iowa Special Obligation Revenue (Ijobs
	Program) TOB VRDO	1.020%	8/7/18 (Prere.)	8,500	8,500
					34,500
Kansas (0.3%)
1,2 Johnson County KS Water District Revenue
	TOB PUT	1.090%	8/9/18	12,435	12,435
1	Kansas Department of Transportation Highway
	Revenue TOB VRDO	0.970%	8/7/18	6,400	6,400

1	Kansas Development Finance Authority Hospital
	Revenue (Adventist Health System/Sunbelt
	Obligated Group) TOB VRDO	0.970%	8/7/18	7,425	7,425
1	Wyandotte County KS Unified School District
	No. 500 GO TOB VRDO	0.960%	8/7/18	10,100	10,100
1	Wyandotte County KS Unified School District
	No. 500 GO TOB VRDO	0.970%	8/7/18 LOC	7,500	7,500
1	Wyandotte County KS Unified School District
	No. 500 GO TOB VRDO	1.070%	8/7/18	12,400	12,400
					56,260
Kentucky (0.4%)
	Kentucky Economic Development Finance
	Authority Hospital Facilities Revenue (St.
	Elizabeth Medical Center Inc.) VRDO	1.020%	8/7/18	27,225	27,225
1	Kentucky Infrastructure Authority Wastewater &
	Drinking Water Revenue TOB VRDO	0.960%	8/7/18	6,945	6,945
1	Kentucky Infrastructure Authority Wastewater &
	Drinking Water Revenue TOB VRDO	0.970%	8/7/18	7,190	7,190
1	Kentucky Turnpike Authority Economic
	Development Road Revenue (Revitalization
	Project) TOB VRDO	0.960%	8/7/18	6,380	6,380
1	Louisville & Jefferson County KY Metropolitan
	Government Parking Revenue TOB VRDO	0.970%	8/7/18 (Prere.)	6,130	6,130
1,2 Louisville & Jefferson County KY Metropolitan
	Sewer & Drain System Revenue TOB PUT	1.090%	10/11/18	11,190	11,190
					65,060
Louisiana (1.1%)
1	Louisiana Gasoline & Fuel Tax Revenue TOB
	VRDO	0.970%	8/7/18	5,415	5,415
1	Louisiana Gasoline & Fuel Tax Revenue TOB
	VRDO	0.970%	8/7/18	8,250	8,250
1	Louisiana GO TOB VRDO	0.970%	8/7/18 LOC	10,000	10,000
	St. James Parish LA Revenue (NuStar Logistics
	LP Project) VRDO	0.980%	8/7/18 LOC	55,440	55,440
	St. James Parish LA Revenue (NuStar Logistics
	LP Project) VRDO	0.980%	8/7/18 LOC	47,200	47,200
	St. James Parish LA Revenue (Nustar Logistics
	LP Project) VRDO	0.990%	8/7/18 LOC	31,200	31,200
	St. James Parish LA Revenue (NuStar Logistics
	LP Project) VRDO	0.990%	8/7/18 LOC	34,300	34,300
					191,805
Maryland (2.8%)
	Anne Arundel County MD GO	5.000%	10/1/18	6,525	6,563
	Anne Arundel County MD GO	5.000%	10/1/18	2,265	2,278
	Baltimore County MD GO	4.000%	3/18/19	91,480	92,880
1,2 Baltimore MD Project Revenue TOB PUT		1.140%	1/2/19 LOC	5,000	5,000
1	Baltimore MD Project Revenue TOB VRDO	0.970%	8/7/18	6,000	6,000
1	Baltimore MD Project Revenue TOB VRDO	0.970%	8/7/18	5,080	5,080
1	BlackRock Maryland Municipal Bond Trust
	VRDO	1.090%	8/7/18 LOC	3,600	3,600
1	Maryland Health & Higher Educational Facilities
	Authority Revenue (Johns Hopkins Health
	System) TOB VRDO	0.970%	8/7/18	6,665	6,665
1	Maryland Health & Higher Educational Facilities
	Authority Revenue (Johns Hopkins University)
	TOB VRDO	0.970%	8/7/18	11,165	11,165

	Maryland Health & Higher Educational Facilities
	Authority Revenue (University of Maryland
	Medical System) VRDO	0.940%	8/7/18 LOC	54,950	54,950
	Maryland Health & Higher Educational Facilities
	Authority Revenue VRDO	0.900%	8/7/18 LOC	47,050	47,050
	Maryland Health & Higher Educational Facilities
	Authority Revenue VRDO	0.980%	8/7/18 LOC	14,700	14,700
1,2 Maryland Transportation Authority Facilities
	Projects Revenue TOB PUT	1.090%	10/25/18	10,000	10,000
	Maryland Transportation Authority Passenger
	Facility Charge Revenue
	(Baltimore/Washington International Airport)
	VRDO	0.960%	8/7/18 LOC	23,640	23,640
	Montgomery County MD GO CP	1.640%	8/2/18	25,000	25,000
	Montgomery County MD GO CP	1.100%	8/14/18	65,000	65,000
	Montgomery County MD Revenue (CHE Trinity
	Health Credit Group) PUT	1.400%	9/4/18	43,000	43,000
1,2 University of Maryland Auxiliary Facility & Tuition
	Revenue TOB PUT	1.090%	9/13/18	6,700	6,700
	Washington Suburban Sanitation District
	Maryland BAN VRDO	1.020%	8/7/18	19,700	19,700
	Washington Suburban Sanitation District
	Maryland GO VRDO	1.020%	8/7/18	27,150	27,150
					476,121
Massachusetts (1.6%)
1,2 Billerica MA GO TOB PUT		1.090%	8/9/18	4,300	4,300
	Massachusetts Bay Transportation Authority
	General Transportation Revenue VRDO	0.950%	8/7/18	6,150	6,150
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue PUT	1.240%	2/26/19	8,220	8,220
1	Massachusetts Bay Transportation Authority
	Sales Tax Revenue TOB VRDO	0.960%	8/7/18	9,900	9,900
1	Massachusetts Development Finance Agency
	Revenue (Partners Healthcare) TOB VRDO	0.960%	8/7/18	4,000	4,000
1	Massachusetts GO TOB VRDO	0.940%	8/7/18	6,000	6,000
1	Massachusetts GO TOB VRDO	0.960%	8/7/18 LOC	7,500	7,500
1	Massachusetts GO TOB VRDO	0.960%	8/7/18	4,497	4,497
1	Massachusetts GO TOB VRDO	0.970%	8/7/18 (Prere.)	3,750	3,750
1	Massachusetts GO TOB VRDO	0.970%	8/7/18 LOC	75,000	75,000
1	Massachusetts GO TOB VRDO	0.980%	8/7/18	3,335	3,335
1	Massachusetts GO TOB VRDO	0.980%	8/7/18	3,750	3,750
1	Massachusetts Health & Educational Facilities
	Authority Revenue (Partners Healthcare
	System) TOB VRDO	0.970%	8/7/18 (Prere.)	8,900	8,900
	Massachusetts Health & Educational Facilities
	Authority Revenue (Pool Loan Program)
	VRDO	0.920%	8/7/18 LOC	7,100	7,100
	Massachusetts Health & Educational Facilities
	Authority Revenue (South Coast Health
	System) VRDO	0.900%	8/7/18 LOC	1,100	1,100
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.960%	8/7/18	4,600	4,600
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.970%	8/7/18	4,125	4,125
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.970%	8/7/18	7,000	7,000

1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	1.090%	8/23/18	3,900	3,900
1,2 Massachusetts Special Obligation Dedicated
	Tax Revenue TOB PUT	1.120%	1/2/19 LOC	4,000	4,000
1	Massachusetts Water Resources Authority
	Revenue TOB VRDO	0.970%	8/7/18 (Prere.)	5,000	5,000
	Quincy MA BAN	2.500%	1/18/19	14,056	14,125
	University of Massachusetts Building Authority
	Revenue PUT	1.240%	2/26/19	61,275	61,275
1	University of Massachusetts Building Authority
	Revenue TOB VRDO	0.970%	8/7/18	8,000	8,000
1	University of Massachusetts Building Authority
	Revenue TOB VRDO	0.970%	8/7/18	7,500	7,500
1	University of Massachusetts Building Authority
	TOB VRDO	0.940%	8/7/18	3,935	3,935
					276,962
Michigan (2.3%)
1	Detroit MI Sewage Disposal System Revenue
	TOB VRDO	0.980%	8/7/18 (13)	18,150	18,150
1	Detroit MI Sewage Disposal System Revenue
	TOB VRDO	0.980%	8/7/18 (13)	20,095	20,095
	Kent Hospital Finance Authority Michigan
	Revenue (Spectrum Health System) PUT	1.190%	2/26/19	36,255	36,255
1	Michigan Building Authority Revenue TOB
	VRDO	1.000%	8/7/18	8,500	8,500
	Michigan Building Authority Revenue VRDO	0.940%	8/7/18 LOC	68,985	68,985
	Michigan Finance Authority Revenue (Trinity
	Health Credit Group) PUT	1.400%	9/4/18	20,000	20,000
1	Michigan Finance Authority Revenue (Trinity
	Health Credit Group) TOB VRDO	0.970%	8/7/18	3,780	3,780
1	Michigan Finance Authority Revenue (Trinity
	Health Credit Group) TOB VRDO	0.970%	8/7/18	3,000	3,000
1	Michigan Finance Authority Revenue (Trinity
	Health Credit Group) TOB VRDO	0.970%	8/7/18 LOC	14,300	14,300
1	Michigan Finance Authority Revenue (Trinity
	Health Credit Group) TOB VRDO	0.980%	8/7/18	4,070	4,070
1	Michigan Hospital Finance Authority Revenue
	(Ascension Health Credit Group) TOB VRDO	0.970%	8/7/18	4,475	4,475
1	Michigan Housing Development Authority
	Revenue TOB VRDO	0.970%	8/7/18	7,500	7,500
	Michigan Housing Development Authority
	Revenue VRDO	0.980%	8/7/18	106,650	106,650
1	Michigan Housing Development Authority Single
	Family Mortgage Revenue TOB VRDO	0.970%	8/7/18	15,835	15,835
	Michigan Housing Development Authority Single
	Family Mortgage Revenue VRDO	0.970%	8/7/18	42,315	42,315
1	Michigan State Housing Development Authority
	TOB VRDO	0.970%	8/7/18	7,500	7,500
	Regents of the University of Michigan CP	1.630%	8/6/18	15,000	15,000
1	University of Michigan Revenue TOB VRDO	0.970%	8/7/18	5,977	5,977
1	University of Michigan Revenue TOB VRDO	0.970%	8/7/18	1,400	1,400
					403,787
Minnesota (0.6%)
1	Minneapolis MN Health Care System Revenue
	(Fairview Health Services) TOB VRDO	0.970%	8/7/18 LOC	16,400	16,400

1	Minneapolis MN Health Care System Revenue
	(Fairview Health Services) TOB VRDO	0.970%	8/7/18 LOC	40,150	40,150
	Minnesota GO	5.000%	8/1/18	19,925	19,925
1	Minnesota GO TOB VRDO	0.970%	8/7/18	3,510	3,510
	Minnesota Housing Finance Agency Residential
	Housing Revenue VRDO	0.950%	8/7/18	4,500	4,500
	Minnesota Housing Finance Agency Residential
	Housing Revenue VRDO	0.990%	8/7/18	13,150	13,150
	St. Paul MN Housing & Redevelopment
	Authority Revenue (Highland Ridge Project)
	VRDO	0.930%	8/7/18 LOC	5,250	5,250
1	Western Minnesota Municipal Power Agency
	Revenue TOB VRDO	0.970%	8/7/18	6,665	6,665
					109,550
Mississippi (0.2%)
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (North Mississippi Health
	Services) VRDO	0.930%	8/7/18	34,412	34,412

Missouri (0.8%)
1	BJC Healthcare Obligated Group Revenue TOB
	VRDO	0.970%	8/7/18	5,000	5,000
	Curators of the University of Missouri System
	Facilities Revenue CP	1.350%	10/5/18	19,000	19,000
1,2 Kansas City MO Water Revenue TOB PUT		1.090%	8/30/18	8,610	8,610
1	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) TOB VRDO	0.970%	8/7/18	8,000	8,000
1	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) TOB VRDO	0.970%	8/7/18	7,500	7,500
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.910%	8/7/18	8,950	8,950
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.910%	8/7/18	1,070	1,070
1	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (Mercy
	Health) TOB VRDO	0.970%	8/7/18	4,170	4,170
1	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (Mercy
	Health) TOB VRDO	0.970%	8/7/18	15,315	15,315
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (SSM
	Health System) VRDO	0.910%	8/7/18	24,000	24,000
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (SSM
	Health System) VRDO	0.910%	8/7/18	24,000	24,000
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	0.970%	8/7/18	6,665	6,665
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	0.970%	8/7/18	5,570	5,570
1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	0.970%	8/7/18	5,340	5,340

1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	0.970%	8/7/18	3,335	3,335
					146,525
Multiple States (11.6%)
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.960%	8/7/18 LOC	44,955	44,955
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.970%	8/7/18 LOC	43,425	43,425
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.970%	8/7/18 LOC	12,155	12,155
1,3 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.980%	8/7/18 LOC	367,370	367,370
1,3 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.980%	8/7/18 LOC	281,825	281,825
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.990%	8/7/18 LOC	28,945	28,945
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.990%	8/7/18 LOC	9,754	9,754
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	1.000%	8/7/18 LOC	65,040	65,040
1	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	1.040%	8/7/18	31,500	31,500
1	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	1.040%	8/7/18 LOC	7,000	7,000
1	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	0.990%	8/7/18 LOC	106,300	106,300
1	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.040%	8/7/18 LOC	35,000	35,000
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.030%	8/7/18 LOC	117,700	117,700
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.040%	8/7/18 LOC	127,800	127,800
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.040%	8/7/18	172,000	172,000
1	Nuveen Municipal Credit Income Fund VRDP
	VRDO	1.070%	8/7/18 LOC	107,000	107,000
1	Nuveen Quality Municipal Income Fund VRDP
	VRDO	1.090%	8/7/18 LOC	92,400	92,400
1	Nuveen Quality Municipal Income Fund VRDP
	VRDO	1.090%	8/7/18 LOC	43,000	43,000
1	Nuveen Quality Municipal Income Fund VRDP
	VRDO	1.090%	8/7/18 LOC	105,300	105,300
1	Western Asset Intermediate Municipal Fund Inc.
	VRDP VRDO	1.090%	8/7/18 LOC	18,200	18,200
1	Western Asset Managed Municipals Fund Inc.
	VRDP VRDO	1.090%	8/7/18 LOC	144,075	144,075
1	Western Asset Municipal Partners Fund Inc.
	VRDP VRDO	1.090%	8/7/18 LOC	50,200	50,200
					2,010,944
Nebraska (1.5%)
1	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System) TOB VRDO	0.970%	8/7/18 (13)(Prere.)	10,060	10,060
1,2 Douglas County NE School District No. 1 GO
	TOB PUT	1.090%	10/4/18	8,930	8,930
	Lincoln NE Electric System Revenue CP	1.250%	8/7/18	22,750	22,750

1	Nebraska Investment Finance Authority
	Multifamily Housing Revenue (Riverbend
	Apartments Project) VRDO	0.990%	8/7/18 LOC	5,390	5,390
	Nebraska Investment Finance Authority Single
	Family Housing Revenue VRDO	0.930%	8/7/18	72,185	72,185
	Nebraska Investment Finance Authority Single
	Family Housing Revenue VRDO	1.000%	8/7/18	28,245	28,245
1	Nebraska Public Power Agency Revenue TOB
	VRDO	0.980%	8/7/18 (13)	27,500	27,500
1	Nebraska Public Power Generation Agency
	Revenue (Whelan Energy Center Unit 2) TOB
	VRDO	0.980%	8/7/18 (13)	76,870	76,870
					251,930
Nevada (2.5%)
	Clark County NV Airport Improvement Revenue
	VRDO	0.950%	8/7/18 LOC	4,050	4,050
	Clark County NV Airport Improvement Revenue
	VRDO	0.980%	8/7/18 LOC	20,300	20,300
	Clark County NV Airport System Revenue
	VRDO	0.950%	8/7/18 LOC	27,975	27,975
1,2 Clark County NV GO TOB PUT		1.090%	9/20/18	8,635	8,635
1,2 Clark County NV GO TOB PUT		1.090%	10/4/18	6,400	6,400
1	Clark County NV Water Reclamation District GO
	TOB VRDO	0.970%	8/7/18 (Prere.)	14,805	14,805
1	Las Vegas NV Convention & Visitors Authority
	Revenue (Clark County) GO TOB VRDO	0.970%	8/7/18	6,840	6,840
1	Las Vegas NV GO TOB VRDO	0.970%	8/7/18	8,330	8,330
1	Las Vegas NV GO TOB VRDO	0.980%	8/7/18 (Prere.)	10,850	10,850
1	Las Vegas Valley Water District GO TOB VRDO	0.970%	8/7/18 LOC	10,000	10,000
	Las Vegas Valley Water District Nevada GO CP	1.640%	8/1/18	35,000	35,000
	Las Vegas Valley Water District Nevada GO CP	1.590%	8/2/18	6,000	6,000
	Las Vegas Valley Water District Nevada GO CP	1.530%	8/6/18	22,000	22,000
	Las Vegas Valley Water District Nevada GO CP	1.460%	8/9/18	50,000	50,000
	Las Vegas Valley Water District Nevada GO CP	1.360%	9/4/18	50,000	50,000
	Las Vegas Valley Water District Nevada GO CP	1.270%	10/3/18	50,000	50,000
1	Las Vegas Valley Water District Nevada GO
	TOB VRDO	0.970%	8/7/18	22,475	22,475
1	Las Vegas Valley Water District Nevada GO
	TOB VRDO	0.970%	8/7/18	16,500	16,500
1	Las Vegas Valley Water District Nevada GO
	TOB VRDO	0.980%	8/7/18	7,185	7,185
1,2 Nevada Highway Improvement Revenue (Motor
	Vehicle Fuel Tax) TOB PUT	1.090%	9/6/18	11,870	11,870
	Reno NV Hospital Revenue (Renown Regional
	Medical Center Project) VRDO	0.930%	8/7/18 LOC	27,305	27,305
	Truckee Meadows NV Water Authority Water
	Revenue	1.440%	9/5/18 LOC	7,500	7,500
					424,020
New Hampshire (0.1%)
1	New Hampshire Health & Education Facilities
	Authority Revenue (Dartmouth College) TOB
	VRDO	0.970%	8/7/18	13,225	13,225
1	New Hampshire Health & Education Facilities
	Authority Revenue (Dartmouth College) TOB
	VRDO	0.970%	8/7/18	8,000	8,000
					21,225

New Jersey (2.8%)
Bergen County NJ GO	2.500%	12/13/18	100,000	100,403
Bergen County NJ Improvement Authority
Revenue (Emerson/Oradell Land Acquisition
Project)	2.500%	12/12/18	7,500	7,529
Burlington County NJ Bridge Commission
Revenue	2.500%	12/12/18	7,500	7,527
Burlington County NJ GO	3.000%	5/9/19	50,000	50,416
Clifton NJ BAN	2.250%	10/4/18	26,737	26,793
East Hanover Township NJ BAN	2.000%	8/17/18	15,459	15,465
Essex County NJ BAN	2.500%	9/12/18	7,500	7,510
Freehold NJ BAN	2.500%	11/7/18	5,000	5,012
Hudson County NJ BAN	3.000%	12/12/18	76,000	76,411
Mahwah Township NJ BAN	2.000%	8/3/18	7,625	7,625
Mahwah Township NJ BAN	2.750%	8/2/19	12,250	12,364
Mercer County NJ BAN	2.000%	8/28/18	21,725	21,736
Monroe Township NJ BAN	3.000%	6/11/19	18,000	18,187
Montclair NJ GO	2.500%	11/2/18	6,270	6,284
New Jersey Economic Development Authority
Industrial Development Revenue (Ocean
Spray Cranberries Inc. Project) VRDO	1.090%	8/7/18 LOC	8,000	8,000
1 New Jersey Economic Development Authority
Revenue TOB VRDO	0.970%	8/7/18 LOC	65,200	65,200
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.900%	8/7/18	1,550	1,550
Ocean Township NJ Monmouth County BAN	3.000%	1/23/19	7,326	7,375
Rahway NJ BAN	2.250%	8/2/18	10,760	10,760
Rutgers State University New Jersey CP	1.580%	8/17/18	11,000	11,000
Secaucus NJ BAN	2.000%	8/10/18	4,600	4,601
Somerset County NJ Improvement Authority
Capital Equipment Lease Revenue	3.000%	12/14/18	5,000	5,029
				476,777
New Mexico (0.6%)
1 New Mexico Educational Assistance Foundation
Revenue TOB VRDO	1.010%	8/7/18 LOC	37,425	37,425
1 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.970%	8/1/18 (Prere.)	7,500	7,500
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.940%	8/7/18	51,550	51,550
				96,475
New York (12.1%)
Amherst NY BAN	2.000%	11/8/18	16,946	16,984
1 Battery Park City Authority New York Revenue
TOB VRDO	1.540%	8/1/18 LOC	4,350	4,350
Grand Island NY BAN	2.500%	10/11/18	10,300	10,327
Mechanicville NY School District BAN	3.000%	6/21/19	11,600	11,721
New Rochelle NY BAN	2.500%	3/1/19	8,100	8,146
New Rochelle NY City School District BAN	3.000%	7/12/19	25,000	25,283
1 New York City NY GO TOB VRDO	0.970%	8/7/18	8,250	8,250
New York City NY GO VRDO	1.510%	8/1/18	10,800	10,800
New York City NY GO VRDO	0.980%	8/7/18 LOC	46,700	46,700
New York City NY GO VRDO	0.990%	8/7/18 LOC	20,000	20,000
New York City NY GO VRDO	1.050%	8/7/18 LOC	35,160	35,160

New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.940%	8/7/18 LOC	35,200	35,200
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (1405 Fifth
Avenue Apartments) VRDO	0.950%	8/7/18 LOC	3,765	3,765
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot
Chelsea Development) VRDO	0.960%	8/7/18 LOC	14,170	14,170
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Morris
Avenue Apartments) VRDO	0.950%	8/7/18 LOC	14,700	14,700
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.970%	8/7/18 LOC	19,350	19,350
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.940%	8/7/18 LOC	114,000	114,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.940%	8/7/18 LOC	39,200	39,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.930%	8/7/18 LOC	48,200	48,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.970%	8/7/18 LOC	7,745	7,745
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.930%	8/7/18 LOC	31,000	31,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Rivereast Apartments) VRDO	0.950%	8/7/18 LOC	20,000	20,000
New York City NY Housing Development Corp.
Revenue VRDO	0.930%	8/7/18 LOC	15,400	15,400
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	0.940%	8/7/18 LOC	50,400	50,400
New York City NY Housing Finance Agency
Revenue (900 Eighth Avenue) VRDO	0.970%	8/7/18 LOC	26,500	26,500
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project) VRDO	0.950%	8/7/18 LOC	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.970%	8/7/18	14,030	14,030
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.970%	8/7/18	5,650	5,650
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.970%	8/7/18	16,800	16,800
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.970%	8/7/18	5,000	5,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.450%	8/1/18	7,425	7,425

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.940%	8/7/18	11,265	11,265
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.940%	8/7/18	16,400	16,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.940%	8/7/18	50,660	50,660
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.950%	8/7/18	7,000	7,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.980%	8/7/18	48,000	48,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.970%	8/7/18	10,535	10,535
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.960%	8/7/18	4,000	4,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.970%	8/7/18	6,200	6,200
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.970%	8/7/18	1,500	1,500
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.970%	8/7/18	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.970%	8/7/18	25,000	25,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.970%	8/7/18	17,020	17,020
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.900%	8/7/18 LOC	14,000	14,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.930%	8/7/18	41,220	41,220
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.890%	8/7/18	6,850	6,850
1 New York City Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.500%	8/1/18 LOC	22,500	22,500
1 New York City Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.500%	8/1/18 LOC	35,110	35,110
1 New York Liberty Development Corp. Revenue
(Bank of America Tower at One Bryant Park
Project) TOB VRDO	0.970%	8/7/18	9,000	9,000
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	1.000%	8/7/18 LOC	7,700	7,700
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.990%	8/7/18	22,200	22,200
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.940%	8/7/18 LOC	36,200	36,200
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.960%	8/7/18	5,820	5,820
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.970%	8/7/18 (Prere.)	6,425	6,425
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.970%	8/7/18	14,565	14,565

1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.970%	8/7/18	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.970%	8/7/18 (Prere.)	6,730	6,730
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.970%	8/7/18	1,875	1,875
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.970%	8/7/18	11,860	11,860
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.960%	8/7/18	16,770	16,770
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project) VRDO	0.950%	8/7/18 LOC	9,300	9,300
New York State Energy Research &
Development Authority Revenue
(Consolidated Edison Co. of New York, Inc.
Project) VRDO	1.020%	8/7/18 LOC	19,100	19,100
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.970%	8/7/18	3,640	3,640
New York State Housing Finance Agency
Housing Revenue (100 Maiden Lane) VRDO	0.980%	8/7/18 LOC	18,430	18,430
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.940%	8/7/18 LOC	91,900	91,900
New York State Housing Finance Agency
Housing Revenue (316 11th Avenue) VRDO	0.940%	8/7/18 LOC	25,000	25,000
New York State Housing Finance Agency
Housing Revenue (316 11th Avenue) VRDO	1.000%	8/7/18 LOC	20,000	20,000
New York State Housing Finance Agency
Housing Revenue (600 W 42nd Street) VRDO	0.970%	8/7/18 LOC	58,100	58,100
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	1.020%	8/7/18 LOC	37,000	37,000
New York State Housing Finance Agency
Housing Revenue (Dock Street) VRDO	0.980%	8/7/18 LOC	4,305	4,305
New York State Housing Finance Agency
Housing Revenue (West 20th Street) VRDO	0.970%	8/7/18 LOC	2,775	2,775
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	0.950%	8/7/18 LOC	13,000	13,000
New York State Housing Finance Agency
Revenue (101 West End) VRDO	0.950%	8/7/18 LOC	1,800	1,800
New York State Housing Finance Agency
Revenue (750 6th Ave) VRDO	1.000%	8/7/18 LOC	39,500	39,500
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.990%	8/7/18 LOC	49,790	49,790
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	1.020%	8/7/18 LOC	13,000	13,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	1.000%	8/7/18 LOC	2,580	2,580
New York State Housing Finance Agency
Revenue (Tower 31) VRDO	1.000%	8/7/18 LOC	45,800	45,800
New York State Housing Finance Agency
Revenue (West 38th Street) VRDO	0.950%	8/7/18 LOC	16,800	16,800

	New York State Housing Finance Agency
	Revenue VRDO	1.000%	8/7/18 LOC	9,900	9,900
	New York State Housing Financing Agency
	Revenue (Tribeca Park Housing) VRDO	0.930%	8/7/18 LOC	32,100	32,100
	New York State Local Government Assistance
	Corp. Revenue VRDO	0.940%	8/7/18	53,855	53,855
	New York State Mortgage Agency Homeowner
	Mortgage Revenue VRDO	1.530%	8/1/18	14,790	14,790
	New York State Mortgage Agency Homeowner
	Mortgage Revenue VRDO	1.530%	8/1/18	17,405	17,405
	New York State Mortgage Agency Homeowner
	Mortgage Revenue VRDO	1.530%	8/1/18	7,700	7,700
	New York State Mortgage Agency Homeowner
	Mortgage Revenue VRDO	1.080%	8/7/18	35,000	35,000
	New York State Mortgage Agency Revenue
	VRDO	0.990%	8/7/18	12,750	12,750
	New York State Power Authority Revenue CP	1.640%	8/16/18	44,023	44,023
	New York State Urban Development Corp.
	Revenue (Service Contract) VRDO	0.920%	8/7/18 LOC	6,315	6,315
	New York State Urban Development Corp.
	Revenue (Service Contract) VRDO	0.940%	8/7/18	14,605	14,605
1	New York State Urban Development Corp. TOB
	VRDO	0.960%	8/7/18	6,340	6,340
1	Nuveen New York AMT-Free Quality Municipal
	Income Fund VRDP VRDO	0.980%	8/7/18 LOC	21,200	21,200
1	Nuveen New York AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.000%	8/7/18 LOC	8,500	8,500
1	Nuveen New York AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.000%	8/7/18 LOC	10,000	10,000
1	Nuveen New York AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.000%	8/7/18 LOC	34,200	34,200
1	Nuveen New York Quality Municipal Fund VRDP
	VRDO	1.060%	8/7/18 LOC	33,700	33,700
	Nyack NY Union Free School District BAN	2.750%	6/21/19	9,480	9,564
	Plainview Old Bethpage NY Central School
	District BAN	2.000%	10/5/18	12,935	12,956
	Port Authority of New York & New Jersey
	Revenue CP	1.360%	8/16/18	7,110	7,110
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	0.950%	8/7/18	9,750	9,750
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	0.960%	8/7/18	3,735	3,735
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	0.960%	8/7/18	2,440	2,440
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	0.970%	8/7/18	3,055	3,055
1	Port Authority of New York & New Jersey
	Revenue TOB VRDO	1.000%	8/7/18	4,500	4,500
1	Utility Debt Securitization Authority New York
	Revenue TOB VRDO	0.970%	8/7/18	37,500	37,500
	Wappingers NY Central School District BAN	2.250%	8/15/18	6,780	6,783
	Washingtonville NY Central School District BAN	2.750%	6/26/19	10,300	10,391
					2,100,648
North Carolina (0.9%)
1,2 Appalachian State University NC TOB PUT		1.090%	8/23/18	12,260	12,260

1	Charlotte-Mecklenburg NC Hospital Authority
	Health Care System Revenue (Carolinas
	HealthCare System) TOB VRDO	0.970%	8/7/18	7,495	7,495
1	Charlotte-Mecklenburg NC Hospital Authority
	Health Care System Revenue (Carolinas
	HealthCare System) TOB VRDO	0.990%	8/7/18	1,335	1,335
1,2 Mecklenburg County NC GO TOB PUT		1.090%	9/13/18	5,600	5,600
	North Carolina Capital Facilities Finance Agency
	(Duke University Project) CP	1.130%	8/13/18	17,602	17,602
	North Carolina Capital Facilities Finance Agency
	(Duke University Project) CP	1.550%	9/25/18	6,262	6,262
1	North Carolina Capital Facilities Finance Agency
	Revenue (Duke University Project) TOB
	VRDO	0.960%	8/7/18	19,640	19,640
1	North Carolina Capital Facilities Finance Agency
	Revenue (Duke University Project) TOB
	VRDO	0.970%	8/7/18	2,285	2,285
1	North Carolina Capital Facilities Finance Agency
	Revenue (Duke University Project) TOB
	VRDO	0.970%	8/7/18 (Prere.)	2,495	2,495
1	North Carolina Capital Facilities Finance Agency
	Revenue (Duke University Project) TOB
	VRDO	0.970%	8/7/18	1,901	1,901
1	North Carolina Housing Finance Agency
	Homeownership Revenue TOB VRDO	0.970%	8/7/18	1,885	1,885
1	North Carolina Housing Finance Agency
	Homeownership Revenue TOB VRDO	0.970%	8/7/18	1,955	1,955
1	North Carolina Housing Finance Agency
	Revenue TOB VRDO	0.970%	8/7/18	7,125	7,125
1	North Carolina Housing Finance Agency TOB
	VRDO	0.970%	8/7/18	7,500	7,500
	North Carolina Medical Care Commission Health
	Care Facilities Revenue (Lenoir Memorial
	Hospital Project) VRDO	0.950%	8/7/18 LOC	14,195	14,195
	North Carolina Medical Care Commission
	Hospital Revenue (Moses Cone Health
	System) VRDO	0.860%	8/7/18	1,190	1,190
	North Carolina Medical Care Commission
	Hospital Revenue (Moses Cone Health
	System) PUT	1.290%	2/26/19	20,735	20,735
1	North Carolina Revenue TOB VRDO	0.970%	8/7/18	6,800	6,800
1	North Carolina Turnpike Authority Revenue TOB
	VRDO	0.970%	8/7/18	8,455	8,455
1,2 Union County NC Enterprise System Revenue
	TOB PUT	1.090%	8/30/18	7,850	7,850
					154,565
Ohio (3.5%)
	American Municipal Power Ohio Inc. RAN	3.000%	6/27/19	3,000	3,030
	Avon Lake OH BAN	3.000%	7/10/19	14,500	14,643
1	Cincinnati OH City School District GO TOB
	VRDO	0.970%	8/7/18	5,000	5,000
	Cleveland OH Clinic Health System Obligated
	Group Revenue	1.220%	9/19/18	36,650	36,650
1	Cleveland OH Department of Public Utilities
	Division of Water TOB VRDO	0.970%	8/7/18 LOC	17,150	17,150

Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.990%	8/7/18	7,900	7,900
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.990%	8/7/18	18,000	18,000
Columbus OH Regional Airport Authority Airport
Revenue (Flight Safety International Inc.
Project) VRDO	1.010%	8/7/18	51,430	51,430
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	0.960%	8/7/18 LOC	10,980	10,980
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	0.960%	8/7/18 LOC	3,750	3,750
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.960%	8/7/18 LOC	6,030	6,030
1 Euclid OH City School District GO TOB	0.970%	8/7/18 LOC	5,000	5,000
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.930%	8/7/18 LOC	14,955	14,955
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.980%	8/7/18	4,000	4,000
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.930%	8/7/18	12,675	12,675
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.930%	8/7/18 LOC	3,330	3,330
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center) VRDO	0.920%	8/7/18	34,160	34,160
1 Hamilton County OH Sewer System Revenue
TOB VRDO	0.970%	8/7/18	12,750	12,750
Independence OH BAN	2.000%	12/5/18	4,600	4,609
Kent OH BAN	2.000%	8/23/18	4,495	4,497
Lake County OH Building Facilities
Improvements BAN	2.000%	1/17/19	5,200	5,209
Lakewood OH Income Tax Revenue	2.500%	3/28/19	15,100	15,178
Mason OH City School District BAN	3.000%	1/23/19	4,360	4,389
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.970%	8/7/18	3,785	3,785
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.980%	8/7/18 LOC	17,425	17,425
1 Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement) TOB
VRDO	0.970%	8/7/18	6,800	6,800
Ohio GO VRDO	0.940%	8/7/18	4,885	4,885
Ohio GO VRDO	0.940%	8/7/18	26,475	26,475
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) CP	1.540%	8/2/18	17,495	17,495
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) CP	1.440%	8/23/18	37,000	37,000
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.970%	8/7/18 (Prere.)	10,995	10,995
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.950%	8/7/18	3,500	3,500

	Ohio Housing Finance Agency Residential
	Mortgage Revenue VRDO	0.980%	8/7/18	7,810	7,810
	Ohio Housing Finance Agency Residential
	Mortgage Revenue VRDO	0.990%	8/7/18	22,255	22,255
	Ohio Housing Finance Agency Residential
	Mortgage Revenue VRDO	1.100%	8/7/18	12,940	12,940
	Ohio Infrastructure Improvement GO VRDO	0.940%	8/7/18	1,395	1,395
	Ohio State University General Receipts
	Revenue CP	1.700%	8/7/18	17,180	17,180
	Ohio State University General Receipts
	Revenue CP	1.700%	9/6/18	15,990	15,990
	Ohio State University General Receipts
	Revenue CP	1.700%	9/13/18	16,630	16,630
1	Ohio State University General Receipts
	Revenue TOB VRDO	1.000%	8/7/18	5,750	5,750
1	Ohio State University General Receipts
	Revenue TOB VRDO	1.000%	8/7/18	5,750	5,750
1,2 Ohio University General Receipts Revenue TOB
	PUT	1.140%	12/3/18 LOC	5,000	5,000
1	Ohio Water Development Authority Fresh Water
	Revenue TOB VRDO	0.970%	8/7/18 LOC	45,000	45,000
	Strongsville OH BAN	3.000%	6/27/19	4,000	4,041
1	Toledo OH Waterworks Revenue TOB VRDO	1.020%	8/7/18	8,000	8,000
	Union Township OH BAN	2.000%	9/6/18	15,305	15,318
1	Warren County OH Port Authority Revenue
	(Corridor 75 Park Project)	7.000%	12/1/18 (Prere.)	5,085	5,176
					611,910
Oklahoma (0.0%)
1	Oklahoma Turnpike Authority Revenue TOB
	VRDO	0.970%	8/7/18	7,500	7,500

Oregon (1.7%)
	Clackamas County OR Hospital Facility
	Authority Revenue (Legacy Health System)
	VRDO	1.010%	8/7/18 LOC	8,060	8,060
1,2 Clackamas County OR School District No. 7J
	Lake Oswego GO TOB PUT	1.090%	9/27/18	13,110	13,110
	Oregon Facilities Authority Revenue
	(PeaceHealth) VRDO	0.940%	8/7/18 LOC	28,700	28,700
	Oregon Facilities Authority Revenue
	(PeaceHealth) VRDO	0.940%	8/7/18 LOC	26,825	26,825
	Oregon Facilities Authority Revenue (Reed
	College Projects) VRDO	0.960%	8/7/18	35,845	35,845
	Oregon GO	5.000%	9/28/18	135,000	135,860
1	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	TOB VRDO	1.020%	8/7/18	3,070	3,070
	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	VRDO	0.990%	8/7/18	39,000	39,000
1,2 Portland OR Water System Revenue TOB PUT		1.090%	9/6/18	9,500	9,500
					299,970
Pennsylvania (1.3%)
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.500%	8/1/18 LOC	39,100	39,100

1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.540%	8/1/18 LOC	18,320	18,320
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.970%	8/7/18 LOC	9,890	9,890
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	1.060%	8/7/18	2,100	2,100
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	1.060%	8/7/18	6,600	6,600
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	1.060%	8/7/18	10,000	10,000
	Jackson PA Authority for Industrial Development
	Revenue (StoneRidge Retirement Living)
	VRDO	1.000%	8/7/18 LOC	6,400	6,400
1	Pennsylvania Higher Educational Facilities
	Authority Revenue (Presbyterian Medical
	Center) TOB VRDO	0.970%	8/7/18 (Prere.)	7,200	7,200
1	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue TOB VRDO	0.970%	8/7/18	1,250	1,250
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	1.030%	8/7/18	8,455	8,455
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	1.030%	8/7/18	10,910	10,910
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	1.030%	8/7/18	650	650
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	1.030%	8/7/18	12,190	12,190
1	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	0.970%	8/7/18 LOC	60,000	60,000
	Philadelphia PA Airport Revenue VRDO	0.950%	8/7/18 LOC	21,700	21,700
	Philadelphia PA Gas Works Revenue VRDO	0.930%	8/7/18 LOC	4,100	4,100
					218,865
Rhode Island (0.1%)
	Rhode Island Health & Educational Building
	Corp. Higher Education Facility Revenue
	(Rhode Island School of Design) VRDO	1.020%	8/7/18 LOC	12,195	12,195

South Carolina (1.4%)
1,2 Berkeley County SC School District GO TOB
	PUT	1.090%	8/16/18	4,845	4,845
	Charleston County SC School District BAN	5.000%	5/15/19	60,035	61,558
1	Charleston SC Waterworks & Sewer Capital
	Improvement Revenue TOB VRDO	0.970%	8/7/18	6,000	6,000
1	Charleston SC Waterworks & Sewer Capital
	Improvement Revenue TOB VRDO	0.970%	8/7/18 (Prere.)	7,500	7,500
1,2 Columbia SC Waterworks & Sewer System
	Revenue TOB PUT	1.090%	10/11/18	14,900	14,900
	Columbia SC Waterworks & Sewer System
	Revenue VRDO	0.960%	8/7/18 LOC	13,160	13,160
1	Greenwood SC Metropolitan Sewer System
	Revenue TOB VRDO	0.990%	8/7/18 (Prere.)	5,625	5,625
1,2 Lancaster County SC School District TOB PUT		1.090%	9/6/18	5,530	5,530

1,2 Lexington County SC School District No.1 GO
	TOB PUT	1.090%	8/2/18	6,000	6,000
1	McLeod Health Obligated Group TOB VRDO	0.970%	8/7/18	7,795	7,795
	South Carolina Association of Governmental
	Organizations CP	3.000%	3/1/19	57,766	58,167
	South Carolina Educational Facilities Authority
	Revenue (Columbia College) VRDO	1.010%	8/7/18 LOC	3,400	3,400
	South Carolina Jobs Economic Development
	Authority Industrial Revenue (South Carolina
	Electric & Gas Co. Project) VRDO	0.980%	8/7/18 LOC	34,555	34,555
	South Carolina Jobs Economic Development
	Authority Revenue (Heathwood Hall Episcopal
	School) VRDO	0.940%	8/7/18 LOC	1,600	1,600
1	South Carolina Public Service Authority
	Revenue TOB VRDO	1.040%	8/7/18 (Prere.)	10,640	10,640
	University of South Carolina School of Medicine
	Educational Trust Healthcare Facilities
	Revenue VRDO	0.940%	8/7/18 LOC	2,825	2,825
					244,100
Tennessee (5.0%)
	Blount County & Alcoa & Maryville TN Industrial
	Development Board Revenue (Local
	Government Public Improvement) VRDO	0.970%	8/7/18 LOC	7,365	7,365
	Blount County TN Public Building Authority
	Revenue (Local Government Public
	Improvement) VRDO	0.970%	8/7/18	37,925	37,925
	Blount County TN Public Building Authority
	Revenue (Local Government Public
	Improvement) VRDO	0.970%	8/7/18 LOC	9,145	9,145
	Blount County TN Public Building Authority
	Revenue (Local Government Public
	Improvement) VRDO	0.970%	8/7/18	19,860	19,860
1	Memphis TN GO TOB VRDO	0.970%	8/7/18 LOC	5,000	5,000
	Metropolitan Government of Nashville &
	Davidson County Tennessee GO CP	1.320%	8/21/18	35,000	35,000
	Metropolitan Government of Nashville &
	Davidson County Tennessee GO CP	1.330%	8/31/18	72,500	72,500
	Metropolitan Government of Nashville &
	Davidson County TN GO (Extendible) CP	1.670%	3/23/19	50,000	50,000
	Metropolitan Government of Nashville &
	Davidson County TN GO (Extendible) CP	1.660%	3/26/19	125,000	125,000
	Metropolitan Government of Nashville &
	Davidson County TN GO (Extendible) CP	1.380%	4/2/19	62,500	62,500
	Metropolitan Government of Nashville &
	Davidson County TN GO (Extendible) CP	1.370%	4/5/19	37,500	37,500
	Metropolitan Government of Nashville &
	Davidson County TN GO (Extendible) CP	1.450%	4/27/19	50,000	50,000
1	Metropolitan Government of Nashville &
	Davidson County TN GO TOB VRDO	0.960%	8/7/18	7,500	7,500
1	Metropolitan Government of Nashville &
	Davidson County TN Health & Educational
	Facilities Board Revenue (Vanderbilt
	University) TOB VRDO	0.970%	8/7/18	8,250	8,250
1	Rutherford County TN Health & Educational
	Facilities Board Revenue (Ascension Health
	Credit Group) TOB VRDO	0.970%	8/7/18	6,250	6,250

	Sevier County TN Public Building Authority
	Local Government Public Improvement
	Revenue VRDO	0.970%	8/7/18 LOC	11,600	11,600
	Sevier County TN Public Building Authority
	Local Government Public Improvement
	Revenue VRDO	0.970%	8/7/18	40,500	40,500
	Sevier County TN Public Building Authority
	Local Government Public Improvement
	Revenue VRDO	1.000%	8/7/18 LOC	29,680	29,680
	Shelby County TN GO VRDO	0.930%	8/7/18	99,620	99,620
	Tennessee GO CP	1.700%	8/9/18	43,443	43,443
	Tennessee GO CP	1.360%	9/13/18	43,096	43,096
	Tennessee GO CP	1.350%	10/9/18	31,974	31,974
1	Tennessee Housing Development Agency
	Residential Finance Program Revenue TOB
	VRDO	0.970%	8/7/18	7,500	7,500
1	Tennessee School Bond Authority Higher
	Educational Facilities Revenue (2nd Program)
	TOB VRDO	0.980%	8/7/18	19,040	19,040
					860,248
Texas (11.8%)
1	Alamo TX Regional Mobility Authority Revenue
	TOB VRDO	1.000%	8/7/18	7,500	7,500
1	Aldine TX Independent School District GO TOB
	VRDO	0.960%	8/7/18	8,205	8,205
1,2 Austin TX Electric Utility System Revenue TOB
	PUT	1.090%	8/16/18	7,245	7,245
1	Austin TX Independent School District GO TOB
	VRDO	0.970%	8/7/18 LOC	7,000	7,000
1	Bexar County TX GO TOB VRDO	0.970%	8/7/18 LOC	5,000	5,000
	Board of Regents of the Texas A&M University
	System Revenue Financing System Revenue
	CP	1.630%	8/1/18	7,293	7,293
	Board of Regents of the Texas A&M University
	System Revenue Financing System Revenue
	CP	1.620%	8/2/18	19,714	19,714
	Board of Regents of the Texas A&M University
	System Revenue Financing System Revenue
	CP	1.700%	8/3/18	24,000	24,000
	Board of Regents of the Texas A&M University
	System Revenue Financing System Revenue
	CP	1.310%	9/18/18	16,678	16,678
1	Dallas TX Area Rapid Transit Sales Tax
	Revenue TOB VRDO	0.970%	8/7/18	5,500	5,500
	Dallas TX Waterworks & Sewer System
	Revenue CP	1.640%	8/2/18	21,700	21,700
	Dallas TX Waterworks & Sewer System
	Revenue CP	1.370%	9/26/18	8,100	8,100
1	Denton TX Independent School District TOB
	VRDO	0.970%	8/7/18	3,750	3,750
	Denton TX Independent School District GO
	VRDO	0.980%	8/7/18	27,880	27,880
1	Grand Parkway Transportation Corp. Texas
	System Toll Revenue TOB VRDO	0.970%	8/7/18	23,145	23,145
1	Grand Parkway Transportation Corp. Texas
	TOB VRDO	0.970%	8/7/18	8,625	8,625

	Gulf Coast TX Industrial Development Authority
	Revenue (ExxonMobil Project) VRDO	1.500%	8/1/18	2,700	2,700
1	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Children's
	Hospital Project) TOB VRDO	0.970%	8/7/18	8,200	8,200
1	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System) TOB VRDO	1.540%	8/1/18 LOC	13,525	13,525
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Memorial Hermann
	Health System) VRDO	0.930%	8/7/18	56,980	56,980
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	1.460%	8/16/18	40,000	40,000
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	1.460%	8/16/18	20,105	20,105
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	1.530%	8/23/18	6,800	6,800
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	1.280%	9/13/18	90,000	90,000
1	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital) TOB VRDO	1.040%	8/7/18	4,800	4,800
1	Harris County TX GO TOB VRDO	0.970%	8/7/18	8,070	8,070
1	Harris County TX GO TOB VRDO	0.970%	8/7/18	8,160	8,160
1	Harris County TX GO TOB VRDO	0.970%	8/7/18 LOC	10,000	10,000
	Harris County TX Health Facilities Development
	Corp. Revenue (Methodist Hospital System)
	VRDO	1.540%	8/1/18	10,000	10,000
	Harris County TX Hospital District Revenue
	VRDO	0.980%	8/7/18 LOC	37,375	37,375
1	Harris County TX Revenue TOB VRDO	0.970%	8/7/18	7,500	7,500
1,2 Hays TX Consolidated Independent School
	District GO TOB PUT	1.090%	10/11/18	4,670	4,670
1	Houston TX Community College System TOB
	VRDO	0.970%	8/7/18	5,625	5,625
1	Houston TX Community College System TOB
	VRDO	0.970%	8/7/18	5,560	5,560
1	Houston TX Airport System Revenue TOB
	VRDO	0.980%	8/7/18	12,000	12,000
	Houston TX Combined Utility System CP	1.460%	8/6/18 LOC	25,000	25,000
	Houston TX Combined Utility System CP	1.200%	8/21/18	2,500	2,500
	Houston TX Combined Utility System CP	1.600%	8/21/18	6,000	6,000
	Houston TX Combined Utility System CP	1.600%	8/21/18	35,000	35,000
	Houston TX Combined Utility System CP	1.600%	8/21/18	25,000	25,000
	Houston TX Combined Utility System CP	1.600%	8/21/18	20,000	20,000
	Houston TX Combined Utility System CP	1.790%	9/27/18	25,000	25,000
	Houston TX Combined Utility System CP	1.790%	9/27/18	10,000	10,000
	Houston TX Combined Utility System CP	1.790%	9/27/18	10,000	10,000
	Houston TX GO CP	1.280%	9/6/18	5,000	5,000
1	Houston TX GO TOB VRDO	0.970%	8/7/18 LOC	5,000	5,000
1	Houston TX Higher Education Finance Corp.
	Revenue (Rice University Project) TOB VRDO	0.970%	8/7/18	6,665	6,665
1	Houston TX Utility System Revenue TOB VRDO	0.970%	8/7/18	12,240	12,240

	Houston TX Utility System Revenue VRDO	0.920%	8/7/18 LOC	23,300	23,300
	Houston TX Utility System Revenue VRDO	0.920%	8/7/18 LOC	49,825	49,825
	Houston TX Utility System Revenue VRDO	0.920%	8/7/18	95,000	95,000
	Houston TX Utility System Revenue VRDO	0.920%	8/7/18 LOC	8,600	8,600
1,2 Judson TX Independent School District GO TOB
	PUT	1.090%	8/23/18	10,600	10,600
1	Katy TX Independent School District TOB VRDO	0.980%	8/7/18	5,015	5,015
1	Lamar TX Consolidated Independent School
	District GO TOB VRDO	0.970%	8/7/18 LOC	5,000	5,000
1	Lone Star TX College System GO TOB VRDO	0.970%	8/7/18 LOC	19,065	19,065
1	Lower Colorado River Authority Texas Revenue
	TOB VRDO (Transmission Contract)	0.970%	8/7/18 LOC	5,000	5,000
	Mesquite TX Independent School District School
	Building VRDO	0.980%	8/7/18	13,675	13,675
	Northwest Independent School District Texas
	GO VRDO	0.980%	8/7/18	12,870	12,870
1	Princeton TX Independent School District GO
	TOB VRDO	0.970%	8/7/18 LOC	5,600	5,600
	Red River TX Education Finance Corp. Revenue
	(Texas Christian University Project) VRDO	0.980%	8/7/18	15,500	15,500
	Riesel TX Industrial Development Corp. Solid
	Waste Disposal Revenue (Sandy Creek
	Energy Associates, LP) VRDO	0.960%	8/7/18 LOC	50,000	50,000
	Riesel TX Industrial Development Corp. Solid
	Waste Disposal Revenue (Sandy Creek
	Energy Associates, LP) VRDO	0.960%	8/7/18 LOC	50,000	50,000
1	San Antonio TX Electric & Gas Systems
	Revenue TOB VRDO	0.960%	8/7/18	7,500	7,500
1	San Antonio TX Electric & Gas Systems
	Revenue TOB VRDO	0.980%	8/7/18	14,465	14,465
	San Antonio TX Water Revenue CP	1.400%	8/2/18	54,705	54,705
1	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Baylor
	Health Care System Project) TOB VRDO	0.990%	8/7/18	5,555	5,555
1	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Baylor Scott
	& White Healthcare Project) TOB VRDO	0.970%	8/7/18	39,605	39,605
	Tarrant County TX Cultural Education Facilities
	Finance Corp. Revenue (CHRISTUS Health)
	VRDO	0.950%	8/7/18 LOC	43,900	43,900
	Tarrant County TX Cultural Education Facilities
	Finance Corp. Revenue (CHRISTUS Health)
	VRDO	0.950%	8/7/18 LOC	20,010	20,010
1	Tarrant County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Health
	Resources) TOB VRDO	0.970%	8/7/18	5,000	5,000
1	Tarrant County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Health
	Resources) TOB VRDO	0.970%	8/7/18	6,250	6,250
	Tarrant County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Health
	Resources) VRDO	0.940%	8/7/18	9,650	9,650
	Texas (Veterans Housing Assistance Program)
	GO VRDO	0.950%	8/7/18	4,770	4,770
	Texas Department of Housing & Community
	Affairs Single Mortgage Revenue VRDO	1.000%	8/7/18	17,235	17,235
	Texas GO	1.040%	8/7/18	83,500	83,500

	Texas GO	5.000%	10/1/18	1,000	1,006
	Texas GO VRDO	0.970%	8/7/18	28,290	28,290
	Texas State University System Financing
	System Revenue (Extendible) CP	1.310%	4/13/19	48,600	48,600
	Texas Tech University CP	1.730%	8/6/18	12,500	12,500
	Texas Tech University CP	1.300%	9/4/18	31,305	31,305
	Texas TRAN	4.000%	8/30/18	250,440	250,961
	Texas Transportation Commission Mobility Fund
	GO VRDO	0.900%	8/7/18	23,000	23,000
1	Texas Water Development Board Revenue TOB
	VRDO	0.970%	8/7/18	5,900	5,900
1	Texas Water Development Board Revenue TOB
	VRDO	0.970%	8/7/18	4,750	4,750
1	Texas Water Development Board Revenue TOB
	VRDO	0.970%	8/7/18	3,300	3,300
1	Texas Water Development Board Revenue TOB
	VRDO	0.970%	8/7/18	3,750	3,750
	Trinity River Authority of Texas Central Regional
	Wastewater System Revenue (Extendible) CP	1.270%	4/21/19	63,000	63,000
	University of North Texas University Revenue
	Financing System CP	1.180%	4/8/19	14,800	14,800
	University of North Texas University Revenue
	Financing System CP	1.190%	4/13/19	10,000	10,000
	University of North Texas University Revenue
	Financing System CP	1.170%	4/15/19	10,000	10,000
	University of Texas System Revenue Financing
	System Revenue CP	1.390%	8/1/18	8,700	8,700
	University of Texas System Revenue Financing
	System Revenue CP	1.480%	8/20/18	25,000	25,000
	University of Texas System Revenue Financing
	System Revenue CP	1.320%	9/4/18	23,500	23,500
	University of Texas System Revenue Financing
	System Revenue CP	1.300%	9/5/18	25,000	24,997
	University of Texas System Revenue Financing
	System Revenue CP	1.350%	10/2/18	11,000	11,000
	University of Texas System Revenue Financing
	System Revenue CP	1.580%	10/3/18	8,500	8,500
1	Whitehouse Independent School District GO
	TOB VRDO	0.970%	8/7/18 LOC	4,750	4,750
					2,039,614
Utah (0.1%)
	Murray UT Hospital Revenue (IHC Health
	Services) VRDO	1.480%	8/1/18	6,400	6,400
1	University of Utah Revenue TOB VRDO	1.010%	8/7/18 (Prere.)	7,680	7,680
	Utah Housing Finance Agency Single Family
	Mortgage Revenue VRDO	1.010%	8/7/18	2,665	2,665
1	Utah Transit Authority Sales Tax Revenue TOB
	VRDO	0.970%	8/7/18	3,300	3,300
					20,045
Virginia (0.7%)
	Albemarle County VA Economic Development
	Hospital Revenue (Sentara Martha Jefferson
	Hospital) VRDO	0.920%	8/7/18	16,000	16,000
1,2 Alexandria VA GO TOB PUT		1.090%	10/11/18	4,800	4,800

	Fairfax County VA Economic Development
	Authority Facilities Revenue (County Facilities
	Project)	4.000%	10/1/18	2,150	2,159
1,2 Hampton Roads VA Sanitation & Wastewater
	District Revenue TOB PUT	1.090%	8/2/18	11,000	11,000
1	Hampton Roads VA Transportation
	Accountability Commission Revenue TOB
	VRDO	0.970%	8/7/18	7,830	7,830
1	Hampton Roads VA Transportation
	Accountability Commission Revenue TOB
	VRDO	0.970%	8/7/18	11,250	11,250
1,2 Portsmouth VA GO TOB PUT		1.090%	8/23/18	11,580	11,580
	Stafford County VA Industrial Development
	Authority Revenue (VML/VACo
	Commonwealth Loan Program) VRDO	0.990%	8/7/18 LOC	2,015	2,015
1,2 Suffolk VA GO TOB PUT		1.090%	10/25/18	4,620	4,620
1,2 University of Virginia Revenue TOB PUT		1.090%	8/30/18	5,315	5,315
1	Virginia College Building Authority Educational
	Facilities Revenue (21st Century College &
	Equipment Programs) TOB VRDO	0.970%	8/7/18	4,025	4,025
1	Virginia Commonwealth Transportation Board
	Revenue TOB VRDO	0.960%	8/7/18	5,000	5,000
1	Virginia Commonwealth Transportation Board
	Revenue TOB VRDO	0.970%	8/7/18	3,000	3,000
1	Virginia Housing Development Authority
	Commonwealth Mortgage Revenue TOB
	VRDO	0.960%	8/7/18	5,000	5,000
	Virginia Public Building Authority Public Facilities
	Revenue VRDO	0.920%	8/7/18	29,900	29,900
					123,494
Washington (2.5%)
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue TOB
	VRDO	0.970%	8/7/18	2,665	2,665
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue TOB
	VRDO	0.970%	8/7/18	2,885	2,885
1	City of Seattle WA Municipal Light & Power
	Revenue TOB VRDO	0.970%	8/7/18	3,000	3,000
1	City of Seattle WA Municipal Light & Power
	Revenue TOB VRDO	0.970%	8/7/18	3,000	3,000
1	King County WA School District No. 401 GO
	TOB VRDO	0.970%	8/7/18 LOC	5,000	5,000
	King County WA School District No. 414 GO	4.000%	12/1/18	2,950	2,975
1,2 King County WA School District No. 414 GO
	TOB PUT	1.090%	10/25/18	8,800	8,800
1	King County WA Sewer Revenue TOB VRDO	0.970%	8/7/18	2,100	2,100
1	Northwest Energy Washington Electric Revenue
	(Columbia Generating Station) TOB VRDO	0.970%	8/7/18	8,250	8,250
1	Pierce County WA School District No. 10
	(Tacoma) GO TOB VRDO	0.970%	8/7/18	2,650	2,650
1	Pierce County WA School District No. 10
	(Tacoma) GO TOB VRDO	0.970%	8/7/18	2,400	2,400
	Port of Seattle WA Revenue VRDO	1.000%	8/7/18 LOC	51,850	51,850
1	Port of Tacoma WA TOB VRDO	1.020%	8/7/18	6,000	6,000
1	Seattle WA Drain and Wastewater Revenue
	TOB PUT	1.470%	8/1/18	12,240	12,240

1,2 Seattle WA GO TOB PUT		1.090%	10/11/18	4,530	4,530
1,2 Seattle WA Municipal Light & Power Revenue
	TOB PUT	1.090%	9/27/18	10,220	10,220
1,2 Seattle WA Water System Revenue TOB PUT		1.090%	10/25/18	11,775	11,775
	Tacoma WA Housing Authority Revenue
	(Sunset Apartment Projects) VRDO	1.000%	8/7/18 LOC	12,850	12,850
1	TES Properties Washington Lease Revenue
	TOB VRDO	1.020%	8/7/18 (Prere.)	10,125	10,125
	University of Washington Revenue CP	1.600%	10/2/18	25,000	25,000
1	Washington GO TOB VRDO	0.970%	8/7/18	2,250	2,250
1	Washington GO TOB VRDO	0.970%	8/7/18	5,100	5,100
1	Washington GO TOB VRDO	0.970%	8/7/18	8,325	8,325
1	Washington GO TOB VRDO	0.970%	8/7/18	4,700	4,700
1	Washington Health Care Facilities Authority
	Revenue (Children's Hospital & Regional
	Medical Center) TOB VRDO	0.970%	8/7/18	21,280	21,280
1	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services) TOB
	VRDO	0.970%	8/7/18	1,875	1,875
	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)
	VRDO	0.920%	8/7/18	73,625	73,625
	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)
	VRDO	0.920%	8/7/18	18,235	18,235
1	Washington Health Care Facilities Authority
	Revenue (Seattle Children's Hospital) TOB
	VRDO	0.970%	8/7/18	3,275	3,275
	Washington Higher Education Facilities
	Authority Revenue (Seattle University) VRDO	0.960%	8/7/18 LOC	11,965	11,965
	Washington Higher Education Facilities
	Authority Revenue (Whitman College Project)
	VRDO	0.960%	8/7/18	21,900	21,900
	Washington Housing Finance Commission Multi-
	Family Housing Revenue (Merrill Gardens at
	Kirkland Project) VRDO	0.980%	8/7/18 LOC	24,600	24,600
	Washington Housing Finance Commission Multi-
	Family Housing Revenue (Reserve at SeaTac
	Apartments Project) VRDO	0.950%	8/7/18 LOC	33,000	33,000
	Washington Housing Finance Commission Multi-
	Family Housing Revenue (Vintage at
	Silverdale Senior Living Project) VRDO	0.980%	8/7/18 LOC	14,880	14,880
					433,325
West Virginia (0.7%)
	West Virginia Hospital Finance Authority
	Hospital Revenue (Cabell Huntington Hospital
	Inc.) VRDO	0.970%	8/7/18 LOC	7,800	7,800
	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area Medical
	Center Inc.) VRDO	0.910%	8/7/18 LOC	107,370	107,370
					115,170
Wisconsin (3.6%)
	Chippewa Falls WI Area Unified School District
	BAN	3.000%	1/10/19	12,000	12,037
1,2 Milwaukee WI Metropolitan Sewer District GO
	TOB PUT	1.090%	9/13/18	5,410	5,410

	Milwaukee WI RAN	4.000%	5/16/19	100,000	101,684
	University of Wisconsin Hospitals & Clinics
	Authority Revenue VRDO	0.920%	8/7/18 LOC	30,650	30,650
1,2 Verona WI Area School District GO TOB PUT		1.090%	8/2/18	17,810	17,810
1	Wisconsin Annual Appropriation Revenue TOB
	VRDO	0.970%	8/7/18 (Prere.)	11,085	11,085
	Wisconsin Department of Transportation
	Revenue CP	1.700%	8/2/18	10,000	10,000
	Wisconsin GO (Extendible) CP	1.720%	12/28/18	20,000	20,000
	Wisconsin GO (Extendible) CP	1.610%	2/10/19	13,399	13,399
	Wisconsin GO (Extendible) CP	1.560%	3/17/19	43,523	43,523
	Wisconsin GO (Extendible) CP	1.420%	4/5/19	45,910	45,910
	Wisconsin GO (Extendible) CP	1.420%	4/6/19	42,574	42,574
	Wisconsin GO (Extendible) CP	1.340%	4/13/19	37,494	37,494
	Wisconsin GO CP	1.660%	8/3/18	21,125	21,125
1	Wisconsin Health & Educational Facilities
	Authority Revenue (Ascension Health Credit
	Group) TOB VRDO	0.970%	8/7/18	9,000	9,000
1	Wisconsin Health & Educational Facilities
	Authority Revenue (Ascension Health Credit
	Group) TOB VRDO	0.970%	8/7/18	5,000	5,000
1	Wisconsin Health & Educational Facilities
	Authority Revenue (Ascension Health Credit
	Group) TOB VRDO	0.970%	8/7/18	1,500	1,500
1	Wisconsin Health & Educational Facilities
	Authority Revenue (Ascension Health Credit
	Group) TOB VRDO	0.970%	8/7/18	5,000	5,000
1	Wisconsin Health & Educational Facilities
	Authority Revenue (Children's Hospital of
	Wisconsin Inc.) TOB VRDO	0.970%	8/7/18	5,000	5,000
1	Wisconsin Health & Educational Facilities
	Authority Revenue (Children's Hospital of
	Wisconsin Inc.) TOB VRDO	0.990%	8/7/18	2,000	2,000
1	Wisconsin Health & Educational Facilities
	Authority Revenue (Medical College
	Wisconsin) TOB VRDO	0.970%	8/7/18	11,615	11,615
1	Wisconsin Health & Educational Facilities
	Authority Revenue (Medical College
	Wisconsin) TOB VRDO	0.970%	8/7/18	3,320	3,320
	Wisconsin Health & Educational Facilities
	Authority Revenue (Medical College
	Wisconsin) VRDO	0.910%	8/7/18 LOC	64,900	64,900
	Wisconsin Housing & Economic Development
	Authority Home Ownership Revenue VRDO	0.950%	8/7/18	20,200	20,200
	Wisconsin Housing & Economic Development
	Authority Home Ownership Revenue VRDO	0.950%	8/7/18	26,000	26,000
	Wisconsin Housing & Economic Development
	Authority Multi-Family Revenue VRDO	0.950%	8/7/18	23,575	23,575
1	Wisconsin Public Finance Authority Lease
	Development Revenue (KU Campus
	Development Corp. - Central District
	Development Project) TOB VRDO	1.050%	8/7/18	41,335	41,335
					631,146

Wyoming (0.1%)
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	0.950%	8/7/18 LOC	17,710	17,710

Total Tax-Exempt Municipal Bonds (Cost $16,165,671)				16,165,671
			Shares
Temporary Cash Investment (4.3%)
Money Market Fund (4.3%)
4 Vanguard Municipal Cash Management Fund
(Cost $747,992)	1.062%		7,479,878	748,063

Total Investments (97.7%) (Cost $16,913,663)				16,913,734
Other Assets and Liabilities-Net (2.3%)				403,791
Net Assets (100%)				17,317,525

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate value of these securities was $5,921,261,000, representing 34.2% of net assets.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Municipal Money Market Fund

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.7%)
Alabama (1.5%)
1	Alabama Federal Aid Highway Finance Authority
	Special Obligation Revenue TOB VRDO	0.970%	8/7/18	14,540	14,540
	Black Belt Energy Gas District Alabama Gas
	Prepay Revenue (Project No. 3) PUT	5.000%	12/1/19	500	520
	Black Belt Energy Gas District Alabama Gas
	Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21	1,000	1,088
	Black Belt Energy Gas District Alabama Gas
	Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22	2,255	2,495
2	Black Belt Energy Gas District Alabama Gas
	Prepay Revenue (Project No. 3) PUT	2.302%	12/1/23	17,500	17,500
	Black Belt Energy Gas District Alabama Gas
	Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	21,000	22,324
	Black Belt Energy Gas District Alabama Gas
	Supply Revenue PUT	4.000%	6/1/21	8,900	9,282
	Black Belt Energy Gas District Alabama Gas
	Supply Revenue PUT	4.000%	7/1/22	20,000	21,150
	Chatom AL Industrial Development Board Gulf
	Opportunity Zone Revenue (PowerSouth
	Energy Cooperative Projects) PUT	1.550%	8/1/18	6,900	6,900
	Jefferson County AL GO	4.000%	4/1/19	5,820	5,917
	Jefferson County AL GO	5.000%	4/1/20	2,500	2,631
	Jefferson County AL GO	5.000%	4/1/21	2,000	2,155
	Jefferson County AL GO	5.000%	4/1/22	3,500	3,850
	Jefferson County AL GO	5.000%	4/1/23	1,000	1,120
	Jefferson County AL Revenue	5.000%	9/15/19	940	976
	Jefferson County AL Revenue	5.000%	9/15/20	1,250	1,332
	Jefferson County AL Revenue	5.000%	9/15/21	1,625	1,771
	Jefferson County AL Revenue	5.000%	9/15/22	625	694
	Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,507
	Mobile AL Industrial Development Board
	Pollution Control Revenue (Alabama Power
	Co.) PUT	1.625%	10/2/18	10,000	10,000
	Mobile County AL Board of School
	Commissioners GO	5.000%	3/1/19	850	866
	Mobile County AL Board of School
	Commissioners GO	5.000%	3/1/20	1,275	1,333
	Southeast Alabama Gas Supply District
	Revenue	5.000%	4/1/20	1,265	1,327
	Southeast Alabama Gas Supply District
	Revenue	5.000%	4/1/21	3,000	3,216
	Southeast Alabama Gas Supply District
	Revenue	4.000%	6/1/21	875	920
	Southeast Alabama Gas Supply District
	Revenue	5.000%	4/1/22	5,000	5,464
	Southeast Alabama Gas Supply District
	Revenue	4.000%	6/1/22	1,225	1,300
	Southeast Alabama Gas Supply District
	Revenue	5.000%	4/1/23	10,395	11,542

Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/23	2,000	2,138
Southeast Alabama Gas Supply District
Revenue	4.000%	6/1/24	30,000	31,905
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.930%	8/7/18 LOC	26,000	26,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.930%	8/7/18 LOC	32,600	32,600
				246,363
Alaska (0.2%)
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/19	7,505	7,743
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/20	6,900	7,298
Anchorage AK GO	5.000%	9/1/22	1,500	1,679
Anchorage AK GO	5.000%	9/1/22	1,000	1,119
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/22	1,500	1,661
North Slope Borough AK GO	5.000%	6/30/20 (Prere.)	5,000	5,312
				24,812
Arizona (1.0%)
Arizona COP	5.250%	10/1/20 (4)	7,855	8,177
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	1,000	1,044
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.790%	2/5/20	12,500	12,673
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/18	500	506
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,504
Arizona School Facilities Board COP	5.000%	9/1/19	7,500	7,773
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/20	2,000	2,124
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	1,685	1,834
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19 (ETM)	240	249
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19	1,230	1,280
Glendale AZ GO	4.000%	7/1/19 (4)	1,600	1,636
Glendale AZ GO	4.000%	7/1/20 (4)	2,920	3,042
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	4.000%	1/1/19	3,000	3,031
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT	5.000%	10/18/22	11,000	12,260
1 Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) TOB VRDO	0.970%	8/7/18	16,850	16,850
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	3,837
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	11,870	12,936

Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	11,565	12,604
Phoenix AZ GO	4.000%	7/1/20	10,095	10,544
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/21 (Prere.)	4,215	4,582
Pima County AZ Sewer Revenue	5.000%	7/1/21	3,000	3,265
Pima County AZ Tucson Unified School District
No. 1 GO	4.000%	7/1/19 (15)	1,355	1,386
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	13,125	13,323
Tempe AZ Excise Tax Revenue	5.000%	7/1/19	2,025	2,090
Tempe AZ Industrial Development Authority
Revenue (Mirabella at ASU Project)	4.000%	10/1/23	7,250	7,294
Tucson AZ Water System Revenue	5.000%	7/1/19	2,050	2,116
Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	1.450%	9/4/18	9,250	9,252
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/19	1,000	1,032
				158,244
Arkansas (0.0%)
Baxter County AR Hospital Revenue	5.000%	9/1/18	1,000	1,002
Baxter County AR Hospital Revenue	5.000%	9/1/19	1,440	1,482
				2,484
California (6.0%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	23,995	24,024
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.640%	10/1/19	5,500	5,518
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	57,570	57,396
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.540%	4/1/20	2,500	2,513
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	7,500	7,535
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	11,475	11,543
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	7,200	7,242
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	1.160%	12/1/20	12,250	12,268
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.940%	8/7/18 (Prere.)	6,310	6,310
California GO	5.000%	2/1/19	825	841
California GO	5.500%	4/1/19	17,830	18,341
California GO	5.000%	8/1/19	46,145	47,873
California GO	5.000%	9/1/19	28,795	29,953
3 California GO	5.000%	10/1/19	5,000	5,215
California GO	5.000%	8/1/20	20,000	21,385
California GO	5.000%	8/1/20	10,325	11,040
California GO	5.000%	9/1/20	5,500	5,895
California GO	5.000%	9/1/20	14,105	15,118
California GO	5.000%	9/1/20	10,075	10,799

California GO	5.250%	10/1/20	2,000	2,089
California GO	5.000%	8/1/21	14,000	15,379
California GO	5.000%	11/1/21	43,730	48,357
California GO	5.000%	11/1/21	14,180	15,680
2 California GO PUT	2.293%	12/3/18	10,275	10,279
California GO PUT	3.000%	12/1/19	28,825	29,168
2 California GO PUT	1.230%	12/1/20	26,000	26,009
2 California GO PUT	2.224%	12/1/21	2,750	2,783
California GO PUT	4.000%	12/1/21	1,000	1,065
2 California GO PUT	1.320%	12/1/22	27,000	27,068
1 California GO TOB VRDO	1.040%	8/7/18	27,760	27,760
1 California GO TOB VRDO	1.040%	8/7/18	62,165	62,165
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/20	600	630
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/21	1,000	1,085
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	11,400	11,287
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	1,800	1,927
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,955
2 California Infrastructure & Economic
Development Bank Revenue (Academy
Sciences)	0.000%	8/1/21	14,500	14,500
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	2.006%	4/1/20	5,625	5,646
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	2.006%	4/1/20	4,500	4,517
2 California Infrastructure & Economic
Development Bank Revenue PUT	2.099%	2/1/21	25,000	25,113
California Municipal Finance Authority Revenue
(Biola University)	4.000%	10/1/19	205	210
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/20	305	325
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/19	500	508
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	625	653
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,072
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	1.650%	10/1/18	20,000	20,002
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	1.850%	8/1/18	2,250	2,250
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/19	8,760	8,975
California State University Systemwide Revenue
PUT	3.000%	11/1/19	21,000	21,211

	California Statewide Communities Development
	Authority Health Facility Revenue (Catholic
	Healthcare West)	1.700%	8/3/18 (4)	31,075	31,075
	California Statewide Communities Development
	Authority Health Facility Revenue (Catholic
	Healthcare West)	1.700%	8/3/18 (4)	3,150	3,150
	California Statewide Communities Development
	Authority Health Facility Revenue (Catholic
	Healthcare West)	1.800%	8/3/18 (4)	8,800	8,800
	California Statewide Communities Development
	Authority Revenue (Adventist Health
	System/West)	4.000%	3/1/19	500	508
1	California Statewide Communities Development
	Authority Revenue (Cottage Health System
	Obligated Group) TOB VRDO	1.090%	8/7/18	13,435	13,435
1	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente) TOB
	VRDO	0.940%	8/7/18	11,715	11,715
	California Statewide Communities Development
	Authority Revenue (Rady Children's Hospital -
	San Diego)	4.000%	8/15/18	1,565	1,567
	California Statewide Communities Development
	Authority Student Housing Revenue (CHF-
	Irvine LLC - UCI East Campus Apartments
	Phase II)	5.000%	5/15/19	500	513
	California Statewide Communities Development
	Authority Student Housing Revenue (CHF-
	Irvine LLC - UCI East Campus Apartments
	Phase II)	5.000%	5/15/20	500	527
	Capistrano CA Unified School District Special
	Tax Revenue	5.000%	9/1/18 (15)	2,000	2,006
	Capistrano CA Unified School District Special
	Tax Revenue	5.000%	9/1/19 (15)	2,080	2,155
1,2 Eaton Vance California Municipal Bond Fund II		1.790%	7/1/19	1,325	1,326
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue PUT	5.000%	1/15/20	1,475	1,514
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/19	1,130	1,155
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/20	3,000	3,152
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/21	1,250	1,350
1	Fresno CA Unified School District GO TOB
	VRDO	1.090%	8/7/18	8,760	8,760
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/19	5,640	5,806
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/20	3,335	3,537
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/21	2,745	2,989
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/22	7,165	7,990
1	Golden State Tobacco Securitization Corp.
	California Revenue TOB VRDO	1.040%	8/7/18 LOC	9,325	9,325
	Jurupa CA Public Financing Authority Special
	Tax Revenue	4.000%	9/1/18	380	381

Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/19	610	633
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/18	1,185	1,197
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	1,500	1,563
Los Angeles CA GO	5.000%	9/1/18	6,900	6,921
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	1,200	1,314
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/18	1,000	1,003
Menifee CA Union School District Public
Financing Authority Revenue	4.000%	9/1/19	1,000	1,026
Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,500
Northern California Gas Authority No. 1
Revenue	2.196%	7/1/19	6,720	6,722
1 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.950%	8/7/18 LOC	10,000	10,000
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,555
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,556
Palomar Pomerado Health California Revenue	4.000%	11/1/18	815	819
Roseville CA Special Tax Revenue	3.000%	9/1/18	275	275
Roseville CA Special Tax Revenue	4.000%	9/1/19	875	894
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/19	785	815
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/21	2,550	2,811
1 Sacramento CA Municipal Utility District
Revenue TOB VRDO	0.960%	8/7/18	4,985	4,985
1 Sacramento CA Municipal Utility District
Revenue TOB VRDO	0.990%	8/7/18	7,500	7,500
1 San Diego CA Community College District GO
TOB VRDO	0.990%	8/7/18 (Prere.)	4,200	4,200
San Diego County CA Regional Transportation
Commission Revenue	4.000%	4/1/21	40,000	42,547
San Francisco CA City & County Unified School
District GO	3.000%	6/15/20	7,205	7,406
San Francisco CA City & County Unified School
District GO	5.000%	6/15/21	7,045	7,735
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/19	700	719
Santa Clara County CA GO	5.000%	8/1/19 (Prere.)	12,500	12,955
Southern California Public Power Authority
Revenue (Magnolia Power Project) PUT	2.000%	7/1/20	8,750	8,776
Washington Township CA Health Care District
Revenue	5.000%	7/1/19	370	380
Washington Township CA Health Care District
Revenue	5.000%	7/1/20	625	658
Western California Municipal Water District
Revenue PUT	1.500%	10/1/20	7,325	7,274
				962,952
Colorado (1.3%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/19	1,000	1,045

Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/20	1,455	1,566
3 Adams County CO COP	4.000%	12/1/19	1,250	1,290
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/19	675	691
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/20	1,495	1,574
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/21	1,000	1,075
Colorado Health Facilities Authority Hospital
Revenue (The Evangelical Lutheran Good
Samaritan Society Project)	5.000%	6/1/22	720	788
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)
PUT	2.800%	5/15/23	3,000	3,019
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	2,500	2,832
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	2/1/19	2,280	2,314
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/20	6,955	7,140
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.875%	11/6/19	7,250	7,234
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	2.673%	11/12/20	5,000	5,030
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	2.673%	11/12/20	7,500	7,545
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	1.110%	8/7/18 LOC	11,805	11,805
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	4.000%	1/1/20	500	512
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,644
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/18	600	604
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	4.000%	6/1/19	1,000	1,018
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/21	2,500	2,613
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.940%	8/7/18	22,990	22,990
2 Colorado Public Highway Authority Revenue
PUT	2.287%	9/1/19	3,000	3,009
2 Colorado Public Highway Authority Revenue
PUT	2.433%	9/1/21	3,000	3,034
Denver CO City & County Airport Revenue	1.750%	8/3/18 (12)	13,050	13,050
Denver CO City & County Airport Revenue	1.690%	8/2/18 (12)	6,050	6,050
Denver CO City & County Airport Revenue	5.000%	11/15/22	5,000	5,350
2 Denver CO City & County Airport Revenue PUT	2.325%	11/15/19	15,905	15,953

Moffat County CO Pollution Control Revenue
(Tri-State Generation & Transmission
Association Inc.) PUT	2.000%	10/3/22	13,500	13,404
Park Creek CO Metropolitan District Limited
Property Tax Revenue	4.000%	12/1/18	350	353
Park Creek CO Metropolitan District Limited
Property Tax Revenue	4.000%	12/1/20	1,055	1,101
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	5.000%	1/15/22	2,800	2,880
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	5.125%	7/15/23	3,250	3,351
Southlands CO Metropolitan District GO	3.000%	12/1/22	275	275
University of Colorado Enterprise System
Revenue	5.000%	6/1/20	1,500	1,591
University of Colorado Enterprise System
Revenue	5.000%	6/1/22	700	780
University of Colorado Hospital Authority
Revenue PUT	4.000%	3/1/20	40,645	41,597
University of Colorado Hospital Authority
Revenue PUT	5.000%	3/1/22	10,000	10,845
				208,952
Connecticut (2.1%)
Bridgeport CT GO	5.000%	8/15/20 (4)	7,115	7,529
2 Connecticut GO	1.710%	9/15/18	4,000	4,004
2 Connecticut GO	2.040%	5/15/19	5,000	5,029
2 Connecticut GO	1.860%	9/15/19	1,000	1,006
Connecticut GO	5.000%	6/15/22	4,675	5,121
Connecticut GO	5.000%	6/15/23	1,000	1,114
1 Connecticut GO TOB VRDO	0.980%	8/7/18 LOC	23,000	23,000
Connecticut Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) PUT	1.650%	3/1/19	2,350	2,348
Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.)	5.000%	12/1/18	350	354
Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.)	3.000%	12/1/19	750	763
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/21	1,380	1,484
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/22	765	836
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.200%	2/1/19	5,000	4,993
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	2/6/19	5,350	5,337
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	2/6/19	4,845	4,833
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	17,550	17,463
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	8,450	8,408
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.300%	2/3/20	58,500	58,223
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.650%	2/3/20	17,400	17,408

Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.800%	2/9/21	23,500	23,465
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.800%	2/9/21	16,125	16,101
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.050%	7/12/21	58,500	58,733
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	13,500	15,039
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	3,210	3,576
2 Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital
Inc.) PUT	1.952%	7/1/19	9,750	9,751
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program PUT	1.500%	11/15/20	3,770	3,709
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/20	2,500	2,654
1 Connecticut Special Tax Revenue
(Transportation Infrastructure) TOB VRDO	1.000%	8/7/18	4,550	4,550
Hartford County CT Metropolitan District BAN	3.000%	8/1/18	7,500	7,500
Hartford County CT Metropolitan District GO	5.000%	7/15/21	1,310	1,424
Hartford County CT Metropolitan District GO	5.000%	7/15/22	1,000	1,109
Hartford County CT Metropolitan District GO	5.000%	7/15/23	525	592
Hartford CT GO	5.000%	8/15/18 (15)	3,500	3,504
Hartford CT GO	5.000%	4/1/19 (ETM)	2,150	2,197
Hartford CT GO	5.000%	7/1/19 (4)	700	720
Hartford CT GO	5.000%	10/1/19 (ETM)	1,525	1,585
New Britain CT GO	5.000%	3/1/19 (ETM)	1,000	1,020
New Britain CT GO	5.000%	3/1/20 (ETM)	1,050	1,105
New Britain CT GO	5.000%	3/1/20 (15)	125	132
New Haven CT GO	5.000%	8/15/21 (4)	1,000	1,086
South Central Connecticut Regional Water
Authority Water System Revenue	5.000%	8/1/18 (Prere.)	5,000	5,000
				333,805
Delaware (0.3%)
Delaware GO	5.000%	2/1/19	1,000	1,018
Delaware GO	5.000%	2/1/21	1,560	1,684
Delaware GO	5.000%	3/1/21	1,585	1,715
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/19	3,500	3,613
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/20	825	876
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/23	10,000	11,152
New Castle County DE GO	5.000%	10/1/20	7,470	8,003
New Castle County DE GO	5.000%	10/1/22	5,520	6,204
1 University of Delaware Revenue TOB VRDO	1.030%	8/7/18	9,170	9,170
				43,435
District of Columbia (0.4%)
District of Columbia Housing Finance Agency
Multifamily Housing Revenue (Park 7 at
Minnesota Benning Project) VRDO	0.900%	8/7/18 LOC	41,400	41,400
1 District of Columbia Income Tax Revenue TOB
VRDO	0.970%	8/7/18	12,910	12,910
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/19	500	520

	Washington DC Convention & Sports Authority
	Revenue	5.000%	10/1/20	2,500	2,668
	Washington DC Convention & Sports Authority
	Revenue	5.000%	10/1/21	2,500	2,731
					60,229
Florida (2.8%)
	Brevard County FL Health Facilities Authority
	Revenue (Health First Inc. Project)	5.000%	4/1/19	750	768
	Broward County FL Airport System Revenue	5.000%	10/1/18	700	704
1	Broward County FL Airport System Revenue
	TOB VRDO	0.970%	8/7/18 LOC	31,360	31,360
	Broward County FL School Board COP	5.000%	7/1/19	2,430	2,507
	Broward County FL School Board COP	5.000%	7/1/20	5,470	5,801
	Broward County FL School Board COP	5.000%	7/1/22	4,830	5,359
	Cape Coral FL Special Obligation Revenue	4.000%	10/1/18	600	603
	Cape Coral FL Utility Improvement Special
	Assessment Revenue	1.400%	9/1/18 (4)	745	745
	Cape Coral FL Utility Improvement Special
	Assessment Revenue	1.650%	9/1/19 (4)	1,100	1,099
	Cape Coral FL Utility Improvement Special
	Assessment Revenue	1.900%	9/1/20 (4)	955	951
	Cape Coral FL Utility Improvement Special
	Assessment Revenue	2.000%	9/1/21 (4)	1,200	1,185
	Central Florida Expressway Authority BAN	1.625%	1/1/19	54,595	54,603
	Citizens Property Insurance Corp. Florida
	Revenue (Coastal Account)	5.000%	6/1/20	4,350	4,533
	Citizens Property Insurance Corp. Florida
	Revenue (Personal Lines
	Account/Commercial Lines Account)	5.000%	6/1/19	6,700	6,888
	Escambia County FL Pollution Control Revenue
	(Gulf Power Co. Project) PUT	2.100%	4/11/19	1,250	1,252
	Escambia County FL Solid Waste Disposal
	System Revenue (Gulf Power Co. Project)
	PUT	1.800%	11/19/20	20,000	19,685
	Florida Board of Education Lottery Revenue	5.000%	7/1/21	21,010	22,923
	Florida Board of Education Public Education
	Capital Outlay GO	5.000%	6/1/19	4,610	4,744
4,§ Florida Board of Education Public Education
	Revenue	5.000%	6/1/21	5,190	5,635
4,§ Florida Board of Education Public Education
	Revenue	5.000%	6/1/22	4,885	5,431
	Florida Department of Environmental Protection
	& Preservation Revenue	5.000%	7/1/20	13,160	13,966
1	Florida Housing Finance Corp. Homeowner
	Mortgage Revenue TOB VRDO	0.970%	8/7/18	12,635	12,635
	Florida Municipal Power Agency Revenue	5.000%	10/1/18	800	805
	Florida Municipal Power Agency Revenue	5.000%	10/1/19	800	832
	Florida Municipal Power Agency Revenue	5.000%	10/1/20	6,090	6,496
	Halifax Hospital Medical Center Florida Hospital
	Revenue	5.000%	6/1/19	825	846
	Halifax Hospital Medical Center Florida Hospital
	Revenue	5.000%	6/1/19	250	256
	Halifax Hospital Medical Center Florida Hospital
	Revenue	5.000%	6/1/20	300	316
	Highlands County FL Health Facilities Authority
	Hospital Revenue (Adventist Health
	System/Sunbelt Obligated Group)	5.000%	11/15/20	460	479

Hillsborough County FL School Board COP	5.000%	7/1/21	1,500	1,630
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/19	2,000	2,039
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/21	1,500	1,648
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/20	815	869
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/21	735	800
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/22	765	849
Jacksonville FL Special Revenue	5.000%	10/1/18	500	503
Jacksonville FL Special Revenue	5.000%	10/1/20	2,500	2,674
Jacksonville FL Special Revenue	5.000%	10/1/20	760	813
Lakeland FL Energy System Revenue	5.000%	10/1/19	1,000	1,038
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/20	7,215	7,689
Lee County FL School Board COP	5.000%	8/1/18	3,530	3,530
1 Lee Memorial Health System Florida Hospital
Revenue TOB VRDO	1.060%	8/7/18 LOC	13,650	13,650
Manatee County FL School District Revenue	4.000%	10/1/19 (4)	1,115	1,146
Manatee County FL School District Revenue	5.000%	10/1/20 (4)	1,000	1,071
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,131
Miami Beach FL Resort Tax Revenue	5.000%	9/1/19	1,615	1,675
Miami Beach FL Resort Tax Revenue	5.000%	9/1/20	1,135	1,207
1 Miami Beach FL Resort Tax Revenue TOB
VRDO	0.980%	8/7/18	9,240	9,240
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/21 (4)	1,445	1,540
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/18	505	505
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	1.500%	10/1/18	4,825	4,822
1 Miami-Dade County FL Public Facilities
Revenue (Jackson Health System) TOB
VRDO	0.970%	8/7/18 (12)(Prere.)	10,395	10,395
Miami-Dade County FL School Board COP	5.000%	2/1/20	2,250	2,358
Miami-Dade County FL School Board COP	5.000%	8/1/21 (2)	3,545	3,545
1 Miami-Dade County FL School Board COP TOB
VRDO	1.020%	8/7/18 (Prere.)	19,500	19,500
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.970%	8/7/18 (12)	23,750	23,750
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	1.080%	8/7/18	17,015	17,015
North Brevard County FL Hospital District
Revenue	5.000%	1/1/19	1,000	1,012
North Brevard County FL Hospital District
Revenue	5.000%	1/1/22	1,660	1,799
Okeechobee County FL Solid Waste Disposal
Revenue(Waste Management
Inc./Okeechobee Landfill Project) PUT	1.550%	7/1/21	1,100	1,066
Orlando FL Tourist Development Tax Revenue	4.000%	11/1/18 (4)	775	780
Orlando FL Tourist Development Tax Revenue	3.000%	11/1/19 (4)	1,380	1,403

Orlando FL Tourist Development Tax Revenue	4.000%	11/1/20 (4)	1,000	1,046
Orlando FL Tourist Development Tax Revenue	4.000%	11/1/21 (4)	1,000	1,062
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22 (4)	1,000	1,115
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	12,195	12,268
Orlando FL Utility Commission Utility System
Revenue PUT	5.000%	10/1/20	4,240	4,521
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/18	750	755
Palm Beach County FL School Board COP	5.000%	8/1/18	4,725	4,725
Pasco County FL School Board COP	1.850%	8/3/18 (2)	8,775	8,775
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	4.000%	1/1/19	500	504
South Broward FL Hospital District Revenue	5.000%	5/1/20	4,190	4,422
South Florida Water Management District COP	5.000%	10/1/19	1,760	1,829
South Florida Water Management District COP	5.000%	10/1/20	2,015	2,152
1 South Miami FL Health Facilities Authority
(Baptist Health South Florida Obligated
Group) TOB VRDO	1.060%	8/7/18	16,625	16,625
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/18	5,000	5,007
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/19	2,300	2,381
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/20	1,125	1,196
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/21	1,250	1,360
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/22	1,075	1,195
1 South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group) TOB VRDO	1.090%	8/7/18	2,500	2,500
1 South Miami FL Health Financing Authority
(Baptist Health Obligated Group) TOB VRDO	1.090%	8/7/18	12,000	12,000
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/20	1,600	1,701
1 Tampa-Hillsborough FL County Expressway
Authority Revenue TOB VRDO	1.000%	8/7/18	14,760	14,760
Volusia County FL School Board COP	4.000%	8/1/18 (15)	400	400
Volusia County FL School Board COP	4.000%	8/1/19 (15)	500	512
Volusia County FL School Board COP	5.000%	8/1/20 (15)	400	425
				459,335
Georgia (3.4%)
1 Atlanta GA Airport Revenue TOB VRDO	1.020%	8/7/18 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	2.887%	11/1/18	56,750	56,791
Augusta GA Water & Sewerage Revenue	5.000%	10/1/21	7,530	8,241
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.700%	8/23/18	3,750	3,753

Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.050%	11/19/21	2,050	2,025
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.500%	5/3/21	28,470	28,651
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.850%	8/22/19	5,500	5,495
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.850%	8/22/19	4,500	4,496
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.350%	12/11/20	3,200	3,217
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.050%	11/19/21	1,625	1,605
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/19	700	721
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/19	200	205
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/21	505	544
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	805
Douglas County GA GO	5.000%	4/1/20	3,200	3,377
Douglas County GA GO	5.000%	4/1/21	1,500	1,623
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/19	700	721
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	3.000%	4/1/19	235	238
Fulton County GA Development Hospital
Authority Revenue (WellStar Health System
Obligated Group)	5.000%	4/1/20	590	621
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	3.000%	7/1/19	500	503
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	3.000%	7/1/20	1,410	1,425
2 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT	1.890%	2/18/20	18,825	18,916
Georgia GO	5.000%	2/1/19	1,140	1,160
Georgia GO	5.000%	7/1/19	5,000	5,160
Georgia GO	4.000%	11/1/19	1,040	1,072
Georgia GO	5.000%	1/1/20	21,000	22,009
Georgia GO	5.000%	1/1/20	975	1,022
Georgia GO	5.000%	2/1/20	22,710	23,862
Georgia GO	5.000%	7/1/20	1,255	1,335
Georgia GO	5.000%	12/1/20	1,740	1,871
Georgia GO	5.000%	2/1/21	29,110	31,419
Georgia GO	5.000%	2/1/21	25,000	26,983
Georgia GO	5.000%	7/1/21	2,945	3,211
Georgia GO	5.000%	7/1/21	6,870	7,491
Georgia GO	5.000%	7/1/21	660	720

Georgia GO	5.000%	7/1/21	47,720	52,035
Georgia GO	5.000%	7/1/21	4,640	5,060
Georgia GO	5.000%	9/1/21	6,395	7,003
Georgia GO	5.000%	10/1/21	6,580	7,222
Georgia GO	5.000%	1/1/24	5,000	5,624
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	1,000	1,044
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,191
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	4,555	4,686
Georgia Road & Tollway Authority Revenue	5.000%	6/1/20	15,445	16,368
Georgia Road & Tollway Authority Revenue
Federal Highway Reimbursement Revenue	5.000%	6/1/19	2,595	2,670
Georgia Road & Tollway Authority Revenue
Federal Highway Reimbursement Revenue	5.000%	6/1/20	6,665	7,063
Glynn County GA School District GO	5.000%	8/1/18	4,000	4,000
Glynn County GA School District GO	5.000%	8/1/19	7,030	7,275
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	3.000%	4/1/20	150	153
Gwinnett County GA School District GO	3.000%	8/1/18	4,525	4,525
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/21	350	377
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	1,000	1,020
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	4.000%	6/1/23	4,290	4,577
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	30,000	31,957
2 Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	2.232%	12/1/23	50,000	49,998
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/1/23	9,000	9,592
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Company Plant Scherer Project) PUT	2.050%	11/19/21	1,625	1,605
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	8,940	9,331
Municipal Electric Authority Georgia Revenue	5.000%	11/1/20	2,875	3,067
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	6,800	7,265
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	500	534
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	2,310	2,518
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	3,855	4,119
Richmond County GA Board of Education Sales
Tax Revenue	5.000%	10/1/20	6,165	6,599
				543,766
Guam (0.0%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/18	630	636
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/19	1,000	1,037
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	630	663
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/21	500	537

Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/22	500	548
				3,421
Hawaii (0.8%)
Hawaii County HI GO	4.000%	9/1/18	1,585	1,588
Hawaii County HI GO	5.000%	9/1/18	1,395	1,399
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	1.390%	2/26/19	4,405	4,405
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	1.390%	2/26/19	2,275	2,275
Hawaii GO	5.000%	10/1/18	15,000	15,090
Hawaii GO	5.000%	10/1/19	4,000	4,160
Hawaii GO	5.000%	10/1/20	2,750	2,945
Hawaii GO	4.000%	5/1/21	8,090	8,576
Hawaii GO	5.000%	4/1/22	5,500	6,107
Hawaii GO	5.000%	12/1/22	4,000	4,397
Honolulu HI City & County GO	3.000%	10/1/18	1,595	1,599
Honolulu HI City & County GO	4.000%	10/1/18	1,500	1,507
Honolulu HI City & County GO	5.000%	10/1/18	3,120	3,139
Honolulu HI City & County GO	5.000%	10/1/18	1,895	1,906
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	2,975	3,050
Honolulu HI City & County GO	5.000%	9/1/19	2,535	2,629
2 Honolulu HI City & County GO PUT	1.240%	9/1/20	5,500	5,500
2 Honolulu HI City & County GO PUT	1.240%	9/1/20	7,000	7,001
2 Honolulu HI City & County GO PUT	1.250%	9/1/20	7,500	7,501
2 Honolulu HI City & County GO PUT	1.260%	9/1/20	6,500	6,501
2 Honolulu HI City & County GO PUT	1.260%	9/1/20	5,000	5,001
2 Honolulu HI City & County GO PUT	1.260%	9/1/20	7,500	7,501
2 Honolulu HI City & County GO PUT	1.260%	9/1/20	6,250	6,251
1 Honolulu HI City & County GO TOB VRDO	1.090%	8/16/18	15,310	15,310
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/19 (Prere.)	1,395	1,439
				126,777
Idaho (0.1%)
4 Idaho Health Facilities Authority Revenue (St.
Lukes Health System Project)	5.000%	3/1/20	600	629
4 Idaho Health Facilities Authority Revenue (St.
Lukes Health System Project)	5.000%	3/1/21	2,145	2,303
4 Idaho Health Facilities Authority Revenue (St.
Lukes Health System Project)	5.000%	3/1/22	1,350	1,479
Idaho Health Facilities Authority Revenue (St.
Lukes Health System Project)	5.000%	3/1/23	1,000	1,113
Idaho Housing & Finance Association RAN	5.000%	7/15/19	6,580	6,787
				12,311
Illinois (8.0%)
Chicago IL Board of Education GO	5.000%	12/1/18	790	796
Chicago IL Board of Education GO	5.000%	12/1/18 (14)	100	101
Chicago IL Board of Education GO	5.000%	12/1/18 (Prere.)	95	96
Chicago IL Board of Education GO	5.500%	12/1/18 (2)	250	252
Chicago IL Board of Education GO	5.500%	12/1/19 (2)	120	124
Chicago IL Board of Education GO	5.000%	12/1/19	16,110	16,469
Chicago IL Board of Education GO	5.000%	12/1/19	3,750	3,834
Chicago IL Board of Education GO	5.000%	12/1/19	890	910
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	155	157

Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	830	856
Chicago IL Board of Education GO	5.000%	12/1/20	6,000	6,190
Chicago IL Board of Education GO	5.000%	12/1/20	4,445	4,586
Chicago IL Board of Education GO	5.000%	12/1/20	4,555	4,699
Chicago IL Board of Education GO	5.000%	12/1/20	2,580	2,592
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	400	422
Chicago IL Board of Education GO	5.000%	12/1/21	1,570	1,615
Chicago IL Board of Education GO	5.000%	12/1/21	7,000	7,282
Chicago IL Board of Education GO	5.000%	12/1/21	2,830	2,944
Chicago IL Board of Education GO	5.000%	12/1/21	5,170	5,379
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	1,900	2,038
Chicago IL Board of Education GO	5.000%	12/1/22 (4)	500	543
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	2,000	2,195
Chicago IL GO	5.000%	12/1/19	1,270	1,304
Chicago IL GO	4.000%	1/1/20	100	101
Chicago IL GO	5.000%	1/1/20	150	154
Chicago IL GO	4.000%	1/1/21	1,250	1,265
Chicago IL GO	5.000%	1/1/21	785	819
Chicago IL GO	5.000%	1/1/22	715	751
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	5,057
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	4,420	4,485
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/20	4,000	4,184
Chicago IL O'Hare International Airport Revenue
(Customer Facility Charge)	5.000%	1/1/21	3,980	4,241
Chicago IL O'Hare International Airport Revenue
VRDO	0.950%	8/7/18 LOC	23,650	23,650
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/19	990	1,002
Chicago IL Transit Authority Capital Grant
Receipts Revenue	4.000%	6/1/19	1,250	1,272
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	1,250	1,318
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/21	1,000	1,074
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/21	1,845	1,983
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/22	3,095	3,381
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/22	2,500	2,740
1 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	1.040%	8/7/18	45,790	45,790
1 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	1.140%	8/7/18	57,165	57,165
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	1,000	1,013
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	2,075	2,102
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,040
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,040
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,040
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,165	1,243
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	2,050	2,187
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	1,450	1,579
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	810	882
Chicago IL Water Revenue	5.000%	11/1/18	675	680
Chicago IL Water Revenue	5.000%	11/1/20	1,000	1,063
1 Chicago IL Water Revenue TOB VRDO	1.120%	8/7/18	5,250	5,250
Chicago IL Waterworks Revenue	5.000%	11/1/18	1,155	1,165

Chicago IL Waterworks Revenue	4.000%	11/1/19	1,430	1,467
Chicago IL Waterworks Revenue	5.000%	11/1/19	1,620	1,681
Chicago IL Waterworks Revenue	5.000%	11/1/20	1,700	1,808
Chicago IL Waterworks Revenue	5.000%	11/1/20	2,500	2,658
Chicago IL Waterworks Revenue	5.000%	11/1/21	1,325	1,439
Chicago IL Waterworks Revenue	5.000%	11/1/21	565	614
1 Chicago Transit Authority Revenue TOB VRDO	1.090%	8/7/18	19,396	19,395
1 Chicago Transit Authority Revenue TOB VRDO	1.190%	8/7/18	3,695	3,695
Cook County IL GO	3.000%	11/15/18	1,125	1,129
Cook County IL GO	5.000%	11/15/19	210	218
Cook County IL GO	5.000%	11/15/19	1,000	1,038
Cook County IL GO	5.000%	11/15/20	500	532
Cook County IL GO	5.000%	11/15/21	500	543
Cook County IL GO	5.000%	11/15/22	285	316
Cook County IL GO	5.250%	11/15/22	10,000	10,674
1 Cook County IL GO TOB VRDO	1.040%	8/7/18 LOC	7,500	7,500
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/18	1,620	1,634
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/19	2,380	2,453
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/20	2,475	2,592
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/21	2,575	2,732
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/22	2,680	2,871
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.650%	2/1/19	20,000	19,999
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	6,250	6,226
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.800%	2/13/20	500	500
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	1.240%	2/26/19	5,750	5,750
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	5,500	5,633
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	2,450	2,565
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.750%	4/1/21	3,000	2,974
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	2.250%	4/29/22	7,500	7,503
1 Illinois Finance Authority Revenue (Ascension
Health Credit Group) TOB VRDO	0.970%	8/7/18	10,360	10,360
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	1.060%	8/7/18 (12)	12,680	12,680
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/18	235	235
1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.970%	8/7/18	13,125	13,125
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	3.250%	5/15/22	1,025	1,041
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/18	1,635	1,637
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/18	155	155

Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/19	200	204
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/20	260	270
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/19	1,000	1,028
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/20	1,030	1,088
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/21	2,600	2,825
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/22	1,250	1,388
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	12/15/22	19,500	21,797
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.870%	8/7/18	50,000	50,000
Illinois Finance Authority Revenue (OSF
Healthcare System) VRDO	0.980%	8/7/18 LOC	17,900	17,900
Illinois Finance Authority Revenue (Presbyterian
Homes)	4.000%	11/1/18	550	553
Illinois Finance Authority Revenue (Presbyterian
Homes)	4.000%	11/1/19	1,000	1,025
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	11/1/20	1,875	1,991
2 Illinois Finance Authority Revenue (Presbyterian
Homes) PUT	2.815%	5/1/21	2,500	2,516
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/20	7,575	7,909
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/21	3,055	3,291
1 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group) TOB VRDO	0.970%	8/7/18	3,325	3,325
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/18	750	757
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	521
1 Illinois Finance Authority Revenue (Rush
University Medical Center) TOB VRDO	1.040%	8/7/18 (Prere.)	10,470	10,470
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	3,000	3,166
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/22	900	984
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/18	685	686
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/19	500	514
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/20	600	630
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	1,080	1,147
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.970%	8/7/18	19,835	19,835
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,445	6,390
Illinois GO	5.000%	8/1/18	29,840	29,840
Illinois GO	5.000%	11/1/18	243,825	245,549
Illinois GO	5.000%	11/1/18	1,740	1,752

Illinois GO	5.000%	12/1/18	13,100	13,222
Illinois GO	5.000%	12/1/18	4,750	4,794
Illinois GO	5.000%	1/1/19	700	708
Illinois GO	5.000%	1/1/19	6,655	6,730
Illinois GO	4.000%	2/1/19	8,050	8,120
Illinois GO	5.000%	2/1/19	14,660	14,859
Illinois GO	5.000%	2/1/19	1,620	1,642
Illinois GO	5.000%	4/1/19	3,375	3,435
Illinois GO	5.000%	4/1/19	2,500	2,545
Illinois GO	5.000%	5/1/19	12,000	12,239
Illinois GO	5.000%	7/1/19	5,220	5,346
Illinois GO	5.000%	8/1/19	15,000	15,393
Illinois GO	5.250%	1/1/20	1,305	1,346
Illinois GO	5.000%	2/1/20	4,850	4,994
Illinois GO	5.000%	2/1/20	730	752
Illinois GO	5.000%	5/1/20	2,250	2,326
Illinois GO	5.000%	8/1/20	1,260	1,307
Illinois GO	4.000%	9/1/20	1,830	1,860
Illinois GO	5.000%	11/1/20	58,920	61,382
Illinois GO	5.250%	1/1/21	1,155	1,211
Illinois GO	5.000%	3/1/21	1,000	1,045
Illinois GO	5.000%	4/1/21	3,390	3,546
Illinois GO	5.000%	7/1/21	8,260	8,668
Illinois GO	5.000%	11/1/21	32,775	34,548
Illinois GO	5.000%	1/1/22	100	102
Illinois GO	5.000%	4/1/22	1,650	1,742
Illinois GO	5.000%	7/1/22	4,385	4,640
Illinois GO	5.000%	8/1/22	3,500	3,706
Illinois GO	5.000%	11/1/22	14,100	14,973
Illinois Regional Transportation Authority
Revenue PUT	1.600%	8/3/18	29,245	29,245
Illinois Sales Tax Revenue	5.250%	6/15/19 (Prere.)	1,750	1,806
1 Illinois Sales Tax Revenue TOB VRDO	1.230%	8/7/18 (Prere.)	4,155	4,155
Illinois Sports Facility Authority Revenue	0.000%	6/15/19 (2)	385	375
Illinois Sports Facility Authority Revenue	0.000%	6/15/20 (2)	1,475	1,386
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	1,275	1,331
Illinois Toll Highway Authority Revenue VRDO	0.940%	8/7/18	72,985	72,985
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	1.000%	8/7/18	10,360	10,360
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/20	3,495	3,681
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/18	1,000	1,010
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/19	1,340	1,394
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/20	1,000	1,067
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/22	12,000	13,167
1 Regional Transportation Authority Illinois TOB
VRDO	0.980%	8/7/18	11,550	11,550
1 Regional Transportation Authority Illinois TOB
VRDO	0.980%	8/7/18	16,000	16,000
1 Regional Transportation Authority Illinois TOB
VRDO	0.980%	8/7/18	9,000	9,000

1 Regional Transportation Authority Illinois TOB
VRDO	0.980%	8/7/18	7,195	7,195
Romeoville IL Revenue (Lewis University
Project)	4.000%	10/1/18	500	502
1 Sales Tax Securitization Corp. TOB VRDO	1.090%	8/7/18	8,500	8,500
Springfield IL Electric Revenue	5.000%	3/1/20	2,000	2,094
1 Springfield IL Water Revenue TOB VRDO	1.170%	8/7/18	4,113	4,113
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/20	350	360
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/22 (4)	500	528
Will & Kendall Counties IL Community
Consolidated School District No. 202
Plainfield GO	4.000%	1/1/20	8,730	9,004
Will & Kendall Counties IL Community
Consolidated School District No. 202
Plainfield GO	4.000%	1/1/21	7,820	8,166
				1,298,978
Indiana (0.8%)
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/19	200	206
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/20	370	393
Ball State University Student Fee Indiana
Revenue	4.000%	7/1/19	1,000	1,023
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/20	525	558
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	1/15/19	750	762
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/19	1,000	1,033
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	1/15/20	1,000	1,049
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/20	805	856
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	1.450%	9/4/18	2,750	2,751
Indiana Finance Authority Highway Revenue	5.000%	12/1/20	10,210	10,986
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	4.000%	12/1/18	1,500	1,513
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/19	700	729
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/20	600	642
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/21	500	548
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/22	750	839
Indiana Finance Authority Hospital Revenue
(Parkview Health System) VRDO	0.940%	8/7/18 LOC	8,365	8,365
Indiana Finance Authority Revenue	5.000%	2/1/19	3,730	3,797
Indiana Finance Authority Revenue	5.000%	2/1/19	815	830
Indiana Finance Authority Revenue	5.000%	2/1/20	1,860	1,954
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	3.000%	9/1/18	150	150

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	3.000%	9/1/19	250	253
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	4.000%	9/1/20	500	520
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/22	1,140	1,272
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/22	1,250	1,395
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	410	412
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana
University Health Obligated Group) VRDO	0.930%	8/7/18 LOC	8,350	8,350
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	1.750%	11/2/21	4,520	4,472
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	2.000%	8/1/19	1,245	1,247
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.250%	5/1/20	2,100	2,072
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.375%	5/1/20 (Prere.)	55	54
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.375%	5/1/20	2,705	2,675
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	3,370	3,340
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	4,215	4,178
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	6,885	6,779
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	4,610	4,539
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	1.030%	8/7/18	47,870	47,870
Purdue University Indiana University COP	5.000%	7/1/19	1,000	1,032
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/19	1,000	1,014
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	2.050%	6/1/21	2,000	2,002
				132,460
Iowa (0.4%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,533
Iowa Finance Authority Revenue	5.000%	8/1/19	6,700	6,933
Iowa Finance Authority Revenue	5.000%	8/1/21 (Prere.)	4,790	5,230
Iowa Finance Authority Revenue	5.000%	8/1/22	1,135	1,207

2 Iowa Finance Authority Single Family Mortgage
Revenue PUT	1.240%	5/3/21	4,000	4,000
Iowa Special Obligation Revenue	5.000%	6/1/19	5,500	5,660
Iowa Special Obligation Revenue	5.000%	6/1/20	8,000	8,484
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/22	3,465	3,664
Polk County IA GO	4.000%	6/1/20	11,585	12,082
Polk County IA GO	4.000%	6/1/21	12,135	12,837
				63,630
Kansas (0.3%)
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/18	250	251
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/19	250	254
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/20	350	359
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/21	500	516
Johnson County KS Unified School District No.
233 GO	2.000%	9/1/18	1,250	1,251
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/20	1,330	1,420
2 Kansas Department of Transportation Highway
Revenue	1.722%	9/1/18	3,500	3,501
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/18	1,000	1,003
2 Kansas Department of Transportation Highway
Revenue	1.802%	9/1/19	4,250	4,258
2 Kansas Department of Transportation Highway
Revenue	1.764%	9/1/21	7,580	7,596
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.970%	8/7/18	9,065	9,065
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,340	1,415
Kansas Development Finance Authority
Revenue (University of Kansas Projects)	5.000%	5/1/19	2,985	3,063
Kansas Development Finance Authority
Revenue (University of Kansas Projects)	5.000%	5/1/20	3,130	3,310
Kansas Development Finance Authority
Revenue (University of Kansas Projects)	5.000%	5/1/21	1,160	1,254
Lawrence KS Hospital Revenue (Lawrence
Memorial Hospital)	5.000%	7/1/22	535	593
Lawrence KS Hospital Revenue (Lawrence
Memorial Hospital)	5.000%	7/1/23	600	676
Wichita KS GO	1.100%	10/13/18	3,720	3,719
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	519
				44,023
Kentucky (0.4%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/19	1,125	1,134
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/20	400	408
Carroll County KY Pollution Control Revenue
(Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	10,375	10,289

Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/19	2,665	2,730
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/20	1,025	1,083
Kentucky Economic Development Finance
Authority Solid Waste Revenue (Republic
Services Inc. Project) PUT	1.450%	9/4/18	2,500	2,501
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/18 (14)	1,500	1,504
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	2,715	2,715
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	2,550	2,631
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	13,270	13,692
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	10,985	11,627
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	2,600	2,752
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.500%	4/1/19	6,600	6,587
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/18	1,750	1,768
				61,421
Louisiana (0.7%)
Bossier City LA Utilities Revenue	5.500%	10/1/18 (Prere.)	19,215	19,348
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	1.480%	8/1/18	28,950	28,950
1 Franciscan Missionaries of Our Lady Health
System Obligated Group TOB VRDO	1.140%	8/7/18	9,475	9,475
Lafayette LA Communications System Revenue	5.000%	11/1/18 (4)	1,620	1,634
Lafayette LA Communications System Revenue	5.000%	11/1/19 (4)	2,500	2,600
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/19	10,645	10,944
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/20 (15)	1,665	1,774
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/21 (15)	1,925	2,093
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/21 (15)	1,045	1,136
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/22 (15)	2,275	2,527
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/22 (15)	2,145	2,387
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22	2,500	2,473

1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	1.060%	8/7/18 (4)	5,000	5,000
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	4.000%	5/15/19	300	305
New Orleans LA GO	4.000%	12/1/18	700	706
New Orleans LA GO	4.000%	12/1/19	775	798
New Orleans LA Water Revenue	5.000%	12/1/18	500	506
Shreveport LA GO	3.000%	8/1/22 (15)	1,750	1,801
Shreveport LA Water & Sewer Revenue	5.000%	12/1/22 (15)	550	613
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.990%	8/7/18 LOC	16,600	16,600
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,765	2,834
				114,504
Maine (0.0%)
Maine GO	4.250%	6/1/19	1,015	1,039
Maine GO	5.000%	6/1/21	1,250	1,361
				2,400
Maryland (5.1%)
Anne Arundel County MD GO	3.000%	10/1/20	4,185	4,299
Anne Arundel County MD GO	5.000%	10/1/20	6,210	6,646
Anne Arundel County MD GO	4.000%	10/1/21	4,140	4,415
Anne Arundel County MD GO	5.000%	10/1/21	6,085	6,679
Anne Arundel County MD GO	5.000%	10/1/22	4,880	5,477
Anne Arundel County MD GO	5.000%	10/1/22	2,120	2,379
Baltimore County MD BAN	4.000%	3/18/19	112,980	114,845
Baltimore County MD GO	5.000%	2/1/19	2,800	2,850
Baltimore County MD GO	5.000%	2/1/20	1,050	1,103
Baltimore County MD GO	5.000%	11/1/20	1,685	1,809
Baltimore County MD GO	5.000%	3/1/21	3,500	3,789
Baltimore County MD GO	5.000%	3/1/21	5,300	5,738
Baltimore County MD GO	5.000%	8/1/21	2,800	3,064
Baltimore MD Consolidated Public Improvement
GO	5.000%	2/1/20	1,100	1,156
Baltimore MD Consolidated Public Improvement
GO	4.000%	8/1/20	4,730	4,949
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/20	3,795	4,045
Frederick County MD GO	5.000%	8/1/18	2,800	2,800
Frederick County MD GO	5.000%	8/1/20	2,145	2,287
Frederick County MD GO	5.000%	2/1/21	2,000	2,161
Harford County MD Public Improvement GO	5.000%	2/1/19	6,980	7,105
Howard County MD GO	5.000%	2/15/20	1,000	1,052
Howard County MD GO	5.000%	2/15/20	2,880	3,029
Howard County MD GO	5.000%	2/15/21	10,825	11,708
Maryland Department of Transportation
Revenue	5.000%	12/15/18	16,020	16,237
Maryland Department of Transportation
Revenue	4.000%	5/15/20	2,355	2,454
Maryland Department of Transportation
Revenue	4.000%	9/1/21	20,665	22,021
Maryland Department of Transportation
Revenue	5.000%	9/1/21	13,990	15,330
Maryland Department of Transportation
Revenue	5.000%	6/1/24	9,320	10,555

Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	8,900	8,898
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	4.000%	6/1/19	1,205	1,227
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	4.000%	6/1/20	1,490	1,543
Maryland Economic Development Corp.
Revenue (Transportation Facilities Project)	5.000%	6/1/22	1,750	1,909
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/19 (4)	675	688
Maryland GO	5.000%	3/1/19	3,420	3,491
Maryland GO	5.000%	3/1/19	10,000	10,208
Maryland GO	5.000%	3/15/19	1,090	1,114
Maryland GO	4.500%	8/1/19	1,400	1,442
Maryland GO	5.000%	8/1/19	5,060	5,236
Maryland GO	5.000%	3/1/20	14,640	15,411
Maryland GO	5.000%	3/1/20	12,450	13,106
Maryland GO	5.000%	6/1/20	25,410	26,933
Maryland GO	5.000%	8/1/20	57,530	61,266
Maryland GO	5.000%	8/1/20	2,135	2,274
Maryland GO	5.250%	8/1/20	29,620	31,688
Maryland GO	5.000%	6/1/21	12,000	13,065
Maryland GO	5.000%	8/1/21	20,000	21,872
Maryland GO	5.000%	8/1/21	46,385	50,726
Maryland GO	5.000%	8/1/21	15,000	16,404
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.000%	1/1/20	750	779
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.000%	1/1/21	1,000	1,063
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/18	2,000	2,003
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/19	2,615	2,703
1 Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)
TOB VRDO	0.990%	8/7/18 LOC	24,300	24,300
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/19	900	925
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/20	785	834
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/21	1,380	1,464
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/19	10,570	10,789
Montgomery County MD GO	5.000%	7/1/19 (Prere.)	9,000	9,286
Montgomery County MD GO	5.000%	7/1/19	5,010	5,169
Montgomery County MD GO	5.000%	8/1/19	1,570	1,624
Montgomery County MD GO	5.000%	10/1/19	4,215	4,384
Montgomery County MD GO	5.000%	12/1/19	15,800	16,517

Montgomery County MD GO	5.000%	11/1/20	5,900	6,335
Montgomery County MD GO	5.000%	12/1/20	16,380	17,629
Montgomery County MD GO	5.000%	6/1/21	5,000	5,447
Montgomery County MD GO	5.000%	7/1/21	1,000	1,092
Montgomery County MD GO	5.000%	11/1/21	9,625	10,598
Montgomery County MD GO	5.000%	12/1/21	12,970	14,314
Prince Georges County MD GO	4.000%	7/15/21	4,210	4,478
Prince Georges County MD GO	5.000%	8/1/19	5,075	5,252
Prince Georges County MD GO	5.000%	9/15/19	4,780	4,966
Prince Georges County MD GO	5.000%	3/1/20	2,200	2,317
Prince Georges County MD GO	5.000%	9/15/20	1,720	1,840
Prince Georges County MD GO	5.000%	9/15/20	12,385	13,251
Prince Georges County MD GO	5.000%	7/15/21	9,500	10,382
Prince Georges County MD GO	5.000%	9/15/21	12,235	13,429
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/18	140	141
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/19	400	413
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/20	200	211
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/21	500	536
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/22	300	327
University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/19	4,995	5,112
University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/20	4,040	4,263
University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/21	3,815	4,133
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/19	4,285	4,409
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/19	7,585	7,805
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/19	7,260	7,471
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/20	12,870	13,415
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	4,820	5,111
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	2,550	2,704
Washington Suburban Sanitation District
Maryland GO	5.000%	6/15/21	7,250	7,907
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/22	2,975	3,205
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/19	1,640	1,699
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/20	1,735	1,837
				822,352

Massachusetts (2.8%)
Boston MA GO	5.000%	8/1/18	4,045	4,045
Boston MA GO	5.000%	4/1/20	1,940	2,048
1,2 Eaton Vance Massachusetts Municipal Bond
Fund	1.940%	7/1/19	2,725	2,727
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/19	9,500	9,801
Massachusetts Bay Transportation Authority
Sales Tax Revenue PUT	1.240%	2/26/19	29,195	29,195
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	0.900%	8/7/18	23,400	23,400
Massachusetts Clean Water Trust Revenue	5.000%	2/1/19	3,305	3,365
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.950%	8/7/18 LOC	6,075	6,075
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/19	2,050	2,109
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/20	1,255	1,326
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	500	540
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	765	842
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	500	559
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/20 (Prere.)	5,000	5,289
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/20	2,500	2,614
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/20	5,000	5,325
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20	1,610	1,728
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/21	4,200	4,595
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/19	450	461
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/22	1,290	1,395
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.000%	10/1/19	620	626
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.000%	10/1/20	425	430
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.000%	10/1/21	665	672
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/19	750	773
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	400	425
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/21	2,000	2,176
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/22	1,565	1,740

2	Massachusetts Development Finance Agency
	Revenue (Partners Healthcare) PUT	1.420%	1/29/20	5,500	5,508
	Massachusetts Development Finance Agency
	Revenue (Partners Healthcare) VRDO	0.930%	8/7/18	21,775	21,775
	Massachusetts Development Finance Agency
	Revenue (South Shore Hospital Inc.)	4.000%	7/1/19	800	815
	Massachusetts Development Finance Agency
	Revenue (South Shore Hospital Inc.)	4.000%	7/1/20	600	622
	Massachusetts Development Finance Agency
	Revenue (Suffolk University)	5.000%	7/1/20	500	528
	Massachusetts Development Finance Agency
	Revenue (Suffolk University)	5.000%	7/1/21	750	808
	Massachusetts Development Finance Agency
	Revenue (Suffolk University)	5.000%	7/1/22	440	483
	Massachusetts Development Finance Agency
	Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	1,435	1,514
	Massachusetts Development Finance Agency
	Revenue (Williams College) PUT	1.450%	7/1/21	5,900	5,814
	Massachusetts Development Finance Agency
	Solid Waste Disposal Revenue (Dominion
	Energy Brayton Point Issue) PUT	5.750%	5/1/19 (Prere.)	3,460	3,571
	Massachusetts GO	5.000%	8/1/18 (Prere.)	4,185	4,185
2	Massachusetts GO	1.410%	2/1/19	865	865
1,2 Massachusetts GO		1.490%	2/1/19	62,500	62,517
	Massachusetts GO	5.500%	12/1/19 (14)	1,940	2,042
2	Massachusetts GO	1.540%	2/1/20	1,250	1,257
	Massachusetts GO	5.000%	3/1/20	7,540	7,942
	Massachusetts GO	5.000%	7/1/21	2,845	3,104
	Massachusetts GO	5.000%	7/1/21	15,505	16,916
	Massachusetts GO	5.000%	8/1/21	5,000	5,468
	Massachusetts GO	5.250%	8/1/21	3,565	3,924
	Massachusetts GO	5.250%	8/1/21	6,395	7,040
	Massachusetts GO	5.000%	11/1/21	39,980	43,997
	Massachusetts GO	5.000%	7/1/22	4,800	5,359
	Massachusetts GO PUT	1.050%	7/1/20	31,500	31,069
	Massachusetts GO PUT	1.700%	8/1/22	23,250	22,851
	Massachusetts Health & Educational Facilities
	Authority Revenue (Partners Healthcare
	System)	1.690%	8/3/18 (4)	5,400	5,400
	Massachusetts Health & Educational Facilities
	Authority Revenue (Partners Healthcare
	System)	1.790%	8/8/18 (4)	15,450	15,450
	Massachusetts Health & Educational Facilities
	Authority Revenue (Partners Healthcare
	System)	1.740%	8/2/18 (4)	800	800
	Massachusetts Health & Educational Facilities
	Authority Revenue (UMass Memorial Medical
	Center)	5.000%	7/1/20	1,500	1,583
	Massachusetts Housing Finance Agency
	Revenue	1.850%	6/1/20	2,750	2,748
	Massachusetts Housing Finance Agency
	Revenue	2.050%	12/1/21	12,500	12,444
	Massachusetts Housing Finance Agency Single
	Family Housing Revenue PUT	1.500%	7/1/20	5,805	5,745
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	775	796

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	225	231
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	9,795	10,717
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/22	5,000	5,487
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/19	1,000	1,037
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/24	9,300	10,153
University of Massachusetts Building Authority
Revenue PUT	1.240%	2/26/19	9,290	9,290
				456,136
Michigan (1.7%)
1 Detroit MI City School District GO TOB VRDO	1.120%	8/7/18 (18)	10,245	10,245
1 Detroit MI City School District GO TOB VRDO	1.740%	8/7/18 (18)	17,845	17,845
East Lansing MI School District GO	5.000%	5/1/19	450	462
Eastern Michigan University Revenue	5.000%	3/1/20 (15)	1,200	1,259
1 Great Lakes MI Water Authority Sewer Disposal
System Revenue TOB VRDO	1.140%	8/7/18 (4)	6,235	6,235
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/20	250	267
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/21	250	272
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System)	5.000%	11/15/18	1,515	1,530
Lansing MI School District GO	5.000%	5/1/19	765	784
Lincoln MI Consolidated School District GO	5.000%	5/1/19 (4)	1,100	1,127
Lincoln MI Consolidated School District GO	5.000%	5/1/20 (4)	1,025	1,081
Marysville MI Public Schools District GO	4.000%	5/1/19	1,425	1,451
Michigan Building Authority Revenue	5.000%	10/15/18	6,020	6,065
Michigan Building Authority Revenue	5.000%	4/15/19	8,300	8,502
Michigan Building Authority Revenue	5.000%	10/15/21	1,350	1,479
Michigan Finance Authority Revenue	5.000%	10/1/18	1,135	1,142
Michigan Finance Authority Revenue	5.000%	4/1/19	23,435	23,918
Michigan Finance Authority Revenue	5.000%	4/1/20	5,300	5,537
Michigan Finance Authority Revenue	5.000%	4/1/21	8,100	8,638
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/18	1,500	1,500
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/19	3,035	3,104
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/20	1,310	1,366
1 Michigan Finance Authority Revenue (Beaumont
Health Obligated Group) TOB VRDO	1.140%	8/7/18	6,060	6,060
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,604
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,855	2,940
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19	800	824
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20	300	317
Michigan Finance Authority Revenue (Great
Lakes Water Authority Water Supply System)	5.000%	7/1/21 (14)	1,000	1,080

2 Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	1.803%	10/15/21	16,165	16,186
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	750	755
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	3.000%	10/1/18	1,770	1,775
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/18	250	253
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/19	545	569
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/22	1,750	1,962
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	22,330
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/20	6,335	6,534
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	4,185	4,319
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	4.000%	7/1/24	7,500	8,145
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.625%	11/1/19	12,465	12,432
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.950%	4/1/20	6,250	6,251
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.375%	5/1/20	1,560	1,543
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	5/1/20	2,910	2,884
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.900%	4/1/21	13,750	13,682
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.400%	3/15/23	3,535	3,544
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	4.000%	6/1/23	10,500	11,291
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/18	600	607
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/19	1,100	1,148
Michigan Hospital Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/20	1,165	1,250
Michigan Housing Development Authority
Revenue	1.450%	4/1/20	3,750	3,729
Portage MI Public Schools GO	5.000%	11/1/18	1,180	1,191
Portage MI Public Schools GO	5.000%	5/1/19	550	564
Portage MI Public Schools GO	5.000%	11/1/19	1,465	1,526
Portage MI Public Schools GO	5.000%	11/1/20	750	803
Rockford MI Public Schools GO	4.000%	5/1/19	1,360	1,384
Saline MI Area Schools GO	5.000%	5/1/22	1,000	1,109
St. Johns MI Public Schools School District GO	5.000%	5/1/19 (18)	7,250	7,434
University of Michigan Revenue	5.000%	4/1/19	2,215	2,267
University of Michigan Revenue	5.000%	4/1/20	1,500	1,583
University of Michigan Revenue	5.000%	4/1/20	1,750	1,847
University of Michigan Revenue	5.000%	4/1/21	1,500	1,627
Wayne County MI Airport Authority Revenue	5.000%	12/1/20	365	392
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	1,500	1,650
Wayne County MI Airport Authority Revenue	5.000%	12/1/21	700	770
Wayne County MI Airport Authority Revenue	5.000%	12/1/22	500	555

1 Wayne State University Michigan Revenue TOB
VRDO	1.090%	8/7/18	2,500	2,500
				267,025
Minnesota (0.7%)
Hennepin County MN GO	5.000%	12/1/18	4,605	4,660
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/20	500	517
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21	550	577
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/19	300	303
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/20	350	362
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/21	125	132
Minneapolis & St. Paul MN Metropolitan Council
Transit GO	5.000%	3/1/19	3,230	3,297
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/19	4,485	4,578
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/21	2,650	2,868
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/22	2,935	3,253
Minneapolis MN GO	2.000%	12/1/18	12,800	12,826
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	4.000%	11/15/18	750	755
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/19	750	782
Minnesota General Fund Revenue	5.000%	6/1/21	3,670	3,995
Minnesota GO	5.000%	8/1/18 (ETM)	40	40
Minnesota GO	5.000%	8/1/18	3,255	3,255
Minnesota GO	5.000%	8/1/19	5,990	6,199
Minnesota GO	5.000%	8/1/19 (ETM)	30	31
Minnesota GO	5.000%	8/1/19	2,270	2,349
Minnesota GO	5.000%	8/1/20 (Prere.)	115	122
Minnesota GO	5.000%	8/1/21	1,750	1,913
Minnesota GO	5.000%	8/1/21	1,250	1,367
Minnesota GO	5.000%	10/1/22	19,625	22,041
Minnesota GO	5.000%	8/1/23	7,860	8,359
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/20	8,665	9,129
Northern Minnesota Municipal Power Agency
Electric System Revenue	4.000%	1/1/19	900	909
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/20	825	863
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/21	2,500	2,689
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/22	588	646
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/18	885	887
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/19	555	572
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/20	400	420

St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/21	500	548
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/22	370	414
University of Minnesota Revenue	5.000%	12/1/18 (ETM)	1,750	1,771
University of Minnesota Revenue	5.000%	12/1/20 (Prere.)	3,920	4,215
				107,644
Mississippi (0.3%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/19	1,250	1,281
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/20	1,000	1,050
Jackson MS Public School District GO	5.000%	4/1/19	1,660	1,697
Jackson MS Public School District GO	5.000%	4/1/20	1,500	1,577
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.480%	8/1/18	21,450	21,450
2 Mississippi GO PUT	1.732%	9/1/20	5,500	5,515
2 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)
PUT	2.240%	8/15/20	7,850	7,906
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care Obligated Group)	5.000%	9/1/21	3,110	3,332
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care Obligated Group) PUT	2.125%	1/9/19	1,875	1,875
				45,683
Missouri (0.6%)
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	3.000%	11/1/18	250	251
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	3.000%	11/1/19	400	403
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	3.000%	11/1/20	400	404
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	3.000%	11/1/21	350	351
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/20	735	766
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/21	365	387
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,649
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/19	645	657
Kansas City MO Special Obligation Revenue	5.000%	10/1/18	925	930
Kansas City MO Special Obligation Revenue	5.000%	10/1/18	5,015	5,044

	Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,510	2,607
	Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,750	2,856
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20	2,000	2,130
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20	1,260	1,342
	Kansas City MO Special Obligation Revenue
	(Downtown Arena Project)	5.000%	4/1/19	2,000	2,045
	Kansas City MO Special Obligation Revenue
	(Downtown Arena Project)	5.000%	4/1/20	2,660	2,802
	Lee's Summit MO Senior Living Facilities
	Revenue (John Knox Village)	5.000%	8/15/19	1,000	1,025
	Lee's Summit MO Senior Living Facilities
	Revenue (John Knox Village)	5.000%	8/15/21	1,640	1,736
	Lee's Summit MO Senior Living Facilities
	Revenue (John Knox Village)	5.000%	8/15/23	1,285	1,388
	Metropolitan St. Louis MO Sewer District
	Wastewater System Revenue	5.000%	5/1/21	1,250	1,358
	Missouri Environmental Improvement & Energy
	Resources Authority Revenue	5.000%	1/1/19	985	1,000
	Missouri Environmental Improvement & Energy
	Resources Authority Revenue	5.000%	1/1/20	1,395	1,462
	Missouri Environmental Improvement & Energy
	Resources Authority Revenue	5.000%	7/1/21	2,880	3,144
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (SSM
	Health System) PUT	5.000%	6/1/23	7,900	8,688
	Missouri Health & Educational Facilities
	Authority Revenue (St. Luke's Health System
	Inc.)	5.000%	11/15/20	1,440	1,543
	Missouri Highways & Transportation
	Commission Road Revenue	5.000%	5/1/19	1,000	1,027
	Missouri Highways & Transportation
	Commission Road Revenue	5.000%	5/1/21	10,000	10,876
	Missouri Highways & Transportation
	Commission Road Revenue	5.000%	5/1/24	10,000	11,574
	Springfield MO Public Utility Revenue	5.000%	8/1/18	16,375	16,375
	St. Louis County MO Rockwood School District
	GO	4.000%	2/1/20	12,775	13,244
	St. Louis MO Parking Revenue	5.000%	12/15/19 (4)	1,000	1,047
	St. Louis MO Parking Revenue	5.000%	12/15/20 (4)	1,000	1,068
					101,179
Montana (0.0%)
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/19	890	906
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/20	1,750	1,835
					2,741
Multiple States (2.5%)
1,2 Eaton Vance Municipal Bond Fund II		1.990%	7/1/19	6,750	6,755
5	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.960%	8/7/18 LOC	26,995	26,995
5	Federal Home Loan Mortgage Corp. Multifamily
	Housing VRDO	1.240%	7/31/19 LOC	23,710	23,710
1	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	1.070%	8/7/18 LOC	109,000	109,000
1	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	1.030%	8/7/18 LOC	167,800	167,800

1 Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	1.030%	8/7/18 LOC	65,700	65,700
				399,960
Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	2,080	2,104
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	57,510	59,910
Douglas County NE GO	4.000%	12/15/18	2,500	2,524
Douglas County NE GO	5.000%	12/15/19	2,605	2,728
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	4.000%	11/1/18	925	930
Douglas County NE Housing Authority Revenue
(Blair High Residences Project)	1.400%	4/1/19	5,180	5,167
University of Nebraska Facilities Corp. Revenue	3.000%	7/15/19	5,530	5,612
University of Nebraska Student Fee Revenue	4.000%	7/1/19	2,395	2,448
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,100	1,198
University of Nebraska Student Health &
Recreation Project Revenue	4.000%	5/15/19	1,110	1,131
				83,752
Nevada (0.6%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/18	460	461
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/20	250	265
Clark County NV School District GO	5.000%	6/15/20	48,275	51,083
Clark County NV School District GO	5.000%	6/15/20	3,125	3,307
Clark County NV School District GO	5.000%	6/15/20	520	550
Clark County NV School District GO	5.000%	6/15/21	4,520	4,895
Clark County NV School District GO	5.000%	6/15/22	3,000	3,320
Clark County NV School District GO	5.000%	6/15/22	1,260	1,394
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.970%	8/7/18 (Prere.)	7,005	7,005
Humboldt County NV Pollution Control Revenue
(Sierra Pacific Power Co.) PUT	1.250%	6/3/19	4,000	3,977
Nevada GO	5.000%	4/1/19	16,405	16,786
				93,043
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/18	450	452
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/19	600	619
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/20	1,265	1,337
1 New Hampshire Health & Education Facilities
Authority Revenue (LRGHealthcare) TOB
VRDO	0.970%	8/7/18	15,645	15,645
New Hampshire Health & Education Facilities
Authority Revenue (Partners Healthcare
System Inc.)	5.000%	7/1/20	350	372

	New Hampshire Health & Education Facilities
	Authority Revenue (Partners Healthcare
	System Inc.)	5.000%	7/1/21	1,085	1,180
	New Hampshire Health & Education Facilities
	Authority Revenue (Southern New Hampshire
	Medical Center)	3.000%	10/1/19	1,280	1,297
	New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20 (Prere.)	2,005	2,139
					23,041
New Jersey (4.2%)
	Aberdeen NJ GO	2.750%	3/8/19	10,500	10,563
	Atlantic City NJ GO	4.000%	3/1/19 (4)	250	253
	Atlantic City NJ GO	5.000%	3/1/20 (4)	200	209
	Atlantic City NJ GO	5.000%	3/1/21 (4)	650	694
	Atlantic City NJ GO	5.000%	3/1/22 (4)	500	543
	Bergen County NJ GO	2.500%	12/13/18	40,615	40,789
	Camden County NJ Improvement Authority
	Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/19	3,200	3,252
1,2 Eaton Vance New Jersey Municipal Bond Fund
	II	1.940%	7/1/19	6,675	6,680
	Freehold Borough NJ BAN	2.250%	11/30/18	13,097	13,130
	Garden State Preservation Trust New Jersey
	Revenue (Open Space & Farmland
	Preservation)	5.000%	11/1/20	1,295	1,372
	Garden State Preservation Trust New Jersey
	Revenue (Open Space & Farmland
	Preservation)	5.000%	11/1/22 (15)	1,095	1,203
	Gloucester County NJ Improvement Authority
	Revenue (Rowan University)	5.000%	11/1/21 (4)	2,000	2,181
	Gloucester County NJ Improvement Authority
	Revenue (Rowan University)	5.000%	11/1/22 (4)	1,700	1,890
1	Inspira Health Obligated Group TOB VRDO	1.060%	8/7/18	2,100	2,100
	Jersey City NJ Redevelopment Authority
	Revenue (Pathside Redevelopment Project)	3.000%	5/30/19	10,000	10,103
	Lakewood Township NJ BANS	2.750%	6/27/19	14,000	14,109
	Monmouth County NJ GO	3.000%	3/1/20	2,540	2,595
	Monmouth County NJ GO	5.000%	7/15/21	4,855	5,304
	Monmouth County NJ Improvement Authority
	Revenue (Pooled Government Loan)	5.000%	12/1/20	2,575	2,770
	Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,070
	New Jersey Building Authority Revenue	5.000%	6/15/19	5,000	5,136
	New Jersey Economic Development Authority
	Revenue	5.000%	6/15/19	50,000	51,356
	New Jersey Economic Development Authority
	Revenue	5.000%	6/15/19	1,000	1,027
	New Jersey Economic Development Authority
	Revenue	5.000%	6/15/21	5,965	6,384
	New Jersey Economic Development Authority
	Revenue	5.000%	6/15/22	2,000	2,168
	New Jersey Economic Development Authority
	Revenue	5.000%	11/1/22	750	818
	New Jersey Economic Development Authority
	Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22	4,175	4,364
1	New Jersey Economic Development Authority
	Revenue (Motor Vehicle Surcharge) TOB
	VRDO	1.090%	8/7/18	4,200	4,200

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.000%	12/15/18	275	277
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	365	369
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	150	159
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	10	11
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.960%	8/7/18 LOC	18,310	18,310
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.990%	8/7/18 LOC	9,805	9,805
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	2,000	2,128
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	1,345	1,431
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/21	1,000	1,093
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/22	3,065	3,340
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/23	3,215	3,674
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/21	265	286
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/20	700	741
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/21	1,250	1,344
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/22	1,500	1,628
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.930%	8/7/18 LOC	6,450	6,450
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/20	2,100	2,230
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/19	1,200	1,219
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/20	1,000	1,029
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,042
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,030
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.980%	8/7/18	6,000	6,000
New Jersey Transportation Corp. GAN	5.000%	9/15/18	16,345	16,412
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	4.000%	6/15/19	400	408

New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	39,050	40,136
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	4.000%	6/15/20	300	310
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	42,510	44,725
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	34,250	34,328
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	5,000	5,350
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	8,340	9,059
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	10,000	10,023
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	8,250	9,082
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	23,885	23,939
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	1,375	1,531
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.940%	12/15/19	35,000	35,029
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	4.000%	12/15/19	850	874
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	3,750	4,135
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.990%	8/7/18 LOC	18,750	18,750
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	1.090%	8/7/18	10,850	10,850
2 New Jersey Turnpike Authority Revenue	1.804%	1/1/21	2,500	2,506
2 New Jersey Turnpike Authority Revenue	1.944%	1/1/22	3,495	3,511
2 New Jersey Turnpike Authority Revenue	1.944%	1/1/22	4,535	4,556
2 New Jersey Turnpike Authority Revenue PUT	1.924%	1/1/21	22,065	22,172
2 New Jersey Turnpike Authority Revenue PUT	2.214%	1/1/23	10,000	10,115
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.990%	8/7/18 LOC	7,730	7,730
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.040%	8/7/18	8,335	8,335
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.040%	8/7/18 (4)	6,500	6,500
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.090%	8/7/18 LOC	22,235	22,235
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.090%	8/7/18	5,745	5,745
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	2,500	2,564
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/20	2,000	2,105
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/21	2,285	2,459
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/22	1,500	1,647
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/23	1,500	1,674
Woodbridge Township NJ BAN	2.000%	8/17/18	36,900	36,912

	Woodbridge Township NJ BAN	2.500%	8/17/18	12,845	12,852
					680,418
New Mexico (0.9%)
	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/20	1,850	1,968
	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/21	1,200	1,308
	Farmington NM Pollution Control Revenue
	(Southern California Edison Co. Four Corners
	Project) PUT	1.875%	4/1/20	1,000	994
	New Mexico Finance Authority Transportation
	Revenue	5.000%	6/15/21	1,685	1,835
	New Mexico Finance Authority Transportation
	Revenue	5.000%	6/15/22	9,800	10,909
	New Mexico Finance Authority Transportation
	Revenue	5.000%	12/15/22	3,395	3,649
	New Mexico Finance Authority Transportation
	Revenue	5.000%	6/15/24	7,390	8,532
	New Mexico GO	5.000%	3/1/19	1,200	1,225
	New Mexico GO	5.000%	3/1/20	7,000	7,369
	New Mexico GO	5.000%	3/1/21	7,500	8,108
	New Mexico GO	5.000%	3/1/21	5,000	5,406
2	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	2.022%	8/1/18	5,200	5,200
2	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	2.052%	2/1/19	200	200
2	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	2.072%	8/1/19	1,000	1,000
2	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue PUT	2.152%	8/1/19	66,500	66,554
	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue PUT	5.000%	8/1/19	9,055	9,346
	New Mexico Severance Tax Revenue	5.000%	7/1/21	7,925	8,625
					142,228
New York (14.4%)
1	Battery Park City Authority New York Revenue
	TOB VRDO	1.540%	8/1/18 LOC	21,170	21,170
	Brookhaven NY Local Development Corp.
	Revenue (Jefferson's Ferry Project)	4.000%	11/1/18	580	583
	Brookhaven NY Local Development Corp.
	Revenue (Jefferson's Ferry Project)	5.000%	11/1/19	325	338
	Brookhaven NY Local Development Corp.
	Revenue (Jefferson's Ferry Project)	5.000%	11/1/20	650	692
	Brookhaven NY Local Development Corp.
	Revenue (Jefferson's Ferry Project)	5.000%	11/1/21	500	543
	Brooklyn NY Local Development Corp. PILOT
	Revenue (Brooklyn Events Center)	5.000%	7/15/20	500	529
	Buffalo & Erie County NY Industrial Land
	Development Corp. Revenue	5.000%	11/15/18	1,000	1,009
	Buffalo & Erie County NY Industrial Land
	Development Corp. Revenue	5.000%	11/15/19	680	706
	Copiague NY Union Free School District GO	2.500%	2/20/19	21,884	21,984
1,2 Eaton Vance New York Municipal Bond Fund II		1.790%	7/1/19	2,875	2,877
	Elmira City NY School District BAN	3.000%	6/27/19	11,000	11,110
1	Hudson Yards Infrastructure Corp. New York
	Revenue TOB VRDO	0.990%	8/7/18 LOC	6,065	6,065

Lockport NY BAN	2.500%	12/12/18	5,779	5,803
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/19 (Prere.)	1,890	1,942
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/21	1,000	1,092
2 Long Island NY Power Authority Electric System
Revenue PUT	2.115%	11/1/18	850	850
2 Long Island NY Power Authority Electric System
Revenue PUT	2.345%	11/1/18	19,000	19,007
Metropolitan Transportation Authority New York
BAN	5.000%	5/15/21	30,000	32,403
Metropolitan Transportation Authority New York
BAN	5.000%	5/15/21	49,000	52,925
Metropolitan Transportation Authority New York
BAN	5.000%	5/15/21	12,500	13,501
2 Metropolitan Transportation Authority New York
Revenue	1.744%	4/1/21 (4)	33,375	33,309
1 Metropolitan Transportation Authority New York
Revenue TOB VRDO	1.090%	8/7/18	3,780	3,780
1 Metropolitan Transportation Authority New York
Revenue TOB VRDO	1.090%	8/7/18	8,000	8,000
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/19	1,305	1,342
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/20	9,390	9,905
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/19	375	382
Nassau County NY TAN	3.000%	9/18/18	27,000	27,064
New York City NY GO	5.000%	8/1/18	3,250	3,250
New York City NY GO	1.870%	8/3/18 (4)	775	775
New York City NY GO	1.870%	8/6/18 (12)	36,600	36,600
New York City NY GO	1.610%	8/7/18 (4)	5,600	5,600
New York City NY GO	1.590%	8/8/18 (4)	15,550	15,550
New York City NY GO	1.790%	8/2/18 (4)	34,100	34,100
New York City NY GO	5.000%	8/1/19	15,440	15,973
New York City NY GO	5.000%	8/1/19	6,190	6,404
New York City NY GO	3.000%	10/1/19	3,000	3,051
New York City NY GO	5.000%	8/1/20	8,410	8,965
New York City NY GO	5.000%	8/1/21	13,865	15,162
New York City NY GO	5.000%	8/1/21	1,000	1,094
New York City NY GO	5.000%	8/1/21	12,180	13,320
New York City NY GO	5.000%	8/1/21	1,095	1,197
New York City NY GO	5.000%	8/1/22	4,965	5,410
New York City NY GO VRDO	1.500%	8/1/18 LOC	12,410	12,410
New York City NY GO VRDO	1.500%	8/1/18	10,700	10,700
New York City NY GO VRDO	1.500%	8/1/18	45,700	45,700
New York City NY GO VRDO	1.500%	8/1/18	47,530	47,530
New York City NY GO VRDO	0.980%	8/7/18	35,665	35,665
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	11/1/18	13,425	13,417
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	13,090	13,091
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	13,855	13,857

New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	24,685	24,692
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	1,300	1,300
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.900%	5/1/21	5,000	4,996
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.700%	7/1/21	5,850	5,797
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	2.200%	11/1/21	3,660	3,673
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	2.350%	7/1/22	17,250	17,280
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,423
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,702
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,956
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	2.000%	12/31/21	7,000	6,984
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.990%	8/7/18	36,940	36,940
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.490%	8/1/18	10,000	10,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.490%	8/1/18	63,470	63,470
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.490%	8/1/18	40,810	40,810
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.500%	8/1/18	10,400	10,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.980%	8/7/18	72,580	72,580
1 New York City NY Municipal Water Finance
Authority Water and Sewer System Revenue
TOB VRDO	0.960%	8/7/18	8,040	8,040
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.970%	8/7/18	17,110	17,110
New York City NY Transitional Finance Authority
Future Tax Revenue	1.870%	8/3/18 (4)	63,575	63,575
New York City NY Transitional Finance Authority
Future Tax Revenue	1.590%	8/2/18 (4)	4,050	4,050
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/19 (ETM)	1,300	1,346
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	6,825	7,327
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.940%	8/7/18	18,000	18,000
4 New York City Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/22	15,600	17,418
1 New York City Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	0.970%	8/7/18	8,000	8,000

1 New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters) TOB VRDO	1.240%	8/7/18	7,500	7,500
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.990%	8/7/18	27,435	27,435
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.990%	8/7/18	37,805	37,805
1 New York Liberty Development Corp. Revenue
TOB VRDO	1.020%	8/7/18	2,035	2,035
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,255	4,300
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	3,515	3,552
New York Metropolitan Transportation Authority
Revenue	4.000%	2/15/19	3,000	3,041
New York Metropolitan Transportation Authority
Revenue	4.000%	2/15/19	7,500	7,603
New York Metropolitan Transportation Authority
Revenue	4.000%	5/15/19	8,500	8,668
New York Metropolitan Transportation Authority
Revenue	4.000%	5/15/19	40,000	40,787
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	25,000	26,093
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/21	3,365	3,592
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	6,000	6,596
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.310%	11/1/18	2,300	2,300
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.390%	11/1/19	2,875	2,880
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.520%	11/1/19	23,500	23,564
1 New York Metropolitan Transportation Authority
Revenue (Transit Revenue) TOB VRDO	0.990%	8/7/18	11,250	11,250
New York Metropolitan Transportation Authority
Revenue BAN	4.000%	5/15/19	6,750	6,883
2 New York Metropolitan Transportation Authority
Revenue PUT	1.702%	11/1/19	18,580	18,585
New York Metropolitan Transportation Authority
Revenue PUT	4.000%	11/15/19	4,175	4,278
2 New York Metropolitan Transportation Authority
Revenue PUT	2.102%	2/1/20	9,500	9,533
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	69,000	72,384
2 New York Metropolitan Transportation Authority
Revenue PUT	2.014%	4/6/20 (4)	7,000	7,015
2 New York Metropolitan Transportation Authority
Revenue PUT	1.520%	6/1/20	88,350	88,450
New York Metropolitan Transportation Authority
Revenue PUT	4.000%	11/15/20	3,205	3,336
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	11/15/20	50,050	53,387
2 New York Metropolitan Transportation Authority
Revenue PUT	1.390%	11/15/22	10,000	9,991

1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.020%	8/7/18	12,500	12,500
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.020%	8/7/18	10,605	10,605
New York NY GO	5.000%	8/1/19	6,000	6,207
New York NY GO	5.000%	8/1/20	15,000	15,989
New York NY GO	5.000%	8/1/21	31,040	33,945
New York State Dormitory Authority Revenue	5.000%	3/15/21	50,000	54,101
New York State Dormitory Authority Revenue	5.000%	3/15/22	50,000	55,359
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/20	1,125	1,206
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	4.000%	12/1/18	1,300	1,308
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	4.000%	12/1/19	1,500	1,533
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/19	1,350	1,379
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	16,215	16,531
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	1,000	1,019
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	4,750	5,009
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	8,140	8,798
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,805	13,839
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	10,130	10,948
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	63,405	68,527
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	50,000	55,330
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.970%	8/7/18 (Prere.)	565	565
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,006
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,160	2,173
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	370	373
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	630	635
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/19 (ETM)	600	625
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/19	1,025	1,052
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.950%	8/7/18	7,500	7,500
New York State Housing Finance Agency
Affordable Housing Revenue	1.800%	5/1/20	1,620	1,621
New York State Housing Finance Agency
Affordable Housing Revenue	1.500%	5/1/21	2,950	2,917

New York State Housing Finance Agency
Affordable Housing Revenue	1.500%	5/1/21	3,570	3,530
New York State Housing Finance Agency
Affordable Housing Revenue	1.900%	5/1/21	14,210	14,191
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	2,510	2,513
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	1,755	1,757
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	5,000	5,005
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	1,300	1,301
New York State Housing Finance Agency
Housing Revenue	1.375%	11/1/19	2,000	1,993
New York State Housing Finance Agency
Housing Revenue	1.600%	5/1/21	3,900	3,861
New York State Housing Finance Agency
Housing Revenue	1.650%	11/1/21	8,500	8,402
New York State Housing Finance Agency
Housing Revenue	1.650%	11/1/21	9,005	8,901
New York State Housing Finance Agency
Revenue	1.050%	5/1/19	850	845
New York State Housing Finance Agency
Revenue	1.100%	11/1/19	1,000	994
New York State Housing Finance Agency
Revenue	1.250%	5/1/20	7,500	7,397
New York State Thruway Authority Revenue	5.000%	5/1/19	53,895	55,306
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	4,335	4,691
1 New York State Thruway Authority Revenue
TOB VRDO	0.970%	8/7/18	13,000	13,000
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	32,280	34,043
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	13,200	14,297
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	19,195	20,790
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/20	1,500	1,524
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.000%	8/7/18 LOC	43,800	43,800
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.040%	8/7/18 LOC	23,500	23,500
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph's Hospital & Health
Center)	5.000%	7/1/19 (ETM)	260	268
Orange & Ulster Counties NY Board
Cooperative Educational Services Revenue	3.000%	7/24/19	9,000	9,088
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.960%	8/7/18	1,900	1,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.960%	8/7/18	7,335	7,335
Ravena Coeymans Selkirk NY Central School
District BAN	2.500%	8/17/18	6,120	6,123
Tobacco Settlement Financing Corp. New York
Revenue	4.000%	6/1/19	6,000	6,097

Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	5,000	5,250
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	1,775	1,862
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	4,435	4,755
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	1,000	1,061
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	1,075	1,173
2 Triborough Bridge & Tunnel Authority New York
Revenue	1.380%	1/1/19 (4)	1,800	1,802
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	1.802%	2/1/19	10,350	10,351
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	1.902%	11/15/21	5,185	5,208
Westchester County NY GO	5.000%	1/1/19	500	508
Westchester County NY GO	5.000%	1/1/21	1,570	1,695
				2,326,161
North Carolina (1.4%)
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/20	3,345	3,566
Charlotte NC GO	5.000%	12/1/18	4,000	4,048
Charlotte NC GO	5.000%	7/1/22	3,725	4,157
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/19	1,360	1,423
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	2,310	2,456
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/19	3,575	3,632
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.970%	8/7/18	10,805	10,805
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	1.530%	8/1/18	14,800	14,800
East Carolina University North Carolina
Revenue	5.000%	10/1/19	3,525	3,668
East Carolina University North Carolina
Revenue	5.000%	10/1/20	3,660	3,917
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/19	3,500	3,573
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/21	1,000	1,081
Greensboro NC Combined Enterprise System
Revenue	5.250%	6/1/21	4,370	4,788
Guilford County NC GO	5.000%	5/1/19	1,820	1,869
Guilford County NC GO	4.000%	2/1/20	3,360	3,481
Guilford County NC GO	5.000%	2/1/21	1,200	1,296
Mecklenburg County NC GO	5.000%	8/1/18	4,000	4,000
Mecklenburg County NC GO	5.000%	12/1/18	4,780	4,838
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/18	1,480	1,486
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/20	1,000	1,066

New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/21	1,000	1,092
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	1.450%	9/1/18	23,750	23,755
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	2,245	2,279
North Carolina GO	5.000%	3/1/19	3,865	3,946
North Carolina GO	5.000%	5/1/19	1,525	1,566
North Carolina GO	5.000%	5/1/20	1,035	1,096
North Carolina GO	5.000%	5/1/20	2,300	2,435
North Carolina GO	5.000%	6/1/20	2,840	3,015
4 North Carolina GO	5.000%	6/1/21	17,915	19,526
North Carolina GO	5.000%	6/1/21	1,000	1,090
North Carolina GO	4.000%	5/1/22	10,000	10,778
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/18	3,780	3,802
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group) VRDO	0.980%	8/7/18	32,860	32,860
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	1.290%	2/26/19	12,145	12,145
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/20	670	706
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/19	250	259
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/20	310	330
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/21	275	298
North Carolina Medical Care Commission
Retirement Facilities Revenue (United
Methodist Retirement Homes Inc.)	5.000%	10/1/22	350	387
North Carolina Turnpike Authority Revenue	5.000%	1/1/20	650	677
North Carolina Turnpike Authority Revenue	5.000%	1/1/21	700	746
North Carolina Turnpike Authority Revenue	5.000%	1/1/22	500	544
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/18	1,795	1,806
Raleigh NC GO	5.000%	9/1/22	2,000	2,242
Union County NC GO	5.000%	9/1/20	1,430	1,528
Union County NC GO	5.000%	9/1/21	1,200	1,315
Wake County NC GO	5.000%	3/1/21	1,645	1,781
Wake County NC GO	5.000%	3/1/21	2,395	2,593
Wake County NC GO	5.000%	3/1/21	2,385	2,582
Wake County NC GO	5.000%	4/1/21	2,400	2,603
Wake County NC Public Improvement GO	5.000%	9/1/21	1,505	1,650
				221,382
North Dakota (0.0%)
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/18	350	354

Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/19	150	156
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/20	750	796
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/21	1,000	1,083
1 North Dakota Public Finance Authority Revenue
TOB VRDO	1.030%	8/7/18	5,095	5,095
				7,484
Ohio (2.9%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.000%	11/15/20	1,460	1,550
Akron OH Income Tax Revenue (Packaging
Facilities)	5.000%	12/1/18	1,145	1,159
Akron OH Income Tax Revenue (Packaging
Facilities)	5.000%	12/1/19	1,590	1,663
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/19	1,000	1,032
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/21	2,605	2,813
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/22	3,750	4,123
Allen County OH Hospital Facilities Revenue
(Mercy Health) PUT	5.000%	5/5/22	12,175	13,453
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	1,250	1,309
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	2.250%	8/15/21	8,000	7,967
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	24,250	24,667
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/21	750	820
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/22	750	834
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/20	275	288
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/21	285	302
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/21	925	1,009
Cleveland OH Airport System Revenue	5.000%	1/1/19 (4)	410	415
Cleveland OH Airport System Revenue	5.000%	1/1/20 (4)	430	449
Cleveland OH GO	4.000%	12/1/21	375	400
Cleveland OH GO	5.000%	12/1/22	500	561
Columbus OH GO	5.000%	8/15/18	1,250	1,252
Columbus OH GO	5.000%	2/15/23	13,815	15,629
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/18	1,000	1,012
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.980%	8/7/18	8,250	8,250
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.930%	8/7/18	66,600	66,600
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.930%	8/7/18	17,430	17,430

Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/19	560	565
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/20	575	589
1 Hamilton County OH Hospital Facilities Revenue
(UC Health) TOB VRDO	1.000%	8/7/18 LOC	11,395	11,395
Hamilton County OH Sales Tax Revenue	4.000%	12/1/18	1,500	1,513
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18	2,900	2,934
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19	3,000	3,134
1 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	0.990%	8/7/18	42,200	42,200
1 Kettering Health Network Obligated Group TOB
VRDO	1.090%	8/7/18	5,580	5,580
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/19	810	836
2 Lancaster OH Port Authority Gas Supply
Revenue PUT	2.122%	8/1/19	18,575	18,594
1 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	1.090%	8/7/18	4,000	4,000
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	1.500%	8/1/18 LOC	1,000	1,000
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	1.500%	8/1/18 LOC	7,100	7,100
Ohio Common Schools GO	5.000%	9/15/20	5,000	5,344
Ohio Cultural & Sports Capital Facilities Lease
revenue	5.000%	10/1/19	1,045	1,087
Ohio Cultural & Sports Capital Facilities Lease
revenue	5.000%	10/1/21	2,755	3,014
Ohio GO	2.000%	3/1/20	3,040	3,059
Ohio GO	5.000%	2/1/21	2,250	2,427
Ohio GO	5.000%	9/15/21	1,300	1,424
Ohio Higher Education GO	5.000%	5/1/20	10,520	11,128
Ohio Higher Education GO	5.000%	5/1/21	11,050	11,993
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/19	1,500	1,563
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/20	1,500	1,606
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/21	1,045	1,145
Ohio Highway Capital Improvements GO	5.000%	5/1/19	1,200	1,232
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.190%	8/7/18	13,000	13,000
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.190%	8/1/18	13,250	13,250
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.190%	8/7/18	10,875	10,875
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	20,000	22,021
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/20	1,125	1,209
Ohio Solid Waste Revenue (Republic Services
Inc. Project) PUT	1.450%	9/4/18	6,750	6,751
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,515	1,584
Ohio State University General Receipts
Revenue	5.000%	12/1/20	1,250	1,344

Ohio State University General Receipts
Revenue	5.000%	12/1/21	1,400	1,541
Ohio State University General Receipts
Revenue	5.000%	12/1/22	1,110	1,248
Ohio State University General Receipts
Revenue VRDO	0.850%	8/7/18	400	400
Ohio State University General Receipts
Revenue VRDO	0.920%	8/7/18	6,850	6,850
1 Ohio Turnpike Commission Turnpike Revenue
TOB VRDO	1.040%	8/7/18	7,500	7,500
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/21	2,890	3,189
Ohio Water Development Authority Fresh Water
Revenue	5.250%	12/1/21	1,250	1,371
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	3,880	3,927
2 Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	1.160%	12/1/20	48,695	48,695
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/18 (ETM)	1,510	1,529
Toledo OH GO	4.000%	12/1/18 (4)	1,880	1,895
University of Akron Ohio General Receipts
Revenue	4.000%	1/1/19	1,000	1,010
				468,638
Oklahoma (0.4%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,320
Norman OK Regional Hospital Authority
Revenue	4.000%	9/1/18	1,000	1,002
Norman OK Regional Hospital Authority
Revenue	4.000%	9/1/19	2,000	2,044
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/20	1,170	1,240
Oklahoma City OK GO	4.000%	3/1/19	2,775	2,816
Oklahoma City OK GO	5.000%	3/1/19	4,080	4,164
Oklahoma City OK GO	4.000%	3/1/21	2,940	3,109
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.500%	8/15/18 (Prere.)	7,000	7,011
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/22	1,000	1,089
Oklahoma Water Resources Board Revolving
Fund Revenue	5.000%	4/1/19	3,000	3,070
Oklahoma Water Resources Board Revolving
Fund Revenue	5.000%	4/1/21	1,405	1,523
Tulsa County OK Independent School District
No. 11 (Owasso) GO	3.000%	1/1/20	4,000	4,073
Tulsa County OK Independent School District
No. 11 (Owasso) GO	4.000%	1/1/21	7,450	7,823
Tulsa County OK Independent School District
No. 11 (Owasso) GO	4.000%	1/1/22	7,450	7,937
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/20	1,500	1,596
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/21	825	899

Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/22	825	917
Tulsa County OK Independent School District
No. 11 (Owasso) Revenue	5.000%	9/1/23	500	564
Tulsa County OK Industrial Authority Housing
Revenue (St. Thomas Square & Worthington
Townhouse Apartment Project) PUT	1.250%	8/1/18	11,500	11,500
				64,697
Oregon (0.8%)
Clackamas County OR Hospital Facility
Authority Revenue (Mary's Woods at
Marylhurst)	2.600%	11/15/23	3,100	3,103
Clackamas County OR Hospital Facility
Authority Revenue (Mary's Woods at
Marylhurst)	2.800%	5/15/24	575	576
Multnomah County OR GO	5.000%	6/1/19	7,960	8,193
Multnomah County OR GO	5.000%	6/1/20	8,345	8,852
Multnomah County OR GO	5.000%	6/1/21	8,770	9,551
Multnomah County OR GO	5.000%	6/1/22	9,205	10,265
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/21	6,020	6,628
1 Oregon Department of Transportation Highway
User Tax Revenue TOB VRDO	1.000%	8/7/18	5,000	5,000
Oregon Facilities Authority Revenue
(PeaceHealth) VRDO	0.940%	8/7/18 LOC	18,000	18,000
1 Oregon Facilities Authority Revenue (Reed
College Project) TOB VRDO	0.970%	8/7/18	7,500	7,500
Oregon GO	5.000%	11/1/18	3,750	3,784
Oregon GO	3.000%	5/1/19	2,500	2,529
Oregon GO	3.000%	6/1/19	1,000	1,013
Oregon GO	3.000%	11/1/19	1,000	1,019
Oregon GO	5.000%	5/1/20	2,725	2,885
Oregon GO	5.000%	8/1/20	3,300	3,516
Oregon GO	5.000%	11/1/20	3,100	3,328
Oregon GO	5.000%	5/1/21	2,065	2,244
Oregon GO	5.000%	6/1/21	2,075	2,260
Oregon GO	5.000%	8/1/21	1,750	1,914
Oregon GO	4.000%	11/1/21	3,610	3,860
Oregon GO	5.000%	5/1/22	4,105	4,460
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,490	4,494
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	8,110	8,126
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/19	4,835	4,839
Washington County OR GO	5.000%	3/1/19	2,365	2,414
Washington Yamhill and Multnomah Counties
OR Hillsboro School District No. 1J GO	4.000%	6/15/20	1,600	1,670
				132,023
Pennsylvania (4.4%)
Allegheny County PA Higher Education Building
Authority University Revenue (Robert Morris
University)	3.000%	10/15/22	600	602
Allegheny County PA Hospital Development
Authority Revenue (Children's Hospital of
Pittsburgh Project) VRDO	1.000%	8/7/18 LOC	1,250	1,250

	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	2.300%	2/1/21	4,465	4,490
1,2 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	1.110%	9/4/18 LOC	10,000	10,000
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.540%	8/1/18 LOC	5,600	5,600
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.970%	8/7/18 LOC	9,895	9,895
	Allegheny County PA Port Authority Revenue	5.250%	3/1/22	5,000	5,408
	Allentown PA City School District TRAN	2.200%	1/2/19	2,625	2,626
	Allentown PA Neighborhood Improvement Zone
	Development Authority Tax Revenue	5.000%	5/1/22	1,875	2,012
	Beaver County PA GO	4.000%	4/15/19 (15)	950	964
	Beaver County PA GO	4.000%	4/15/20 (15)	660	682
	Beaver County PA GO	4.000%	4/15/21 (15)	695	729
	Beaver County PA GO	4.000%	4/15/22 (15)	720	764
	Berks County PA Industrial Development
	Authority Health System Revenue (Tower
	Health Project)	5.000%	11/1/22	500	553
1	Berks County PA Municipal Authority Revenue
	(Reading Hospital & Medical Center Project)
	TOB VRDO	1.040%	8/7/18	9,750	9,750
2	Bethlehem PA Area School District Authority
	Revenue PUT	1.924%	11/1/21	10,990	11,017
2	Bethlehem PA Area School District Authority
	Revenue PUT	1.934%	11/1/21	4,890	4,909
	Bethlehem PA GO	5.000%	12/1/21 (4)	305	335
	Bethlehem PA GO	5.000%	12/1/22 (4)	300	336
	Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	505
	Bucks County PA GO	5.000%	5/1/19	1,500	1,540
	Bucks County PA Water & Sewer Authority
	Water System Revenue	4.000%	6/1/19 (15)	500	510
	Capital Region Water Pennsylvania Sewer
	System Revenue	5.000%	7/15/22 (15)	1,725	1,908
	Centre County PA Hospital Authority Revenue
	(Mount Nittany Medical Center Project)	5.000%	11/15/22	800	887
	Clarion County PA Industrial Development
	Authority Revenue (Clarion University
	Foundation Inc. Student Housing Project)	5.000%	7/1/19	970	990
	Coatesville PA School District GO	4.000%	8/1/20 (4)	325	336
	Coatesville PA School District GO	5.000%	8/1/21 (4)	1,270	1,368
	Commonwealth Financing Authority
	Pennsylvania Revenue	5.000%	6/1/20	1,125	1,182
	Commonwealth Financing Authority
	Pennsylvania Revenue	5.000%	6/1/21	1,000	1,073
	Commonwealth Financing Authority
	Pennsylvania Revenue	5.000%	6/1/22	1,760	1,922
	Commonwealth Financing Authority
	Pennsylvania Revenue	5.000%	6/1/23	2,625	2,912
	Dauphin County PA General Authority Health
	System Revenue (Pinnacle Health System
	Project)	4.000%	6/1/19	1,265	1,290
	Delaware County PA GO	5.000%	10/1/19	3,025	3,147

Delaware County PA GO	5.000%	10/1/20	2,700	2,888
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.930%	8/7/18 LOC	10,920	10,920
2 Downingtown PA Area School District GO PUT	1.640%	5/1/19	5,075	5,080
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/20	575	610
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/22	815	901
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/23	500	562
Hempfield PA School District GO	4.000%	3/15/20 (15)	2,745	2,849
2 Hempfield PA School District GO PUT	1.952%	8/1/19	8,865	8,881
Hempfield PA School District GO VRDO	1.922%	8/1/19	1,905	1,908
Indiana County PA Industrial Development
Authority Student Housing Revenue BAN	1.450%	9/1/20	6,375	6,260
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	5.000%	11/1/22	1,000	1,103
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/19	500	515
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/20	820	866
1 Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) TOB VRDO	1.090%	8/7/18	7,425	7,425
Lower Merion PA School District GO	4.000%	9/15/18	3,670	3,682
Luzerne County PA GO	5.000%	12/15/20 (4)	1,000	1,066
Luzerne County PA GO	5.000%	12/15/21 (4)	1,500	1,634
Luzerne County PA GO	5.000%	12/15/22 (4)	1,000	1,109
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/21 (4)	1,190	1,279
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/22 (4)	1,305	1,421
2 Manheim Township PA School District GO	1.643%	5/1/19	700	700
2 Manheim Township PA School District GO	1.693%	5/1/20	750	753
2 Manheim Township PA School District GO	1.743%	5/3/21	1,000	1,006
2 Manheim Township PA School District GO	1.843%	11/1/21	1,125	1,135
2 Manheim Township PA School District GO PUT	1.893%	11/1/21	2,000	2,018
Montgomery County PA GO	5.000%	4/1/19	1,840	1,883
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19 (ETM)	490	504
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	510	524
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/18	1,000	1,003
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	500	510
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/22	825	914

Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/23	1,275	1,438
2 Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University) PUT	1.660%	9/1/23	9,250	9,246
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/19	2,805	2,839
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	7,999
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	4,999
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	11,250	11,248
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	2.000%	12/1/18	570	570
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	2.000%	12/1/20	650	645
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	3.000%	12/1/22	785	797
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/21	725	776
1 Mount Lebanon PA School District GO TOB
VRDO	0.990%	8/7/18	15,500	15,500
2 North Penn PA Water Authority Revenue	1.752%	11/1/18	700	700
2 North Penn PA Water Authority Revenue PUT	1.902%	11/1/19	2,500	2,500
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	4.000%	8/15/19	1,340	1,372
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,062
2 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	2.340%	8/15/20	8,125	8,219
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	3.250%	7/1/19	940	945
Pennsylvania COP	5.000%	7/1/20	470	495
Pennsylvania COP	5.000%	7/1/22	300	328
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/22	5,000	5,375
1 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)
TOB VRDO	1.040%	8/7/18	3,335	3,335
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.650%	10/1/18	3,750	3,750

Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/20	7,290	7,523
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	5,265	5,429
Pennsylvania GO	5.000%	8/15/18	15,170	15,190
Pennsylvania GO	5.000%	3/1/20	11,310	11,877
Pennsylvania GO	5.000%	1/1/21	19,835	21,211
Pennsylvania GO	5.000%	3/1/21	11,900	12,775
Pennsylvania GO	5.000%	11/15/21 (Prere.)	10,000	11,013
Pennsylvania GO	5.000%	11/15/21 (Prere.)	8,250	9,086
Pennsylvania GO	5.000%	3/1/22	5,100	5,585
Pennsylvania GO	5.000%	8/15/23	10,000	11,247
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/20	3,575	3,783
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/20	1,205	1,275
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/21	4,830	5,242
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/21	1,285	1,395
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/22	5,920	6,569
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/22	1,360	1,509
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)
TOB VRDO	1.000%	8/7/18	7,560	7,560
Pennsylvania Higher Educational Facilities
Authority Revenue (York College) PUT	2.250%	4/30/20	2,305	2,321
Pennsylvania Higher Educational Facilities
Authority Revenue (York College) PUT	2.850%	5/1/21	1,605	1,609
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.970%	8/7/18	6,315	6,315
Pennsylvania State University Revenue	5.000%	9/1/18	815	817
Pennsylvania State University Revenue	5.000%	9/1/18	2,850	2,858
Pennsylvania State University Revenue	5.000%	9/1/19	500	519
Pennsylvania State University Revenue	5.000%	9/1/19	4,220	4,378
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/18	1,250	1,264
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/19	1,260	1,316
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	1,320	1,357
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10,080	10,391
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	22,000	22,778
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/20	18,520	19,592
2 Pennsylvania Turnpike Commission Revenue	1.290%	12/1/20	3,750	3,750
2 Pennsylvania Turnpike Commission Revenue	2.210%	12/1/20	1,930	1,962
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	325	349
2 Pennsylvania Turnpike Commission Revenue	1.370%	12/1/21	10,000	10,000
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	375	412
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	250	281
2 Pennsylvania Turnpike Commission Revenue
PUT	1.740%	12/1/18	8,500	8,504

1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.140%	8/7/18	1,880	1,880
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.140%	8/7/18	5,595	5,595
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,688
Philadelphia PA Gas Works Revenue	5.000%	10/1/18	7,500	7,543
Philadelphia PA Gas Works Revenue	5.000%	10/1/19	6,510	6,756
Philadelphia PA Gas Works Revenue	5.000%	10/1/20	3,500	3,724
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	3,100	3,437
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/20	1,005	1,052
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/21	715	762
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/22	1,000	1,081
Philadelphia PA School District GO	5.000%	9/1/18	1,000	1,003
Philadelphia PA School District GO	5.000%	9/1/18	6,400	6,418
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,810
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,810
Philadelphia PA School District GO	5.000%	9/1/20	2,975	3,159
Philadelphia PA School District GO	5.000%	9/1/20	4,000	4,248
Philadelphia PA School District GO	5.000%	9/1/21	1,100	1,191
Philadelphia PA School District GO	5.000%	9/1/23	845	939
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	1.050%	8/7/18 (4)	44,245	44,245
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	3.000%	12/15/18	620	623
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	4.000%	12/15/20	500	523
Pittsburgh PA GO	5.000%	9/1/21	500	542
Pittsburgh PA School District GO	4.000%	9/1/18	3,020	3,027
Pittsburgh PA Urban Redevelopment Authority
Revenue (Crawford 123 LP) PUT	2.250%	6/1/20	3,150	3,159
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/20 (4)	12,995	13,815
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/21 (4)	13,650	14,846
2 Pittsburgh PA Water & Sewer Authority
Revenue PUT	2.105%	12/1/20 (4)	50,000	50,124
Reading PA School District GO	5.000%	3/1/22 (4)	540	590
St. Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/18	500	505
St. Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/21	1,000	1,095
St. Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/22	765	854
Scranton PA School District GO	5.000%	6/1/19	500	511
Scranton PA School District GO	5.000%	6/1/20	645	675
2 Scranton PA School District GO PUT	2.273%	4/1/21	2,875	2,887

Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/21	675	728
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/22	300	331
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/18 (15)	500	503
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/20	3,515	3,760
1 Tower Health Obligated Group TOB VRDO	1.060%	8/7/18	4,500	4,500
University Area Joint Authority Pennsylvania
Sewer Revenue	4.000%	11/1/20 (15)	1,535	1,607
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/21 (15)	1,245	1,360
University Area Joint Authority Pennsylvania
Sewer Revenue	5.000%	11/1/22 (15)	545	608
1 University of Pittsburgh PA Revenue TOB
VRDO	0.970%	8/7/18 (Prere.)	7,500	7,500
1 University of Pittsburgh-of the Pennsylvania
Commonwealth System of Higher Education
TOB VRDO	0.970%	8/7/18 (Prere.)	4,430	4,430
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	4.000%	7/1/19	860	875
1 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	1.090%	8/7/18 (15)	5,665	5,665
1 Westmoreland County PA Municipal Authority
Revenue TOB VRDO	1.090%	8/7/18 (15)	3,685	3,685
York County PA School of Technology Authority
Lease Revenue	3.000%	2/15/19 (15)	300	302
York County PA School of Technology Authority
Lease Revenue	4.000%	2/15/20 (15)	500	518
York County PA School of Technology Authority
Lease Revenue	5.000%	2/15/21 (15)	740	794
				715,864
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/20 (14)	995	1,030
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/22 (14)	3,250	3,272
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/21 (14)	2,595	2,617
Puerto Rico GO	5.500%	7/1/20 (14)	1,675	1,748
Puerto Rico GO	5.500%	7/1/20 (14)	515	538
				9,205
Rhode Island (0.1%)
1 Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island) TOB VRDO	1.040%	8/7/18	6,670	6,670
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18 (ETM)	1,325	1,329
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18	2,990	2,995

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/19	1,760	1,802
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/20	1,650	1,732
				14,528
South Carolina (0.6%)
Columbia SC Waterworks & Sewer System
Revenue VRDO	0.960%	8/7/18 LOC	3,115	3,115
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/18	700	707
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/19	1,050	1,097
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/18	750	756
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/19	560	582
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/21	500	538
Myrtle Beach SC Tax Increase Revenue (Myrtle
Beach Air Force Base Redevelopment
Project)	5.000%	10/1/20	1,000	1,062
Patriots Energy Group Finance Authority SC
Gas Supply Revenue PUT	4.000%	2/1/24	10,000	10,618
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/18	1,000	1,012
South Carolina GO	4.000%	4/1/19	1,170	1,190
South Carolina GO	5.000%	4/1/19 (ETM)	1,500	1,535
South Carolina GO	5.000%	4/1/19	1,020	1,044
South Carolina GO	5.000%	4/1/19	745	763
South Carolina GO	5.000%	4/1/19	665	681
South Carolina GO	5.000%	4/1/19	805	824
South Carolina GO	4.000%	4/1/20	1,535	1,595
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/20	1,310	1,372
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/21	1,900	2,040
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18 (ETM)	870	870
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	7,205	7,329
South Carolina Public Service Authority
Revenue	4.000%	12/1/19	2,715	2,788
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	2,150	2,236
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	8,850	9,204
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	1,475	1,534
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	1,250	1,300
South Carolina Public Service Authority
Revenue	4.000%	12/1/20	450	469

South Carolina Public Service Authority
Revenue	5.000%	12/1/20	21,000	22,373
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	4,125	4,395
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	2,135	2,319
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	1,100	1,195
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,110	1,211
1 South Carolina Public Service Authority
Revenue TOB VRDO	1.140%	8/7/18	5,965	5,965
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	4.000%	12/1/18 (15)	1,715	1,727
				95,446
South Dakota (0.1%)
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/18	3,435	3,445
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/19	1,840	1,906
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/20	1,130	1,205
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/21	1,500	1,636
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/18	500	502
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/18	800	805
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/19	395	406
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/19	600	624
				10,529
Tennessee (1.2%)
Chattanooga TN Electric System Revenue	5.000%	9/1/18	2,375	2,382
Clarksville TN Public Building Authority Revenue
(Morristown) VRDO	1.530%	8/1/18 LOC	8,690	8,690
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.530%	8/1/18 LOC	120	120
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.530%	8/1/18 LOC	11,470	11,470
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/19	1,575	1,621
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/20	1,500	1,585
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/21	1,075	1,162
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/22	1,250	1,377
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/23	900	1,008
Hamilton County TN GO	5.000%	1/1/21	1,200	1,257

Hamilton County TN GO	5.000%	4/1/21	10,810	11,726
Knox County TN GO	5.000%	6/1/21	1,435	1,563
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	2,964
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	4.000%	4/1/19	400	405
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/19	385	397
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/20	395	413
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/20	1,000	1,054
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	4.000%	4/1/21	635	660
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	3,200	3,302
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) PUT	1.550%	11/3/20	15,200	15,037
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	1.530%	8/1/18 LOC	12,825	12,825
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	1.530%	8/1/18 LOC	9,325	9,325
Murfreesboro TN GO	5.000%	6/1/19	2,160	2,223
Shelby County TN GO	5.000%	4/1/19	750	768
Shelby County TN GO	5.000%	3/1/21	1,210	1,310
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/20	1,000	1,056
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	8,815	8,955
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	18,895	19,575
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	3,500	3,657
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	2,500	2,662
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,500	2,762
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	5/1/23	37,750	40,060
Tennessee GO	5.000%	10/1/18	1,030	1,036
Tennessee GO	5.000%	8/1/21	1,000	1,094
Tennessee GO	5.000%	2/1/22	7,270	8,047
Tennessee GO	4.000%	8/1/22	6,865	7,420
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/21	2,500	2,750
Williamson County TN GO	5.000%	4/1/19	4,070	4,166

Williamson County TN GO	5.000%	4/1/21	500	543
Williamson County TN GO	5.000%	4/1/21	2,800	3,038
				201,465
Texas (15.2%)
Aldine TX Independent School District GO	5.000%	2/15/19	2,320	2,365
Aldine TX Independent School District GO	5.000%	2/15/20	8,875	9,325
Alvin TX Independent School District GO PUT	1.400%	8/15/20	12,500	12,386
3 Arlington TX Independent School District GO	4.000%	2/15/19	1,225	1,242
Arlington TX Independent School District GO	5.000%	2/15/20	1,200	1,261
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/19	650	658
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/19	600	607
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/20	650	677
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/20	500	522
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/21	560	598
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/21	530	567
Austin TX Affordable Multifamily Housing
Revenue (Commons at Goodnight
Apartments) PUT	1.850%	7/1/20	10,000	9,974
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/18	500	500
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/20	200	213
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/21	150	163
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/22	150	166
3 Austin TX GO	5.000%	9/1/19	2,865	2,972
Bexar County TX GO	5.000%	6/15/20	7,840	8,315
Bexar County TX GO	5.000%	6/15/20	2,595	2,752
Brazosport TX Independent School District GO	5.000%	2/15/19	5,690	5,800
Brownsville TX Utility System Revenue	5.000%	9/1/18	2,250	2,256
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/19	630	640
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	700	734
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,000	1,062
Central Texas Regional Mobility Authority
Revenue PUT	5.000%	1/7/21	5,500	5,781
Clear Creek TX Independent School District GO	5.000%	2/15/19	2,525	2,574
Clear Creek TX Independent School District GO
PUT	1.450%	8/14/20	9,950	9,869
Coastal Bend TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	1.690%	8/2/18 (4)	6,650	6,650
Colorado River TX Municipal Water District
Revenue	5.000%	1/1/21	770	829
Conroe TX Independent School District GO	5.000%	2/15/19	3,345	3,410
Conroe TX Independent School District GO	5.000%	2/15/20	2,230	2,343
Corpus Christi TX Independent School District
GO PUT	2.000%	8/15/19	2,750	2,758

Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/22	4,020	4,335
Cypress-Fairbanks TX Independent School
District GO	4.000%	2/15/24	10,140	10,942
Cypress-Fairbanks TX Independent School
District GO PUT	0.900%	8/15/18	7,590	7,589
Cypress-Fairbanks TX Independent School
District GO PUT	2.000%	8/15/18	5,000	5,001
Cypress-Fairbanks TX Independent School
District GO PUT	3.000%	8/15/18	10,140	10,146
Cypress-Fairbanks TX Independent School
District GO PUT	2.500%	8/15/19	17,000	17,137
Cypress-Fairbanks TX Independent School
District GO PUT	4.000%	8/15/19	19,290	19,742
Cypress-Fairbanks TX Independent School
District GO PUT	1.400%	8/17/20	5,000	4,946
Cypress-Fairbanks TX Independent School
District GO PUT	1.400%	8/17/20	5,375	5,317
Cypress-Fairbanks TX Independent School
District GO PUT	3.000%	8/17/20	4,850	4,952
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	12,000	12,155
Dallas TX GO	5.000%	2/15/19	6,215	6,332
Dallas TX GO	5.000%	2/15/19	8,565	8,726
Dallas TX GO	5.000%	2/15/20	1,255	1,319
Dallas TX GO	5.000%	2/15/20	7,165	7,529
Dallas TX Independent School District GO	5.000%	2/15/19	5,500	5,607
Dallas TX Independent School District GO PUT	1.500%	8/15/18	29,000	29,000
Dallas TX Independent School District GO PUT	5.000%	2/15/19	14,000	14,247
Dallas TX Independent School District GO PUT	5.000%	2/15/20	15,000	15,722
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/20	3,000	3,211
Deer Park TX Independent School District GO
PUT	3.000%	10/1/19	8,580	8,707
Denton County TX GO	4.000%	7/15/19	2,500	2,559
Denton County TX GO	5.000%	7/15/20	1,100	1,169
Denton TX Independent School District GO	5.000%	8/15/18	3,450	3,455
Denton TX Independent School District GO PUT	2.000%	8/1/18 (Prere.)	1,245	1,245
Denton TX Independent School District PUT	2.000%	8/1/18 (Prere.)	2,500	2,500
Denton TX Independent School District PUT	2.000%	8/1/18	1,110	1,110
Dickinson TX Independent School District GO
PUT	1.350%	8/1/19	2,750	2,740
Eagle Mountain & Saginaw TX Independent
School District GO	5.000%	8/15/19	1,435	1,487
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	10,000	10,029
El Paso TX GO	5.000%	8/15/18	5,000	5,007
El Paso TX GO	5.000%	8/15/19	3,500	3,626
El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,000	1,015
El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,475	1,497
Fort Bend County TX GO	5.000%	3/1/19	2,000	2,042
Fort Bend TX Independent School District GO	5.000%	8/15/22	2,455	2,616
Fort Bend TX Independent School District GO
PUT	0.900%	8/1/18	5,245	5,245
Fort Bend TX Independent School District GO
PUT	1.350%	8/1/19	3,885	3,869

	Fort Bend TX Independent School District GO
	PUT	1.350%	8/1/20	5,580	5,511
	Fort Bend TX Independent School District GO
	PUT	1.500%	8/1/21	5,385	5,290
	Fort Worth TX GO	5.000%	3/1/19	5,000	5,103
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	4,005	4,213
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	1,680	1,767
	Fort Worth TX Water & Sewer Revenue	5.250%	2/15/21	1,880	1,981
	Friendswood TX Independent School District
	GO	5.000%	2/15/19	1,810	1,845
	Frisco TX GO	4.000%	2/15/19	7,650	7,755
	Frisco TX GO	5.000%	2/15/20	8,435	8,867
	Frisco TX Independent School District GO	5.000%	8/15/21	1,500	1,639
	Galveston County TX GO	4.000%	2/1/19	500	506
	Galveston County TX GO	4.000%	2/1/20	1,200	1,243
	Garland TX GO	5.000%	2/15/19	3,000	3,057
	Georgetown TX Independent School District GO
	PUT	2.500%	8/1/19	1,500	1,512
	Georgetown TX Independent School District GO
	PUT	2.000%	8/1/20	12,000	12,231
	Goose Creek TX Consolidated Independent
	School District GO	5.000%	2/15/21	6,135	6,618
	Goose Creek TX Consolidated Independent
	School District GO PUT	1.180%	8/15/19	5,000	4,973
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue PUT	5.000%	10/1/23	15,000	16,930
	Grand Parkway Transportation Corp. Texas
	BAN	5.000%	2/1/23	87,200	96,575
	Grand Prairie TX Independent School District
	GO	5.000%	2/15/19	2,420	2,467
1,2 Grapevine-Colleyville TX Independent School
	District GO PUT TOB	1.090%	10/4/18	22,050	22,050
	Grapevine-Colleyville TX Independent School
	District GO PUT	2.000%	8/1/20	3,750	3,771
	Harlandale TX Independent School District GO
	PUT	2.000%	8/15/18	24,575	24,579
	Harlandale TX Independent School District GO
	PUT	3.000%	8/15/21	13,775	14,040
2	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System)	1.770%	6/1/21	1,000	1,011
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital)	5.000%	10/1/18	2,015	2,026
2	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital) PUT	2.258%	6/1/20	32,500	32,767
	Harris County TX Cultural Education Facilities
	Finance Corp. Thermal Utility Revenue
	(TECO Project)	5.000%	11/15/19	500	521
	Harris County TX Cultural Education Facilities
	Finance Corp. Thermal Utility Revenue
	(TECO Project)	5.000%	11/15/20	860	921
	Harris County TX GO	5.000%	10/1/18	3,675	3,697
	Harris County TX GO	5.000%	10/1/18	2,800	2,817
	Harris County TX GO	5.000%	10/1/19	1,550	1,613
	Harris County TX GO	5.000%	8/15/20	4,250	4,526

Harris County TX GO	5.000%	10/1/20	3,005	3,212
Harris County TX GO	5.000%	10/1/20	4,635	4,954
Harris County TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	1.650%	8/2/18 (4)	500	500
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	1.540%	8/1/18	17,885	17,885
1 Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue TOB VRDO	0.970%	8/7/18	6,660	6,660
2 Harris County TX Toll Road Revenue	1.720%	8/15/18	2,100	2,101
2 Harris County TX Toll Road Revenue PUT	1.640%	8/15/18	34,250	34,257
Hays County TX GO	5.000%	2/15/22	600	661
Houston TX GO	5.000%	3/1/19 (Prere.)	10,500	10,713
Houston TX GO	5.000%	3/1/19 (Prere.)	1,145	1,168
Houston TX GO	5.000%	3/1/20	15,000	15,766
Houston TX GO	5.000%	3/1/20	3,030	3,185
Houston TX GO	5.000%	3/1/20	1,275	1,300
Houston TX GO	5.000%	3/1/20	2,500	2,628
Houston TX GO	5.000%	3/1/21	17,850	19,274
Houston TX GO	5.000%	3/1/21	2,500	2,699
Houston TX GO	5.000%	3/1/22	3,000	3,311
Houston TX GO	5.000%	3/1/23	1,750	1,968
Houston TX Independent School District GO	5.000%	2/15/19	17,530	17,870
Houston TX Independent School District GO	5.000%	2/15/20	18,970	19,933
Houston TX Independent School District GO	5.000%	2/15/21	17,510	18,920
Houston TX Independent School District GO
PUT	1.375%	6/1/19	1,000	997
Houston TX Independent School District GO
PUT	3.000%	6/1/19	27,520	27,818
Houston TX Independent School District GO
PUT	2.200%	6/1/20	6,000	6,035
Houston TX Independent School District GO
PUT	2.400%	6/1/21	3,000	3,025
Houston TX Independent School District GO
PUT	2.400%	6/1/21	3,400	3,428
Houston TX Utility System Revenue	5.000%	11/15/18	1,750	1,768
Houston TX Utility System Revenue	4.000%	11/15/20	1,780	1,869
2 Houston TX Utility System Revenue	0.000%	8/1/21	42,600	42,621
Houston TX Utility System Revenue	4.000%	11/15/21	1,795	1,914
2 Houston TX Utility System Revenue PUT	1.840%	5/1/20	30,500	30,729
Humble TX Independent School District GO	5.000%	2/15/19	1,135	1,157
Humble TX Independent School District GO	5.000%	2/15/20	5,260	5,527
Humble TX Independent School District GO	5.000%	2/15/20	2,060	2,167
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/21	1,250	1,365
Hurst-Euless-Bedford TX Independent School
District GO	5.000%	8/15/22	1,000	1,115
Irving TX Independent School District GO	5.000%	2/15/20	2,000	2,102
Katy TX Independent School District GO	5.000%	2/15/19	2,500	2,548
Katy TX Independent School District GO	5.000%	2/15/20	2,600	2,732
2 Katy TX Independent School District GO PUT	1.938%	8/15/19	15,540	15,558
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/18	1,055	1,056
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/19	1,100	1,120

Klein TX Independent School District GO	5.000%	8/1/18	1,500	1,500
Klein TX Independent School District GO	5.000%	8/1/19	2,025	2,096
Lake Travis TX Independent School District
Revenue GO PUT	2.625%	2/15/22	5,000	5,084
Leander TX Independent School District GO	5.000%	8/15/21	1,000	1,092
Lewisville TX Independent School District GO	5.000%	8/15/19	3,555	3,684
Lewisville TX Independent School District GO	5.000%	8/15/22	1,185	1,324
Lone Star College System Texas GO	5.000%	2/15/21	1,000	1,079
1 Lone Star College System Texas GO TOB
VRDO	0.970%	8/7/18 (Prere.)	17,400	17,400
Longview TX Independent School District GO	5.000%	2/15/20	1,000	1,051
Lower Colorado River Authority Texas Revenue	5.000%	5/15/21	675	713
1 Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.) TOB VRDO	1.060%	8/7/18	5,370	5,370
Lubbock TX GO	5.000%	2/15/19	1,000	1,019
Lubbock TX GO	5.000%	2/15/20	1,150	1,208
Lubbock TX GO	5.000%	2/15/20	1,010	1,061
Mansfield TX Independent School District GO
PUT	2.500%	8/1/21	6,435	6,526
Midlothian TX Independent School District GO
PUT	2.500%	8/1/20	5,500	5,567
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	1.650%	10/1/18	10,725	10,726
Missouri City TX GO	4.000%	6/15/19	1,000	1,021
New Caney TX Independent School District GO	3.000%	8/15/21	7,500	7,706
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/21	1,855	2,024
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	4.000%	11/1/21	730	764
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	751
North East TX Independent School District GO	5.000%	8/1/21	1,160	1,265
North East TX Independent School District GO
PUT	2.000%	8/1/18	4,615	4,615
North East TX Independent School District GO
PUT	2.375%	8/1/22	7,000	7,041
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/20	650	675
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/20	1,410	1,496
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/21	1,450	1,576
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System Revenue	5.000%	6/1/21	1,540	1,674
North Texas Municipal Water District
Wastewater System Revenue (Upper East
Interceptor)	5.000%	6/1/20	1,405	1,490
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/19	6,105	6,334
North Texas Municipal Water District Water
System Revenue	5.250%	9/1/22	4,405	4,907
North Texas Tollway Authority System Revenue	5.000%	1/1/19	700	710

North Texas Tollway Authority System Revenue	5.000%	1/1/19	2,265	2,298
North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,075	2,172
North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,000	4,298
North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,500	2,750
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,625	2,944
North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,625	2,935
2 North Texas Tollway Authority System Revenue
PUT	1.740%	1/1/19	3,205	3,205
2 North Texas Tollway Authority System Revenue
PUT	1.610%	1/1/20	33,940	33,974
1 North Texas Tollway Authority System Revenue
TOB VRDO	1.140%	8/7/18	4,000	4,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	1.170%	8/7/18	5,670	5,670
1 North Texas Tollway Authority System Revenue
TOB VRDO	1.170%	8/7/18	3,485	3,485
Northside Independent School District Texas
GO	5.000%	2/15/19	2,505	2,554
Northside Independent School District Texas
GO	5.000%	8/1/20	2,315	2,464
Northside Independent School District Texas
GO	5.000%	2/15/21	1,000	1,079
Northside Independent School District Texas
GO	2.750%	8/1/23	15,840	16,167
Northside Independent School District Texas
GO PUT	1.650%	8/1/18	11,250	11,250
Northside Independent School District Texas
GO PUT	1.450%	6/1/20	15,935	15,821
Northside Independent School District Texas
GO PUT	2.125%	8/1/20	7,320	7,329
Northside Independent School District Texas
GO PUT	1.750%	6/1/22	1,760	1,725
Pflugerville TX Independent School District GO	5.000%	2/15/20	1,700	1,786
Plano TX Independent School District GO	5.000%	2/15/19	2,335	2,381
Richardson TX Independent School District GO	5.000%	2/15/19	1,920	1,957
Rockwall TX GO	4.000%	8/1/18	1,505	1,505
Rockwall TX GO	5.000%	8/1/19	2,300	2,380
Round Rock TX Independent School District GO	4.000%	8/1/18	5,435	5,435
Round Rock TX Independent School District GO	4.500%	8/1/18	1,335	1,335
Round Rock TX Independent School District GO	5.000%	8/1/19	1,795	1,858
Round Rock TX Independent School District GO	5.000%	8/1/20	1,000	1,064
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	16,360	16,652
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	3,000	3,054
San Antonio TX Electric & Gas Systems
Revenue PUT	1.750%	12/1/18	8,000	8,004
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/18	10,150	10,163
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/18	15,000	15,019
San Antonio TX Electric & Gas Systems
Revenue PUT	3.000%	12/1/19	45,000	45,760
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/21	25,510	25,355
San Antonio TX GO	5.000%	2/1/20	2,000	2,101
San Antonio TX Independent School District GO	5.000%	2/15/19	5,000	5,097

San Antonio TX Independent School District GO
PUT	2.000%	8/1/18	7,015	7,015
San Antonio TX Water Revenue	5.000%	5/15/19	250	257
San Antonio TX Water Revenue PUT	2.000%	11/1/21	2,695	2,679
San Antonio TX Water Revenue PUT	2.000%	11/1/22	13,000	12,869
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/21	500	546
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	500	558
Spring Branch TX Independent School District
GO	5.000%	2/1/19	2,615	2,662
Spring Branch TX Independent School District
GO	5.000%	2/1/20	1,915	2,010
Spring TX Independent School District GO	4.000%	8/15/18	3,000	3,003
Spring TX Independent School District GO	5.000%	8/15/19	1,000	1,036
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project) TOB VRDO	0.970%	8/7/18	4,620	4,620
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	4.000%	10/1/18	1,350	1,356
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.940%	8/7/18	19,800	19,800
Texas (Veterans Housing Assistance Program)
GO VRDO	0.950%	8/7/18	15,845	15,845
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/20	7,000	7,413
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	2,460	2,674
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,755	1,907
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,000	1,087
Texas GO	5.000%	10/1/18	4,650	4,678
Texas GO	5.000%	10/1/18	3,400	3,421
Texas GO	4.000%	8/1/19	1,320	1,353
Texas GO	5.000%	10/1/19	1,000	1,040
Texas GO	5.000%	10/1/19	14,195	14,767
Texas GO	5.000%	8/1/20	1,000	1,066
Texas GO	5.000%	8/1/20	1,000	1,066
Texas GO	5.000%	10/1/20	1,250	1,337
Texas GO	5.000%	8/1/21	1,000	1,091
4 Texas GO	5.000%	8/1/22	2,500	2,729
4 Texas GO	5.000%	8/1/23	1,500	1,636
Texas GO VRDO	1.000%	8/7/18	48,250	48,250
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/18	4,500	4,555
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/18	1,825	1,848
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/19	1,350	1,405
Texas State University System Financing
System Revenue	5.000%	3/15/19	5,000	5,111

Texas State University System Financing
System Revenue	5.000%	3/15/20	4,500	4,746
Texas State University System Financing
System Revenue	5.000%	3/15/21	2,250	2,431
Texas TRAN	4.000%	8/30/18	357,940	358,727
Texas Transportation Commission GO	5.000%	4/1/19	5,335	5,463
Texas Transportation Commission GO	5.000%	4/1/19	2,800	2,867
Texas Transportation Commission GO	5.000%	4/1/20	2,800	2,956
Texas Transportation Commission GO	5.000%	10/1/20	3,350	3,582
Texas Transportation Commission GO	5.000%	4/1/21	1,245	1,347
Texas Transportation Commission GO	5.000%	10/1/21	1,980	2,170
2 Texas Transportation Commission GO PUT	1.320%	10/1/18	107,500	107,518
Texas Transportation Commission Revenue	4.000%	10/1/18	30,000	30,132
Texas Transportation Commission Revenue	5.000%	4/1/19	4,040	4,135
Texas Transportation Commission Revenue	5.000%	10/1/19	19,935	20,739
Texas Transportation Commission Revenue	5.000%	4/1/20	4,375	4,613
Texas Transportation Commission Revenue	5.000%	10/1/20	5,725	6,121
Texas Transportation Commission Revenue	5.000%	10/1/20	39,770	42,519
Texas Transportation Commission Revenue
PUT	4.000%	10/1/21	6,820	7,230
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	35,440	37,242
Texas Water Development Board Revenue	4.000%	10/15/18	7,380	7,421
Texas Water Development Board Revenue	5.000%	4/15/19	6,940	7,113
Texas Water Development Board Revenue	4.000%	10/15/19	2,200	2,265
Texas Water Development Board Revenue	5.000%	4/15/21	4,755	5,156
Texas Water Development Board Revenue	5.000%	4/15/21	3,675	3,985
Texas Water Development Board Revenue	5.000%	8/1/21	4,300	4,697
Texas Water Development Board Revenue	5.000%	10/15/21	15,830	17,384
Texas Water Development Board Revenue	5.000%	4/15/22	5,020	5,572
Texas Water Development Board Revenue	5.000%	4/15/22	4,750	5,272
Texas Water Development Board Revenue	5.000%	8/1/22	4,100	4,579
Texas Water Development Board Revenue	5.000%	10/15/22	11,305	12,685
Texas Water Financial Assistance GO	5.000%	8/1/20	1,825	1,945
Texas Water Financial Assistance GO	5.000%	8/1/22	1,670	1,823
Texas Water Financial Assistance GO	5.000%	8/1/22	1,520	1,659
Texas Water Financial Assistance GO	5.000%	8/1/22	5,600	6,114
Tomball TX Independent School District GO
PUT	1.100%	8/15/19	5,600	5,567
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/20	1,000	1,064
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/21	1,000	1,091
Trinity River Authority of Texas Regional
Wastewater System Revenue	3.000%	8/1/22	2,045	2,124
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/22	2,000	2,230
University of North Texas Revenue	5.000%	4/15/19	1,810	1,855
University of North Texas Revenue	5.000%	4/15/20	1,650	1,741
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	16,330	16,854
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	3,210	3,313
University of Texas Permanent University Fund
Revenue	5.000%	7/1/20	1,000	1,063
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	2,415	2,633

University of Texas Permanent University Fund
Revenue	5.250%	7/1/21	1,650	1,810
University of Texas System Revenue Financing
System Revenue	4.000%	8/15/18	3,850	3,854
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	5,520	5,527
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	2,900	2,904
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	8,000	8,283
University of Texas System Revenue Financing
System Revenue	5.000%	2/15/20 (Prere.)	3,500	3,681
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	3,660	3,901
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	3,115	3,320
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	5,100	5,435
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	1,000	1,066
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	1,880	2,058
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	2,000	2,239
University of Texas System Revenue Financing
System Revenue VRDO	0.830%	8/7/18	60,195	60,195
Williamson County TX GO	5.000%	2/15/20	1,055	1,110
Williamson County TX GO PUT	1.450%	8/15/18	5,000	5,000
				2,456,271
Utah (0.3%)
University of Utah Revenue	4.000%	8/1/18	725	725
University of Utah Revenue	5.000%	8/1/19	1,000	1,035
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,018
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	8/1/22	32,000	35,290
Utah GO	5.000%	7/1/20	10,000	10,634
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/20 (4)	1,035	1,103
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	5,000	5,450
				55,255
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	3.000%	12/1/18	500	502
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	4.000%	12/1/19	475	489
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	4.000%	12/1/20	600	629
Vermont GO	4.000%	8/15/19	2,615	2,683
Vermont Municipal Bond Bank Revenue	5.000%	10/1/21	1,040	1,140
Vermont Municipal Bond Bank Revenue	5.000%	10/1/22	500	560
				6,003

Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/19	2,500	2,562

Virginia (1.8%)
Alexandria VA GO	5.000%	7/1/21	1,850	2,021
Arlington County VA GO	5.000%	8/15/20	10,000	10,672
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/18	4,610	4,652
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	4.000%	10/1/18	2,150	2,160
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/19	2,000	2,080
Fairfax County VA GO	4.000%	4/1/20	2,355	2,448
Fairfax County VA GO	5.000%	10/1/20	11,320	12,128
Fairfax County VA GO	4.000%	10/1/21	3,810	4,071
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	5.000%	5/15/23	14,500	16,334
Fairfax County VA Public Improvement GO	5.000%	4/1/20	4,785	5,052
Fairfax County VA Public Improvement GO	5.000%	10/1/22	10,315	11,315
Henrico County VA GO	5.000%	8/1/18	1,565	1,565
Henrico County VA GO	5.000%	8/1/20	4,185	4,461
Henrico County VA GO	5.000%	8/1/21	5,115	5,589
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	3.000%	1/1/19	300	301
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	3.000%	1/1/20	450	455
Loudoun County VA GO	5.000%	12/1/18	5,120	5,182
Loudoun County VA GO	5.000%	12/1/23	4,670	5,248
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.750%	5/16/19	10,000	9,994
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/19	345	350
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/20	500	522
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/21	510	547
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/22	900	985
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	2.000%	12/1/18	450	450
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/19	1,215	1,241
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/20	2,705	2,788
1 Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) TOB VRDO	0.960%	8/7/18	6,430	6,430

Norfolk VA Water Revenue	5.000%	11/1/18	725	732
Peninsula VA Ports Authority Coal Terminal
Revenue PUT	1.550%	10/1/19	1,875	1,870
Richmond VA GO	5.000%	3/1/19	3,710	3,787
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	3/1/19	1,000	1,021
Virginia Beach VA GO	5.000%	4/1/19	1,025	1,049
Virginia Beach VA GO	5.000%	2/1/21	1,775	1,917
Virginia Beach VA GO	4.000%	7/15/21	1,100	1,124
Virginia Beach VA GO	5.000%	4/1/22	1,685	1,872
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	1,150	1,171
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	4,095	4,168
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	1,000	1,018
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	14,875	15,140
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/20	3,190	3,350
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/20	2,215	2,326
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/20	2,275	2,389
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	5,930	6,402
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	4,720	5,096
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21 (ETM)	95	102
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	2,140	2,310
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	500	540
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	3,010	3,123
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	10,295	10,997
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/20	7,095	7,511
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21	5,450	5,929

Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21	3,575	3,889
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22	1,855	2,063
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22	1,000	1,112
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	2,500	2,836
Virginia GO	5.000%	6/1/21	1,000	1,091
1 Virginia GO TOB VRDO	1.090%	8/2/18	9,175	9,175
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	7,890	7,890
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	10,170	10,170
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	1,000	1,093
Virginia Public Building Authority Revenue	5.000%	8/1/21	5,405	5,909
Virginia Public Building Authority Revenue	5.000%	8/1/22	5,685	6,349
Virginia Public School Authority Revenue	5.000%	8/1/18	4,325	4,325
Virginia Public School Authority Revenue	5.000%	8/1/20	6,015	6,414
Virginia Public School Authority Revenue	5.000%	3/1/21	5,795	6,276
Virginia Public School Authority Revenue	5.000%	7/15/21	1,250	1,366
Virginia Public School Authority Revenue	5.000%	8/1/21	1,115	1,219
Virginia Public School Authority Revenue	5.000%	3/1/22	5,795	6,429
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/20	13,570	14,339
				295,930
Washington (2.1%)
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/23	1,500	1,704
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/23	11,000	12,498
2 Everett WA GO PUT	1.340%	12/1/19	3,545	3,549
Grant County WA Public Utility District No. 2
Electric System Revenue	5.000%	1/1/22	600	659
King County WA GO	5.000%	12/1/18	2,745	2,778
King County WA GO	4.000%	6/1/19	3,610	3,686
King County WA GO	5.000%	12/1/19	2,885	3,017
King County WA School District No. 414 GO	4.000%	12/1/19	1,020	1,053
King County WA School District No. 414 GO	5.000%	12/1/21	1,000	1,102
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/18	5,000	5,060
Pierce County WA School District No. 10
(Tacoma) GO	4.000%	6/1/19	5,000	5,105
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/19	3,500	3,660
Port of Seattle WA Revenue	5.000%	3/1/19	4,500	4,592
Port of Seattle WA Revenue	5.000%	1/1/20	2,350	2,463
Port of Seattle WA Revenue	5.000%	1/1/21	1,345	1,447
Seattle WA Drain and Wastewater Revenue	5.000%	7/1/21	4,895	5,341
Seattle WA GO	5.000%	6/1/19	4,500	4,632
Seattle WA GO	5.000%	6/1/20	4,360	4,624
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/21 (Prere.)	1,355	1,461
Seattle WA Municipal Light & Power Revenue	5.000%	4/1/21	1,000	1,084
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	7,630	8,000
2 Seattle WA Municipal Light & Power Revenue
PUT	1.620%	11/1/18	6,750	6,754

2 Seattle WA Municipal Light & Power Revenue
PUT	1.620%	11/1/18	8,800	8,805
Seattle WA Water System Revenue	5.000%	5/1/20	4,000	4,234
University of Washington Revenue	5.000%	12/1/18	1,135	1,149
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	4,890	5,198
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/22	5,755	6,254
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/22	1,680	1,830
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	13,998
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,015
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	19,645	20,364
Washington GO	5.000%	1/1/19 (Prere.)	2,000	2,030
Washington GO	5.000%	2/1/19	10,190	10,374
Washington GO	0.000%	7/1/19 (14)(ETM)	4,000	3,941
Washington GO	5.000%	7/1/19	22,835	23,564
Washington GO	4.000%	8/1/19	15,435	15,817
Washington GO	5.000%	8/1/19	4,500	4,656
Washington GO	5.000%	2/1/20	5,350	5,620
Washington GO	5.000%	2/1/20	4,820	5,063
Washington GO	5.000%	8/1/20	3,155	3,362
Washington GO	5.000%	1/1/21	2,000	2,155
Washington GO	5.000%	7/1/21	4,195	4,454
Washington GO	5.000%	8/1/21	1,240	1,356
Washington GO	5.000%	8/1/21	12,720	13,914
Washington GO	5.000%	8/1/21	22,540	24,656
Washington GO	5.000%	7/1/22	9,620	10,478
Washington GO	5.000%	2/1/23	1,115	1,201
1 Washington GO TOB VRDO	0.970%	8/7/18	29,420	29,420
1 Washington GO TOB VRDO	0.970%	8/7/18 (Prere.)	11,790	11,790
1 Washington GO TOB VRDO	0.970%	8/7/18	5,005	5,005
1 Washington Health Care Facilities Authority
Revenue (MultiCare Health System) TOB
VRDO	0.990%	8/7/18	9,690	9,690
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	5.000%	10/1/21	5,140	5,615
Washington Housing Finance Commission Multi-
Family Housing Revenue (The Hearthstone
Project)	3.500%	7/1/23	1,735	1,739
				347,016
West Virginia (0.3%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	5,997
1 West Virginia Economic Development Authority
Lottery Revenue TOB VRDO	1.040%	8/7/18	7,210	7,210
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	8,000	7,992
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	5,000	5,002
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	5,000	5,002
West Virginia GO	5.000%	6/1/20	1,400	1,484
West Virginia GO	5.000%	6/1/22	3,610	4,023

West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/21	2,030	2,215
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/22	2,130	2,368
West Virginia University Revenue	5.000%	10/1/22	1,475	1,610
2 West Virginia University Revenue PUT	1.470%	10/1/19	3,500	3,500
				46,403
Wisconsin (1.1%)
Madison WI GO	4.000%	10/1/19	2,395	2,463
Milwaukee WI GO	3.000%	3/1/19	13,575	13,698
Milwaukee WI GO	4.000%	3/1/20	13,130	13,620
Wisconsin GO	5.000%	5/1/19 (2)	4,000	4,105
Wisconsin GO	5.000%	5/1/19	23,380	23,996
Wisconsin GO	5.000%	5/1/20	23,790	25,178
Wisconsin GO	5.000%	5/1/21	1,250	1,358
Wisconsin GO	5.000%	11/1/21	5,000	5,499
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/20	300	317
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/22	1,000	1,099
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	5/30/19	13,325	13,566
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	1.375%	12/3/19	19,580	19,458
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	1.480%	8/1/18 LOC	400	400
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/20	1,000	1,053
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/21	1,000	1,078
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/18	750	758
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	6.625%	2/15/19 (Prere.)	6,150	6,319
Wisconsin Health & Educational Facilities
Authority Revenue (University of Wisconsin
Medical Foundation) VRDO	1.010%	8/7/18 LOC	35	35
Wisconsin Health and Educational Facilities
Authority (Aurora Health Care, Inc.) CP	1.320%	8/1/18 LOC	20,000	20,000
Wisconsin Housing & Economic Development
Authority Revenue PUT	1.950%	5/1/20	3,750	3,740
1 Wisconsin Public Finance Authority Lease
Development Revenue (KU Campus
Development Corp. - Central District
Development Project) TOB VRDO	1.050%	8/7/18	6,665	6,665
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	325	333
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/18	690	697

Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/19	440	459
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/20	425	455
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/21	750	819
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/22	750	832
Wisconsin Transportation Revenue	5.000%	7/1/19	2,220	2,290
				170,290
Total Tax-Exempt Municipal Bonds (Cost $15,801,989)				15,776,656
			Shares
Temporary Cash Investment (1.9%)
Money Market Fund (1.9%)
6 Vanguard Municipal Cash Management Fund
(Cost $309,007)	1.062%		3,090,086	309,039
Total Investments (99.6%) (Cost $16,110,996)				16,085,695
Other Assets and Liabilities-Net (0.4%)				64,371
Net Assets (100%)				16,150,066

§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate value of these securities was $2,153,440,000, representing 13.3% of net assets.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3 Securities with a value of $1,308,000 have been segregated as initial margin for open futures contracts.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2018.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.

TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by letter of credit. Below is a summary of the entities providing such guarantees:

Entity Name	Market Value
Barclays Bank PLC	$252,105,000
JPMorgan Chase Bank NA	175,405,000
Deutsche Bank Trust Company America	132,500,000
Royal Bank of Canada	93,605,000
Deutsche Bank AG	75,910,000
Citibank NA	53,800,000
Federal Home Loan Mortgage Corp.	50,705,000
Bank of America NA	42,430,000
U.S. Bank NA	18,000,000
MUFG Bank, Ltd.	16,600,000
Other	51,040,000
Total	962,100,000

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	691	146,060	(146)
Ultra 10-Year U.S. Treasury Note	September 2018	502	63,809	85
				(61)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2018	(1,480)	(167,425)	295
10-Year U.S. Treasury Note	September 2018	(261)	(31,169)	2
				297
				236

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	15,765,590	11,066
Temporary Cash Investments	309,039	—	—
Futures Contracts—Assets[1]	114	—	—
Futures Contracts—Liabilities[1]	(24)	—	—
Total	309,129	15,765,590	11,066
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At July 31, 2018, the cost of investment securities for tax purposes was $16,111,252,000. Net unrealized depreciation of investment securities for tax purposes was $25,557,000, consisting of unrealized gains of $12,479,000 on securities that had risen in value since their purchase and $38,036,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Exempt Bond Index Fund

Schedule of Investments (unaudited)
As of July 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.0%)
Alabama (0.8%)
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/18	100	100
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/19	300	311
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/21	180	196
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/22 (Prere.)	290	325
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/22 (Prere.)	165	185
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/27	890	1,022
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/28	720	824
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/30	645	735
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	4.000%	9/1/32	555	582
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/36	665	763
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	4.000%	6/1/37	1,250	1,313
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	6/1/37	3,130	3,635
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	380	411
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/20 (Prere.)	100	109
Alabama Public School & College Authority	5.000%	1/1/21	710	765
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	235	265
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/25	450	517
Alabama Public School & College Authority
Revenue	5.000%	1/1/26	2,685	3,080
Alabama Public School & College Authority
Revenue	5.000%	1/1/27	1,535	1,759
Auburn University Alabama General Fee
Revenue	5.000%	6/1/28	300	350
Auburn University Alabama General Fee
Revenue	4.000%	6/1/41	2,945	3,057
Birmingham AL Airport Authority Revenue	5.250%	7/1/30 (4)	160	169
Birmingham AL Airport Authority Revenue	5.500%	7/1/40 (4)	140	149
Birmingham AL GO	4.500%	12/1/32 (2)	100	100
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/21 (Prere.)	1,460	1,573
Birmingham AL Water Works Board Water
Revenue	4.000%	1/1/36	250	259

Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	1,890	2,141
Jefferson County AL Board of Education GO	5.000%	2/1/46	2,165	2,411
Jefferson County AL Revenue	5.000%	9/15/33	500	567
Jefferson County AL Revenue	5.000%	9/15/34	250	283
Jefferson County AL Revenue	5.000%	9/15/35	250	282
				28,238
Alaska (0.1%)
Alaska Municipal Bond Bank Authority Revenue	5.000%	3/1/27	170	193
Anchorage AK Electric Utility Revenue	5.000%	12/1/41	1,220	1,349
Anchorage AK Electric Utility Revenue	4.000%	12/1/44	350	356
				1,898
Arizona (1.6%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/36	1,945	2,229
Arizona Board of Regents COP (Arizona State
University)	5.000%	9/1/23	1,500	1,709
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/22 (Prere.)	390	434
Arizona COP	5.000%	10/1/18 (4)	50	50
Arizona COP	5.250%	10/1/20 (4)	120	125
Arizona COP	5.000%	10/1/29 (4)	2,945	3,052
Arizona School Facilities Board COP	5.250%	9/1/18 (Prere.)	200	201
Arizona School Facilities Board COP	5.750%	9/1/18 (Prere.)	420	422
Arizona School Facilities Board COP	5.000%	9/1/19	840	871
Arizona School Facilities Board COP	5.000%	9/1/20	100	107
Arizona School Facilities Board COP	5.000%	9/1/21	590	644
Arizona School Facilities Board COP	5.000%	9/1/23	555	631
Arizona Transportation Board Excise Tax
Revenue	5.250%	7/1/19 (Prere.)	135	140
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	1,000	1,116
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	215	245
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	195	222
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	585	678
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/25	335	386
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19 (Prere.)	415	428
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	570	633
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	280	325
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	1,040	1,131
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	590	653
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	150	163
Arizona Transportation Board Highway Revenue	5.000%	7/1/26	145	160
Arizona Transportation Board Highway Revenue	5.000%	7/1/29	995	1,137
Arizona Transportation Board Highway Revenue	5.000%	7/1/31	2,280	2,598
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	60	68
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	1,750	2,020
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20 (Prere.)	250	268
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22 (ETM)	720	805

Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	1,130	1,268
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	175	200
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/24	160	186
Maricopa County AZ Community College District
GO	5.000%	7/1/21	225	245
Maricopa County AZ Community College District
GO	5.000%	7/1/23	100	114
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	515	547
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.250%	7/1/20 (Prere.)	730	779
Phoenix AZ Civic Improvement Corp. Airport
Revenue	4.000%	7/1/40	2,950	3,046
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/19	860	888
Phoenix AZ Civic Improvement Corp. Transit
Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20	1,210	1,287
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/19 (Prere.)	1,500	1,548
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	700	744
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	775	865
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	845	972
Phoenix AZ Civic Improvement Corp. Water
System Revenue	4.750%	7/1/44	160	174
Phoenix AZ GO	4.000%	7/1/21	1,330	1,413
Phoenix AZ GO	4.000%	7/1/22	335	361
Phoenix AZ GO	4.000%	7/1/24	470	519
Phoenix AZ GO	4.000%	7/1/25	750	823
Phoenix AZ GO	5.000%	7/1/26	210	250
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/42	250	274
Phoenix AZ Industrial Development Authority
Lease Revenue (Rowan University)	5.250%	6/1/34	85	93
Pima County AZ Industrial Development
Authority Lease Revenue (Clark County
Detention Facilities Project)	5.000%	9/1/39	270	271
Pima County AZ Sewer Revenue	5.000%	7/1/24	220	253
Pinal County AZ Electric District Revenue	5.250%	7/1/21 (Prere.)	125	137
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	50	51
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	750	761
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	75	76
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/19	305	319
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/21	395	426
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/23	495	558

Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/24	110	126
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/27	465	510
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	105	127
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	235	258
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	720	794
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/31	190	223
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/31	6,715	7,386
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/32	265	314
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/35	225	257
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/36	20	23
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/38	250	291
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/41	2,400	2,725
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/45	1,700	1,925
				58,058
Arkansas (0.1%)
Arkansas GO	5.000%	6/15/21	375	409
Fort Smith AR Water & Sewer Revenue	5.000%	10/1/18 (Prere.)	40	40
Fort Smith AR Water & Sewer Revenue	5.000%	10/1/32 (4)	70	70
Springdale AR Sales and Use Revenue	5.000%	4/1/37 (15)	1,200	1,322
Springdale AR School District No. 50 GO	4.000%	6/1/33	395	415
				2,256
California (14.1%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)(ETM)	235	231
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	15	15
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)(ETM)	240	231
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	5	5
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	250	282
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/35 (14)	315	161
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35 (4)	125	141
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	2,240	2,517
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	500	560
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	395	408
Allan Hancock CA Joint Community College GO	0.000%	8/1/47	250	158
Alvord CA Unified School District GO	0.000%	8/1/41 (4)	220	85

Alvord CA Unified School District GO	0.000%	8/1/43 (4)	400	150
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	215	238
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	925	1,022
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	275	304
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	1,890	2,061
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	1,505	1,638
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/35	1,250	1,359
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/41	375	406
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/32 (4)	1,500	879
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/36 (4)	1,490	719
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	5/1/39	3,500	3,930
Baldwin Park CA Unified School District GO	0.000%	8/1/42 (15)	200	49
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.125%	4/1/19 (Prere.)	115	118
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	525	539
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	225	231
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	100	115
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	245	281
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	1,000	1,068
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	1,000	1,061
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/47	2,375	2,472
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/49	1,000	1,033
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/54	4,315	4,759
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	305	338
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/56	365	374
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	1,500	1,690
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	200	200

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	250	251
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	500	503
Beverly Hills CA Unified School District GO	0.000%	8/1/33	100	62
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	175	180
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	645	685
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,825	1,997
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	100	105
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	225	256
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	100	118
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	325	380
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/33	210	249
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	325	336
California Economic Recovery GO	5.000%	7/1/19 (ETM)	405	419
California Educational Facilities Authority
Revenue (Loma Linda University)	5.000%	4/1/42	325	361
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/39	880	1,112
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	585	753
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	1,800	2,337
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	1,035	1,349
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/18 (Prere.)	325	327
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/18 (Prere.)	580	584
California GO	5.125%	8/1/18 (Prere.)	165	165
California GO	5.250%	8/1/18 (Prere.)	225	225
California GO	5.000%	2/1/19	300	306
California GO	5.000%	3/1/19	350	358
California GO	5.500%	4/1/19	225	231
California GO	6.000%	4/1/19	165	170
California GO	6.000%	4/1/19 (Prere.)	720	743
California GO	6.000%	4/1/19 (Prere.)	2,210	2,280
California GO	6.500%	4/1/19 (Prere.)	3,340	3,456
California GO	5.000%	8/1/19	100	104
California GO	5.000%	8/1/19	225	233
California GO	5.000%	9/1/19	135	140
California GO	5.000%	10/1/19	310	323
California GO	5.000%	2/1/20	225	237
California GO	5.000%	2/1/20	110	116
California GO	5.000%	8/1/20	500	535

California GO	5.000%	9/1/20	100	107
California GO	5.000%	9/1/20	100	107
California GO	5.000%	10/1/20	445	478
California GO	5.000%	10/1/20	515	553
California GO	5.000%	10/1/20	1,090	1,171
California GO	5.250%	10/1/20	500	522
California GO	5.500%	4/1/21	430	442
California GO	5.000%	8/1/21	235	258
California GO	5.000%	9/1/21	245	270
California GO	5.000%	9/1/21	1,010	1,112
California GO	5.000%	10/1/21	160	177
California GO	5.000%	12/1/21	265	294
California GO	5.000%	2/1/22	175	195
California GO	5.250%	4/1/22	20	21
California GO	5.000%	9/1/22	200	225
California GO	5.000%	9/1/22	500	564
California GO	5.000%	10/1/22	110	124
California GO	5.250%	10/1/22	135	154
California GO	5.000%	11/1/22	2,000	2,264
California GO	5.000%	12/1/22	175	198
California GO	5.000%	2/1/23	250	278
California GO	5.000%	9/1/23	200	225
California GO	5.000%	9/1/23	905	1,042
California GO	5.250%	9/1/23	100	111
California GO	5.000%	10/1/23	355	410
California GO	5.000%	11/1/23	160	185
California GO	5.000%	12/1/23	375	434
California GO	5.000%	12/1/23	295	341
California GO	5.000%	3/1/24	550	638
California GO	5.500%	4/1/24	175	180
California GO	5.000%	5/1/24	300	349
California GO	5.000%	8/1/24	250	292
California GO	5.000%	8/1/24	725	848
California GO	5.000%	8/1/24	365	427
California GO	5.250%	9/1/24	25	28
California GO	5.000%	10/1/24	100	117
California GO	5.000%	12/1/24	1,250	1,448
California GO	5.625%	4/1/25	310	319
California GO	5.000%	8/1/25	3,325	3,947
California GO	5.000%	8/1/25	630	748
California GO	5.000%	8/1/25	1,150	1,365
California GO	5.000%	9/1/25	895	1,064
California GO	5.000%	10/1/25	735	858
California GO	5.000%	10/1/25	590	688
California GO	5.000%	11/1/25	250	298
California GO	5.000%	3/1/26	2,940	3,459
California GO	5.000%	3/1/26	840	988
California GO	5.000%	8/1/26	1,765	2,091
California GO	5.000%	8/1/26	100	120
California GO	5.000%	8/1/26	800	938
California GO	5.000%	8/1/26	800	961
California GO	5.000%	9/1/26	150	150
California GO	5.000%	9/1/26	275	326
California GO	5.000%	10/1/26	120	139
California GO	5.000%	11/1/26	3,475	4,191
California GO	5.000%	2/1/27 (2)	120	145
California GO	5.000%	3/1/27	1,465	1,715
California GO	5.000%	8/1/27	175	209

California GO	5.000%	8/1/27	920	1,118
California GO	5.000%	8/1/27	100	118
California GO	5.500%	8/1/27	30	30
California GO	4.000%	9/1/27	100	108
California GO	5.000%	9/1/27	50	50
California GO	5.000%	9/1/27	2,955	3,526
California GO	5.000%	9/1/27	1,175	1,402
California GO	5.000%	9/1/27	325	370
California GO	5.000%	10/1/27	100	113
California GO	5.000%	10/1/27	170	197
California GO	5.000%	11/1/27	500	571
California GO	5.000%	11/1/27	1,830	2,231
California GO	5.000%	3/1/28	500	583
California GO	5.750%	4/1/28	295	303
California GO	5.000%	8/1/28	330	388
California GO	5.000%	8/1/28	2,020	2,398
California GO	5.000%	8/1/28	2,225	2,679
California GO	5.000%	8/1/28	1,000	1,187
California GO	5.000%	8/1/28	425	512
California GO	4.000%	9/1/28	125	134
California GO	4.000%	9/1/28	200	218
California GO	5.000%	9/1/28	1,450	1,723
California GO	5.000%	9/1/28	805	914
California GO	5.000%	9/1/28	325	382
California GO	5.000%	10/1/28	930	1,073
California GO	5.000%	8/1/29	190	228
California GO	5.000%	8/1/29	125	148
California GO	5.000%	8/1/29	555	650
California GO	3.000%	9/1/29	105	106
California GO	5.000%	9/1/29	2,705	3,201
California GO	5.000%	9/1/29	550	651
California GO	5.000%	10/1/29	250	288
California GO	5.000%	10/1/29	140	146
California GO	5.250%	10/1/29	110	115
California GO	5.000%	11/1/29	1,140	1,370
California GO	5.000%	12/1/29	100	114
California GO	5.000%	3/1/30	160	185
California GO	5.250%	3/1/30	300	318
California GO	4.500%	8/1/30	10	10
California GO	5.000%	8/1/30	50	58
California GO	5.000%	8/1/30	1,000	1,168
California GO	5.000%	8/1/30	2,315	2,764
California GO	5.500%	8/1/30	100	100
California GO	5.000%	9/1/30	100	100
California GO	5.000%	9/1/30	1,460	1,596
California GO	5.000%	9/1/30	2,200	2,595
California GO	5.000%	9/1/30	1,215	1,433
California GO	5.000%	9/1/30	200	234
California GO	5.000%	10/1/30	340	391
California GO	5.000%	11/1/30	720	817
California GO	5.000%	12/1/30	950	1,081
California GO	5.000%	2/1/31	50	56
California GO	5.750%	4/1/31	835	858
California GO	5.000%	5/1/31	2,220	2,526
California GO	5.000%	8/1/31	300	343
California GO	3.250%	9/1/31	115	116
California GO	4.000%	9/1/31	120	129
California GO	5.000%	9/1/31	200	219

California GO	5.000%	9/1/31	510	576
California GO	5.000%	9/1/31	2,200	2,588
California GO	5.000%	10/1/31	340	390
California GO	5.000%	11/1/31	400	477
California GO	5.000%	11/1/31	500	597
California GO	5.000%	11/1/31	145	164
California GO	5.000%	2/1/32	180	201
California GO	5.000%	5/1/32	50	57
California GO	5.000%	8/1/32	250	288
California GO	5.000%	8/1/32	2,340	2,670
California GO	5.000%	8/1/32	180	211
California GO	5.250%	8/1/32 (4)	1,080	1,349
California GO	5.000%	9/1/32	685	803
California GO	5.000%	9/1/32	1,200	1,398
California GO	4.625%	10/1/32	385	415
California GO	5.250%	10/1/32	255	281
California GO	5.000%	11/1/32	1,475	1,671
California GO	5.000%	11/1/32	1,435	1,707
California GO	5.000%	2/1/33	510	568
California GO	6.000%	3/1/33	450	481
California GO	6.500%	4/1/33	2,825	2,917
California GO	4.250%	8/1/33 (14)	15	15
California GO	5.000%	8/1/33	1,300	1,479
California GO	5.000%	8/1/33	375	431
California GO	5.000%	8/1/33	325	377
California GO	3.000%	9/1/33	1,170	1,135
California GO	3.375%	9/1/33	210	212
California GO	4.000%	9/1/33	575	615
California GO	4.000%	9/1/33	500	535
California GO	5.000%	9/1/33	1,000	1,168
California GO	5.000%	10/1/33	2,430	2,773
California GO	4.000%	8/1/34	275	289
California GO	5.000%	8/1/34	1,730	2,001
California GO	4.000%	9/1/34	355	378
California GO	4.000%	9/1/34	250	267
California GO	5.000%	9/1/34	1,225	1,427
California GO	5.000%	9/1/34	775	898
California GO	5.500%	11/1/34	100	105
California GO	5.500%	11/1/34	145	152
California GO	6.250%	11/1/34	1,500	1,587
California GO	4.250%	4/1/35	300	316
California GO	5.250%	4/1/35	300	332
California GO	6.000%	4/1/35	985	1,014
California GO	5.000%	8/1/35	725	821
California GO	5.000%	8/1/35	965	1,120
California GO	4.000%	9/1/35	250	266
California GO	4.000%	11/1/35	4,540	4,825
California GO	5.000%	11/1/35	1,155	1,361
California GO	5.375%	11/1/35	50	54
California GO	3.750%	12/1/35	450	459
California GO	5.600%	3/1/36	815	864
California GO	5.125%	8/1/36	170	170
California GO	4.000%	9/1/36	250	265
California GO	4.000%	9/1/36	2,000	2,119
California GO	5.000%	9/1/36	145	160
California GO	5.000%	4/1/37	500	557
California GO	4.000%	9/1/37	365	382
California GO	4.000%	9/1/37	250	264

California GO	5.000%	10/1/37	110	125
California GO	5.000%	2/1/38	755	837
California GO	5.000%	2/1/38	1,605	1,752
California GO	6.000%	4/1/38	5,040	5,185
California GO	5.250%	8/1/38	150	150
California GO	5.000%	10/1/39	2,005	2,268
California GO	5.000%	10/1/39	1,000	1,146
California GO	5.500%	11/1/39	400	419
California GO	6.000%	11/1/39	425	448
California GO	5.500%	3/1/40	365	386
California GO	5.250%	11/1/40	2,950	3,176
California GO	5.000%	9/1/41	1,025	1,116
California GO	5.000%	10/1/41	3,725	4,066
California GO	4.375%	4/1/42	100	105
California GO	5.000%	4/1/42	400	437
California GO	5.000%	9/1/42	3,355	3,702
California GO	5.000%	2/1/43	535	592
California GO	5.000%	4/1/43	2,285	2,537
California GO	4.875%	11/1/43	265	292
California GO	5.000%	11/1/43	1,800	2,022
California GO	4.500%	12/1/43	405	436
California GO	4.000%	10/1/44	525	543
California GO	5.000%	3/1/45	600	680
California GO	5.000%	8/1/45	655	747
California GO	5.000%	9/1/45	500	574
California GO	5.000%	8/1/46	1,000	1,145
California GO	5.000%	10/1/47	2,000	2,278
California GO	4.000%	11/1/47	1,000	1,042
California GO PUT	3.000%	12/1/19	125	126
California GO PUT	4.000%	12/1/21	500	532
California Infrastructure & Economic
Development Bank Revenue (University of
California)	5.000%	5/15/42	230	267
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure
Improvement Program)	5.000%	6/1/42	400	460
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure
Improvement Program)	4.000%	6/1/47	1,185	1,230
California Municipal Finance Authority Revenue
(Pomona College)	4.000%	1/1/48	2,000	2,101
California Public Works Board Lease Revenue	5.000%	5/1/24	545	634
California Public Works Board Lease Revenue	5.000%	10/1/26	200	241
California Public Works Board Lease Revenue	5.000%	10/1/27	515	626
California Public Works Board Lease Revenue	5.000%	10/1/28	1,500	1,800
California Public Works Board Lease Revenue	5.000%	10/1/29	500	597
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	100	107
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/21	465	511
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/26	100	116
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	6/1/28	160	169
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/29	240	276
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	245	280

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	650	740
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/39	640	720
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/26	365	412
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	250	277
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	205	228
California Public Works Board Lease Revenue
(Various Capital Projects)	5.750%	10/1/19 (Prere.)	200	210
California Public Works Board Lease Revenue
(Various Capital Projects)	6.000%	11/1/19 (Prere.)	100	106
California Public Works Board Lease Revenue
(Various Capital Projects)	6.125%	11/1/19 (Prere.)	100	106
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	350	370
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/21	605	658
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	755	823
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/28	300	344
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/29	125	138
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/29	150	170
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	35	38
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	405	444
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	255	282
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	345	387
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	90	93
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	500	515
California State University Systemwide Revenue	5.000%	11/1/29	255	295
California State University Systemwide Revenue	5.000%	11/1/29	2,500	2,965
California State University Systemwide Revenue	5.000%	11/1/30	100	118
California State University Systemwide Revenue	4.000%	11/1/31	1,130	1,203
California State University Systemwide Revenue	5.000%	11/1/31	150	173
California State University Systemwide Revenue	5.000%	11/1/31	510	600
California State University Systemwide Revenue	5.000%	11/1/31	120	143
California State University Systemwide Revenue	5.000%	11/1/32	50	59
California State University Systemwide Revenue	4.000%	11/1/34	125	132
California State University Systemwide Revenue	5.000%	11/1/34	650	746
California State University Systemwide Revenue	4.000%	11/1/35	235	248
California State University Systemwide Revenue	5.000%	11/1/35	375	439
California State University Systemwide Revenue	5.000%	11/1/36	1,025	1,195
California State University Systemwide Revenue	4.000%	11/1/37	375	393
California State University Systemwide Revenue	5.000%	11/1/37	390	425
California State University Systemwide Revenue	5.000%	11/1/37	565	657
California State University Systemwide Revenue	5.000%	11/1/37	1,590	1,763
California State University Systemwide Revenue	5.000%	11/1/37	180	207
California State University Systemwide Revenue	4.000%	11/1/38	2,360	2,467
California State University Systemwide Revenue	5.000%	11/1/38	650	754

California State University Systemwide Revenue	5.000%	11/1/38	1,285	1,476
California State University Systemwide Revenue	5.000%	11/1/39	380	433
California State University Systemwide Revenue	5.000%	11/1/41	325	373
California State University Systemwide Revenue	5.000%	11/1/42	100	115
California State University Systemwide Revenue	4.000%	11/1/45	3,635	3,775
California State University Systemwide Revenue	5.000%	11/1/45	1,340	1,528
California State University Systemwide Revenue	5.000%	11/1/47	1,245	1,409
California State University Systemwide Revenue	5.000%	11/1/47	115	132
California State University Systemwide Revenue	5.000%	11/1/48	2,600	3,028
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/40	100	111
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase IV)	5.000%	5/15/42	105	118
Centinela Valley CA Union High School District
GO	4.000%	8/1/50 (4)	300	309
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/42	500	522
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/47	1,000	1,038
Clovis CA Unified School District GO	4.000%	8/1/40	150	155
Coast CA Community College District GO	5.000%	8/1/18 (Prere.)	115	115
Coast CA Community College District GO	4.000%	8/1/38	125	130
Coast CA Community College District GO	5.000%	8/1/38	3,025	3,387
Colton CA Joint Unified School District GO	0.000%	8/1/42 (4)	300	111
Contra Costa CA Community College District
GO	5.000%	8/1/38	180	201
Corona-Norco CA Unified School District GO	0.000%	8/1/39 (4)	675	281
Corona-Norco CA Unified School District GO	4.000%	8/1/43	3,750	3,907
Cypress CA Elementary School District GO	0.000%	8/1/40	250	99
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	150	155
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/20 (Prere.)	325	346
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/22	300	338
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	90	106
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/37	150	174
East Bay CA Municipal Utility District Water
System Revenue	4.000%	6/1/45	120	125
El Camino CA Community College District GO	0.000%	8/1/33	190	116
El Camino CA Community College District GO	0.000%	8/1/38	500	231
Foothill-De Anza CA Community College District
GO	5.000%	8/1/21 (Prere.)	100	110
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	250	283
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/49	2,595	3,001
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/53	1,500	1,731
Fremont CA Union High School District GO	4.000%	8/1/40	725	752
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/31 (4)	420	484

Fresno CA Unified School District GO	4.000%	8/1/41	500	518
Gilroy CA School Facilities Finance Authority
Revenue	4.000%	8/1/42	520	532
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	3,750	4,075
Grossmont-Cuyamaca CA Community College
District GO	4.000%	8/1/47	500	519
Hayward CA Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,556
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/18 (Prere.)	105	106
Long Beach CA Community College District GO	5.000%	8/1/22 (Prere.)	100	113
Long Beach CA Community College District GO	4.000%	8/1/42	500	513
Long Beach CA Unified School District GO	0.000%	8/1/32	100	59
Long Beach CA Unified School District GO	4.000%	8/1/45	350	363
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	2,340	2,340
Los Angeles CA Community College District GO	5.000%	8/1/19	125	130
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	1,000	1,046
Los Angeles CA Community College District GO	5.250%	8/1/20 (Prere.)	100	107
Los Angeles CA Community College District GO	5.000%	8/1/25	170	200
Los Angeles CA Community College District GO	5.000%	8/1/26	175	205
Los Angeles CA Community College District GO	5.000%	8/1/28	570	665
Los Angeles CA Community College District GO	5.000%	8/1/29	370	431
Los Angeles CA Community College District GO	5.000%	8/1/30	285	331
Los Angeles CA Community College District GO	5.000%	8/1/31	670	774
Los Angeles CA Community College District GO	4.000%	8/1/32	100	106
Los Angeles CA Community College District GO	5.000%	8/1/36	100	116
Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,058
Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,185
Los Angeles CA Community College District GO	4.000%	8/1/39	325	341
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	100	103
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	250	257
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	160	175
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	795	841
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	3,065	3,237
Los Angeles CA Department of Water & Power
Revenue	5.000%	12/1/18	2,825	2,852
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/20	370	395
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	230	261
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	100	117
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	140	158
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	245	279
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	130	148
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,500	2,857
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	300	342
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,350	1,491

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	500	551
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,575	1,734
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	1,535	1,740
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	1,300	1,474
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/40	265	303
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/41	240	257
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/41	155	177
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	1,010	1,153
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	1,515	1,666
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	180	198
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	1,725	1,897
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	4,930	5,569
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	555	627
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/47	400	412
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/48	2,000	2,313
Los Angeles CA GO	4.500%	9/1/18 (Prere.)	160	160
Los Angeles CA GO	4.500%	9/1/18 (Prere.)	40	40
Los Angeles CA Harbor Department Revenue	5.000%	8/1/44	375	424
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/42	175	203
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	85	102
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/31	235	278
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	860	909
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	900	945
Los Angeles CA Unified School District GO	5.000%	7/1/19	70	72
Los Angeles CA Unified School District GO	5.000%	7/1/20	985	1,050
Los Angeles CA Unified School District GO	5.000%	7/1/22	405	457
Los Angeles CA Unified School District GO	5.000%	7/1/22	195	220
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	115
Los Angeles CA Unified School District GO	5.000%	7/1/25	295	353
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	172
Los Angeles CA Unified School District GO	5.000%	7/1/27	255	313
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	318
Los Angeles CA Unified School District GO	5.000%	7/1/28	395	457
Los Angeles CA Unified School District GO	5.000%	7/1/28	115	125
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	434
Los Angeles CA Unified School District GO	5.200%	7/1/29	200	207
Los Angeles CA Unified School District GO	5.000%	7/1/30	500	577
Los Angeles CA Unified School District GO	3.000%	7/1/32	700	690

Los Angeles CA Unified School District GO	5.000%	7/1/32	300	326
Los Angeles CA Unified School District GO	5.000%	1/1/34	740	763
Los Angeles CA Unified School District GO	5.000%	1/1/34	140	144
Los Angeles CA Unified School District GO	5.000%	7/1/34	1,000	1,187
Los Angeles CA Unified School District GO	5.000%	7/1/38	2,000	2,351
Los Angeles CA Unified School District GO	4.000%	7/1/40	835	875
Los Angeles CA Unified School District GO	5.000%	7/1/40	385	442
Los Angeles CA Unified School District GO	5.250%	7/1/42	2,000	2,385
Los Angeles CA Unified School District GO	5.250%	7/1/42	2,000	2,385
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	280	322
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	1,000	1,112
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	500	563
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	8,235	9,162
Los Angeles CA Wastewater System Revenue	5.000%	6/1/45	250	284
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21 (Prere.)	900	988
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/38	455	532
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/15/18 (Prere.)	100	100
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	555	611
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/39	710	803
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/40	1,405	1,462
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	400	440
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/44	370	417
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	55	59
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	4.000%	10/1/42	250	260
Los Angeles County Facilities Inc. Lease
Revenue	4.000%	12/1/48	3,960	4,089
Mendocino-Lake CA Union School District
Public Financing Authority Revenue	0.000%	8/1/21 (Prere.)	310	29
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	100	103
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/39	950	963
Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	275
Mount San Antonio CA Community College
District GO	0.000%	8/1/43	150	123
New Haven CA Unified School District GO	0.000%	8/1/33 (12)	325	189
New Haven CA Unified School District GO	0.000%	8/1/34 (12)	170	94
Newport Mesa CA Unified School District GO	0.000%	8/1/34	300	174
Newport Mesa CA Unified School District GO	0.000%	8/1/36	400	210
Newport Mesa CA Unified School District GO	0.000%	8/1/45	1,000	343
Norwalk-La Mirada CA Unified School District
GO	0.000%	8/1/38 (12)	525	229
Oak Grove CA Unified School District GO	0.000%	6/1/21 (Prere.)	265	59
Oakland CA Unified School District GO	5.000%	8/1/40	280	319
Orange County CA Sanitation District
Wastewater Revenue	3.000%	2/1/31	250	251
Orange County CA Sanitation District
Wastewater Revenue	4.000%	2/1/32	1,185	1,247

Orange County CA Water District Revenue	5.000%	8/15/19 (Prere.)	125	130
Palomar CA Community College District GO	0.000%	8/1/45	1,000	790
Palomar CA Community College District GO	4.000%	8/1/45	350	366
Pasadena CA Unified School District GO	5.000%	8/1/26	10	12
Peralta CA Community College District Revenue	4.000%	8/1/39	350	365
Pittsburg CA Unified School District Financing
Authority Revenue	5.500%	9/1/21 (Prere.)	350	391
Placentia-Yorba Linda CA Unified School District
GO	0.000%	8/1/49	500	138
Poway CA Unified School District GO	0.000%	8/1/33	1,800	1,051
Poway CA Unified School District GO	0.000%	8/1/46	250	77
Riverside CA Sewer Revenue	5.000%	8/1/40	320	358
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	565	656
Sacramento CA City Unified School District GO	4.000%	5/1/47	570	592
Sacramento CA Financing Authority Lease
Revenue	5.250%	12/1/30 (2)	310	370
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	40	40
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/20	195	209
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	60	60
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/37	545	611
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/41	170	190
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/42	150	159
Sacramento CA Water Revenue	5.000%	9/1/38	425	477
Sacramento County CA Airport Revenue	5.000%	7/1/40	1,225	1,298
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/44	250	282
San Bernardino CA Community College District
GO	4.000%	8/1/29	1,900	2,032
San Bernardino CA Community College District
GO	4.000%	8/1/33	665	701
San Diego CA Community College District GO	5.000%	8/1/27	80	97
San Diego CA Community College District GO	4.000%	8/1/41	225	235
San Diego CA Community College District GO	5.000%	8/1/43	910	1,017
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	9/1/20 (Prere.)	125	134
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.250%	9/1/20 (Prere.)	170	183
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	180	185
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	250	258
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	1,170	1,207
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.500%	5/15/19 (Prere.)	300	310
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	100	107
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/22	245	276
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	380	457

San Diego CA Public Facilities Financing
Authority Water Revenue	5.375%	8/1/19 (Prere.)	1,000	1,040
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	200	240
San Diego CA Unified School District GO	5.000%	7/1/26	150	178
San Diego CA Unified School District GO	5.000%	7/1/28	100	118
San Diego CA Unified School District GO	5.250%	7/1/28 (4)	150	188
San Diego CA Unified School District GO	4.000%	7/1/29	100	110
San Diego CA Unified School District GO	0.000%	7/1/31	170	110
San Diego CA Unified School District GO	4.000%	7/1/32	500	544
San Diego CA Unified School District GO	4.000%	7/1/33	250	270
San Diego CA Unified School District GO	0.000%	7/1/35	295	154
San Diego CA Unified School District GO	0.000%	7/1/35	575	309
San Diego CA Unified School District GO	5.000%	7/1/35	100	113
San Diego CA Unified School District GO	0.000%	7/1/36	340	174
San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,014
San Diego CA Unified School District GO	0.000%	7/1/36	895	459
San Diego CA Unified School District GO	0.000%	7/1/37	375	184
San Diego CA Unified School District GO	0.000%	7/1/38	170	80
San Diego CA Unified School District GO	0.000%	7/1/39	100	45
San Diego CA Unified School District GO	5.000%	7/1/40	950	1,090
San Diego CA Unified School District GO	0.000%	7/1/42	150	100
San Diego CA Unified School District GO	3.125%	7/1/42	1,855	1,734
San Diego CA Unified School District GO	0.000%	7/1/43	785	301
San Diego CA Unified School District GO	0.000%	7/1/45	575	202
San Diego CA Unified School District GO	4.000%	7/1/45	225	235
San Diego CA Unified School District GO	5.000%	7/1/45	1,530	1,749
San Diego CA Unified School District GO	0.000%	7/1/47	250	80
San Diego CA Unified School District GO	0.000%	7/1/47	1,495	1,014
San Diego CA Unified School District GO	0.000%	7/1/48	120	95
San Diego CA Unified School District GO	0.000%	7/1/49	535	157
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	125	138
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/47	1,000	1,140
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/48	3,365	3,686
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.375%	2/1/19 (Prere.)	400	408
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/42	350	385
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/44	575	648
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	4.750%	4/1/48	465	499
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	230	245
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	500	538
San Francisco CA City & County (War Memorial
Veterans Building Seismic Upgrade &
Improvements) COP	4.000%	4/1/45	405	416
San Francisco CA City & County COP	5.000%	4/1/28	500	581
San Francisco CA City & County GO	5.000%	10/1/28	100	107
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/19	230	236

San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	95	99
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	130	143
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/48	3,000	3,457
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	4.000%	10/1/39	135	140
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	100	105
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	320	354
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	155	174
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/36	100	105
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	100	110
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/39	125	130
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/41	250	258
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/41	1,175	1,282
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	10/1/42	2,500	2,584
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	750	821
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/28 (ETM)	100	78
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/32 (14)	185	108
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	135	149
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	900	980
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.250%	1/15/49	1,000	1,091
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/50	115	125
San Jose CA Airport Revenue	5.000%	3/1/47	500	569
San Jose CA Finance Authority Revenue (Civic
Center Project)	5.000%	6/1/39	615	685
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/18 (Prere.)	100	100
San Marcos CA Unified School District GO	0.000%	8/1/32	150	92
San Marcos CA Unified School District GO	0.000%	8/1/51	100	26
San Mateo CA Union High School District GO	5.000%	9/1/21 (Prere.)	10	11
San Mateo CA Union High School District GO	5.000%	9/1/21 (Prere.)	90	99
San Mateo CA Union High School District GO	4.000%	9/1/34	800	846
San Mateo CA Union High School District GO	0.000%	9/1/41	100	86
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/36	200	96
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	565	228
Santa Clara CA GO	3.250%	8/1/39	645	624
Santa Clara County CA GO	5.000%	8/1/19 (Prere.)	250	259
Santa Clara Valley CA Water District Revenue	5.000%	6/1/46	1,085	1,244

Southern California Public Power Authority
Revenue	5.000%	1/1/19 (Prere.)	1,000	1,016
Southern California Public Power Authority
Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	120	128
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	5,025	5,703
Southwestern California Community College
District GO	0.000%	8/1/46	320	98
Southwestern California Community College
District GO	4.000%	8/1/47	2,505	2,591
Tulare County CA Transportation Authority
Sales Tax Revenue	5.000%	2/1/29	120	136
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	210	221
Turlock CA Irrigation District Revenue	5.500%	1/1/41	1,660	1,786
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/37	300	311
University of California Revenue	5.000%	5/15/21	150	164
University of California Revenue	5.000%	5/15/22	510	574
University of California Revenue	5.000%	5/15/22 (Prere.)	115	129
University of California Revenue	5.000%	5/15/22 (Prere.)	1,360	1,524
University of California Revenue	5.000%	5/15/23 (Prere.)	520	598
University of California Revenue	5.000%	5/15/23	510	587
University of California Revenue	5.000%	5/15/25	95	106
University of California Revenue	5.000%	5/15/25	165	196
University of California Revenue	5.000%	5/15/27	110	130
University of California Revenue	5.000%	5/15/28	100	117
University of California Revenue	5.000%	5/15/29	775	878
University of California Revenue	5.000%	5/15/29	670	783
University of California Revenue	5.000%	5/15/32	1,000	1,156
University of California Revenue	5.000%	5/15/32	240	270
University of California Revenue	5.000%	5/15/33	700	787
University of California Revenue	5.000%	5/15/34	1,000	1,190
University of California Revenue	5.000%	5/15/35	175	202
University of California Revenue	5.000%	5/15/35	2,000	2,371
University of California Revenue	4.000%	5/15/36	525	552
University of California Revenue	5.000%	5/15/36	395	460
University of California Revenue	5.000%	5/15/36	275	321
University of California Revenue	5.000%	5/15/36	1,250	1,476
University of California Revenue	5.000%	5/15/37	1,130	1,240
University of California Revenue	5.000%	5/15/38	800	895
University of California Revenue	5.000%	5/15/39	355	397
University of California Revenue	5.000%	5/15/40	140	159
University of California Revenue	5.000%	5/15/41	105	120
University of California Revenue	5.000%	5/15/42	710	778
University of California Revenue	5.000%	5/15/42	1,730	1,980
University of California Revenue	5.000%	5/15/43	1,000	1,157
University of California Revenue	4.000%	5/15/46	1,000	1,028
University of California Revenue	5.000%	5/15/46	2,170	2,461
University of California Revenue	4.000%	5/15/47	560	575
University of California Revenue	5.000%	5/15/47	450	515
University of California Revenue	4.000%	5/15/48	3,785	3,887
University of California Revenue	5.000%	5/15/48	5,000	5,783
University of California Revenue	5.000%	5/15/58	4,500	5,119
University of California Revenue PUT	5.000%	5/15/23	905	1,038
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	905	1,011
Ventura County CA Public Financing Authority
Lease Revenue	4.000%	11/1/43	115	117

Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/43	205	228
West Contra Costa CA Unified School District
GO	0.000%	8/1/34 (14)	1,000	551
Westside Union CA School District GO	0.000%	8/1/45	265	85
William S. Hart Union High School District
California GO	0.000%	8/1/35 (4)	300	159
William S. Hart Union High School District
California GO	4.000%	8/1/38	100	102
Yosemite CA Community College District GO	5.000%	8/1/18 (Prere.)	100	100
Yosemite CA Community College District GO	5.000%	8/1/32	155	180
Yosemite CA Community College District GO	0.000%	8/1/42	1,180	832
				501,108
Colorado (0.9%)
Adams CO 12 Five Star Schools GO	5.000%	12/15/35	300	345
Adams County CO COP	4.000%	12/1/45	280	286
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/25 (Prere.)	175	204
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/25 (Prere.)	70	82
Board of Governors of the Colorado State
University System Enterprise Revenue	4.000%	3/1/47	1,000	1,030
Boulder Larimer & Weld Counties CO St. Vrain
Valley School District GO	5.000%	12/15/18 (Prere.)	100	101
Boulder Valley CO School District GO	5.000%	12/1/41	1,200	1,364
Colorado Building Excellent Schools COP	5.000%	3/15/21 (Prere.)	450	487
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/35	750	787
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/47	235	255
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/56	1,000	1,079
Colorado Higher Education Capital Construction
Lease Purchase Financing Program COP	5.250%	11/1/18 (Prere.)	155	156
Colorado Higher Education Capital Construction
Lease Purchase Financing Program COP	5.500%	11/1/18 (Prere.)	400	404
Colorado Public Highway Authority Capital
Appreciation Revenue	0.000%	9/1/35	235	123
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	50	56
Denver CO City & County Airport Revenue	5.000%	11/15/25	275	324
Denver CO City & County Airport Revenue	5.250%	11/15/27	150	157
Denver CO City & County Airport Revenue	4.000%	11/15/31	110	117
Denver CO City & County Airport Revenue	5.250%	11/15/31	4,465	5,062
Denver CO City & County Airport Revenue	5.000%	11/15/33	200	220
Denver CO City & County Airport Revenue	5.250%	11/15/36	785	820
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/44	515	581
Denver CO City & County Dedicated Tax
Revenue	4.000%	8/1/46	150	155
Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,063
Denver CO City & County School District GO	4.000%	12/1/41	200	209
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	85	69
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	270	183
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	785	508

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/32 (14)	155	92
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/37 (14)	350	150
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/40	390	165
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	230	244
Regional Transportation District of Colorado
COP	4.375%	6/1/39	1,200	1,259
Regional Transportation District of Colorado
COP	5.000%	6/1/39	245	268
Regional Transportation District of Colorado
COP	4.000%	6/1/40	355	365
Regional Transportation District of Colorado
COP	4.500%	6/1/44	1,250	1,315
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/34	520	607
Regional Transportation District of Colorado
Sales Tax Revenue	4.000%	11/1/36	2,525	2,665
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/26	50	56
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27	1,855	2,068
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27	50	60
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28	240	291
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28	100	111
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29	350	389
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29	25	31
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/33	35	41
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/41	200	228
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/46	2,400	2,722
University of Colorado Enterprise System
Revenue	5.000%	6/1/23 (Prere.)	125	142
University of Colorado Enterprise System
Revenue	5.000%	6/1/23 (Prere.)	250	284
University of Colorado Enterprise System
Revenue	5.000%	6/1/24 (Prere.)	165	191
University of Colorado Enterprise System
Revenue	4.000%	6/1/36	500	529
University of Colorado Enterprise System
Revenue	4.000%	6/1/43	3,000	3,129
				33,629
Connecticut (1.9%)
Connecticut GO	5.000%	11/1/18	125	126
Connecticut GO	5.000%	11/15/18	4,000	4,041
Connecticut GO	5.000%	4/15/19	200	205
Connecticut GO	5.000%	6/15/19	100	103
Connecticut GO	5.000%	11/1/19	255	265

Connecticut GO	5.250%	6/1/20 (2)	280	296
Connecticut GO	5.000%	10/15/20	150	159
Connecticut GO	5.000%	11/1/20	3,150	3,350
Connecticut GO	5.000%	5/15/21	150	161
Connecticut GO	5.000%	10/15/21	645	699
Connecticut GO	5.000%	12/1/21	400	416
Connecticut GO	5.000%	6/1/22	265	290
Connecticut GO	5.000%	10/15/22	180	198
Connecticut GO	5.000%	10/15/22	170	187
Connecticut GO	5.000%	11/15/22	135	149
Connecticut GO	5.000%	6/1/23	305	332
Connecticut GO	5.000%	10/15/23	650	728
Connecticut GO	5.000%	11/15/23	630	706
Connecticut GO	5.000%	3/15/24	410	460
Connecticut GO	5.000%	6/1/24	1,325	1,435
Connecticut GO	5.000%	8/15/24	100	111
Connecticut GO	5.000%	10/15/24	120	133
Connecticut GO	5.000%	11/1/24	105	113
Connecticut GO	5.000%	2/15/25	100	102
Connecticut GO	5.000%	5/15/25	390	442
Connecticut GO	5.000%	6/15/25	800	907
Connecticut GO	5.000%	10/15/25	155	171
Connecticut GO	5.000%	10/15/25	5,160	5,870
Connecticut GO	5.000%	11/15/25	545	620
Connecticut GO	5.000%	6/15/26	800	895
Connecticut GO	5.000%	10/15/26	725	828
Connecticut GO	5.000%	10/15/26	295	324
Connecticut GO	5.000%	11/1/26	315	317
Connecticut GO	5.000%	11/15/26	710	798
Connecticut GO	5.000%	4/15/27	125	142
Connecticut GO	5.000%	5/15/27	315	354
Connecticut GO	5.000%	8/15/27	500	564
Connecticut GO	5.000%	11/15/27	620	693
Connecticut GO	5.000%	4/15/28	1,000	1,144
Connecticut GO	4.000%	9/15/28	265	273
Connecticut GO	5.000%	11/15/28	300	334
Connecticut GO	5.000%	4/15/29	400	451
Connecticut GO	5.000%	9/15/31	160	171
Connecticut GO	5.000%	11/1/31	170	180
Connecticut GO	5.000%	6/15/32 (15)	1,250	1,418
Connecticut GO	5.000%	10/15/33	1,000	1,107
Connecticut GO	5.000%	10/15/34	750	828
Connecticut GO	5.000%	6/15/35	500	544
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/45	1,550	1,692
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/20	1,605	1,706
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.050%	7/12/21	5,000	5,020
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	500	557
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	1,100	1,054
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/28	2,250	2,706
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/19	345	351

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/19	2,285	2,365
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/21	225	243
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/23	850	946
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/23	240	267
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/24	140	158
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/24	350	395
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	500	548
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/25	3,640	4,033
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/26	180	203
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	410	458
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	1,095	1,254
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/27	130	146
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/27	835	946
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/28	320	358
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/29	395	429
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/29	680	764
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/29	150	166
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/29	175	192
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/30	435	484
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/30	155	174
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/30	225	246
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/31	405	449
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/32	1,400	1,558
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/33	1,730	1,944
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/33	100	109
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/35	500	549
				66,610
Delaware (0.1%)
Delaware GO	5.000%	7/1/23	2,500	2,850
Delaware GO	5.000%	1/1/28	500	607

Delaware Transportation Authority
Transportation System Revenue	5.000%	6/1/55	450	492
				3,949
District of Columbia (1.1%)
District of Columbia GO	5.000%	6/1/23	805	915
District of Columbia GO	5.000%	6/1/24	130	147
District of Columbia GO	5.000%	6/1/24	515	595
District of Columbia GO	5.000%	6/1/33	155	175
District of Columbia GO	5.000%	6/1/33 (13)	255	255
District of Columbia GO	4.000%	6/1/34	1,030	1,088
District of Columbia GO	5.000%	6/1/34	180	209
District of Columbia GO	5.000%	6/1/35	750	869
District of Columbia GO	4.000%	6/1/36	500	525
District of Columbia GO	5.000%	6/1/36	300	339
District of Columbia GO	5.000%	6/1/36	900	1,039
District of Columbia GO	4.000%	6/1/37	750	784
District of Columbia GO	5.000%	6/1/37	160	184
District of Columbia GO	5.000%	6/1/38	865	969
District of Columbia GO	4.000%	6/1/41	170	176
District of Columbia GO	5.000%	6/1/41	985	1,115
District of Columbia GO	5.000%	6/1/41	2,075	2,364
District of Columbia Income Tax Revenue	5.000%	12/1/19	125	131
District of Columbia Income Tax Revenue	5.000%	12/1/23	340	383
District of Columbia Income Tax Revenue	5.000%	12/1/26	475	503
District of Columbia Income Tax Revenue	5.250%	12/1/26	520	544
District of Columbia Income Tax Revenue	5.000%	12/1/27	375	397
District of Columbia Income Tax Revenue	5.000%	12/1/28	230	243
District of Columbia Income Tax Revenue	5.000%	12/1/30	100	106
District of Columbia Income Tax Revenue	5.000%	12/1/30	120	131
District of Columbia Income Tax Revenue	5.000%	12/1/31	700	777
District of Columbia Income Tax Revenue	5.250%	12/1/34	475	496
District of Columbia Income Tax Revenue	5.000%	12/1/36	2,630	2,861
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/30	430	499
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/34	270	309
District of Columbia Revenue (Georgetown
University) PUT	5.250%	10/1/18 (Prere.)	235	236
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/23 (4)	105	117
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/36	915	1,042
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/39	200	225
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.250%	10/1/40	100	115
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/44	940	1,055
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/45	1,055	1,185
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/48	3,000	3,312
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/49	2,000	2,299
Metropolitan Washington DC Transit Authority
Revenue	5.000%	7/1/36	750	865

Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	2,860	3,039
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/39	240	255
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/31 (12)	305	184
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,610	703
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39 (12)	100	41
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39	90	37
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/39	20	21
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/40 (12)	1,000	394
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.250%	10/1/44	20	21
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	3,820	4,039
				38,313
Florida (4.0%)
Broward County FL Airport System Revenue	5.375%	10/1/29	150	156
Broward County FL Airport System Revenue	5.000%	10/1/37	2,950	3,234
Broward County FL Airport System Revenue	5.250%	10/1/38	500	561
Broward County FL Airport System Revenue	4.000%	10/1/42	345	353
Broward County FL Airport System Revenue	5.000%	10/1/42	420	460
Broward County FL School Board COP	5.000%	7/1/24	125	144
Broward County FL School Board COP	5.000%	7/1/25	100	116
Broward County FL Water & Sewer Utility
Revenue	5.250%	10/1/18 (Prere.)	500	503
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/37	380	420
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/21 (Prere.)	710	780
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/21 (Prere.)	100	110
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/42	3,895	3,976
Central Florida Expressway Authority BAN	4.000%	7/1/37	740	766
Central Florida Expressway Authority Revenue	5.000%	7/1/26	430	506
Central Florida Expressway Authority Revenue	4.000%	7/1/30	525	561
Central Florida Expressway Authority Revenue	4.000%	7/1/31	850	905
Central Florida Expressway Authority Revenue	5.000%	7/1/34	190	217
Central Florida Expressway Authority Revenue	4.000%	7/1/35	500	522
Central Florida Expressway Authority Revenue	3.250%	7/1/36	150	142
Central Florida Expressway Authority Revenue	4.000%	7/1/36	640	665
Central Florida Expressway Authority Revenue	4.000%	7/1/38	885	913
Central Florida Expressway Authority Revenue	4.000%	7/1/39	450	463
Central Florida Expressway Authority Revenue	4.000%	7/1/40	2,000	2,050
Central Florida Expressway Authority Revenue	4.000%	7/1/41	1,860	1,911

Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	310	319
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19 (Prere.)	280	294
Florida Board of Education Lottery Revenue	5.000%	7/1/20	5,525	5,869
Florida Board of Education Lottery Revenue	5.000%	7/1/21	150	164
Florida Board of Education Lottery Revenue	5.000%	7/1/24	1,115	1,292
Florida Board of Education Lottery Revenue	5.000%	7/1/25	1,750	2,056
Florida Board of Education Lottery Revenue	5.000%	7/1/28	340	412
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	100	103
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	1,000	1,060
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	640	679
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20 (Prere.)	215	228
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	290	307
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,200	1,338
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,695	4,121
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	150	171
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	265	287
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	300	332
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/33	715	755
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/37	2,500	2,636
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/38	100	101
Florida Department of Transportation GO	4.000%	7/1/30	730	800
Florida Department of Transportation GO	4.000%	7/1/36	1,685	1,780
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/42	500	540
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/47	500	538
Florida Mid-Bay Bridge Authority Revenue	4.000%	10/1/40 (4)	270	275
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	105	106
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	125	126
Florida Municipal Power Agency Revenue	5.250%	10/1/19	485	505
Florida Municipal Power Agency Revenue	5.000%	10/1/22	290	323
Florida Municipal Power Agency Revenue	5.000%	10/1/24	350	404
Florida Municipal Power Agency Revenue	5.000%	10/1/27	100	117
Florida Municipal Power Agency Revenue	5.000%	10/1/28	170	199
Florida Municipal Power Agency Revenue	5.000%	10/1/29	105	122
Florida Turnpike Authority Revenue	4.500%	7/1/37	50	52
Florida Turnpike Authority Revenue	5.000%	7/1/40	1,850	1,971
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	124	126
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/39	400	425
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/44	505	555

Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/26	155	179
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	1,325	1,460
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	385	431
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/23 (Prere.)	440	497
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	625	697
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23 (Prere.)	10	11
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/26	225	265
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	360	402
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/30	450	529
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/38	2,200	2,282
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/39	30	33
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/18 (ETM)	475	478
Jacksonville FL Special Revenue	5.000%	10/1/30	525	608
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/44 (4)	235	263
Miami Beach FL Resort Tax Revenue	5.000%	9/1/45	1,900	2,110
Miami Beach FL Stormwater Revenue	5.000%	9/1/47	3,000	3,264
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	1,750	1,833
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38	1,720	1,791
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/44	1,740	1,786
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/18 (Prere.)	375	377
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/19 (Prere.)	1,000	1,046
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	750	797
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	125	146
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	115	122
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/29	155	167
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	250	290
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	300	321
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/36	665	693
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/37	320	358
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	395	419
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	465	529
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	110	115

Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/40	100	111
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	4.000%	4/1/45	250	255
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/45	785	868
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	225	259
Miami-Dade County FL Expressway Authority
Toll System Revenue	4.000%	7/1/35	110	115
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	4,030	4,236
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	5.375%	10/1/28 (12)	150	156
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	10/1/48 (12)	515	142
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	4/1/49 (12)	1,975	513
Miami-Dade County FL School Board COP	5.375%	2/1/19 (Prere.)	355	362
Miami-Dade County FL School Board COP	5.000%	2/1/24	185	210
Miami-Dade County FL School Board COP	5.000%	8/1/24 (2)	1,425	1,425
Miami-Dade County FL School Board COP	5.000%	2/1/25	135	155
Miami-Dade County FL School Board COP	5.000%	2/1/26	405	471
Miami-Dade County FL School Board COP	5.625%	5/1/31	65	71
Miami-Dade County FL School District GO	5.000%	3/15/46	3,000	3,354
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	2,890	3,224
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	765	840
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	100	110
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	100	110
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	590	647
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/34	465	524
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	1,080	1,178
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	570	641
Miami-Dade County FL Special Obligation
Revenue	4.000%	10/1/39	135	139
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/42	130	46
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	560	612
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/38	1,000	1,035
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/42	190	194
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/42	2,430	2,634
Miami-Dade County FL Water & Sewer Revenue	5.125%	10/1/18 (Prere.)	440	443
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/18 (4)	300	302
Miami-Dade County FL Water & Sewer Revenue	6.000%	10/1/18 (Prere.)	110	111
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/19 (4)	200	209
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (Prere.)	1,200	1,285
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (Prere.)	1,475	1,579

Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	120	134
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/23	405	462
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/24	1,960	2,271
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/25	435	511
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26	615	716
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/29	250	283
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/42	1,680	1,831
Miami-Dade County FL Water & Sewer Revenue	3.375%	10/1/47	1,215	1,104
Orange County FL School Board COP	5.500%	8/1/19 (Prere.)	600	624
Orange County FL School Board COP	5.000%	8/1/31	1,060	1,209
Orange County FL School Board COP	5.000%	8/1/33	865	989
Orange County FL School Board COP	5.000%	8/1/34	160	182
Orange County FL Tourist Development
Revenue	5.000%	10/1/22	225	252
Orange County FL Tourist Development
Revenue	5.000%	10/1/24	195	225
Orange County FL Tourist Development
Revenue	4.000%	10/1/34	1,000	1,040
Orange County FL Tourist Development Tax
Revenue	4.000%	10/1/33	2,000	2,098
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	865	918
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	120	127
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	670	710
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/22	75	84
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.000%	5/1/24 (Prere.)	310	358
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.000%	5/1/24 (Prere.)	1,445	1,669
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.250%	5/1/24 (Prere.)	200	234
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	400	402
Orlando FL Utility Commission Utility System
Revenue	5.000%	4/1/19 (Prere.)	1,350	1,382
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	175	200
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/25	205	241
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/21	115	105
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/22	50	44
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/32	45	38
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	590	490
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	380	411
Palm Beach County FL School Board COP	5.000%	8/1/26	850	996
Palm Beach County FL School Board COP	5.000%	8/1/27	175	207
Palm Beach County FL School Board COP	5.000%	8/1/31	100	114
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	65	65

Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/21 (Prere.)	5	5
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/24	145	159
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/31	690	752
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	100	100
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	10	10
Reedy Creek FL Improvement District GO	5.000%	6/1/38	290	323
South Florida Water Management District COP	5.000%	10/1/33	295	336
Tallahassee FL Energy System Revenue	5.000%	10/1/33	1,000	1,127
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (Prere.)	130	131
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (ETM)	120	121
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (Prere.)	85	86
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/19 (ETM)	410	426
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	1,290	1,480
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	747
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	295
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/22 (Prere.)	210	233
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/37	3,495	3,805
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/42	4,250	4,366
				142,015
Georgia (2.2%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.625%	1/1/19 (Prere.)	110	112
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/19	120	122
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/24	240	251
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	165	187
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/19 (Prere.)	780	816
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/19 (Prere.)	60	63
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	245	258
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	50	53
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	575	607
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	100	105
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,000	1,058
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,200	1,270
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27 (4)	150	180
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/27 (14)	715	854
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/28	155	178
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/29	190	217
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	565	640
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/34 (4)	610	636
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	230	259
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/39 (4)	95	99
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40	1,305	1,465
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43	535	599
DeKalb County GA School District GO	4.000%	10/1/19	1,500	1,543
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	545	595
Georgia GO	5.000%	1/1/19 (Prere.)	350	355

Georgia GO	5.000%	7/1/19	665	686
Georgia GO	5.000%	7/1/19	100	103
Georgia GO	5.000%	9/1/20	100	107
Georgia GO	5.000%	7/1/21	3,145	3,429
Georgia GO	5.000%	10/1/21	250	274
Georgia GO	5.000%	2/1/22	125	138
Georgia GO	4.000%	10/1/22	2,500	2,706
Georgia GO	4.500%	11/1/22	135	146
Georgia GO	5.000%	2/1/23	6,225	7,036
Georgia GO	4.000%	1/1/25	1,145	1,270
Georgia GO	5.000%	1/1/25	375	421
Georgia GO	5.000%	12/1/25	100	119
Georgia GO	5.000%	7/1/26	800	955
Georgia GO	5.000%	7/1/27	240	266
Georgia GO	5.000%	1/1/28	1,015	1,213
Georgia GO	5.000%	7/1/28	700	842
Georgia GO	5.000%	7/1/28	105	125
Georgia GO	5.000%	2/1/29	5,000	5,956
Georgia GO	5.000%	2/1/33	6,720	7,881
Georgia GO	4.000%	7/1/34	3,325	3,579
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	730	798
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	405	417
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19 (Prere.)	300	309
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21	425	462
Gwinnett County GA School District GO	5.000%	8/1/20	3,185	3,395
Gwinnett County GA School District GO	5.000%	8/1/21	1,680	1,839
Gwinnett County GA School District GO	5.000%	8/1/22	1,000	1,120
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/19 (Prere.)	375	387
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/19 (14)	85	88
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/19 (Prere.)	1,250	1,292
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/20 (14)	1,695	1,802
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/29	2,125	2,321
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	1,250	1,305
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	200	229
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	3,600	4,077
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	1,840	1,922
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	1,765	1,875
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	1,755	1,875
Paulding County GA Water & Sewerage
Revenue	3.000%	12/1/48	100	87
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/18 (Prere.)	555	557
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	100	104
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/46	1,250	1,425
Private Colleges & University Authority of
Georgia Revenue (Savannah College of Art &
Design)	5.000%	4/1/44	575	617

Sandy Springs GA Public Facilities Authority
(City Center Project)	4.000%	5/1/47	190	196
				78,273
Hawaii (1.0%)
Hawaii Airports System Revenue	5.000%	7/1/34	100	106
Hawaii Airports System Revenue	5.000%	7/1/39	100	106
Hawaii GO	5.000%	11/1/18	625	631
Hawaii GO	5.000%	11/1/18	100	101
Hawaii GO	5.000%	12/1/18	680	688
Hawaii GO	5.000%	8/1/21	3,000	3,282
Hawaii GO	5.000%	11/1/21	125	138
Hawaii GO	5.000%	12/1/21 (Prere.)	260	287
Hawaii GO	5.000%	12/1/21 (Prere.)	195	215
Hawaii GO	5.000%	12/1/21 (Prere.)	100	110
Hawaii GO	5.000%	12/1/21 (Prere.)	490	540
Hawaii GO	5.000%	12/1/21 (Prere.)	135	149
Hawaii GO	5.000%	12/1/21 (Prere.)	125	138
Hawaii GO	5.000%	12/1/21 (Prere.)	65	72
Hawaii GO	5.000%	12/1/21 (Prere.)	460	507
Hawaii GO	5.000%	12/1/21 (Prere.)	90	99
Hawaii GO	5.000%	8/1/23	320	365
Hawaii GO	5.000%	8/1/23 (Prere.)	40	46
Hawaii GO	5.000%	8/1/23 (Prere.)	80	91
Hawaii GO	5.000%	10/1/23	795	909
Hawaii GO	5.000%	10/1/23	1,900	2,173
Hawaii GO	5.000%	8/1/24	265	307
Hawaii GO	5.000%	10/1/24	360	419
Hawaii GO	5.000%	8/1/25	695	801
Hawaii GO	5.000%	1/1/26	2,425	2,856
Hawaii GO	5.000%	10/1/26	275	323
Hawaii GO	5.000%	10/1/27	350	415
Hawaii GO	5.000%	10/1/27	610	713
Hawaii GO	4.000%	4/1/28	110	120
Hawaii GO	5.000%	8/1/28	70	80
Hawaii GO	5.000%	10/1/28	225	265
Hawaii GO	4.000%	4/1/29	1,750	1,885
Hawaii GO	5.000%	8/1/29	150	171
Hawaii GO	5.000%	8/1/30	45	51
Hawaii GO	5.000%	8/1/30	830	945
Hawaii GO	4.000%	5/1/31	325	349
Hawaii GO	5.000%	10/1/31	390	459
Hawaii GO	4.000%	5/1/32	500	533
Hawaii GO	4.000%	1/1/34	2,675	2,832
Hawaii GO	5.000%	5/1/34	1,760	2,041
Hawaii GO	4.000%	5/1/36	500	524
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	525	590
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	300	337
Honolulu HI City & County GO	5.000%	10/1/23	1,225	1,401
Honolulu HI City & County Wastewater System
Revenue	5.250%	7/1/21 (Prere.)	250	274
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/22 (Prere.)	185	207
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/31	295	315
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/33	575	608

Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/38	500	524
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/40	1,485	1,677
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/42	1,000	1,036
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/45	355	400
				34,211
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.000%	7/15/26	705	822

Illinois (4.5%)
Chicago IL Board of Education GO	5.750%	4/1/33	100	115
Chicago IL Board of Education GO	5.750%	4/1/34	100	115
Chicago IL Board of Education GO	5.750%	4/1/35	350	401
Chicago IL Board of Education GO	6.000%	4/1/46	2,265	2,645
Chicago IL GO	5.000%	1/1/22	125	131
Chicago IL GO	5.000%	1/1/23	35	37
Chicago IL GO	5.000%	12/1/23 (2)	90	90
Chicago IL GO	5.000%	1/1/24	245	261
Chicago IL GO	5.000%	1/1/25 (14)	305	306
Chicago IL GO	5.000%	1/1/25	260	278
Chicago IL GO	5.000%	1/1/26	495	530
Chicago IL GO	5.000%	1/1/27 (4)	200	207
Chicago IL GO	5.000%	1/1/28 (4)	100	103
Chicago IL GO	5.000%	1/1/29 (4)	100	103
Chicago IL GO	4.750%	1/1/30 (4)	515	517
Chicago IL GO	5.625%	1/1/30	400	448
Chicago IL GO	5.625%	1/1/31	200	224
Chicago IL GO	5.000%	1/1/32 (14)	335	336
Chicago IL GO	5.500%	1/1/33	510	548
Chicago IL GO	5.750%	1/1/33	515	576
Chicago IL GO	5.500%	1/1/34	310	332
Chicago IL GO	5.500%	1/1/34	150	161
Chicago IL GO	5.000%	1/1/35	700	725
Chicago IL GO	4.750%	1/1/36 (4)	175	176
Chicago IL GO	5.000%	1/1/38	155	163
Chicago IL GO	6.000%	1/1/38	1,000	1,126
Chicago IL GO	5.500%	1/1/39	335	356
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	100	101
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/24	275	315
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/25	110	127
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/26	215	251
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	340	389
Chicago IL Midway Airport Revenue	5.000%	1/1/25	75	83
Chicago IL Midway Airport Revenue	5.000%	1/1/27	60	67
Chicago IL Midway Airport Revenue	5.000%	1/1/41	390	428
Chicago IL Midway Airport Revenue	5.000%	1/1/46	485	531
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	100	109
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/21 (Prere.)	1,530	1,667
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/21 (Prere.)	1,845	2,015

Chicago IL O'Hare International Airport Revenue	6.000%	1/1/21 (Prere.)	100	110
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/21 (Prere.)	2,110	2,342
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	185	211
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	175	202
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	100	114
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	85	96
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	1,695	1,835
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	200	224
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	500	559
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	500	557
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	605	671
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	50	52
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	585	631
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	400	442
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	240	268
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/38	2,000	2,255
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	525	568
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	650	728
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	505	547
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/44	350	378
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/46	590	647
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/47	4,030	4,476
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/52	5,995	6,636
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/49	250	277
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/51 (4)	500	539
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/51	500	533
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	500	521
Chicago IL Wastewater Transmission Revenue	0.000%	1/1/28 (14)	275	195
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	150	161
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42 (4)	2,500	2,799
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47	500	538
Chicago IL Water Revenue	5.250%	11/1/18 (Prere.)	350	353
Chicago IL Water Revenue	5.000%	11/1/29	50	54
Chicago IL Waterworks Revenue	4.000%	11/1/18	150	151
Chicago IL Waterworks Revenue	5.000%	11/1/30	250	279
Cook County IL Community College District GO	5.500%	12/1/38	200	211
Cook County IL Community College District GO	5.000%	12/1/47 (15)	500	537
Cook County IL GO	4.000%	11/15/18	300	302
Cook County IL GO	5.000%	11/15/18	605	611
Cook County IL GO	5.000%	11/15/19	115	119
Cook County IL GO	5.000%	11/15/21	125	130
Cook County IL GO	5.250%	11/15/22	360	384
Cook County IL GO	5.000%	11/15/23	335	379
Cook County IL GO	5.000%	11/15/24	430	472
Cook County IL GO	5.250%	11/15/24	200	217
Cook County IL GO	5.000%	11/15/25	295	323
Cook County IL GO	5.250%	11/15/25	100	108
Cook County IL GO	5.000%	11/15/26	135	155
Cook County IL GO	5.000%	11/15/28	85	89
Cook County IL GO	5.250%	11/15/28	1,175	1,263
Cook County IL GO	5.000%	11/15/31	500	560
Cook County IL Sales Tax Revenue	5.000%	11/15/37	375	407
Illinois Finance Authority Revenue (DePaul
University)	6.125%	4/1/21 (Prere.)	300	333

Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/46	140	150
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/32	90	93
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/33	50	52
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/49	235	237
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/51	75	80
Illinois GO	5.000%	8/1/18	5,025	5,025
Illinois GO	4.000%	9/1/18	285	285
Illinois GO	5.000%	11/1/18	115	116
Illinois GO	5.000%	2/1/19	1,705	1,728
Illinois GO	5.000%	8/1/19	4,120	4,228
Illinois GO	4.000%	9/1/19	25	25
Illinois GO	4.000%	2/1/20	100	102
Illinois GO	5.000%	2/1/20	2,865	2,950
Illinois GO	5.000%	7/1/20	125	130
Illinois GO	5.000%	8/1/20 (4)	650	683
Illinois GO	4.000%	9/1/20	135	137
Illinois GO	5.000%	11/1/20	1,500	1,563
Illinois GO	4.000%	1/1/21	310	316
Illinois GO	5.000%	1/1/21	100	104
Illinois GO	5.250%	1/1/21	275	288
Illinois GO	4.000%	2/1/21	100	102
Illinois GO	5.000%	7/1/21	375	394
Illinois GO	5.000%	8/1/21	1,285	1,350
Illinois GO	5.000%	11/1/21	2,500	2,635
Illinois GO	5.000%	1/1/22	800	819
Illinois GO	5.000%	2/1/22	1,050	1,106
Illinois GO	5.000%	2/1/22	240	253
Illinois GO	5.000%	5/1/22	2,500	2,641
Illinois GO	5.000%	5/1/22	55	58
Illinois GO	5.250%	5/1/22	3,830	4,080
Illinois GO	5.000%	8/1/22 (4)	200	216
Illinois GO	4.000%	9/1/22	115	115
Illinois GO	4.000%	9/1/22	200	204
Illinois GO	5.000%	2/1/23	220	234
Illinois GO	5.000%	2/1/23	200	213
Illinois GO	5.000%	5/1/23	225	240
Illinois GO	5.000%	7/1/23	580	619
Illinois GO	5.000%	11/1/23	2,500	2,673
Illinois GO	5.000%	12/1/23	2,000	2,139
Illinois GO	5.000%	1/1/24	290	296
Illinois GO	5.000%	2/1/24	125	134
Illinois GO	5.500%	7/1/24	600	653
Illinois GO	5.000%	11/1/24	3,000	3,221
Illinois GO	5.000%	3/1/25	390	408
Illinois GO	5.500%	7/1/25	470	509
Illinois GO	4.000%	8/1/25	580	581
Illinois GO	5.000%	8/1/25	60	63
Illinois GO	5.000%	11/1/25	5,000	5,390
Illinois GO	5.000%	5/1/26	150	159
Illinois GO	5.500%	7/1/26	470	506
Illinois GO	5.000%	11/1/26	5,000	5,395
Illinois GO	5.000%	2/1/27	50	53
Illinois GO	5.000%	2/1/27	500	540

Illinois GO	5.000%	5/1/27	250	265
Illinois GO	5.000%	11/1/27	1,000	1,082
Illinois GO	5.000%	11/1/28	4,500	4,834
Illinois GO	5.250%	2/1/29	2,500	2,664
Illinois GO	5.000%	5/1/29	75	79
Illinois GO	5.250%	7/1/29	295	312
Illinois GO	5.000%	11/1/29	2,500	2,674
Illinois GO	4.000%	2/1/31 (4)	250	258
Illinois GO	5.250%	2/1/31	100	106
Illinois GO	5.000%	3/1/32	50	52
Illinois GO	4.000%	12/1/33	925	884
Illinois GO	5.000%	1/1/34	665	683
Illinois GO	5.000%	5/1/35	150	156
Illinois GO	5.000%	12/1/35	1,500	1,586
Illinois GO	5.000%	5/1/36	365	379
Illinois GO	5.500%	7/1/38	200	211
Illinois GO	5.000%	2/1/39	285	294
Illinois GO	5.000%	5/1/39	555	574
Illinois GO	5.000%	1/1/41	100	104
Illinois GO	4.000%	6/1/41	60	55
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/22	100	109
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/23	230	256
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/29	40	45
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/31	1,000	1,126
Illinois Municipal Electric Agency Power Supply
System Revenue	4.000%	2/1/33	250	260
Illinois Regional Transportation Authority
Revenue	5.750%	6/1/21 (4)	120	132
Illinois Regional Transportation Authority
Revenue	6.500%	7/1/26 (14)	170	211
Illinois Regional Transportation Authority
Revenue	5.750%	6/1/34 (4)	175	222
Illinois Sales Tax Revenue	4.750%	6/15/19 (Prere.)	225	231
Illinois Sales Tax Revenue	5.250%	6/15/19 (Prere.)	160	165
Illinois Sales Tax Revenue	5.000%	6/15/20	250	262
Illinois Sales Tax Revenue	5.000%	6/15/20	270	284
Illinois Sales Tax Revenue	4.000%	6/15/21	350	356
Illinois Sales Tax Revenue	5.000%	6/15/21	175	188
Illinois Sales Tax Revenue	5.000%	6/15/22	210	229
Illinois Sales Tax Revenue	5.000%	6/15/22	625	682
Illinois Sales Tax Revenue	5.000%	6/15/24	185	203
Illinois Sales Tax Revenue	5.000%	6/15/25	100	109
Illinois Sales Tax Revenue	5.000%	6/15/26	1,510	1,642
Illinois Sports Facility Authority Revenue	0.000%	6/15/26 (2)	245	177
Illinois Sports Facility Authority Revenue	5.000%	6/15/27 (4)	990	1,080
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	100	101
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	100	107
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	150	165
Illinois Toll Highway Authority Revenue	5.000%	1/1/24	100	114
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	325	339
Illinois Toll Highway Authority Revenue	4.000%	12/1/31	185	193
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	675	762
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	1,600	1,827
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	360	403

Illinois Toll Highway Authority Revenue	5.000%	1/1/36	750	830
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	1,800	2,049
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,000	1,104
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	120	134
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	375	414
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	2,245	2,456
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	1,000	1,121
Illinois Toll Highway Authority Revenue	5.000%	1/1/39	235	259
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	1,050	1,162
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	3,180	3,535
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	755	536
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/28 (14)	205	137
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	70	43
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	150	93
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	165	85
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	305	146
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/36 (14)	2,270	998
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	520	165
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/46 (4)	615	178
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/47 (4)	120	33
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/20 (14)	290	275
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.650%	6/15/22 (ETM)	30	34
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.650%	6/15/22 (14)	265	293
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/23 (ETM)	5	4
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/23 (14)	235	194
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/30 (14)	250	147
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	430	234
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/34 (14)	250	122
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	290	121

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/43 (4)	320	107
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/45 (4)	340	103
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/50 (4)	350	363
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51 (4)	570	127
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/56 (4)	2,000	353
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/32	175	180
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/35	185	189
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/41	1,565	1,712
Springfield IL Electric Revenue	5.000%	3/1/33	500	551
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/31	190	97
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/32	90	43
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	300	134
				161,026
Indiana (0.4%)
Carmel IN Redevelopment Authority	4.000%	2/1/38	675	692
Indiana Finance Authority Highway Revenue	5.000%	12/1/21	140	154
Indiana Finance Authority Highway Revenue	5.000%	12/1/23	385	441
Indiana Finance Authority Highway Revenue	5.000%	12/1/25	980	1,155
Indiana Finance Authority Highway Revenue	5.000%	6/1/29	350	427
Indiana Finance Authority Revenue	5.000%	2/1/20	105	110
Indiana Finance Authority Revenue	5.000%	2/1/24	210	242
Indiana Finance Authority Revenue	5.000%	2/1/25	100	117
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/33	175	203
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/34	210	243
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/37	320	369
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/21 (Prere.)	680	734
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/29	810	969
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	590	645
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41 (14)	500	562
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41	250	270
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	100	102
Indiana Municipal Power Agency Revenue	4.000%	1/1/42	110	113
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	1,715	1,929

Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	1,600	1,675
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/19 (Prere.)	10	10
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/19 (Prere.)	30	31
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.750%	1/1/19 (Prere.)	20	20
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/24 (14)	1,355	1,560
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/29 (12)	50	51
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/29	120	122
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	1,000	1,016
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.750%	1/1/38	120	122
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	1/15/30	320	355
				14,439
Iowa (0.2%)
Iowa Finance Authority Revenue	5.000%	8/1/20	395	421
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/46	4,145	4,723
Iowa Special Obligation Revenue	4.000%	6/1/26	240	266
Iowa Special Obligation Revenue	5.000%	6/1/27	125	147
Iowa Special Obligation Revenue	5.000%	6/1/28	610	715
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/19 (Prere.)	105	108
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/19 (Prere.)	555	571
				6,951
Kansas (0.4%)
Geary County KS Unified School District No.
475 GO	4.000%	9/1/43	2,000	2,051
Kansas Department of Transportation Highway
Revenue	5.500%	3/1/19 (4)	350	358
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	250	267
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/21	1,200	1,314
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/24	640	743
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	260	306
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	185	214
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	320	376
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	655	768
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/30	750	871
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/34	220	252

Kansas Department of Transportation Highway
Revenue	5.000%	9/1/35	1,000	1,165
Kansas Development Finance Authority
Revenue (Kansas Department of Health &
Environment)	5.000%	3/1/21	545	573
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/25	1,790	2,066
Seward County KS Unified School District No.
480 GO	5.000%	9/1/22 (Prere.)	410	459
Seward County KS Unified School District No.
480 GO	5.000%	9/1/29	1,000	1,146
Seward County KS Unified School District No.
480 GO	5.000%	9/1/39	90	100
Wyandotte County KS Unified School District
No. 500 GO	4.125%	9/1/37	765	806
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/32	750	825
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	4.250%	9/1/39	525	544
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/40	75	84
				15,288
Kentucky (0.7%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/19 (14)	300	312
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/25	275	312
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/26	645	734
Kentucky Municipal Power Agency Power
System Revenue	4.000%	9/1/39 (14)	135	137
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	150	165
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	510	510
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	120	121
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18	500	504
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	160	162
Kentucky Property & Building Commission
Revenue	5.500%	11/1/18 (Prere.)	30	30
Kentucky Property & Building Commission
Revenue	5.500%	11/1/18 (Prere.)	320	323
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	800	815
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	230	235
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	15	15
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	100	103
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	500	516
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	170	180

Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	600	661
Kentucky Property & Building Commission
Revenue	5.000%	11/1/22	1,800	1,995
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	770	862
Kentucky Property & Building Commission
Revenue	5.000%	8/1/24	100	113
Kentucky Property & Building Commission
Revenue	5.000%	5/1/29	750	847
Kentucky Property & Building Commission
Revenue	5.000%	5/1/37	2,000	2,228
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	200	221
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/27	525	612
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	5.000%	5/15/30	6,250	6,812
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	5.000%	5/15/34	3,195	3,466
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	3.000%	5/15/46	610	530
Owensboro KY Electric Light & Power System
Revenue	5.000%	1/1/23 (4)	2,300	2,400
				25,921
Louisiana (0.6%)
East Baton Rouge LA Sewerage Commission
Revenue	5.250%	2/1/19 (Prere.)	275	280
East Baton Rouge Parish LA Sewer
Commission Revenue	5.250%	2/1/19 (Prere.)	55	56
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/39	100	112
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/20	100	106
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (4)	130	144
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23	625	704
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/26	620	723
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/20 (Prere.)	855	905
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22 (Prere.)	155	172
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22	2,280	2,528
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	420	466
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	1,095	1,233
Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39	2,325	2,488
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/41	160	179
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/45	1,000	1,028
Louisiana GO	5.000%	7/15/20	515	548
Louisiana GO	5.000%	7/15/23	2,040	2,272
Louisiana GO	5.000%	7/15/24	475	528
Louisiana GO	5.000%	8/1/25	50	57
Louisiana GO	5.000%	8/1/27	400	465
Louisiana GO	4.000%	5/15/29	610	641

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (EastBaton Rouge Sewerage
Commission Projects)	5.000%	2/1/43	100	109
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (EastBaton Rouge Sewerage
Commission Projects)	5.000%	2/1/44	400	441
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (EastBaton Rouge Sewerage
Commission Projects)	4.000%	2/1/48	635	647
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/37	1,170	1,306
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/51	150	163
Louisiana Public Facilities Authority Lease
Revenue	4.000%	1/1/56	100	101
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/56	1,290	1,400
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.000%	10/1/41	315	324
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	215	236
				20,362
Maine (0.1%)
Maine GO	5.000%	6/1/21	500	544
Maine Turnpike Authority Revenue	5.000%	7/1/47	1,000	1,144
				1,688
Maryland (2.6%)
Anne Arundel County MD GO	4.750%	4/1/19 (Prere.)	100	102
Baltimore MD Project Revenue	5.000%	7/1/38	810	903
Baltimore MD Project Revenue	5.000%	7/1/38	60	67
Baltimore MD Project Revenue	5.000%	7/1/41	660	712
Baltimore MD Project Revenue	5.000%	7/1/43	105	117
Baltimore MD Project Revenue	5.000%	7/1/44	200	223
Howard County MD GO	5.000%	2/15/27	760	910
Howard County MD GO	5.000%	2/15/28	1,715	2,046
Howard County MD GO	3.000%	2/15/30	100	100
Maryland Department of Transportation
Revenue	5.000%	9/1/18 (Prere.)	205	206
Maryland Department of Transportation
Revenue	5.000%	12/15/20	2,400	2,585
Maryland Department of Transportation
Revenue	4.000%	9/1/21	1,000	1,066
Maryland Department of Transportation
Revenue	5.000%	9/1/22	130	146
Maryland Department of Transportation
Revenue	5.000%	2/15/23	1,480	1,673
Maryland Department of Transportation
Revenue	5.000%	9/1/23	1,000	1,142
Maryland Department of Transportation
Revenue	5.000%	9/1/24	950	1,104
Maryland Department of Transportation
Revenue	4.000%	12/15/26	150	162
Maryland Department of Transportation
Revenue	5.000%	9/1/27	1,115	1,341

Maryland Department of Transportation
Revenue	4.000%	11/1/27	550	598
Maryland Department of Transportation
Revenue	3.000%	12/15/30	755	747
Maryland GO	5.000%	3/1/19 (Prere.)	60	61
Maryland GO	5.000%	3/1/19	110	112
Maryland GO	5.000%	3/15/19	125	128
Maryland GO	5.000%	8/1/19 (Prere.)	200	207
Maryland GO	4.000%	3/15/20 (Prere.)	125	130
Maryland GO	4.000%	3/15/20 (Prere.)	1,455	1,511
Maryland GO	5.000%	6/1/20	135	143
Maryland GO	4.000%	8/1/20 (Prere.)	1,570	1,642
Maryland GO	5.000%	8/1/20	500	532
Maryland GO	5.000%	8/1/20	1,000	1,065
Maryland GO	5.000%	8/1/20 (Prere.)	520	554
Maryland GO	5.250%	8/1/20	2,000	2,140
Maryland GO	5.000%	3/1/21 (Prere.)	1,400	1,511
Maryland GO	5.000%	3/1/21 (Prere.)	1,480	1,597
Maryland GO	5.000%	3/1/21	125	135
Maryland GO	5.000%	3/1/21 (Prere.)	1,865	2,013
Maryland GO	4.500%	8/1/21	220	237
Maryland GO	5.000%	8/1/21	3,985	4,358
Maryland GO	5.000%	8/1/21	150	164
Maryland GO	5.000%	8/1/21 (Prere.)	100	109
Maryland GO	5.000%	8/1/21 (Prere.)	460	501
Maryland GO	5.000%	8/1/21 (Prere.)	100	109
Maryland GO	4.000%	3/1/22 (Prere.)	1,300	1,394
Maryland GO	5.000%	3/1/22 (Prere.)	250	277
Maryland GO	5.000%	3/15/22	1,000	1,109
Maryland GO	5.000%	6/1/22	840	936
Maryland GO	5.000%	8/1/22	1,585	1,772
Maryland GO	5.000%	8/1/22 (Prere.)	840	938
Maryland GO	5.000%	8/1/22	2,420	2,705
Maryland GO	5.000%	8/1/22	2,750	3,074
Maryland GO	5.000%	8/1/22 (Prere.)	350	391
Maryland GO	5.000%	3/1/23 (Prere.)	730	825
Maryland GO	5.000%	3/1/23 (Prere.)	200	226
Maryland GO	5.000%	3/1/23	200	226
Maryland GO	5.000%	3/1/23 (Prere.)	130	147
Maryland GO	5.000%	3/15/23	1,595	1,807
Maryland GO	5.000%	6/1/23	305	347
Maryland GO	5.000%	8/1/23	175	200
Maryland GO	5.000%	8/1/23	2,275	2,596
Maryland GO	5.000%	8/1/23 (Prere.)	115	131
Maryland GO	5.000%	3/15/24	1,500	1,730
Maryland GO	4.000%	8/1/24	1,775	1,960
Maryland GO	5.000%	8/1/24	245	284
Maryland GO	5.000%	8/1/24	2,175	2,525
Maryland GO	4.000%	6/1/25	1,605	1,760
Maryland GO	5.000%	3/15/26	450	534
Maryland GO	5.000%	6/1/26	1,310	1,505
Maryland GO	4.000%	8/1/26	1,000	1,081
Maryland GO	5.000%	8/1/26	2,030	2,420
Maryland GO	3.000%	3/1/27	350	355
Maryland GO	5.000%	3/15/27	1,540	1,847
Maryland GO	4.000%	6/1/27	850	924
Maryland GO	4.000%	8/1/27	960	1,033
Maryland GO	5.000%	8/1/27	585	705

Maryland GO	3.000%	3/1/28	295	297
Maryland GO	5.000%	3/15/28	3,000	3,641
Maryland GO	4.000%	6/1/28	1,000	1,083
Maryland GO	3.000%	3/1/30	200	198
Maryland Stadium Authority Revenue (Baltimore
City Public Schools Construction &
Revitalization Program Revenue Bonds)	5.000%	5/1/41	2,650	2,977
Maryland Stadium Authority Revenue (Baltimore
City Public Schools Construction &
Revitalization Program Revenue Bonds)	5.000%	5/1/42	1,000	1,146
Maryland Stadium Authority Revenue (Baltimore
City Public Schools Construction &
Revitalization Program Revenue Bonds)	5.000%	5/1/46	950	1,064
Maryland Transportation Authority GAN	5.250%	3/1/19	545	557
Montgomery County MD GO	5.000%	7/1/21	245	267
Montgomery County MD GO	5.000%	11/1/23	955	1,095
Montgomery County MD GO	5.000%	11/1/24 (Prere.)	755	880
Montgomery County MD GO	5.000%	11/1/24 (Prere.)	115	134
Montgomery County MD GO	5.000%	11/1/24	100	117
Montgomery County MD GO	5.000%	10/1/27	3,000	3,624
Prince George MD Consolidated Public
Improvement GO	4.000%	7/15/30	2,145	2,359
Prince Georges County MD GO	3.000%	9/15/29	130	131
				92,243
Massachusetts (4.6%)
Massachusetts Bay Transportation Authority
Assessment Revenue	4.050%	7/1/41	50	51
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	670	734
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/25	145	171
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/28	80	97
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	155	191
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,000	1,042
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	2,470	2,789
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/45	3,225	3,631
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	1,130	1,180
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	1,000	1,044
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/28	2,950	3,551
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	1,235	1,286
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	1,570	1,635
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	710	738
Massachusetts Development Finance Agency
Revenue (Boston College)	4.000%	7/1/42	930	967
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	850	871

Massachusetts Development Finance Agency
Revenue (Brandeis University)	5.000%	10/1/35	835	867
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	1,030	1,106
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	500	545
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/30	780	871
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/32	980	1,086
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/43	500	544
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	1,130	1,211
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/22	290	325
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/24	150	175
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/29	1,000	1,107
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/36	1,360	1,709
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/40	1,315	1,684
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/29	500	568
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/48	2,000	2,182
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	380	423
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	75	87
Massachusetts Federal Highway Revenue	5.000%	6/15/26	1,000	1,171
Massachusetts GO	5.000%	8/1/18 (Prere.)	125	125
Massachusetts GO	5.000%	3/1/19 (Prere.)	1,350	1,378
Massachusetts GO	5.000%	7/1/19 (Prere.)	50	52
Massachusetts GO	5.000%	8/1/19	600	621
Massachusetts GO	5.250%	8/1/20	165	177
Massachusetts GO	5.500%	10/1/20 (14)	3,200	3,460
Massachusetts GO	5.000%	4/1/21 (Prere.)	200	217
Massachusetts GO	5.000%	4/1/21 (Prere.)	100	108
Massachusetts GO	5.000%	8/1/21 (Prere.)	310	339
Massachusetts GO	5.250%	8/1/21	75	83
Massachusetts GO	5.250%	9/1/21 (4)	550	607
Massachusetts GO	5.000%	10/1/21 (Prere.)	150	165
Massachusetts GO	5.000%	12/1/21 (Prere.)	1,010	1,114
Massachusetts GO	5.000%	3/1/22	1,875	2,077
Massachusetts GO	5.000%	7/1/22 (Prere.)	450	502
Massachusetts GO	5.000%	7/1/22 (Prere.)	160	179
Massachusetts GO	5.000%	7/1/22	590	659
Massachusetts GO	5.000%	7/1/22 (Prere.)	1,585	1,769
Massachusetts GO	5.000%	7/1/22	4,000	4,465
Massachusetts GO	5.000%	7/1/22 (Prere.)	1,215	1,356
Massachusetts GO	5.000%	8/1/22	445	498
Massachusetts GO	5.250%	8/1/22	335	378
Massachusetts GO	5.000%	10/1/22	330	370
Massachusetts GO	5.000%	11/1/22 (Prere.)	1,000	1,125
Massachusetts GO	5.000%	11/1/22 (Prere.)	205	231

Massachusetts GO	5.000%	11/1/22 (Prere.)	300	337
Massachusetts GO	5.000%	3/1/23	510	577
Massachusetts GO	5.000%	7/1/23	295	336
Massachusetts GO	5.000%	7/1/23	475	541
Massachusetts GO	5.000%	8/1/23	285	325
Massachusetts GO	5.250%	8/1/23	975	1,124
Massachusetts GO	5.000%	7/1/24	430	498
Massachusetts GO	4.000%	5/1/25	1,000	1,082
Massachusetts GO	5.000%	7/1/25	1,615	1,896
Massachusetts GO	5.000%	7/1/25	295	346
Massachusetts GO	5.000%	8/1/25	260	305
Massachusetts GO	5.250%	9/1/25 (4)	455	543
Massachusetts GO	5.000%	10/1/25	200	236
Massachusetts GO	5.000%	4/1/26	1,500	1,775
Massachusetts GO	5.000%	7/1/26	1,910	2,267
Massachusetts GO	5.000%	10/1/26	400	477
Massachusetts GO	5.000%	7/1/27	555	665
Massachusetts GO	5.000%	7/1/27	235	281
Massachusetts GO	5.000%	7/1/27	765	916
Massachusetts GO	4.000%	10/1/27	225	235
Massachusetts GO	5.000%	7/1/28	1,300	1,571
Massachusetts GO	5.000%	7/1/29	485	567
Massachusetts GO	5.000%	9/1/29	1,000	1,108
Massachusetts GO	4.000%	11/1/29	100	105
Massachusetts GO	5.000%	7/1/30	505	579
Massachusetts GO	5.500%	8/1/30 (2)	645	815
Massachusetts GO	4.000%	7/1/31	200	209
Massachusetts GO	5.000%	7/1/31	4,600	5,321
Massachusetts GO	5.000%	7/1/33	100	114
Massachusetts GO	4.000%	9/1/33	100	106
Massachusetts GO	5.000%	2/1/34	1,660	1,914
Massachusetts GO	5.000%	2/1/35	110	126
Massachusetts GO	5.000%	7/1/35	1,000	1,131
Massachusetts GO	5.000%	8/1/35	100	108
Massachusetts GO	4.000%	9/1/35	595	623
Massachusetts GO	3.375%	10/1/35	200	196
Massachusetts GO	3.000%	11/1/35	480	445
Massachusetts GO	5.000%	12/1/35	100	115
Massachusetts GO	5.000%	2/1/36	205	235
Massachusetts GO	5.000%	7/1/36	940	1,060
Massachusetts GO	4.000%	9/1/37	200	208
Massachusetts GO	4.000%	9/1/37	100	104
Massachusetts GO	5.000%	12/1/38	750	856
Massachusetts GO	4.000%	5/1/39	255	261
Massachusetts GO	5.000%	11/1/39	900	1,036
Massachusetts GO	4.250%	12/1/39	1,525	1,599
Massachusetts GO	4.000%	5/1/40	100	102
Massachusetts GO	5.000%	3/1/41	3,200	3,582
Massachusetts GO	3.000%	4/1/41	645	575
Massachusetts GO	4.000%	4/1/42	1,390	1,428
Massachusetts GO	4.000%	4/1/42	955	970
Massachusetts GO	4.500%	12/1/43	4,000	4,249
Massachusetts GO	4.000%	2/1/44	500	514
Massachusetts GO	3.000%	4/1/44	635	559
Massachusetts GO	5.000%	7/1/45	400	448
Massachusetts GO	4.000%	2/1/46	1,000	1,028
Massachusetts GO	5.000%	3/1/46	1,735	1,938
Massachusetts GO	4.000%	4/1/46	1,880	1,922

Massachusetts GO	3.000%	9/1/46	4,795	4,178
Massachusetts GO	5.000%	4/1/47	1,505	1,704
Massachusetts GO	5.000%	4/1/47	360	407
Massachusetts GO	5.250%	4/1/47	200	232
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music,
Inc.)	5.000%	10/1/37	10	10
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	335	351
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	125	160
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/35	750	794
Massachusetts Port Authority Revenue	5.000%	7/1/45	160	179
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	75	78
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/19	670	698
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	125	137
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/21	410	450
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	3,430	3,838
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	260	289
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	3.050%	8/15/28	1,135	1,148
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	1,270	1,404
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	1,400	1,546
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,000	1,147
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	275	299
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	55	60
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/35	2,450	2,570
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	1,330	1,434
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	2/15/43	500	516
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/43	375	414
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	1,315	1,490
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	1,550	1,813
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/30 (14)	140	173
Massachusetts Transportation Fund Revenue	5.000%	6/1/26	120	143
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	1,200	1,338
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/46	300	308

Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/41	1,750	1,990
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	150	154
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	1,000	1,000
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	120	120
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/19	100	104
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/24	945	1,099
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/38	2,450	2,525
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/18	1,100	1,100
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	170	176
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	210	217
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (ETM)	15	16
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)	330	355
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	120	131
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/21 (4)	765	848
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/24	1,000	1,092
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/26 (4)	850	1,029
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	120	140
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	80	101
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/33	2,360	2,728
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	245	257
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/37	140	154
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/40	500	519
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	1,500	1,710
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	100	109
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/33	630	685
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	1,310	1,420
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	295	326
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	4,320	4,888
University of Massachusetts Building Authority
Revenue	5.250%	11/1/42	120	142

University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	135	151
				164,877
Michigan (1.2%)
Detroit MI City School District GO	5.250%	5/1/27 (4)	130	150
Detroit MI City School District GO	5.250%	5/1/32 (4)	125	150
Detroit MI Sewage Disposal System Revenue	5.250%	7/1/29 (13)	310	311
Detroit MI Water Supply System Revenue	5.750%	7/1/23 (13)	250	251
Detroit MI Water Supply System Revenue	5.250%	7/1/41	500	538
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/27	155	177
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/33	620	710
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/46	1,775	1,972
Holland MI Electric Utility System Revenue	5.000%	7/1/27	250	271
Holland MI Electric Utility System Revenue	5.000%	7/1/33	780	841
Holland MI Electric Utility System Revenue	5.000%	7/1/39	3,170	3,411
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/28	500	560
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	230	254
Lansing MI Board of Water & Light Utility
System Revenue	5.000%	7/1/37	950	1,017
Lansing MI Board of Water & Light Utility
System Revenue	5.500%	7/1/41	250	274
Michigan Building Authority Revenue	6.000%	10/15/18 (Prere.)	1,000	1,010
Michigan Building Authority Revenue	5.000%	4/15/19	445	456
Michigan Building Authority Revenue	5.000%	4/15/22	610	675
Michigan Building Authority Revenue	5.000%	4/15/23	195	220
Michigan Building Authority Revenue	5.000%	10/15/29	75	85
Michigan Building Authority Revenue	5.000%	10/15/32	1,275	1,459
Michigan Building Authority Revenue	5.000%	4/15/33	485	550
Michigan Building Authority Revenue	5.000%	10/15/33	335	382
Michigan Building Authority Revenue	5.000%	4/15/38	1,130	1,268
Michigan Building Authority Revenue	5.000%	4/15/41	500	561
Michigan Building Authority Revenue	5.500%	10/15/45	3,000	3,307
Michigan Building Authority Revenue	5.000%	10/15/50	110	122
Michigan Building Authority Revenue	5.000%	10/15/51	500	555
Michigan Finance Authority Revenue	5.000%	4/1/19	250	255
Michigan Finance Authority Revenue	5.000%	4/1/20	300	313
Michigan Finance Authority Revenue	5.000%	4/1/21	250	267
Michigan Finance Authority Revenue	5.000%	10/1/39	2,910	3,230
Michigan Finance Authority Revenue	5.000%	7/1/44	720	768
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	250	284
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	400	454
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	310	350
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	1,000	1,128
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (4)	115	128

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	485	529
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	250	269
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/23	1,250	1,404
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	1,950	2,013
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	110	113
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/21	210	217
Michigan GAN	5.000%	3/15/22	770	851
Michigan GAN	5.000%	3/15/24	170	195
Michigan GAN	5.000%	3/15/25	970	1,127
Michigan GAN	5.000%	3/15/26	680	797
Michigan GAN	5.000%	3/15/27	595	702
Michigan GO	5.000%	11/1/18 (Prere.)	50	50
Michigan GO	5.000%	5/1/19	65	65
Michigan State University Revenue	5.000%	8/15/38	200	223
Michigan Strategic Fund Limited Obligation
Revenue (Cadillac Place Project)	5.250%	10/15/31	295	325
Michigan Trunk Line Revenue	5.500%	11/1/18	65	66
Michigan Trunk Line Revenue	5.000%	11/1/19	50	52
University of Michigan Revenue	5.000%	4/1/23	200	227
University of Michigan Revenue	5.000%	4/1/40	2,000	2,284
University of Michigan Revenue	5.000%	4/1/48	1,000	1,161
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/42 (4)	255	278
Wayne State University Michigan Revenue	5.000%	11/15/18 (Prere.)	155	157
Wayne State University Michigan Revenue	5.000%	11/15/18 (Prere.)	200	202
				42,021
Minnesota (0.7%)
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/25	560	651
Minnesota General Fund Revenue	5.000%	3/1/22	430	476
Minnesota General Fund Revenue	5.000%	3/1/27	500	551
Minnesota General Fund Revenue	5.000%	3/1/29	760	835
Minnesota GO	5.000%	10/1/18	350	352
Minnesota GO	5.000%	8/1/19	200	207
Minnesota GO	5.000%	11/1/19	75	78
Minnesota GO	5.000%	8/1/20 (Prere.)	375	399
Minnesota GO	5.000%	8/1/20 (Prere.)	5	5
Minnesota GO	5.000%	8/1/20 (Prere.)	180	191
Minnesota GO	5.000%	8/1/20	500	533
Minnesota GO	5.000%	8/1/21	1,100	1,203
Minnesota GO	5.000%	8/1/21	2,940	3,214
Minnesota GO	5.000%	8/1/21	480	511
Minnesota GO	5.000%	8/1/22	100	112
Minnesota GO	5.000%	8/1/22	1,290	1,443
Minnesota GO	5.000%	8/1/23	5,425	6,190
Minnesota GO	5.000%	8/1/23	180	205
Minnesota GO	5.000%	8/1/24	2,720	3,156
Minnesota GO	4.000%	10/1/24	860	938
Minnesota GO	5.000%	10/1/24	1,000	1,163
Minnesota GO	5.000%	8/1/25	2,025	2,382
Minnesota Municipal Power Agency Revenue	5.000%	1/1/40	415	461

University of Minnesota Revenue	5.000%	12/1/18	1,000	1,012
				26,268
Mississippi (0.4%)
Mississippi Development Bank Special
Obligation Revenue	5.250%	8/1/20 (Prere.)	715	765
Mississippi Development Bank Special
Obligation Revenue	5.250%	8/1/20 (Prere.)	500	535
Mississippi GO	5.000%	10/1/19	2,000	2,079
Mississippi GO	5.000%	10/1/20	230	246
Mississippi GO	5.000%	10/1/21 (Prere.)	1,355	1,488
Mississippi GO	5.000%	11/1/21	300	330
Mississippi GO	5.000%	10/1/27	605	722
Mississippi GO	5.000%	10/1/28	935	1,112
Mississippi GO	5.000%	10/1/31	1,250	1,468
Mississippi GO	5.000%	10/1/34	115	134
Mississippi GO	4.000%	10/1/35	3,675	3,856
Mississippi GO	4.000%	10/1/36	1,190	1,245
				13,980
Missouri (0.3%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/28	250	252
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	220	247
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/42	750	782
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	500	553
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/23 (Prere.)	50	57
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/29	1,445	1,721
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/47	250	287
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/19	1,210	1,242
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	230	261
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/25	1,495	1,725
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	6.000%	1/1/19 (Prere.)	115	117
Springfield MO Public Utility Revenue	5.000%	8/1/20	250	266
Springfield MO Public Utility Revenue	5.000%	8/1/26	375	437
Springfield MO Public Utility Revenue	4.000%	8/1/31	130	139
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.500%	7/1/30 (14)	75	94
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/42	1,510	1,651
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	610	689
				10,520
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/42	2,000	2,373
Nebraska GO (Lincoln-West Haymarket Joint
Public Agency)	5.000%	12/15/42	50	55
Nebraska Public Power District Revenue	5.000%	1/1/40	1,535	1,650

Nebraska Public Power District Revenue	4.000%	1/1/44	810	823
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	150	162
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/22 (Prere.)	420	464
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/28	310	361
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/31	155	177
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/38	175	181
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/42	150	151
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/42	1,480	1,542
Omaha NE Public Power District Electric
Revenue	5.250%	2/1/42	135	153
				8,092
Nevada (1.1%)
Clark County NV Airport Improvement Revenue	5.000%	7/1/24 (4)	555	572
Clark County NV Airport Improvement Revenue	5.000%	7/1/25 (4)	215	222
Clark County NV Airport Improvement Revenue	5.125%	7/1/36	5,205	5,445
Clark County NV Airport Improvement Revenue	5.000%	7/1/40	825	936
Clark County NV GO	5.000%	11/1/19	125	130
Clark County NV GO	5.000%	11/1/26	560	663
Clark County NV GO	5.000%	7/1/27	2,000	2,321
Clark County NV GO	5.000%	11/1/27	155	182
Clark County NV GO	4.000%	6/1/31	565	607
Clark County NV GO	5.000%	6/1/43	2,000	2,300
Clark County NV GO	5.000%	5/1/48	2,000	2,291
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	516
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	610	637
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.125%	7/1/34	1,490	1,559
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/39 (4)	175	183
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/42	135	141
Clark County NV School District GO	5.000%	6/15/19	700	720
Clark County NV School District GO	5.000%	6/15/20	175	185
Clark County NV School District GO	5.000%	6/15/23	180	203
Clark County NV School District GO	5.000%	6/15/23	1,115	1,255
Clark County NV School District GO	5.000%	6/15/25	1,200	1,379
Clark County NV School District GO	5.000%	6/15/25	1,050	1,207
Clark County NV School District GO	5.000%	6/15/25	275	316
Clark County NV School District GO	5.000%	6/15/26	100	115
Clark County NV School District GO	5.000%	6/15/27	1,000	1,146
Clark County NV Water Reclamation District GO	5.250%	7/1/19 (Prere.)	275	284
Clark County NV Water Reclamation District GO	5.000%	7/1/23	215	245
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	155	178

Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	160	182
Las Vegas NV GO	6.000%	4/1/19 (Prere.)	350	360
Las Vegas Valley Water District Nevada GO	5.000%	6/1/33	500	569
Las Vegas Valley Water District Nevada GO	5.000%	6/1/34	250	284
Las Vegas Valley Water District Nevada GO	5.000%	6/1/37	520	568
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	3,035	3,264
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,380	1,556
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42	645	660
Las Vegas Valley Water District Nevada GO	5.000%	6/1/42	1,020	1,110
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	3/1/22	155	171
Nevada Capital Improvement GO	5.000%	4/1/20	250	264
Nevada GO	5.000%	4/1/24	210	242
Nevada GO	5.000%	11/1/24	140	163
Nevada GO	5.000%	11/1/26	440	510
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/20	1,000	1,075
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/25	100	118
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/26	170	201
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/27	265	311
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/30	345	405
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/31	540	632
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/32	100	107
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/33	100	115
Washoe County NV Highway Fuel Tax Revenue	5.000%	2/1/29	885	899
Washoe County NV Highway Fuel Tax Revenue	5.000%	2/1/38	140	142
				39,846
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	5.250%	6/1/19 (Prere.)	585	603
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20 (Prere.)	550	587
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/46	1,000	1,032
				2,222
New Jersey (5.6%)
Garden State Preservation Trust New Jersey
Revenue	5.125%	11/1/19 (4)	135	141
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/20	520	551
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	585	641
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/22	485	528
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/27 (4)	500	374

Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	500	358
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	300	354
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	100	113
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39 (15)	660	739
New Jersey Building Authority Revenue	5.000%	12/15/18	1,585	1,604
New Jersey Building Authority Revenue	5.000%	6/15/19	2,000	2,054
New Jersey COP	5.250%	6/15/19 (Prere.)	1,960	2,023
New Jersey COP	5.250%	6/15/19 (Prere.)	420	434
New Jersey COP	5.250%	6/15/19 (Prere.)	675	697
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	140	156
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	1,495	1,660
New Jersey Economic Development Authority
Revenue	5.000%	11/1/20	2,110	2,239
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	200	217
New Jersey Economic Development Authority
Revenue	5.000%	11/1/22	550	600
New Jersey Economic Development Authority
Revenue	5.000%	3/1/23	310	333
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	885	971
New Jersey Economic Development Authority
Revenue	4.000%	6/15/24	770	808
New Jersey Economic Development Authority
Revenue	4.000%	11/1/25	405	424
New Jersey Economic Development Authority
Revenue	5.000%	11/1/26	1,860	2,091
New Jersey Economic Development Authority
Revenue	5.250%	6/15/27	3,030	3,386
New Jersey Economic Development Authority
Revenue	5.250%	6/15/29	5,000	5,546
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	100	115
New Jersey Economic Development Authority
Revenue	5.000%	6/15/41	620	667
New Jersey Economic Development Authority
Revenue	5.000%	6/15/42	1,000	1,079
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	1,000	1,026
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/22	650	705
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	835	897
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	4.250%	6/15/27	320	329
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	250	265
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	4.000%	7/1/32	1,000	1,003
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	1,425	1,566

New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	100	106
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	465	471
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	3,500	3,571
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	700	719
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	1,075	1,104
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	600	616
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	235	243
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (ETM)	1,130	1,175
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	590	619
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	220	230
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	760	810
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	240	256
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/21	510	543
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	300	325
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	105	115
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	610	648
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	100	109
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	725	782
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	1,135	1,224
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/23	1,590	1,737
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	420	444
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	3.000%	3/1/24	710	705
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	1,210	1,316
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	250	265
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	285	304
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,095	2,266
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	470	497
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	920	990

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	500	531
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.250%	6/15/26	1,720	1,803
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	2,855	3,164
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	190	208
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	305	323
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	475	509
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.375%	6/15/27	110	116
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/27	165	179
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.000%	11/1/27	95	99
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	600	642
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	180	192
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	885	944
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	100	108
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	910	979
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/35	200	215
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/36	160	171
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	150	156
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	250	264
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	215	220
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/19	350	363
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/21	990	1,067
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/23	250	275
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/25	340	380
New Jersey Educational Facilities Authority
Revenue (Higher Education Capital
Improvement Fund)	4.000%	9/1/25	195	205
New Jersey GO	5.250%	7/1/19	125	129
New Jersey GO	5.250%	7/15/19 (2)	170	176
New Jersey GO	5.000%	6/1/20	300	317
New Jersey GO	5.000%	8/15/20	500	530

New Jersey GO	5.000%	6/1/22	700	769
New Jersey GO	5.000%	6/1/28	125	141
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/18 (Prere.)	15	15
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/18 (Prere.)	40	40
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	125	129
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	1,310	1,346
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	200	210
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	565	566
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	1,005	1,007
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	150	150
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	100	110
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	3,160	3,167
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	200	225
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	300	336
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	2,540	2,546
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	200	223
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	3,750	3,759
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	150	167
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	1,450	1,610
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	3,880	3,889
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	1,000	1,106
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	0.000%	12/15/35 (2)	270	126
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/23	325	349
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	12/15/23	625	633
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	580	621
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	12/15/25 (2)	470	471
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.375%	12/15/25	100	101
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	1,085	1,152
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/30	335	361

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	6/15/31	120	122
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.750%	12/15/31	870	882
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	750	788
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/33	145	152
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/36	395	416
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	0.000%	12/15/36	170	73
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	885	928
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	450	477
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	2,135	2,222
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	140	151
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	515	539
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	400	422
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/45	445	472
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	50	53
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	800	833
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	522
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	325	340
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/19 (14)	175	183
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	225	237
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	120	128
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	480	517
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	740	812
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/22	125	136
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	235	252
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	800	882
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,085	1,208
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (4)	780	873
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (14)	5,000	5,584
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/23	115	124

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	980	1,081
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	255	285
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	475	530
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	240	268
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	425	479
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	140	155
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/24 (2)	885	706
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	650	724
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.375%	12/15/24	230	233
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	380	289
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	450	478
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	1,600	1,168
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	355	257
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/26 (2)	200	200
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/27 (2)	155	155
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	1,345	887
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	1,880	1,251
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	350	231
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	100	101
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	890	557
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	140	91
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	1,725	1,025
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30 (14)	310	187
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	460	487
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	1,325	746
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	990	566
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	755
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	670	733
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	1,555	876

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	140	75
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	1,940	1,944
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	750	380
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	430	218
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	640	308
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/34 (2)	715	717
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	1,735	1,889
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	975	446
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	250	261
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36 (2)	760	333
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	3,340	1,366
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	720	294
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	4.750%	12/15/37 (2)	2,250	2,253
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	1,595	618
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	250	97
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.875%	12/15/38	9,795	9,920
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	1,510	1,530
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	2,110	774
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	1,215	423
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	250	261
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	2,225	2,312
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	370	382
New Jersey Turnpike Authority Revenue	5.000%	1/1/19	130	132
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	70	71
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	340	345
New Jersey Turnpike Authority Revenue	5.250%	1/1/19 (Prere.)	460	467
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	285	298
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (Prere.)	1,055	1,105
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (Prere.)	1,885	1,975
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	965	1,065
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	1,250	1,375
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	385	425
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	485	541
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	960	1,071
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	50	56
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	150	167

New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	925	1,032
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	100	112
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	875	977
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	175	195
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	415	462
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	265	295
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	295	328
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	275	325
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	300	354
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	670	761
New Jersey Turnpike Authority Revenue	5.250%	1/1/27 (4)	295	354
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	430	487
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	2,000	2,221
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	225	254
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	560	654
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	535	603
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	260	302
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	500	588
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	480	541
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	270	305
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	105	119
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	110	127
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,435	1,613
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	500	579
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	440	494
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	425	480
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	830	950
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	670	749
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	405	454
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	580	612
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	695	796
New Jersey Turnpike Authority Revenue	3.250%	1/1/38	1,160	1,129
New Jersey Turnpike Authority Revenue	5.000%	1/1/40	1,185	1,350
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	1,495	1,556
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	500	544
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	3,715	4,116
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	5.000%	1/1/32 (14)	210	241
Rahway NJ BAN	2.250%	8/2/18	1,000	1,000
Rutgers State University New Jersey Revenue	5.000%	5/1/19 (Prere.)	315	323
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	130	138
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	80	87
				198,804
New Mexico (0.1%)
New Mexico Finance Authority Transportation
Revenue	4.000%	6/15/19	210	214
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/19	350	361
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/20	565	600
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/21	550	599
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/22	325	362

New Mexico Severance Tax Revenue	4.000%	7/1/20	2,260	2,359
New Mexico Severance Tax Revenue	4.000%	7/1/21	125	132
New Mexico Severance Tax Revenue	4.000%	7/1/22	155	167
				4,794
New York (20.9%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	1,080	1,155
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	1/15/20 (Prere.)	255	273
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	175	54
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/47	240	71
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	1,000	1,132
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/30	1,500	1,677
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	790	856
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/21 (Prere.)	15	16
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	4,280	4,708
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/32	540	625
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	500	576
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	500	575
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/35	3,490	4,001
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/36	525	550
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	760	867
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/39	500	568
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/44	3,050	3,143
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/45	1,025	1,160
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	285	306
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	590	642
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/19 (Prere.)	400	411
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	135	139
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	840	864
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	250	257
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	1,935	1,998
Long Island NY Power Authority Electric System
Revenue	5.500%	5/1/19 (Prere.)	575	592

Long Island NY Power Authority Electric System
Revenue	6.000%	5/1/19 (Prere.)	550	569
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/21 (Prere.)	2,025	2,202
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/21 (Prere.)	600	652
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/22 (4)	100	91
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/26 (4)	110	87
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	100	111
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/28 (4)	270	197
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/30	300	351
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	500	548
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/42	710	776
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	1,000	1,109
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/45	210	232
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/47	2,680	3,024
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	10,000	10,801
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	4.000%	7/1/43	350	363
Nassau County NY GO	5.000%	1/1/22	100	110
Nassau County NY GO	5.000%	10/1/27	900	1,056
Nassau County NY GO	5.000%	4/1/39	250	273
Nassau County NY GO	5.000%	4/1/43	390	424
New York City NY GO	4.000%	8/1/18	500	500
New York City NY GO	5.000%	8/1/18	405	405
New York City NY GO	5.000%	8/1/18	500	500
New York City NY GO	5.000%	8/1/18	1,020	1,020
New York City NY GO	5.000%	8/1/18	1,000	1,000
New York City NY GO	5.000%	8/1/18	115	115
New York City NY GO	5.000%	8/1/18	500	500
New York City NY GO	5.000%	8/1/18	750	750
New York City NY GO	5.000%	8/1/18	2,000	2,000
New York City NY GO	5.000%	8/1/18	240	240
New York City NY GO	5.500%	11/15/18 (Prere.)	100	101
New York City NY GO	5.375%	4/1/19 (Prere.)	1,000	1,027
New York City NY GO	5.000%	5/15/19 (Prere.)	285	293
New York City NY GO	5.000%	5/15/19 (Prere.)	100	103
New York City NY GO	4.000%	8/1/19	90	92
New York City NY GO	5.000%	8/1/19	500	517
New York City NY GO	5.000%	8/1/19	860	890
New York City NY GO	5.000%	8/1/19	945	978
New York City NY GO	5.000%	8/1/19	600	621
New York City NY GO	5.000%	8/1/19	395	409
New York City NY GO	5.000%	8/1/19	500	517
New York City NY GO	5.000%	8/1/19	635	657
New York City NY GO	5.000%	8/1/19	495	512
New York City NY GO	5.000%	8/1/19	175	181
New York City NY GO	4.000%	9/1/19	255	256

New York City NY GO	5.000%	8/1/20	3,800	4,051
New York City NY GO	5.000%	8/1/20	1,455	1,551
New York City NY GO	5.000%	8/1/20	200	213
New York City NY GO	5.000%	8/1/20	150	160
New York City NY GO	5.000%	8/1/20	455	485
New York City NY GO	5.000%	8/1/20	675	720
New York City NY GO	5.000%	8/1/20	425	453
New York City NY GO	5.000%	8/1/20	875	933
New York City NY GO	5.000%	8/1/20	150	160
New York City NY GO	5.000%	4/1/21	1,870	2,027
New York City NY GO	5.000%	8/1/21	2,355	2,575
New York City NY GO	5.000%	8/1/21	240	262
New York City NY GO	5.000%	8/1/21	710	776
New York City NY GO	5.000%	8/1/21	180	186
New York City NY GO	5.000%	8/1/21	125	137
New York City NY GO	5.000%	8/1/21	100	109
New York City NY GO	5.000%	8/1/21	1,500	1,640
New York City NY GO	5.000%	8/1/21	125	137
New York City NY GO	5.000%	8/1/21	705	771
New York City NY GO	5.000%	8/1/21	175	191
New York City NY GO	5.000%	8/1/21	2,500	2,734
New York City NY GO	5.000%	8/1/22	300	335
New York City NY GO	5.000%	8/1/22	60	67
New York City NY GO	5.000%	8/1/22	145	162
New York City NY GO	5.000%	8/1/22	3,495	3,902
New York City NY GO	5.000%	8/1/22	700	781
New York City NY GO	5.000%	8/1/22	275	307
New York City NY GO	5.000%	8/1/22	200	223
New York City NY GO	5.000%	8/1/22	2,350	2,595
New York City NY GO	5.000%	8/1/22	1,000	1,116
New York City NY GO	5.000%	8/1/22	170	190
New York City NY GO	5.000%	4/1/23	835	925
New York City NY GO	5.000%	8/1/23	125	129
New York City NY GO	5.000%	8/1/23	250	272
New York City NY GO	5.000%	8/1/23	290	330
New York City NY GO	5.000%	8/1/23	140	159
New York City NY GO	5.000%	8/1/23	115	131
New York City NY GO	5.000%	8/1/23	45	51
New York City NY GO	5.000%	8/1/24	630	728
New York City NY GO	5.000%	8/1/24	150	171
New York City NY GO	5.000%	8/1/24	360	416
New York City NY GO	5.000%	8/1/24	805	930
New York City NY GO	5.000%	8/1/24	710	820
New York City NY GO	5.000%	8/1/24	310	345
New York City NY GO	5.000%	8/1/24	210	234
New York City NY GO	5.000%	8/1/24	1,055	1,219
New York City NY GO	5.000%	8/1/25	465	544
New York City NY GO	5.000%	8/1/25	160	184
New York City NY GO	5.000%	8/1/25	180	211
New York City NY GO	5.000%	8/1/25	1,080	1,264
New York City NY GO	5.000%	8/1/25	210	244
New York City NY GO	5.000%	8/1/25	235	275
New York City NY GO	5.000%	8/1/25	445	521
New York City NY GO	5.000%	8/1/25	200	224
New York City NY GO	5.000%	8/1/25	595	675
New York City NY GO	5.000%	8/1/26	500	554
New York City NY GO	5.000%	8/1/26	250	296
New York City NY GO	5.000%	8/1/26	1,120	1,315

New York City NY GO	5.000%	4/1/27	275	302
New York City NY GO	5.000%	8/1/27	200	233
New York City NY GO	5.000%	8/1/27	220	254
New York City NY GO	5.000%	8/1/27	405	473
New York City NY GO	5.000%	8/1/28	55	64
New York City NY GO	5.000%	8/1/28	100	117
New York City NY GO	5.000%	8/1/28	300	345
New York City NY GO	5.000%	8/1/28	370	442
New York City NY GO	5.000%	8/1/28	665	783
New York City NY GO	5.000%	10/1/28	725	804
New York City NY GO	5.000%	8/1/29	365	418
New York City NY GO	5.000%	8/1/29	600	670
New York City NY GO	5.000%	8/1/29	7,620	8,411
New York City NY GO	5.000%	8/1/29	4,665	5,443
New York City NY GO	5.000%	8/1/29	100	110
New York City NY GO	5.000%	8/1/29	285	322
New York City NY GO	5.000%	3/1/30	100	111
New York City NY GO	5.000%	8/1/30	3,440	3,995
New York City NY GO	5.000%	8/1/30	445	526
New York City NY GO	5.000%	8/1/30	290	337
New York City NY GO	5.000%	10/1/30	690	750
New York City NY GO	5.000%	5/15/31	160	164
New York City NY GO	5.000%	8/1/31	2,000	2,354
New York City NY GO	5.250%	10/1/31	1,500	1,795
New York City NY GO	5.000%	8/1/32	110	124
New York City NY GO	5.000%	8/1/32	500	585
New York City NY GO	5.000%	10/1/32	185	201
New York City NY GO	5.000%	8/1/33	1,000	1,120
New York City NY GO	5.000%	8/1/35	50	54
New York City NY GO	5.000%	10/1/35	500	577
New York City NY GO	5.000%	4/1/36	1,350	1,565
New York City NY GO	5.000%	5/15/36	890	912
New York City NY GO	5.000%	6/1/36	100	113
New York City NY GO	5.000%	4/1/37	1,265	1,461
New York City NY GO	5.000%	10/1/37	2,000	2,296
New York City NY GO	5.000%	12/1/41	315	358
New York City NY GO	4.000%	12/1/43	265	275
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.950%	11/1/48	2,000	2,001
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	2,495	2,543
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	4.750%	1/1/42 (2)	10	10
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/31 (3)	20	20
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	100	100
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.500%	3/1/39 (3)	790	791
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/44 (12)	150	52

New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.750%	3/1/46 (14)	130	130
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/46 (3)	565	568
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	120	124
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	1,155	1,261
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	910	992
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	1,000	1,091
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/23 (Prere.)	965	1,103
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	250	272
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	235	246
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	235	268
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/30	2,555	2,850
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	80	85
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	1,500	1,727
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	2,085	2,260
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	2,110	2,176
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/34	170	177
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	510	568
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	1,000	1,139
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	1,125	1,234
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	1,095	1,217
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	100	113
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	3,000	3,407
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	670	689
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	1,030	1,158
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	3,500	3,965
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	875	984
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	500	573

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	355	398
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	350	388
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	800	914
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/39	355	362
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/39	2,345	2,524
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	455	509
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	425	476
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	1,650	1,860
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	1,265	1,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,050	2,298
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	210	235
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	575	591
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	1,255	1,289
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	1,470	1,656
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	3,135	3,231
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/40	115	124
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	895	925
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	1,680	1,815
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	1,425	1,544
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/44	810	828
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	115	129
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	1,470	1,596
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/44	685	754
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	270	275
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	190	193
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	425	434
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	2,935	3,186
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	140	153
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	140	156

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/46	415	425
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.625%	6/15/46	3,000	3,188
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	1,725	1,897
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	200	225
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	2,355	2,630
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	3,175	3,492
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	1,080	1,187
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	283
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	275
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/48	500	567
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	5.000%	6/15/35	640	711
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/18	110	111
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	250	275
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/22	270	304
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	765	886
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	680	787
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	495	572
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	335	387
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	1,100	1,268
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	1,855	2,128
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/21	115	126
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	160	174
New York City NY Transitional Finance Authority
Building Aid Revenue	3.250%	7/15/27	100	102
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	640	757
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	7/15/28	110	110
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	100	118
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/30	80	81
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	800	882

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/31	305	310
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	80	92
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	170	184
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	430	473
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	630	640
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/33	415	422
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	140	154
New York City NY Transitional Finance Authority
Building Aid Revenue	6.000%	7/15/33	280	281
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/34	370	376
New York City NY Transitional Finance Authority
Building Aid Revenue	5.375%	1/15/34	140	142
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	2,000	2,293
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	750	846
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/36	265	276
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	250	279
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	100	108
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	5,155	5,238
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/39	265	270
New York City NY Transitional Finance Authority
Building Aid Revenue	5.750%	1/15/39	430	438
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/40	1,230	1,264
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	110	123
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	350	377
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	1,485	1,665
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	3,400	3,788
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	100	112
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	2,080	2,384
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	250	252
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	100	101
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	135	139
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19 (Prere.)	55	57

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	100	104
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	475	510
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	240	258
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	310	323
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/20 (Prere.)	205	222
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/21	225	246
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	350	385
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	170	187
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	205	226
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/22	470	509
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	105	118
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	210	236
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	245	269
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	595	654
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/25	140	156
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	1,080	1,261
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	175	206
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	125	140
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	400	464
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/27	510	586
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	100	116
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	115	134
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/28	110	126
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	590	699
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/29	375	435
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	850	947
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	135	159
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	215	251
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	210	235

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	150	176
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	1,305	1,495
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	610	702
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	60	67
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	300	342
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	720	820
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	810	929
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	255	283
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	185	213
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	150	164
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/32	2,000	2,321
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/32	2,500	2,871
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	150	170
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	890	1,019
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	125	144
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	905	988
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	100	111
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	510	577
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/33	205	234
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	140	159
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	400	427
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	465	517
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	355	405
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	590	670
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	2,000	2,289
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,015	1,174
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	395	448
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	195	222
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	305	326

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	100	113
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	5,040	5,854
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/35	1,000	1,049
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	2,295	2,596
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	660	752
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	705	804
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	705	777
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/36	360	376
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	5,615	6,372
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	1,285	1,451
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/36	1,270	1,428
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	395	450
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/37	1,000	1,040
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/37	330	374
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	700	794
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/38	1,585	1,786
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/38	1,090	1,217
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	2,160	2,387
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	1,500	1,537
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/38	900	1,014
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	985	1,071
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	1,960	2,186
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/39	350	382
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/39	690	717
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	1,910	2,145
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,355	3,582
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/40	1,030	1,158
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/40	3,755	4,235
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	6,130	6,857

New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/42	150	155
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	225	233
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/42	600	662
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	3,125	3,489
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/42	495	551
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/43	315	323
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/44	750	772
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/45	3,000	3,409
New York Convention Center Development
Corp. Revenue	0.000%	11/15/39 (4)	500	220
New York Convention Center Development
Corp. Revenue	0.000%	11/15/40	650	267
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	700	790
New York Liberty Development Corp. Revenue	5.000%	12/15/41	1,300	1,407
New York Liberty Development Corp. Revenue	5.000%	11/15/44	3,440	3,716
New York Liberty Development Corp. Revenue	5.750%	11/15/51	1,425	1,586
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	70	71
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18 (Prere.)	100	101
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	245	248
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/18 (Prere.)	50	51
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	50	52
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	430	449
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	175	183
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20 (Prere.)	395	425
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,075	1,154
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,070	1,157
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,910	2,065
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	255	280
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	215	236
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	260	286
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	700	773
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	150	166

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	245	270
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	475	524
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	400	442
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	1,645	1,816
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	175	195
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	435	484
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	80	89
New York Metropolitan Transportation Authority
Revenue	5.000%	11/1/22	535	600
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	225	253
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	50	57
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	220	249
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	385	435
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	210	237
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	240	274
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	60	68
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23 (Prere.)	115	133
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,845	2,131
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	505	564
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	300	334
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	250	289
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	610	636
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,020	1,206
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,010	1,204
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,090	1,207
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	155	157
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	150	166
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	1,800	2,123
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	110	122
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	635	702

New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,800	2,097
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/32	1,230	735
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	1,000	1,061
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,320	1,531
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	385	434
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	1,465	1,698
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/35	1,195	1,256
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	945	1,063
New York Metropolitan Transportation Authority
Revenue	3.250%	11/15/36	275	263
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/37	500	517
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	380	429
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	600	668
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/38	2,000	2,062
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	545	597
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	770	841
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	150	165
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	135	148
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/39	1,170	515
New York Metropolitan Transportation Authority
Revenue	4.250%	11/15/39	100	104
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/39	2,485	2,766
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/40	755	319
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/40	6,080	6,754
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	225	247
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	795	871
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	10	11
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	1,000	1,086
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/43	615	626
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	895	979
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	2,275	2,489

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/44	980	1,072
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/44	795	902
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/45	100	102
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	895	991
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/46	150	168
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	55	61
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	1,100	1,217
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	1,165	1,306
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	910	1,026
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/57	1,435	1,628
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19 (Prere.)	1,745	1,823
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	370	415
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	200	231
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	2,220	2,483
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/30	2,140	1,414
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	115	137
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	695	771
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/32	800	480
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,010	1,072
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/34	125	147
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	100	116
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/35	350	410
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	1,605	1,839
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/42	815	927
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/43	550	597
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/46	715	810
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	4,240	4,382
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	665	707
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	2,075	2,243

New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	200	215
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	135	152
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/24 (Prere.)	340	398
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	1,845	2,033
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/19	1,900	1,981
New York NY GO	5.300%	4/1/19 (Prere.)	190	195
New York NY GO	5.000%	8/1/19	285	295
New York NY GO	5.000%	8/1/25	1,140	1,335
New York NY GO	5.300%	4/1/27	10	10
New York NY GO	5.000%	8/1/27	1,230	1,467
New York NY GO	5.000%	8/1/28	1,800	2,135
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.250%	5/15/19 (2)	50	51
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/20 (2)	200	214
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/22 (2)	775	876
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,400	1,513
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	125	135
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/45	250	281
New York State Dormitory Authority Revenue	5.000%	10/1/28	1,000	1,167
New York State Dormitory Authority Revenue	5.000%	3/15/32	5,000	5,908
New York State Dormitory Authority Revenue	5.000%	3/15/35	1,000	1,163
New York State Dormitory Authority Revenue	5.000%	7/1/38	600	697
New York State Dormitory Authority Revenue	5.000%	7/1/39	1,000	1,160
New York State Dormitory Authority Revenue	5.000%	7/1/40	500	579
New York State Dormitory Authority Revenue	4.000%	3/15/48	1,000	1,031
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	400	429
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	415	545
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/47	3,420	4,503
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/39	2,050	2,108
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/21 (Prere.)	415	460
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.125%	7/1/19 (Prere.)	350	361
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/19 (Prere.)	470	485
New York State Dormitory Authority Revenue
(New York University)	5.500%	7/1/31 (2)	50	61
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	1,000	1,149

New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/35	750	794
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/35	115	131
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	170	194
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/41	655	681
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/43	800	888
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/45	100	112
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	190	213
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19 (Prere.)	225	229
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	385	393
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	120	123
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	135	138
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	100	102
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	100	102
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	325	332
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/19 (Prere.)	2,445	2,511
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	200	206
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	1,020	1,073
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	300	316
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	1,240	1,308
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	60	63
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	395	425
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	1,430	1,546
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	190	205
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	580	627
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	1,090	1,181
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	435	471
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	550	596
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/21	265	290
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21	1,210	1,336

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	2,290	2,534
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	155	172
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	385	427
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	100	111
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	12/15/22	305	331
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/22	300	338
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	100	113
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	500	565
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	1,500	1,696
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	100	113
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	390	442
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	165	190
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	115	132
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	110	119
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	250	276
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	365	420
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/24	675	761
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	1,505	1,753
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	350	408
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	2,000	2,289
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	245	286
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	405	473
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	1,740	2,050
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	3,245	3,823
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	260	297
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	450	531
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/27	15	15
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	1,410	1,629
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/27	640	718

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	860	1,011
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	875	992
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	120	141
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	1,595	1,785
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	100	118
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	80	91
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	680	778
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	1,755	1,929
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/29	100	112
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	520	589
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	5,830	6,401
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,680	1,914
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	580	648
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/31	1,000	1,051
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,985	2,177
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	200	229
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	930	1,056
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/31	645	720
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	3,215	3,714
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	150	170
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	370	418
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	3,525	3,970
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/33	2,600	3,019
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	1,000	1,059
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	1,370	1,554
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	215	230
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	4,300	4,508
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	765	861
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	2,000	2,281

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,640	1,841
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,850	2,096
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	2,500	2,865
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	370	413
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	500	569
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	900	1,030
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	1,070	1,194
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	255	286
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/38	145	157
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	1,190	1,327
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	1,000	1,131
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/41	1,100	1,243
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	4,955	5,296
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	1,000	1,138
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	120	130
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42	260	283
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/43	330	375
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/43	500	548
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/44	5,000	5,558
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/40	925	952
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/19	115	119
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	600	620
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/37	600	652
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/19	225	230
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/20	175	182
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	175	185
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/21	145	158
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/23	65	72
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/24	100	111

New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	750	830
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	665	733
New York State Dormitory Authority Revenue
(The New School)	4.000%	7/1/43	500	509
New York State Dormitory Authority Revenue
Sales Tax Revenue	5.000%	3/15/44	740	850
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/19	355	363
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	160	173
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	655	740
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	120	136
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	1,000	1,150
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	130	152
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	380	436
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	570	665
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	280	320
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	215	252
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	515	610
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	380	434
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	1,020	1,145
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	295	345
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	1,225	1,392
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	1,940	2,284
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	180	209
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	2,000	2,344
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	1,680	2,009
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	175	203
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	215	249
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	1,435	1,623
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	370	426
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	185	213
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	100	113

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	520	600
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	590	683
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	1,965	2,246
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,355	1,552
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	500	569
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	600	662
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/44	3,120	3,485
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/20	155	165
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/21	250	250
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/32	100	113
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/37	85	85
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/41	1,000	1,136
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/41	325	350
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	4.000%	6/15/46	125	129
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	3,770	4,273
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	425	457
New York State GO	5.000%	2/15/39	100	102
New York State Thruway Authority Revenue	5.000%	5/1/19	8,125	8,338
New York State Thruway Authority Revenue	5.000%	1/1/20	475	497
New York State Thruway Authority Revenue	5.000%	1/1/23	110	124
New York State Thruway Authority Revenue	5.000%	1/1/25	130	148
New York State Thruway Authority Revenue	5.000%	1/1/26	350	383
New York State Thruway Authority Revenue	5.000%	1/1/31	330	360
New York State Thruway Authority Revenue	5.000%	1/1/31	275	311
New York State Thruway Authority Revenue	5.000%	3/15/32	955	1,099
New York State Thruway Authority Revenue	5.000%	1/1/37	2,435	2,639
New York State Thruway Authority Revenue	5.000%	1/1/41	675	752
New York State Thruway Authority Revenue	4.125%	1/1/42	250	254
New York State Thruway Authority Revenue	5.000%	1/1/42	2,830	3,060
New York State Thruway Authority Revenue	5.000%	1/1/46	440	489
New York State Thruway Authority Revenue	5.000%	1/1/51	515	569
New York State Thruway Authority Revenue	4.000%	1/1/56	685	693
New York State Thruway Authority Revenue	5.250%	1/1/56	1,000	1,124
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	345	365

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	385	410
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/21	90	98
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/22	395	439
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	500	538
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	300	316
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	200	216
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	170	185
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	250	272
New York State Urban Development Corp.
Revenue	5.500%	1/1/19	400	407
New York State Urban Development Corp.
Revenue	5.000%	3/15/20	240	253
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	200	200
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	145	147
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	295	302
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	100	102
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.250%	3/15/19 (Prere.)	250	256
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	270	283
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	100	105
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	220	238
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	715	793
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	2,575	2,855
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	210	233
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	520	589
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	180	207
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	500	576
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	360	406
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	320	360
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	140	163
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	125	146
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	685	808

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	1,105	1,291
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	250	291
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	270	315
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	865	969
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	1,330	1,562
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	175	199
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	760	881
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	5,105	5,720
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	65	73
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	85	95
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	640	726
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	115	124
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,000	1,172
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	335	373
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	1,310	1,516
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	350	390
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	660	757
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	525	585
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	665	750
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	250	284
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/20	320	325
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	460	482
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/20	250	269
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/21	135	149
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/26	120	140
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/26	140	160
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/27	145	170
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/30	4,145	4,972
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/30	70	79

Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	800	850
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	265	305
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	500	521
Port Authority of New York & New Jersey
Revenue	5.000%	6/1/33	255	287
Port Authority of New York & New Jersey
Revenue	4.000%	7/15/33	40	42
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	65	74
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	75	80
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	60	68
Port Authority of New York & New Jersey
Revenue	4.750%	11/1/36	240	245
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/37	120	127
Port Authority of New York & New Jersey
Revenue	4.500%	10/15/37	620	638
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/39	4,500	4,613
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	1,215	1,289
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	210	236
Port Authority of New York & New Jersey
Revenue	4.500%	9/15/39	725	745
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/40	100	113
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	2,030	2,163
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	2,755	3,113
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/41	200	228
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/42	350	400
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/43	100	112
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	420	471
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	1,225	1,390
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	250	285
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/57	1,150	1,321
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/57	1,250	1,447
Port Authority of New York & New Jersey
Revenue	6.125%	6/1/94	200	240
Suffolk County NY Water Authority Water
System Revenue	3.000%	6/1/32	150	148
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18 (Prere.)	500	505

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	110	111
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/19	230	240
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/20 (ETM)	150	154
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/20 (14)	185	201
Triborough Bridge & Tunnel Authority New York
Revenue	4.000%	11/15/21	100	107
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	165	182
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	295	325
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/22 (Prere.)	150	166
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/22 (Prere.)	345	382
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	1/1/22 (Prere.)	100	112
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/22	920	1,038
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	210	242
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	245	286
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	105	119
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	235	288
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/29	400	275
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/30	2,575	1,691
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/31	860	540
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	1,790	1,077
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	1,770	1,077
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	1,455	1,689
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	355	358
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	1,000	1,120
Triborough Bridge & Tunnel Authority New York
Revenue	5.375%	11/15/38	1,730	1,748
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	190	215
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	100	114
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	90	102
Triborough Bridge & Tunnel Authority New York
Revenue	4.000%	11/15/47	2,000	2,075
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	1,460	1,533

Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/24	1,115	1,259
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/25	270	307
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/26	920	1,072
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/27	150	176
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	245	280
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	180	205
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	285	329
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	155	175
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	945	1,091
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	335	387
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	325	372
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	1,535	1,767
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	270	305
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	640	731
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	365	427
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	900	1,027
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/40	310	360
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	1,320	1,473
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	1,000	1,161
				745,603
North Carolina (1.2%)
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/18 (Prere.)	115	115
Charlotte NC COP	3.000%	6/1/22	200	200
Charlotte NC COP	5.000%	6/1/34	1,280	1,314
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	325	355
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/23	3,000	3,427
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/38	125	132
Mecklenburg County NC GO	5.000%	4/1/21	1,205	1,307
Mecklenburg County NC GO	5.000%	12/1/21	1,150	1,269
Mecklenburg County NC Public Facilities Corp.
Revenue	5.000%	2/1/23	455	514
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	4/1/19 (Prere.)	910	932
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/41	250	284
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	500	561

North Carolina Capital Improvement Revenue	4.500%	5/1/20 (Prere.)	640	672
North Carolina Capital Improvement Revenue	5.000%	5/1/21 (Prere.)	140	152
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	2,475	2,512
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	105	110
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/21 (ETM)	3,250	3,501
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/21 (ETM)	300	322
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/22 (ETM)	792	899
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/22 (Prere.)	205	233
North Carolina GAN	5.250%	3/1/19 (Prere.)	250	256
North Carolina GAN	5.000%	3/1/20	650	683
North Carolina GAN	5.000%	3/1/26	200	231
North Carolina GO	5.000%	5/1/19	1,750	1,797
North Carolina GO	5.000%	5/1/19	120	123
North Carolina GO	3.000%	6/1/19	1,050	1,064
North Carolina GO	5.000%	6/1/19	500	515
North Carolina GO	4.000%	5/1/20	1,165	1,214
North Carolina GO	5.000%	5/1/20 (Prere.)	90	95
North Carolina GO	5.000%	5/1/20 (Prere.)	30	32
North Carolina GO	5.000%	5/1/20	150	159
North Carolina GO	5.000%	5/1/20	1,790	1,895
North Carolina GO	4.000%	6/1/20	100	104
North Carolina GO	4.000%	5/1/21	890	944
North Carolina GO	5.000%	5/1/22	500	557
North Carolina GO	5.000%	6/1/22	100	112
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	1,525	1,548
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/24	115	131
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	55	56
North Carolina Revenue	5.000%	11/1/18	100	101
North Carolina Revenue	5.000%	11/1/19	450	469
North Carolina Revenue	5.000%	11/1/20	300	322
North Carolina Revenue	5.000%	5/1/22	485	539
North Carolina Revenue	5.000%	5/1/25	1,035	1,213
North Carolina Revenue	5.000%	5/1/25	1,630	1,875
North Carolina Revenue	5.000%	6/1/25	110	129
North Carolina Revenue	5.000%	5/1/26	790	936
North Carolina Revenue	5.000%	5/1/27	280	335
North Carolina Revenue	5.000%	5/1/29	2,360	2,794
North Carolina Turnpike Authority Revenue	5.750%	1/1/19 (Prere.)	195	198
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/47	200	217
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/51	200	217
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/21 (Prere.)	265	287
University of North Carolina at Greensboro
Revenue	4.000%	4/1/35	1,300	1,369
Wake County NC GO	5.000%	3/1/21	600	650

Wake County NC GO	5.000%	3/1/23	300	340
				42,318
Ohio (1.6%)
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22 (Prere.)	70	77
American Municipal Power Ohio Inc. Revenue	4.000%	2/15/42	1,395	1,417
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	255	274
American Municipal Power Ohio Inc. Revenue	4.375%	2/15/44	140	144
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	130	146
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/30 (15)	5,585	6,149
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	400	407
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	745	779
Berea OH City School District GO	4.000%	12/1/53 (15)	250	255
Brunswick OH City School District GO	5.250%	12/1/48	500	558
Brunswick OH City School District GO	5.250%	12/1/53	640	711
Cleveland Heights OH City School District GO	4.500%	12/1/47	1,870	1,969
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	355	388
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	2,040	2,299
Cleveland OH Airport System Revenue	5.000%	1/1/29	200	215
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	120	130
Columbus OH GO	5.000%	7/1/25	1,370	1,609
Columbus OH GO	5.000%	7/1/26	100	119
Columbus OH Sewer Revenue	5.000%	6/1/27	125	144
Columbus OH Sewer Revenue	5.000%	6/1/28	500	575
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.250%	12/1/25	225	243
Cuyahoga OH Community College District
Revenue	5.000%	8/1/28	275	304
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	410	433
Hamilton County OH Sewer System Revenue	5.000%	12/1/38	260	291
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	5/15/23 (Prere.)	1,065	1,209
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	5/15/23 (Prere.)	600	681
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	300	337
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	3,215	3,592
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	255	260
Ohio GO	5.000%	9/15/21	200	219
Ohio GO	5.000%	9/15/24	570	662
Ohio GO	5.000%	8/1/25	4,900	5,761
Ohio GO	5.000%	9/1/25	200	235
Ohio GO	5.000%	8/1/26	3,000	3,567
Ohio GO	5.000%	5/1/27	125	150
Ohio GO	5.000%	5/1/34	3,000	3,413
Ohio GO	5.000%	3/15/37	1,635	1,834
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/40	285	322

Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	1,000	1,165
Ohio State University General Receipts
Revenue	5.000%	12/1/39	645	728
Ohio State University General Receipts
Revenue	4.000%	6/1/43	245	251
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	100	105
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/30	250	280
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/33	2,000	2,326
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	600	309
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	50	24
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	980	456
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	105	116
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	170	73
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42	615	241
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	605	227
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	3,630	3,953
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	380	419
Ohio Water Development Authority Revenue	5.000%	6/1/28	770	914
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	1,060	1,108
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/25	100	117
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	265	295
South-Western City OH School District GO	4.000%	12/1/42	220	225
Willoughby-Eastlake City OH School District GO	5.000%	12/1/46	295	328
Willoughby-Eastlake City OH School District GO	4.000%	12/1/50	1,000	1,014
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	500	556
				57,108
Oklahoma (0.2%)
Canadian County OK Educational Facilities
Authority Lease Revenue (Mustang Public
Schools Project)	5.000%	9/1/28	620	717
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/47	1,000	1,033
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/20 (Prere.)	220	233
Oklahoma Agricultural & Mechanical Colleges
Revenue (Oklahoma State University)	4.400%	8/1/39	345	352
Oklahoma Capitol Improvement Authority
Highway Improvement Revenue	4.000%	7/1/34	680	711
Oklahoma Grand River Dam Authority Revenue	5.250%	6/1/20 (Prere.)	1,030	1,097
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/47	200	223
Oklahoma Turnpike Authority Revenue	5.000%	1/1/22	235	253
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	100	121
Oklahoma Turnpike Authority Revenue	4.000%	1/1/42	500	518
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42	500	561
Oklahoma Turnpike Authority Revenue	4.000%	1/1/47	1,180	1,218
				7,037
Oregon (0.7%)
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/35	400	208
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/36	710	350
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/37	300	346

Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/39	500	213
Clatsop County OR School District No. 10
Seaside GO	0.000%	6/15/37	500	233
Multnomah County OR GO	4.000%	6/1/27	2,105	2,241
Multnomah County OR GO	4.000%	6/1/43	985	1,029
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/19 (Prere.)	700	717
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/19 (Prere.)	150	154
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	775	891
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/28	150	174
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/29	215	249
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/27	5,000	5,792
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/29	980	1,128
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	665	763
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/31	430	492
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/38	1,500	1,685
Oregon GO	5.000%	12/1/23	500	575
Oregon GO	5.000%	5/1/29	1,320	1,587
Oregon GO	5.000%	8/1/43	780	868
Oregon GO (Veterans Welfare)	4.700%	6/1/41	370	385
Portland OR Sewer System Revenue	5.000%	6/1/20	1,065	1,129
Portland OR Sewer System Revenue	5.000%	6/1/21	505	550
Portland OR Sewer System Revenue	5.000%	3/1/35	120	125
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	300	301
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/28	500	571
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/36	950	1,097
				23,853
Pennsylvania (4.3%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	725	755
Allegheny County PA GO	5.000%	11/1/27	730	849
Allegheny County PA GO	5.000%	11/1/28	520	603
Allegheny County PA GO	5.000%	12/1/37	235	257
Allegheny County PA GO	5.000%	11/1/41	100	113
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/20	145	155
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/22	260	291
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/40 (4)	180	191
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/25	335	359
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	150	158

Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/28	375	433
Chester County PA GO	5.000%	7/15/19 (Prere.)	75	77
Chester County PA GO	5.000%	7/15/28	25	26
Coatesville PA School District GO	5.000%	8/1/23 (4)	285	318
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/35	100	111
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	100	108
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/42	280	301
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	195	213
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	1/1/32	240	256
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	2,550	2,655
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	580	604
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	595	714
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	1,960	2,467
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	300	328
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/48	1,000	1,110
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/49	1,000	1,000
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	400	435
Northampton County PA General Purpose
Authority College Revenue (Lafayette
College)	5.000%	11/1/34	225	260
Pennsylvania COP	5.000%	7/1/28	400	457
Pennsylvania Economic Development Financing
Authority Governmental Lease Revenue
(Forum Place Project)	5.000%	3/1/34	2,000	2,110
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/19	390	396
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/19	1,605	1,656
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/20	400	413
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	110	112
Pennsylvania GO	5.000%	9/15/18	170	171
Pennsylvania GO	5.000%	11/15/18	150	152
Pennsylvania GO	5.000%	2/15/19	1,775	1,808
Pennsylvania GO	5.000%	4/15/19 (Prere.)	150	154
Pennsylvania GO	5.000%	4/15/19 (Prere.)	200	205
Pennsylvania GO	5.000%	5/1/19	200	205

Pennsylvania GO	5.000%	7/1/19	2,335	2,406
Pennsylvania GO	5.000%	9/15/19	650	674
Pennsylvania GO	5.000%	10/15/19	120	125
Pennsylvania GO	5.000%	7/1/20	1,665	1,764
Pennsylvania GO	5.000%	9/15/20	135	144
Pennsylvania GO	5.000%	1/15/21	400	428
Pennsylvania GO	5.000%	7/1/21	380	411
Pennsylvania GO	5.000%	7/1/21	500	541
Pennsylvania GO	5.000%	7/1/21	275	297
Pennsylvania GO	5.000%	10/15/21	390	425
Pennsylvania GO	5.000%	11/15/21 (Prere.)	390	430
Pennsylvania GO	5.000%	11/15/21 (Prere.)	1,205	1,327
Pennsylvania GO	5.000%	11/15/21 (Prere.)	1,545	1,702
Pennsylvania GO	5.000%	1/15/22	2,000	2,185
Pennsylvania GO	5.000%	4/1/22	440	483
Pennsylvania GO	5.000%	6/1/22 (Prere.)	110	123
Pennsylvania GO	5.000%	6/1/22 (Prere.)	500	557
Pennsylvania GO	5.000%	6/1/22	300	330
Pennsylvania GO	5.000%	7/1/22	780	860
Pennsylvania GO	5.000%	7/1/22	100	110
Pennsylvania GO	5.000%	9/15/22	1,000	1,107
Pennsylvania GO	5.000%	3/15/23	525	586
Pennsylvania GO	5.000%	4/1/23 (Prere.)	250	284
Pennsylvania GO	5.000%	4/1/23 (Prere.)	770	873
Pennsylvania GO	5.000%	6/15/24 (Prere.)	100	116
Pennsylvania GO	5.000%	6/15/24	225	256
Pennsylvania GO	5.000%	7/1/24	180	205
Pennsylvania GO	5.000%	8/15/24	1,000	1,140
Pennsylvania GO	5.000%	9/15/24	705	805
Pennsylvania GO	5.000%	1/15/25	1,000	1,142
Pennsylvania GO	5.000%	8/15/25	500	575
Pennsylvania GO	5.000%	9/15/25	1,275	1,468
Pennsylvania GO	5.000%	9/15/25 (4)	1,250	1,444
Pennsylvania GO	5.000%	1/1/26	2,000	2,298
Pennsylvania GO	5.000%	3/15/26	120	136
Pennsylvania GO	5.000%	8/1/26	225	258
Pennsylvania GO	5.000%	9/15/26	1,150	1,332
Pennsylvania GO	5.000%	9/15/26	280	324
Pennsylvania GO	5.000%	9/15/27	100	115
Pennsylvania GO	5.000%	1/1/28	2,000	2,292
Pennsylvania GO	4.000%	10/15/28	100	104
Pennsylvania GO	5.000%	3/15/29	1,160	1,305
Pennsylvania GO	4.000%	6/1/29	250	260
Pennsylvania GO	5.000%	9/15/29	750	853
Pennsylvania GO	4.000%	1/1/30	3,500	3,666
Pennsylvania GO	5.000%	3/15/31	3,555	3,974
Pennsylvania GO	4.000%	4/1/32	1,000	1,030
Pennsylvania GO	4.000%	6/15/32	395	410
Pennsylvania GO	5.000%	10/15/32	430	476
Pennsylvania GO	5.000%	3/15/33	980	1,092
Pennsylvania GO	4.375%	10/15/33	100	106
Pennsylvania GO	4.000%	3/15/34	200	207
Pennsylvania GO	4.000%	9/15/34	735	762
Pennsylvania GO	4.000%	3/1/35	2,000	2,068
Pennsylvania GO	4.000%	3/1/36	4,500	4,637
Pennsylvania Higher Educational Facilities
Authority Revenue	3.000%	6/15/45	130	112

Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.125%	5/1/21 (Prere.)	110	120
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.125%	5/1/36	5	5
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	895	921
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	100	108
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/45	200	201
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/29 (4)	345	395
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	4.750%	5/15/19 (Prere.)	435	446
Pennsylvania State University Revenue	5.000%	9/1/41	165	188
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/34	2,700	3,050
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	145	157
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.250%	12/1/43	50	56
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/18 (Prere.)	350	354
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/38	230	103
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/43	500	557
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/48	3,250	3,666
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	115	116
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	255	262
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	55	57
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	70	72
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	140	144
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10	10
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	415	428
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	1,210	1,247
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	120	124
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	100	103
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	370	383
Pennsylvania Turnpike Commission Revenue	4.500%	12/1/19 (Prere.)	255	265
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	1,095	1,144
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	2,155	2,252
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	65	68
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	5	5
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19 (Prere.)	1,685	1,763
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	1,440	1,507
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	270	283
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/19 (Prere.)	730	767
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	300	323
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	22
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	360	390
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	22
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	15	16

Pennsylvania Turnpike Commission Revenue	5.450%	12/1/20 (Prere.)	965	1,048
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/20 (Prere.)	2,750	2,985
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	575	627
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	55	60
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	100	109
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	90	99
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	115	126
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	2,410	2,638
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	285	316
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	95	99
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	1,310	1,366
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	3,595	3,746
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	300	347
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,000	1,138
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	125	141
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	250	280
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/30	325	398
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,000	1,119
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33 (4)	515	630
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,050	1,173
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	145	164
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/35	100	104
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	135	149
Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,060	1,304
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/39	1,000	1,007
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	435	478
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	250	279
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,675	1,860
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	4,000	4,387
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	225	241
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	500	561
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	3,405	3,707
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,010	1,091
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,000	1,098
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	370	406
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	250	274
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44 (15)	240	269
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	150	163
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	375	415
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	500	542
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	760	841
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47	2,000	2,237
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/48	1,250	1,404
Philadelphia PA Airport Revenue	5.250%	6/15/29	125	133
Philadelphia PA Airport Revenue	5.000%	6/15/40	1,700	1,781
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	4.000%	9/1/42	100	100
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/42	450	499
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	775	856
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	145	155
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	85	87
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	230	244
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	1,500	1,667

Philadelphia PA GO	6.000%	8/1/20 (Prere.)	275	298
Philadelphia PA GO	5.000%	8/1/30 (4)	500	575
Philadelphia PA School District GO	5.000%	9/1/18	500	501
Philadelphia PA School District GO	5.000%	9/1/25	335	380
Philadelphia PA School District GO	5.000%	6/1/27 (14)	100	114
Philadelphia PA School District GO	4.000%	9/1/43 (4)	1,050	1,063
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	1,200	1,337
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	1,115	1,182
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	50	54
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/36	1,250	1,328
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/29	250	282
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/32 (4)	250	280
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	3/15/19 (Prere.)	470	480
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/23 (Prere.)	375	427
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	250	277
				153,794
Rhode Island (0.1%)
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/21	1,125	1,220
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/23	175	197
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	150	155
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/20	770	817
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/24	485	555
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/28	320	371
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University)	5.000%	9/1/29	130	156
				3,471
South Carolina (1.0%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/24	175	199
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/25	125	142
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	1,045	1,184
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/30	780	880
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/21 (Prere.)	110	118

Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/20 (Prere.)	50	52
Horry County SC School District GO	5.000%	3/1/21	270	292
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	275	293
South Carolina GO	5.000%	6/1/19	600	618
South Carolina Public Service Authority
Revenue	5.000%	12/1/18 (ETM)	150	152
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	100	102
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	2,645	2,687
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	495	503
South Carolina Public Service Authority
Revenue	5.000%	12/1/19	435	452
South Carolina Public Service Authority
Revenue	5.000%	1/1/20 (Prere.)	950	993
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	100	109
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	115	125
South Carolina Public Service Authority
Revenue	4.000%	1/1/32	105	105
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	350	383
South Carolina Public Service Authority
Revenue	5.000%	12/1/34	290	317
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	15	16
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	365	396
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	1,395	1,458
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	595	645
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	355	386
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	190	201
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	110	117
South Carolina Public Service Authority
Revenue	5.000%	12/1/43	970	1,010
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	310	329
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	160	170
South Carolina Public Service Authority
Revenue	4.000%	12/1/45	90	89
South Carolina Public Service Authority
Revenue	5.000%	12/1/46	1,445	1,535
South Carolina Public Service Authority
Revenue	5.000%	12/1/48	2,910	3,061
South Carolina Public Service Authority
Revenue	5.000%	12/1/49	2,115	2,233
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	4,425	4,706

South Carolina Public Service Authority
Revenue	5.500%	12/1/53	1,635	1,770
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	1,150	1,253
South Carolina Public Service Authority
Revenue	5.000%	12/1/55	1,295	1,374
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	940	1,016
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/19 (Prere.)	3,395	3,537
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	275	294
				35,302
Tennessee (0.4%)
Memphis Center City Revenue Finance Corp
Revenue	5.250%	11/1/21 (Prere.)	770	853
Memphis TN Electric System Revenue	5.000%	12/1/18	250	253
Memphis TN GO	5.000%	4/1/26	2,000	2,324
Memphis-Shelby County TN Airport Authority
Revenue	5.000%	4/1/35	500	535
Memphis-Shelby County TN Sports Authority
Revenue (Memphis Arena)	5.375%	11/1/29	235	246
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/27	450	507
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/22	725	809
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/23 (Prere.)	410	463
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/24	380	436
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/25	100	116
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/27	720	850
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/33	500	532
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/34	750	793
Shelby County TN GO	5.000%	3/1/24	675	778
Tennessee GO	5.000%	8/1/18	490	490
Tennessee GO	5.000%	8/1/21	1,365	1,494
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/40	165	187
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/43	420	464
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/45	695	787
				12,917
Texas (10.1%)
Alamo Heights TX Independent School District
GO	4.000%	2/1/30	330	357
Alamo TX Community College District GO	4.500%	8/15/33 (14)	60	60
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/46	310	345
Aldine TX Independent School District GO	5.000%	2/15/22	1,250	1,379
Austin TX Community College District Public
Facilities Corp. Lease Revenue	4.000%	8/1/33	350	365

Austin TX Community College District Public
Facilities Corp. Lease Revenue	4.000%	8/1/42	1,000	1,024
Austin TX GO	5.000%	9/1/20	1,250	1,335
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	320	353
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/39	460	514
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/41	200	217
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/42	105	116
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/43	1,350	1,505
Bexar County TX GO	5.000%	6/15/38	1,500	1,678
Bexar County TX Hospital District GO	4.000%	2/15/43	2,000	2,052
Bexar County TX Hospital District GO	5.000%	2/15/48	2,000	2,231
Brownsville TX Utility System Revenue	4.000%	9/1/30	170	179
Central Texas Regional Mobility Authority
Revenue	6.000%	1/1/21 (Prere.)	205	225
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	275	303
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/40	300	327
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/43	1,050	1,127
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	100	109
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/46	730	794
Clear Creek TX Independent School District GO
PUT	1.450%	8/14/20	130	129
Colorado River Municipal Water District Texas
Water System Revenue	5.000%	1/1/21 (Prere.)	160	172
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	265	309
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/26	350	412
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	370	420
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	230	268
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/29	945	1,081
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/44	1,500	1,664
Dallas County TX Community College District
GO	4.000%	2/15/28	730	801
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.750%	12/1/18 (Prere.)	55	56
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/18 (Prere.)	190	192
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	225	228
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	425	431
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	260	263

Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	60	61
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/29 (2)	180	222
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/30 (2)	270	336
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/41	5,215	5,897
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/46	245	276
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/48	105	118
Dallas TX GO	5.000%	2/15/27	500	564
Dallas TX Independent School District GO	5.000%	8/15/24	360	416
Dallas TX Independent School District GO	5.000%	2/15/26	1,715	1,848
Dallas TX Independent School District GO	5.000%	8/15/28	1,075	1,242
Dallas TX Independent School District GO	5.000%	8/15/29	175	194
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/23	365	416
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/24	1,250	1,447
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/27	1,755	2,046
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/29	550	643
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/30	390	454
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/31	115	134
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/36	105	114
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/37	510	562
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/39	315	335
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/41	50	55
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/23	370	396
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/25	230	253
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	120	128
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	410	456
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	125	133
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	100	113
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	125	133
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/33	125	141
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/34	1,720	1,831
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	145	154

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	2,710	2,883
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	100	109
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	195	213
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/44	375	407
Dallas-Fort Worth TX International Airport
Revenue	4.000%	11/1/45	140	141
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	395	419
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	1,370	1,470
El Paso TX Municipal Drainage Utility System
Revenue	4.000%	3/1/29	665	719
Fort Bend County TX GO	5.000%	3/1/28	2,350	2,691
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/32	50	55
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/37	580	631
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	4.000%	3/1/46	460	471
Fort Bend TX Independent School District GO	5.000%	8/15/19	175	181
Fort Bend TX Independent School District GO	4.750%	8/15/34	50	50
Fort Worth TX Independent School District GO	5.000%	2/15/34	300	310
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/23	725	817
Frisco TX Independent School District GO	4.750%	8/15/18 (Prere.)	200	200
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	10/1/43	2,000	2,286
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	10/1/48	2,000	2,278
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	940	1,041
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	4/1/53	2,470	2,703
Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	4,500	4,984
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/32	1,000	1,052
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/34	750	784
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/36	400	415
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/37	375	389
Harris County TX Flood Control District Revenue	5.000%	10/1/20 (Prere.)	1,840	1,968
Harris County TX Flood Control District Revenue	5.000%	10/1/20 (Prere.)	595	636
Harris County TX GO	5.750%	10/1/18 (Prere.)	350	353
Harris County TX GO	5.000%	8/15/19 (Prere.)	95	98
Harris County TX GO	5.000%	8/15/22	660	737
Harris County TX GO	5.000%	10/1/23	205	219
Harris County TX GO	5.000%	10/1/24	280	313
Harris County TX GO	5.000%	10/1/24	515	576
Harris County TX GO	5.000%	10/1/26	860	1,005

Harris County TX GO	5.000%	10/1/27	2,500	2,913
Harris County TX GO	5.000%	8/15/28	250	292
Harris County TX GO	5.000%	10/1/28	625	726
Harris County TX GO	5.000%	8/15/30	195	226
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	845	918
Harris County TX Sports Authority Revenue	5.000%	11/15/25 (4)	625	716
Harris County TX Sports Authority Revenue	5.000%	11/15/30	190	213
Harris County TX Sports Authority Revenue	0.000%	11/15/34 (4)	560	282
Harris County TX Sports Authority Revenue	0.000%	11/15/43 (4)	200	66
Harris County TX Toll Road Revenue	5.000%	8/15/18 (Prere.)	575	576
Harris County TX Toll Road Revenue	5.250%	8/15/18 (Prere.)	1,010	1,011
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	900	932
Harris County TX Toll Road Revenue	5.000%	8/15/23	405	461
Harris County TX Toll Road Revenue	5.000%	8/15/24	985	1,138
Harris County TX Toll Road Revenue	5.000%	8/15/29	840	927
Harris County TX Toll Road Revenue	5.000%	8/15/30	150	165
Harris County TX Toll Road Revenue	5.000%	8/15/36	990	1,127
Harris County TX Toll Road Revenue	5.000%	8/15/40	1,445	1,491
Houston TX Airport System Revenue	5.000%	7/1/26	75	81
Houston TX Airport System Revenue	5.000%	7/1/29	500	598
Houston TX Airport System Revenue	5.000%	7/1/30	500	590
Houston TX Airport System Revenue	5.500%	7/1/39	2,775	2,781
Houston TX Community College System GO	5.000%	2/15/33	415	458
Houston TX Community College System GO	5.000%	2/15/34	130	143
Houston TX Community College System GO	5.000%	2/15/36	1,200	1,257
Houston TX Community College System GO	5.000%	2/15/43	5,765	6,309
Houston TX GO	5.000%	3/1/19	350	357
Houston TX GO	5.000%	3/1/19 (Prere.)	500	510
Houston TX GO	5.000%	3/1/19	100	102
Houston TX GO	5.000%	3/1/19 (Prere.)	90	92
Houston TX GO	5.000%	3/1/22 (Prere.)	225	249
Houston TX GO	5.000%	3/1/22	1,035	1,142
Houston TX GO	5.000%	3/1/23	165	186
Houston TX GO	5.000%	3/1/24	225	248
Houston TX GO	5.000%	3/1/24	10	10
Houston TX GO	5.000%	3/1/25	100	116
Houston TX GO	5.000%	3/1/26	500	583
Houston TX GO	5.000%	3/1/27	185	218
Houston TX GO	5.000%	3/1/28	200	231
Houston TX GO	5.000%	3/1/31	1,250	1,446
Houston TX GO	4.000%	3/1/35	1,500	1,576
Houston TX Independent School District GO	5.000%	2/15/21	100	108
Houston TX Independent School District GO	5.000%	2/15/21	260	281
Houston TX Independent School District GO	5.000%	2/15/22	180	199
Houston TX Independent School District GO	5.000%	2/15/22	1,040	1,151
Houston TX Independent School District GO	5.000%	2/15/23	405	457
Houston TX Independent School District GO	5.000%	2/15/24	150	172
Houston TX Independent School District GO	5.000%	2/15/25	580	676
Houston TX Independent School District GO	5.000%	2/15/26	175	206
Houston TX Independent School District GO	5.000%	2/15/27	125	146
Houston TX Independent School District GO	5.000%	2/15/29	150	174
Houston TX Independent School District GO	5.000%	2/15/30	585	678
Houston TX Independent School District GO	5.000%	2/15/31	435	503
Houston TX Independent School District GO	4.000%	2/15/33	500	530
Houston TX Independent School District GO	4.000%	2/15/42	1,905	1,982
Houston TX Independent School District GO
PUT	2.400%	6/1/21	5,000	5,041

Houston TX Utility System Revenue	5.000%	11/15/18	2,100	2,122
Houston TX Utility System Revenue	5.000%	5/15/19 (Prere.)	215	221
Houston TX Utility System Revenue	5.375%	5/15/19 (Prere.)	170	175
Houston TX Utility System Revenue	6.000%	5/15/19 (Prere.)	1,000	1,035
Houston TX Utility System Revenue	5.000%	5/15/21	100	108
Houston TX Utility System Revenue	5.000%	5/15/22	385	427
Houston TX Utility System Revenue	5.000%	5/15/23	170	192
Houston TX Utility System Revenue	5.000%	5/15/24	280	322
Houston TX Utility System Revenue	5.000%	11/15/24	125	145
Houston TX Utility System Revenue	5.000%	5/15/27	575	655
Houston TX Utility System Revenue	5.250%	11/15/28	215	231
Houston TX Utility System Revenue	5.250%	11/15/29	170	183
Houston TX Utility System Revenue	5.000%	11/15/30	1,000	1,162
Houston TX Utility System Revenue	5.250%	11/15/30	450	484
Houston TX Utility System Revenue	5.000%	11/15/31	750	817
Houston TX Utility System Revenue	5.000%	11/15/33	1,515	1,618
Houston TX Utility System Revenue	5.000%	11/15/33	175	190
Houston TX Utility System Revenue	5.000%	11/15/34	200	227
Houston TX Utility System Revenue	5.000%	11/15/35	225	258
Houston TX Utility System Revenue	5.000%	11/15/36	275	314
Houston TX Utility System Revenue	5.000%	11/15/36	375	407
Houston TX Utility System Revenue	4.000%	11/15/37	60	62
Houston TX Utility System Revenue	5.000%	11/15/39	515	580
Houston TX Utility System Revenue	5.000%	11/15/40	100	108
Houston TX Utility System Revenue	5.000%	11/15/44	75	84
Irving TX Combination Tax & Hotel Occupancy
Revenue GO	5.000%	2/15/19 (Prere.)	485	494
Judson TX Independent School District GO	4.000%	2/1/41	495	515
Katy TX Independent School District GO	5.000%	2/15/42	420	478
Katy TX Independent School District GO	4.000%	2/15/48	2,000	2,062
Keller TX Independent School District GO	5.250%	2/15/19 (Prere.)	250	255
Keller TX Independent School District GO	5.500%	2/15/19 (Prere.)	995	1,017
Klein TX Independent School District GO	5.000%	8/1/18 (Prere.)	75	75
Klein TX Independent School District GO	5.000%	8/1/18 (Prere.)	340	340
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	65	70
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	325	351
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	120	130
Leander TX Independent School District GO	5.000%	8/15/26	440	499
Leander TX Independent School District GO	5.000%	8/15/38	450	505
Leander TX Independent School District GO	5.000%	8/15/40	400	448
Leander TX Independent School District GO	0.000%	8/16/42	1,630	636
Leander TX Independent School District GO	4.000%	8/15/49	425	438
Leander TX Independent School District GO	5.000%	8/15/49	2,000	2,256
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	200	204
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	325	331
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	125	127
Lewisville TX Independent School District GO	5.000%	8/15/20	465	496
Lewisville TX Independent School District GO	5.000%	8/15/25	160	187
Lewisville TX Independent School District GO	4.000%	8/15/26	400	440
Little Elm TX Independent School District GO	5.000%	8/15/46	2,000	2,289
Lone Star College System Texas Financing
Revenue	5.000%	2/15/43	525	562
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	150	150
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	35	35
Lone Star College System Texas GO	5.000%	2/15/24	175	201
Lone Star College System Texas GO	5.000%	8/15/38	35	35
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	150	154
Lower Colorado River Authority Texas Revenue	5.500%	5/15/33	195	201

Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	875	918
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	8,000	8,228
Lower Colorado River Authority Texas Revenue	5.000%	5/15/39	2,500	2,741
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	145	149
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	665	696
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/22	2,215	2,394
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	4.000%	5/15/31	1,250	1,304
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40 (4)	100	105
Lower Colorado River Authority Texas
TransmissionContract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/41	275	293
Midland County TX Fresh Water Supply
Revenue	5.000%	9/15/40	440	482
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/43	2,000	2,167
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/48	2,000	2,160
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/20	210	218
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/22	600	648
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	130	141
North Harris County TX Regional Water
Authority Revenue	5.250%	12/15/18 (Prere.)	485	492
North Harris County TX Regional Water
Authority Revenue	5.375%	12/15/18 (Prere.)	375	381
North Harris County TX Regional Water
Authority Revenue	5.000%	12/15/30 (15)	3,380	3,734
North Texas Municipal Water District Regional
Wastewater System Revenue	4.000%	6/1/31	360	385
North Texas Tollway Authority System Revenue	5.750%	1/1/19 (Prere.)	1,250	1,273
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	215	219
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	250	255
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	40	41
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	440	449
North Texas Tollway Authority System Revenue	5.000%	1/1/20	300	314
North Texas Tollway Authority System Revenue	5.000%	1/1/21	455	489
North Texas Tollway Authority System Revenue	6.000%	1/1/21 (Prere.)	3,035	3,337
North Texas Tollway Authority System Revenue	6.000%	1/1/21 (Prere.)	670	737
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	625	682
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	1,790	1,952
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	2,345	2,558
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	170	185
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	125	136
North Texas Tollway Authority System Revenue	5.250%	9/1/21 (Prere.)	205	225
North Texas Tollway Authority System Revenue	5.250%	9/1/21 (Prere.)	220	242
North Texas Tollway Authority System Revenue	5.250%	9/1/21 (Prere.)	265	291
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	1,960	2,167
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	170	188
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,500	1,677
North Texas Tollway Authority System Revenue	6.000%	1/1/23	10	10

North Texas Tollway Authority System Revenue	6.250%	2/1/23	100	106
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,000	1,135
North Texas Tollway Authority System Revenue	5.000%	1/1/27	985	1,115
North Texas Tollway Authority System Revenue	6.000%	1/1/28	80	81
North Texas Tollway Authority System Revenue	0.000%	1/1/29 (12)	315	225
North Texas Tollway Authority System Revenue	5.000%	1/1/30	375	419
North Texas Tollway Authority System Revenue	5.000%	1/1/30	230	260
North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,000	1,146
North Texas Tollway Authority System Revenue	5.000%	1/1/31	1,000	1,134
North Texas Tollway Authority System Revenue	5.000%	1/1/31	1,000	1,142
North Texas Tollway Authority System Revenue	5.000%	1/1/31	560	622
North Texas Tollway Authority System Revenue	0.000%	1/1/32 (12)	155	98
North Texas Tollway Authority System Revenue	0.000%	1/1/33 (12)	105	64
North Texas Tollway Authority System Revenue	5.000%	1/1/33	250	280
North Texas Tollway Authority System Revenue	0.000%	1/1/34 (12)	235	136
North Texas Tollway Authority System Revenue	0.000%	1/1/35 (12)	200	111
North Texas Tollway Authority System Revenue	4.000%	1/1/35 (4)	250	260
North Texas Tollway Authority System Revenue	5.000%	1/1/35	370	412
North Texas Tollway Authority System Revenue	0.000%	1/1/36 (12)	1,000	533
North Texas Tollway Authority System Revenue	4.000%	1/1/36	500	518
North Texas Tollway Authority System Revenue	0.000%	1/1/37 (12)	235	120
North Texas Tollway Authority System Revenue	4.000%	1/1/38	1,000	1,023
North Texas Tollway Authority System Revenue	5.000%	1/1/38	600	665
North Texas Tollway Authority System Revenue	4.000%	1/1/39	215	221
North Texas Tollway Authority System Revenue	5.000%	1/1/40	1,100	1,197
North Texas Tollway Authority System Revenue	5.000%	1/1/40 (4)	640	697
North Texas Tollway Authority System Revenue	5.000%	1/1/42	190	204
North Texas Tollway Authority System Revenue	4.000%	1/1/43	3,000	3,057
North Texas Tollway Authority System Revenue	5.000%	1/1/43	3,410	3,806
North Texas Tollway Authority System Revenue	5.000%	1/1/43	1,500	1,697
North Texas Tollway Authority System Revenue	5.250%	1/1/44	25	25
North Texas Tollway Authority System Revenue	5.000%	1/1/45	835	919
North Texas Tollway Authority System Revenue	5.000%	1/1/48	1,840	2,047
North Texas Tollway Authority System Revenue	5.000%	1/1/48	800	901
North Texas Tollway Authority System Revenue
PUT	1.950%	1/1/19	500	500
Northside Independent School District GO	2.750%	8/1/23	1,320	1,347
Northside Independent School District Texas
GO	5.000%	8/15/38	525	526
Port of Houston Authority of Harris County
Texas Tax Revenue	5.000%	10/1/35	135	143
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project)	5.000%	3/15/43	85	93
Richardson TX Independent School District GO	5.000%	2/15/25	1,360	1,582
Round Rock TX Independent School District GO	5.000%	8/1/33	200	201
Round Rock TX Independent School District GO	5.250%	8/1/34	650	652
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	200	204
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	245	249
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	3,000	3,149
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	240	252
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	220	237
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	1,360	1,501

San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	220	243
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	490	552
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	1,135	1,280
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/24	1,395	1,619
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/25	360	424
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/27	610	718
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/29	1,500	1,763
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/29	150	175
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/32	150	172
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/39	535	591
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/43	115	126
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/44	190	209
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/48	3,000	3,274
San Antonio TX GO	5.000%	2/1/20	200	210
San Antonio TX Independent School District GO	5.000%	2/15/24	480	549
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/33	140	144
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/34	70	72
San Antonio TX Water Revenue	5.250%	11/15/18 (Prere.)	470	475
San Antonio TX Water Revenue	5.000%	5/15/26	705	794
San Antonio TX Water Revenue	5.000%	5/15/33	575	665
San Antonio TX Water Revenue	5.000%	5/15/48	2,000	2,284
San Jacinto TX Community College District GO	5.000%	2/15/19 (Prere.)	1,025	1,045
Socorro TX Independent School District GO	5.000%	8/15/21 (Prere.)	1,075	1,177
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/37	140	153
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/52	1,955	2,096
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/25	975	1,142
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/27	2,005	2,402
Texas GO	5.000%	4/1/20	210	222
Texas GO	5.000%	10/1/20	600	642
Texas GO	5.000%	4/1/21	200	216
Texas GO	5.000%	10/1/22	610	683
Texas GO	5.000%	10/1/25	1,010	1,156
Texas GO	5.000%	10/1/26	125	143
Texas GO	5.000%	4/1/27	210	239
Texas GO	5.000%	10/1/27	295	339
Texas GO	5.000%	10/1/27	125	146
Texas GO	5.000%	10/1/28	100	114
Texas GO	5.000%	10/1/29	190	226
Texas GO	5.000%	10/1/31	500	588

Texas GO	5.000%	4/1/44	925	1,032
Texas GO	5.000%	10/1/44	4,415	4,967
Texas Municipal Power Agency Revenue	5.000%	9/1/40	215	226
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	4,255	4,517
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	1,645	1,782
Texas Private Activity Surface Transportation
Corp. Revenue (LBJ Infrastructure Group)	7.000%	6/30/34	255	277
Texas State University System Financing
System Revenue	5.000%	3/15/20	170	179
Texas State University System Financing
System Revenue	5.000%	3/15/21	210	227
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,380	1,632
Texas Transportation Commission GO	5.000%	10/1/18	200	201
Texas Transportation Commission GO	5.000%	10/1/20	260	278
Texas Transportation Commission GO	5.000%	10/1/21	600	658
Texas Transportation Commission GO	5.000%	4/1/22	105	116
Texas Transportation Commission GO	5.000%	4/1/23	300	339
Texas Transportation Commission GO	5.000%	4/1/24	100	115
Texas Transportation Commission GO	5.000%	10/1/24	2,055	2,382
Texas Transportation Commission GO	5.000%	10/1/25	755	872
Texas Transportation Commission GO	5.000%	4/1/26	240	265
Texas Transportation Commission GO	5.000%	4/1/26	300	343
Texas Transportation Commission GO	5.000%	10/1/26	815	955
Texas Transportation Commission GO	5.000%	4/1/29	200	227
Texas Transportation Commission GO	5.000%	10/1/29	585	679
Texas Transportation Commission GO	5.000%	10/1/30	1,665	1,967
Texas Transportation Commission GO	5.000%	10/1/30	670	763
Texas Transportation Commission GO	5.000%	4/1/31	300	338
Texas Transportation Commission GO	5.000%	10/1/33	680	794
Texas Transportation Commission GO	5.000%	4/1/44	860	971
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/23	150	171
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/28	215	250
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/34	160	186
Texas Transportation Commission Revenue	4.000%	10/1/18	190	191
Texas Transportation Commission Revenue	5.000%	4/1/19	140	143
Texas Transportation Commission Revenue	5.000%	4/1/20	2,480	2,615
Texas Transportation Commission Revenue	5.000%	10/1/20	500	535
Texas Transportation Commission Revenue	5.000%	4/1/21	835	904
Texas Transportation Commission Revenue	5.000%	10/1/21	1,960	2,148
Texas Transportation Commission Revenue	5.000%	10/1/21	310	340
Texas Transportation Commission Revenue	5.000%	4/1/22	430	476
Texas Transportation Commission Revenue	5.000%	10/1/22	655	733
Texas Transportation Commission Revenue	5.000%	4/1/24	1,695	1,949
Texas Transportation Commission Revenue	5.000%	10/1/24	140	162
Texas Transportation Commission Revenue	5.000%	10/1/24	165	191
Texas Transportation Commission Revenue	5.000%	4/1/25	270	310
Texas Transportation Commission Revenue	5.000%	10/1/25	485	570
Texas Transportation Commission Revenue	5.000%	10/1/25	500	588
Texas Transportation Commission Revenue	5.000%	10/1/26	480	570
Texas Transportation Commission Revenue	5.000%	10/1/30	1,000	1,164
Texas Transportation Commission Revenue	5.000%	4/1/34	100	113
Texas Transportation Commission Revenue	5.000%	8/15/41	1,033	1,108

Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/31	425	465
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	565	616
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	1,575	1,711
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	875	965
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/42	1,400	1,509
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	2,585	2,716
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	95	86
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/36	725	339
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/37	3,630	1,618
Texas Water Development Board Revenue	5.000%	4/15/25	115	134
Texas Water Development Board Revenue	5.000%	10/15/29	450	524
Texas Water Development Board Revenue	5.000%	10/15/30	195	226
Texas Water Development Board Revenue	5.000%	10/15/31	535	620
Texas Water Development Board Revenue	4.000%	10/15/33	1,000	1,064
Texas Water Development Board Revenue	5.000%	10/15/40	1,885	2,146
Texas Water Development Board Revenue	4.000%	10/15/42	1,000	1,035
Texas Water Development Board Revenue	4.000%	10/15/45	3,065	3,150
Texas Water Development Board Revenue	5.000%	10/15/45	440	499
Texas Water Development Board Revenue	4.000%	10/15/47	2,000	2,062
Texas Water Development Board Revenue	5.000%	10/15/47	1,500	1,719
Texas Water Financial Assistance GO	5.000%	8/1/39	100	103
University of Houston Texas Revenue	4.000%	2/15/24	2,245	2,455
University of Houston Texas Revenue	5.000%	2/15/29	2,250	2,602
University of Houston Texas Revenue	4.000%	2/15/49	1,375	1,410
University of Texas Permanent University Fund
Revenue	5.000%	7/1/24	640	741
University of Texas Permanent University Fund
Revenue	5.000%	7/1/27	205	236
University of Texas Permanent University Fund
Revenue	5.250%	7/1/30	160	198
University of Texas Permanent University Fund
Revenue	4.000%	7/1/41	1,280	1,326
University of Texas Permanent University Fund
Revenue	5.000%	7/1/41	300	333
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	110	117
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	155	170
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	305	334
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	4,015	4,495
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	285	326
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	100	114
University of Texas System Revenue Financing
System Revenue	5.375%	8/15/23	510	592

University of Texas System Revenue Financing
System Revenue	5.000%	8/15/24	130	151
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/24	1,160	1,347
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	345	406
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	605	712
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	595	700
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	2,770	3,296
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	2,480	2,951
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/43	885	971
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/21 (Prere.)	795	869
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/41 (15)	1,000	1,026
Ysleta TX Independent School District GO	5.000%	8/15/45	2,560	2,898
Ysleta TX Independent School District GO	5.000%	8/15/47	1,550	1,744
				361,107
Utah (0.3%)
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/21	360	391
Judson TX Independent School District GO	4.000%	6/15/29	2,450	2,652
University of Utah Revenue	5.000%	8/1/23 (Prere.)	95	108
University of Utah Revenue	5.000%	8/1/23 (Prere.)	565	645
University of Utah Revenue	5.000%	8/1/32	40	45
University of Utah Revenue	4.000%	8/1/33	400	427
Utah GO	5.000%	7/1/19	800	826
Utah GO	5.000%	7/1/20	1,400	1,489
Utah GO	5.000%	7/1/21 (Prere.)	250	273
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	160	187
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	340	396
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	125	145
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	180	208
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	500	533
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	500	296
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	270	303
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	250	283
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	2,765	2,847
				12,054
Vermont (0.0%)
University of Vermont & State Agricultural
College GO	4.000%	10/1/40	100	103
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/41	200	216
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/46	200	215
				534
Virginia (1.1%)
Arlington County VA GO	5.000%	8/1/22	140	157

Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	500	553
Fairfax County VA GO	5.000%	10/1/18	210	211
Fairfax County VA GO	5.000%	10/1/23	780	895
Fairfax County VA GO	4.000%	10/1/27	2,410	2,652
Fairfax County VA Public Improvement GO	5.000%	4/1/21	380	412
Fairfax County VA Public Improvement GO	5.000%	4/1/23	110	125
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	581
Fairfax VA GO	4.000%	1/15/31	120	126
Loudoun County VA GO	5.000%	11/1/19	100	104
Loudoun County VA Sanitation Authority Water
& Sewer Revenue	5.000%	1/1/24	1,460	1,679
Richmond VA Public Utility Revenue	5.000%	1/15/19 (Prere.)	120	122
Richmond VA Public Utility Revenue	5.000%	1/15/28	140	164
University of Virginia Revenue	5.000%	8/1/21	1,000	1,094
University of Virginia Revenue	4.000%	4/1/42	665	695
University of Virginia Revenue	5.000%	6/1/43	400	446
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/25 (Prere.)	1,000	1,169
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/28	1,295	1,399
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/30	1,080	1,267
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/31	500	584
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/35	295	277
Virginia Commonwealth Transportation Board
Revenue	4.500%	5/15/21 (Prere.)	335	360
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	50	54
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	100	109
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	250	284
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/23	400	456
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	1,500	1,769
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	500	591
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	1,375	1,635
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	100	120
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/28	200	240
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/29	200	239
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/31	700	740
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/31	1,000	1,166

Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/32	380	396
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	250	264
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/36	250	263
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/37	1,825	1,888
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/42	4,520	4,703
Virginia GO	5.000%	6/1/19	200	206
Virginia GO	5.000%	6/1/27	180	211
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24	2,250	2,604
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	300	352
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/27	2,030	2,431
Virginia Public School Authority Revenue	5.000%	8/1/19	230	238
Virginia Public School Authority Revenue	5.000%	8/1/22	445	497
Virginia Public School Authority Revenue	5.000%	8/1/22	80	89
Virginia Public School Authority Revenue	5.000%	8/1/23	705	785
Virginia Public School Authority Revenue	5.000%	8/1/25	505	593
Virginia Public School Authority Revenue	5.000%	8/1/26	310	362
Virginia Public School Authority Revenue	5.000%	8/1/27	500	583
Virginia Public School Authority School
Technology & Security Notes Revenue	4.000%	8/1/19	1,350	1,383
Virginia Small Business Financing Authority
Revenue (Hampton University)	4.000%	10/1/38	300	301
				40,624
Washington (3.3%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	575	662
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	680	781
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/35	790	900
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/36	200	227
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/45	1,400	1,578
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/46	1,720	2,218
Energy Northwest Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/25	380	445
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	2,315	2,389
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	175	186
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	100	106
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/21	235	256
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/21	1,050	1,144
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	1,000	1,115

Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	240	273
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	5,855	6,181
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/40	1,290	1,446
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	300	345
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	100	117
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/26	2,755	2,994
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/27	410	491
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/28	865	916
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/28	125	149
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/28	320	375
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	1,835	2,163
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/34	1,000	1,176
King County WA Sewer Revenue	5.000%	1/1/19 (Prere.)	550	558
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	95	101
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	30	32
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	35	38
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	30	32
King County WA Sewer Revenue	4.000%	7/1/33	415	440
King County WA Sewer Revenue	5.000%	7/1/39	1,890	2,101
King County WA Sewer Revenue	4.000%	7/1/45	710	735
King County WA Sewer Revenue	5.000%	7/1/46	1,000	1,129
King County WA Sewer Revenue	5.000%	1/1/52	405	437
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	525	580
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	470	511
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/33	250	291
Pierce County WA School District No. 10
(Tacoma) GO	5.250%	12/1/38	305	353
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/39	1,000	1,139
Pierce County WA Sewer Revenue	4.000%	8/1/42	55	56
Port of Seattle WA Revenue	5.000%	2/1/30	455	520
Port of Seattle WA Revenue	5.000%	8/1/30	4,000	4,381
Port of Seattle WA Revenue	5.000%	8/1/31	5,100	5,582
Port of Tacoma WA GO	5.000%	12/1/27	2,000	2,361
Seattle WA GO	4.000%	10/1/27	1,230	1,312
Seattle WA GO	4.000%	12/1/27	1,430	1,528
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	100	105
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20 (Prere.)	15	16
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21 (Prere.)	270	293
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	75	79
Seattle WA Municipal Light & Power Revenue	4.000%	9/1/47	500	517
Seattle WA Water System Revenue	4.000%	7/1/47	750	779

Snohomish County WA School District No. 201
(Edmonds) GO	5.250%	12/1/18 (Prere.)	340	344
Tacoma WA Electric System Revenue	5.000%	1/1/38	4,295	4,734
University of Washington Biomedical Research
Properties Lease Revenue	4.000%	1/1/48	230	237
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19 (Prere.)	510	528
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	465	494
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	630	717
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/25	100	104
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/25	365	404
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29	200	229
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/31	1,750	1,974
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	585	655
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41	3,335	3,579
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	200	201
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	100	100
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	210	218
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/21	125	136
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	230	257
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	515	574
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/23	340	378
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/24	545	602
Washington GO	5.000%	1/1/19 (Prere.)	85	86
Washington GO	5.000%	2/1/19 (Prere.)	60	61
Washington GO	5.000%	7/1/19	1,625	1,677
Washington GO	5.000%	7/1/19	1,000	1,032
Washington GO	5.000%	1/1/20	185	194
Washington GO	4.000%	2/1/20 (Prere.)	250	259
Washington GO	5.000%	7/1/20	345	367
Washington GO	5.000%	7/1/20	110	117
Washington GO	5.000%	7/1/20	1,180	1,254
Washington GO	5.000%	7/1/20	500	532
Washington GO	5.000%	8/1/20 (Prere.)	1,025	1,092
Washington GO	5.000%	1/1/21	150	162
Washington GO	5.250%	2/1/21 (Prere.)	700	760
Washington GO	5.000%	7/1/21	280	306
Washington GO	5.000%	7/1/21	120	131
Washington GO	5.000%	8/1/21	700	766
Washington GO	5.000%	7/1/22	100	112
Washington GO	5.000%	7/1/22	220	240
Washington GO	5.000%	7/1/23	1,160	1,321
Washington GO	5.000%	7/1/23	125	142
Washington GO	5.000%	7/1/23	140	159
Washington GO	5.000%	8/1/23	110	125
Washington GO	5.000%	7/1/24	475	550
Washington GO	5.000%	7/1/24	515	596
Washington GO	5.000%	7/1/24	125	145
Washington GO	5.000%	7/1/24	135	150
Washington GO	4.000%	7/1/25	1,455	1,550
Washington GO	5.000%	7/1/25	395	437

Washington GO	5.000%	7/1/25	210	244
Washington GO	5.000%	7/1/25	220	258
Washington GO	5.000%	8/1/25	150	176
Washington GO	4.000%	7/1/26	475	492
Washington GO	5.000%	7/1/26	150	176
Washington GO	4.000%	7/1/27	4,170	4,418
Washington GO	5.000%	7/1/28	135	157
Washington GO	5.000%	7/1/28	100	115
Washington GO	3.000%	7/1/29	275	276
Washington GO	5.000%	8/1/30	75	84
Washington GO	5.000%	8/1/30	2,000	2,327
Washington GO	5.000%	7/1/31	130	148
Washington GO	5.000%	7/1/31	2,000	2,276
Washington GO	5.000%	8/1/31	2,000	2,348
Washington GO	5.000%	8/1/31	100	112
Washington GO	5.000%	8/1/31	310	360
Washington GO	5.000%	7/1/32	225	255
Washington GO	5.000%	7/1/32	150	172
Washington GO	5.000%	8/1/32	2,205	2,549
Washington GO	5.000%	8/1/32	2,460	2,877
Washington GO	5.000%	7/1/33	275	311
Washington GO	5.000%	7/1/33	525	600
Washington GO	5.000%	8/1/33	100	114
Washington GO	5.000%	8/1/33	2,000	2,327
Washington GO	5.000%	8/1/34	130	145
Washington GO	5.000%	8/1/35	450	485
Washington GO	5.000%	8/1/36	1,100	1,249
Washington GO	5.000%	8/1/37	480	545
Washington GO	5.000%	8/1/37	1,300	1,475
Washington GO	5.000%	2/1/38	1,000	1,114
Washington GO	5.000%	8/1/38	200	222
Washington GO	5.000%	8/1/38	2,000	2,267
Washington GO	5.000%	8/1/39	500	566
Washington GO	5.000%	8/1/39	1,520	1,720
Washington GO	5.000%	8/1/40	675	762
Washington State University General Revenue	5.000%	4/1/40	165	184
				119,333
West Virginia (0.0%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	160	170
West Virginia University Revenue	5.000%	10/1/35	1,000	1,091
West Virginia University Revenue	5.000%	10/1/36	115	123
				1,384
Wisconsin (1.1%)
University of Kansas Public Finance Authority
Revenue (Campus Development Corporation)	5.000%	3/1/29	410	467
University of Kansas Public Finance Authority
Revenue (Campus Development Corporation)	5.000%	3/1/35	875	975
Wisconsin Center District Tax revenue	5.250%	12/15/27 (4)	210	241
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/19 (Prere.)	10	10
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/19 (Prere.)	125	129
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/19 (Prere.)	1,250	1,290
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/29	90	93

Wisconsin GO	5.000%	5/1/19 (2)	175	180
Wisconsin GO	6.000%	5/1/19 (Prere.)	550	569
Wisconsin GO	5.000%	5/1/20	100	106
Wisconsin GO	5.000%	11/1/20	2,325	2,496
Wisconsin GO	5.000%	11/1/20	680	730
Wisconsin GO	5.000%	5/1/21	160	174
Wisconsin GO	5.000%	11/1/21	100	110
Wisconsin GO	5.000%	5/1/22	6,660	7,398
Wisconsin GO	5.000%	11/1/22	250	274
Wisconsin GO	5.000%	5/1/23 (Prere.)	520	591
Wisconsin GO	5.000%	11/1/23	205	235
Wisconsin GO	5.000%	11/1/23	3,075	3,450
Wisconsin GO	5.000%	11/1/24	1,185	1,379
Wisconsin GO	5.000%	5/1/25	90	99
Wisconsin GO	5.000%	5/1/26	75	87
Wisconsin GO	5.000%	11/1/26	1,555	1,857
Wisconsin GO	5.000%	11/1/28	2,000	2,349
Wisconsin GO	5.000%	11/1/29	200	234
Wisconsin GO	5.000%	11/1/30	2,345	2,769
Wisconsin GO	5.000%	5/1/33	1,750	1,978
Wisconsin GO	4.000%	11/1/34	1,000	1,064
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	4.000%	12/1/46	300	303
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/41	245	271
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/37	430	474
Wisconsin Transportation Revenue	5.000%	7/1/19 (14)	90	93
Wisconsin Transportation Revenue	5.000%	7/1/22	140	156
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	780	870
Wisconsin Transportation Revenue	5.000%	7/1/29	500	572
Wisconsin Transportation Revenue	5.000%	7/1/30	1,900	2,169
Wisconsin Transportation Revenue	5.000%	7/1/30	1,000	1,180
				37,422
Wyoming (0.0%)
Campbell County WY Solid Waste Facilities
Revenue(Basin Electric Power Cooperative -
Dry Fork Station Facilities)	5.750%	7/15/39	250	259

Total Tax-Exempt Municipal Bonds (Cost $3,508,651)				3,492,842
			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
1 Vanguard Municipal Cash Management Fund
(Cost $40,239)	1.062%		402,385	40,243

Total Investments (99.1%) (Cost $3,548,890)				3,533,085
Other Assets and Liabilities-Net (0.9%)				32,424
Net Assets (100%)				3,565,509

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Tax-Exempt Bond Index Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).

Tax-Exempt Bond Index Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,492,842	—
Temporary Cash Investments	40,243	—	—
Total	40,243	3,492,842	—

C. At July 31, 2018, the cost of investment securities for tax purposes was $3,548,890,000. Net unrealized depreciation of investment securities for tax purposes was $15,805,000, consisting of unrealized gains of $9,787,000 on securities that had risen in value since their purchase and $25,592,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 13, 2018

VANGUARD MUNICIPAL BOND FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 13, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file
Number 33-32216, Incorporated by Reference.